AS FILED WITH THE SEC ON ________________.              REGISTRATION NO. 2-80896

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|

                           PRE-EFFECTIVE AMENDMENT NO.                       |_|
                         POST-EFFECTIVE AMENDMENT NO. 36                     |X|

                                       AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|


                               AMENDMENT NO. 39                              |X|
                        (Check appropriate box or boxes)


                                ----------------


                        THE PRUDENTIAL SERIES FUND, INC.
                           (Exact Name of Registrant)
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                                 (800) 778-2255


          (Address and telephone number of principal executive offices)

                                ----------------

                               CAREN A. CUNNINGHAM
                                    SECRETARY
                        THE PRUDENTIAL SERIES FUND, INC.
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                     (Name and address of agent for service)

                                    Copy to:
                              CHRISTOPHER E. PALMER
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                ----------------

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

        |_| immediately upon filing pursuant to paragraph (b)

        |X| on April 30, 1999 pursuant to paragraph (b)

        |_| 60 days after filing pursuant to paragraph (a)(1)

        |_| on (date) pursuant to paragraph (a)(1)

        |_| 75 days after filing pursuant to paragraph (a)(2)

        |_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

THE PRUDENTIAL SERIES FUND, INC.

     CONSERVATIVE BALANCED PORTFOLIO

     DIVERSIFIED BOND PORTFOLIO

     DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

     EQUITY PORTFOLIO

     EQUITY INCOME PORTFOLIO

     FLEXIBLE MANAGED PORTFOLIO

     GLOBAL PORTFOLIO

     GOVERNMENT INCOME PORTFOLIO

     HIGH YIELD BOND PORTFOLIO

     MONEY MARKET PORTFOLIO

     NATURAL RESOURCES PORTFOLIO

     PRUDENTIAL JENNISON PORTFOLIO

     SMALL CAPITALIZATION STOCK PORTFOLIO

     STOCK INDEX PORTFOLIO

     20/20 FOCUS PORTFOLIO

     ZERO COUPON BOND PORTFOLIO 2000

     ZERO COUPON BOND PORTFOLIO 2005

PROSPECTUS:  May 1, 1999

     As with all mutual funds, filing this prospectus with the SEC does not mean that the SEC has judged this Fund a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                                                              [LOGO] PRUDENTIAL
                                                                     INVESTMENTS

-------------------------------------------------------------------------------

TABLE OF CONTENTS

          1       RISK/RETURN SUMMARY

                  Conservative Balanced Portfolio
                  -------------------------------
          1       Investment Objective and Principal Strategies
          1       Principal Risks
          2       Evaluating Performance

                  Diversified Bond Portfolio
                  --------------------------
          2       Investment Objective and Principal Strategies
          3       Principal Risks
          3       Evaluating Performance

                  Diversified Conservative Growth Portfolio
                  -----------------------------------------
          4       Investment Objective and Principal Strategies
          4       Principal Risks
          4       Evaluating Performance

                  Equity Portfolio
                  ----------------
          4       Investment Objective and Principal Strategies
          5       Principal Risks
          5       Evaluating Performance

                  Equity Income Portfolio
                  -----------------------
          6       Investment Objective and Principal Strategies
          6       Principal Risks
          6       Evaluating Performance

                  Flexible Managed Portfolio
                  --------------------------
          7       Investment Objective and Principal Strategies
          7       Principal Risks
          8       Evaluating Performance

                  Global Portfolio
                  ----------------
          9       Investment Objective and Principal Strategies
          9       Principal Risks
          9       Evaluating Performance

                  Government Income Portfolio
                  ---------------------------
         10       Investment Objective and Principal Strategies
         10       Principal Risks
         10       Evaluating Performance

                  High Yield Bond Portfolio
                  -------------------------
         11       Investment Objective and Principal Strategies
         11       Principal Risks
         12       Evaluating Performance

                  Money Market Portfolio
                  ----------------------
         12       Investment Objective and Principal Strategies
         13       Principal Risks
         13       Evaluating Performance

                  Natural Resources Portfolio
                  ---------------------------
         14       Investment Objective and Principal Strategies
         14       Principal Risks
         14       Evaluating Performance

                  Prudential Jennison Portfolio
                  -----------------------------
         15       Investment Objective and Principal Strategies
         15       Principal Risks
         16       Evaluating Performance

                  Small Capitalization Stock Portfolio
                  ------------------------------------
         16       Investment Objective and Principal Strategies
         17       Principal Risks
         17       Evaluating Performance

                  Stock Index Portfolio
                  ---------------------
         18       Investment Objective and Principal Strategies
         18       Principal Risks
         18       Evaluating Performance

                  20/20 Focus Portfolio
                  ---------------------
         19       Investment Objective and Principal Strategies
         19       Principal Risks
         20       Evaluating Performance

                  Zero Coupon Bond Portfolios - 2000 and 2005
                  -------------------------------------------
         20       Investment Objective and Principal Strategies
         20       Principal Risks
         20       Evaluating Performance

         22       HOW THE PORTFOLIOS INVEST
         22       Conservative Balanced Portfolio
         24       Diversified Bond Portfolio
         26       Diversified Conservative Growth Portfolio
         29       Equity Portfolio
         30       Equity Income Portfolio
         32       Flexible Managed Portfolio
         34       Global Portfolio
         35       Government Income Portfolio
         37       High Yield Bond Portfolio
         38       Money Market Portfolio
         40       Natural Resources Portfolio
         41       Prudential Jennison Portfolio

         42       Small Capitalization Stock Portfolio
         44       Stock Index Portfolio
         45       20/20 Focus Portfolio
         46       Zero Coupon Bond Portfolios 2000 and 2005

         48       INVESTMENT RISKS

         55       HOW THE PORTFOLIOS ARE MANAGED
         55       Investment Adviser
         55       Investment Sub-Advisers
         56       Portfolio Managers

         58       HOW TO BUY AND SELL SHARES OF THE FUND
         59       How to Buy and Sell Shares
         59       Net Asset Value
         60       Distributor

         60       OTHER INFORMATION
         60       Federal Income Taxes
         60       Year 2000
         60       Monitoring for Possible Conflicts


FINANCIAL HIGHLIGHTS

     For More Information (Back Cover)

RISK/RETURN SUMMARY

This prospectus provides information about the Prudential Series Fund, Inc. (the
Fund), which consists of seventeen separate portfolios (each a Portfolio).


The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. NOT EVERY PORTFOLIO IS AVAILABLE UNDER EACH CONTRACT. The prospectus for each Contract lists the Portfolios currently available through that Contract.

The following section highlights key information about each Portfolio. Additional information follows this summary and is provided in the Fund's Statement of Additional Information (SAI).


--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio also invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK(the risk that the borrower will not repay an obligation, and MARKET RISK(the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.


There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
------  -----   ------   -----  ------  ------  ------  ------  ------  ------
16.99%  5.27%   19.07%   6.95%  12.20%  -0.97%  17.27%  12.63%  13.45%  11.74%
-------------------------------------------------------------------------------
Best Quarter: 7.62% (2nd quarter of 1997) Worst Quarter: (3.17)%
(3rd quarter of 1998)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                            1 YEAR      5 YEARS      10 YEARS       (5/13/83)
                            ------      -------      --------       ---------
Class I shares              11.74%       10.65%       11.31%         10.86%
S&P 500**                   28.60%       24.05%       19.19%         17.29%
Lipper Average***           14.79%       13.73%       12.21%         8.94%

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500 ) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER/VARIABLE INSURANCE PRODUCTS (VIP) BALANCED AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.


--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Portfolio invests primarily in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in U.S. dollar denominated foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments may adversely affect the value of foreign securities. The Portfolio's foreign securities may also be affected by changes in currency rates, though to a lesser extent than if the Portfolio invested in securities denominated in a foreign currency.


There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)



-------------------------------------------------------------------------------
  1989    1990   1991   1992    1993    1994    1995    1996   1997    1998
 -----    ----  -----   ----   -----    ----   -----    ----   ----    ----
 13.49%   8.32% 16.44%  7.19%  10.13%  -3.23%  20.73%   4.40%  8.57%   7.15%



-------------------------------------------------------------------------------
Best Quarter: 7.94% (2nd quarter of 1989) Worst Quarter: (2.83)% (1st quarter of 1994)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
-------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                              1 YEAR      5 YEARS       10 YEARS      (5/13/83)
                              ------      -------       --------      ---------
Class I shares                7.15%       7.25%         9.14%         9.25%
Lehman Aggregate Index**      8.69%       7.27%         9.26%         9.99%
Lipper Average***             7.44%       7.13%         8.97%         8.94%


-------------------------------------------------------------------------------


*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE LEHMAN AGGREGATE INDEX (LAI) IS COMPRISED OF MORE THAN 5,000 GOVERNMENT AND CORPORATE BONDS. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) CORPORATE DEBT AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST

CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.


-------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is to provide CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. To achieve our objective, we will invest in a diversified portfolio of debt and equity securities. Up to 35% of the Portfolio's total assets may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. The Portfolio may also invest in foreign securities including debt obligations of issuers in emerging markets. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since a majority of the Portfolio's assets are usually invested in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

A substantial portion of the Portfolio's assets may also be invested in equity securities. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities. Investing in markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries.


There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

The Portfolio commenced operations in 1999, so there is no performance history to report.


-------------------------------------------------------------------------------
EQUITY PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of small-sized companies vary more than the prices of large company stocks and may present above average risks.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

-------------------------------------------------------------------------------
  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 -----    ----   -----   -----   -----    ----   -----   -----   -----    ----
 29.73%  -5.21%  26.01%  14.17%  21.87%   2.78%  31.29%  18.52%  24.66%   9.34%
-------------------------------------------------------------------------------
Best Quarter: 19.13% (1st quarter of 1991) Worst Quarter: (15.59)% (3rd quarter of 1990)
* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

-----------------------------------------------------------------------------
                                                                    SINCE
                                                                    INCEPTION
                        1 YEAR         5 YEARS       10 YEARS       (5/13/83)
                        ------         -------       --------       ---------
Class I shares          9.34%          16.88%        16.74%         15.14%
S&P 500**               28.60%         24.05%        19.19%         17.29%
Lipper Average***       24.94%         20.25%        17.83%         16.01%

-----------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.
**THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500)- AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT

MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH FUND AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.


-------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is BOTH CURRENT INCOME AND CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks and convertible securities that we believe provide good prospects for returns above those of the Standard & Poor's 500 Stock Index (S&P 500 Index) or the NYSE Composite Index. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio may also invest in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

-------------------------------------------------------------------------------
  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 -----    ----   -----   -----   -----    ----   -----   -----   -----    ----
 22.67%  -3.73%  27.50%  10.14%  22.28%   1.44%  21.70%  21.74%  36.61%  -2.38%
-------------------------------------------------------------------------------
Best Quarter: 16.54% (2nd quarter of 1997) Worst Quarter: (18.14)% (3rd quarter of 1998)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

-------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                            1 YEAR       5 YEARS       10 YEARS       (2/19/88)
                            ------       -------       --------       ---------
Class I shares              (2.38)%      14.93%        15.06%         14.91%
S&P 500**                   28.60%       24.05%        19.19%         18.31%
Lipper Average***           16.21%       18.50%        15.23%         15.05%

-------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/29/88). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) EQUITY INCOME AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/29/88). SOURCE: LIPPER, INC.

-------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Portfolio invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

A substantial portion of the Portfolio's assets may also be invested in equity securities. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the value of all stocks are likely to drop.


The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

-------------------------------------------------------------------------------
  1989    1990    1991    1992    1993    1994    1995    1996     1997    1998
 -----    ----   -----    ----   -----    ----   -----   -----    -----   -----
 21.77%   1.91%  25.43%   7.61%  15.58%  -3.16%  24.13%  13.64%   17.96%  10.24%
-------------------------------------------------------------------------------
Best Quarter: 10.89% (2nd quarter of 1997) Worst Quarter: (8.50)% (3rd quarter of 1998)
* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

------------------------------------------------------------------------------
                                                                     SINCE
                                                                     INCEPTION
                             1 YEAR       5 YEARS      10 YEARS      (5/13/83)
                             ------       -------      --------      ---------
Class I shares               10.24%       12.19%       13.15%        12.06%
S&P 500**                    28.60%       24.05%       19.19%        17.29%
Lipper Average***            13.50%       13.64%       14.00%        12.84%
------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) FLEXIBLE AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

-------------------------------------------------------------------------------
GLOBAL PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.


Depending on market conditions, the Portfolio may be invested primarily in foreign securities, which involve additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.


Annual Returns* (Class I shares)


--------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994     1995     1996    1997    1998
-----    -----  -----    ----   -----    ----    -----    -----    ----   -----
18.82%  -12.91% 11.39%  -3.42%  43.14%  -4.89%   15.88%   19.97%   6.98%  25.08%
--------------------------------------------------------------------------------
Best Quarter: 22.17% (4th quarter of 1998) Worst Quarter: (14.21)% (3rd quarter of 1998)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                                  1 YEAR      5 YEARS     10 YEARS     (9/19/88)
                                  ------      -------     --------     ---------
Class I shares                    25.08%      12.04%      10.90%       11.47%
Morgan Stanley World Index**      24.80%      16.19%      11.21%       12.10%
Lipper Average***                 16.19%      12.31%      11.04%       11.10%

--------------------------------------------------------------------------------
* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE MORGAN STANLEY WORLD INDEX (MSWI) IS A WEIGHTED INDEX COMPRISED OF APPROXIMATELY 1,500 COMPANIES LISTED ON THE STOCK EXCHANGES OF THE U.S.A., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GLOBAL AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.


-------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is A HIGH LEVEL OF INCOME OVER THE LONG TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. To achieve our objective, we invest primarily in U.S. government securities, including intermediate and long term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. government. The Portfolio may also invest in mortgage-related securities, collateralized mortgage obligations and corporate debt securities. While we make every effort to achieve our objective, we can't guarantee success.

-------------------------------------------------------------------------------
AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
-------------------------------------------------------------------------------

PRINCIPAL RISKS

The Portfolio invests primarily in U.S. government securities which are considered among the most creditworthy of debt securities. Nevertheless, all investments involve risk. All debt securities have the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT
RISK - the risk that the borrower will not repay an obligation, and MARKET
RISK - the risk that interest rates may change and affect the value of the obligation.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."


EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 9 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

-------------------------------------------------------------------------------
  1990     1991     1992     1993     1994     1995     1996     1997     1998
  ----    -----     ----    -----     ----    -----     ----     ----     ----
  6.34%   16.11%    5.85%   12.56%   -5.16%   19.48%    2.22%    9.67%    9.09%
-------------------------------------------------------------------------------
Best Quarter: 6.95% (3rd quarter of 1991) Worst Quarter: (3.93)% (1st quarter of 1994)
* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

-----------------------------------------------------------------------------
                                                                    SINCE
                                                                    INCEPTION
                                   1 YEAR           5 YEARS         (5/1/89)
                                   ------           -------         --------
Class I shares                     9.09%            6.74%           8.87%
Lehman Govt.  Index**              9.85%            7.18%           9.14%
Lipper Average***                  8.14%            6.36%           8.66%
-----------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE LEHMAN GOVERNMENT INDEX IS A WEIGHTED INDEX COMPRISED OF SECURITIES ISSUED OR BACKED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES WITH A REMAINING MATURITY OF ONE TO 30 YEARS. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/89). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GENERAL U.S. GOVERNMENT AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/89). SOURCE: LIPPER, INC.


-------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high-yield/high-risk debt securities. Such securities have speculative characteristics and generally are riskier than higher-rated securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. The Portfolio invests in debt obligations which have CREDIT, MARKET and INTEREST RATE RISKS. Credit risk is the possibility that an issuer of debt securities fails to pay the Portfolio interest or principal. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.


The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

-------------------------------------------------------------------------------
  1989     1990    1991    1992    1993    1994    1995    1996    1997   1998
  ----    -----   -----   -----   -----    ----   -----   -----   -----   ----
 -2.05%  -11.84   38.99%  17.53%  19.27%  -2.72%  17.56%  11.39%  13.78% -2.36%
-------------------------------------------------------------------------------
Best Quarter: 15.89% (1st quarter of 1991) Worst Quarter: (9.68)% (3rd quarter of 1990)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

-------------------------------------------------------------------------------
                                                                     SINCE
                                                                     INCEPTION
                                 1 YEAR      5 YEARS     10 YEARS    (2/23/87)
                                 ------      -------     --------    ---------
Class I shares                   (2.36)%     7.20%       9.07%       8.26%
Lehman High Yield Index**        1.60%       8.52%       10.52%      9.81%
Lipper Average***                0.10%       7.87%       9.92%       9.35%
-------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.
** THE LEHMAN HIGH YIELD INDEX IS MADE UP OF OVER 700 NONINVESTMENT GRADE BONDS. THE INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/28/87). SOURCE: LIPPER, INC. *** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) HIGH CURRENT YIELD AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/28/87). SOURCE: LIPPER, INC.


------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Portfolio invests only in money market instruments, there is not likely to be an opportunity for capital appreciation. Debt obligations, including money market instruments, also involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Political developments and changes in currency rates may adversely affect the value of foreign securities, even though denominated in U.S. dollars.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. For more information about risk, see "Investment Risks."

--------------------------------------------------------------------------------
AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A NET ASSET VALUE OF $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
--------------------------------------------------------------------------------


EVALUATING THE PERFORMANCE

A number of factors - including risk - can affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance over the past 10 years and demonstrates how returns can change from year to year. Past performance does not assure that the Portfolio will achieve similar results in the future.


Annual Returns* (Class I shares)

-------------------------------------------------------------------------------
  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  9.25%   8.16%   6.16%   3.78%   2.95%   4.05%   5.80%   5.22%   5.41%   5.39%
-------------------------------------------------------------------------------
Best Quarter: 2.37% (2nd quarter of 1989) Worst Quarter: 0.71% (2nd quarter of
1993)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

AVERAGE ANNUAL RETURNS* (as of 12/31/98)

----------------------------------------------------------------------------
                                                                   SINCE
                                                                   INCEPTION
                         1 YEAR        5 YEARS      10 YEARS       (5/13/83)
                         ------        -------      --------       ---------
Class I shares           5.39%         5.18%        5.61%          6.39%
Lipper Average**         5.10%         4.92%        5.32%          6.02%
----------------------------------------------------------------------------
 * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
** The Lipper Variable Insurance Products (VIP) Money Market Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses but not product charges.

7-DAY YIELD* (AS OF 12/31/98)

----------------------------------------------------------------------------


Money Market Portfolio                           4.96%

Average Money Market Fund**                      4.53%

----------------------------------------------------------------------------
* THE PORTFOLIO'S YIELD IS AFTER DEDUCTION OF EXPENSES AND DOES NOT INCLUDE CONTRACT CHARGES.
**SOURCE: IBC FINANCIAL DATA, INC. AS OF 12/29/98, BASED ON 303 FUNDS IN THE IBC TAXABLE GENERAL PURPOSE, FIRST AND SECOND TIER MONEY MARKET FUND. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.


-------------------------------------------------------------------------------
NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this goal, we invest primarily in common stocks and convertible securities of natural resource companies and securities that are related to the market value of some natural resource. Up to 30% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio invests primarily in a single sector of the economy, its performance may vary significantly from broad based market indexes.


The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

------------------------------------------------------------------------------
 1989    1990    1991   1992    1993    1994    1995    1996     1997     1998
-----    ----   -----   ----   -----    ----   -----   -----    -----    -----
35.64%  -5.76%  10.30%  7.30%  25.15%  -4.30%  26.92%  30.88%  -11.59%  -17.10%
------------------------------------------------------------------------------
Best Quarter: 15.21% (1st quarter of 1996) Worst Quarter: (21.60)% (4th quarter of 1997)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

------------------------------------------------------------------------------
                                                                    SINCE
                                                                    INCEPTION
                        1 YEAR        5 YEARS       10 YEARS        (5/1/88)
                        ------        -------       --------        --------
Class I shares          (17.10)%      3.11%         8.24%           8.23%
S&P 500**               28.60%        24.05%        19.19%          17.29%
Lipper Average***       (20.65)%      (2.04)%       2.01%           n/a
------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.
** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500)- AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES-GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/88). SOURCE: LIPPER, INC.
***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) NATURAL RESOURCES AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/88). SOURCE: LIPPER, INC.


-------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve our objective, we invest primarily in equity securities of major established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 3 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

-------------------------------------------------------
    1996       1997      1998
   -----      -----     -----
   14.41%     31.71%    37.46%
-------------------------------------------------------
Best Quarter: 29.46% (4th quarter of 1998) Worst Quarter: (12.07)% (3rd quarter of 1998)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

-------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                         1 YEAR                       (4/25/95)
                                         ------                       ---------
Class I shares                           37.46%                       29.60%
S&P 500**                                28.60%                       29.32%
Lipper Average***                        24.94%                       25.38%

-------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.
** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500)- AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES-GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.
***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.


-------------------------------------------------------------------------------
SMALL CAPITALIZATION STOCK PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of publicly-traded companies with small market capitalization. WE ATTEMPT TO DUPLICATE THE PRICE AND YIELD PERFORMANCE OF THE STANDARD & POOR'S SMALL CAPITALIZATION STOCK INDEX (THE S&P SMALLCAP INDEX). The market capitalization of the companies that make up the S&P SmallCap Index may change from time to time - as of February 28, 1999, the S&P SmallCap stocks had market capitalizations of between $18 million and $3.4 billion.

The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks to duplicate the stocks and their weighting in the S&P SmallCap Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of small-sized companies vary more than the prices of large company stocks and may present above average risks.

Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 3 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

----------------------------------------------------
    1996        1997        1998
   19.77%      25.17%      -0.76%


----------------------------------------------------
Best Quarter: 18.08% (4th quarter of 1998) Worst Quarter: (20.61)% (3rd quarter of 1998)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

-------------------------------------------------------------------------------
                                                                 SINCE
                                                               INCEPTION
                                        1 YEAR                 (4/25/95)
                                        ------                 ---------
Class I shares                          (0.76)%                 17.04%
S&P SmallCap 600 Index**                (1.31)%                 17.83%
Lipper Average***                       1.48%                   16.61%
-------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.
**THE S&P SMALLCAP 600 INDEX IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 600 SMALL COMPANY STOCKS. THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH

AN INVESTMENT IN THE PORTFOLIO. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.
***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) SMALL CAP AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST MONTH-END RETURN (4/30/95). SOURCE:
LIPPER, INC.


------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the Standard & Poor's 500 Stock Index (S&P 500 Index). The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole.


The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.


Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Return* (Class I shares)
-------------------------------------------------------------------------------
  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 -----    ----   -----    ----    ----    ----   -----   -----   -----   -----
 30.93%  -3.63%  29.72%   7.13%   9.66%   1.01%  37.06%  22.57%  32.83%  28.42%
-------------------------------------------------------------------------------


Best Quarter: 21.44% (4th quarter of 1998) Worst Quarter: (13.72)% (3rd quarter of 1990)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)

-----------------------------------------------------------------------------
                                                                  SINCE
                                                                  INCEPTION
                         1 YEAR       5 YEARS      10 YEARS       (10/19/87)
                         ------       -------      --------       ----------
Class I shares           28.42%       23.70%       18.74%         18.82%
S&P 500**                28.60%       24.05%       19.19%         18.50%
Lipper Average***        28.25%       23.58%       18.62%         18.04%

-----------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.
**THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.
***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) S&P 500 INDEX AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.


-------------------------------------------------------------------------------
20/20 FOCUS PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is LONG-TERM GROWTH OF CAPITAL. We seek to achieve this goal by investing primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers (up to 20 by each) as having strong capital appreciation potential. One manager will use a "value" approach which means he will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a "growth" approach, which means he seeks companies that exhibit higher-than-average earnings growth. Up to 20% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Because our strategy for the Portfolio involves investing primarily in 40 or fewer securities, there is the risk that a loss resulting from the decline in value of one security may represent a greater portion of the total assets of the Portfolio than a portfolio that invests in a greater number of securities. In addition, the Portfolio's investments may not be as widely spread across sectors of the economy as a portfolio with a greater number of securities. Thus, the Portfolio's performance may be more sensitive to developments in a single sector of the economy than other portfolios.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.


There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

The Portfolio commenced operations in 1999, so there is no performance history to report.

-------------------------------------------------------------------------------
ZERO COUPON BOND PORTFOLIOS - 2000 AND 2005
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


The investment objectives of these two Portfolios are THE HIGHEST PREDICTABLE COMPOUND INVESTMENT FOR A SPECIFIC PERIOD OF TIME, CONSISTENT WITH THE SAFETY OF INVESTED CAPITAL. We seek to achieve this objective by investing primarily in debt obligations of the United States Treasury and corporations that have been issued without interest coupons or have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligation. The two Portfolios differ only in their liquidation dates which are November 15, 2000 for the Zero Coupon Bond Portfolio 2000 and November 15, 2005 for the Zero Coupon Bond Portfolio 2005. On each Portfolio's liquidation date, the Portfolio will redeem all investments. Please refer to your variable contract prospectus for information on your reallocation options and the Portfolio to which your investment will be transferred if you do not provide other instructions. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Portfolios invest in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.


There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, investments in the Portfolios could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolios perform. The following bar charts and tables show the Portfolios' performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolios and how returns can change from year to year. Past performance does not mean that the Portfolios will achieve similar results in the future.

Zero Coupon Bond Portfolio 2000* Annual Returns (Class I shares)
------------------------------------------------------------------------------
  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 -----    ----   -----    ----   -----    ----   -----    ----    ----    ----
 20.38%   5.11%  20.71%   8.59%  16.15%  -7.18%  21.56%   1.53%   7.17%   7.57%
------------------------------------------------------------------------------


Best Quarter: 14.29% (2nd quarter of 1989) Worst Quarter: (5.24)% (1st quarter of 1990)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Zero Coupon Bond Portfolio 2005* Annual Returns (Class I shares)

-------------------------------------------------------------------------------
  1990     1991     1992     1993     1994     1995     1996     1997     1998
  ----    -----     ----    -----     ----    -----     ----    -----    -----
  2.56%   21.16%    9.66%   21.94%   -9.61%   31.85    -1.01%   11.18%   12.35%
-------------------------------------------------------------------------------
Best Quarter: 12.43% (4th quarter of 1990) Worst Quarter: (7.80)% (1st quarter of 1990)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Zero Coupon Bond Portfolio 2000 - Average Annual Returns* (as of 12/31/98)

-------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                             1 YEAR       5 YEARS      10 YEARS       (2/12/86)
                             ------       -------      --------       ---------
Class I shares               7.57%        5.72%        9.79%          10.09%
Lehman Govt. Index**         9.85%        7.18%        9.17%          8.92%
Lipper Average***            10.43%       6.87%        9.79%          n/a
-------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.
** THE LEHMAN GOVERNMENT INDEX (LGI) IS A WEIGHTED INDEX MADE UP OF SECURITIES ISSUED OR BACKED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES WITH A REMAINING MATURITY OF ONE TO 30 YEARS. THE LGI IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (1/31/86). SOURCE: LIPPER, INC.
***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) TARGET MATURITY AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (1/31/86). SOURCE: LIPPER, INC.

Zero Coupon Bond Portfolio 2005 - Average Annual Returns* (as of 12/31/98)

-------------------------------------------------------------------------------
                                                                SINCE
                                                               INCEPTION
                                     1 YEAR       5 YEARS      (5/1/89)
                                     ------       -------      --------
Class I shares                       12.35%       8.07%         10.97%
Lehman Govt. Index**                 9.85%        7.18%          9.14%
Lipper Average***                    10.43%       6.87%         10.50%
-------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE LEHMAN GOVERNMENT INDEX (LGI) IS A WEIGHTED INDEX MADE UP OF SECURITIES ISSUED OR BACKED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES WITH A REMAINING MATURITY OF ONE TO 30 YEARS. THE LGI IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/89). SOURCE: LIPPER, INC. ***THE LIPPER VARIABLE INSURANCE PRODUCTS
(VIP) TARGET MATURITY AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/89). SOURCE: LIPPER, INC.


HOW THE PORTFOLIOS INVEST


While the Portfolios have some common attributes, each one has its own portfolio managers, investment objective and policies, performance information, and risks. Therefore, some sections of this prospectus deal with each Portfolio separately, while other sections address two or more Portfolios at the same time. In sections that concern one particular Portfolio as identified in the section heading, "the Portfolio" refers to that particular Portfolio.


-------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.


-------------------------------------------------------
BALANCED PORTFOLIO                                          To achieve our objective, we invest in a mix of equity and
We invest in all three types of securities - equity,        equity-related securities, debt obligations and money
debt and money market - in order to achieve                 market instruments. We adjust the percentage of Portfolio
diversification in a single portfolio. We seek to           assets in each category depending on our expectations
maintain a conservative blend of investments that           regarding the different markets. While we make every
will have strong performance in a down market and           effort to achieve our objective, we can't guarantee
solid, but not necessarily outstanding,  performance        success.
in up markets.  This Portfolio may be appropriate for
an investor looking for diversification with less           We will vary how much of the Portfolio's assets are
risk than that of the Flexible Managed Portfolio,           invested in a particular type of security depending how we
while recognizing that this reduces the chances of          think the different markets will perform. Under normal
greater appreciation.                                       conditions, we intend to keep at least 25% of the
                                                            Portfolio's total assets invested in debt securities.
-------------------------------------------------------

In general, we will invest within the ranges shown below:

            ASSET TYPE                      MINIMUM      NORMAL       MAXIMUM
            ----------                      -------      ------       -------
              Stocks                          15%         35%           75%

 Debt obligations and money market            25%         65%           85%
            securities

DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The stock portion of the Portfolio will be invested mainly in EQUITY and EQUITY-RELATED securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and not benefit from any set-off between the lender and the borrower.


DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.


We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.


The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the fixed-income portion of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


-------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.


--------------------------------------------------------------------
OUR STRATEGY                                                           Debt obligations, in general, are basically written
In general, the value of debt obligations moves in the opposite        promises to repay a debt.  The terms of repayment
direction as interest rates  - if a bond is purchased and then         vary among the different types of debt obligations,
interest rates go up, newer bonds will be worth more because they      as do the commitments of other parties to honor the
will have a higher rate of interest. We will adjust the mix of the     obligations of the issuer of the security.  The
Portfolio's  short-term, intermediate and long term debt               types of debt obligations in which we can invest
obligations in an attempt to benefit from price appreciation when      include U.S. government securities,
interest rates go down and to incur smaller declines when rates go     mortgage-related securities and corporate bonds.
up.
--------------------------------------------------------------------

Usually at least 80% of the Portfolio's total assets will be invested in debt securities that are investment grade. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND GOVERNMENT-RELATED ENTITIES. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.


We may also invest up to 20% of Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.


We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


-------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

Our investment objective is to provide CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. We seek to achieve this objective by investing in a diversified portfolio of debt and equity securities. While we make every effort to achieve our objective, we can't guarantee success.



----------------------------------------------------------------------
Asset Allocation                                                          Under normal market conditions, we invest
This Portfolio is designed for investors who want investment              approximately 60% of the Portfolio's total assets
professionals to make their asset allocation decisions for them and       in debt securities of varying maturities with a
are seeking current income and low to moderate capital                    dollar-weighted average portfolio maturity of
appreciation.  We have contracted with four highly regarded               between 4 and 15 years. (The maturity of a bond is
sub-advisers who each will manage a portion of the Portfolio's            the number of years until the principal is due and
assets.  In this way, the Portfolio offers diversification not only       payable. Weighted average maturity is calculated by
of asset type, but also of investment style.  Investors in this           adding the maturities of all of the bonds in the
Portfolio should have both sufficient time and tolerance for risk to      Portfolio and dividing by the number of bonds on a
accept periodic declines in the  value of their investment.               dollar-weighted basis.)
----------------------------------------------------------------------

The types of debt securities in which we can invest include U.S. government securities, corporate debt obligations, asset-backed securities, inflation-indexed bonds of governments and corporations and commercial paper. These debt securities will generally be investment grade. We may also invest up to 35% of the Portfolio's total assets in lower rated securities that are riskier and considered speculative. At the time these high-yield or "junk bonds" are purchased they will have a minimum rating of B by Moody's, S&P or another major rating service. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.


Up to 25% of the Portfolio's total assets may be invested in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, supranational organizations, and foreign corporations or financial institutions. Up to 10% of the Portfolio's total assets may be invested in debt obligations of issuers in emerging markets.


The Portfolio will normally invest approximately 40% of its total assets in equity and equity-related securities issued by U.S. and foreign companies. Up to 15% of the Portfolio's total assets may be invested in FOREIGN EQUITY SECURITIES, including those of companies in emerging markets. For these purposes, we do not consider American Depository Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)


Generally, the Portfolio's assets will be allocated as shown in the table below. However, we may rebalance the Portfolio's assets at any time or add or eliminate portfolio segments, in accordance with the Portfolio's investment objective and policies.


PERCENT OF
PORTFOLIO         ASSET
ASSETS            CLASS             SUB-ADVISER                                INVESTMENT STYLE
---------         -----             -----------                                ----------------


40%               Fixed income      Pacific Investment Management Company      Mostly high-quality debt instruments


20%               Fixed income      The Prudential Investment Corporation      High-yield debt, including junk bonds and
                                                                               emerging market debt


15%               Equities          Jennison Associates LLC                    Growth-oriented, focusing on large-cap stocks

15%               Equities          The Prudential Investment Corporation      Value-oriented, focusing on large-cap stocks

5%                Equities          The Dreyfus Corporation                    Value-oriented, focusing on small-cap and mid-cap
                                                                               stocks

5%                Equities          Franklin Advisers, Inc.                    Growth-oriented, focusing on small-cap and
                                                                               mid-cap stocks.


We may also invest in MORTGAGE-RELATED SECURITIES. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages.

We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

We may also invest in debt securities of the U.S. Treasury and corporations that have been issued without interest coupons or that have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligation (stripped securities).

In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, financial indexes, and U.S. government securities; engage in FOREIGN CURRENCY EXCHANGE CONTRACTS and related options; purchase and write PUT AND CALL OPTIONS ON FOREIGN CURRENCIES; trade CURRENCIES FUTURE CONTRACTS and options on those contracts; purchase and sell FUTURES on debt securities, U.S. government securities, financial indexes and interest rates and related options; and invest in DELAYED DELIVERY and WHEN-ISSUED securities.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 5% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


------------------------------------------------------------------------------
EQUITY PORTFOLIO
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

---------------------------------------------------------------

VALUE APPROACH                                                     To achieve our investment objective, we invest
We use a value approach to investing which means                   primarily ink common stocks of major established
we look for companies whose stock is selling below                 corporations as well as smaller companies.
major established companies whose stock is selling below
the price that we believe reflects its true worth based
on earnings, book value and other financial measures.              A portion of the Portfolio's assets may be invested
                                                                   in short, intermediate or long term DEBT OBLIGATIONS,
To achieve our value investment strategy, we usually buy           including convertible and nonconvertible PREFERRED
securities that are out of favor and that many other               STOCK and OTHER EQUITY-RELATED SECURITIES. Up to 5% of
investors are selling.  We attempt to invest in companies and      these holdings may be rated below investment grade.
industries before other investors recognize their true             These securities are considered speculative and are
value.                                                             sometimes referred to as "junk bonds."
---------------------------------------------------------------

Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

Under normal circumstances, the Portfolio may invest a portion of its assets in MONEY MARKET INSTRUMENTS. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of the various Portfolios are added together and invested in one or more repurchase agreements. Each Portfolio receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

-------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek BOTH CURRENT INCOME AND CAPITAL APPRECIATION. This means we seek investments whose price will increase as well as pay dividends and other income. To achieve this objective, we look for securities we believe will provide investment returns above those of the Standard & Poor's 500 Stock Index (S&P 500 Index) or the NYSE Composite Index. While we make every effort to achieve this objective, we can't guarantee success.


----------------------------------------------------------
CONTRARIAN APPROACH                                           We will normally invest at least 65% of the Portfolio's
To achieve our value investment strategy, we generally        total assets in EQUITY  and EQUITY-RELATED SECURITIES. We
take a strong contrarian approach to investing.  In           buy common stock of companies of every size - small, medium
other words, we usually buy securities that are out of        and large capitalization.  When deciding  which stocks to
favor and that many other investors are selling, and we       buy, we look at a company's earnings, balance sheet and cash
attempt to invest in companies and industries before          flow and then at how these factors impact the stock's price
other investors recognize their true value.  Using these      and return.  We also buy EQUITY-RELATED SECURITIES - like
guidelines, we focus on long-term performance, not            bonds, corporate notes and preferred stock - that can be
short-term gain.                                              converted into a company's common stock or other equity
                                                              security.
----------------------------------------------------------

Up to 35% of the Portfolio's total assets may be invested in other DEBT OBLIGATIONS including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or

S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

-------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.


----------------------------------------------------------------------
BALANCED PORTFOLIO                                                        To achieve our objective, we invest in a mix of
We invest in all three types of securities - equity, debt and money       equity and equity-related securities, debt
market - in order to achieve diversification in a single portfolio.       obligations and money market instruments. We
We seek to maintain a more aggressive mix of investments than the         adjust the percentage of Portfolio assets in each
Conservative Balanced Portfolio. This Portfolio may be appropriate        category depending on our expectations regarding
for an investor looking for diversification who is willing to accept      the different markets. While we make every
a relatively high level of loss in an effort to achieve greater           effort to achieve our objective, we can't
appreciation.                                                             guarantee success.
----------------------------------------------------------------------


Generally, we will invest within the ranges shown below:


         ASSET TYPE                   MINIMUM           NORMAL         MAXIMUM
         ----------                   -------           ------         -------
           Stocks                       25%              60%             100%
   Fixed income securities              0%               40%             75%
   Money market securities              0%                0%             75%

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY AND DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the fixed income portion of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


-------------------------------------------------------------------------------
GLOBAL PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.




-----------------------------------------------------------------
GLOBAL INVESTING                                                      When selecting stocks, we use a growth approach which
This Portfolio is intended to provide investors with the              means we look for companies that have above-average
opportunity to invest in companies located throughout the world.      growth prospects. In making our stock picks, we look
                                                                      for companies that have had growth in earnings and
Although we are not required to invest in a minimum number of         sales, high returns on equity and assets or other
countries, we intend generally to invest in at least three            strong financial characteristics. Often, the companies
countries, including the U.S. However, in response to market          we chose have superior management, a unique market
conditions, we can invest up to 35% of the Portfolio's total          niche or a strong new product.
assets in any one country other than the U.S.
-----------------------------------------------------------------

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of the various Portfolios are added together and invested in one or more repurchase agreements. Each Portfolio receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is A HIGH LEVEL OF INCOME OVER THE LONGER TERM CONSISTENT WITH THE PRESERVATION OF capital. In pursuing our objective, we invest primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established, sponsored or guaranteed by the U.S. government. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------------------------------

U.S. GOVERNMENT SECURITIES                                        Normally, we will invest at least 65% of the
U.S. government securities are considered among the most          Portfolio's total assets in U.S. GOVERNMENT
creditworthy of debt securities. Because they are generally       SECURITIES, which include TREASURY SECURITIES,
considered less risky, their yields tend to be lower than         OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT
the yields from corporate debt. Like all debt securities,         AGENCIES AND INSTRUMENTALITIES and MORTGAGE-RELATED
the values of U.S. government securities, the values of U.S.      SECURITIES issued by U.S. government
government securities will change as interest rates change.       instrumentalities or non-governmental corporations.
--------------------------------------------------------------

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include COLLATERALIZED MORTGAGE OBLIGATIONS, MULTI-CLASS PASS THROUGH SECURITIES and STRIPPED MORTGAGE-BACKED SECURITIES. A collateralized mortgage backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.


The Portfolio may invest up to 35% of its total assets in MONEY MARKET INSTRUMENTS, FOREIGN GOVERNMENT SECURITIES (including those issued by supranational organizations) denominated in U.S. dollars, ASSET-BACKED SECURITIES rated in one of the top two ratings categories by Moody's or S&P (or if unrated, of comparable quality in our judgment) and SECURITIES OF ISSUERS (INCLUDING FOREIGN GOVERNMENTS) OTHER THAN THE U.S. GOVERNMENT AND RELATED ENTITIES, where the principal and interest are substantially guaranteed by U.S. government agencies whose guarantee is backed by the full faith and credit of the U.S. and where an assurance of payment on the unguaranteed portion is provided for in a comparable way.

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve this objective, we can't guarantee success.


-----------------------------------------------------------------

HIGH YIELD/HIGH RISK                                                 Normally, we will invest at least 80% of the Portfolio's
Lower rated and comparable unrated securities tend to offer          total assets in medium to lower rated debt securities.
better yields than higher rated securities with the same             These high-yield or "junk bonds" are riskier than higher
maturities because the issuer's past financial condition may         rated bonds and are considered speculative.
not have been as strong as that of higher rated issuers.
Changes in the perception of the creditworthiness of the             The Portfolio may also invest up to 20% of its total
issuers of lower rated securities tend to occur more frequently      assets in U.S. dollar denominated DEBT SECURITIES issued
and in a more pronounced manner than for issuers of higher           outside the U.S. by foreign and U.S. issuers.
rated securities.
-----------------------------------------------------------------

The Portfolio may also acquire CONVERTIBLE AND NONCONVERTIBLE DEBT SECURITIES and PREFERRED STOCK. The Portfolio will not invest in common stocks, except when they are included as part of a debt security.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Under normal circumstances, the Portfolio may invest in MONEY MARKET INSTRUMENTS and COMMERCIAL PAPER of domestic corporations. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


-------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objective of this Portfolio is to SEEK THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success.


-----------------------------------------------------------
STEADY NET ASSET VALUE                                         We invest in a diversified portfolio of short-term debt
The net asset value for the Portfolio will ordinarily          obligations issued by the U.S. government, its agencies and
remain at $10 per share because dividends are declared         instrumentalities, as well as commercial paper, asset
and reinvested daily. The price of each share remains          backed securities, funding agreements, certificates of
the same, but you will have more shares when dividends         deposit, floating and variable rate demand notes, notes and
are declared.                                                  other obligations issued by banks, corporations and other
                                                               companies (including trust structures), and obligations
                                                               issued by foreign banks, companies or foreign governments.
-----------------------------------------------------------

We make investments that meet the requirements of specific rules designed for money market mutual funds, such as the Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. CERTIFICATES OF DEPOSIT, TIME DEPOSITS and BANKERS' ACCEPTANCES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase DEBT SECURITIES that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.


The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.


--------------------------------------------------------------------------------
AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
--------------------------------------------------------------------------------


OTHER STRATEGIES


We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 10% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets) and holds ILLIQUID SECURITIES (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


-------------------------------------------------------------------------------
NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.


-------------------------------------------------------------
NATURAL RESOURCE COMPANIES                                          In pursuing our objective, we normally invest 65% of the
are companies that primarily own, explore, mine, process or         Portfolio's total assets in common stocks and convertible
otherwise develop natural resources, or supply goods and            securities of natural resource companies and in securities
services to such companies. Natural resources generally             which are related to the market value of some natural
include PRECIOUS METALS, such as gold, silver and platinum,         resource (asset-indexed securities).
FERROUS AND NONFERROUS METALS, such as iron, aluminum and
copper, STRATEGIC METALS such as uranium and titanium,              We seek securities that are attractively priced as compared
HYDROCARBONS such as coal and oil, TIMBERLAND, undeveloped          to the intrinsic value of the underlying natural resource
REAL PROPERTY and AGRICULTURAL COMMODITIES.                         or securities of companies in a position to benefit from
                                                                    current or expected economic conditions.
-------------------------------------------------------------

Depending on prevailing trends, we may shift the Portfolio's focus from one natural resource to another, however, we will not invest more than 25% of the Portfolio's total assets in a single natural resource industry.

When acquiring ASSET-INDEXED SECURITIES, we usually will invest in obligations rated at least BBB by Moody's or Baa by S&P (or, if unrated, of comparable quality in our judgment). However, we may invest in asset-indexed securities rated as low as CC by Moody's or Ca by S&P or in unrated securities of comparable quality. These high-risk or "junk bonds" are considered speculative.

The Portfolio may also acquire asset-indexed securities issued in the form of COMMERCIAL PAPER provided they are rated at least A-2 by S&P or P-2 by Moody's (or, if unrated, of comparable quality in our judgment).


The Portfolio may invest up to 35% of its total assets in securities that are not asset-indexed or natural resource related. These holdings may include common stocks, convertible stock, debt securities and money market instruments. When acquiring debt securities, we usually will invest in obligations rated A or better by S&P or Moody's (or, if unrated, of comparable quality in our judgment). However, we may invest in debt securities rated as low as CC by Moody's or Ca by S&P or in unrated securities of comparable quality.


Under normal circumstances, the Portfolio may invest up to 35% of its total assets in MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

Up to 30% of the Portfolio's total assets may be invested in FOREIGN EQUITY AND EQUITY-RELATED SECURITIES. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


-------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to achieve LONG TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.


-----------------------------------------------------------
INVESTMENT STRATEGY                                              In pursuing our objective, we normally invest 65% of
We seek to invest in equity securities of established            the Portfolio's total assets in common stocks and
companies with above-average growth prospects. We select         preferred stocks of companies with capitalization in
stocks on a company-by-company basis using fundamental           excess of $1 billion.
analysis. In making our stock picks, we look for
companies that have had growth in earnings and sales,            For the balance of the Portfolio, we may invest in
high returns on equity and assets or other strong                COMMON STOCKS, PREFERRED STOCKS and OTHER
financial characteristics. Often, the companies we               EQUITY-RELATED SECURITIES of companies that are
choose have superior management, a unique market niche           undergoing changes in management, product and/or
or a strong new product.                                         marketing dynamics which we believe have not yet been
                                                                 reflected in reported earnings or recognized by
                                                                 investors.
-----------------------------------------------------------

In addition, we may invest in DEBT SECURITIES and MORTGAGE-RELATED SECURITIES. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND

INSTRUMENTALITIES. In addition, up to 30% of the Portfolio's assets may be invested in FOREIGN EQUITY and EQUITY-RELATED SECURITIES. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


-------------------------------------------------------------------------------
SMALL CAPITALIZATION STOCK PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.


------------------------------------------------------------------------

S&P SMALLCAP INDEX                                                          To achieve this objective, we attempt to duplicate
We attempt to duplicate the performance of the Standard & Poor's Small      the performance of the S&P SmallCap Index.
Capitalization Stock Index, a market-weighted index which consists of       Normally we do this by investing in all or a
600 smaller capitalization U.S. stocks. The  market capitalization of       representative sample of the STOCKS in the S&P
the companies that make up the S&P SmallCap Index may change from time      Small Cap Index. Thus, the Portfolio is not
to time - as of February 28, 1999, the S&P SmallCap stocks had market       "managed" in the traditional sense of using market
capitalizations of between $18 million and $3.4 billion. They are           and economic analyses to select stocks.
selected for market size, liquidity and industry group. The S&P
SmallCap Index has above-average risk and may fluctuate more than the       The Portfolio may also hold CASH or CASH EQUIVALENTS,
S&P 500 Index.                                                              in which case its performance will differ from
                                                                            the Index's.
------------------------------------------------------------------------

We attempt to minimize these differences by using stock index FUTURES CONTRACTS, OPTIONS on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

ALTERNATIVE STRATEGIES

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.


We may: purchase and sell OPTIONS on equity securities and stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.


The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval.


For more information about these restrictions, see the SAI.

-------------------------------------------------------------------------------
A STOCK'S INCLUSION IN THE S&P SMALLCAP INDEX IN NO WAY IMPLIES S&P'S OPINION AS TO THE STOCK'S ATTRACTIVENESS AS AN INVESTMENT. THE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE PORTFOLIO. "STANDARD & POOR'S," "STANDARD & POOR'S SMALL CAPITALIZATION STOCK INDEX" AND "STANDARD & POOR'S SMALLCAP 600" ARE TRADEMARKS OF MCGRAW HILL.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------------------------------
S&P 500 INDEX                                                    Under normal conditions, we attempt to invest in all 500
We attempt to duplicate the performance of the S&P 500           stocks represented in the S&P 500 Index in proportion to
Index, a market-weighted index which represents more than        their weighting in the Index. We will attempt to remain
70% of the market value of all publicly-traded common            as fully invested in the S&P 500 stocks as possible in
stocks.                                                          light of cash flow into and out of the Portfolio.
------------------------------------------------------------

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality MONEY MARKET INSTRUMENTS. To the extent we do so, the Portfolio's performance will differ from that of the Index. We attempt to minimize differences in the performance of the Portfolio and the Index by using stock index FUTURES CONTRACTS, options on stock indexes and OPTIONS on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

ALTERNATIVE STRATEGIES

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell OPTIONS on stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

-------------------------------------------------------------------------------
A STOCK'S INCLUSION IN THE S&P 500 INDEX IN NO WAY IMPLIES S&P'S OPINION AS TO THE STOCK'S ATTRACTIVENESS AS AN INVESTMENT. THE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE PORTFOLIO. "STANDARD & POOR'S," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF MCGRAW HILL.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
20/20 FOCUS PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.


--------------------------------------------------------------
VALUE & GROWTH APPROACHES                                         To achieve this objective, the Portfolio will invest
Our strategy is to combine the efforts of two outstanding         primarily in up to 40 equity securities of U.S.
portfolio managers, each with a different investment style,       companies that are selected by the Portfolio's two
and to invest in only the favorite stock picks of each            portfolio managers  as having strong capital
manager. One manager will invest using a VALUE approach,          appreciation potential.  Each portfolio manager will
which means he will attempt to identify strong companies          manage his own portion of the Portfolio's assets, which
selling at a discount from their perceived true value. The        will usually include a maximum of 20 securities.
other manager will use a GROWTH approach, which means he          Because the Portfolio will be investing in 40 or fewer
seeks companies that exhibit higher-than-average earnings         securities, an investment in this Portfolio may be
growth.                                                           riskier than an investment in a more widely diversified
                                                                  fund. We intend to be fully invested, holding less than 5%
                                                                  in cash, under normal market conditions.
--------------------------------------------------------------

Normally, the Portfolio will invest at least 80% of its total assets in common stocks and equity-related securities such as PREFERRED STOCKS, CONVERTIBLE STOCKS, and equity interests in PARTNERSHIPS, JOINT VENTURES and OTHER NONCORPORATE ENTITIES. We may also invest in WARRANTS and similar rights that can be exercised for equity securities, but will not invest more than 5% of the Portfolio's total assets in unattached warrants or rights. The Portfolio may invest up to 20% of its total assets in CASH, OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES and DERIVATIVES. Up to 20% of the Portfolio's total assets may be invested in FOREIGN SECURITIES. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)


The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.


We may invest in high quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on financial indexes that are traded on U.S or foreign securities exchanges or in the over-the-counter market; purchase and sell FUTURES CONTRACTS on stock indexes and foreign currencies and options on those contracts; and purchase or sell securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. We may also use up to 25% of the Portfolio's net assets for SHORT SALES AGAINST-THE-BOX which means the Portfolio owns securities identical to those sold short.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


-------------------------------------------------------------------------------
ZERO COUPON BOND PORTFOLIOS - 2000 AND 2005
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


The investment objective of these two Portfolios is THE HIGHEST PREDICTABLE COMPOUND INVESTMENT FOR A SPECIFIC PERIOD OF TIME, CONSISTENT WITH THE SAFETY OF INVESTED CAPITAL. We seek to achieve this objective by investing primarily in debt securities of the U.S. Treasury and corporations that have been issued without interest coupons or that have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligation (stripped securities). The two Portfolios differ only in their liquidation dates which are November 15, 2000 for the Zero Coupon Bond Portfolio 2000 and November 15, 2005 for the Zero Coupon Bond Portfolio 2005. On the liquidation date of a Portfolio, all of the securities held by the Portfolio will be sold and all outstanding shares of the Portfolio will be redeemed. While we will try to achieve our objective, we can't guarantee success.

-------------------------------------
ACTIVE MANAGEMENT

Each Portfolio seeks a higher yield       In pursuing their objective, each
than would be realized by just            Portfolio invests only in debt
holding the Portfolio's initial           securities that do not involve
investments. We actively manage the       substantial risk of loss of capital
Portfolios to take advantage of           through default and that can be
trading opportunities that may arise      readily sold. Although these
from supply and demand dynamics or        securities are not high-risk, their
perceived differences in the quality      value does vary because of changes in
or liquidity of securities.               interest rates.

Of course, by pursuing this strategy,     In order to lessen the impact of
the Portfolios have the risk that         interest rate changes, we will keep
they will not realize the yield of        the duration of each Portfolio within
their initial investments.                one year of the Portfolio's
                                          liquidation date. (Duration is a
                                          measure of a "length" of a bond, or
                                          in this case, a portfolio of bonds.
                                          It is a mathematical calculation that
                                          takes into account the maturities of
                                          the bonds, coupon rates and
                                          prevailing interest rates.)
-------------------------------------

Generally, we try to invest at least 70% of each Portfolio's total assets in STRIPPED SECURITIES that are obligations of the U.S. government and which mature within two years of the Portfolio's liquidation date. Up to 30% of the Portfolio's total assets may be invested in either stripped securities of corporations or interest bearing corporate debt securities rated no lower than Baa by a major rating service (or, if unrated, of comparable quality in our judgment).


Under normal conditions, no more than 20% of a Portfolio's total assets may be invested in interest-bearing securities. However, as the liquidation date of a Portfolio draws near, we may invest more than 20% in interest bearing securities as a defensive measure.


The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Under normal circumstances, each Portfolio may invest in MONEY MARKET INSTRUMENTS for cash management purposes. As a Portfolio's liquidation date nears, we may increase our investment in money market instruments. In addition, in response to adverse market conditions, we may temporarily invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.


ADDITIONAL STRATEGIES


Each Portfolio also follows certain policies when it BORROWS MONEY (each Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (each Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolios are subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS


AS NOTED, ALL INVESTMENTS INVOLVE RISK, AND INVESTING IN THE PORTFOLIOS IS NO EXCEPTION. THIS CHART OUTLINES THE KEY RISKS AND POTENTIAL REWARDS OF THE PRINCIPAL INVESTMENTS AND CERTAIN OTHER INVESTMENTS EACH PORTFOLIO MAY MAKE. SEE ALSO, "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS" IN THE SAI.

 INVESTMENT TYPE       PORTFOLIO & % OF ASSETS                        RISKS                               POTENTIAL REWARDS
------------------- ------------------------------ -------------------------------------------- ------------------------------------
HIGH-QUALITY        ALL PORTFOLIOS                 o   Credit risk-the risk that the            o   Regular interest income
MONEY MARKET                                           borrower can't pay back the money
OBLIGATIONS OF      (% VARIES)                         borrowed                                 o   Generally more secure than
ALL TYPES                                                                                           stocks since companies must pay
                                                   o   Market risk - the risk that the              their debts before they pay
                                                       obligations may lose value because           dividends
                                                       interest rates change or there is a
                                                       lack of confidence in the borrower
------------------- ------------------------------ -------------------------------------------- ------------------------------------
EQUITY AND          Equity securities:             o   Individual stocks could lose value       o   Historically, stocks have
EQUITY-RELATED      ALL PORTFOLIOS EXCEPT                                                           outperformed other investments
SECURITIES          GOVERNMENT INCOME, MONEY       o   The equity markets could go down,            over the long term
                    MARKET, ZERO COUPON 2000 &         resulting in a decline in value of a
                    2005                               Portfolio's investments                  o   Generally, economic growth
                                                                                                    means higher corporate profits,
                    (% VARIES)                     o   Companies that pay dividends may             which leads to an increase in
                                                       not do so if they don't have profits         stock prices, known as capital
                                                       or adequate cash flow                        appreciation
                    Equity-related securities:
                    CONSERVATIVE BALANCED,         o   Changes in economic or political         o   May be a source of dividend
                    DIVERSIFIED BOND,                  conditions, both U.S. and                    income
                    DIVERSIFIED CONSERVATIVE           international, may result in a decline
                    GROWTH, EQUITY, EQUITY             in the value of a Portfolio's            o   Highly successful small-cap
                    INCOME, FLEXIBLE MANAGED,          investments                                  companies can outperform larger
                    GLOBAL, HIGH YIELD BOND,                                                        ones
                    NATURAL RESOURCES,             o   Small-cap companies are more
                    PRUDENTIAL JENNISON, SMALL         likely to reinvest earnings and not
                    CAPITALIZATION STOCK               pay dividends

                    (% varies)                     o   Changes in interest rates may
                                                       affect the securities of small- and
                                                       medium-sized companies more than the
                                                       securities of larger companies
------------------- ------------------------------ -------------------------------------------- ------------------------------------


------------------- ------------------------------ -------------------------------------------- ------------------------------------
INVESTMENT GRADE    ALL PORTFOLIOS EXCEPT SMALL    o   The Portfolio's holdings, share          o   Bonds have generally
DEBT SECURITIES     CAPITALIZATION STOCK, STOCK        price, yield, and total return may           outperformed money market
                    INDEX, 20/20 FOCUS                 fluctuate in response to bond market         instruments over the long term
                                                       movements                                    with less risk than stocks
                    (% VARIES)
                                                   o   Credit risk - the default of an          o   Most bonds will rise in value
                                                       issuer would leave a Portfolio with          when interest rates fall
                                                       unpaid interest or principal.  The
                                                       lower a bond's quality, the higher its   o   Regular interest income
                                                       potential volatility
                                                                                                o   Investment grade bonds have a
                                                   o   Market risk - the risk that the              lower risk of default
                                                       market value of an investment may move
                                                       up or down, sometimes rapidly or         o   Generally more secure than
                                                       unpredictably.  Market risk may affect       stocks since companies must pay
                                                       an industry, sector, or the market as        their debts before they pay
                                                       a whole                                      dividends

                                                   o   Interest rate risk - the value of
                                                       most bonds will fall when interest
                                                       rates rise; the longer a bond's
                                                       maturity  and the lower its credit
                                                       quality, the more its value typically
                                                       falls.  It can lead to price volatility
------------------- ------------------------------ -------------------------------------------- ------------------------------------
HIGH-YIELD DEBT     CONSERVATIVE BALANCED,         o   Higher market risk                       o   May offer higher interest
SECURITIES          DIVERSIFIED BOND,                                                               income than higher quality debt
(JUNK BONDS)        DIVERSIFIED CONSERVATIVE       o   Higher credit risk                           securities
                    GROWTH, EQUITY,  EQUITY
                    INCOME, FLEXIBLE MANAGED,      o   May be more illiquid (harder to
                    HIGH YIELD BOND, NATURAL           value and sell), in which case
                    RESOURCES                          valuation would depend more on the
                                                       investment adviser's judgment than is
                    (% VARIES)                         generally the case with higher rated
                                                       securities
------------------- ------------------------------ -------------------------------------------- ------------------------------------
FOREIGN             CONSERVATIVE BALANCED,         o   Foreign markets, economies and           o   Investors can participate in
SECURITIES          DIVERSIFIED BOND,                  political systems may not be as stable       the growth of foreign markets
                    DIVERSIFIED CONSERVATIVE           as in the U.S.                               and companies operating in those
                    GROWTH, EQUITY, EQUITY                                                          markets
                    INCOME, FLEXIBLE MANAGED,      o   Currency risk - changing values of
                    GLOBAL, GOVERNMENT INCOME,         foreign currencies                       o   Changing value of foreign
                    HIGH YIELD BOND, MONEY                                                          currencies
                    MARKET,  NATURAL RESOURCES,    o   May be less liquid than U.S.
                    PRUDENTIAL JENNISON, 20/20         stocks and bonds                         o   Opportunities for
                    FOCUS                                                                           diversification
------------------- ------------------------------ -------------------------------------------- ------------------------------------

------------------- ------------------------------ -------------------------------------------- ------------------------------------
                    (% VARIES)                     o   Differences in foreign laws,
                                                       accounting standards, public
                    Options on Foreign                 information, custody and settlement
                    Currencies:                        practices
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED CONSERVATIVE       o   Year 2000 conversion may be more
                    GROWTH, EQUITY, EQUITY             of a problem for some foreign issuers
                    INCOME,  FLEXIBLE MANAGED,
                    GLOBAL, NATURAL RESOURCES,
                    PRUDENTIAL JENNISON

                    (% VARIES)

                    Futures on Foreign
                    Currencies:
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED CONSERVATIVE
                    GROWTH, EQUITY, EQUITY
                    INCOME, FLEXIBLE MANAGED,
                    GLOBAL, PRUDENTIAL JENNISON,
                    NATURAL RESOURCES, 20/20
                    FOCUS

                    (% VARIES)
------------------- ------------------------------ ------------------------------------------ ------------------------------------
DERIVATIVES         Options on Equity              o   Derivatives, such as futures,          o   A Portfolio could make money and
                    SECURITIES:  CONSERVATIVE          options and foreign currency forward       protect against losses if the
                    BALANCED, DIVERSIFIED              contracts, may not fully offset the        investment analysis proves correct
                    CONSERVATIVE GROWTH, EQUITY,       underlying positions and this could
                    EQUITY INCOME, FLEXIBLE            result in losses to a Portfolio that   o   Derivatives that involve
                    MANAGED, GLOBAL, NATURAL           would not have otherwise occurred          leverage could generate
                    RESOURCES,  PRUDENTIAL                                                        substantial gains at low cost
                    JENNISON, SMALL                o   Derivatives used for risk
                    CAPITALIZATION STOCK, STOCK        management may not have the intended   o   One way to manage a
                    INDEX                              effects and may result in losses or        Portfolio's risk/return balance
                                                       missed opportunities                       is to lock in the value of an
                    (% VARIES)                                                                    investment ahead of time
                                                   o   The other party to a derivatives
                    Options on Debt Securities:        contract could default
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED BOND,              o   Derivatives that involve leverage
                    DIVERSIFIED CONSERVATIVE           could magnify losses
                    GROWTH,  FLEXIBLE MANAGED,
                    GOVERNMENT INCOME, HIGH        o   Certain types of derivatives
                    YIELD BOND                         involve costs to a Portfolio that can
                                                       reduce returns
                    (% VARIES)
------------------- ------------------------------ -------------------------------------------- ------------------------------------

------------------- ------------------------------ -------------------------------------------- ------------------------------------
                    Options on Stock Indexes:
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED CONSERVATIVE
                    GROWTH, EQUITY, EQUITY
                    INCOME, FLEXIBLE MANAGED
                    GLOBAL,
                    NATURAL RESOURCES,
                    PRUDENTIAL JENNISON, SMALL
                    CAPITALIZATION STOCK, STOCK
                    INDEX, 20/20 FOCUS

                    (% VARIES)

                    Futures Contracts on stock
                    indexes:
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED CONSERVATIVE
                    GROWTH, EQUITY, EQUITY
                    INCOME,  FLEXIBLE MANAGED,
                    GLOBAL, NATURAL  RESOURCES,
                    PRUDENTIAL JENNISON, SMALL
                    CAPITALIZATION STOCK, STOCK
                    INDEX, 20/20 FOCUS

                    (% VARIES)

                    Futures on debt securities
                    and interest rate indexes:
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED BOND,
                    DIVERSIFIED CONSERVATIVE
                    GROWTH, FLEXIBLE MANAGED,
                    GLOBAL, GOVERNMENT INCOME,
                    HIGH YIELD BOND

                    (% VARIES)

                    Interest Rate Swaps:
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED BOND,
                    DIVERSIFIED CONSERVATIVE
                    GROWTH, FLEXIBLE MANAGED,
                    GOVERNMENT INCOME, HIGH
                    YIELD BOND
------------------- ------------------------------ -------------------------------------------- ------------------------------------



------------------- ------------------------------ -------------------------------------------- ------------------------------------
                    (% VARIES)
------------------- ------------------------------ -------------------------------------------- ------------------------------------
MORTGAGE BACKED &   DIVERSIFIED CONSERVATIVE       o   Prepayment risk - the risk that          o   Regular interest income
ASSET-BACKED        GROWTH, GOVERNMENT INCOME,         the underlying mortgage or other debt
SECURITIES          MONEY MARKET, PRUDENTIAL           may be prepaid partially or              o   Pass-through instruments
                    JENNISON                           completely, generally during periods         provide greater diversification
                                                       of falling interest rates, which could       than direct ownership of loans
                    (% VARIES)                         adversely affect yield to maturity and
                                                       could require a Portfolio to reinvest    o   Certain mortgage-backed
                                                       in lower-yielding securities                 securities may benefit from
                                                                                                    security interest in real estate
                                                   o   Credit risk - the risk that the              collateral
                                                       underlying mortgages or receivables
                                                       will not be paid by debtors or by
                                                       credit insurers or guarantors of such
                                                       instruments and thus may involve
                                                       greater risk

                                                   o   Market risk
------------------- ------------------------------ -------------------------------------------- -----------------------------------
ZERO COUPON BONDS   DIVERSIFIED CONSERVATIVE       o   Typically subject to greater             o  Value rises  faster when
                    GROWTH, ZERO COUPON                volatility and less liquidity in            interest rates fall
                    PORTFOLIOS 2000 & 2005             adverse markets than other debt
                                                       securities
                    (% VARIES)
                                                   o   Credit risk

                                                   o   Market risk
------------------- ------------------------------ -------------------------------------------- -----------------------------------
REAL ESTATE         CONSERVATIVE BALANCED,         o   Performance depends on the               o  Real estate holdings can
INVESTMENT TRUSTS   EQUITY INCOME, FLEXIBLE            strength of real estate markets, REIT       generate good returns from rents,
(REITS)             MANAGED, 20/20 FOCUS               management and property management          rising market values, etc.
                                                       which can be affected by many factors,
                    (% VARIES)                         including national and regional          o  Greater diversification than
                                                       economic conditions                         direct ownership
------------------- ------------------------------ -------------------------------------------- -----------------------------------
ILLIQUID            ALL PORTFOLIOS EXCEPT MONEY    o   May be difficult to value precisely      o  May offer a more attractive
SECURITIES          MARKET (15% of its net                                                         yield than more widely traded
                    assets)                        o   May be difficult to sell at the             securities
                                                       time or price desired
                    MONEY MARKET PORTFOLIO (10%
                    of its net assets)
------------------- ------------------------------ -------------------------------------------- -----------------------------------


------------------- ------------------------------ -------------------------------------------- ------------------------------------
LOAN                CONSERVATIVE BALANCED,         o   Credit risk                              o   May offer right to receive
PARTICIPATIONS      DIVERSIFIED BOND,                                                               principal, interest and fees
                    DIVERSIFIED CONSERVATIVE       o   Market risk                                  without as much risk as lender
                    GROWTH, FLEXIBLE MANAGED,
                    HIGH YIELD BOND, MONEY MARKET  o   A Portfolio has no rights against
                                                       the borrower in the event the borrower
                    (% VARIES)                         does not repay the loan
------------------- ------------------------------ -------------------------------------------- ------------------------------------
WHEN-ISSUED AND     When-issued and                o   Use of such instruments and              o   Use of instruments may
DELAYED DELIVERY    delayed delivery securities:       strategies may magnify underlying            magnify underlying investment
SECURITIES,         CONSERVATIVE BALANCED,             investment losses                            gains
REVERSE             DIVERSIFIED CONSERVATIVE
REPURCHASE          GROWTH, DIVERSIFIED BOND,      o   Investment costs may exceed
AGREEMENTS,         EQUITY, EQUITY INCOME,             potential underlying investment gains
DOLLAR ROLLS AND    FLEXIBLE MANAGED, GLOBAL,
SHORT SALES         GOVERNMENT INCOME, HIGH
                    YIELD BOND, MONEY MARKET,
                    NATURAL RESOURCES,
                    PRUDENTIAL JENNISON, SMALL
                    CAPITALIZATION STOCK

                    (% VARIES)

                    Reverse Repurchase
                    Agreements:
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED BOND,
                    DIVERSIFIED CONSERVATIVE
                    GROWTH, FLEXIBLE MANAGED,
                    GOVERNMENT INCOME, HIGH
                    YIELD BOND, MONEY MARKET AND
                    THE MONEY MARKET PORTION OF
                    ANY PORTFOLIO

                    (% VARIES)

                    Dollar Rolls:
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED BOND,
                    DIVERSIFIED CONSERVATIVE
                    GROWTH, FLEXIBLE MANAGED,
                    GOVERNMENT INCOME, HIGH
                    YIELD BOND
------------------- ------------------------------ -------------------------------------------- ------------------------------------


------------------- ------------------------------ -------------------------------------------- ------------------------------------
                    (% VARIES)

                    Short Sales:
                    CONSERVATIVE BALANCED,
                    DIVERSIFIED BOND,
                    DIVERSIFIED CONSERVATIVE
                    GROWTH, FLEXIBLE MANAGED,
                    GOVERNMENT INCOME, HIGH
                    YIELD BOND, 20/20 FOCUS

                    (% VARIES)

                    Short Sales Against the Box:
                    ALL PORTFOLIOS EXCEPT THE
                    MONEY MARKET AND ZERO COUPON
                    BOND PORTFOLIOS

                    (% VARIES)
------------------- ------------------------------ -------------------------------------------- ------------------------------------

HOW THE PORTFOLIOS ARE MANAGED

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------


Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1998, Prudential had total assets under management of approximately $334 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.


The following chart lists the total investment advisory fees paid in 1998 as a percentage of the Portfolio's average net assets. For the two new Portfolios, the following chart describes the fee arrangement.

--------------------------------------------------------------------------------
                                                     TOTAL ADVISORY FEES AS % OF
PORTFOLIO                                                AVERAGE NET ASSETS
--------------------------------------------------------------------------------

Conservative Balanced                                          0.55
Diversified Bond                                               0.40
Diversified Conservative Growth                                0.75
Equity                                                         0.45
Equity Income                                                  0.40
Flexible Managed                                               0.60
Global                                                         0.75
Government Income                                              0.40
High Yield Bond                                                0.55
Money Market                                                   0.40
Natural Resources                                              0.45
Prudential Jennison                                            0.60
Small Capitalization Stock                                     0.40
Stock Index                                                    0.35
20/20 Focus                                                    0.75
Zero Coupon Bond 2000                                          0.40
Zero Coupon Bond 2005                                          0.40


--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.


Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios, except the services provided by the sub-advisers listed below. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio and the growth equity portion of the assets for the 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1998, Jennison had over $46 billion in assets under management for institutional and mutual fund clients.

For the Diversified Conservative Growth Portfolio, Prudential serves as overall investment manager and is responsible for selecting sub-advisers to handle the day-to-day investment management and monitoring their performance. With Board approval, Prudential is permitted to change or add sub-advisers or enter into a new agreement with a current sub-adviser without shareholder approval. The Fund will notify shareholders of any new sub-adviser. Listed below are the current sub-advisers for the Diversified Conservative Growth Portfolio:


         JENNISON.  (See above.)

         PRUDENTIAL INVESTMENT CORPORATION.  (See above.)


         FRANKLIN ADVISERS, INC. (Franklin) is located at 777 Mariners Island Blvd., San Mateo, California 94404 and is a wholly owned subsidiary of Franklin Resources, Inc. As of December 31, 1998, Franklin and its affiliates managed over $220 billion in assets.

         THE DREYFUS CORPORATION (Dreyfus) is located at 200 Park Avenue, New York, New York, 10266 and is a subsidiary of Mellon Bank corporation. As of December 31, 1998, Dreyfus managed over $111 billion in assets.

         PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) is located at 840 Newport Center Drive, Newport Beach, California 92660 and is a subsidiary of PIMCO Advisors L.P. As of December 31, 1998, PIMCO managed over $157 million in assets.


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


Prudential's fixed-income group is organized by teams that specialize in sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Each of the portfolio managers of the fixed-income Portfolios (or the fixed income portion of a Portfolio) contributes bottom-up securities selection within those guidelines and is responsible for the day-to-day management of the Portfolio.


CONSERVATIVE BALANCED PORTFOLIO & FLEXIBLE MANAGED PORTFOLIO


These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.


Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.


Jose Rodriguez, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1993 and is responsible for the debt portion of the Portfolios. Mr. Rodriquez has been a portfolio manager for Prudential Investments since 1988.


John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

DIVERSIFIED BOND PORTFOLIO, GOVERNMENT INCOME PORTFOLIO AND
ZERO COUPON BOND PORTFOLIOS 2000 & 2005


These Portfolios are managed by Ms. Barbara Kenworthy who has been the manager of each since 1995. Ms. Kenworthy is a Managing Director of Prudential Investments. Before joining Prudential in 1994, she served as president and portfolio manager for several Dreyfus fixed-income funds. Ms. Kenworthy has over 30 years of investment experience and is a member of the Treasury Borrowing Advisory Committee of the Public Securities Association.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO


The equity portion of the Portfolio advised by Jennison is managed by Spiros "Sig" Segalas, James N. Kannry, CFA, and Kathleen A. McCarragher. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Segalas is one of the co-managers of the Prudential Jennison Portfolio and the 20/20 Focus Portfolio.

Mr. Kannry, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972. He spent more than a dozen years as part of Jennison's research team before assuming portfolio management responsibilities several years ago. He holds a Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts. Mr. Kannry is also one of the co-managers of the Prudential Jennison Portfolio.

Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison last year after a 20 year investment career, including positions with Weiss, Peck & Greer (1992-1998) and State Street Research and Management Company, where she was a member of the Investment Committee. Ms. McCarragher is also one of the co-managers of the Prudential Jennison Portfolio.

Thomas R. Jackson manages the equity portion of the Portfolio assigned to PIC. Mr. Jackson, a Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. Mr. Jackson began managing at Chase Manhattan Bank. He is a member of the New York Society of Security Analysts.


George Edwards, CFA, manages the fixed income portion of the Portfolio assigned to PIC. Mr. Edwards is a Managing Director of Prudential Investments. Before joining the Prudential mutual fund group, Mr. Edwards worked in Prudential's investment grade bond unit. He was previously an analyst at McCarthy, Crisanti & Maffei (now MCM-Duff & Phelps).

Edward B. Jamieson, Michael McCarthy and Aidan O'Connell manage the portion of the Portfolio assigned to Franklin. Mr. Jamieson is an Executive Vice President of Franklin and Managing Director of Franklin's equity and high yield groups. He has been with Franklin since 1987. Mr. McCarthy joined Franklin in 1992 and is a vice president and portfolio manager specializing in research analysis of several technology groups. Mr. O'Connell joined Franklin in 1998 and is a research analyst specializing in research analysis of the semiconductor and semiconductor capital equipment industries. Prior to joining Franklin, Mr. O'Connell was a research associate and corporate finance associate with Hambrecht & Quist.

William R. Rydell, CFA and Mark W. Sikorski, CFA, manage the portion of the Portfolio assigned to Dreyfus. Mr. Rydell is a portfolio manager of Dreyfus and is the President and Chief Executive Officer of Mellon Equity Associates LLP. Mr. Rydell has been in the Mellon organization since 1973. Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has been in the Mellon organization since 1996. Prior to joining Mellon, he managed various corporation treasury projects for Northeast Utilities, including bond refinancing and investment evaluations.

John Hague manages the portion of the Portfolio assigned to PIMCO. Mr. Hague is a Managing Director of PIMCO and has managed fixed income assets for PIMCO and its predecessor since 1989.

EQUITY PORTFOLIO


Thomas Jackson, Managing Director of Prudential Investments, has managed this Portfolio since 1990. (See description under "Diversified Conservative Growth Portfolio," above.)


EQUITY INCOME PORTFOLIO


Warren Spitz, Managing Director of Prudential Investments, has managed this Portfolio since 1988. (See description under "Conservative Balanced Portfolio & Flexible Managed Portfolio," above.)

GLOBAL PORTFOLIO


Daniel Duane, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.


HIGH YIELD BOND PORTFOLIO


George Edwards, CFA, Managing Director of Prudential Investments, has managed this Portfolio since 1997. (See description under "Diversified Conservative Growth Portfolio," above).


MONEY MARKET PORTFOLIO


Manolita Brasil, Investment Manager of Prudential Investments, has managed this Portfolio since 1996. She joined Prudential in 1981 and served as an assistant portfolio manager for six years before she was appointed manager of the P-B International Money Fund in 1994.


NATURAL RESOURCES PORTFOLIO

Leigh Goehring, Vice President of Prudential Investments, has managed this Portfolio since 1992. Prior to that time, Mr. Goehring was portfolio manager for The Prudential-Bache Option Growth Fund.

PRUDENTIAL JENNISON PORTFOLIO


This Portfolio is managed by by Messrs. Segalas and Kannry and Ms. McCarragher of Jennison since 1999. (See description under "Diversified Conservative Growth Portfolio," above.)


SMALL CAPITALIZATION STOCK PORTFOLIO

Wai Chiang, Vice President of Prudential Investments, has managed this Portfolio since its inception in 1995. Mr. Chiang has been employed by Prudential as a portfolio manager since 1986.

STOCK INDEX PORTFOLIO


John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. (See description under "Conservative Balanced Portfolio & Flexible Managed Portfolio," above.)


20/20 FOCUS PORTFOLIO


Thomas R. Jackson, Managing Director of Prudential Investments, manages approximately 50% of the Portfolio's assets. (See description under "Diversified Conservative Growth Portfolio," above.)

Spiros Segalas, Director, President and Chief Investment Officer of Jennison, manages approximately 50% of the Portfolio's assets. (See description under "Diversified Conservative Growth Portfolio," above.)


HOW TO BUY AND SELL SHARES OF THE FUND


The Fund offers two classes of shares in each Portfolio - Class I and Class II. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

HOW TO BUY AND SELL SHARES


The only way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.


Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.


Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.


NET ASSET VALUE

When you purchase or sell shares of a Portfolio the price you will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is placed. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day - at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day. The NAV for the Money Market Portfolio is determined at 12:00 p.m. on each day the New York Stock Exchange is open for business.


The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share because dividends are declared and reinvested daily. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:


EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.


A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.


All SHORT-TERM DEBT SECURITIES held by the Money Market Portfolio are valued at amortized cost. Short-term debt securities with remaining maturities of 12 month or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. For the other Portfolios, debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.


OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.


OTHER INFORMATION

FEDERAL INCOME TAXES


If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

YEAR 2000

The services provided to the Fund and the shareholders by the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Directors receive and have received since mid-1998 satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner or that there will be no adverse impact on the Fund. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.

Additionally, issuers of securities generally as well as those purchased by the Fund may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and result in a decline in the value of the securities held by the Fund.


MONITORING FOR POSSIBLE CONFLICTS


The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and may offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS


The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.



                                                      CONSERVATIVE BALANCED
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  14.97  $  15.52  $  15.31  $  14.10  $  14.91
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.66      0.76      0.66      0.63      0.53
Net realized and unrealized gains
  (losses) on investments..............      1.05      1.26      1.24      1.78     (0.68)
                                         --------  --------  --------  --------  --------
    Total from investment operations...      1.71      2.02      1.90      2.41     (0.15)
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.66)    (0.76)    (0.66)    (0.64)    (0.51)
Distributions from net realized
  gains................................     (0.94)    (1.81)    (1.03)    (0.56)    (0.15)
                                         --------  --------  --------  --------  --------
    Total distributions................     (1.60)    (2.57)    (1.69)    (1.20)    (0.66)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  15.08  $  14.97  $  15.52  $  15.31  $  14.10
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     11.74%    13.45%    12.63%    17.27%    (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,796.0  $4,744.2  $4,478.8  $3,940.8  $3,501.1
Ratios to average net assets:
  Expenses.............................      0.57%     0.56%     0.59%     0.58%     0.61%
  Net investment income................      4.19%     4.48%     4.13%     4.19%     3.61%
Portfolio turnover rate................       167%      295%      295%      201%      125%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                        DIVERSIFIED BOND
                                         -----------------------------------------------
                                                           YEAR ENDED
                                                          DECEMBER 31,
                                         -----------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  -------   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.02  $  11.07  $  11.31  $10.04    $11.10
                                         --------  --------  --------  -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.69      0.80      0.76    0.76      0.68
Net realized and unrealized gains
  (losses) on investments..............      0.08      0.11     (0.27)   1.29     (1.04)
                                         --------  --------  --------  -------   -------
    Total from investment operations...      0.77      0.91      0.49    2.05     (0.36)
                                         --------  --------  --------  -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.69)    (0.83)    (0.73)  (0.75)    (0.68)
Distributions from net realized
  gains................................     (0.04)    (0.13)       --   (0.03)    (0.02)
                                         --------  --------  --------  -------   -------
    Total distributions................     (0.73)    (0.96)    (0.73)  (0.78)    (0.70)
                                         --------  --------  --------  -------   -------
Net Asset Value, end of year...........  $  11.06  $  11.02  $  11.07  $11.31    $10.04
                                         --------  --------  --------  -------   -------
                                         --------  --------  --------  -------   -------
TOTAL INVESTMENT RETURN:(b)............      7.15%     8.57%     4.40%  20.73%    (3.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,122.6    $816.7    $720.2  $655.8    $541.6
Ratios to average net assets:
  Expenses.............................      0.42%     0.43%     0.45%   0.44%     0.45%
  Net investment income................      6.40%     7.18%     6.89%   7.00%     6.41%
Portfolio turnover rate................       199%      224%      210%    199%       32%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                              EQUITY
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  31.07  $  26.96  $  25.64  $  20.66  $  21.49
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.60      0.69      0.71      0.55      0.51
Net realized and unrealized gains on
  investments..........................      2.21      5.88      3.88      5.89      0.05
                                         --------  --------  --------  --------  --------
    Total from investment operations...      2.81      6.57      4.59      6.44      0.56
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.60)    (0.70)    (0.67)    (0.52)    (0.49)
Distributions from net realized
  gains................................     (3.64)    (1.76)    (2.60)    (0.94)    (0.90)
                                         --------  --------  --------  --------  --------
    Total distributions................     (4.24)    (2.46)    (3.27)    (1.46)    (1.39)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  29.64  $  31.07  $  26.96  $  25.64  $  20.66
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      9.34%    24.66%    18.52%    31.29%     2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $6,247.0  $6,024.0  $4,814.0  $3,813.8  $2,617.8
Ratios to average net assets:
  Expenses.............................      0.47%     0.46%     0.50%     0.48%     0.55%
  Net investment income................      1.81%     2.27%     2.54%     2.28%     2.39%
Portfolio turnover rate................        25%       13%       20%       18%        7%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                       EQUITY INCOME
                                  -------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                  -------------------------------------------------------
                                    1998        1997        1996      1995(a)     1994(a)
                                  --------    --------    --------    --------    -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year........................    $  22.39    $  18.51    $  16.27    $  14.48    $15.66
                                  --------    --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........        0.56        0.61        0.58        0.64      0.66
Net realized and unrealized
  gains (losses) on
  investments.................       (1.03)       6.06        2.88        2.50     (0.46)
                                  --------    --------    --------    --------    -------
    Total from investment
      operations..............       (0.47)       6.67        3.46        3.14      0.20
                                  --------    --------    --------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................       (0.59)      (0.57)      (0.71)      (0.62)    (0.56)
Distributions from net
  realized gains..............       (1.30)      (2.22)      (0.51)      (0.73)    (0.82)
                                  --------    --------    --------    --------    -------
    Total distributions.......       (1.89)      (2.79)      (1.22)      (1.35)    (1.38)
                                  --------    --------    --------    --------    -------
Net Asset Value, end of
  year........................    $  20.03    $  22.39    $  18.51    $  16.27    $14.48
                                  --------    --------    --------    --------    -------
                                  --------    --------    --------    --------    -------
TOTAL INVESTMENT RETURN:(b)...       (2.38)%     36.61%      21.74%      21.70%     1.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)...................    $2,142.3    $2,029.8    $1,363.5    $1,110.0    $859.7
Ratios to average net assets:
  Expenses....................        0.42%       0.41%       0.45%       0.43%     0.52%
  Net investment income.......        2.54%       2.90%       3.36%       4.00%     3.92%
Portfolio turnover rate.......          20%         38%         21%         64%       63%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                           FLEXIBLE MANAGED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.28  $   17.79  $   17.86  $   15.50  $   16.96
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.58       0.59       0.57       0.56       0.47
Net realized and unrealized gains
  (losses) on investments..............       1.14       2.52       1.79       3.15      (1.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.72       3.11       2.36       3.71      (0.55)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.59)     (0.58)     (0.58)     (0.56)     (0.45)
Distributions from net realized
  gains................................      (1.85)     (3.04)     (1.85)     (0.79)     (0.46)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (2.44)     (3.62)     (2.43)     (1.35)     (0.91)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   16.56  $   17.28  $   17.79  $   17.86  $   15.50
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      10.24%     17.96%     13.64%     24.13%     (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $5,410.0   $5,490.1   $4,896.9   $4,261.2   $3,481.5
Ratios to average net assets:
  Expenses.............................       0.61%      0.62%      0.64%      0.63%      0.66%
  Net investment income................       3.21%      3.02%      3.07%      3.30%      2.90%
Portfolio turnover rate................        138%       227%       233%       173%       124%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                                GLOBAL
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.92  $   17.85  $   15.53  $   13.88  $   14.64
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.07       0.09       0.11       0.06       0.02
Net realized and unrealized gains
  (losses) on investments..............       4.38       1.11       2.94       2.14      (0.74)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       4.45       1.20       3.05       2.20      (0.72)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.16)     (0.13)     (0.11)     (0.24)     (0.02)
Dividends in excess of net investment
  income...............................      (0.12)     (0.10)        --         --         --
Distributions from net realized
  gains................................      (0.93)     (0.90)     (0.62)     (0.31)     (0.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (1.21)     (1.13)     (0.73)     (0.55)     (0.04)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   21.16  $   17.92  $   17.85  $   15.53  $   13.88
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      25.08%      6.98%     19.97%     15.88%     (4.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $844.5     $638.4     $580.6     $400.1     $345.7
Ratios to average net assets:
  Expenses.............................       0.86%      0.85%      0.92%      1.06%      1.23%
  Net investment income................       0.29%      0.47%      0.64%      0.44%      0.20%
Portfolio turnover rate................         73%        70%        41%        59%        37%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                           GOVERNMENT INCOME
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   11.52  $   11.22  $   11.72  $   10.46  $   11.78
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.67       0.75       0.75       0.74       0.70
Net realized and unrealized gains
  (losses) on investments..............       0.36       0.30      (0.51)      1.28      (1.31)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.03       1.05       0.24       2.02      (0.61)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.68)     (0.75)     (0.74)     (0.76)     (0.71)
Dividends in excess of net investment
  income...............................         --(c)        --        --        --         --
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (0.68)     (0.75)     (0.74)     (0.76)     (0.71)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   11.87  $   11.52  $   11.22  $   11.72  $   10.46
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............       9.09%      9.67%      2.22%     19.48%     (5.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $443.2     $429.6     $482.0     $501.8     $487.6
Ratios to average net assets:
  Expenses.............................       0.43%      0.44%      0.46%      0.45%      0.45%
  Net investment income................       5.71%      6.40%      6.38%      6.55%      6.30%
Portfolio turnover rate................        109%        88%        95%       195%        34%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(c) Less than $.005 per share.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                  HIGH YIELD BOND
                                ---------------------------------------------------
                                                    YEAR ENDED
                                                   DECEMBER 31,
                                ---------------------------------------------------
                                 1998       1997       1996      1995(a)    1994(a)
                                -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year........................  $  8.14    $  7.87    $  7.80    $  7.37    $  8.41
                                -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........     0.77       0.78       0.80       0.81       0.87
Net realized and unrealized
  gains (losses) on
  investments.................    (0.94)      0.26       0.06       0.46      (1.10)
                                -------    -------    -------    -------    -------
    Total from investment
      operations..............    (0.17)      1.04       0.86       1.27      (0.23)
                                -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................    (0.76)     (0.77)     (0.78)     (0.84)     (0.81)
Dividends in excess of net
  investment income...........       --         --      (0.01)        --         --
                                -------    -------    -------    -------    -------
    Total distributions.......    (0.76)     (0.77)     (0.79)     (0.84)     (0.81)
                                -------    -------    -------    -------    -------
Net Asset Value, end of
  year........................  $  7.21    $  8.14    $  7.87    $  7.80    $  7.37
                                -------    -------    -------    -------    -------
                                -------    -------    -------    -------    -------
TOTAL INVESTMENT RETURN:(b)...    (2.36)%    13.78%     11.39%     17.56%     (2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)...................   $789.3     $568.7     $432.9     $367.9     $306.2
Ratios to average net assets:
  Expenses....................     0.58%      0.57%      0.63%      0.61%      0.65%
  Net investment income.......    10.31%      9.78%      9.89%     10.34%      9.88%
Portfolio turnover rate.......       63%       106%        88%       139%        69%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                             MONEY MARKET
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   10.00  $   10.00  $   10.00  $   10.00  $  10.00
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................       0.52       0.54       0.51       0.56      0.40
Dividends and distributions............      (0.52)     (0.54)     (0.51)     (0.56)    (0.40)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   10.00  $   10.00  $   10.00  $   10.00  $  10.00
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............       5.39%      5.41%      5.22%      5.80%     4.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $920.2     $657.5     $668.8     $613.3    $583.3
Ratios to average net assets:
  Expenses.............................       0.41%      0.43%      0.44%      0.44%     0.47%
  Net investment income................       5.20%      5.28%      5.10%      5.64%     4.02%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                     NATURAL RESOURCES
                                  -------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                  -------------------------------------------------------
                                    1998        1997        1996      1995(a)     1994(a)
                                  --------    --------    --------    --------    -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year........................    $  15.24    $  19.77    $  17.27    $  14.44    $ 15.56
                                  --------    --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........        0.09        0.12        0.15        0.21       0.18
Net realized and unrealized
  gains (losses) on
  investments.................       (2.48)      (2.43)       5.11        3.66      (0.85)
                                  --------    --------    --------    --------    -------
    Total from investment
      operations..............       (2.39)      (2.31)       5.26        3.87      (0.67)
                                  --------    --------    --------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................       (0.11)      (0.10)      (0.14)      (0.21)     (0.15)
Distributions from net
  realized gains..............       (0.75)      (2.12)      (2.62)      (0.83)     (0.30)
Tax return of capital
  distributions...............       (0.01)         --          --          --         --
                                  --------    --------    --------    --------    -------
    Total distributions.......       (0.87)      (2.22)      (2.76)      (1.04)     (0.45)
                                  --------    --------    --------    --------    -------
Net Asset Value, end of
  year........................    $  11.98    $  15.24    $  19.77    $  17.27    $ 14.44
                                  --------    --------    --------    --------    -------
                                  --------    --------    --------    --------    -------
TOTAL INVESTMENT RETURN:(b)...      (17.10)%    (11.59)%     30.88%      26.92%     (4.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)...................      $236.9      $358.0      $438.4      $293.2     $227.3
Ratios to average net assets:
  Expenses....................        0.49%       0.54%       0.52%       0.50%      0.61%
  Net investment income.......        0.63%       0.60%       0.75%       1.25%      1.09%
Portfolio turnover rate.......          12%         32%         36%         46%        18%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                             PRUDENTIAL JENNISON
                                         -----------------------------------------------------------
                                                        YEAR ENDED                 APRIL 25, 1995(d)
                                                       DECEMBER 31,                       TO
                                         ----------------------------------------    DECEMBER 31,
                                             1998           1997         1996           1995(a)
                                         -------------   -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...    $  17.73        $   14.32    $   12.55      $  10.00
                                         -------------   -----------  -----------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................        0.04             0.04         0.02          0.02
Net realized and unrealized gains on
  investments..........................        6.56             4.48         1.78          2.54
                                         -------------   -----------  -----------       -------
    Total from investment operations...        6.60             4.52         1.80          2.56
                                         -------------   -----------  -----------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       (0.04)           (0.04)       (0.03)        (0.01)
Distributions from net realized
  gains................................       (0.38)           (1.07)          --            --
                                         -------------   -----------  -----------       -------
    Total distributions................       (0.42)           (1.11)       (0.03)        (0.01)
                                         -------------   -----------  -----------       -------
Net Asset Value, end of period.........    $  23.91        $   17.73    $   14.32      $  12.55
                                         -------------   -----------  -----------       -------
                                         -------------   -----------  -----------       -------
TOTAL INVESTMENT RETURN:(b)............       37.46%           31.71%       14.41%        24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................    $1,198.7           $495.9       $226.5         $63.1
Ratios to average net assets:
  Expenses.............................        0.63%            0.64%        0.66%         0.79%(c)
  Net investment income................        0.20%            0.25%        0.20%         0.15%(c)
Portfolio turnover rate................          54%              60%          46%           37%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                         SMALL CAPITALIZATION STOCK
                                         -----------------------------------------------------------
                                                        YEAR ENDED                 APRIL 25, 1995(d)
                                                       DECEMBER 31,                       TO
                                         ----------------------------------------    DECEMBER 31,
                                             1998           1997         1996           1995(a)
                                         -------------   -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...    $  15.93        $   13.79    $   11.83      $  10.00
                                         -------------   -----------  -----------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................        0.09             0.10         0.09          0.08
Net realized and unrealized gains
  (losses) on investments..............       (0.25)            3.32         2.23          1.91
                                         -------------   -----------  -----------       -------
    Total from investment operations...       (0.16)            3.42         2.32          1.99
                                         -------------   -----------  -----------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       (0.09)           (0.10)       (0.09)        (0.04)
Distributions from net realized
  gains................................       (0.97)           (1.18)       (0.27)        (0.12)
                                         -------------   -----------  -----------       -------
    Total distributions................       (1.06)           (1.28)       (0.36)        (0.16)
                                         -------------   -----------  -----------       -------
Net Asset Value, end of period.........    $  14.71        $   15.93    $   13.79      $  11.83
                                         -------------   -----------  -----------       -------
                                         -------------   -----------  -----------       -------
TOTAL INVESTMENT RETURN:(b)............       (0.76)%          25.17%       19.77%        19.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................      $360.4           $290.3       $147.9         $47.5
Ratios to average net assets:
  Expenses.............................        0.47%            0.50%        0.56%         0.60%(c)
  Net investment income................        0.57%            0.69%        0.87%         0.68%(c)
Portfolio turnover rate................          26%              31%          13%           32%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                             STOCK INDEX
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   30.22  $   23.74  $   19.96  $   14.96  $  15.20
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.42       0.43       0.40       0.40      0.38
Net realized and unrealized gains
  (losses) on investments..............       8.11       7.34       4.06       5.13     (0.23)
                                         ---------  ---------  ---------  ---------  --------
    Total from investment operations...       8.53       7.77       4.46       5.53      0.15
                                         ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.42)     (0.42)     (0.40)     (0.38)    (0.37)
Distributions from net realized
  gains................................      (0.59)     (0.87)     (0.28)     (0.15)    (0.02)
                                         ---------  ---------  ---------  ---------  --------
    Total distributions................      (1.01)     (1.29)     (0.68)     (0.53)    (0.39)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   37.74  $   30.22  $   23.74  $   19.96  $  14.96
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............      28.42%     32.83%     22.57%     37.06%     1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $3,548.1   $2,448.2   $1,581.4   $1,031.3    $664.5
Ratios to average net assets:
  Expenses.............................       0.37%      0.37%      0.40%      0.38%     0.42%
  Net investment income................       1.25%      1.55%      1.95%      2.27%     2.50%
Portfolio turnover rate................          3%         5%         1%         1%        2%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.


                                                      ZERO COUPON BOND 2000
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                          1998     1997     1996     1995(a)     1994(a)
                                         -------  -------  -------  ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $ 12.61  $ 12.92  $ 13.27   $ 11.86     $ 13.72
                                         -------  -------  -------  ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................     0.63     0.67     0.55      0.59        0.92
Net realized and unrealized gains
  (losses) on investments..............     0.31     0.22    (0.36)     1.95       (1.91)
                                         -------  -------  -------  ---------   ---------
    Total from investment operations...     0.94     0.89     0.19      2.54       (0.99)
                                         -------  -------  -------  ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...    (0.64)   (0.67)   (0.54)    (0.60)      (0.85)
Distributions from net realized
  gains................................    (0.17)   (0.53)      --     (0.53)      (0.02)
                                         -------  -------  -------  ---------   ---------
    Total distributions................    (0.81)   (1.20)   (0.54)    (1.13)      (0.87)
                                         -------  -------  -------  ---------   ---------
Net Asset Value, end of year...........  $ 12.74  $ 12.61  $ 12.92   $ 13.27     $ 11.86
                                         -------  -------  -------  ---------   ---------
                                         -------  -------  -------  ---------   ---------
TOTAL INVESTMENT RETURN:(b)............     7.57%    7.17%    1.53%    21.56%      (7.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $40.2    $41.3    $44.7     $25.3       $20.6
Ratios to average net assets:
  Expenses.............................     0.62%    0.66%    0.52%     0.48%       0.51%
  Net investment income................     4.85%    4.78%    4.88%     4.53%       6.69%
Portfolio turnover rate................       16%      32%      13%       71%          9%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.


                                       75





FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION
FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT
AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.



                                               ZERO COUPON BOND 2005
                                ---------------------------------------------------
                                                    YEAR ENDED
                                                   DECEMBER 31,
                                ---------------------------------------------------
                                 1998       1997       1996      1995(a)    1994(a)
                                -------    -------    -------    -------    -------

PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year........................  $ 12.60    $ 12.25    $ 13.19    $ 10.74    $ 12.68
                                -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........     0.66       0.68       0.66       0.66       0.75
Net realized and unrealized
  gains (losses) on
  investments.................     0.87       0.66      (0.82)      2.73      (1.97)
                                -------    -------    -------    -------    -------
    Total from investment
      operations..............     1.53       1.34      (0.16)      3.39      (1.22)
                                -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................    (0.67)     (0.71)     (0.64)     (0.65)     (0.72)
Distributions from net
  realized gains..............    (0.02)     (0.28)     (0.14)     (0.29)        --
                                -------    -------    -------    -------    -------
    Total distributions.......    (0.69)     (0.99)     (0.78)     (0.94)     (0.72)
                                -------    -------    -------    -------    -------
Net Asset Value, end of
  year........................  $ 13.44    $ 12.60    $ 12.25    $ 13.19    $ 10.74
                                -------    -------    -------    -------    -------
                                -------    -------    -------    -------    -------
TOTAL INVESTMENT RETURN:(b)...    12.35%     11.18%     (1.01)%    31.85%     (9.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)...................    $45.5      $30.8      $25.8      $23.6      $16.5
Ratios to average net assets:
  Expenses....................     0.61%      0.74%      0.53%      0.49%      0.60%
  Net investment income.......     5.35%      5.71%      5.42%      5.32%      6.53%
Portfolio turnover rate.......       --         35%        10%        69%         6%


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FOR MORE INFORMATION


Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT


To obtain these documents or to ask any questions about the Fund:

     - Call toll-free (800) 778-2255

     - Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
--------
Securities and Exchange Commission

Public Reference Section
Washington, DC 20549-6009
(The SEC charges a fee to copy documents.)

In Person:
----------

PUBLIC REFERENCE ROOM
IN WASHINGTON, DC
(For hours of operation, call 1(800) SEC-0330.)

Via the Internet:
-----------------
http://www.sec.gov

SEC File No. 811-03623

                              PRUVIDER VARIABLE(SM)
                          APPRECIABLE LIFE(R) INSURANCE



                                   PROSPECTUS



                        THE PRUCO LIFE PRUVIDER VARIABLE
                             APPRECIABLE ACCOUNT AND
                        THE PRUDENTIAL SERIES FUND, INC.

                                   MAY 1, 1999








                          PRUCO LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 1999

PRUCO LIFE INSURANCE COMPANY
PRUVIDER VARIABLE APPRECIABLE ACCOUNT

PRUVIDER(SM)
VARIABLE APPRECIABLE LIFE(R)
INSURANCE CONTRACT

This prospectus describes a variable life insurance contract (the "Contract") offered by Pruco Life Insurance Company ("Pruco Life", "us", or "we") under the name PRUVIDER(SM) Variable APPRECIABLE LIFE(R) Insurance. Pruco Life, a stock life insurance company, is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The death benefit varies daily with investment experience but will never be less than a guaranteed minimum amount (the face amount specified in the Contract). There is no guaranteed minimum cash surrender value.


AS OF MAY 1, 1999, PRUCO LIFE NO LONGER OFFERED THESE CONTRACTS FOR SALE.


You, the Contract owner, may choose to invest your Contract's premiums and their earnings in one or more of the following ways:

o Invest in either one or both of two available subaccounts of the Pruco Life PRUVIDER Variable Appreciable Account, each of which invests in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Fund"): the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. Pruco Life may add additional subaccounts in the future.

o Invest in the FIXED-RATE OPTION, which pays a guaranteed interest rate. Pruco Life will credit interest daily on any portion of the premium payment that you have allocated to the fixed-rate option at rates periodically declared by Pruco Life, in its sole discretion. Any such interest rate will never be less than an effective annual rate of 4%.

You have considerable flexibility as to when and in what amounts you pay premiums. On the other hand, it may be to your advantage to pay a Scheduled Premium amount on the dates due, which are at least once a year but may be more often.


This prospectus describes the Contract generally and the Pruco Life PRUVIDER Variable Appreciable Account. The prospectus and its statement of additional information also describe the investment objectives and the risks of investing in the Fund portfolios. The statement of additional information is available without charge by telephoning (800) 778-2255.


Before you sign an application to purchase this life insurance contract, you should carefully read this prospectus. If you do purchase the Contract, you should retain this prospectus, together with the Contract, for future reference.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  Web  site
(http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 778-2255


PRUVIDER is a service mark of Prudential.
APPRECIABLE LIFE is a registered mark of Prudential.

                                                        TABLE OF CONTENTS

                                                                                                                            PAGE
INTRODUCTION AND SUMMARY.......................................................................................................1
   BRIEF DESCRIPTION OF THE CONTRACT...........................................................................................1
   INVESTMENT OPTIONS..........................................................................................................1
   CHARGES.....................................................................................................................2
   PREMIUM PAYMENTS............................................................................................................3
   LAPSE AND GUARANTEE AGAINST LAPSE...........................................................................................4
   REFUND......................................................................................................................4

FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF THE FUND.............................................................................5

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED PREMIUMS................................................8

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT AND THE FIXED RATE
OPTION.........................................................................................................................9
   PRUCO LIFE INSURANCE COMPANY................................................................................................9
   THE PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT........................................................................9
   THE FIXED-RATE OPTION......................................................................................................10

DETAILED INFORMATION FOR CONTRACT OWNERS......................................................................................10
   REQUIREMENTS FOR ISSUANCE OF A CONTRACT....................................................................................10
   SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"...............................................................................10
   CONTRACT FEES AND CHARGES..................................................................................................11
     DEDUCTIONS FROM PREMIUMS.................................................................................................11
     DEDUCTIONS FROM PORTFOLIOS...............................................................................................11
     MONTHLY DEDUCTIONS FROM CONTRACT FUND....................................................................................11
     DAILY DEDUCTION FROM THE CONTRACT FUND...................................................................................12
     SURRENDER OR WITHDRAWAL CHARGES..........................................................................................13
     TRANSACTION CHARGES......................................................................................................13
   CONTRACT DATE..............................................................................................................13
   PREMIUMS...................................................................................................................14
   ALLOCATION OF PREMIUMS.....................................................................................................15
   TRANSFERS..................................................................................................................15
   HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE...................................................................16
   HOW A CONTRACT'S DEATH BENEFIT WILL VARY...................................................................................16
   CONTRACT LOANS.............................................................................................................16
   SURRENDER OF A CONTRACT....................................................................................................17
   LAPSE AND REINSTATEMENT....................................................................................................17
     FIXED EXTENDED TERM INSURANCE............................................................................................18
     FIXED REDUCED PAID-UP INSURANCE..........................................................................................18
     VARIABLE REDUCED PAID-UP INSURANCE.......................................................................................18
     WHAT HAPPENS IF NO REQUEST IS MADE?......................................................................................18
   PAID-UP INSURANCE OPTION...................................................................................................18
   REDUCED PAID-UP INSURANCE OPTION...........................................................................................19
   WHEN PROCEEDS ARE PAID.....................................................................................................19
   LIVING NEEDS BENEFIT.......................................................................................................19
     TERMINAL ILLNESS OPTION..................................................................................................19
     NURSING HOME OPTION......................................................................................................20
   VOTING RIGHTS..............................................................................................................20
   REPORTS TO CONTRACT OWNERS.................................................................................................21
   TAX TREATMENT OF CONTRACT BENEFITS.........................................................................................21
     TREATMENT AS LIFE INSURANCE..............................................................................................21
     PRE-DEATH DISTRIBUTIONS..................................................................................................21
     WITHHOLDING..............................................................................................................22
     OTHER TAX CONSEQUENCES...................................................................................................22
   OTHER CONTRACT PROVISIONS..................................................................................................22

FURTHER INFORMATION ABOUT THE FUND............................................................................................22
   RISK/RETURN SUMMARIES......................................................................................................22
   CONSERVATIVE BALANCED PORTFOLIO............................................................................................22
     INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES............................................................................22

     PRINCIPAL RISKS..........................................................................................................22
     EVALUATING PERFORMANCE...................................................................................................23
   FLEXIBLE MANAGED PORTFOLIO.................................................................................................24
     INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES............................................................................24
     PRINCIPAL RISKS..........................................................................................................24
     EVALUATING PERFORMANCE...................................................................................................24

HOW THE PORTFOLIOS INVEST.....................................................................................................25
   CONSERVATIVE BALANCED PORTFOLIO............................................................................................25
     INVESTMENT OBJECTIVE AND POLICIES........................................................................................25
     DERIVATIVES AND OTHER STRATEGIES.........................................................................................26
     ADDITIONAL STRATEGIES....................................................................................................27
   FLEXIBLE MANAGED PORTFOLIO.................................................................................................27
     INVESTMENT OBJECTIVE AND POLICIES........................................................................................27
     DERIVATIVES AND OTHER STRATEGIES.........................................................................................28
     ADDITIONAL STRATEGIES....................................................................................................29

INVESTMENT RISKS..............................................................................................................31

HOW THE PORTFOLIOS ARE MANAGED................................................................................................35
   PURCHASE AND SALE OF FUND SHARES...........................................................................................35

OTHER FUND INFORMATION........................................................................................................36
   DISTRIBUTOR................................................................................................................36
   MONITORING FOR POSSIBLE CONFLICTS..........................................................................................36

STATE REGULATION..............................................................................................................36

EXPERTS.......................................................................................................................36

LITIGATION....................................................................................................................36

YEAR 2000 COMPLIANCE..........................................................................................................37

EXPANDED TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................................................38

ADDITIONAL INFORMATION........................................................................................................40

FINANCIAL STATEMENTS..........................................................................................................40

FINANCIAL STATEMENTS OF THE PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT..................................................A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES............................................B1

--------------------------------------------------------------------------------

                            INTRODUCTION AND SUMMARY

THIS SUMMARY PROVIDES ONLY AN OVERVIEW OF THE MORE SIGNIFICANT PROVISIONS OF THE CONTRACT. WE PROVIDE FURTHER DETAIL IN THE SUBSEQUENT SECTIONS OF THIS PROSPECTUS, AS WELL AS IN A STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE TO YOU UPON REQUEST WITHOUT CHARGE. A DESCRIPTION OF THE CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 37.


AS OF MAY 1, 1999, PRUCO LIFE NO LONGER OFFERED THESE CONTRACTS FOR SALE.


As you read this prospectus, you should keep in mind that this is a variable life insurance contract. Variable life insurance has significant investment aspects and requires you to make investment decisions, and therefore it is also a "security." Securities that are offered to the public must be registered with the Securities and Exchange Commission. The prospectus that is a part of the registration statement must be given to all prospective purchasers. A substantial part of the premium pays for life insurance that will pay a benefit to the beneficiary, in the event of the insured's death. This death benefit generally far exceeds total premium payments. You should not purchase this Contract, therefore, unless the major reason for the purchase is to provide life insurance protection. Because the Contract provides whole life insurance, it also serves a second important objective. It can be expected to provide a cash surrender value that can be used during your lifetime.

BRIEF DESCRIPTION OF THE CONTRACT


The Pruco Life PRUVIDER Variable APPRECIABLE LIFE Insurance Contract (the "Contract") is issued and sold by Pruco Life Insurance Company ("Pruco Life",
"us", or "we"). The Contract is a form of flexible premium variable life insurance. It is based on a Contract Fund, the value of which changes every business day. The Contract Fund amount represents the value of your Contract on that day. There is a surrender charge if you decide to surrender the Contract during the first 10 Contract years.


A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. Pruco Life has established the Pruco Life PRUVIDER Variable Appreciable Account (the "Account") under Arizona law as a separate investment account whose assets are segregated from all other assets of Pruco Life. The Account is divided into two subaccounts, and you decide which one[s] will hold the assets of your Contract Fund. Whenever you pay a premium, Pruco Life first deducts certain charges and, except for amounts allocated to the fixed-rate option, puts the remainder - the "net premium" - into the Account. The money allocated to each subaccount is immediately invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Fund"), a series mutual fund for which Prudential is the investment adviser. The two Fund portfolios -- the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO -- differ in the amount of risk associated with them and are described in more detail below.

The Fund is an investment company registered under the Investment Company Act of 1940.

INVESTMENT OPTIONS

When you first buy the Contract you give instructions to Pruco Life as to what combination of the three investment options you wish your Contract Fund invested. Thereafter you may make changes in these allocations either in writing or by telephone. The investment objectives of the portfolios, described more fully starting on page 22 of this prospectus, are as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS


o CONSERVATIVE BALANCED PORTFOLIO. The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations, and money market instruments. This Portfolio is appropriate for an investor desiring diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio.

o FLEXIBLE MANAGED PORTFOLIO. The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations, and money market instruments. This Portfolio is appropriate for an investor desiring diversification, who is willing to accept a relatively high level of loss, in an effort to achieve greater appreciation.


FIXED-RATE OPTION

The fixed-rate option provides a guarantee against loss of principal plus income at a rate which may change at yearly intervals, for new premium deposits, it changes monthly, but will never be lower than an effective annual rate of 4%.

CHARGES

Pruco Life deducts certain charges from each premium payment and from the amounts held in the designated subaccounts and the fixed rate option. In addition, Pruco Life makes certain additional charges if a Contract lapses or is surrendered during the first 10 Contract years. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under Contract Fees and Charges on page 11. In brief, Pruco Life may make the following charges:

--------------------------------------------------------------------------------
                                 PREMIUM PAYMENT
--------------------------------------------------------------------------------

                     -----------------------------------
                     o   less charge for taxes
                         attributable to premiums

                     o   less $2 processing fee
                     -----------------------------------

--------------------------------------------------------------------------------
                             INVESTED PREMIUM AMOUNT

o    To be invested in one or a combination of:
     o  The Conservative Balanced Portfolio
     o  The Flexible Managed Portfolio
     o  The fixed-rate option
--------------------------------------------------------------------------------




                                       2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  DAILY CHARGES


o We deduct management fees and expenses from the Fund assets. The total expenses of each portfolio for the year 1998, expressed as a percentage of the average assets during the year, are as follows:

     PORTFOLIOS            CONSERVATIVE BALANCED          FLEXIBLE MANAGED
     ----------            ---------------------          ----------------
     Advisory Fee                  0.55%                         0.60%
     Other Expenses                0.02%                         0.01%
     Total Expenses                0.57%                         0.61%


o We deduct a daily mortality and expense risk charge equivalent to an annual rate of up to 0.9% from the assets of the subaccounts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 MONTHLY CHARGES

o We deduct a sales charge from the Contract Fund in the amount of 1/2 of 1% of the primary annual premium.

o We reduce the Contract Fund by a guaranteed minimum death benefit risk charge of not more than $0.01 per $1,000 of the face amount of insurance.

o We reduce the Contract Fund by an administrative charge of up to $6 per Contract and up to $0.19 per $1,000 of face amount of insurance (currently, on a non-guaranteed basis, the $0.19 charge is decreased to $0.09 per $1,000); if the face amount of the Contract is less than $10,000, there is an additional charge of $0.30 per $1,000 of face amount.

o We deduct a charge for anticipated mortality. The maximum charge is based on the non-smoker/smoker 1980 CSO Tables.

o    If the Contract  includes riders, we deduct rider charges from the Contract
     Fund.

o If the rating class of the insured results in an extra charge, we will deduct that charge from the Contract Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          POSSIBLE ADDITIONAL CHARGES

o During the first 10 years, we will assess a contingent deferred sales charge if the Contract lapses or is surrendered. During the first five years, the maximum contingent deferred sales charge is 50% of the first year's primary annual premium. This charge is both subject to other important limitations and reduced for Contracts that have been inforce for more than five years.

o During the first 10 years, we will assess a contingent deferred administrative charge if the Contract lapses or is surrendered. During the first five years, this charge equals $5 per $1,000 of face amount. It begins to decline uniformly after the fifth Contract year so that it disappears on the 10th Contract anniversary.

o We assess an administrative processing charge of up to $15 for each withdrawal of excess cash surrender value.

--------------------------------------------------------------------------------

Because of the charges listed above, and in particular because of the significant charges deducted upon early surrender or lapse, you should purchase a Contract only if you intend to, and have the financial capability to, keep it for a substantial period.

PREMIUM PAYMENTS

Your Contract sets forth an annual Scheduled Premium, or one that is payable more frequently, such as monthly. Pruco Life guarantees that, if the Scheduled Premiums are paid when due (or if

                                       3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


missed premiums are paid later, with interest), the death benefit will be paid upon the death of the insured. Your Contract will not lapse even if investment experience is so unfavorable that the Contract Fund value drops to zero.

The amount of the Scheduled Premium depends on the Contract's face amount, the insured's sex (except where unisex rates apply) and age at issue, the insured's risk classification, the rate for taxes attributable to premiums, and the frequency of premium payments selected. Under certain low face amount Contracts issued on younger insureds, the payment of the Scheduled Premium may cause the Contract to be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 21.


LAPSE AND GUARANTEE AGAINST LAPSE

Pruco Life's PRUVIDER Variable APPRECIABLE LIFE Insurance Contract is a form of life insurance that provides much of the flexibility of variable universal life, with two important distinctions:

o Pruco Life guarantees that if the Scheduled Premiums are paid when due, or within the grace period (or missed premiums are paid later with interest), the Contract will not lapse and, at least, the face amount of insurance will be paid upon the death of the insured. This is true even if, because of unfavorable investment experience, the Contract Fund value should drop to zero.

o If all premiums are not paid when due (or not made up later), the Contract will still not lapse as long as the Contract Fund is higher than a stated amount set forth in a table in the Contract. This amount is called the "Tabular Contract Fund", and it increases each year. In later years it becomes quite high. The Contract lapses when the Contract Fund falls below this stated amount, rather than when it drops to zero. This means that, when a PRUvider Variable Appreciable Life Contract lapses, it may still have considerable value, and you may have a substantial incentive to reinstate it. If you choose not to reinstate, on the other hand, you may take the cash surrender value under several options.

REFUND

For a limited time, a Contract may be returned for a refund in accordance with the terms of its "free look" provision. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK", page 10.

                                   ----------

THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN YOUR BEST INTEREST. IN MOST CASES, IF YOU REQUIRE ADDITIONAL COVERAGE, THE BENEFITS OF YOUR EXISTING CONTRACT CAN BE PROTECTED BY PURCHASING ADDITIONAL INSURANCE OR A SUPPLEMENTAL CONTRACT. IF YOU ARE CONSIDERING REPLACING A CONTRACT, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING CONTRACT WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT A QUALIFIED TAX ADVISER.

THIS PROSPECTUS MAY ONLY BE OFFERED IN JURISDICTIONS IN WHICH THE OFFERING IS LAWFUL. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND ITS STATEMENT OF ADDITIONAL INFORMATION.

In the following pages of this prospectus we describe in much greater detail all of the provisions of the Contract. The description is preceded by two sets of tables. The first set provides, in condensed form, financial information about the portfolios of the Fund, beginning on the date each of them was first established. The second set shows what the cash surrender values and death benefits would be under a Contract issued on a hypothetical person, making certain assumptions. These tables show generally how the values under the Contract would vary, with different investment performances.


                                       4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF
                                    THE FUND

The tables that follow provide information about the annual investment income, capital appreciation and expenses of the two available portfolios of the Fund for each year, beginning with the year after the Fund was established. They are prepared on a per share basis and therefore provide useful information about the investment performance of each portfolio.

NOTE, HOWEVER, THAT THESE TABLES DO NOT TELL YOU HOW YOUR CONTRACT FUND WOULD HAVE CHANGED DURING THIS PERIOD BECAUSE THEY DO NOT REFLECT THE DEDUCTIONS FROM THE CONTRACT FUND OTHER THAN THE PORTFOLIO DEDUCTIONS.



                                       5
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                                         CONSERVATIVE BALANCED
                                                     ------------------------------------------------------------
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                     ------------------------------------------------------------
                                                        1998         1997         1996       1995(A)      1994(A)
                                                     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year ............      $  14.97     $  15.52     $  15.31     $  14.10     $  14.91
                                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................          0.66         0.76         0.66         0.63         0.53
Net realized and unrealized gains
  (losses) on investment ......................          1.05         1.26         1.24         1.78        (0.68)
                                                     --------     --------     --------     --------     --------
     Total from investment operations                    1.71         2.02         1.90         2.41        (0.15)
                                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........         (0.66)       (0.76)       (0.66)       (0.64)       (0.51)
Distributions from net realized gains .........         (0.94)       (1.81)       (1.03)       (0.56)       (0.15)
                                                     --------     --------     --------     --------     --------
     Total Distributions ......................         (1.60)       (2.57)       (1.69)       (1.20)       (0.66)
                                                     --------     --------     --------     --------     --------
Net Asset Value, end of year ..................      $  15.08     $  14.97     $  15.52     $  15.31     $  14.10
                                                     ========     ========     ========     ========     ========

TOTAL INVESTMENT RETURN:(B) ...................         11.74%       13.45%       12.63%       17.27%       (0.97%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions) .........      $4,796.0     $4,744.2     $4,478.8     $3,940.8     $3,501.1
Ratios to average net assets:
  Expenses ....................................          0.57%        0.56%        0.59%        0.58%        0.61%
  Net investment income .......................          4.19%        4.48%        4.13%        4.19%        3.61%
Portfolio turnover rate .......................           167%         295%         295%         201%         125%

(a)  Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED December 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                                            FLEXIBLE MANAGED
                                                     ------------------------------------------------------------
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                     ------------------------------------------------------------
                                                        1998         1997         1996       1995(A)      1994(a)
                                                     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year ............      $  17.28     $  17.79     $  17.86     $  15.50     $  16.96
                                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................          0.58         0.59         0.57         0.56         0.47
Net realized and unrealized gains
  (losses) on investment ......................          1.14         2.52         1.79         3.15        (1.02)
                                                     --------     --------     --------     --------     --------
     Total from investment operations                    1.72         3.11         2.36         3.71        (0.55)
                                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........         (0.59)       (0.58)       (0.58)       (0.56)       (0.45)
Distributions from net realized gains .........         (1.85)       (3.04)       (1.85)       (0.79)       (0.46)
                                                     --------     --------     --------     --------     --------
     Total Distributions ......................         (2.44)       (3.62)       (2.43)       (1.35)       (0.91)
                                                     --------     --------     --------     --------     --------
Net Asset Value, end of year ..................      $  16.56     $  17.28     $  17.79     $  17.86     $  15.50
                                                     ========     ========     ========     ========     ========

TOTAL INVESTMENT RETURN:(b) ...................         10.24%       17.96%       13.64%       24.13%       (3.16%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions) .........      $5,410.0     $5,490.1     $4,896.9     $4,261.2     $3,481.5
Ratios to average net assets:
  Expenses ....................................          0.61%        0.62%        0.64%        0.63%        0.66%
  Net investment income .......................          3.21%        3.02%        3.07%        3.30%        2.90%
Portfolio turnover rate .......................           138%         227%         233%         173%         124%

(a)  Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

             ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS
                            AND ACCUMULATED PREMIUMS


The following four tables show how a Contract's death benefit and cash surrender values change with the investment performance of the Account. They are "hypothetical" because they are based, in part, upon several assumptions which are described below. All four tables assume the following:

o a Contract of a given face amount bought by a 35 year old male, non-smoker, with no extra risks or substandard ratings, and no extra benefit riders added to the Contract.

o the Scheduled Premium is paid on each Contract anniversary, the deduction for taxes attributable to premiums is 3.25% and no loans are taken.

o the Contract fund has been invested in equal amounts in each of the two available portfolios of the Fund and no portion of the Contract Fund has been allocated to the fixed-rate option.

The first table (page T1) assumes a Contract with a $5,000 face amount has been purchased and the second table (page T2) assumes a Contract with a $20,000 face amount has been purchased. Both assume the current charges will continue for the indefinite future. The third and fourth tables (pages T3 and T4) are based upon the same assumptions except it is assumed the maximum contractual charges have been made from the beginning.

Finally, there are four assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other three assumptions are that investment performance will be at a uniform gross annual rate of 4%, 8% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and cash surrender values would be different from those shown if investment returns averaged 0%, 4%, 8% and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values change with investment experience.

The first column in the following four tables (pages T1 through T4) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the Scheduled Premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next four columns show the death benefit payable at the end of each of the years shown for the four different assumed investment returns. The last four columns show the cash surrender value payable at the end of each of the years shown for the four different assumed investment returns. The cash surrender values in the first 10 years reflect the surrender charges that would be deducted if the Contract were surrendered in those years.


A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the two portfolios of 0.59%, and the daily deduction from the Contract Fund of 0.9% per year. Thus, based on the above assumptions, gross investment returns of 0%, 4%, 8% and 12% are the equivalent of net investment returns of -1.49%, 2.51%, 6.51%, and 10.51%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.59% and will depend on which subaccounts are selected. The death benefits and cash surrender values shown reflect the deduction of all expenses and charges, including monthly charges, both from the Fund and under the Contract.


If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 35 year old man, may be useful for a 35 year old man but would be inaccurate if made for insureds of other ages or sex. Your Pruco Life representative can provide you with a hypothetical illustration for a person of your own age, sex, and rating class.

                                  ILLUSTRATIONS
                                  -------------

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED ISSUE AGE 35
                         $5,000 GUARANTEED DEATH BENEFIT
                           $173.70 ANNUAL PREMIUM (1)
                        USING CURRENT CONTRACTUAL CHARGES

                                            DEATH BENEFIT (2)                                     CASH SURRENDER VALUE (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  ASSUMING HYPOTHETICAL GROSS (AND NET)                ASSUMING HYPOTHETICAL GROSS (AND NET)
               PREMIUMS                ANNUAL INVESTMENT RETURN OF                         ANNUAL INVESTMENT RETURN OF
  END OF     ACCUMULATED   ---------------------------------------------------- ----------------------------------------------------
  POLICY    AT 4% INTEREST   0% GROSS     4% GROSS     8% GROSS     12% GROSS     0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR        PER YEAR    (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET) (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)
  ------    -------------- ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1          $   181        $5,003       $5,007      $ 5,011       $ 5,016         $  0       $    0      $     2       $     6
     2          $   369        $5,002       $5,013      $ 5,025       $ 5,036         $ 48       $   59      $    70       $    82
     3          $   564        $5,000       $5,019      $ 5,040       $ 5,063         $101       $  121      $   142       $   165
     4          $   767        $5,000       $5,024      $ 5,058       $ 5,096         $154       $  185      $   219       $   257
     5          $   978        $5,000       $5,028      $ 5,079       $ 5,136         $205       $  249      $   300       $   357
     6          $ 1,198        $5,000       $5,034      $ 5,105       $ 5,187         $268       $  330      $   401       $   483
     7          $ 1,427        $5,000       $5,039      $ 5,134       $ 5,248         $331       $  411      $   507       $   620
     8          $ 1,665        $5,000       $5,043      $ 5,167       $ 5,320         $392       $  494      $   618       $   771
     9          $ 1,912        $5,000       $5,047      $ 5,205       $ 5,404         $452       $  578      $   736       $   935
    10          $ 2,169        $5,000       $5,050      $ 5,248       $ 5,503         $511       $  663      $   861       $ 1,116
    15          $ 3,617        $5,000       $5,058      $ 5,544       $ 6,271         $721       $1,047      $ 1,532       $ 2,259
    20          $ 5,379        $5,000       $5,048      $ 6,027       $ 9,117         $882       $1,457      $ 2,436       $ 4,122
    25          $ 7,523        $5,000       $5,016      $ 6,983       $13,550         $970       $1,882      $ 3,643       $ 7,069
30 (Age 65)     $10,132        $5,000       $5,000      $ 8,747       $19,608         $940       $2,304      $ 5,202       $11,661
    35          $13,305        $5,000       $5,000      $10,721       $27,975         $700       $2,696      $ 7,157       $18,678
    40          $17,166        $5,000       $5,000      $12,973       $39,652         $ 52       $3,019      $ 9,560       $29,220
    45          $21,864        $5,000       $5,000      $15,607       $56,163         $  0       $3,189      $12,446       $44,788

(1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T1

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED ISSUE AGE 35
                        $20,000 GUARANTEED DEATH BENEFIT
                           $390.90 ANNUAL PREMIUM (1)
                        USING CURRENT CONTRACTUAL CHARGES

                                               DEATH BENEFIT (2)                                     CASH SURRENDER VALUE (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  ASSUMING HYPOTHETICAL GROSS (AND NET)                ASSUMING HYPOTHETICAL GROSS (AND NET)
              PREMIUMS                 ANNUAL INVESTMENT RETURN OF                         ANNUAL INVESTMENT RETURN OF
  END OF    ACCUMULATED    ---------------------------------------------------- ----------------------------------------------------
  POLICY   AT 4% INTEREST    0% GROSS     4% GROSS     8% GROSS     12% GROSS     0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR       PER YEAR     (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET) (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)
  ------   --------------  ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1         $   407        $20,012      $20,024      $20,036      $ 20,048       $   39      $    50      $    62      $     74
     2         $   829        $20,013      $20,046      $20,080      $ 20,115       $  243      $   276      $   310      $    345
     3         $ 1,269        $20,002      $20,065      $20,133      $ 20,204       $  442      $   506      $   573      $    644
     4         $ 1,726        $20,000      $20,082      $20,195      $ 20,317       $  636      $   739      $   852      $    974
     5         $ 2,202        $20,000      $20,095      $20,266      $ 20,457       $  833      $   986      $ 1,157      $  1,347
     6         $ 2,697        $20,000      $20,112      $20,357      $ 20,636       $1,084      $ 1,296      $ 1,540      $  1,820
     7         $ 3,211        $20,000      $20,128      $20,461      $ 20,853       $1,335      $ 1,617      $ 1,950      $  2,342
     8         $ 3,746        $20,000      $20,141      $20,579      $ 21,111       $1,582      $ 1,944      $ 2,383      $  2,914
     9         $ 4,302        $20,000      $20,152      $20,715      $ 21,416       $1,824      $ 2,276      $ 2,839      $  3,539
    10         $ 4,881        $20,000      $20,160      $20,867      $ 21,773       $2,060      $ 2,612      $ 3,319      $  4,225
    15         $ 8,140        $20,000      $20,164      $21,949      $ 24,589       $2,900      $ 4,119      $ 5,903      $  8,544
    20         $12,106        $20,000      $20,092      $23,738      $ 34,499       $3,549      $ 5,730      $ 9,376      $ 15,597
    25         $16,931        $20,000      $20,000      $26,860      $ 51,316       $3,900      $ 7,391      $14,013      $ 26,771
30 (Age 65)    $22,801        $20,000      $20,000      $33,679      $ 74,293       $3,775      $ 9,031      $20,028      $ 44,181
    35         $29,942        $20,000      $20,000      $41,307      $106,029       $2,801      $10,514      $27,578      $ 70,789
    40         $38,631        $20,000      $20,000      $50,014      $150,318       $  181      $11,630      $36,856      $110,771
    45         $49,203        $20,000      $20,000      $60,199      $212,938       $    0      $11,934      $48,007      $169,812

(1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.






                                       T2

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED ISSUE AGE 35
                         $5,000 GUARANTEED DEATH BENEFIT
                           $173.70 ANNUAL PREMIUM (1)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                            DEATH BENEFIT (2)                                     CASH SURRENDER VALUE (2)
                           ----------------------------------------------------  ---------------------------------------------------
                                  ASSUMING HYPOTHETICAL GROSS (AND NET)                ASSUMING HYPOTHETICAL GROSS (AND NET)
              PREMIUMS                 ANNUAL INVESTMENT RETURN OF                         ANNUAL INVESTMENT RETURN OF
  END OF    ACCUMULATED    ----------------------------------------------------  ---------------------------------------------------
  POLICY   AT 4% INTEREST    0% GROSS     4% GROSS     8% GROSS     12% GROSS     0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR       PER YEAR     (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)  -1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)
  ------   --------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------  ------------
     1         $   181         $5,000       $5,000      $ 5,004       $ 5,009         $  0       $    0       $    0       $     0
     2         $   369         $5,000       $5,000      $ 5,010       $ 5,022         $ 35       $   45       $   56       $    67
     3         $   564         $5,000       $5,000      $ 5,018       $ 5,040         $ 82       $  101       $  120       $   142
     4         $   767         $5,000       $5,000      $ 5,028       $ 5,063         $128       $  157       $  189       $   224
     5         $   978         $5,000       $5,000      $ 5,040       $ 5,093         $172       $  214       $  261       $   314
     6         $ 1,198         $5,000       $5,000      $ 5,054       $ 5,130         $228       $  285       $  350       $   426
     7         $ 1,427         $5,000       $5,000      $ 5,071       $ 5,174         $283       $  356       $  443       $   547
     8         $ 1,665         $5,000       $5,000      $ 5,090       $ 5,228         $336       $  428       $  541       $   679
     9         $ 1,912         $5,000       $5,000      $ 5,112       $ 5,291         $388       $  501       $  643       $   822
    10         $ 2,169         $5,000       $5,000      $ 5,137       $ 5,366         $439       $  574       $  750       $   979
    15         $ 3,617         $5,000       $5,000      $ 5,320       $ 5,954         $603       $  887       $1,309       $ 1,942
    20         $ 5,379         $5,000       $5,000      $ 5,627       $ 7,702         $713       $1,205       $2,037       $ 3,482
    25         $ 7,523         $5,000       $5,000      $ 6,110       $11,242         $742       $1,503       $2,975       $ 5,865
30 (Age 65)    $10,132         $5,000       $5,000      $ 7,022       $15,936         $635       $1,744       $4,176       $ 9,477
    35         $13,305         $5,000       $5,000      $ 8,452       $22,224         $284       $1,853       $5,643       $14,837
    40         $17,166         $5,000       $5,000      $10,014       $30,713         $  0       $1,672       $7,379       $22,633
    45         $21,864         $5,000       $5,000      $11,750       $42,268         $  0       $  767       $9,370       $33,708

(1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.





                                       T3

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED ISSUE AGE 35
                        $20,000 GUARANTEED DEATH BENEFIT
                           $390.90 ANNUAL PREMIUM (1)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                           DEATH BENEFIT (2)                                    CASH SURRENDER VALUE (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  ASSUMING HYPOTHETICAL GROSS (AND NET)                ASSUMING HYPOTHETICAL GROSS (AND NET)
              PREMIUMS                 ANNUAL INVESTMENT RETURN OF                         ANNUAL INVESTMENT RETURN OF
  END OF    ACCUMULATED    ---------------------------------------------------- ----------------------------------------------------
  POLICY   AT 4% INTEREST    0% GROSS     4% GROSS     8% GROSS     12% GROSS     0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR       PER YEAR     (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET) (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)
  ------   --------------  ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1         $   407        $20,000      $20,000      $20,009      $ 20,020       $   12       $   24      $    35      $     46
     2         $   829        $20,000      $20,000      $20,024      $ 20,057       $  191       $  222      $   253      $    286
     3         $ 1,269        $20,000      $20,000      $20,045      $ 20,111       $  364       $  423      $   485      $    551
     4         $ 1,726        $20,000      $20,000      $20,074      $ 20,186       $  533       $  628      $   731      $    843
     5         $ 2,202        $20,000      $20,000      $20,110      $ 20,284       $  705       $  844      $ 1,000      $  1,174
     6         $ 2,697        $20,000      $20,000      $20,154      $ 20,408       $  925       $1,117      $ 1,338      $  1,591
     7         $ 3,211        $20,000      $20,000      $20,208      $ 20,561       $1,145       $1,398      $ 1,697      $  2,050
     8         $ 3,746        $20,000      $20,000      $20,271      $ 20,746       $1,360       $1,683      $ 2,074      $  2,549
     9         $ 4,302        $20,000      $20,000      $20,345      $ 20,968       $1,569       $1,970      $ 2,469      $  3,092
    10         $ 4,881        $20,000      $20,000      $20,431      $ 21,232       $1,772       $2,260      $ 2,883      $  3,683
    15         $ 8,140        $20,000      $20,000      $21,070      $ 23,346       $2,433       $3,487      $ 5,024      $  7,300
    20         $12,106        $20,000      $20,000      $22,169      $ 28,945       $2,881       $4,725      $ 7,807      $ 13,086
    25         $16,931        $20,000      $20,000      $23,925      $ 42,300       $2,994       $5,874      $11,387      $ 22,068
30 (Age 65)    $22,801        $20,000      $20,000      $26,854      $ 60,009       $2,566       $6,774      $15,970      $ 35,686
    35         $29,942        $20,000      $20,000      $32,365      $ 83,731       $1,153       $7,105      $21,608      $ 55,902
    40         $38,631        $20,000      $20,000      $38,386      $115,758       $    0       $6,187      $28,287      $ 85,303
    45         $49,203        $20,000      $20,000      $45,078      $159,345       $    0       $2,146      $35,948      $127,073

(1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.







                                       T4

   GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE PRUVIDER
                      VARIABLE APPRECIABLE ACCOUNT AND THE
                                FIXED RATE OPTION


PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company ("Pruco Life", "us", or "we") is a stock life insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. Pruco Life is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as
"demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.

The plan of reorganization, which hasn't been developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally, the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including the types, amounts and issue years of their policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, while mutual fund customers and customers of the Company's subsidiaries, such as the Pruco Life insurance companies, would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contract owners of Prudential's subsidiaries.

As of December 31, 1998, Prudential has invested over $442 million in Pruco Life in connection with Pruco Life's organization and operation. Prudential may make additional capital contributions to Pruco Life as needed to enable it to meet its reserve requirements and expenses. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life's consolidated financial statements begin on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.

PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT


Pruco Life PRUvider Variable Appreciable Account was established on July 10, 1992 under Arizona law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life. Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Before making any such transfer, Pruco Life will consider any possible adverse impact the transfer might have on the Account.

The Account is a unit investment trust, which is a type of investment company. It is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). This does not involve any supervision by the SEC of the management, investment policies, or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life.

There are currently two subaccounts within the Account, one of which invests in the Conservative Balanced Portfolio and the other of which invests in the Flexible Managed Portfolio of the Fund. We may add additional subaccounts in the future. The Account's financial statements begin on page A1.

THE FIXED-RATE OPTION

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED-RATE OPTION UNDER THE CONTRACT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE FIXED-RATE OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS, AND PRUCO LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED-RATE OPTION. ANY INACCURATE OR MISLEADING DISCLOSURE REGARDING THE FIXED-RATE OPTION MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF FEDERAL SECURITIES LAWS.

You may choose to allocate, either initially or by transfer, all or part of your Contract Fund to the fixed-rate option. This amount becomes part of Pruco Life's general account. Pruco Life's general account consists of all assets owned by Pruco Life other than those in the Account and in other separate accounts that have been or may be established by Pruco Life. Subject to applicable law, Pruco Life has sole discretion over the investment of the general account assets. Contract owners do not share in the investment experience of those assets. Instead, Pruco Life guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life declares periodically. This rate may not be less than an effective annual rate of 4%.

Currently, the following steps are taken for crediting interest rates: (1) declared interest rates remain in effect from the date money is allocated to the fixed-rate option until the Monthly date in the same month in the following year (see CONTRACT DATE on page 13); thereafter, a new crediting rate will be declared each year and will remain in effect for the calendar year. Pruco Life reserves the right to change this practice. Pruco Life is not obligated to credit interest at a higher rate than 4%, although we may do so. Different crediting rates may be declared for different portions of the Contract Fund allocated to the fixed-rate option. At least annually and on request, you will be advised of the interest rates that currently apply to your Contract. The term Monthly Date means the day of each month that is the same as the Contract Date.

Transfers from the fixed-rate option are subject to strict limits. See Transfers, page 15. The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to six months. See When Proceeds Are Paid, page 19.


                    DETAILED INFORMATION FOR CONTRACT OWNERS


REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Generally, the Contract may be issued on insureds below the age of 76. You may apply for a minimum initial guaranteed death benefit of $5,000; the maximum you may apply for is $25,000. Proposed insureds, 21 years of age or less, may apply for a minimum initial guaranteed death benefit of $10,000. Before issuing any Contract, Pruco Life requires evidence of insurability, which may include a medical examination. Non-smokers who meet preferred underwriting requirements are offered the most favorable premium rate. Pruco Life charges a higher premium if an extra mortality risk is involved. These are the current underwriting requirements. We reserve the right to change these requirements on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires and if you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience.

CONTRACT FEES AND CHARGES

This section provides a more detailed description of each charge that is described briefly in the chart on page 2.

In several instances we use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that we are now charging. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

A  Contract  owner  may add  several  "riders"  to the  Contract  which  provide additional benefits and are charged for separately. The statement and description of charges that follows assumes there are no riders to the Contract.

DEDUCTIONS FROM PREMIUMS


(a) Pruco Life deducts a charge for taxes attributable to premiums from each premium payment. That charge is currently made up of two parts. The first part is a charge for state and local premium-based taxes. The tax rate varies from state to state, generally ranging from 0.75% to 5% (but in some instances may exceed 5%) of the premium received by Pruco Life. The amount charged may be more than Pruco Life actually pays. The second part is a charge for federal income taxes measured by premiums, equal to 1.25% of the premium. We believe that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1998, 1997, and 1996, we received a total of approximately $1,571,427, $1,668,969, and $2,187,535, respectively, in charges for taxes attributable to premiums.

(b) Pruco Life deducts a charge of $2 from each premium payment to cover the cost of collecting and processing premiums. Thus, if you pay premiums annually, this charge will be $2 per year. If you pay premiums monthly, the charge will be $24 per year. If you pay premiums more frequently, for example under a payroll deduction plan with your employer, the charge may be more than $24 per year. During 1998, 1997, and 1996, we received a total of approximately $1,244,849, $1,239,689, and $1,155,021, respectively, in processing charges.


Deductions from Portfolios

Pruco Life deducts an investment advisory fee daily from each portfolio at a rate, on an annualized basis, of 0.55% for the Conservative Balanced Portfolio and 0.60% for the Flexible Managed Portfolio.

We pay expenses incurred in conducting the investment operations of the portfolios (such as investment advisory fees, custodian fees and preparation and distribution of annual reports) out of the portfolio's income. These expenses also vary by portfolio. The total expenses of each portfolio for the year 1998, expressed as a percentage of the average assets during the year, are as follows:


--------------------------------------------------------------------------------
                                  ADVISORY            OTHER            TOTAL
                PORTFOLIO           FEE             EXPENSES          EXPENSES
--------------------------------------------------------------------------------
Conservative Balanced               0.55%              0.02%           0.57%
Flexible Managed                    0.60%              0.01%           0.61%
--------------------------------------------------------------------------------


MONTHLY DEDUCTIONS FROM CONTRACT FUND

Pruco Life deducts the following monthly charges proportionately from the dollar amounts held in each of the chosen investment option[s].

(a) Pruco Life deducts a sales charge, often called a "sales load", to pay part of the costs of selling the Contracts, including commissions, advertising, and the printing and distribution of prospectuses and sales literature. The charge is equal to 0.5% of the "primary annual premium." The primary annual premium is equal to the Scheduled Premium that would be payable if premiums were being paid annually, less the two deductions from premiums (taxes attributable to premiums and the $2 processing charge), and less the $6 part of the monthly deduction described in (c) below, the $0.30 per $1,000 of face amount for Contracts with a face amount of less than $10,000, and any extra premiums for riders or substandard risks. The sales load is charged whether the Contract owner is paying premiums annually or more frequently. It is lower on Contracts issued on insureds over 60 years of age. To summarize, for most Contracts, this charge is somewhat less than 6% of the annual Scheduled Premium.


There is a second sales load, which will be charged only if a Contract lapses or is surrendered before the end of the 10th Contract year. It is often described as a contingent deferred sales load ("CDSL") and is described later under SURRENDER OR WITHDRAWAL CHARGES, page 13. During 1998, 1997, and 1996, we received a total of approximately $3,192,589, $3,998,082, and $3,685,080, respectively, in sales load charges.

(b) Pruco Life deducts a charge of not more than $0.01 per $1000 of face amount of insurance to compensate for the risk we assume in guaranteeing that, no matter how unfavorable investment experience may be, the death benefit will never be less than the guaranteed minimum death benefit, so long as Scheduled Premiums are paid on or before the due date or during the grace period. This charge will not be made if the Contract has been continued inforce pursuant to an option on lapse. During 1998, 1997, and 1996, we received a total of approximately $153,083, $158,412, and $147,942, respectively, for this risk charge.

(c) Pruco Life deducts an administrative charge of $6 plus up to $0.19 per $1,000 of face amount of insurance. Currently, on a non-guaranteed basis, this charge is reduced from $0.19 to $0.09 per $1,000. The charge is intended to pay for processing claims, keeping records, and communicating with Contract owners. If premiums are paid by automatic transfer under the Pru-Matic Plan, as described on page 14, the current charge is further reduced to $0.07 per $1,000 of face amount. There is an additional charge of $0.30 per $1,000 of face amount if the face amount of the Contract is less than $10,000. This monthly administrative charge will not be made if the Contract has been continued inforce pursuant to an option on lapse. During 1998, 1997, and 1996, we received a total of approximately $8,434,299, $8,726,448, and $8,169,343, respectively, in monthly administrative charges.


(d) Pruco Life deducts a mortality charge that is intended to be used to pay death benefits. When an insured dies, the amount payable to the beneficiary is larger than the Contract Fund and significantly larger if the insured dies in the early years of a Contract. The mortality charges collected from all Contract owners enable us to pay the death benefit for the few insureds who die. We determine the maximum mortality charge by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit, computed as if there were neither riders nor Contract debt, exceeds the Contract Fund) by a rate based upon the insured's current attained age and sex (except where unisex rates apply) and the anticipated mortality for that class of persons. The anticipated mortality is based upon mortality tables published by The National Association of Insurance Commissioners called the Non-Smoker/Smoker 1980 CSO Tables. We may determine that a lesser amount than that called for by these mortality tables will be adequate for insureds of particular ages and may thus make a lower mortality charge for such persons. Any lower current mortality charges are not applicable to Contracts inforce pursuant to an option on lapse. See LAPSE AND REINSTATEMENT, page 17.

(e) If a  rider  is  added  to the  basic  Contract,  or if an  insured  is in a substandard risk classification (for example, a person in a hazardous occupation), we increase the Scheduled Premium and deduct additional charges monthly.

(f) Pruco Life may deduct a charge to cover federal, state or local taxes (other than "taxes attributable to premiums" described above) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made. We will review the question of a charge to the Account for company federal income taxes periodically. We may make such a charge in future years for any federal income taxes that would be attributable to the Account.

Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.

DAILY DEDUCTION FROM THE CONTRACT FUND


Each day Pruco Life deducts a charge from the assets of each of the subaccounts in an amount equivalent to an effective annual rate of up to 0.9%. This charge is intended to compensate us for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than we estimated when we determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than we estimated in fixing our administrative charges. This charge is not assessed against amounts allocated to the fixed-rate option. During 1998, 1997, and 1996, we received a total of approximately $2,044,132, $1,776,910, and $1,391,951, respectively, in mortality and expense risk charges.

SURRENDER OR WITHDRAWAL CHARGES


(a) Pruco Life charges an additional contingent deferred sales load (the CDSL) if a Contract lapses or is surrendered during the first 10 Contract years. No such charge is applicable to the death benefit, no matter when it may become payable. The maximum contingent deferred charge is equal to 50% of the first year's primary annual premium upon Contracts that lapse or are surrendered during the first five Contract years. That percentage is reduced uniformly on a daily basis starting from the Contract's fifth anniversary until it disappears on the 10th anniversary. Other important limitations apply. They are described more fully in the statement of additional information. The amount of this charge can be more easily understood by reference to the following table which shows the sales loads that would be paid by a 35 year old man with $20,000 face amount of insurance, both through the monthly deductions from the Contract Fund described above and upon the surrender of the Contract.


---------------------------------------------------------------------------------------------------------------


                                                                                                 CUMULATIVE
SURRENDER,       CUMULATIVE            CUMULATIVE            CONTINGENT      TOTAL SALES    TOTAL SALES LOAD AS
LAST DAY OF   SCHEDULED PREMIUMS   SALES LOAD DEDUCTED     DEFERRED SALES       LOAD                PER-
YEAR NO.            PAID            FROM CONTRACT FUND          LOAD*                       CENTAGE OF SCHEDULED
                                                                                                PREMIUMS PAID**
---------------------------------------------------------------------------------------------------------------
          1        $ 390.90             $ 18.24                $ 87.22          $105.46              26.98%
          2          781.80               36.48                 104.16           140.64              17.99%
          3        1,172.70               54.72                 121.10           175.82              14.99%
          4        1,563.60               72.96                 138.04           211.00              13.49%
          5        1,954.50               91.20                 146.55           237.75              12.16%
          6        2,345.40              109.44                 121.80           231.24               9.86%
          7        2,736.30              127.68                  91.40           219.08               8.01%
          8        3,127.20              145.92                  60.80           206.72               6.61%
          9        3,518.10              164.16                  30.40           194.56               5.53%
         10        3,909.00              182.40                   0.00           182.40               4.67%
---------------------------------------------------------------------------------------------------------------

* The maximum CDSL is $152.20 for years one through five; $121.80 for year six; $91.40 for year seven; $60.80 for year eight; $30.40 for year nine; and zero for year 10.

** The percentages shown in the last column will not be appreciably different for insureds of different ages.

(b) Pruco Life deducts an administrative charge of $5 per $1,000 of face amount of insurance upon lapse or surrender to cover the cost of processing applications, conducting medical examinations, determining insurability and the insured's rating class, and establishing records. However, this charge is reduced beginning on the Contract's fifth anniversary and declines daily at a constant rate until it disappears entirely on the 10th Contract anniversary. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, we deduct a proportionate amount of the charge from the Contract Fund. During 1998, 1997, and 1996, we received a total of approximately $222,698, $295,205, and $269,611, respectively, for surrendered or lapsed Contracts. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 21.


TRANSACTION CHARGES

Pruco Life will make an administrative processing charge equal to the lesser of $15 or 2% of the amount withdrawn in connection with each withdrawal of excess cash surrender value of a Contract. This charge is described in more detail in the statement of additional information.

CONTRACT DATE

When the first premium payment is paid with the application for a Contract, the Contract Date will ordinarily be the later of the date of the application date and the medical examination date. In most cases no medical examination will be necessary. If the first premium is not paid with the application, the Contract Date will ordinarily be the date the first premium is paid and the Contract is delivered. It may be advantageous for a Contract owner to have an earlier Contract Date when that will result in Pruco Life using a lower issue age in determining the Scheduled Premium amount. Pruco Life will permit a Contract to be back-dated but only to a date not earlier than six months prior to the date of the application. Pruco Life will require the payment of all premiums that would have been due had the application date coincided with the back-dated Contract Date. The death benefit and cash surrender value under the Contract will be equal to what they would have been had the Contract been issued on the Contract Date, all Scheduled Premiums been received on their due dates, and all Contract charges been made.

PREMIUMS

The Contract provides for a Scheduled Premium which, if paid when due or within a 61 day grace period, ensures that the Contract will not lapse. If you pay premiums other than on a monthly basis, you will receive a notice that a premium is due about three weeks before each due date. If you pay premiums monthly, you will receive a book each year with 12 coupons that will serve as a reminder. With Pruco Life's consent, you may change the frequency of premium payments.

You may elect to have monthly premiums paid automatically under the "Pru-Matic Premium Plan" by pre-authorized transfers from a bank checking account. If you select the Pru-Matic Premium Plan, one of the current monthly charges will be reduced. See MONTHLY DEDUCTIONS FROM CONTRACT FUND, page 11. Some Contract owners may also be eligible to have monthly premiums paid by pre-authorized deductions from an employer's payroll.

The following table shows, for two face amounts, representative preferred and standard annual premium amounts under Contracts issued on insureds who are not substandard risks. These premiums do not reflect any additional riders or supplementary benefits.


--------------------------------------------------------------------------------
                     $10,000 FACE AMOUNT                $20,000 FACE AMOUNT
                   -------------------------------------------------------------
                   PREFERRED     STANDARD           PREFERRED      STANDARD
--------------------------------------------------------------------------------
 Male, age 35       $233.70       $274.01            $390.90       $ 471.52
   at issue
--------------------------------------------------------------------------------
Female, age 45      $278.04       $308.53            $479.59       $ 540.57
   at issue
--------------------------------------------------------------------------------
 Male, age 55       $450.96       $562.17            $825.43       $1047.86
   at issue
--------------------------------------------------------------------------------


The following table compares annual and monthly premiums for insureds who are in the preferred rating class. Note that in these examples the sum of 12 monthly premiums for a particular Contract is approximately 110% to 116% of the annual Scheduled Premium for that Contract.

--------------------------------------------------------------------------------
                     $10,000 FACE AMOUNT              $20,000 FACE AMOUNT
                   -------------------------------------------------------------
                     MONTHLY       ANNUAL             MONTHLY        ANNUAL
--------------------------------------------------------------------------------
  Male, age 35       $22.43       $233.70             $36.59        $390.90
   at issue
--------------------------------------------------------------------------------

Female, age 45       $26.46       $278.04             $44.65        $479.59
   at issue
--------------------------------------------------------------------------------

 Male, age 55        $41.96       $450.96             $75.66        $825.43
   at issue
--------------------------------------------------------------------------------


A significant feature of this Contract is that it permits you to pay greater than Scheduled Premiums. You may make unscheduled premium payments occasionally or on a periodic basis. If you wish, you may select a higher contemplated premium than the Scheduled Premium. Pruco Life will then bill you for the chosen premium. In general, the regular payment of higher premiums will result in higher cash surrender values and higher death benefits. Conversely, a Scheduled Premium payment does not need to be made if the Contract Fund is large enough to enable the charges due under the Contract to be made without causing the Contract to lapse. SEE LAPSE AND

REINSTATEMENT, page 17. The payment of premiums in excess of Scheduled Premiums may cause the Contract to become a Modified Endowment Contract for federal income tax purposes. If this happens, loans and other distributions which would otherwise not be taxable events may be subject to federal income taxation. See TAX TREATMENT OF CONTRACT BENEFITS, page 21.

Pruco Life will generally accept any premium payment of at least $25. Pruco Life reserves the right to limit unscheduled premiums to a total of $5,000 in any Contract year, and to refuse to accept premiums that would immediately result in more than a dollar-for-dollar increase in the death benefit. See How a Contract's Death Benefit Will Vary, page 16. The privilege of making large or additional premium payments offers a way of investing amounts which accumulate without current income taxation, but again, there are tax consequences if the Contract becomes a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 21.

ALLOCATION OF PREMIUMS

On the Contract Date, Pruco Life deducts a $2 processing charge and the charge for taxes attributable to premiums from the initial premium, and deducts the first monthly charges. The remainder of the initial premium is allocated on the Contract Date among the subaccount[s] or the fixed-rate option according to the allocation you specified in the application form. The invested portion of any part of the initial premium in excess of the Scheduled Premium is generally placed in the selected investment option[s] on the date of receipt at a Home Office, but not earlier than the Contract Date. If Pruco Life receives the initial premium prior to the Contract Date, there will be a period during which it will not be invested. Each subsequent premium payment, after the deductions from premiums, will be invested as of the end of the valuation period when received at a Home Office in accordance with the allocation previously designated. A valuation period is the period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios are calculated, which is generally 4:15 p.m. Eastern time on each day during which the New York Stock Exchange is open. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office. You may also change the way in which subsequent premiums are allocated by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer system. There is no charge for reallocating future premiums. If any part of the invested portion of a premium is allocated to a particular investment option, that portion must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33 1/3% cannot. Of course, the total allocation of all selected investment options must equal 100%.

TRANSFERS

If the Contract is not in default, or if the Contract is inforce as variable reduced paid-up insurance (see LAPSE AND REINSTATEMENT, page 17), you may, up to four times in each Contract year, transfer amounts from one subaccount to the other subaccount or to the fixed-rate option. Currently, you may make additional transfers with our consent without charge. All or a portion of the amount credited to a subaccount may be transferred.

In addition, the total amount credited to a Contract held in the subaccounts may be transferred to the fixed-rate option at any time during the first two Contract years. If you wish to convert your variable Contract to a fixed-benefit Contract in this manner, you must request a complete transfer of funds to the fixed-rate option and change your allocation instructions regarding any future premiums.

Transfers between subaccounts will take effect as of the end of the valuation period (usually the business day) in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $1,000 from one subaccount to the other, or may be in terms of a percentage reallocation between subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, if you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on Contracts that are assigned, depending on the terms of the assignment. We will use reasonable procedures, such as asking you for certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. Pruco Life will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Transfers from the fixed-rate option to the subaccounts are currently permitted once each Contract year and only during the 30-day period beginning on the Contract anniversary. The maximum amount which may be transferred out of the fixed-rate option each year is currently the greater of: (a) 25% of the amount in the fixed-rate option, or (b) $2,000. Such transfer requests received prior to the Contract anniversary will be effective on the Contract anniversary. Transfer requests received within the 30-day period beginning on the Contract anniversary will be effective as of the end of the valuation period in which a proper transfer request is received at a Home Office. Pruco Life may change these limits in the future.

HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE

As explained earlier, after the 10th Contract year, there will no longer be a surrender charge and, if there is no Contract loan, the cash surrender value will be equal to the Contract Fund. This section, therefore, also describes how the cash surrender value of the Contract will change with investment experience.

On the Contract Date, the Contract Fund value is the initial premium less the deductions from premiums and the first monthly deductions. See Contract Fees and Charges, page 11. This amount is placed in the subaccounts you choose and/or the fixed rate option. Thereafter, the Contract Fund value changes daily, reflecting increases or decreases in the value of the subaccount assets, and interest credited on any amounts allocated to the fixed-rate option. It is also reduced by the daily asset charge for mortality and expense risks assessed against the subaccounts. The Contract Fund value also increases to reflect the receipt of additional premium payments and is decreased by the monthly deductions.

A Contract's cash surrender value on any date will be the Contract Fund value reduced by the withdrawal charges, if any, and by any Contract debt. Upon request, Pruco Life will tell you the cash surrender value of your Contract. It is possible, although highly unlikely, that the cash surrender value of a Contract could decline to zero because of unfavorable investment performance, even if you continue to pay Scheduled Premiums when due.


The tables on pages T1 through T4 of this prospectus (immediately following page
8) illustrate what the death benefit and cash surrender values would be for a representative Contract, assuming uniform hypothetical investment results in the selected portfolio[s], and also provide information about the aggregate premiums payable under the Contract.


HOW A CONTRACT'S DEATH BENEFIT WILL VARY

The death benefit will change with investment experience. The precise way in which that will occur is complicated and is described in the statement of additional information. In general, and assuming the optional paid-up benefit is not in effect (see Paid-Up Insurance Option on page 18), if the net investment performance is 4% per year or higher and Scheduled Premiums are paid when due, the death benefit will increase. If the net investment performance is below 4%, the death benefit will decrease, but Pruco Life guarantees that it will not decrease below the face amount of insurance. Any unfavorable experience must be offset by favorable experience, however, before the death benefit begins to increase again.

If the Contract is kept inforce for several years and if investment performance is relatively favorable, the Contract Fund value may grow to the point where the death benefit must be increased to comply with certain provisions of the Internal Revenue Code, which require that the death benefit always be greater than the Contract Fund value. The required difference between the death benefit and Contract Fund value is higher at younger ages than at older ages. A precise description is in the statement of additional information.

CONTRACT LOANS

You may borrow from Pruco Life up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value is equal to (1) 90% of an amount equal to the portion of the Contract Fund value attributable to the subaccounts and to any prior loan[s] supported by the subaccounts, minus the portion of any charges attributable to the subaccounts that would be payable upon an immediate surrender; plus (2) 100% of an amount equal to the portion of the Contract Fund value attributable to the fixed-rate option and to any prior loan[s] supported by the fixed-rate option, minus the portion of any charges attributable to the fixed-rate option that would be payable upon an immediate surrender. The minimum amount that may be borrowed at any one time is $200 unless the proceeds are used to pay premiums on the Contract.

Interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The Contract debt is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt exceeds what the cash surrender value would be if there were no Contract debt, Pruco Life will notify you of its intent to terminate the Contract in 61 days, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract inforce for a limited time. If you fail to keep the Contract inforce, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS, page 21, and LAPSE AND REINSTATEMENT, page 17.

When a loan is made, an amount equal to the loan proceeds (the "loan amount") is transferred out of the subaccounts and/or the fixed-rate option, as applicable. The reduction will normally be made in the same proportions as the value in each subaccount and the fixed-rate option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund but it will be credited with the assumed rate of return of 4% rather than with the actual rate of return of the subaccount[s] or fixed-rate option.

A loan will not affect the amount of the premiums due. Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, any Contract debt will be deducted from the death benefit or the cash surrender value.

A loan will have an effect on a Contract's cash surrender value and may have an effect on the death benefit, even if the loan is fully repaid, because the investment results of the selected options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. A loan that is repaid will not have any effect upon the guaranteed minimum death benefit.


Consider the Contract issued on a 35 year old male insured illustrated in the table on page T2 with an 8% gross investment return. Assume a $1,500 loan was made under this Contract at the end of Contract year eight and repaid at the end of Contract year 10 and loan interest was paid when due. Upon repayment, the cash surrender value would be $3,242.58. This amount is lower than the cash surrender value shown on that page for the end of Contract year 10 because the loan amount was credited with the 4% assumed rate of return rather than the 6.51% net return for the designated subaccount[s] resulting from the 8% gross return in the underlying Fund. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See TAX TREATMENT OF CONTRACT BENEFITS, page 21.


SURRENDER OF A CONTRACT

You may surrender a Contract, in whole or in part, for its cash surrender value while the insured is living. To surrender a Contract, in whole or in part, you must deliver or mail it, together with a written request in a form that meets Pruco Life's needs, to a Home Office. The cash surrender value of a surrendered or partially surrendered Contract (taking into account the deferred sales and administrative charges, if any) will be determined as of the end of the valuation period in which such a request is received in a Home Office. Surrender of all or part of a Contract may have tax consequences. See Tax Treatment of Contract Benefits, page 21.

LAPSE AND REINSTATEMENT

As explained earlier, if Scheduled Premiums are paid on or before each due date, or within the grace period after each due date, and there are no withdrawals or outstanding loans, a Contract will remain inforce even if the investment results of that Contract's variable investment option[s] have been so unfavorable that the Contract Fund has decreased to zero.

In addition, even if a Scheduled Premium is not paid, the Contract will remain inforce as long as the Contract Fund on any Monthly Date is equal to or greater than the Tabular Contract Fund Value on the following Monthly Date. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains inforce.) This could occur because of such factors as favorable investment experience, deduction of current rather than maximum charges, or the previous payment of greater than Scheduled Premiums.

However, if a Scheduled Premium is not paid, and the Contract Fund is insufficient to keep the Contract inforce, the Contract will go into default. Should this happen, Pruco Life will send the Contract owner a notice of default setting forth the payment necessary to keep the Contract inforce on a premium paying basis. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 21.

A Contract that has lapsed may be reinstated within five years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life requires renewed evidence of insurability, and submission of certain payments due under the Contract.

If your Contract does lapse, it will still provide some benefits. You can receive the cash surrender value by making a request of Pruco Life prior to the end of the 61 day grace period. You may also choose one of the three forms of insurance described below for which no further premiums are payable.

FIXED EXTENDED TERM INSURANCE

The amount of insurance that would have been paid on the date of default will continue for a stated period of time. You will be told in writing how long that will be. The insurance amount will not change. There will be a diminishing cash surrender value but no loan value. Extended term insurance is not available to insureds in high risk classifications or under Contracts issued in connection with tax-qualified pension plans.

FIXED REDUCED PAID-UP INSURANCE

This insurance continues for the lifetime of the insured but at an insurance amount that is generally lower than that provided by fixed extended term insurance. It will decrease only if you take a Contract loan. Upon request, we will tell you what the amount of insurance will be. Fixed paid-up insurance has a cash surrender value and a loan value. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 21.

VARIABLE REDUCED PAID-UP INSURANCE

This is similar to fixed paid-up insurance and will initially be in the same amount. The Contract Fund will continue to vary to reflect the experience of the subaccounts and/or the fixed rate option. There will be a new guaranteed minimum death benefit. Loans will be available subject to the same rules that apply to premium-paying Contracts.

Variable reduced paid-up insurance is the automatic option provided upon lapse only if the amount of variable reduced paid-up insurance is at least as great as the amount of fixed extended term insurance which would have been provided upon lapse. In addition, variable reduced paid-up insurance will be available only if the insured is not in one of the high risk rating classes for which Pruco Life does not offer fixed extended term insurance. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 21.

WHAT HAPPENS IF NO REQUEST IS MADE?

Except in the two situations that follow, if no request is made the "automatic option" will be fixed extended term insurance. If fixed extended term insurance is not available to the insured, then fixed reduced paid-up insurance will be provided. However, if variable reduced paid-up insurance is available and the amount is at least as great as the amount of fixed extended term insurance, then the automatic option will be variable reduced paid-up insurance. This could occur if the Contract lapses and there is a Contract debt outstanding.

PAID-UP INSURANCE OPTION

In certain circumstances you may elect to stop paying premiums and to have guaranteed insurance coverage for the lifetime of the insured. This benefit is available only if the following conditions are met: (1) the Contract is not in default; (2) Pruco Life is not paying premiums in accordance with any payment of premium benefit that may be included in the Contract; and (3) the Contract Fund is sufficiently large so that the calculated guaranteed paid-up insurance amount is at least equal to the face amount of insurance plus the excess, if any, of the Contract Fund over the Tabular Contract Fund. The amount of guaranteed paid-up insurance coverage may be greater. It will be equal to the difference between the Contract Fund and the present value of future monthly charges from the Contract Fund (other than charges for anticipated mortality costs and for payment of premium riders) multiplied by the attained age factor. This option will generally be available only when the Contract has been inforce for many years and the Contract Fund has grown because of favorable investment experience or the payment of unscheduled premiums or both. Once the paid-up insurance option is exercised, the actual death benefit is equal to the greater of the guaranteed paid-up insurance amount and the Contract Fund multiplied by the attained age factor.

Upon request, Pruco Life will tell you the amount needed to pay up the Contract and to guarantee the paid-up insurance amount as long as a payment equal to or greater than this amount is received within two weeks of the date it was quoted. There is no guarantee if the payment is received within the two week period and is less than the quoted amount or if the payment is received outside the two week period. In that case, Pruco Life will add the payment to the Contract Fund and recalculate the guaranteed paid-up insurance amount. If the guaranteed paid-up insurance amount is equal to or greater than the face amount, the paid-up request will be processed. If the guaranteed paid-up insurance amount calculated is below the face amount, you will be notified that the amount is insufficient to process the request. In some cases, the quoted amount, if paid, would increase the death benefit by more than it increases the Contract Fund. In these situations, underwriting might be required to accept the premium payment and to process the paid-up request. Pruco Life reserves the right to change this procedure in the future. After the first Contract year, you must make a proper written request for the Contract to become fully paid-up and send the Contract to a Home Office to be endorsed. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 21. A Contract in effect under a paid-up insurance option will have cash surrender and loan values.

REDUCED PAID-UP INSURANCE OPTION

Like the paid-up insurance option, reduced paid-up insurance provides the insured with lifetime insurance coverage without the payment of additional premiums. However, reduced paid-up insurance provides insurance coverage which is generally lower than the death benefit of the Contract. Reduced paid-up insurance is based upon a Contract's current net cash value and can be requested at any time. This option is available only when the Contract is not in default and Pruco Life is not paying any premiums in accordance with any payment of premium benefit that may be included in the Contract. In order to receive reduced paid-up insurance, a Contract owner must make a proper written request, and Pruco Life may request that the owner send the Contract to a Home Office to be endorsed. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 21.

WHEN PROCEEDS ARE PAID

Pruco Life will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within seven days after all the documents required for such payment are received at a Home Office. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. Pruco Life may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the sale or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

With respect to the amount of any cash surrender value allocated to the fixed-rate option, and with respect to a Contract inforce as fixed reduced paid-up insurance or as extended term insurance, Pruco Life expects to pay the cash surrender value promptly upon request. However, Pruco Life has the right to delay payment of such cash surrender value for up to six months (or a shorter period if required by applicable law). Pruco Life will pay interest of at least 3% a year if it delays such a payment for more than 30 days (or a shorter period if required by applicable law).

LIVING NEEDS BENEFIT

You may elect to add the LIVING NEEDS BENEFITSM to your Contract at issue. The benefit may vary by state. It can generally be added only when the aggregate face amounts of the insured's eligible contracts equal $50,000 or more. There is no charge for adding the benefit to the Contract. However, an administrative charge (not to exceed $150) will be made at the time the LIVING NEEDS BENEFIT is paid.

Subject to state regulatory approval, the LIVING NEEDS BENEFIT allows you to elect to receive an accelerated payment of all or part of the Contract's death benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted death benefit will always be less than the death benefit, but will generally be greater than the Contract's cash surrender value. One or both of the following options may be available. A Pruco Life representative should be consulted as to whether additional options may be available.

TERMINAL ILLNESS OPTION

This option is available if the insured is diagnosed as terminally ill with a life expectancy of six months or less. When you provide satisfactory evidence, Pruco Life will provide an accelerated payment of the portion of the death benefit you select as a LIVING NEEDS BENEFIT. The Contract owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

NURSING HOME OPTION

This option is available after the insured has been confined to an eligible nursing home for six months or more. When you provide satisfactory evidence, including certification by a licensed physician, that the insured is expected to remain in the nursing home until death, Pruco Life will provide an accelerated payment of the portion of the death benefit you select as a LIVING NEEDS BENEFIT. The Contract owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than two), depending upon the age of the insured. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

All or part of the Contract's death benefit may be accelerated under the LIVING NEEDS BENEFIT. If the benefit is only partially accelerated, a death benefit of at least $25,000 must remain under the Contract. Pruco Life reserves the right to determine the minimum amount that may be accelerated.

No benefit will be payable if the Contract owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit. Pruco Life can furnish details about the amount of LIVING NEEDS BENEFIT that is available to an eligible Contract owner, and the adjusted premium payments that would be in effect if less than the entire death benefit is accelerated.

You should consider whether adding this settlement option is appropriate in your given situation. Adding the LIVING NEEDS BENEFIT to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related policies, the LIVING NEEDS BENEFIT is excluded from income if the insured is terminally ill or chronically ill as defined by the tax law (although the exclusion in the latter case may be limited). You should consult a qualified tax adviser before electing to receive this benefit. Receipt of a LIVING NEEDS BENEFIT payment may also affect your eligibility for certain government benefits or entitlements.

VOTING RIGHTS

As explained earlier, all of the assets held in the subaccounts will be invested in shares of the corresponding portfolios of the Fund. Pruco Life is the legal owner of those shares and has the right to vote on any matter voted on at Fund shareholders meetings. However, Pruco Life will vote the shares of the Fund in accordance with voting instructions received from Contract owners at any regular and special shareholders meetings. The Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life, will be voted in the same proportion as shares in the respective portfolios for which instructions are received. If the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life to vote shares of the Fund in its own right, it may elect to do so.

Matters on which Contract owners may give voting instructions including the following: (1) election of the Board of Directors of the Fund; (2) ratification of the independent accountant of the Fund; (3) approval of the investment advisory agreement for a portfolio of the Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of shares in a portfolio for which a Contract owner may give instructions is determined by dividing the portion of your Contract Fund attributable to the portfolio, by the value of one share of the portfolio. The number of votes for which each Contract owner may give Pruco Life instructions will be determined as of the record date chosen by the Board of Directors of the Fund. Pruco Life will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Fund's portfolios, or to approve or disapprove an investment advisory contract for the Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Fund's portfolios, provided that Pruco Life reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is inforce as fixed extended term insurance or fixed reduced paid-up insurance), Pruco Life will send you a statement that provides certain information pertinent to your own Contract. The statement shows all transactions during the year that affected the value of your Contract Fund, including monthly changes attributable to investment experience. The statement will also show the current death benefit, cash surrender value, and loan values of your Contract. On request, you will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

You will also receive, usually at the end of February, an annual report of the operations of the Fund. That report will list the investments held in both portfolios and include audited financial statements for the Fund. A semi-annual report with similar unaudited information will be sent to you, usually at the end of August.

TAX TREATMENT OF CONTRACT BENEFITS

We urge each prospective purchaser to consult a qualified tax adviser. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Current federal income tax laws and regulations or interpretations may change. A more detailed discussion of what follows is contained in the statement of additional information.

TREATMENT AS LIFE INSURANCE


We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:


     o You will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract.

     o    The Contract's death benefit will be tax free to your beneficiary.


Although we believe the Contract should qualify as "life insurance" for federal tax purposes, there are uncertainties, particularly because the Secretary of the Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we have reserved the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to ensure that the Contract will continue to qualify as life insurance.


PRE-DEATH DISTRIBUTIONS

The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

If the Contract is not classified as a Modified Endowment Contract, you generally will not be taxed on proceeds received in the event of a lapse, surrender of the Contract, or withdrawal of part of the cash surrender value unless the total amount received exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. In certain limited circumstances, you may be taxed on all or a portion of a withdrawal during the first 15 contract years even if total withdrawals do not exceed total premiums paid to date. The proceeds of any loan will be treated as indebtedness of the owner and will not be treated as taxable income.

If the Contract is classified as a Modified Endowment Contract, amounts you receive under the Contract before the insured's death, including loans and withdrawals (even those made during the two year period before the Contract became a Modified Endowment Contract), are included in income to the extent of gain in the Contract. In addition, any taxable income on pre-death distributions is subject to a penalty of 10% of the amount includible in income unless the amount is received on or after age 591/2, on account of your becoming disabled, or as a life annuity.

A Contract will be classified as a Modified Endowment Contract if the premium payments are in excess of the "7 Pay Limit." The 7 Pay Limit is generally the amount that would be required to pay for the insurance policy in seven equal annual installments. The 7 Pay Limit is actuarially determined based on IRS guidelines, which consider the death benefit, supplemental benefits such as dependent coverage and waiver of premium, riders and the age of the insured.

For example, if the 7 Pay Limit is determined to be $1,000 per year, cumulative premiums paid may not exceed $1,000 in year one, $2,000 in year two, $3,000 in year three, $4,000 in year four, $5,000 in year five, $6,000 in year six, and $7,000 in year seven. If cumulative premiums paid exceed the 7 Pay Limit then pre-death distributions are subject to the less favorable income tax treatment previously described.


A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. Generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or the face amount of insurance is decreased, or if the face amount of insurance is increased, or if a rider is added or removed from the Contract. You should consult your tax adviser before making any of these policy changes.


Prudential tests premium payments and reductions in coverage to determine whether a policy is a MEC. If a premium payment or reduction causes MEC status, Prudential will notify you and advise you as to any available options to avoid MEC status. For example, subject to IRS time limits, a premium payment in excess of the 7 Pay Limit may be returned to you to restore non-MEC status.


WITHHOLDING

The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if you fail to elect that no taxes will be withheld or in certain other circumstances.

OTHER TAX CONSEQUENCES

There may be federal estate taxes and state and local estate and inheritance taxes payable if either the owner or the insured dies. The transfer or assignment of the Contract to a new owner may also have tax consequences. The individual situation of each Contract owner or beneficiary will be significant.

OTHER CONTRACT PROVISIONS

There are several other Contract provisions that are of less significance to you than those already described in detail, either because they relate to options that you may choose under the Contract but are not likely to exercise for several years after you first purchase it, or because they are of a routine nature not likely to influence your decision to buy the Contract. These provisions are summarized in the Expanded Table of Contents of the Statement of Additional Information on page 37, and described in greater detail in the statement of additional information.

                       FURTHER INFORMATION ABOUT THE FUND

RISK/RETURN SUMMARIES

This section provides information about the Conservative Balanced and Flexible Managed Portfolios, including a summary of the principal investment risks associated with each.

CONSERVATIVE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.



Since the Portfolio also invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve credit risk--the risk that the borrower will not repay an obligation, and market risk--the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.


There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1989                      16.99%
                          1990                       5.27%
                          1991                      19.07%
                          1992                       6.95%
                          1993                      12.20%
                          1994                      -0.97%
                          1995                      17.27%
                          1996                      12.63%
                          1997                      13.45%
                          1998                      11.74%



Best Quarter: 7.62% (2nd quarter of 1997) Worst Quarter: (3.17)% (3rd quarter of
1998)


*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------

                                                                                       SINCE INCEPTION
                           1 YEAR              5 YEARS             10 YEARS            (5/13/83)
                           ------              -------             --------            ---------

Class I shares             11.74%              10.65%              11.31%              10.86%
S&P 500**                  28.60%              24.05%              19.19%              17.29%
Lipper Average***          14.79%              13.73%              12.21%              8.94%

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500 ) - an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

*** The Lipper/Variable Insurance Products (VIP) Balanced Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.


FLEXIBLE MANAGED PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is a high total return consistent with an aggressively managed diversified portfolio. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Portfolio invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET
RISK--the risk that interest rates may change and affect the value of the obligation.

A substantial portion of the Portfolio's assets may also be invested in equity securities. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the value of all stocks are likely to drop.


The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1989                      21.77%
                          1990                       1.91%
                          1991                      25.43%
                          1992                       7.61%
                          1993                      15.58%
                          1994                      -3.16%
                          1995                      24.13%
                          1996                      13.64%
                          1997                      17.96%
                          1998                      10.24%



Best Quarter: 10.89% (2nd quarter of 1997) Worst Quarter: (8.50)% (3rd quarter of 1998)


* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------

                                                                                       SINCE INCEPTION
                            1 YEAR               5 YEARS             10 YEARS             (5/13/83)
                            ------               -------             --------             ---------

Class I shares              10.24%               12.19%              13.15%               12.06%
S&P 500**                   28.60%               24.05%              19.19%               17.29%
Lipper Average***           13.50%               13.64%              14.00%               12.84%

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500) - an unmanaged index of 500 stocks of large U.S. companies - gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Flexible Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.


HOW THE PORTFOLIOS INVEST

CONSERVATIVE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

-------------------------------------------------
BALANCED PORTFOLIO


We invest in all three types of securities - equity, debt and money market - in order to achieve diversification in a single portfolio.
We seek to maintain a conservative blend of investments that will have strong performance in a down market and solid, but not necessarily outstanding, performance in up markets. This
Portfolio may be appropriate for an investor looking for diversification with less risk than that of the Flexible Managed Portfolio, while recognizing that this reduces the chances of greater appreciation.


-------------------------------------------------



To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

We will vary how much of the Portfolio's assets are invested in a particular type of security depending how we think the different markets will perform. Under normal conditions, we intend to keep at least 25% of the Portfolio's total assets invested in debt securities.




In general, we will invest within the ranges shown below:


        ASSET TYPE              MINIMUM            NORMAL              MAXIMUM
        ----------              -------            ------              -------

          Stocks                  15%                35%                 75%

Debt obligations and money        25%                65%                 85%
    market securities

DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The stock portion of the Portfolio will be invested mainly in EQUITY and EQUITY-RELATED securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market, conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and not benefit from any set-off between the lender and the borrower.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.


We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into forward FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED-DELIVERY basis.


The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.


We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.


The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, Their Investments and Risks - Risk Management and Return Enhancement Strategies."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


FLEXIBLE MANAGED PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

-----------------------------------------------------
BALANCED PORTFOLIO


We  invest  in  all  three  types  of  securities  -
equity,  debt and money market - in order to achieve
diversification  in a single  portfolio.  We seek to
maintain a more  aggressive mix of investments  than
the   Conservative    Balanced    Portfolio.    This
Portfolio  may  be   appropriate   for  an  investor
looking  for   diversification  who  is  willing  to
accept a relatively high level of loss in an effort to achieve greater appreciation.


-----------------------------------------------------



To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.


Generally, we will invest within the ranges shown below:


       ASSET TYPE                   MINIMUM           NORMAL        MAXIMUM
       ----------                   -------           ------        -------

         Stocks                       25%              60%            100%
Fixed income securities               0%               40%            75%
Money market securities               0%                0%            75%

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)




The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAY-DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.


We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

                                INVESTMENT RISKS


As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.


                INVESTMENT TYPE                                   RISKS                                  POTENTIAL REWARDS
------------------------------------------       -----------------------------------------     -------------------------------------
HIGH-QUALITY MONEY MARKET                        o    Credit  risk - the  risk  that           o    Regular interest income
OBLIGATIONS OF ALL TYPES                              the  borrower  can't  pay back
                                                      the money borrowed


                                                                                               o    Generally   more  secure  than
                                                                                                    stocks and since

                                                 o    Market  risk - the  risk  that
                                                      the  companies  must pay their
                                                      debts    before    they    pay
                                                      obligations   may  lose  value
                                                      because   dividends   interest
                                                      rates  change  or  there  is a
                                                      lack  of   confidence  in  the
                                                      borrower

------------------------------------------       -----------------------------------------     -------------------------------------

EQUITY AND EQUITY RELATED SECURITIES             o    Individual  stocks  could lose           o    Historically,    stocks   have
                                                      value                                         outperformed other investments
                                                                                                    over the long term
                                                 o    The  equity  markets  could go
                                                      down,  resulting  in a decline           o    Generally,   economic   growth
                                                      in  value  of  a   Portfolio's                means     higher     corporate
                                                      investments                                   profits,  which  leads  to  an
                                                                                                    increase   in  stock   prices,
                                                 o    Companies  that pay  dividends                known as capital appreciation
                                                      may  not do so if  they  don't
                                                      have profits or adequate  cash           o    May be a  source  of  dividend
                                                      flow                                          income

                                                 o    Changes   in    economic    or
                                                      political   conditions,   both
                                                      U.S.  and  international,  may
                                                      result  in a  decline  in  the
                                                      value    of   a    Portfolio's
                                                      investments                              o    Highly  successful   small-cap
                                                                                                    companies    can    outperform
                                                 o    Small-cap  companies  are more                larger ones
                                                      likely  to  reinvest  earnings
                                                      and not pay dividends

                                                 o    Changes in interest  rates may
                                                      affect   the   securities   of
                                                      small-    and     medium-sized
                                                      companies    more   than   the
                                                      securities of larger companies

------------------------------------------       -----------------------------------------     -------------------------------------

------------------------------------------       -----------------------------------------     -------------------------------------
                                                 o    The   Portfolio's    holdings,           o    Bonds      have      generally
INVESTMENT GRADE DEBT SECURITIES                      share price,  yield, and total                outperformed    money   market
                                                      return   may    fluctuate   in                instruments over the long term
                                                      response    to   bond   market                with less risk than stocks
                                                      movements

                                                                                               o    Most  bonds will rise in value
                                                 o    Credit  risk - the  default of                when interest  rates fall
                                                      an   issuer   would   leave  a
                                                      Portfolio with unpaid interest           o    Regular interest income
                                                      or  principal.   The  lower  a
                                                      bond's quality, the higher its           o    Investment  grade bonds have a
                                                      potential volatility                          lower risk of default

                                                 o    Market  risk - the  risk  that           o    Generally   more  secure  than
                                                      the   market   value   of   an                stocks  since  companies  must
                                                      investment   may  move  up  or                pay their  debts  before  they
                                                      down,   sometimes  rapidly  or                pay dividends
                                                      unpredictably. Market risk may
                                                      affect an industry, sector, or
                                                      the market as a whole


                                                 o    Interest rate risk - the value
                                                      of most  bonds  will fall when
                                                      interest   rates   rise;   the
                                                      longer a bond's  maturity  and
                                                      the lower its credit  quality,
                                                      the more its  value  typically
                                                      falls.  It can  lead to  price
                                                      volatility
------------------------------------------       -----------------------------------------     -------------------------------------
                                                 o    Higher market risk                       o    May offer higher interest income
HIGH-YIELD DEBT SECURITIES                                                                          than    higher    quality   debt
(JUNK BONDS)                                     o    Higher credit risk                            securities

                                                 o    May be more  illiquid  (harder
                                                      to value and  sell),  in which
                                                      case  valuation  would  depend
                                                      more    on   the    investment
                                                      adviser's   judgment  than  is
                                                      generally the case with higher
                                                      rated securities
------------------------------------------       -----------------------------------------     -------------------------------------

------------------------------------------       -----------------------------------------     -------------------------------------

                                                 o    Foreign markets, economies and           o    Investors can  participate  in
FOREIGN                                               political  systems  may not be                the growth of foreign  markets
SECURITIES;                                           as stable as in the U.S.                      and  companies   operating  in
OPTIONS AND FUTURES ON                                                                              those markets
FOREIGN CURRENCIES                               o    Currency   risk   -   changing
                                                      values of foreign currencies             o    Changing   value  of   foreign
                                                                                                    currencies
                                                 o    May be less  liquid  than U.S.
                                                      stocks and bonds                         o    Opportunities              for
                                                                                                    diversification

                                                 o    Differences  in foreign  laws,
                                                      accounting  standards,  public
                                                      information,    custody    and
                                                      settlement practices

                                                 o    Year  2000  conversion  may be
                                                      more  of a  problem  for  some
                                                      foreign issuers
------------------------------------------       -----------------------------------------     -------------------------------------
                                                 o    Derivatives , such as futures,           o    A  Portfolio  could make money
DERIVATIVES--                                         options and  foreign  currency                and
                                                      forward protect against losses
                                                      if the  investment  contracts,           o    Derivatives    that   involves
                                                      may  not  fully   offset   the                leverage     could    generate
                                                      analysis    proves    correct.                substantial gains at low cost
                                                      underlying  positions and this
                                                      could  result  in  losses to a           o    One   way   to    managed    a
                                                      Portfolio  that would not have                Portfolio's        risk/return
                                                      otherwise occurred                            balance  is  to  lock  in  the
                                                                                                    value of an  investment  ahead
OPTIONS ON EQUITY SECURITIES,                    o    Derivatives   used   for  risk                of time.
DEBT SECURITIES, STOCK INDEXES;                       management  may not  have  the
FUTURES CONTRACTS ON STOCK                            intended   effects   and   may
INDEXES, DEBT SECURITIES AND                          result  in  losses  or  missed
INTEREST RATE INDEXES,                                opportunities
INTEREST RATE SWAPS
                                                 o    The    other    party   to   a
                                                      derivatives   contract   could
                                                      default


                                                 o    Derivatives    that    involve
                                                      leverage could magnify losses

                                                 o    Certain  types of  derivatives
                                                      involve  costs to a  Portfolio
                                                      that can reduce returns
------------------------------------------       -----------------------------------------     -------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS)            o    Performance   depends  on  the           o    Real   estate   holdings   can
                                                      strength    of   real   estate                generate   good  returns  from
                                                      markets,  REIT  management and                rents,  rising market  values,
                                                      property  management which can                etc.
                                                      be affected  by many  factors,
                                                      including     national     and           o    Greater  diversification  than
                                                      regional economic conditions                  direct ownership

------------------------------------------       -----------------------------------------     -------------------------------------

------------------------------------------       -----------------------------------------     -------------------------------------

                                                 o    May  be   difficult  to  value           o    May  offer  a more  attractive
                                                      precisely                                     yield than more widely  traded
ILLIQUID SECURITIES                                                                                 securities
(UP TO 15% OF NET ASSETS)                        o    May be  difficult  to  sell at
                                                      the time or price desired

------------------------------------------       -----------------------------------------     -------------------------------------
LOAN PARTICIPATIONS                              o    Credit risk                              o    May offer right to receive
                                                                                                    principal, interest and fees
                                                 o    Market risk                                   without as much risk as lender

                                                 o    A Portfolio has no rights against
                                                      the borrower in the event the
                                                      borrower does not repay the loan
------------------------------------------       -----------------------------------------     -------------------------------------
                                                 o    Use of  such  instruments  and           o    Use of instruments may magnify
WHEN-ISSUED AND                                       strategies     may     magnify                underlying investment gains
DELAYED DELIVERY                                      underlying investment losses
SECURITIES, REVERSE
REPURCHASE                                       o    Investment  costs  may  exceed
AGREEMENTS, SHORT SALES AND SHORT                     potential           underlying
SALES AGAINST THE BOX                                 investment gains
------------------------------------------       -----------------------------------------     -------------------------------------

                         HOW THE PORTFOLIOS ARE MANAGED

Prudential is the investment manager of the Fund. Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Fund. One of PIC's business groups is Prudential Investments.


The investment advisory fee paid in 1998 for the Conservative Balanced Portfolio was 55% of the average net assets of the Portfolio. For the Flexible Managed Portfolio, the fee paid in 1998 was 60% of the average net assets of the Portfolio.

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.


Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.


Jose Rodriguez, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1993 and is responsible for the debt portion of the Portfolios. Mr. Rodriquez has been a portfolio manager for Prudential Investments since 1988.

John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.


PURCHASE AND SALE OF FUND SHARES

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of Prudential and its affiliates as investment options under certain contracts, including the Contract offered by this prospectus. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their contracts.

When the Account purchases or sells shares of a Portfolio, the price it will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The NAV of each share class of each Portfolio is determined once a day - at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m.
on that day.

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.


A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.


SHORT- TERM DEBT SECURITIES with remaining maturities of 12 months or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

OTHER DEBT SECURITIES - those that are not valued on an amortized costs basis - are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on an national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

                             OTHER FUND INFORMATION

DISTRIBUTOR

Prudential Investment Management Services LLC ("PIMS") distributes the Fund's shares under a Distribution Agreement with the Fund.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and may offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.


                                STATE REGULATION

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

                                     EXPERTS


The financial statements of Pruco Life as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and the financial statements of the Account as of December 31, 1998 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.




Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

                                   LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.

                              YEAR 2000 COMPLIANCE


The services provided to you as a purchaser of a PRUvider Variable Appreciable Life Insurance Contract depend on the smooth functioning of numerous computer systems. Many computer systems in use today are programmed to recognize only the last two digits of a date as the year. As a result, any systems using this kind of programming can not distinguish a date using "00" and may treat it as "1900" instead of "2000." This problem may impact computer systems that store business information, but it could also affect other equipment used in our business like telephone, fax machines and elevators. If this problem is not corrected, the "Year 2000" issue could affect the accuracy and integrity of business records. Prudential's regular business operations could be interrupted as well as those of other companies that deal with us.

In addition, the operations of the mutual funds associated with the PRUvider Variable Appreciable Life Insurance Contract could experience problems resulting from the Year 2000 issue. Please refer to the respective mutual fund's prospectus for information regarding their approach to Year 2000 concerns. The following describes Prudential's effort to address Year 2000 concerns.

To address this potential problem Prudential, as the parent company of Pruco Life, organized its Year 2000 efforts around the following three areas:

o    BUSINESS SYSTEMS - Computer programs directly used to support our business;

o INFRASTRUCTURE - Computers and other business equipment like telephones and fax machines; and

o    BUSINESS PARTNERS - Year 2000 readiness of essential business partners.

BUSINESS  SYSTEMS.  The  business  systems  component  includes  a wide range of
computer  programs  that  directly  support  Prudential's   business  operations
including systems for: insurance product processing, securities trading, personnel record keeping and general accounting systems. All business systems were analyzed to determine whether each computer program with a Year 2000 problem should be retired, replaced or renovated. The majority of this work has been completed. A few remaining programs are currently being tested and completion of this process is expected by June 1999.

INFRASTRUCTURE. As with business applications, we established a specific methodology and process for addressing infrastructure issues. The infrastructure effort includes mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment and systems, buildings and facilities systems, personal computers, and vendor hardware and software. Other than desktop systems, substantially all other infrastructure systems have been tested. Presently a small number of midrange computers, and building and facility systems are still in the testing phase. We expect to have the infrastructure implementation process completed by June 1999.

BUSINESS PARTNERS. Prudential recognizes the importance of determining the Year 2000 readiness of external business relationships especially those that involve electronic data transfer products and services, and products that impact our essential business processes. Prudential first classified each business partner as "highly critical" or "less critical" to our business and then began to develop risk assessment and contingency plans to address the potential that a business partner could experience a Year 2000 failure. All highly critical business partner relationships have been assessed and contingency planning is completed. Risk assessment and contingency planning continues for less critical business partners, and the target completion date for these relationships is June 1999.

Prudential believes that the Business Systems, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. A small number of the projects may not meet their targeted completion date. However, Prudential expects that these projects will be completed by September, 1999. If there are any delays, they should not have a significant impact on the timing of the project as a whole.

THE COST OF YEAR 2000 READINESS

Prudential is funding the Year 2000 program from internal operating budgets, and estimates that its total costs to address the Year 2000 issue will total approximately $220 million. Because these expenses were part of the operating budget, they did not impact the management of PRUvider Variable Appreciable Life Insurance Contracts. During the course of the Year 2000 program, some optional computer projects have been delayed, but these delays have not had any material effect on PRUvider Variable Appreciable Life Insurance Contracts.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

Prudential believes that it is well positioned to lessen the impact of the Year 2000 problem. However, given the nature of this issue, we can not be 100% certain that we are completely prepared, particularly because we can not be certain of Year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of Year 2000 failures may have a material adverse effect on the results of Prudential's operations, liquidity or financial condition. In the worst case, it is possible that a Year 2000 technology failure, whether internal or external, could have a material impact on Prudential's results of operations, liquidity, or financial position. If Prudential is unable to address the Year 2000 problem, we may have difficulty in responding to your incoming phone calls, calculating your unit values or processing withdrawals and purchase payments. It is also possible that the mutual funds associated with the PRUvider Variable Appreciable Life Insurance Contract will be unable to value their securities, in turn creating difficulties in purchasing or selling shares of the respective mutual fund and calculating corresponding unit asset values. The objective of Prudential's Year 2000 program has been to reduce these risks as much as possible.

Most of the operations of the PRUvider Variable Appreciable Life Insurance Contract involve such a large number of individual transactions that they can only be handled with the help of computers. As a result, our current contingency plans include responses to the failure of specific business programs or infrastructure components. However, our contingency responses are now being reviewed and we expect to finalize them by June, 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. Prudential believes that with the completion of its Year 2000 program as scheduled, the possibility of significant interruptions of normal operations will be reduced.


        EXPANDED TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


Included in the registration statements for the Contracts and the Fund is a statement of additional information which is available without charge by writing to Pruco Life at 213 Washington Street, Newark, New Jersey 07102-2992. The following table of contents of that Statement provides a brief summary of what is included in each section.


I.   MORE DETAILED INFORMATION ABOUT THE CONTRACT.

     SALES LOAD UPON SURRENDER. A description is given of exactly how Pruco Life determines the amount of the part of the sales load that is imposed only upon surrenders or withdrawals during the first 10 Contract years.

     REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS. Where the Contract is sold at the same time to several individuals who are members of an associated class and Pruco Life's expenses will be reduced, some of the charges under those Contracts may be reduced.

     PAYING PREMIUMS BY PAYROLL DEDUCTION. Your employer may pay monthly premiums for you with deductions from your salary.

     UNISEX   PREMIUMS  AND   BENEFITS.   In  some  states  and  under   certain
     circumstances, premiums and benefits will not vary with the sex of the insured.

     HOW THE DEATH BENEFIT WILL VARY. A description is given of exactly how the death benefit may increase to satisfy Internal Revenue Code requirements.

     WITHDRAWAL OF EXCESS CASH SURRENDER VALUE. If the Contract Fund value is high enough you may be able to withdraw part of the cash surrender value while keeping the Contract in effect. There will be a transaction charge. The death benefit will change. There may be tax consequences. You should consult your Pruco Life representative to discuss whether a withdrawal or a loan is preferable.

     TAX TREATMENT OF CONTRACT BENEFITS. A fuller account is provided of how Contract owners may be affected by federal income taxes.

     SALE OF THE CONTRACT AND SALES COMMISSIONS. The Contract is sold primarily by agents of Prudential who are also registered representatives of one of its subsidiaries, Pruco Securities Corporation, a broker and dealer registered under the Securities and Exchange Act of 1934. Generally, selling agents receive a commission of 50% of the Scheduled Premium in the first year, no more than 6% of the Scheduled Premiums for the second through tenth years and smaller commissions thereafter.

     RIDERS. Various extra fixed-benefits may be obtained for an extra premium. They are described in what are known as "riders" to the Contract.

     OTHER STANDARD CONTRACT PROVISIONS. The Contract contains several provisions commonly included in all life insurance policies. They include provisions relating to beneficiaries, misstatement of age or sex, suicide, assignment, incontestability, and settlement options.

II.  INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.


                 General
                 Convertible Securities
                 Warrants



                 Foreign Securities
                 Options on Stock and Debt Securities
                 Options on Stock Indexes
                 Options on Foreign  Currencies
                 Futures Contracts and Options on Futures Contracts Forward Foreign Currency Exchange Contracts
                 Interest Rate Swaps
                 Loan Participations
                 Reverse Repurchase Agreements and Dollar Rolls
                 When-Issued and Delayed  Delivery Securities
                 Short Sales Loans of Portfolio Securities
                 Illiquid Securities

     A more detailed description is given of these investments and the policies of these portfolios.

III. INVESTMENT RESTRICTIONS.

     There are many restrictions upon the investments the portfolios may make and the practices in which they may engage; these are fundamental, meaning they may not be changed without Contract owner approval.

IV.  INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS.

     A fuller description than that in the prospectus is given.

V.   OTHER INFORMATION CONCERNING THE FUND.

                 Incorporation and Authorized Shares
                 Portfolio Transactions and Brokerage
                 Taxation of the Fund
                 Custodians
                 Experts
                 Licenses

VI.  DIRECTORS AND OFFICERS OF PRUCO LIFE AND MANAGEMENT OF THE FUND.

     The names and recent affiliations of Pruco Life's directors and executive officers are given. The same information is given for the Fund.

VII. FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.

VIII. THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.

IX.  DEBT RATINGS.

     A description is given of how Moody's Investors Services, Inc. and Standard & Poor's Ratings Services describe the creditworthiness of debt securities.

                             ADDITIONAL INFORMATION


Pruco Life has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus and the statement of additional information do not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W. Washington, D.C. 20549, or by telephoning (800) SEC-0330, upon payment of a prescribed fee.


Further information may also be obtained from Pruco Life. Its address and telephone number are on the inside front cover of this prospectus.


                              FINANCIAL STATEMENTS


The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts. The financial statements of the Fund are in the statement of additional information.

                                       FINANCIAL STATEMENTS OF
                          PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1998

                                                                           SUBACCOUNTS
                                                               ------------------------------------
                                                                  FLEXIBLE           CONSERVATIVE
                                                                   MANAGED             BALANCED
                                                                  PORTFOLIO           PORTFOLIO
                                                               ----------------    ----------------
ASSETS
   Investment in The Prudential Series Fund, Inc.
      Portfolios, at net asset value [Note 3] .............    $    124,635,035    $    115,186,914
                                                               ----------------    ----------------
   Net Assets .............................................    $    124,635,035    $    115,186,914
                                                               ================    ================

NET ASSETS, representing:
   Equity of contract owners ..............................    $    124,635,035    $    115,186,914
                                                               ================    ================

                      SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4 THROUGH A6
                                                 A1

                                                       FINANCIAL STATEMENTS OF
                                          PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 1998, 1997 and 1996

                                                                                         SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                                        FLEXIBLE                             CONSERVATIVE
                                                                         MANAGED                               BALANCED
                                                                        PORTFOLIO                             PORTFOLIO
                                                          ------------------------------------  ------------------------------------
                                                              1998         1997        1996         1998         1997        1996
                                                          -----------  -----------  ----------  -----------  -----------  ----------
INVESTMENT INCOME
   Dividend income ...................................... $ 3,885,455  $ 3,045,029  $2,436,249  $ 4,692,358  $ 4,605,400  $3,515,191
                                                          -----------  -----------  ----------  -----------  -----------  ----------

EXPENSES
   Charges to contract owners for assuming
      mortality risk and expense risk [Note 5A] .........   1,056,568      890,696     662,587      987,564      886,214     729,364
                                                          -----------  -----------  ----------  -----------  -----------  ----------
NET INVESTMENT INCOME ...................................   2,828,887    2,154,333   1,773,662    3,704,794    3,719,186   2,785,827
                                                          -----------  -----------  ----------  -----------  -----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
   Capital gains distributions received .................  12,475,065   16,205,801   8,045,666    6,729,009   11,137,278   5,586,889
   Realized gain on shares redeemed .....................      27,544      130,940           0       64,871      212,244       3,248
   Net change in unrealized gain (loss) on investments ..  (5,044,498)  (3,235,860)   (782,631)     658,618   (3,623,420)    771,969
                                                          -----------  -----------  ----------  -----------  -----------  ----------

NET GAIN ON INVESTMENTS .................................   7,458,111   13,100,881   7,263,035    7,452,498    7,726,102   6,362,106
                                                          -----------  -----------  ----------  -----------  -----------  ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ........................... $10,286,998  $15,255,214  $9,036,697  $11,157,292  $11,445,288  $9,147,933
                                                          ===========  ===========  ==========  ===========  ===========  ==========

                                      SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4 THROUGH A6
                                                                 A2

                                                       FINANCIAL STATEMENTS OF
                                          PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998, 1997 and 1996

                                                                                    SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                                  FLEXIBLE                               CONSERVATIVE
                                                                   MANAGED                                 BALANCED
                                                                  PORTFOLIO                               PORTFOLIO
                                                  ---------------------------------------  -----------------------------------------
                                                      1998          1997         1996          1998         1997            1996
                                                  ------------  ------------  -----------  ------------  ------------    -----------
OPERATIONS
   Net investment income......................... $  2,828,887  $  2,154,333  $ 1,773,662  $  3,704,794  $  3,719,186    $ 2,785,827
   Capital gains distributions received..........   12,475,065    16,205,801    8,045,666     6,729,009    11,137,278      5,586,889
   Realized gain on shares redeemed..............       27,544       130,940            0        64,871       212,244          3,248
   Net change in unrealized gain (loss) on
     investments.................................   (5,044,498)   (3,235,860)    (782,631)      658,618    (3,623,420)       771,969
                                                  ------------  ------------  -----------  ------------  ------------    -----------

NET INCREASE  IN NET ASSETS
   RESULTING FROM OPERATIONS.....................   10,286,998    15,255,214    9,036,697    11,157,292    11,445,288      9,147,933
                                                  ------------  ------------  -----------  ------------  ------------    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS
   AND OTHER OPERATING TRANSFERS
   [Note 7]......................................    5,477,105     6,605,926   16,291,683       166,881       427,926     12,500,355
                                                  ------------  ------------  -----------  ------------  ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RETAINED IN THE ACCOUNT
   [Note 8]......................................        2,274      (328,229)     302,045         4,262      (322,721)       285,561
                                                  ------------  ------------  -----------  ------------  ------------    -----------

TOTAL INCREASE IN NET ASSETS.....................   15,766,377    21,532,911   25,630,425    11,328,435    11,550,493     21,933,849

NET ASSETS
   Beginning of year.............................  108,868,658    87,335,747   61,705,322   103,858,479    92,307,986     70,374,137
                                                  ------------  ------------  -----------  ------------  ------------    -----------
   End  of year.................................. $124,635,035  $108,868,658  $87,335,747  $115,186,914  $103,858,479    $92,307,986
                                                  ============  ============  ===========  ============  ============    ===========


                                      SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4 THROUGH A6
                                                                 A3

                        NOTES TO FINANCIAL STATEMENTS OF
                PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT
                                DECEMBER 31, 1998

NOTE 1: GENERAL

        Pruco Life PruVider Variable Appreciable Account (the "Account") was established on July 10, 1992 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are two subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

        Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

NOTE 3: INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

        The net asset value per share (rounded) for each portfolio of the Series Fund, the number of shares of each portfolio held by the PruVider Variable Appreciable Life subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1998 were as follows:

                                                          PORTFOLIOS
                                              --------------------------------

                                                 FLEXIBLE         CONSERVATIVE
                                                 MANAGED            BALANCED
                                              --------------    --------------
        Number of shares:                          7,525,925         7,638,106
        Net asset value per share (rounded):  $        16.56    $        15.08
        Cost:                                 $  130,117,783    $  115,609,228


NOTE 4: CONTRACT OWNER UNIT INFORMATION

        Outstanding contract owner units, unit values and total value of contract owner equity at December 31, 1998 were as follows:

                                                        SUBACCOUNTS
                                            ----------------------------------
                                               FLEXIBLE          CONSERVATIVE
                                               MANAGED            BALANCED
                                              PORTFOLIO           PORTFOLIO
                                            ---------------    ---------------
        Contract Owner Units Outstanding         38,041,166         41,876,253
        Unit Value                          $       3.27632    $       2.75065
                                            ---------------    ---------------
        TOTAL CONTRACT OWNER EQUITY         $   124,635,035    $   115,186,914
                                            ===============    ===============


                                       A4

NOTE 5: CHARGES AND EXPENSES

        A. Mortality Risk and Expense Risk Charges

           The mortality risk and expense risk charges at an effective annual rate of 0.90% are applied daily against the net assets representing equity of contract owners held in each subaccount. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life.

        B. Deferred Sales Charge

           Subsequent to a contract owner redemption, a deferred sales charge is imposed upon surrenders of certain variable life insurance contracts to compensate Pruco Life for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge will be imposed on death benefits.

        C. Partial Withdrawal Charge

           A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a contract.

         D. Cost of Insurance Charges

           Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life for the guaranteed minimum death benefit risk.

NOTE 6: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

        The following amounts represent contract owner activity components for the years ended December 31, 1998 and 1997:

                                                                               SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                               FLEXIBLE                        CONSERVATIVE
                                                                MANAGED                          BALANCED
                                                               PORTFOLIO                        PORTFOLIO
                                                    -----------------------------     -----------------------------
                                                        1998              1997            1998              1997
                                                    ------------     ------------     ------------     ------------
        Contract Owner Contributions: ..........    $ 25,870,745     $ 26,737,492     $ 17,110,194     $ 19,001,987
        Policy Loans ...........................      (1,252,962)        (912,970)        (799,965)        (704,562)
        Policy Loan Repayment and
          Interest .............................         542,622          390,085          440,486          350,979
        Surrenders, Withdrawals and
          Death Benefits .......................      (6,436,168)      (6,402,537)      (5,513,621)      (6,555,299)
        Net Transfers From (To) Other
          Subaccounts or Fixed Rate Options ....         489,890          567,479         (443,976)
        Administrative and Other Charges .......     (13,737,022)     (13,773,623)     (10,626,237)     (11,188,850)
                                                    ------------     ------------     ------------     ------------
        Net Increase in Net Assets
          Resulting From Premium Payments
          and Other Operating Transfers ........    $  5,477,105     $  6,605,926     $    166,881     $    427,926
                                                    ============     ============     ============     ============

                                                         A5

NOTE 8: NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

        The increase (decrease) in net assets retained in the account represents the net contributions (withdrawals) of Pruco Life to (from) the Account. Effective October 13, 1998 Pruco Life no longer maintains a position in the account. Previously, Pruco Life maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

NOTE 9: UNIT ACTIVITY

        Transactions in units (including transfers among subaccounts) for the years ended December 31, 1998, 1997 and 1996 were as follows:

                                                                     SUBACCOUNTS
                            -----------------------------------------------------------------------------------------

                                             FLEXIBLE                                      CONSERVATIVE
                                             MANAGED                                         BALANCED
                                            PORTFOLIO                                       PORTFOLIO
                            ------------------------------------------      -----------------------------------------
                               1998            1997            1996            1998            1997            1996
                            ----------      ----------      ----------      ----------      ----------      ----------
        Contract Owner
         Contributions:      8,645,893       9,998,784      14,116,349       6,780,289       8,324,436      13,901,187

        Contact Owner
         Redemptions:       (6,905,049)     (7,621,395)     (7,281,505)     (6,713,503)     (8,122,804)     (7,840,673)

NOTE 10: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales of investments in the Series Fund for the year ended December 31, 1998 were as follows:

                                                       PORTFOLIOS
                                           ------------------------------------
                                            FLEXIBLE               CONSERVATIVE
                                             MANAGED                 BALANCED
                                           -----------             ------------
        Purchases .......................  $ 6,416,642             $ 2,311,063
        Sales ...........................  $(1,926,831)            $(3,056,492)


                                       A6

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
Pruco Life PRUvider Variable Appreciable Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Flexible Managed Portfolio and Conservative Balanced Portfolio) of the Pruco Life PRUvider Variable Appreciable Account at December 31, 1998, the results of each of their operations and the changes in each of their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1998, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
March 19, 1999


                                       A7


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Financial Position
December 31, 1998 and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                                                  1998            1997
                                                                              ------------    ------------
ASSETS
Fixed maturities
    Available for sale, at fair value (amortized cost, 1998: $2,738,654;
         1997: $2,526,554)                                                    $  2,763,926    $  2,563,852
    Held to maturity, at amortized cost (fair value, 1998: $421,845; 1997:
         $350,056)                                                                 410,558         338,848
Equity securities - available for sale, at fair value (cost, 1998: $2,951;           2,847           1,982
1997: $1,289)
Mortgage loans on real estate                                                       17,354          22,787
Policy loans                                                                       766,917         703,955
Short-term investments                                                             240,727         316,355
Other long-term investments                                                          1,047           1,317
                                                                              ------------    ------------
               Total investments                                                 4,203,376       3,949,096
Cash                                                                                89,679          71,358
Deferred policy acquisition costs                                                  861,713         655,242
Accrued investment income                                                           61,114          67,000
Other assets                                                                        65,145          86,692
Separate Account assets                                                         11,531,754       8,022,079
                                                                              ------------    ------------
TOTAL ASSETS                                                                  $ 16,812,781    $ 12,851,467
                                                                              ============    ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                               $  2,696,191    $  2,380,460
Future policy benefits and other policyholder liabilities                          534,599         472,460
Cash collateral for loaned securities                                               73,336         143,421
Securities sold under agreement to repurchase                                       49,708              --
Income taxes payable                                                                44,524          71,703
Net deferred income tax liability                                                  148,834         138,483
Payable to affiliate                                                                66,568          70,375
Other liabilities                                                                   55,038         120,260
Separate Account liabilities                                                    11,490,751       7,948,788
                                                                              ------------    ------------
Total liabilities                                                               15,159,549      11,345,950
                                                                              ------------    ------------
Contingencies (See Note 11)
Stockholder's Equity
Common stock, $10 par value;
    1,000,000 shares, authorized;
    250,000 shares, issued and outstanding at
    December 31, 1998 and 1997                                                       2,500           2,500
Paid-in-capital                                                                    439,582         439,582
Retained earnings                                                                1,202,833       1,050,871

Accumulated other comprehensive income
    Net unrealized investment gains                                                  9,902          17,129
    Foreign currency translation adjustments                                        (1,585)         (4,565)
                                                                              ------------    ------------
Accumulated other comprehensive income                                               8,317          12,564
                                                                              ------------    ------------
Total stockholder's equity                                                       1,653,232       1,505,517
                                                                              ------------    ------------
TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY                                                     $ 16,812,781    $ 12,851,467
                                                                              ============    ============

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Operations
Years Ended December 31, 1998, 1997 and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                    1998                1997                1996
                                                                  ---------           ---------           ---------
REVENUES
Premiums                                                          $  57,467           $  49,496           $  51,525
Policy charges and fee income                                       364,719             330,292             324,976
Net investment income                                               261,430             259,634             247,328
Realized investment gains, net                                       44,841              10,974              10,835
Other income                                                         41,267              33,801              20,818
                                                                  ---------           ---------           ---------

Total revenues                                                      769,724             684,197             655,482
                                                                  ---------           ---------           ---------

BENEFITS AND EXPENSES

Policyholders' benefits                                             186,527             179,419             186,873
Interest credited to policyholders' account balances                118,935             110,815             118,246
General, administrative and other expenses                          228,067             225,721             122,006
                                                                  ---------           ---------           ---------

Total benefits and expenses                                         533,529             515,955             427,125
                                                                  ---------           ---------           ---------

Income from operations before income taxes                          236,195             168,242             228,357
                                                                  ---------           ---------           ---------

Income taxes
   Current                                                           69,768              73,326              60,196
   Deferred                                                          14,465             (11,458)             18,939
                                                                  ---------           ---------           ---------

Total income taxes                                                   84,233              61,868              79,135
                                                                  ---------           ---------           ---------

NET INCOME                                                          151,962             106,374             149,222
                                                                  ---------           ---------           ---------


Other comprehensive income, net of tax:

     Unrealized gains on securities, net of
       reclassification adjustment                                   (7,227)              3,025             (17,952)

     Foreign currency translation adjustments                         2,980              (2,863)               (482)
                                                                  ---------           ---------           ---------

Other comprehensive income                                           (4,247)                162             (18,434)
                                                                  ---------           ---------           ---------

TOTAL COMPREHENSIVE INCOME                                        $ 147,715           $ 106,536           $ 130,788
                                                                  =========           =========           =========

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                                                      Accumulated
                                                                                                         other            Total
                                                      Common          Paid-in-         Retained      comprehensive     stockholder's
                                                      stock           capital          earnings         income            equity
                                                   -----------      -----------      -----------     -------------     -------------
Balance, January 1, 1996                           $     2,500      $   439,582      $   795,275      $    30,836       $ 1,268,193

    Net income                                              --               --          149,222               --           149,222

    Change in foreign currency
      translation adjustments                               --               --               --             (482)             (482)

    Change in net unrealized
      investment gains, net of
      reclassification  adjustment                          --               --               --          (17,952)          (17,952)

                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1996                               2,500          439,582          944,497           12,402         1,398,981

    Net income                                              --               --          106,374               --           106,374

    Change in foreign currency
      translation adjustments                               --               --               --           (2,863)           (2,863)

    Change in net unrealized
      investment gains, net of
      reclassification adjustment                           --               --               --            3,025             3,025
                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1997                               2,500          439,582        1,050,871           12,564         1,505,517

    Net income                                              --               --          151,962               --           151,962

    Change in foreign currency
      translation adjustments                               --               --               --            2,980             2,980

    Change in net unrealized
      investment gains, net  of
      reclassification adjustment                           --               --               --           (7,227)           (7,227)

                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1998                         $     2,500      $   439,582      $ 1,202,833      $     8,317       $ 1,653,232

                                                   ===========      ===========      ===========      ===========       ============

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                                    1998                1997                1996
                                                                                -----------         -----------         -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $   151,962         $   106,374         $   149,222
Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Policy charges and fee income                                                  (47,230)            (40,783)            (50,286)
     Interest credited to policyholders' account balances                           118,935             110,815             118,246
     Realized investment gains, net                                                 (44,841)            (10,974)            (10,835)
     Amortization and other non-cash items                                           18,611             (31,181)             29,334
     Change in:
         Future policy benefits and other policyholders' liabilities                 62,139              39,683              54,176
         Accrued investment income                                                    5,886              (4,890)             (2,248)
         Separate Accounts                                                           32,288             (13,894)            (38,025)
         Payable to affiliate                                                        (3,807)             20,547              16,519
         Policy loans                                                               (62,962)            (64,173)            (70,509)
         Deferred policy acquisition costs                                         (206,471)            (22,083)            (66,183)
         Income taxes payable                                                       (27,179)             78,894                (816)
         Deferred income tax liability                                               10,351             (10,477)              7,912
         Other, net                                                                 (43,675)             34,577               7,814
                                                                                -----------         -----------         -----------
Cash Flows (Used In) From Operating Activities                                      (35,993)            192,435             144,321
                                                                                -----------         -----------         -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Available for sale                                                 5,429,396           2,828,665           3,886,254
               Held to maturity                                                      74,767             138,626             138,127
         Equity securities                                                            4,101               6,939               7,527
         Mortgage loans on real estate                                                5,433              24,925              19,226
         Other long-term investments                                                  1,140               3,276                 288
         Investment real estate                                                          --                  --               4,488
     Payments for the purchase of:
         Fixed maturities:
               Available for sale                                                (5,617,208)         (3,141,785)         (4,008,810)
               Held to maturity                                                    (145,919)            (70,532)           (114,494)
         Equity securities                                                           (2,274)             (4,594)             (4,697)
         Other long-term investments                                                   (409)                (51)               (657)
     Cash collateral for loaned securities, net                                     (70,085)            143,421                   -
     Securities sold under agreement to repurchase, net                              49,708                   -                   -
     Short-term investments, net                                                     75,771            (147,030)             58,186
                                                                                -----------         -----------         -----------
Cash Flows Used In Investing Activities                                            (195,579)           (218,140)            (14,562)
                                                                                -----------         -----------         -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                                3,098,721           2,099,600             536,370
          Withdrawals                                                            (2,848,828)         (2,076,303)           (633,798)
                                                                                -----------         -----------         -----------
Cash Flows From (Used in) Financing Activities                                      249,893              23,297             (97,428)
                                                                                -----------         -----------         -----------
     Net increase (decrease) in Cash                                                 18,321              (2,408)             32,331
     Cash, beginning of year                                                         71,358              73,766              41,435
                                                                                -----------         -----------         -----------
CASH, END OF PERIOD                                                             $    89,679         $    71,358         $    73,766
                                                                                ===========         ===========         ===========

SUPPLEMENTAL CASH FLOW INFORMATION
     Income taxes paid (received)                                               $    99,810         $    (7,904)        $    61,760
                                                                                ===========         ===========         ===========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


1.   BUSINESS

Pruco Life Insurance Company (the Company) is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company markets individual life insurance, variable life insurance, variable annuities, fixed annuities, and a group annuity program (the Contracts) in all states and territories except the District of Columbia and Guam. In addition, the Company markets individual life insurance through its branch office in Taiwan. The Company has two wholly owned subsidiaries, Pruco Life Insurance Company of New Jersey (PLNJ) and The Prudential Life Insurance Company of Arizona (PLICA). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, fixed annuities, and variable annuities only in the states of New Jersey and New York. PLICA is a stock life insurance company organized in 1988 under the laws of the state of Arizona. PLICA had no new business sales in 1997 or 1998 and at this time will not be issuing new business.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities. There are approximately 1,620 stock, mutual and other types of insurers in the life insurance business in the United States.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments

Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income."

Equity securities, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effects on deferred policy acquisition costs and on participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income."

Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and allowance for losses. The allowance for losses is based upon a loan specific review and management's consideration of past results, current trends, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Impaired loans are identified by management as loans in which a probability exists that all amounts due according to the contractual terms of the loan agreement will not be collected.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral dependent.

Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but unpaid interest previously recorded on such loan is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

Policy loans are carried at unpaid principal balances.

Short-term investments, consists primarily of highly liquid debt instruments purchased with an original maturity of twelve months or less and are carried at amortized cost, which approximates fair value.

Other long-term investments primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control. These investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

Realized investment gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

Cash

Cash  includes  cash  on  hand,   amounts  due  from  banks,  and  money  market
instruments.

Deferred Policy Acquisition Costs

The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income."

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. For participating life insurance, deferred policy acquisition costs are amortized over the expected life of the contracts in proportion to estimated gross margins based on historical and anticipated future experience, which is updated periodically. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

Securities loaned

Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position. Substantially all of the Company's securities loaned are with large brokerage firms.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased is monitored and additional collateral is requested, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are
short-term  in  nature  (usually  30  days  or  less).   Securities  loaned  are
collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities

Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. Separate Account assets include common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Insurance Revenue and Expense Recognition

Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Premiums from non-participating group annuities with life contingencies are generally recognized when due. For single premium immediate annuities, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Amounts received as payment for interest-sensitive life, individual annuities, and guaranteed investment contracts are reported as deposits to "Policyholders' account balances." Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition, interest earned from the investment of these account balances is reflected in "Net investment income." Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Foreign Currency Translation Adjustments

Assets and liabilities of the Taiwan branch are translated to U.S. dollars at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to "Other comprehensive income." The cumulative effect of changes in foreign exchange rates are included in "Accumulated other comprehensive income."

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Other Income

Other income consists primarily of asset management fees which are received by the Company from Prudential for services Prudential provides to the Prudential Series Fund, an underlying investment option of the Separate Accounts.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include futures, currency swaps, and options contracts and can be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to hedge market risk from changes in interest rates or foreign currency exchange rates, and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All derivatives used by the Company are for other than trading purposes.

To qualify as a hedge, derivatives must be designated as hedges for existing assets, liabilities, firm commitments, or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives must be evaluated at the inception of the hedge and throughout the hedge period.

When derivatives qualify as hedges, the changes in the fair value or cash flows of the derivatives and the hedged items are recognized in earnings in the same period. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are recognized in earnings in "Realized investment gains, net" without considering changes in the hedged assets or liabilities. Cash flows from other than trading derivative assets and liabilities are reported in the operating activities section in the Consolidated Statements of Cash Flows.

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements

In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain transactions, including repurchase agreements, dollar rolls, securities lending and similar transactions. Adoption of SFAS 125 did not have a material impact on the Company's results of operations, financial position and liquidity.

During 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income," which was issued by the FASB in June 1997. This statement defines comprehensive income and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. Application of this statement did not change recognition or measurement of net income and, therefore, did not affect the Company's financial position or results of operations.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

On January 1, 1999,  the Company  adopted the  American  Institute  of Certified
Public Accountants ("AICPA") Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). This statement provides guidance for determining when an insurance company or other enterprise should recognize a liability for guaranty-fund assessments as well as guidance for measuring the liability. The adoption of SOP 97-3 is not expected to have a material effect on the Company's financial position or results of operations.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which can affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this Statement no later than January 1, 2000 and is currently assessing the effect of the new standard.

In  October,  1998,  the AICPA  issued  Statement  of  Position  98-7,  "Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," ("SOP 98-7"). This statement provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to current year presentation.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS

Fixed Maturities and Equity Securities:

The following tables provide additional information relating to fixed maturities and equity securities as of December 31,:

                                                                                                  1998
                                                                    ----------------------------------------------------------------
                                                                                        Gross             Gross
                                                                    Amortized         Unrealized        Unrealized        Estimated
                                                                       Cost             Gains             Losses          Fair Value
                                                                    ----------        ----------        ----------        ----------
                                                                                             (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
     U.S. government corporations and agencies                         110,294               864               318           110,840

Foreign government bonds                                                87,112             2,003               696            88,419

Corporate securities                                                 2,540,498            30,160             6,897         2,563,761

Mortgage-backed securities                                                 750               156                --               906
                                                                    ----------        ----------        ----------        ----------
Total fixed maturities available for sale                           $2,738,654        $   33,183        $    7,911        $2,763,926
                                                                    ==========        ==========        ==========        ==========

  Equity securities available for sale                              $    2,951        $      168        $      272        $    2,847
                                                                    ==========        ==========        ==========        ==========

  Fixed maturities held to maturity
  Corporate securities                                              $  410,558        $   11,287        $       --        $  421,845
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities held to maturity                           $  410,558        $   11,287        $       --        $  421,845
                                                                    ==========        ==========        ==========        ==========


                                                                                                  1997
                                                                    ----------------------------------------------------------------
                                                                                        Gross             Gross
                                                                    Amortized         Unrealized        Unrealized        Estimated
                                                                       Cost             Gains             Losses          Fair Value
                                                                    ----------        ----------        ----------        ----------
                                                                                             (In Thousands)
  Fixed maturities available for sale
  U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                    $  177,691        $    1,231        $       20        $  178,902

  Foreign government bonds                                              83,889             1,118                19            84,988

  Corporate securities                                               2,263,898            36,857             2,017         2,298,738

  Mortgage-backed securities                                             1,076               180                32             1,224
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities available for sale                         $2,526,554        $   39,386        $    2,088        $2,563,852
                                                                    ==========        ==========        ==========        ==========

  Equity securities available for sale                              $    1,289        $      802        $      109        $    1,982
                                                                    ==========        ==========        ==========        ==========

  Fixed maturities held to maturity
  Corporate securities                                              $  338,848        $   11,427        $      219        $  350,056
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities held to maturity                           $  338,848        $   11,427        $      219        $  350,056
                                                                    ==========        ==========        ==========        ==========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1998 are shown below:

                                                     Available for Sale                         Held to Maturity
                                               --------------------------------        ---------------------------------
                                               Amortized         Estimated Fair         Amortized         Estimated Fair
                                                 Cost                Value                Cost                 Value
                                               ---------         --------------        ----------         --------------
                                                       (In Thousands)                          (In Thousands)
Due in one year or less                        $   72,931          $   73,254          $    3,036          $    3,064

Due after one year through five years           1,050,981           1,059,389             193,749             201,136

Due after five years through ten years          1,142,507           1,156,664             155,568             158,801

Due after ten years                               471,485             473,713              58,205              58,844

Mortgage-backed securities                            750                 906                  --                  --
                                               ----------          ----------          ----------          ----------
Total                                          $2,738,654          $2,763,926          $  410,558          $  421,845
                                               ==========          ==========          ==========          ==========


Actual maturities will differ from contractual maturities because, in certain circumstances, issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1998, 1997, and 1996 were $5,327.3 million, $2,796.3 million, and $3,667.1 million, respectively. Gross gains of $46.3 million, $18.6 million, and $22.1 million and gross losses of $14.1 million, $7.9 million, and $17.6 million were realized on those sales during 1998, 1997, and 1996, respectively.

Proceeds from the maturity of fixed maturities available for sale during 1998, 1997, and 1996 were $102.1 million, $32.4 million, and $219.2 million, respectively. During the years ended December 31, 1998, 1997, and 1996, there were no securities classified as held to maturity that were sold.

Writedowns for impairments of fixed maturities which were deemed to be other than temporary were $2.8 million, $.1 million and $.1 million for the years 1998, 1997 and 1996, respectively.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The following table describes the credit quality of the fixed maturity portfolio, based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") or Standard & Poor's Corporation, an independent rating agency as of December 31, 1998:

                                                              Available for Sale                          Held to Maturity
                                                       ------------------------------          -------------------------------------

                                                        Amortized        Estimated Fair         Amortized        Estimated Fair
                                                          Cost               Value                Cost               Value
                                                       ----------        --------------        ----------        --------------
                                                               (In Thousands)                          (In Thousands)
 NAIC      Standard & Poor's
  1          AAA to AA-                                $1,195,301          $1,211,995          $  180,070          $  186,683
  2          BBB+ to BBB-                               1,254,522           1,263,656             182,298             185,417
  3          BB+ to BB-                                   201,033             204,278              39,346              40,654
  4          B+ to B-                                      59,799              57,695               8,821               9,068
  5          CCC or lower                                  27,552              26,061                  --                  --
  6          In or near default                               447                 241                  23                  23
                                                       ----------          ----------          ----------          ----------
             Total                                     $2,738,654          $2,763,926          $  410,558          $  421,845
                                                       ==========          ==========          ==========          ==========


The fixed maturity portfolio consists largely of investment grade assets (rated "1" or "2" by the NAIC), with such investments accounting for 89% and 94% of the portfolio at December 31, 1998 and 1997, respectively, based on fair value. As of both of those dates, less than 1% of the fixed maturities portfolio was rated "6" by the NAIC, defined as public and private placement securities which are currently non-performing or believed subject to default in the near-term.

The Company continually reviews fixed maturities and identifies potential problem assets which require additional monitoring. The Company defines "problem" fixed maturities as those for which principal and/or interest payments are in default. The Company defines "potential problem" fixed maturities as assets which are believed to present default risk associated with future debt service obligations and therefore require more active management. At December 31, 1998 management identified $264.0 thousand of fixed maturity investments as problem or potential problem. An immaterial amount of problem or potential problem fixed maturities were identified in 1997.

Mortgage Loans on Real Estate

The Company's mortgage loans were collateralized by the following property types at December 31, 1998 and 1997.


                                            1998                 1997
                                    ------------------   -------------------
                                                (In Thousands)

     Office buildings               $    --        --    $ 4,607        20%

     Retail stores                    7,356        42%     8,090        35%

     Apartment complexes              5,988        35%     6,080        27%

     Industrial buildings             4,010        23%     4,010        18%
                                    ------------------   ------------------
           Net carrying value       $17,354       100%   $22,787       100%
                                    ==================   ==================

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The largest concentration of mortgage loans are in the states of Pennsylvania (35%), Washington (34%), and New Jersey (23%).

Special Deposits

Fixed maturities of $8.6 million and $8.3 million at December 31, 1998 and 1997, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

Other Long-Term Investments

The Company's "Other long-term investments" of $1.0 million and $1.3 million as of December 31, 1998 and 1997, respectively, are comprised of joint ventures and limited parterships. The Company's share of net income from these entities was $.1 million, $2.2 million and $1.4 million for the years ended December 31, 1998, 1997 and 1996, respectively, and is reported in "Net investment income."

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                               1998         1997         1996
                                            ---------    ---------    ---------
                                                      (In Thousands)

  Fixed maturities - available for sale     $ 179,184    $ 161,140    $ 152,445
  Fixed maturities - held to maturity          26,128       26,936       33,419
  Equity securities                                14           76           44
  Mortgage loans on real estate                 1,818        2,585        5,669
  Policy loans                                 40,928       37,398       33,449
  Short-term investments                       23,110       22,011       16,780
  Other                                         6,886       14,920       10,051
                                            ---------    ---------    ---------
  Gross investment income                     278,068      265,066      251,857
       Less:  investment expenses             (16,638)      (5,432)      (4,529)
                                            ---------    ---------    ---------
  Net investment income                     $ 261,430    $ 259,634    $ 247,328
                                            =========    =========    =========


Realized investment gains ,net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                               1998         1997         1996
                                            ---------    ---------    ---------
                                                      (In Thousands)

  Fixed maturities - available for sale     $  29,330    $   9,039    $   9,036
  Fixed maturities - held to maturity             487          821           --
  Equity securities                             3,489            8          781
  Mortgage loans on real estate                    --          797        1,677
  Derivative instruments                       12,414           --           --
  Other                                          (879)         309         (659)
                                            ---------    ---------    ---------

  Realized investment gains, net            $  44,841    $  10,974    $  10,835
                                            =========    =========    =========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)


Net Unrealized Investment Gains

Net unrealized investment gains on securities available for sale are included in the Consolidated Statement of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include reclassification adjustments to avoid double-counting in "Comprehensive income," items that are included as part of "Net income" for a period that also have been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                 1998            1997            1996
                                                                               --------        --------        --------
                                                                                            (In Thousands)
Net unrealized investment gains, beginning of year                             $ 17,129        $ 14,104        $ 32,056
Changes in net unrealized investment gains attributable to:
  Investments:
    Net unrealized gains on investments arising during the period                14,593          13,880         (20,405)
    Reclassification adjustment for gains included in net income                 22,799           6,680           6,165
                                                                               --------        --------        --------
    Change in net unrealized gains on investments, net of adjustments            (8,206)          7,200         (26,570)
Impact of net unrealized investment gains on:
  Policyholder's account balances                                                (1,063)          1,293          (2,467)
  Deferred policy acquisition costs                                               2,042          (5,468)         11,085
                                                                               --------        --------        --------
Change in net unrealized investment gains                                        (7,227)          3,025         (17,952)
                                                                               --------        --------        --------
Net unrealized investment gains, end of year                                   $  9,902        $ 17,129        $ 14,104
                                                                               ========        ========        ========


Unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax (benefit) expense of $(8.2) million, $(7.6) million and $12.1 million for the years ended December 31, 1998, 1997 and 1996, respectively.

Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense of $12.8 million, $3.6 million and $3.8 million, respectively.

Policyholder's account balances reported in the above table are net of income tax (benefit) expense of $(.2) million, $.0 million and $1.4 million for the years ended December 31, 1998, 1997 and 1996, respectively.

Deferred  policy  acquisition  costs in the above  tables  for the  years  ended
December 31, 1998, 1997 and 1996 are net of income tax (benefit) expense of $(1.1) million, $2.9 million and $(6.2) million, respectively.


4.   POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31 are as follows:

                                                     1998            1997
                                                   --------        --------
                                                        (In Thousands)

              Life insurance                       $506,249        $444,737
              Annuities                              28,350          27,723

                                                   --------        --------
                                                   $534,599        $472,460
                                                   ========        ========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


4.   POLICYHOLDERS' LIABILITIES (continued)

Life  insurance  liabilities  include  reserves  for  death  benefits.   Annuity
liabilities include reserves for immediate annuities.

The following table highlights the key assumptions generally utilized in calculating these reserves:

          Product                         Mortality             Interest Rate           Estimation Method
------------------------------    -------------------------     -------------        -----------------------
Life insurance - Domestic         Generally rates               2.5% to 7.5%         Net level premium based
                                  guaranteed in                                      on non-forfeiture
                                  calculating cash                                   interest rate
                                  surrender values

Life insurance - International    Generally rates               6.25% to 6.5%        Net level premium based
                                  guaranteed in                                      on the expected
                                  calculating cash                                   investment return
                                  surrender values

Individual immediate annuities    1983 Individual Annuity       6.25% to 11.0%       Present value of
                                  Mortality Table with                               expected future payment
                                  certain modifications                              based on historical
                                                                                     experience


Policyholders' account balances at December 31, are as follows:


                                                       1998         1997
                                                    ----------   ----------
                                                        (In Thousands)

              Interest-sensitive life contracts     $1,386,829   $1,345,089
              Individual annuities                   1,077,996    1,035,371
              Guaranteed investment contracts          231,366           --
                                                    ----------   ----------
                                                    $2,696,191   $2,380,460
                                                    ==========   ==========

Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

            Product                       Interest Rate          Withdrawal / Surrender Charges
---------------------------------         --------------       ----------------------------------
Interest sensitive life contracts         4.0% to 6.5%         Various up to 10 years

Individual annuities                      3.0% to 5.6%         0% to 8% for up to 8 years

Guaranteed investment contracts           5.02% to 6.23%       Subject to market value withdrawal
                                                               provisions for any funds withdrawn
                                                               other than for benefit responsive
                                                               and contractual payments

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


5.   REINSURANCE

The Company participates in reinsurance, with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer, except for cases involving a novation. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Consolidated Statement of Operations for the year ended December 31 are below.


                                              1998        1997        1996
                                            --------    --------    --------
                                                     (In Thousands)

     Direct Premiums                        $ 65,423    $ 51,851    $ 53.776
         Reinsurance assumed                   1,395       1,369       1,128
         Reinsurance ceded - affiliated       (6,532)       (686)       (254)
         Reinsurance ceded - unaffiliated     (2,819)     (3,038)     (3,125)
                                            --------    --------    --------
     Premiums                               $ 57,467    $ 49,496    $ 51,525
                                            ========    ========    ========
     Policyholders' benefits ceded          $ 27,991    $ 25,704    $ 26,796
                                            ========    ========    ========


Reinsurance   recoverables,   included  in  "Other   assets"  in  the  Company's
Consolidated Statements of Financial Position, at December 31 include amounts recoverable on unpaid and paid losses and were as follows:


                                                         1998        1997
                                                        -------     -------
                                                           (In Thousands)

              Life insurance - affiliated               $ 6,481     $ 2,618
              Other reinsurance - affiliated             21,650      23,243
                                                        -------     -------
                                                        $28,131     $25,861
                                                        =======     =======

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


6.   EMPLOYEE BENEFIT PLANS

Pension and Other Postretirement Plans

The Company has a non-contributory defined benefit pension plan which covers substantially all of its Taiwanese employees. This plan was established as of September 30, 1997 and the projected benefit obligation and related expenses at September 30, 1998 was not material to the Consolidated Statements of Financial Position or results of operations for the years presented. All other employee benefit costs are allocated to the Company from Prudential in accordance with the service agreement described in Note 13.


7.   INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                                1998        1997        1996
                                              --------    --------    --------
                                                       (In Thousands)
        Current tax expense (benefit):
           U.S                                $ 67,272    $ 71,989    $ 59,489
           State and local                       2,496       1,337         703
           Foreign                                  --          --           4
                                              --------    --------    --------
           Total                                69,768      73,326      60,196
                                              --------    --------    --------


        Deferred tax expense (benefit):
           U.S                                  14,059     (11,458)     18,413
           State and local                         406          --         526
                                              --------    --------    --------
           Total                                14,465     (11,458)     18,939
                                              --------    --------    --------

         Total income tax expense             $ 84,233    $ 61,868    $ 79,135
                                              ========    ========    ========


The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                1998        1997        1996
                                              --------    --------    --------
                                                       (In Thousands)

        Expected federal income tax expense   $ 82,668    $ 58,885    $ 79,925
        State and local income taxes             1,886         869         799
        Other                                     (321)      2,114      (1,589)
                                              --------    --------    --------
        Total income tax expense              $ 84,233    $ 61,868    $ 79,135
                                              ========    ========    ========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


7.   INCOME TAXES (continued)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                          1998       1997
                                                        --------   --------
                                                          (In Thousands)
           Deferred tax assets
                Insurance reserves                      $ 93,564   $ 52,144
                                                        --------   --------
                Deferred tax assets                       93,564     52,144
                                                        --------   --------

           Deferred tax liabilities
                Deferred acquisition costs               224,179    167,128
                Net investment gains                      12,241     16,068
                Other                                      5,978      7,431
                                                        --------   --------
                Deferred tax liabilities                 242,398    190,627
                                                        --------   --------

           Net deferred tax liability                   $148,834   $138,483
                                                        ========   ========


Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1998 and 1997, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

The Internal Revenue Service (the "Service") has completed examinations of all consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


8.   EQUITY

Reconciliation of Statutory Surplus and Net Income

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the Arizona and New Jersey Departments of Banking and Insurance with net income and equity determined using GAAP.


                                          1998         1997         1996
                                        ---------    ---------    ---------
                                                  (In Thousands)
Statutory net income                    $ (33,097)   $  12,778    $  48,846

Adjustments to reconcile to net
  income on a GAAP basis:
     Statutory income of subsidiaries      18,953       18,553       25,001
     Deferred acquisition costs           202,375       38,003       48,862
     Deferred premium                       2,625        1,144        1,295
     Insurance liabilities                (24,942)      26,517       28,662
     Deferred taxes                       (14,465)      11,458      (18,939)
     Valuation of investments              20,077          506          365
     Other, net                           (19,564)      (2,585)      15,130
                                        ---------    ---------    ---------
GAAP net income                         $ 151,962    $ 106,374    $ 149,222
                                        =========    =========    =========





                                                 1998           1997
                                             -----------    -----------
                                                   (In Thousands)
  Statutory surplus                          $   931,164    $   853,130

  Adjustments to reconcile to equity
    on a GAAP basis:
       Valuation of investments                  117,254         97,787
       Deferred acquisition costs                861,713        655,242
       Deferred premium                          (15,625)       (14,817)
       Insurance liabilities                    (133,811)      (107,525)
       Deferred taxes                           (148,834)      (138,483)
       Other, net                                 41,371        160,183
                                             -----------    -----------
  GAAP stockholder's equity                  $ 1,653,232    $ 1,505,517
                                             ===========    ===========




9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

Fixed maturities and Equity securities

Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Mortgage loans on real estate

The estimated fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

Policy loans

The estimated fair value of policy loans is calculated  using a discounted  cash
flow  model  based  upon  current  U.S.   Treasury  rates  and  historical  loan
repayments.

Policyholders' account balances

Estimated fair values of policyholders' account balances are derived by using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Derivative financial instruments

The fair value of futures is estimated based on market quotes for a transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:

                                                        1998                                   1997
                                          -------------------------------       ---------------------------------
                                            Carrying           Estimated          Carrying            Estimated
                                             Value            Fair Value            Value             Fair Value
                                          -----------         -----------       -------------         -----------
                                                                        (In Thousands)
Financial Assets:
     Fixed maturities:
          Available for sale              $ 2,763,926         $ 2,763,926         $ 2,563,852         $ 2,563,852
          Held to maturity                    410,558             421,845             338,848             350,056
     Equity securities                          2,847               2,847               1,982               1,982
     Mortgage loans                            17,354              19,465              22,787              24,994
     Policy loans                             766,917             806,099             703,955             703,605
     Short-term investments                   240,727             240,727             316,355             316,355
     Cash                                      89,679              89,679              71,358              71,358
     Separate Account assets               11,531,754          11,531,754           8,022,079           8,022,079

Financial Liabilities:
     Policyholders'
        account balances                  $ 2,696,191         $ 2,703,725         $ 2,380,460         $ 2,374,040
     Cash collateral for loaned
        securities                            123,044             123,044             143,421             143,421
     Separate Account liabilities          11,490,751          11,490,751           7,948,788           7,948,788
     Derivatives                                1,723               2,374                 653                 653

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Futures & Options

The Company uses exchange-traded Treasury futures and options to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is estimated based on market quotes for a transaction with similar terms.

Under exchange-traded futures, the Company agrees to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. Futures are typically used to hedge duration mismatches between assets and liabilities by replicating Treasury performance. Treasury futures move substantially in value as interest rates change and can be used to either generate new or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

For futures that meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional value of futures contracts was $40.8 million and $115.7 million at December 31, 1998 and 1997, respectively. The fair value of futures contracts was immaterial at December 31, 1998 and 1997.

When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge permits such investment transactions to be executed with the least possible adverse market impact.

Option premium paid or received is reported as an asset or liability and amortized into income over the life of the option. If options meet the criteria for hedge accounting, changes in their fair value are deferred and recognized as an adjustment to the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are recognized as an adjustment to interest income or expense of the hedged item. If the options do not meet the criteria for hedge accounting, they are fair valued, with changes in fair value reported in current period earnings. The fair value of options was immaterial at December 31, 1998, and there were no options in 1997.

Currency Derivatives

The Company uses currency swaps to reduce market risks from changes in currency values of investments denominated in foreign currencies that the Company either holds or intends to acquire and to alter the currency exposures arising from mismatches between such foreign currencies and the US Dollar.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

If currency derivatives are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in "Foreign currency translation adjustments". If currency derivatives do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in current period earnings.

As of December 31, 1998, the notional value of the swaps was $40.5 million with a fair value of ($2.3) million. There were no currency swaps at year end 1997.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. As of December 31, 1998, 47% of notional consisted of interest rate derivatives, 47% of notional consisted of foreign currency derivatives, and 6% of notional consisted of equity derivatives.


11.  CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.


12.  DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1998, the Company would not be permitted a dividend distribution in 1998.


13.  RELATED PARTY TRANSACTIONS

Service Agreements

Prudential and Pruco Life operate under service and lease agreements whereby services of officers and employees (except for those agents employed by the Company in Taiwan), supplies, use of equipment and office space are provided by Prudential. The net cost of these services allocated to the Company were $269.9 million, $139.5 million and $101.7 million for the years ended December 31, 1998, 1997, and 1996, respectively. These costs are treated in a manner consistent with the Company's policy on deferred acquisition costs.

Prudential and Pruco Life have an agreement with respect to administrative services for the Prudential Series Fund. The Company invests in the various portfolios of the Series Fund through the Separate Accounts. Under this agreement, Prudential pays compensation to Pruco Life in the amount equal to a portion of the gross investment advisory fees paid by the Prudential Series Fund. The Company received from Prudential its allocable share of such compensation in the amount of $40.1 million, $29.4 million and $19.1 million during 1998, 1997 and 1996, respectively, recorded in other income.

Reinsurance

The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1998, 1997, and 1996.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


13.  RELATED PARTY TRANSACTIONS (continued)

Debt Agreements

In July 1998, the Company established a revolving line of credit facility of up to $300 million with Prudential Funding Corporation, a wholly owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 1998.

                       Report of Independent Accountants
                       ---------------------------------



To the Board of Directors of
Pruco Life Insurance Company

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
New York, New York
February 26, 1999

PRUVIDER(SM)
VARIABLE APPRECIABLE LIFE(R)
INSURANCE


PRUvider(SM) Variable APPRECIABLE LIFE(R) was issued by Pruco Life Insurance Company, 213 Washington Street, Newark, NJ 07102-2992 and offered through Pruco Securities Corporation, 751 Broad Street, Newark, NJ 07102-3777, both subsidiaries of The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777. PRUvider is a service mark of Prudential. APPRECIABLE LIFE is a registered mark of Prudential.



[LOGO]  PRUDENTIAL


Pruco Life Insurance Company
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 778-2255


SVAL-1 Ed. 5/99 CAT#6469898

                              PRUvider(SM) Variable
                          Appreciable Life(R) Insurance

                                   PROSPECTUS



                      The Pruco Life of New Jersey Variable
                             Appreciable Account and
                        The Prudential Series Fund, Inc.

                                   MAY 1, 1999





                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

PROSPECTUS
MAY 1, 1999
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

PRUvider(SM)
VARIABLE APPRECIABLE LIFE(R)
INSURANCE CONTRACT


This prospectus describes a variable life insurance contract (the "Contract") offered by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", or "we") under the name PRUvider(SM) VARIABLE APPRECIABLE LIFE(R) Insurance. Pruco Life of New Jersey, a stock life insurance company, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The death benefit varies daily with investment experience but will never be less than a guaranteed minimum amount (the face amount specified in the Contract). There is no guaranteed minimum cash surrender value.

AS OF MAY 1, 1999, PRUCO LIFE OF NEW JERSEY NO LONGER OFFERED THESE CONTRACTS FOR SALE.


You, the Contract owner, may choose to invest your Contract's premiums and their earnings in one or more of the following ways:

o Invest in either one or both of two available subaccounts of the Pruco Life of New Jersey Variable Appreciable Account, each of which invests in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Fund"): the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. Pruco Life of New Jersey may add additional subaccounts in the future.

o Invest in the FIXED-RATE OPTION, which pays a guaranteed interest rate. Pruco Life of New Jersey will credit interest daily on any portion of the premium payment that you have allocated to the fixed-rate option at rates periodically declared by Pruco Life of New Jersey, in its sole discretion. Any such interest rate will never be less than an effective annual rate of 4%.

You have considerable flexibility as to when and in what amounts you pay premiums. On the other hand, it may be to your advantage to pay a Scheduled Premium amount on the dates due, which are at least once a year but may be more often.


This prospectus describes the Contract generally and the Pruco Life of New Jersey PRUvider(SM) Variable Appreciable Account. The prospectus and its statement of additional information also describe the investment objectives and the risks of investing in the Fund portfolios. The statement of additional information is available without charge by telephoning (800) 778-2255.


Before you sign an application to purchase this life insurance contract, you should carefully read this prospectus. If you do purchase the Contract, you should retain this prospectus, together with the Contract, for future reference.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  Web  site
(http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 778-2255


PRUvider is a service mark of Prudential.
APPRECIABLE LIFE is a registered mark of Prudential.

                                TABLE OF CONTENTS

                                                                                     Page

INTRODUCTION AND SUMMARY ..........................................................    1
    BRIEF DESCRIPTION OF THE CONTRACT .............................................    1
    INVESTMENT OPTIONS ............................................................    1
    CHARGES .......................................................................    2
    PREMIUM PAYMENTS ..............................................................    3
    LAPSE AND GUARANTEE AGAINST LAPSE .............................................    4
    REFUND ........................................................................    4

FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF THE FUND ................................    5

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED PREMIUMS ...    8

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, PRUCO LIFE OF
NEW JERSEY  VARIABLE APPRECIABLE ACCOUNTAND THE FIXED RATE OPTION .................    9
    PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY ....................................    9
    PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT .........................    9
    THE FIXED-RATE OPTION .........................................................   10

DETAILED INFORMATION FOR CONTRACT OWNERS ..........................................   10
    REQUIREMENTS FOR ISSUANCE OF A CONTRACT .......................................   10
    SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK" ..................................   10
    CONTRACT FEES AND CHARGES .....................................................   11
        DEDUCTIONS FROM PREMIUMS ..................................................   11
        DEDUCTIONS FROM PORTFOLIOS ................................................   11
        MONTHLY DEDUCTIONS FROM CONTRACT FUND .....................................   11
        DAILY DEDUCTION FROM THE CONTRACT FUND ....................................   13
        SURRENDER OR WITHDRAWAL CHARGES ...........................................   13
        TRANSACTION CHARGES .......................................................   14
    CONTRACT DATE .................................................................   14
    PREMIUMS ......................................................................   14
    ALLOCATION OF PREMIUMS ........................................................   15
    TRANSFERS .....................................................................   16
    HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE ......................   16
    HOW A CONTRACT'S DEATH BENEFIT WILL VARY ......................................   17
    CONTRACT LOANS ................................................................   17
    SURRENDER OF A CONTRACT .......................................................   18
    LAPSE AND REINSTATEMENT .......................................................   18
        FIXED EXTENDED TERM INSURANCE .............................................   18
        FIXED REDUCED PAID-UP INSURANCE ...........................................   18
        VARIABLE REDUCED PAID-UP INSURANCE ........................................   19
        WHAT HAPPENS IF NO REQUEST IS MADE? .......................................   19
    PAID-UP INSURANCE OPTION ......................................................   19
    REDUCED PAID-UP INSURANCE OPTION ..............................................   19
    WHEN PROCEEDS ARE PAID ........................................................   20
    LIVING NEEDS BENEFIT ..........................................................   20
        TERMINAL ILLNESS OPTION ...................................................   20
    VOTING RIGHTS .................................................................   21
    REPORTS TO CONTRACT OWNERS ....................................................   21
    TAX TREATMENT OF CONTRACT BENEFITS ............................................   22
        TREATMENT AS LIFE INSURANCE ...............................................   22
        PRE-DEATH DISTRIBUTIONS ...................................................   22
        WITHHOLDING ...............................................................   22
        OTHER TAX CONSEQUENCES ....................................................   23
    OTHER CONTRACT PROVISIONS .....................................................   23

FURTHER INFORMATION ABOUT THE FUND ................................................   23
    RISK/RETURN SUMMARIES .........................................................   23
    CONSERVATIVE BALANCED PORTFOLIO ...............................................   23
        INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES .............................   23

        PRINCIPAL RISKS ...........................................................   23
        EVALUATING PERFORMANCE ....................................................   24
    FLEXIBLE MANAGED PORTFOLIO ....................................................   24
        INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES .............................   24
        PRINCIPAL RISKS ...........................................................   25
        EVALUATING PERFORMANCE ....................................................   25

HOW THE PORTFOLIOS INVEST .........................................................   26
    CONSERVATIVE BALANCED PORTFOLIO ...............................................   26
        INVESTMENT OBJECTIVE AND POLICIES .........................................   26
        DERIVATIVES AND OTHER STRATEGIES ..........................................   27
        ADDITIONAL STRATEGIES .....................................................   28
    FLEXIBLE MANAGED PORTFOLIO ....................................................   28
        INVESTMENT OBJECTIVE AND POLICIES .........................................   28
        DERIVATIVES AND OTHER STRATEGIES ..........................................   29
        ADDITIONAL STRATEGIES .....................................................   30

INVESTMENT RISKS ..................................................................   31

HOW THE PORTFOLIOS ARE MANAGED ....................................................   35
    PURCHASE AND SALE OF FUND SHARES ..............................................   35

OTHER FUND INFORMATION ............................................................   36
    DISTRIBUTOR ...................................................................   36
    MONITORING FOR POSSIBLE CONFLICTS .............................................   36

STATE REGULATION ..................................................................   36

EXPERTS ...........................................................................   36

LITIGATION ........................................................................   36

YEAR 2000 COMPLIANCE...............................................................   37

EXPANDED TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..................   38

ADDITIONAL INFORMATION.............................................................   40

FINANCIAL STATEMENTS...............................................................   40

FINANCIAL STATEMENTS OF THE PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT..............................   A1

FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY ................   B1

--------------------------------------------------------------------------------
                            INTRODUCTION AND SUMMARY

THIS SUMMARY PROVIDES ONLY AN OVERVIEW OF THE MORE SIGNIFICANT PROVISIONS OF THE CONTRACT. WE PROVIDE FURTHER DETAIL IN THE SUBSEQUENT SECTIONS OF THIS PROSPECTUS, AS WELL AS IN A STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE TO YOU UPON REQUEST WITHOUT CHARGE. A DESCRIPTION OF THE CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 38.


AS OF MAY 1, 1999, PRUCO LIFE OF NEW JERSEY NO LONGER OFFERED THESE CONTRACTS FOR SALE.


As you read this prospectus, you should keep in mind that this is a variable life insurance contract. VARIABLE LIFE INSURANCE has significant investment aspects and requires you to make investment decisions, and therefore it is also a "security." Securities that are offered to the public must be registered with the Securities and Exchange Commission. The prospectus that is a part of the registration statement must be given to all prospective purchasers. A substantial part of the premium pays for life insurance that will pay a benefit to the beneficiary, in the event of the insured's death. This death benefit generally far exceeds total premium payments. You should not purchase this Contract, therefore, unless the major reason for the purchase is to provide life insurance protection. Because the Contract provides whole life insurance, it also serves a second important objective. It can be expected to provide a cash surrender value that can be used during your lifetime.

BRIEF DESCRIPTION OF THE CONTRACT


The Pruco Life of New Jersey PRUvider VARIABLE APPRECIABLE LIFE Insurance Contract (the "Contract") is issued and sold by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", or "we"). The Contract is a form of flexible premium variable life insurance. It is based on a Contract Fund, the value of which changes every business day. The Contract Fund amount represents the value of your Contract on that day. There is a surrender charge if you decide to surrender the Contract during the first 10 Contract years.


A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. Pruco Life of New Jersey has established the Pruco Life of New Jersey Variable Appreciable Account (the "Account") under New Jersey law as a separate investment account whose assets are segregated from all other assets of Pruco Life of New Jersey. The Account is divided into two subaccounts, and you decide which one[s] will hold the assets of your Contract Fund. Whenever you pay a premium, Pruco Life of New Jersey first deducts certain charges and, except for amounts allocated to the fixed-rate option, puts the remainder - the "net premium" - into the Account. The money allocated to each subaccount is immediately invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Fund"), a series mutual fund for which Prudential is the investment adviser. The two Fund portfolios -- the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO -- differ in the amount of risk associated with them and are described in more detail below.

The Fund is an investment company registered under the Investment Company Act of 1940.

INVESTMENT OPTIONS

When you first buy the Contract you give instructions to Pruco Life of New Jersey as to what combination of the three investment options you wish your Contract Fund invested. Thereafter you may make changes in these allocations either in writing or by telephone. The investment objectives of the portfolios, described more fully starting on page 23 of this prospectus, are as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS


O CONSERVATIVE BALANCED PORTFOLIO. The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations, and money market instruments. This Portfolio is appropriate for an investor desiring diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio.

o FLEXIBLE MANAGED PORTFOLIO. The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of money equity securities, debt obligations, and money market instruments. This Portfolio is appropriate for an investor desiring diversification, who is willing to accept a relatively high level of loss, in an effort to achieve greater appreciation.


FIXED-RATE OPTION

The fixed-rate option provides a guarantee against loss of principal plus income at a rate which may change at yearly intervals, for new premium deposits, it changes monthly, but will never be lower than an effective annual rate of 4%.

CHARGES

Pruco Life of New Jersey deducts certain charges from each premium payment and from the amounts held in the designated subaccounts and the fixed rate option. In addition, Pruco Life of New Jersey makes certain additional charges if a Contract lapses or is surrendered during the first 10 Contract years. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CONTRACT FEES AND CHARGES on page 11. In brief, Pruco Life of New Jersey may make the following charges:

    ------------------------------------------------------------------------
                                PREMIUM PAYMENT
    ------------------------------------------------------------------------

                    -----------------------------------------
                    o    less charge for taxes attributable
                         to premiums

                    o    less $2 processing fee
                    -----------------------------------------

    ------------------------------------------------------------------------
                             INVESTED PREMIUM AMOUNT

     o    To be invested in one or a combination of:

          o    The Conservative Balanced Portfolio

          o    The Flexible Managed Portfolio

          o    The fixed-rate option

    ------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    ------------------------------------------------------------------------
                                  DAILY CHARGES

     o We deduct management fees and expenses from the Fund assets. The total expenses of each portfolio for the year 1998, expressed as a percentage of the average assets during the year, are as follows:

          Portfolios             Conservative Balanced          Flexible Managed
          Advisory Fee                  0.55%                        0.60%
          Other Expenses                0.02%                        0.01%
          Total Expenses                0.57%                        0.61%

     o We deduct a daily mortality and expense risk charge equivalent to an annual rate of up to 0.9% from the subaccount assets.
    ------------------------------------------------------------------------

    ------------------------------------------------------------------------
                                 MONTHLY CHARGES

     o We deduct a sales charge from the Contract Fund in the amount of 1/2 of 1% of the primary annual premium.

     o We reduce the Contract Fund by a guaranteed minimum death benefit risk charge of not more than $0.01 per $1,000 of the face amount of insurance.

     o We reduce the Contract Fund by an administrative charge of up to $6 per Contract and up to $0.19 per $1,000 of face amount of insurance (currently, on a non-guaranteed basis, the $0.19 charge is decreased to $0.09 per $1,000); if the face amount of the Contract is less than $10,000, there is an additional charge of $0.30 per $1,000 of face amount.

     o We deduct a charge for anticipated mortality. The maximum charge is based on the non-smoker/smoker 1980 CSO Tables.

     o If the Contract includes riders, we deduct rider charges from the Contract Fund.

     o If the rating class of the insured results in an extra charge, we will deduct that charge from the Contract Fund.
    ------------------------------------------------------------------------

    ------------------------------------------------------------------------
                           POSSIBLE ADDITIONAL CHARGES

     o During the first 10 years, we will assess a contingent deferred sales charge if the Contract lapses or is surrendered. During the first five years, the maximum contingent deferred sales charge is 50% of the first year's primary annual premium. This charge is both subject to other important limitations and reduced for Contracts that have been inforce for more than five years.

     o During the first 10 years, we will assess a contingent deferred administrative charge if the Contract lapses or is surrendered. During the first five years, this charge equals $5 per $1,000 of face amount. It begins to decline uniformly after the fifth Contract year so that it disappears on the 10th Contract anniversary.

     o We assess an administrative processing charge of up to $15 for each withdrawal of excess cash surrender value.

    ------------------------------------------------------------------------

Because of the charges listed above, and in particular because of the significant charges deducted upon early surrender or lapse, you should purchase a Contract only if you intend to, and have the financial capability to, keep it for a substantial period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


PREMIUM PAYMENTS

Your Contract sets forth an annual Scheduled Premium, or one that is payable more frequently, such as monthly. Pruco Life of New Jersey guarantees that, if the Scheduled Premiums are paid when due (or if missed premiums are paid later, with interest), the death benefit will be paid upon the death of the insured. Your Contract will not lapse even if investment experience is so unfavorable that the Contract Fund value drops to zero.

The amount of the Scheduled Premium depends on the Contract's face amount, the insured's sex and age at issue, the insured's risk classification, the rate for taxes attributable to premiums, and the frequency of premium payments selected. Under certain low face amount Contracts issued on younger insureds, the payment of the Scheduled Premium may cause the Contract to be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.

LAPSE AND GUARANTEE AGAINST LAPSE

Pruco Life of New Jersey's PRUVIDER Variable APPRECIABLE LIFE Insurance Contract is a form of life insurance that provides much of the flexibility of variable universal life, with two important distinctions:

o Pruco Life of New Jersey guarantees that if the Scheduled Premiums are paid when due, or within the grace period (or missed premiums are paid later with interest), the Contract will not lapse and, at least, the face amount of insurance will be paid upon the death of the insured. This is true even if, because of unfavorable investment experience, the Contract Fund value should drop to zero.

o If all premiums are not paid when due (or not made up later), the Contract will still not lapse as long as the Contract Fund is higher than a stated amount set forth in a table in the Contract. This amount is called the "Tabular Contract Fund", and it increases each year. In later years it becomes quite high. The Contract lapses when the Contract Fund falls below this stated amount, rather than when it drops to zero. This means that, when a PRUVIDER Variable APPRECIABLE LIFE Contract lapses, it may still have considerable value, and you may have a substantial incentive to reinstate it. If you choose not to reinstate, on the other hand, you may take the cash surrender value under several options.

REFUND

For a limited time, a Contract may be returned for a refund in accordance with the terms of its "free look" provision. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK", page 10.

                                   ----------

THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN YOUR BEST INTEREST. IN MOST CASES, IF YOU REQUIRE ADDITIONAL COVERAGE, THE BENEFITS OF YOUR EXISTING CONTRACT CAN BE PROTECTED BY PURCHASING ADDITIONAL INSURANCE OR A SUPPLEMENTAL CONTRACT. IF YOU ARE CONSIDERING REPLACING A CONTRACT, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING CONTRACT WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT A QUALIFIED TAX ADVISER.

THIS PROSPECTUS MAY ONLY BE OFFERED IN JURISDICTIONS IN WHICH THE OFFERING IS LAWFUL. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND ITS STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In the following pages of this prospectus we describe in much greater detail all of the provisions of the Contract. The description is preceded by two sets of tables. The first set provides, in condensed form, financial information about the portfolios of the Fund, beginning on the date each of them was first established. The second set shows what the cash surrender values and death benefits would be under a Contract issued on a hypothetical person, making certain assumptions. These tables show generally how the values under the Contract would vary, with different investment performances.

               FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF THE FUND

The tables that follow provide information about the annual investment income, capital appreciation and expenses of the two available portfolios of the Fund for each year, beginning with the year after the Fund was established. They are prepared on a per share basis and therefore provide useful information about the investment performance of each portfolio.

NOTE, HOWEVER, THAT THESE TABLES DO NOT TELL YOU HOW YOUR CONTRACT FUND WOULD HAVE CHANGED DURING THIS PERIOD BECAUSE THEY DO NOT REFLECT THE DEDUCTIONS FROM THE CONTRACT FUND OTHER THAN THE PORTFOLIO DEDUCTIONS.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             CONSERVATIVE BALANCED
                                        -----------------------------------------------------------------
                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                        -----------------------------------------------------------------
                                          1998          1997          1996         1995(a)       1994(a)
                                        ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year ..   $   14.97     $   15.52     $   15.31     $   14.10     $   14.91
                                        ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............        0.66          0.76          0.66          0.63          0.53
Net realized and unrealized gains
 (losses) on investments ............        1.05          1.26          1.24          1.78         (0.68)
                                        ---------     ---------     ---------     ---------     ---------
   Total from investment operations .       1 .71          2.02          1.90          2.41         (0.15)
                                        ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Dividends from net investment income        (0.66)        (0.76)        (0.66)        (0.64)        (0.51)
Distributions from net realized gains       (0.94)        (1.81)        (1.03)        (0.56)        (0.15)
                                        ---------     ---------     ---------     ---------     ---------
   Total distributions ..............       (1.60)        (2.57)        (1.69)        (1.20)        (0.66)
                                        ---------     ---------     ---------     ---------     ---------
Net Asset Value, end of year ........   $   15.08     $   14.97     $   15.52     $   15.31     $   14.10
                                        =========     =========     =========     =========     =========
TOTAL INVESTMENT RETURN:(b) .........       11.74%        13.45%        12.63%        17.27%        (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)   $ 4,796.0     $ 4,744.2     $ 4,478.8     $ 3,940.8     $ 3,501.1
Ratios to average net assets:
 Expenses ...........................        0.57%         0.56%         0.59%         0.58%         0.61%
 Net investment income ..............        4.19%         4.48%         4.13%         4.19%         3.61%
Portfolio turnover rate .............         167%          295%          295%          201%          125%

(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                               FLEXIBLE MANAGED
                                                                  YEAR ENDED
                                        -----------------------------------------------------------------
                                                                 DECEMBER 31,
                                        -----------------------------------------------------------------
                                          1998          1997          1996         1995(a)       1994(a)
                                        ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year ..   $   17.28     $   17.79     $   17.86     $   15.50     $   16.96
                                        ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............        0.58          0.59          0.57          0.56          0.47
Net realized and unrealized gains
 (losses) on investments ............        1.14          2.52          1.79          3.15         (1.02)
                                        ---------     ---------     ---------     ---------     ---------
   Total from investment operations .        1.72          3.11          2.36          3.71         (0.55)
                                        ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Dividends from net investment income        (0.59)        (0.58)        (0.58)        (0.56)        (0.45)
Distributions from net realized gains       (1.85)        (3.04)        (1.85)        (0.79)        (0.46)
                                        ---------     ---------     ---------     ---------     ---------
   Total distributions ..............       (2.44)        (3.62)        (2.43)        (1.35)        (0.91)
                                        ---------     ---------     ---------     ---------     ---------
Net Asset Value, end of year ........   $   16.56     $   17.28     $   17.79     $   17.86     $   15.50
                                        =========     =========     =========     =========     =========
TOTAL INVESTMENT RETURN:(b) .........       10.24%        17.96%        13.64%        24.13%        (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)   $ 5,410.0     $ 5,490.1     $ 4,896.9     $ 4,261.2     $ 3,481.5
Ratios to average net assets:
 Expenses ...........................        0.61%         0.62%         0.64%         0.63%         0.66%
 Net investment income ..............        3.21%         3.02%         3.07%         3.30%         2.90%
Portfolio turnover rate .............         138%          227%          233%          173%          124%

(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

                     ILLUSTRATIONS OF CASH SURRENDER VALUES,
                     DEATH BENEFITS AND ACCUMULATED PREMIUMS


The following four tables show how a Contract's death benefit and cash surrender values change with the investment performance of the Account. They are "hypothetical" because they are based, in part, upon several assumptions which are described below. All four tables assume the following:

o a Contract of a given face amount bought by a 35 year old male, non-smoker, with no extra risks or substandard ratings, and no extra benefit riders added to the Contract.

o the Scheduled Premium is paid on each Contract anniversary, the deduction for taxes attributable to premiums is 3.25% and no loans are taken.

o the Contract fund has been invested in equal amounts in each of the two available portfolios of the Fund and no portion of the Contract Fund has been allocated to the fixed-rate option.

The first table (page T1) assumes a Contract with a $5,000 face amount has been purchased and the second table (page T2) assumes a Contract with a $20,000 face amount has been purchased. Both assume the current charges will continue for the indefinite future. The third and fourth tables (pages T3 and T4) are based upon the same assumptions except it is assumed the maximum contractual charges have been made from the beginning.

Finally, there are four assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other three assumptions are that investment performance will be at a uniform gross annual rate of 4%, 8% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and cash surrender values would be different from those shown if investment returns averaged 0%, 4%, 8% and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values change with investment experience.

The first column in the following four tables (pages T1 through T4) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the Scheduled Premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next four columns show the death benefit payable at the end of each of the years shown for the four different assumed investment returns. The last four columns show the cash surrender value payable at the end of each of the years shown for the four different assumed investment returns. The cash surrender values in the first 10 years reflect the surrender charges that would be deducted if the Contract were surrendered in those years.

A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the two portfolios of 0.59%, and the daily deduction from the Contract Fund of 0.9% per year. Thus, based on the above assumptions, gross investment returns of 0%, 4%, 8% and 12% are the equivalent of net investment returns of -1.49%, 2.51%, 6.51%, and 10.51%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.59% and will depend on which subaccounts are selected. The death benefits and cash surrender values shown reflect the deduction of all expenses and charges, including monthly charges, both from the Fund and under the Contract.

If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 35 year old man, may be useful for a 35 year old man but would be inaccurate if made for insureds of other ages or sex. Your Pruco Life of New Jersey representative can provide you with a hypothetical illustration for a person of your own age, sex, and rating class.

                                  ILLUSTRATION
                                  ------------

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED ISSUE AGE 35
                         $5,000 GUARANTEED DEATH BENEFIT
                           $173.70 ANNUAL PREMIUM (1)
                        USING CURRENT CONTRACTUAL CHARGES

                                            Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
               Premiums                Annual Investment Return of                         Annual Investment Return of
  End of     Accumulated   ---------------------------------------------------- ----------------------------------------------------
  Policy    at 4% Interest   0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year      Per Year      (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net) (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net)
  ------    -------------- ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1          $   181        $5,003       $5,007      $ 5,011       $ 5,016         $  0       $    0      $     2       $     6
     2          $   369        $5,002       $5,013      $ 5,025       $ 5,036         $ 48       $   59      $    70       $    82
     3          $   564        $5,000       $5,019      $ 5,040       $ 5,063         $101       $  121      $   142       $   165
     4          $   767        $5,000       $5,024      $ 5,058       $ 5,096         $154       $  185      $   219       $   257
     5          $   978        $5,000       $5,028      $ 5,079       $ 5,136         $205       $  249      $   300       $   357
     6          $ 1,198        $5,000       $5,034      $ 5,105       $ 5,187         $268       $  330      $   401       $   483
     7          $ 1,427        $5,000       $5,039      $ 5,134       $ 5,248         $331       $  411      $   507       $   620
     8          $ 1,665        $5,000       $5,043      $ 5,167       $ 5,320         $392       $  494      $   618       $   771
     9          $ 1,912        $5,000       $5,047      $ 5,205       $ 5,404         $452       $  578      $   736       $   935
    10          $ 2,169        $5,000       $5,050      $ 5,248       $ 5,503         $511       $  663      $   861       $ 1,116
    15          $ 3,617        $5,000       $5,058      $ 5,544       $ 6,271         $721       $1,047      $ 1,532       $ 2,259
    20          $ 5,379        $5,000       $5,048      $ 6,027       $ 9,117         $882       $1,457      $ 2,436       $ 4,122
    25          $ 7,523        $5,000       $5,016      $ 6,983       $13,550         $970       $1,882      $ 3,643       $ 7,069
30 (Age 65)     $10,132        $5,000       $5,000      $ 8,747       $19,608         $940       $2,304      $ 5,202       $11,661
    35          $13,305        $5,000       $5,000      $10,721       $27,975         $700       $2,696      $ 7,157       $18,678
    40          $17,166        $5,000       $5,000      $12,973       $39,652         $ 52       $3,019      $ 9,560       $29,220
    45          $21,864        $5,000       $5,000      $15,607       $56,163         $  0       $3,189      $12,446       $44,788

(1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.




                                       T1

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED ISSUE AGE 35
                        $20,000 GUARANTEED DEATH BENEFIT
                           $390.90 ANNUAL PREMIUM (1)
                        USING CURRENT CONTRACTUAL CHARGES

                                           Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
               Premiums                Annual Investment Return of                         Annual Investment Return of
  End of     Accumulated   ---------------------------------------------------- ----------------------------------------------------
  Policy    at 4% Interest   0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year      Per Year      (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net) (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net)
  ------    -------------- ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1          $   407       $20,012      $20,024      $20,036      $ 20,048       $   39      $    50      $    62      $     74
     2          $   829       $20,013      $20,046      $20,080      $ 20,115       $  243      $   276      $   310      $    345
     3          $ 1,269       $20,002      $20,065      $20,133      $ 20,204       $  442      $   506      $   573      $    644
     4          $ 1,726       $20,000      $20,082      $20,195      $ 20,317       $  636      $   739      $   852      $    974
     5          $ 2,202       $20,000      $20,095      $20,266      $ 20,457       $  833      $   986      $ 1,157      $  1,347
     6          $ 2,697       $20,000      $20,112      $20,357      $ 20,636       $1,084      $ 1,296      $ 1,540      $  1,820
     7          $ 3,211       $20,000      $20,128      $20,461      $ 20,853       $1,335      $ 1,617      $ 1,950      $  2,342
     8          $ 3,746       $20,000      $20,141      $20,579      $ 21,111       $1,582      $ 1,944      $ 2,383      $  2,914
     9          $ 4,302       $20,000      $20,152      $20,715      $ 21,416       $1,824      $ 2,276      $ 2,839      $  3,539
    10          $ 4,881       $20,000      $20,160      $20,867      $ 21,773       $2,060      $ 2,612      $ 3,319      $  4,225
    15          $ 8,140       $20,000      $20,164      $21,949      $ 24,589       $2,900      $ 4,119      $ 5,903      $  8,544
    20          $12,106       $20,000      $20,092      $23,738      $ 34,499       $3,549      $ 5,730      $ 9,376      $ 15,597
    25          $16,931       $20,000      $20,000      $26,860      $ 51,316       $3,900      $ 7,391      $14,013      $ 26,771
30 (Age 65)     $22,801       $20,000      $20,000      $33,679      $ 74,293       $3,775      $ 9,031      $20,028      $ 44,181
    35          $29,942       $20,000      $20,000      $41,307      $106,029       $2,801      $10,514      $27,578      $ 70,789
    40          $38,631       $20,000      $20,000      $50,014      $150,318       $  181      $11,630      $36,856      $110,771
    45          $49,203       $20,000      $20,000      $60,199      $212,938       $    0      $11,934      $48,007      $169,812

(1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T2

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED ISSUE AGE 35
                         $5,000 GUARANTEED DEATH BENEFIT
                           $173.70 ANNUAL PREMIUM (1)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                           Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
               Premiums                Annual Investment Return of                         Annual Investment Return of
  End of     Accumulated   ---------------------------------------------------- ----------------------------------------------------
  Policy    at 4% Interest   0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year      Per Year      (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net) (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net)
  ------    -------------- ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1          $   181        $5,000       $5,000      $ 5,004       $ 5,009         $  0       $    0       $    0       $     0
     2          $   369        $5,000       $5,000      $ 5,010       $ 5,022         $ 35       $   45       $   56       $    67
     3          $   564        $5,000       $5,000      $ 5,018       $ 5,040         $ 82       $  101       $  120       $   142
     4          $   767        $5,000       $5,000      $ 5,028       $ 5,063         $128       $  157       $  189       $   224
     5          $   978        $5,000       $5,000      $ 5,040       $ 5,093         $172       $  214       $  261       $   314
     6          $ 1,198        $5,000       $5,000      $ 5,054       $ 5,130         $228       $  285       $  350       $   426
     7          $ 1,427        $5,000       $5,000      $ 5,071       $ 5,174         $283       $  356       $  443       $   547
     8          $ 1,665        $5,000       $5,000      $ 5,090       $ 5,228         $336       $  428       $  541       $   679
     9          $ 1,912        $5,000       $5,000      $ 5,112       $ 5,291         $388       $  501       $  643       $   822
    10          $ 2,169        $5,000       $5,000      $ 5,137       $ 5,366         $439       $  574       $  750       $   979
    15          $ 3,617        $5,000       $5,000      $ 5,320       $ 5,954         $603       $  887       $1,309       $ 1,942
    20          $ 5,379        $5,000       $5,000      $ 5,627       $ 7,702         $713       $1,205       $2,037       $ 3,482
    25          $ 7,523        $5,000       $5,000      $ 6,110       $11,242         $742       $1,503       $2,975       $ 5,865
30 (Age 65)     $10,132        $5,000       $5,000      $ 7,022       $15,936         $635       $1,744       $4,176       $ 9,477
    35          $13,305        $5,000       $5,000      $ 8,452       $22,224         $284       $1,853       $5,643       $14,837
    40          $17,166        $5,000       $5,000      $10,014       $30,713         $  0       $1,672       $7,379       $22,633
    45          $21,864        $5,000       $5,000      $11,750       $42,268         $  0       $  767       $9,370       $33,708

(1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T3

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED ISSUE AGE 35
                        $20,000 GUARANTEED DEATH BENEFIT
                           $390.90 ANNUAL PREMIUM (1)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                           Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
               Premiums                Annual Investment Return of                         Annual Investment Return of
  End of     Accumulated   ---------------------------------------------------- ----------------------------------------------------
  Policy    at 4% Interest   0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year      Per Year      (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net) (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net)
  ------    -------------- ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1          $   407       $20,000      $20,000      $20,009      $ 20,020       $   12       $   24      $    35      $     46
     2          $   829       $20,000      $20,000      $20,024      $ 20,057       $  191       $  222      $   253      $    286
     3          $ 1,269       $20,000      $20,000      $20,045      $ 20,111       $  364       $  423      $   485      $    551
     4          $ 1,726       $20,000      $20,000      $20,074      $ 20,186       $  533       $  628      $   731      $    843
     5          $ 2,202       $20,000      $20,000      $20,110      $ 20,284       $  705       $  844      $ 1,000      $  1,174
     6          $ 2,697       $20,000      $20,000      $20,154      $ 20,408       $  925       $1,117      $ 1,338      $  1,591
     7          $ 3,211       $20,000      $20,000      $20,208      $ 20,561       $1,145       $1,398      $ 1,697      $  2,050
     8          $ 3,746       $20,000      $20,000      $20,271      $ 20,746       $1,360       $1,683      $ 2,074      $  2,549
     9          $ 4,302       $20,000      $20,000      $20,345      $ 20,968       $1,569       $1,970      $ 2,469      $  3,092
    10          $ 4,881       $20,000      $20,000      $20,431      $ 21,232       $1,772       $2,260      $ 2,883      $  3,683
    15          $ 8,140       $20,000      $20,000      $21,070      $ 23,346       $2,433       $3,487      $ 5,024      $  7,300
    20          $12,106       $20,000      $20,000      $22,169      $ 28,945       $2,881       $4,725      $ 7,807      $ 13,086
    25          $16,931       $20,000      $20,000      $23,925      $ 42,300       $2,994       $5,874      $11,387      $ 22,068
30 (Age 65)     $22,801       $20,000      $20,000      $26,854      $ 60,009       $2,566       $6,774      $15,970      $ 35,686
    35          $29,942       $20,000      $20,000      $32,365      $ 83,731       $1,153       $7,105      $21,608      $ 55,902
    40          $38,631       $20,000      $20,000      $38,386      $115,758       $    0       $6,187      $28,287      $ 85,303
    45          $49,203       $20,000      $20,000      $45,078      $159,345       $    0       $2,146      $35,948      $127,073

(1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T4

                      GENERAL INFORMATION ABOUT PRUCO LIFE
                 INSURANCE COMPANY OF NEW JERSEY, PRUCO LIFE OF
                  NEW JERSEY VARIABLE APPRECIABLE ACCOUNT AND
                             THE FIXED RATE OPTION

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", or "we") is a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities only in the States of New Jersey and New York. Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which in turn is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.

The plan of reorganization, which hasn't been developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally, the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including the types, amounts and issue years of their policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, while mutual fund customers and customers of the Company's subsidiaries, such as the Pruco Life insurance companies, would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contract owners of Prudential's subsidiaries.

As of December 31, 1998, Prudential has invested over $127 million in Pruco Life of New Jersey in connection with Pruco Life of New Jersey's organization and operation. Prudential may make additional capital contributions to Pruco Life of New Jersey as needed to enable it to meet its reserve requirements and expenses. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life of New Jersey's financial statements begin on page B1 and should be considered only as bearing upon Pruco Life of New Jersey's ability to meet its obligations under the Contracts.

PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

Pruco Life of New Jersey Variable Appreciable Account was established on January 13, 1984 under New Jersey law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life of New Jersey's other assets.


The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life of New Jersey . Pruco Life of New Jersey is also the legal owner of the assets in the Account. Pruco Life of New Jersey will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life of New Jersey conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life of New Jersey to commence operation of the Account and may include accumulations of the charges Pruco Life of New Jersey makes against the Account. From time to time these additional assets will be transferred to Pruco Life of New Jersey's general account. Before making any such transfer, Pruco Life of New Jersey will consider any possible adverse impact the transfer might have on the Account.

The Account is a unit investment trust, which is a type of investment company. It is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). This does not involve any supervision by the SEC of the management, investment policies, or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life of New Jersey.

There are currently two subaccounts within the Account, one of which invests in the Conservative Balanced Portfolio and the other of which invests in the Flexible Managed Portfolio of the Fund. We may add additional subaccounts in the future. The Account's financial statements begin on page A1.

THE FIXED-RATE OPTION

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED-RATE OPTION UNDER THE CONTRACT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE FIXED-RATE OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS, AND PRUCO LIFE OF NEW JERSEY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED-RATE OPTION. ANY INACCURATE OR MISLEADING DISCLOSURE REGARDING THE FIXED-RATE OPTION MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF FEDERAL SECURITIES LAWS.

You may choose to allocate, either initially or by transfer, all or part of your Contract Fund to the fixed-rate option. This amount becomes part of Pruco Life of New Jersey=s general account. Pruco Life of New Jersey=s general account consists of all assets owned by Pruco Life of New Jersey other than those in the Account and in other separate accounts that have been or may be established by Pruco Life of New Jersey. Subject to applicable law, Pruco Life of New Jersey has sole discretion over the investment of the general account assets. Contract owners do not share in the investment experience of those assets. Instead, Pruco Life of New Jersey guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life of New Jersey declares periodically. This rate may not be less than an effective annual rate of 4%.

Currently, the following steps are taken for crediting interest rates: (1) declared interest rates remain in effect from the date money is allocated to the fixed-rate option until the Monthly date in the same month in the following year (see CONTRACT DATE on page 14); thereafter, a new crediting rate will be declared each year and will remain in effect for the calendar year. Pruco Life of New Jersey reserves the right to change this practice. Pruco Life of New Jersey is not obligated to credit interest at a higher rate than 4%, although we may do so. Different crediting rates may be declared for different portions of the Contract Fund allocated to the fixed-rate option. At least annually and on request, you will be advised of the interest rates that currently apply to your Contract. The term Monthly Date means the day of each month that is the same as the Contract Date.

Transfers from the fixed-rate option are subject to strict limits. See TRANSFERS, page 16. The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to six months. See WHEN PROCEEDS ARE PAID, page 20.


                    DETAILED INFORMATION FOR CONTRACT OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Generally, the Contract may be issued on insureds below the age of 76. You may apply for a minimum initial guaranteed death benefit of $5,000; the maximum you may apply for is $25,000. Proposed insureds, 21 years of age or less, may apply for a minimum initial guaranteed death benefit of $10,000. Before issuing any Contract, Pruco Life of New Jersey requires evidence of insurability, which may include a medical examination. Non-smokers who meet preferred underwriting requirements are offered the most favorable premium rate. Pruco Life of New Jersey charges a higher premium if an extra mortality risk is involved. These are the current underwriting requirements. We reserve the right to change these requirements on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires and if you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience.

CONTRACT FEES AND CHARGES

This section provides a more detailed description of each charge that is described briefly in the chart on page 2.

In several instances we use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life of New Jersey is entitled to make under the Contract. The "current charge" is the lower amount that we are now charging. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

A  Contract  owner  may add  several  "riders"  to the  Contract  which  provide additional benefits and are charged for separately. The statement and description of charges that follows assumes there are no riders to the Contract.

DEDUCTIONS FROM PREMIUMS


(a) Pruco Life of New Jersey deducts a charge for taxes attributable to premiums from each premium payment. That charge is currently made up of two parts. The first part is a charge for state and local premium-based taxes. The tax rate varies from state to state, generally ranging from 0.75% to 5% (but in some instances may exceed 5%) of the premium received by Pruco Life of New Jersey. The amount charged may be more than Pruco Life of New Jersey actually pays. The second part is a charge for federal income taxes measured by premiums, equal to 1.25% of the premium. We believe that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1998, 1997, and 1996, we received a total of approximately $124,201, $130,658, and $168,923, respectively, in charges for taxes attributable to premiums.

(b) Pruco Life of New Jersey deducts a charge of $2 from each premium payment to cover the cost of collecting and processing premiums. Thus, if you pay premiums annually, this charge will be $2 per year. If you pay premiums monthly, the charge will be $24 per year. If you pay premiums more frequently, for example under a payroll deduction plan with your employer, the charge may be more than $24 per year. During 1998, 1997, and 1996, we received a total of approximately $217,724, $219,537, and $205,362, respectively, in processing charges.


DEDUCTIONS FROM PORTFOLIOS

Pruco Life of New Jersey deducts an investment advisory fee daily from each portfolio at a rate, on an annualized basis, of 0.55% for the Conservative Balanced Portfolio and 0.60% for the Flexible Managed Portfolio.

We pay expenses incurred in conducting the investment operations of the portfolios (such as investment advisory fees, custodian fees and preparation and distribution of annual reports) out of the portfolio's income. These expenses also vary by portfolio. The total expenses of each portfolio for the year 1998, expressed as a percentage of the average assets during the year, are as follows:


  ------------------------------------------------------------------------------
                                      ADVISORY         OTHER          TOTAL
              PORTFOLIO                 FEE          EXPENSES        EXPENSES
  ------------------------------------------------------------------------------
  Conservative Balanced                0.55%            0.02%          0.57%
  Flexible Managed                     0.60%            0.01%          0.61%
  ------------------------------------------------------------------------------



MONTHLY DEDUCTIONS FROM CONTRACT FUND

Pruco Life of New Jersey deducts the following monthly charges proportionately from the dollar amounts held in each of the chosen investment option[s].

(a) Pruco Life of New Jersey deducts a sales charge, often called a "sales load", to pay part of the costs of selling the Contracts, including commissions, advertising, and the printing and distribution of prospectuses and sales literature. The charge is equal to 0.5% of the "primary annual premium." The primary annual premium is equal to the Scheduled Premium that would be payable if premiums were being paid annually, less the two deductions from premiums (taxes attributable to premiums and the $2 processing charge), and less the $6 part of the monthly deduction described in (c) below, the $0.30 per $1,000 of face amount for Contracts with a face amount of less than $10,000, and any extra premiums for riders or substandard risks. The sales load is charged whether the Contract owner is paying premiums annually or more frequently. It is lower on Contracts issued on insureds over 60 years of age. To summarize, for most Contracts, this charge is somewhat less than 6% of the annual Scheduled Premium.


There is a second sales load, which will be charged only if a Contract lapses or is surrendered before the end of the 10th Contract year. It is often described as a contingent deferred sales load ("CDSL") and is described later under SURRENDER OR WITHDRAWAL CHARGES, page 13. During 1998, 1997, and 1996, we received a total of approximately $513,309, $568,524, and $468,823, respectively, in sales load charges.

(b) Pruco Life of New Jersey deducts a charge of not more than $0.01 per $1000 of face amount of insurance to compensate for the risk we assume in guaranteeing that, no matter how unfavorable investment experience may be, the death benefit will never be less than the guaranteed minimum death benefit, so long as Scheduled Premiums are paid on or before the due date or during the grace period. This charge will not be made if the Contract has been continued inforce pursuant to an option on lapse. During 1998, 1997, and 1996, we received a total of approximately $25,605, $26,181, and $24,222, respectively, for this risk charge.

(c) Pruco Life of New Jersey deducts an administrative charge of $6 plus up to $0.19 per $1,000 of face amount of insurance. Currently, on a non-guaranteed basis, this charge is reduced from $0.19 to $0.09 per $1,000. The charge is intended to pay for processing claims, keeping records, and communicating with Contract owners. If premiums are paid by automatic transfer under the Pru-Matic Plan, as described on page 14, the current charge is further reduced to $0.07 per $1,000 of face amount. There is an additional charge of $0.30 per $1,000 of face amount if the face amount of the Contract is less than $10,000. This monthly administrative charge will not be made if the Contract has been continued inforce pursuant to an option on lapse. During 1998, 1997, and 1996, we received a total of approximately $1,268,693, $1,352,185, and $1,263,734, respectively, in monthly administrative charges.


(d) Pruco Life of New Jersey deducts a mortality charge that is intended to be used to pay death benefits. When an insured dies, the amount payable to the beneficiary is larger than the Contract Fund and significantly larger if the insured dies in the early years of a Contract. The mortality charges collected from all Contract owners enable us to pay the death benefit for the few insureds who die. We determine the maximum mortality charge by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit, computed as if there were neither riders nor Contract debt, exceeds the Contract Fund) by a rate based upon the insured's current attained age, sex and the anticipated mortality for that class of persons. The anticipated mortality is based upon mortality tables published by The National Association of Insurance Commissioners called the Non-Smoker/Smoker 1980 CSO Tables. We may determine that a lesser amount than that called for by these mortality tables will be adequate for insureds of particular ages and may thus make a lower mortality charge for such persons. Any lower current mortality charges are not applicable to Contracts inforce pursuant to an option on lapse. See LAPSE AND REINSTATEMENT, page 18.

(e) If a  rider  is  added  to the  basic  Contract,  or if an  insured  is in a substandard risk classification (for example, a person in a hazardous occupation), we increase the Scheduled Premium and deduct additional charges monthly.

(f) Pruco Life of New Jersey may deduct a charge to cover federal, state or local taxes (other than "taxes attributable to premiums" described above) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made. We will review the question of a charge to the Account for company federal income taxes periodically. We may make such a charge in future years for any federal income taxes that would be attributable to the Account.

Under current law, Pruco Life of New Jersey may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life of New Jersey that are attributable to the Account may result in a corresponding charge against the Account.

DAILY DEDUCTION FROM THE CONTRACT FUND


Each day Pruco Life of New Jersey deducts a charge from the assets of each of the subaccounts in an amount equivalent to an effective annual rate of up to 0.9%. This charge is intended to compensate us for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than we estimated when we determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than we estimated in fixing our administrative charges. This charge is not assessed against amounts allocated to the fixed-rate option. During 1998, 1997, and 1996, we received a total of approximately $182,115, $154,038, and $113,587, respectively, in mortality and expense risk charges.


SURRENDER OR WITHDRAWAL CHARGES


(a) Pruco Life of New Jersey charges an additional contingent deferred sales load (the CDSL) if a Contract lapses or is surrendered during the first 10 Contract years. No such charge is applicable to the death benefit, no matter when it may become payable. The maximum contingent deferred charge is equal to 50% of the first year's primary annual premium upon Contracts that lapse or are surrendered during the first five Contract years. That percentage is reduced uniformly on a daily basis starting from the Contract's fifth anniversary until it disappears on the 10th anniversary. Other important limitations apply. They are described more fully in the statement of additional information. The amount of this charge can be more easily understood by reference to the following table which shows the sales loads that would be paid by a 35 year old man with $20,000 face amount of insurance, both through the monthly deductions from the Contract Fund described above and upon the surrender of the Contract. The primary annual premium is $304.20.




-----------------------------------------------------------------------------------------------------------------------
                                            CUMULATIVE                                               CUMULATIVE
SURRENDER,             CUMULATIVE           SALES LOAD         CONTINGENT          TOTAL      TOTAL SALES LOAD AS PER-
LAST DAY OF        SCHEDULED PREMIUMS      DEDUCTED FROM        DEFERRED           SALES        CENTAGE OF SCHEDULED
 YEAR NO.                 PAID             CONTRACT FUND       SALES LOAD*          LOAD            PREMIUMS PAID**
-----------------------------------------------------------------------------------------------------------------------
     1                  $ 390.90             $  18.24             $ 87.22         $ 105.46              26.98%
     2                    781.80                36.48              104.16           140.64              17.99%
     3                  1,172.70                54.72              121.10           175.82              14.99%
     4                  1,563.60                72.96              138.04           211.00              13.49%
     5                  1,954.50                91.20              146.55           237.75              12.16%
     6                  2,345.40               109.44              121.80           231.24               9.86%
     7                  2,736.30               127.68               91.40           219.08               8.01%
     8                  3,127.20               145.92               60.80           206.72               6.61%
     9                  3,518.10               164.16               30.40           194.56               5.53%
    10                  3,909.00               182.40                0.00           182.40               4.67%
----------------------------------------------------------------------------------------------------------------------

 * The maximum CDSL is $152.20 for years one through five; $121.80 for year six; $91.40 for year seven; $60.80 for year eight; $30.40 for year nine; and zero for year 10.

** The percentages shown in the last column will not be appreciably different for insureds of different ages.

(b) Pruco Life of New Jersey deducts an administrative charge of $5 per $1,000 of face amount of insurance upon lapse or surrender to cover the cost of processing applications, conducting medical examinations, determining insurability and the insured's rating class, and establishing records. However, this charge is reduced beginning on the Contract's fifth anniversary and declines daily at a constant rate until it disappears entirely on the 10th Contract anniversary. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, we deduct a proportionate amount of the charge from the Contract Fund. During 1998, 1997, and 1996, we received a total of approximately $38,805, $53,157, and $33,452, respectively, for surrendered or lapsed Contracts. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.


TRANSACTION CHARGES

Pruco Life of New Jersey will make an administrative processing charge equal to the lesser of $15 or 2% of the amount withdrawn in connection with each withdrawal of excess cash surrender value of a Contract. This charge is described in more detail in the statement of additional information.

CONTRACT DATE

When the first premium payment is paid with the application for a Contract, the Contract Date will ordinarily be the later of the date of the application date and the medical examination date. In most cases no medical examination will be necessary. If the first premium is not paid with the application, the Contract Date will ordinarily be the date the first premium is paid and the Contract is delivered. It may be advantageous for a Contract owner to have an earlier Contract Date when that will result in Pruco Life of New Jersey using a lower issue age in determining the Scheduled Premium amount. Pruco Life of New Jersey will permit a Contract to be back-dated but only to a date not earlier than six months prior to the date of the application. Pruco Life of New Jersey will require the payment of all premiums that would have been due had the application date coincided with the back-dated Contract Date. The death benefit and cash surrender value under the Contract will be equal to what they would have been had the Contract been issued on the Contract Date, all Scheduled Premiums been received on their due dates, and all Contract charges been made.

PREMIUMS

The Contract provides for a Scheduled Premium which, if paid when due or within a 61 day grace period, ensures that the Contract will not lapse. If you pay premiums other than on a monthly basis, you will receive a notice that a premium is due about three weeks before each due date. If you pay premiums monthly, you will receive a book each year with 12 coupons that will serve as a reminder. With Pruco Life of New Jersey's consent, you may change the frequency of premium payments.

You may elect to have monthly premiums paid automatically under the "Pru-Matic Premium Plan" by pre-authorized transfers from a bank checking account. If you select the Pru-Matic Premium Plan, one of the current monthly charges will be reduced. See MONTHLY DEDUCTIONS FROM CONTRACT FUND, page 11. Some Contract owners may also be eligible to have monthly premiums paid by pre-authorized deductions from an employer's payroll.

The following table shows, for two face amounts, representative preferred and standard annual premium amounts under Contracts issued on insureds who are not substandard risks. These premiums do not reflect any additional riders or supplementary benefits.

------------------------------------------------------------------------------------------------
                              $10,000 FACE AMOUNT                         $20,000 FACE AMOUNT
                        -------------------------------          -------------------------------
                        PREFERRED              STANDARD          PREFERRED            STANDARD
------------------------------------------------------------------------------------------------
 Male, age 35            $233.70               $274.01            $390.90             $ 471.52
   at issue
------------------------------------------------------------------------------------------------

Female, age 45
   at issue              $278.04               $308.53            $479.59             $ 540.57
------------------------------------------------------------------------------------------------

 Male, age 55            $450.96               $562.17            $825.43             $1047.86
   at issue
------------------------------------------------------------------------------------------------

The following table compares annual and monthly premiums for insureds who are in the preferred rating class. Note that in these examples the sum of 12 monthly premiums for a particular Contract is approximately 110% to 116% of the annual Scheduled Premium for that Contract.

------------------------------------------------------------------------------------------------
                              $10,000 FACE AMOUNT                         $20,000 FACE AMOUNT
                        -------------------------------          -------------------------------
                        MONTHLY              ANNUAL               MONTHLY             ANNUAL
------------------------------------------------------------------------------------------------
 Male, age 35            $22.43                $233.70            $36.59              $390.90
   at issue
------------------------------------------------------------------------------------------------
Female, age 45
   at issue              $26.46                $278.04            $44.65              $479.59
------------------------------------------------------------------------------------------------
 Male, age 55            $41.96                $450.96            $75.66              $825.43
   at issue
------------------------------------------------------------------------------------------------


A significant feature of this Contract is that it permits you to pay greater than Scheduled Premiums. You may make unscheduled premium payments occasionally or on a periodic basis. If you wish, you may select a higher contemplated premium than the Scheduled Premium. Pruco Life of New Jersey will then bill you for the chosen premium. In general, the regular payment of higher premiums will result in higher cash surrender values and higher death benefits. Conversely, a Scheduled Premium payment does not need to be made if the Contract Fund is large enough to enable the charges due under the Contract to be made without causing the Contract to lapse. See LAPSE AND REINSTATEMENT, page 18. The payment of premiums in excess of Scheduled Premiums may cause the Contract to become a Modified Endowment Contract for federal income tax purposes. If this happens, loans and other distributions which would otherwise not be taxable events may be subject to federal income taxation. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.

Pruco Life of New Jersey will generally accept any premium payment of at least $25. Pruco Life of New Jersey reserves the right to limit unscheduled premiums to a total of $5,000 in any Contract year, and to refuse to accept premiums that would immediately result in more than a dollar-for-dollar increase in the death benefit. See HOW A CONTRACT'S DEATH BENEFIT WILL VARY, page 17. The privilege of making large or additional premium payments offers a way of investing amounts which accumulate without current income taxation, but again, there are tax consequences if the Contract becomes a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.

ALLOCATION OF PREMIUMS

On the Contract Date, Pruco Life of New Jersey deducts a $2 processing charge and the charge for taxes attributable to premiums from the initial premium, and deducts the first monthly charges. The remainder of the initial premium is allocated on the Contract Date among the subaccount[s] or the fixed-rate option according to the allocation you specified in the application form. The invested portion of any part of the initial premium in excess of the Scheduled Premium is generally placed in the selected investment option[s] on the date of receipt at a Home Office, but not earlier than the Contract Date. If Pruco Life of New Jersey receives the initial premium prior to the Contract Date, there will be a period during which it will not be invested. Each subsequent premium payment, after the deductions from premiums, will be invested as of the end of the valuation period when received at a Home Office in accordance with the allocation previously designated. A valuation period is the period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios are calculated, which is generally 4:15 p.m. Eastern time on each day during which the New York Stock Exchange is open. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office. You may also change the way in which subsequent premiums are allocated by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer system. There is no charge for reallocating future premiums. If any part of the invested portion of a premium is allocated to a particular investment option, that portion must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33 1/3% cannot. Of course, the total allocation of all selected investment options must equal 100%.

TRANSFERS

If the Contract is not in default, or if the Contract is inforce as variable reduced paid-up insurance (see LAPSE AND REINSTATEMENT , page 18), you may, up to four times in each Contract year, transfer amounts from one subaccount to the other subaccount or to the fixed-rate option. Currently, you may make additional transfers with our consent without charge. All or a portion of the amount credited to a subaccount may be transferred.

In addition, the total amount credited to a Contract held in the subaccounts may be transferred to the fixed-rate option at any time during the first two Contract years. If you wish to convert your variable Contract to a fixed-benefit Contract in this manner, you must request a complete transfer of funds to the fixed-rate option and change your allocation instructions regarding any future premiums.

Transfers between subaccounts will take effect as of the end of the valuation period (usually the business day) in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $1,000 from one subaccount to the other, or may be in terms of a percentage reallocation between subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, if you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on Contracts that are assigned, depending on the terms of the assignment. We will use reasonable procedures, such as asking you for certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. Pruco Life of New Jersey will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life of New Jersey cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Transfers from the fixed-rate option to the subaccounts are currently permitted once each Contract year and only during the 30-day period beginning on the Contract anniversary. The maximum amount which may be transferred out of the fixed-rate option each year is currently the greater of: (a) 25% of the amount in the fixed-rate option, or (b) $2,000. Such transfer requests received prior to the Contract anniversary will be effective on the Contract anniversary. Transfer requests received within the 30-day period beginning on the Contract anniversary will be effective as of the end of the valuation period in which a proper transfer request is received at a Home Office. Pruco Life of New Jersey may change these limits in the future.

HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE

As explained earlier, after the 10th Contract year, there will no longer be a surrender charge and, if there is no Contract loan, the cash surrender value will be equal to the Contract Fund. This section, therefore, also describes how the cash surrender value of the Contract will change with investment experience.

On the Contract Date, the Contract Fund value is the initial premium less the deductions from premiums and the first monthly deductions. See CONTRACT FEES AND CHARGES, page 11. This amount is placed in the subaccounts you choose and/or the fixed rate option. Thereafter, the Contract Fund value changes daily, reflecting increases or decreases in the value of the subaccount assets, and interest credited on any amounts allocated to the fixed-rate option. It is also reduced by the daily asset charge for mortality and expense risks assessed against the subaccounts. The Contract Fund value also increases to reflect the receipt of additional premium payments and is decreased by the monthly deductions.

A Contract's cash surrender value on any date will be the Contract Fund value reduced by the withdrawal charges, if any, and by any Contract debt. Upon request, Pruco Life of New Jersey will tell you the cash surrender value of your Contract. It is possible, although highly unlikely, that the cash surrender value of a Contract could decline to zero because of unfavorable investment performance, even if you continue to pay Scheduled Premiums when due.


The tables on pages T1 through T4 of this prospectus (immediately following page
8) illustrate what the death benefit and cash surrender values would be for a representative Contract, assuming uniform hypothetical investment results in the selected portfolio[s], and also provide information about the aggregate premiums payable under the Contract.

HOW A CONTRACT'S DEATH BENEFIT WILL VARY

The death benefit will change with investment experience. The precise way in which that will occur is complicated and is described in the statement of additional information. In general, and assuming the optional paid-up benefit is not in effect (see PAID-UP INSURANCE OPTION on page 19), if the net investment performance is 4% per year or higher and Scheduled Premiums are paid when due, the death benefit will increase. If the net investment performance is below 4%, the death benefit will decrease, but Pruco Life of New Jersey guarantees that it will not decrease below the face amount of insurance. Any unfavorable experience must be offset by favorable experience, however, before the death benefit begins to increase again.

If the Contract is kept inforce for several years and if investment performance is relatively favorable, the Contract Fund value may grow to the point where the death benefit must be increased to comply with certain provisions of the Internal Revenue Code, which require that the death benefit always be greater than the Contract Fund value. The required difference between the death benefit and Contract Fund value is higher at younger ages than at older ages. A precise description is in the statement of additional information.

CONTRACT LOANS

You may borrow from Pruco Life of New Jersey up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value is equal to (1) 90% of an amount equal to the portion of the Contract Fund value attributable to the subaccounts and to any prior loan[s] supported by the subaccounts, minus the portion of any charges attributable to the subaccounts that would be payable upon an immediate surrender; plus (2) 100% of an amount equal to the portion of the Contract Fund value attributable to the fixed-rate option and to any prior loan[s] supported by the fixed-rate option, minus the portion of any charges attributable to the fixed-rate option that would be payable upon an immediate surrender. The minimum amount that may be borrowed at any one time is $200 unless the proceeds are used to pay premiums on the Contract.

Interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The Contract debt is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt exceeds what the cash surrender value would be if there were no Contract debt, Pruco Life of New Jersey will notify you of its intent to terminate the Contract in 61 days, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract inforce for a limited time. If you fail to keep the Contract inforce, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS, page 22, and LAPSE AND REINSTATEMENT, page 18.

When a loan is made, an amount equal to the loan proceeds (the "loan amount") is transferred out of the subaccounts and/or the fixed-rate option, as applicable. The reduction will normally be made in the same proportions as the value in each subaccount and the fixed-rate option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund but it will be credited with the assumed rate of return of 4% rather than with the actual rate of return of the subaccount[s] or fixed-rate option.

A loan will not affect the amount of the premiums due. Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, any Contract debt will be deducted from the death benefit or the cash surrender value.

A loan will have an effect on a Contract's cash surrender value and may have an effect on the death benefit, even if the loan is fully repaid, because the investment results of the selected options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. A loan that is repaid will not have any effect upon the guaranteed minimum death benefit.

Consider the Contract issued on a 35 year old male insured illustrated in the table on page T2 with an 8% gross investment return. Assume a $1,500 loan was made under this Contract at the end of Contract year eight and repaid at the end of Contract year 10 and loan interest was paid when due. Upon repayment, the cash surrender value would be $3,242.58. This amount is lower than the cash surrender value shown on that page for the end of Contract year 10 because the loan amount was credited with the 4% assumed rate of return rather than the 6.51% net return for the designated subaccount[s] resulting from the 8% gross return in the underlying Fund. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.


SURRENDER OF A CONTRACT

You may surrender a Contract, in whole or in part, for its cash surrender value while the insured is living. To surrender a Contract, in whole or in part, you must deliver or mail it, together with a written request in a form that meets Pruco Life of New Jersey's needs, to a Home Office. The cash surrender value of a surrendered or partially surrendered Contract (taking into account the deferred sales and administrative charges, if any) will be determined as of the end of the valuation period in which such a request is received in a Home Office. Surrender of all or a part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.

LAPSE AND REINSTATEMENT

As explained earlier, if Scheduled Premiums are paid on or before each due date, or within the grace period after each due date, and there are no withdrawals or outstanding loans, a Contract will remain inforce even if the investment results of that Contract's variable investment option[s] have been so unfavorable that the Contract Fund has decreased to zero.

In addition, even if a Scheduled Premium is not paid, the Contract will remain inforce as long as the Contract Fund on any Monthly Date is equal to or greater than the Tabular Contract Fund Value on the following Monthly Date. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains inforce.) This could occur because of such factors as favorable investment experience, deduction of current rather than maximum charges, or the previous payment of greater than Scheduled Premiums.

However, if a Scheduled Premium is not paid, and the Contract Fund is insufficient to keep the Contract inforce, the Contract will go into default. Should this happen, Pruco Life of New Jersey will send the Contract owner a notice of default setting forth the payment necessary to keep the Contract inforce on a premium paying basis. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.

A Contract that has lapsed may be reinstated within five years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life of New Jersey requires renewed evidence of insurability, and submission of certain payments due under the Contract.

If your Contract does lapse, it will still provide some benefits. You can receive the cash surrender value by making a request of Pruco Life of New Jersey prior to the end of the 61 day grace period. You may also choose one of the three forms of insurance described below for which no further premiums are payable.

FIXED EXTENDED TERM INSURANCE

The amount of insurance that would have been paid on the date of default will continue for a stated period of time. You will be told in writing how long that will be. The insurance amount will not change. There will be a diminishing cash surrender value but no loan value. Extended term insurance is not available to insureds in high risk classifications or under Contracts issued in connection with tax-qualified pension plans.

FIXED REDUCED PAID-UP INSURANCE

This insurance continues for the lifetime of the insured but at an insurance amount that is generally lower than that provided by fixed extended term insurance. It will decrease only if you take a Contract loan. Upon request, we will tell you what the amount of insurance will be. Fixed paid-up insurance has a cash surrender value and a loan value. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.

VARIABLE REDUCED PAID-UP INSURANCE

This is similar to fixed paid-up insurance and will initially be in the same amount. The Contract Fund will continue to vary to reflect the experience of the subaccounts and/or the fixed rate option. There will be a new guaranteed minimum death benefit. Loans will be available subject to the same rules that apply to premium-paying Contracts.

Variable reduced paid-up insurance is the automatic option provided upon lapse only if the amount of variable reduced paid-up insurance is at least as great as the amount of fixed extended term insurance which would have been provided upon lapse. In addition, variable reduced paid-up insurance will be available only if the insured is not in one of the high risk rating classes for which Pruco Life of New Jersey does not offer fixed extended term insurance. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.

WHAT HAPPENS IF NO REQUEST IS MADE?

Except in the two situations that follow, if no request is made the "automatic option" will be fixed extended term insurance. If fixed extended term insurance is not available to the insured, then fixed reduced paid-up insurance will be provided. However, if variable reduced paid-up insurance is available and the amount is at least as great as the amount of fixed extended term insurance, then the automatic option will be variable reduced paid-up insurance. This could occur if the Contract lapses and there is a Contract debt outstanding.

PAID-UP INSURANCE OPTION

In certain circumstances you may elect to stop paying premiums and to have guaranteed insurance coverage for the lifetime of the insured. This benefit is available only if the following conditions are met: (1) the Contract is not in default; (2) Pruco Life of New Jersey is not paying premiums in accordance with any payment of premium benefit that may be included in the Contract; and (3) the Contract Fund is sufficiently large so that the calculated guaranteed paid-up insurance amount is at least equal to the face amount of insurance plus the excess, if any, of the Contract Fund over the Tabular Contract Fund. The amount of guaranteed paid-up insurance coverage may be greater. It will be equal to the difference between the Contract Fund and the present value of future monthly charges from the Contract Fund (other than charges for anticipated mortality costs and for payment of premium riders) multiplied by the attained age factor. This option will generally be available only when the Contract has been inforce for many years and the Contract Fund has grown because of favorable investment experience or the payment of unscheduled premiums or both. Once the paid-up insurance option is exercised, the actual death benefit is equal to the greater of the guaranteed paid-up insurance amount and the Contract Fund multiplied by the attained age factor.

Upon request, Pruco Life of New Jersey will tell you the amount needed to pay up the Contract and to guarantee the paid-up insurance amount as long as a payment equal to or greater than this amount is received within two weeks of the date it was quoted. There is no guarantee if the payment is received within the two week period and is less than the quoted amount or if the payment is received outside the two week period. In that case, Pruco Life of New Jersey will add the payment to the Contract Fund and recalculate the guaranteed paid-up insurance amount. If the guaranteed paid-up insurance amount is equal to or greater than the face amount, the paid-up request will be processed. If the guaranteed paid-up insurance amount calculated is below the face amount, you will be notified that the amount is insufficient to process the request. In some cases, the quoted amount, if paid, would increase the death benefit by more than it increases the Contract Fund. In these situations, underwriting might be required to accept the premium payment and to process the paid-up request. Pruco Life of New Jersey reserves the right to change this procedure in the future. After the first Contract year, you must make a proper written request for the Contract to become fully paid-up and send the Contract to a Home Office to be endorsed. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 22. A Contract in effect under a paid-up insurance option will have cash surrender and loan values.

REDUCED PAID-UP INSURANCE OPTION

Like the paid-up insurance option, reduced paid-up insurance provides the insured with lifetime insurance coverage without the payment of additional premiums. However, reduced paid-up insurance provides insurance coverage which is generally lower than the death benefit of the Contract. Reduced paid-up insurance is based upon a Contract's current net cash value and can be requested at any time. This option is available only when the Contract is not in default and Pruco Life of New Jersey is not paying any premiums in accordance with any payment of premium benefit that may be included in the Contract. In order to receive reduced paid-up insurance, a Contract owner must make a proper written request, and Pruco Life of New Jersey may request that the owner send the Contract to a Home Office to be endorsed. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 22.

WHEN PROCEEDS ARE PAID

Pruco Life of New Jersey will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within seven days after all the documents required for such payment are received at a Home Office. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. Pruco Life of New Jersey may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the sale or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

With respect to the amount of any cash surrender value allocated to the fixed-rate option, and with respect to a Contract inforce as fixed reduced paid-up insurance or as extended term insurance, Pruco Life of New Jersey expects to pay the cash surrender value promptly upon request. However, Pruco Life of New Jersey has the right to delay payment of such cash surrender value for up to six months (or a shorter period if required by applicable law). Pruco Life of New Jersey will pay interest of at least 3% a year if it delays such a payment for more than 30 days (or a shorter period if required by applicable law).

LIVING NEEDS BENEFIT

You may elect to add the LIVING NEEDS BENEFIT(SM) to your Contract at issue. The benefit may vary by state. It can generally be added only when the aggregate face amounts of the insured's eligible contracts equal $50,000 or more. There is no charge for adding the benefit to the Contract. However, an administrative charge (not to exceed $150) will be made at the time the LIVING NEEDS BENEFIT is paid.

Subject to state regulatory approval, the LIVING NEEDS BENEFIT allows you to elect to receive an accelerated payment of all or part of the Contract's death benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted death benefit will always be less than the death benefit, but will generally be greater than the Contract's cash surrender value. The following option may be available. A Pruco Life of New Jersey representative should be consulted as to whether additional options may be available.

TERMINAL ILLNESS OPTION

This option is available if the insured is diagnosed as terminally ill with a life expectancy of six months or less. When you provide satisfactory evidence, Pruco Life of New Jersey will provide an accelerated payment of the portion of the death benefit you select as a LIVING NEEDS BENEFIT. The Contract owner may
(1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

All or part of the Contract's death benefit may be accelerated under the LIVING NEEDS BENEFIT. If the benefit is only partially accelerated, a death benefit of at least $25,000 must remain under the Contract. Pruco Life of New Jersey reserves the right to determine the minimum amount that may be accelerated.

No benefit will be payable if the Contract owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit. Pruco Life of New Jersey can furnish details about the amount of LIVING NEEDS BENEFIT that is available to an eligible Contract owner, and the adjusted premium payments that would be in effect if less than the entire death benefit is accelerated.

You should consider whether adding this settlement option is appropriate in your given situation. Adding the LIVING NEEDS BENEFIT to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related policies, the LIVING NEEDS BENEFIT is excluded from income if the insured is terminally ill or chronically ill as defined by the tax law (although the exclusion in the latter case may be limited). You should consult a qualified tax adviser before electing to receive this benefit. Receipt of a LIVING NEEDS BENEFIT payment may also affect your eligibility for certain government benefits or entitlements.

VOTING RIGHTS

As explained earlier, all of the assets held in the subaccounts will be invested in shares of the corresponding portfolios of the Fund. Pruco Life of New Jersey is the legal owner of those shares and has the right to vote on any matter voted on at Fund shareholders meetings. However, Pruco Life of New Jersey will, as required by law, vote the shares of the Fund in accordance with voting instructions received from Contract owners at any regular and special shareholders meetings. The Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life of New Jersey, will be voted in the same proportion as shares in the respective portfolios for which instructions are received. If the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life of New Jersey to vote shares of the Fund in its own right, it may elect to do so.

Matters on which Contract owners may give voting instructions including the following: (1) election of the Board of Directors of the Fund; (2) ratification of the independent accountant of the Fund; (3) approval of the investment advisory agreement for a portfolio of the Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of shares in a portfolio for which a Contract owner may give instructions is determined by dividing the portion of your Contract Fund attributable to the portfolio, by the value of one share of the portfolio. The number of votes for which each Contract owner may give Pruco Life of New Jersey instructions will be determined as of the record date chosen by the Board of Directors of the Fund. Pruco Life of New Jersey will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life of New Jersey reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations.

Pruco Life of New Jersey may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Fund's portfolios, or to approve or disapprove an investment advisory contract for the Fund. In addition, Pruco Life of New Jersey itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Fund's portfolios, provided that Pruco Life of New Jersey reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life of New Jersey does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is inforce as fixed extended term insurance or fixed reduced paid-up insurance), Pruco Life of New Jersey will send you a statement that provides certain information pertinent to your own Contract. The statement shows all transactions during the year that affected the value of your Contract Fund, including monthly changes attributable to investment experience. The statement will also show the current death benefit, cash surrender value, and loan values of your Contract. On request, you will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life of New Jersey may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

You will also receive, usually at the end of February, an annual report of the operations of the Fund. That report will list the investments held in both portfolios and include audited financial statements for the Fund. A semi-annual report with similar unaudited information will be sent to you, usually at the end of August.

TAX TREATMENT OF CONTRACT BENEFITS

We urge each prospective purchaser to consult a qualified tax adviser. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Current federal income tax laws and regulations or interpretations may change. A more detailed discussion of what follows is contained in the statement of additional information.

TREATMENT AS LIFE INSURANCE


We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:


     o You will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract.

     o    The Contract's death benefit will be tax free to your beneficiary.


Although we believe the Contract should qualify as "life insurance" for federal tax purposes, there are uncertainties, particularly because the Secretary of the Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we have reserved the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to ensure that the Contract will continue to qualify as life insurance.


PRE-DEATH DISTRIBUTIONS

The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

If the Contract is not classified as a Modified Endowment Contract, you generally will not be taxed on proceeds received in the event of a lapse, surrender of the Contract, or withdrawal of part of the cash surrender value unless the total amount received exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. In certain limited circumstances, you may be taxed on all or a portion of a withdrawal during the first 15 contract years even if total withdrawals do not exceed total premiums paid to date. The proceeds of any loan will be treated as indebtedness of the owner and will not be treated as taxable income.

If the Contract is classified as a Modified Endowment Contract, amounts you receive under the Contract before the insured's death, including loans and withdrawals (even those made during the two year period before the Contract became a Modified Endowment Contract), are included in income to the extent of gain in the Contract. In addition, any taxable income on pre-death distributions is subject to a penalty of 10% of the amount includible in income unless the amount is received on or after age 59 1/2, on account of your becoming disabled, or as a life annuity.


A Contract may be classified as a Modified Endowment Contract if the premium payments are in excess of the "7 Pay Limit." The 7 Pay Limit is generally the amount that would be required to pay for the insurance policy in seven equal annual installments. The 7 Pay Limit is actuarially determined based on IRS guidelines, which consider the death benefit, supplemental benefits such as dependent coverage and waiver of premium, riders and the age of the insured.

For example, if the 7 Pay Limit is determined to be $1,000 per year, cumulative premiums paid may not exceed $1,000 in year one, $2,000 in year two, $3,000 in year three, $4,000 in year four, $5,000 ink year five, $6,000 in year six, and $7,000 in year seven. If cumulative premiums paid exceed the 7 Pay Limit then pre-death distributions are subject to the less favorable income tax treatment previously described.


A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing
such  a  Contract,   you  should  understand  the  tax  treatment  of  pre-death distributions and consider the purpose for which the Contract is being purchased. Generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or the face amount of insurance is decreased, or if the face amount of insurance is increased, or if a rider is added or removed from the Contract. You should consult your tax adviser before making any of these policy changes.


Prudential tests premium payments and reductions in coverage to determine whether a policy is a MEC. If a premium payment or reduction causes MEC status, Prudential will notify you and advise you as to any available options to avoid MEC status. For example, subject to IRS time limits, a premium payment in excess of the 7 Pay Limit may be returned to you to restore non-MEC status.


WITHHOLDING

The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if you fail to elect that no taxes will be withheld or in certain other circumstances.

OTHER TAX CONSEQUENCES

There may be federal estate taxes and state and local estate and inheritance taxes payable if either the owner or the insured dies. The transfer or assignment of the Contract to a new owner may also have tax consequences. The individual situation of each Contract owner or beneficiary will be significant.

OTHER CONTRACT PROVISIONS

There are several other Contract provisions that are of less significance to you than those already described in detail, either because they relate to options that you may choose under the Contract but are not likely to exercise for several years after you first purchase it, or because they are of a routine nature not likely to influence your decision to buy the Contract. These provisions are summarized in the EXPANDED TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION on page 38, and described in greater detail in the statement of additional information.

                       FURTHER INFORMATION ABOUT THE FUND

RISK/RETURN SUMMARIES

This section provides information about the Conservative Balanced and Flexible Managed Portfolios, including a summary of the principal investment risks associated with each.

CONSERVATIVE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio also invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET RISK--the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.


There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.


Annual Returns* (Class I shares)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


              1989                                16.99%
              1990                                 5.27%
              1991                                19.07%
              1992                                 6.95%
              1993                                12.20%
              1994                                -0.97%
              1995                                17.27%
              1996                                12.63%
              1997                                13.45%
              1998                                11.74%


Best Quarter: 7.62% (2nd quarter of 1997) Worst Quarter: (3.17)% (3rd quarter of
1998)


*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------

                                                                                                           SINCE INCEPTION
                              1 YEAR                        5 YEARS                     10 YEARS              (5/13/83)
                              ------                        -------                     --------              ---------

Class I shares                11.74%                        10.65%                      11.31%                10.86%
S&P 500**                     28.60%                        24.05%                      19.19%                17.29%
Lipper Average***             14.79%                        13.73%                      12.21%                 8.94%

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500 ) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER/VARIABLE INSURANCE PRODUCTS (VIP) BALANCED AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

FLEXIBLE MANAGED PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Portfolio invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK--the risk that the borrower will not repay an obligation, and MARKET
RISK--the risk that interest rates may change and affect the value of the obligation.


A substantial portion of the Portfolio's assets may also be invested in equity securities Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the value of all stocks are likely to drop.


The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE


A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)
--------------------------------------------------------------------------------

                    Annual
Year                Returns

1989                21.77%
1990                 1.91%
1991                25.43%
1992                 7.61%
1993                15.58%
1994                -3.16%
1995                24.13%
1996                13.64%
1997                17.96%
1998                10.24%

--------------------------------------------------------------------------------

Best Quarter: 10.89% (2nd Quarter Of 1997) Worst Quarter: (8.50)% (3rd Quarter Of 1998)
* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.


Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------

                                                                 SINCE
                                                                INCEPTION
                        1 YEAR        5 YEARS      10 YEARS     (5/13/83)
                        ------        -------      --------     ---------
Class I shares          10.24%        12.19%       13.15%       12.06%
S&P 500**               28.60%        24.05%       19.19%       17.29%
Lipper Average***       13.50%        13.64%       14.00%       12.84%
--------------------------------------------------------------------------------
* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) FLEXIBLE AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE
     RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.


HOW THE PORTFOLIOS INVEST

CONSERVATIVE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

--------------------------------------------------------------------------------
BALANCED PORTFOLIO


We invest in all three types of securities - equity, debt and money market - in order to achieve diversification in a single portfolio. We seek to maintain a conservative blend of investments that will have strong performance in a down market and solid, but not necessarily outstanding, performance in up markets. This Portfolio may be appropriate for an investor looking for diversification with less risk than that of the Flexible Managed Portfolio, while recognizing that this reduces the chances of greater appreciation.

To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

We will vary how much of the Portfolio's assets are invested in a particular type of security depending how we think the different markets will perform. Under normal conditions, we intend to keep at least 25% of the Portfolio's total assets invested in debt securities.

--------------------------------------------------------------------------------



In general, we will invest within the ranges shown below:

             ASSET TYPE           MINIMUM      NORMAL     MAXIMUM
             ----------           -------      ------     -------


               Stocks               15%         35%         75%

      Debt obligations and          25%         65%         85%
     money market securities

DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The stock portion of the Portfolio will be invested mainly in EQUITY and EQUITY-RELATED securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market, conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and not benefit from any set-off between the lender and the borrower.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.


We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED-DELIVERY basis.


The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the secrity later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.


The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, Their Investments and Risks - Risk Management and Return Enhancement Strategies."


ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


FLEXIBLE MANAGED PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek a HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

--------------------------------------------------------------------------------
BALANCED PORTFOLIO


We invest in all three types of securities - equity, debt and money market - in order to achieve diversification in a single portfolio. We seek to maintain a more aggressive mix of investments than the Conservative Balanced Portfolio. This Portfolio may be appropriate for an investor looking for diversification who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

--------------------------------------------------------------------------------

Generally, we will invest within the ranges shown below:

            ASSET TYPE                MINIMUM     NORMAL    MAXIMUM
            ----------                -------     ------    -------

              Stocks                    25%        60%        100%
      Fixed income securities            0%        40%        75%

      Money market securities            0%         0%        75%

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)




The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.


The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.


DERIVATIVES AND OTHER STRATEGIES


We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAY-DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.


We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Description of the Portfolios, their Investments and Risks - Risk Management and Return Enhancement Strategies."

ADDITIONAL STRATEGIES


The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

                                INVESTMENT RISKS


As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.


                INVESTMENT TYPE                                   RISKS                                  POTENTIAL REWARDS
------------------------------------------       -----------------------------------------     -------------------------------------
HIGH-QUALITY MONEY MARKET                        o    Credit  risk - the  risk  that           o    Regular interest income
OBLIGATIONS OF ALL TYPES                              the  borrower  can't  pay back
                                                      the money borrowed


                                                                                               o    Generally   more  secure  than
                                                                                                    stocks and since

                                                 o    Market  risk - the  risk  that
                                                      the  companies  must pay their
                                                      debts    before    they    pay
                                                      obligations   may  lose  value
                                                      because   dividends   interest
                                                      rates  change  or  there  is a
                                                      lack  of   confidence  in  the
                                                      borrower

------------------------------------------       -----------------------------------------     -------------------------------------

EQUITY AND EQUITY RELATED SECURITIES             o    Individual  stocks  could lose           o    Historically,    stocks   have
                                                      value                                         outperformed other investments
                                                                                                    over the long term

                                                 o    The  equity  markets  could go
                                                      down,  resulting  in a decline           o    Generally,   economic   growth
                                                      in  value  of  a   Portfolio's                means     higher     corporate
                                                      investments                                   profits,  which  leads  to  an
                                                                                                    increase   in  stock   prices,
                                                 o    Companies  that pay  dividends                known as capital appreciation
                                                      may  not do so if  they  don't
                                                      have profits or adequate  cash           o    May be a  source  of  dividend
                                                      flow                                          income

                                                 o    Changes   in    economic    or
                                                      political   conditions,   both
                                                      U.S.  and  international,  may
                                                      result  in a  decline  in  the
                                                      value    of   a    Portfolio's
                                                      investments                              o    Highly  successful   small-cap
                                                                                                    companies    can    outperform
                                                 o    Small-cap  companies  are more                larger ones
                                                      likely  to  reinvest  earnings
                                                      and not pay dividends

                                                 o    Changes in interest  rates may
                                                      affect   the   securities   of
                                                      small-    and     medium-sized
                                                      companies    more   than   the
                                                      securities of larger companies

------------------------------------------       -----------------------------------------     -------------------------------------

------------------------------------------       -----------------------------------------     -------------------------------------
                                                 o    The   Portfolio's    holdings,           o    Bonds      have      generally
INVESTMENT GRADE DEBT SECURITIES                      share price,  yield, and total                outperformed    money   market
                                                      return   may    fluctuate   in                instruments over the long term
                                                      response    to   bond   market                with less risk than stocks
                                                      movements

                                                                                               o    Most  bonds will rise in value
                                                 o    Credit  risk - the  default of                when interest  rates fall
                                                      an   issuer   would   leave  a
                                                      Portfolio with unpaid interest           o    Regular interest income
                                                      or  principal.   The  lower  a
                                                      bond's quality, the higher its           o    Investment  grade bonds have a
                                                      potential volatility                          lower risk of default

                                                 o    Market  risk - the  risk  that           o    Generally   more  secure  than
                                                      the   market   value   of   an                stocks  since  companies  must
                                                      investment   may  move  up  or                pay their  debts  before  they
                                                      down,   sometimes  rapidly  or                pay dividends
                                                      unpredictably. Market risk may
                                                      affect an industry, sector, or
                                                      the market as a whole


                                                 o    Interest rate risk - the value
                                                      of most  bonds  will fall when
                                                      interest   rates   rise;   the
                                                      longer a bond's  maturity  and
                                                      the lower its credit  quality,
                                                      the more its  value  typically
                                                      falls.  It can  lead to  price
                                                      volatility

------------------------------------------       -----------------------------------------     -------------------------------------
                                                 o    Higher market risk                       o    May offer higher interest income
HIGH-YIELD DEBT SECURITIES                                                                          than    higher    quality   debt
(JUNK BONDS)                                     o    Higher credit risk                            securities

                                                 o    May be more  illiquid  (harder
                                                      to value and  sell),  in which
                                                      case  valuation  would  depend
                                                      more    on   the    investment
                                                      adviser's   judgment  than  is
                                                      generally the case with higher
                                                      rated securities
------------------------------------------       -----------------------------------------     -------------------------------------

------------------------------------------       -----------------------------------------     -------------------------------------

                                                 o    Foreign markets, economies and           o    Investors can  participate  in
FOREIGN                                               political  systems  may not be                the growth of foreign  markets
SECURITIES;                                           as stable as in the U.S.                      and  companies   operating  in
OPTIONS AND FUTURES ON                                                                              those markets
FOREIGN CURRENCIES                               o    Currency   risk   -   changing
                                                      values of foreign currencies             o    Changing   value  of   foreign
                                                                                                    currencies
                                                 o    May be less  liquid  than U.S.
                                                      stocks and bonds                         o    Opportunities              for
                                                                                                    diversification

                                                 o    Differences  in foreign  laws,
                                                      accounting  standards,  public
                                                      information,    custody    and
                                                      settlement practices

                                                 o    Year  2000  conversion  may be
                                                      more  of a  problem  for  some
                                                      foreign issuers
------------------------------------------       -----------------------------------------     -------------------------------------
                                                 o    Derivatives , such as futures,           o    A  Portfolio  could make money
DERIVATIVES--                                         options and  foreign  currency                and
                                                      forward protect against losses
                                                      if the  investment  contracts,           o    Derivatives    that   involves
                                                      may  not  fully   offset   the                leverage     could    generate
                                                      analysis    proves    correct.                substantial gains at low cost
                                                      underlying  positions and this
                                                      could  result  in  losses to a           o    One   way   to    managed    a
                                                      Portfolio  that would not have                Portfolio's        risk/return
                                                      otherwise occurred                            balance  is  to  lock  in  the
                                                                                                    value of an  investment  ahead
OPTIONS ON EQUITY SECURITIES,                    o    Derivatives   used   for  risk                of time.
DEBT SECURITIES, STOCK INDEXES;                       management  may not  have  the
FUTURES CONTRACTS ON STOCK                            intended   effects   and   may
INDEXES, DEBT SECURITIES AND                          result  in  losses  or  missed
INTEREST RATE INDEXES,                                opportunities
INTEREST RATE SWAPS
                                                 o    The    other    party   to   a
                                                      derivatives   contract   could
                                                      default


                                                 o    Derivatives    that    involve
                                                      leverage could magnify losses

                                                 o    Certain  types of  derivatives
                                                      involve  costs to a  Portfolio
                                                      that can reduce returns

------------------------------------------       -----------------------------------------     -------------------------------------

------------------------------------------       -----------------------------------------     -------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS)            o    Performance   depends  on  the           o    Real   estate   holdings   can
                                                      strength    of   real   estate                generate   good  returns  from
                                                      markets,  REIT  management and                rents,  rising market  values,
                                                      property  management which can                etc.
                                                      be affected  by many  factors,
                                                      including     national     and           o    Greater  diversification  than
                                                      regional economic conditions                  direct ownership


                                                 o    May  be   difficult  to  value           o    May  offer  a more  attractive
                                                      precisely                                     yield than more widely  traded
ILLIQUID SECURITIES                                                                                 securities
(UP TO 15% OF NET ASSETS)                        o    May be  difficult  to  sell at
                                                      the time or price desired

------------------------------------------       -----------------------------------------     -------------------------------------
LOAN PARTICIPATIONS                              o    Credit risk                              o    May offer right to receive
                                                                                                    principal, interest and fees
                                                 o    Market risk                                   without as much risk as lender

                                                 o    A Portfolio has no rights against
                                                      the borrower in the event the
                                                      borrower does not repay the loan

------------------------------------------       -----------------------------------------     -------------------------------------
                                                 o    Use of  such  instruments  and           o    Use of instruments may magnify
WHEN-ISSUED AND                                       strategies     may     magnify                underlying investment gains
DELAYED DELIVERY                                      underlying investment losses
SECURITIES, REVERSE
REPURCHASE                                       o    Investment  costs  may  exceed
AGREEMENTS, SHORT SALES AND SHORT                     potential underlying investment
SALES AGAINST THE BOX                                 gains
------------------------------------------       -----------------------------------------     -------------------------------------

                         HOW THE PORTFOLIOS ARE MANAGED

Prudential is the investment manager of the Fund. Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Fund. One of PIC's business groups is Prudential Investments.


The investment advisory fee paid in 1998 for the Conservative Balanced Portfolio was 55% of the average net assets of the Portfolio. For the Flexible Managed Portfolio, the fee paid in 1998 was 60% of the average net assets of the Portfolio.

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.


Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.


Jose Rodriguez, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1993 and is responsible for the debt portion of the Portfolios. Mr. Rodriquez has been a portfolio manager for Prudential Investments since 1988.

John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

PURCHASE AND SALE OF FUND SHARES

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of Prudential and its affiliates as investment options under certain contracts, including the Contract offered by this prospectus. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their contracts.

When the Account purchases or sells shares of a Portfolio, the price it will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The NAV of each share class of each Portfolio is determined once a day - at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day.

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

SHORT- TERM DEBT SECURITIES with remaining maturities of 12 months or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

OTHER DEBT SECURITIES - those that are not valued on an amortized costs basis - are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on an national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

                             OTHER FUND INFORMATION

DISTRIBUTOR

Prudential Investment Management Services LLC ("PIMS") distributes the Fund's shares under a Distribution Agreement with the Fund.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and may offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.


                                STATE REGULATION

Pruco Life of New Jersey is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life of New Jersey is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life of New Jersey is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

                                     EXPERTS


The financial statements of Pruco Life of New Jersey as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and the financial statements of the Account as of December 31, 1998 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

                                   LITIGATION

Several actions have been brought against Pruco Life of New Jersey alleging that Pruco Life of New Jersey and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life of New Jersey for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life of New Jersey that would have a material effect on its financial position.

                              YEAR 2000 COMPLIANCE

The services provided to you as a purchaser of a PRUvider Variable Appreciable Life Insurance Contract depend on the smooth functioning of numerous computer systems. Many computer systems in use today are programmed to recognize only the last two digits of a date as the year. As a result, any systems using this kind of programming can not distinguish a date using "00" and may treat it as "1900" instead of "2000." This problem may impact computer systems that store business information, but it could also affect other equipment used in our business like telephone, fax machines and elevators. If this problem is not corrected, the "Year 2000" issue could affect the accuracy and integrity of business records. Prudential's regular business operations could be interrupted as well as those of other companies that deal with us.

In addition, the operations of the mutual funds associated with the PRUvider Variable Appreciable Life Insurance Contract could experience problems resulting from the Year 2000 issue. Please refer to the respective mutual fund's prospectus for information regarding their approach to Year 2000 concerns. The following describes Prudential's effort to address Year 2000 concerns.

To address this potential problem Prudential, as the ultimate parent company of Pruco Life of New Jersey, organized its Year 2000 efforts around the following three areas:

     o BUSINESS SYSTEMS - Computer programs directly used to support our business;

     o    INFRASTRUCTURE   -  Computers  and  other   business   equipment  like
          telephones and fax machines; and

     o    BUSINESS  PARTNERS  -  Year  2000  readiness  of  essential   business
          partners.

BUSINESS  SYSTEMS.  The  business  systems  component  includes  a wide range of
computer  programs  that  directly  support  Prudential's   business  operations
including systems for: insurance product processing, securities trading, personnel record keeping and general accounting systems. All business systems were analyzed to determine whether each computer program with a Year 2000 problem should be retired, replaced or renovated. The majority of this work has been completed. A few remaining programs are currently being tested and completion of this process is expected by June 1999.

INFRASTRUCTURE. As with business applications, we established a specific methodology and process for addressing infrastructure issues. The infrastructure effort includes mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment and systems, buildings and facilities systems, personal computers, and vendor hardware and software. Other than desktop systems, substantially all other infrastructure systems have been tested. Presently a small number of midrange computers, and building and facility systems are still in the testing phase. We expect to have the infrastructure implementation process completed by June 1999.

BUSINESS PARTNERS. Prudential recognizes the importance of determining the Year 2000 readiness of external business relationships especially those that involve electronic data transfer products and services, and products that impact our essential business processes. Prudential first classified each business partner as "highly critical" or "less critical" to our business and then began to develop risk assessment and contingency plans to address the potential that a business partner could experience a Year 2000 failure. All highly critical business partner relationships have been assessed and contingency planning is completed. Risk assessment and contingency planning continues for less critical business partners, and the target completion date for these relationships is June 1999.

Prudential believes that the Business Systems, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. A small number of the projects may not meet their targeted completion date. However, Prudential expects that these projects will be completed by September, 1999. If there are any delays, they should not have a significant impact on the timing of the project as a whole.

THE COST OF YEAR 2000 READINESS

Prudential is funding the Year 2000 program from internal operating budgets, and estimates that its total costs to address the Year 2000 issue will total approximately $220 million. Because these expenses were part of the operating budget, they did not impact the management of PRUvider Variable Appreciable Life Insurance Contracts. During the course of the Year 2000 program, some optional computer projects have been delayed, but these delays have not had any material effect on PRUvider Variable Appreciable Life Insurance Contracts.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

Prudential believes that it is well positioned to lessen the impact of the Year 2000 problem. However, given the nature of this issue, we can not be 100% certain that we are completely prepared, particularly because we can not be certain of Year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of Year 2000 failures may have a material adverse effect on the results of Prudential's operations, liquidity or financial condition. In the worst case, it is possible that a Year 2000 technology failure, whether internal or external, could have a material impact on Prudential's results of operations, liquidity, or financial position. If Prudential is unable to address the Year 2000 problem, we may have difficulty in responding to your incoming phone calls, calculating your unit values or processing withdrawals and purchase payments. It is also possible that the mutual funds associated with the PRUvider Variable Appreciable Life Insurance Contract will be unable to value their securities, in turn creating difficulties in purchasing or selling shares of the respective mutual fund and calculating corresponding unit asset values. The objective of Prudential's Year 2000 program has been to reduce these risks as much as possible.

Most of the operations of the PRUvider Variable Appreciable Life Insurance Contract involve such a large number of individual transactions that they can only be handled with the help of computers. As a result, our current contingency plans include responses to the failure of specific business programs or infrastructure components. However, our contingency responses are now being reviewed and we expect to finalize them by June, 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. Prudential believes that with the completion of its Year 2000 program as scheduled, the possibility of significant interruptions of normal operations will be reduced.


                   EXPANDED TABLE OF CONTENTS OF STATEMENT OF
                             ADDITIONAL INFORMATION


Included in the registration statements for the Contracts and the Fund is a statement of additional information which is available without charge by writing to Pruco Life of New Jersey at 213 Washington Street, Newark, New Jersey 07102-2992. The following table of contents of that Statement provides a brief summary of what is included in each section.


I.   MORE DETAILED INFORMATION ABOUT THE CONTRACT.

     SALES LOAD UPON SURRENDER. A description is given of exactly how Pruco Life of New Jersey determines the amount of the part of the sales load that is imposed only upon surrenders or withdrawals during the first 10 Contract years.

     REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS. Where the Contract is sold at the same time to several individuals who are members of an associated class and Pruco Life of New Jersey's expenses will be reduced, some of the charges under those Contracts may be reduced.

     PAYING PREMIUMS BY PAYROLL DEDUCTION. Your employer may pay monthly premiums for you with deductions from your salary.

     UNISEX   PREMIUMS  AND   BENEFITS.   In  some  states  and  under   certain
     circumstances, premiums and benefits will not vary with the sex of the insured.

     HOW THE DEATH BENEFIT WILL VARY. A description is given of exactly how the death benefit may increase to satisfy Internal Revenue Code requirements.

     WITHDRAWAL OF EXCESS CASH SURRENDER VALUE. If the Contract Fund value is high enough you may be able to withdraw part of the cash surrender value while keeping the Contract in effect. There will be a transaction charge. The death benefit will change. There may be tax consequences. You should consult your Pruco Life of New Jersey representative to discuss whether a withdrawal or a loan is preferable.

     TAX TREATMENT OF CONTRACT BENEFITS. A fuller account is provided of how Contract owners may be affected by federal income taxes.

     SALE OF THE CONTRACT AND SALES COMMISSIONS. The Contract is sold primarily by agents of Prudential who are also registered representatives of one of its subsidiaries, Pruco Securities Corporation, a broker and dealer registered under the Securities and Exchange Act of 1934. Generally, selling agents receive a commission of 50% of the Scheduled Premium in the first year, no more than 6% of the Scheduled Premiums for the second through tenth years and smaller commissions thereafter.

     RIDERS. Various extra fixed-benefits may be obtained for an extra premium. They are described in what are known as "riders" to the Contract.

     OTHER STANDARD CONTRACT PROVISIONS. The Contract contains several provisions commonly included in all life insurance policies. They include provisions relating to beneficiaries, misstatement of age or sex, suicide, assignment, incontestability, and settlement options.


II.  INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.

         General
         Convertible Securities
         Warrants
         Foreign Securities
         Options on Stock and Debt Securities
         Options on Stock Indexes
         Options on Foreign Currencies
         Futures Contracts and Options on Futures Contracts Forward Foreign Currency Exchange Contracts Interest Rate Swaps Loan Participations Reverse Repurchase Agreements and Dollar Rolls When-Issued and Delayed Delivery Securities Short Sales Loans of Portfolio Securities Illiquid Securities

     A more detailed description is given of these investments and the policies of these portfolios.

III. INVESTMENT RESTRICTIONS.

     There are many restrictions upon the investments the portfolios may make and the practices in which they may engage; these are fundamental, meaning they may not be changed without Contract owner approval.

IV.  INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS.

     A fuller description than that in the prospectus is given.

V.   OTHER INFORMATION CONCERNING THE FUND.

         Incorporation and Authorized Shares
         Portfolio Transactions and Brokerage
         Taxation of the Fund
         Custodians
         Experts
         Licenses

VI.  DIRECTORS  AND OFFICERS OF PRUCO LIFE OF NEW JERSEY AND  MANAGEMENT  OF THE
     FUND.

     The names and recent affiliations of Pruco Life of New Jersey's directors and executive officers are given. The same information is given for the Fund.

VII. FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.

VIII. THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.

IX.  DEBT RATINGS.

     A description is given of how Moody's Investors Services, Inc. and Standard & Poor's Ratings Services describe the creditworthiness of debt securities.

                             ADDITIONAL INFORMATION


Pruco Life of New Jersey has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus and the statement of additional information do not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, or by telephoning
(800) SEC-0330, upon payment of a prescribed fee.


Further information may also be obtained from Pruco Life of New Jersey. Its address and telephone number are on the inside front cover of this prospectus.

                              FINANCIAL STATEMENTS


The financial statements of the Account should be distinguished from the financial statements of Pruco Life of New Jersey which should be considered only as bearing upon the ability of Pruco Life of New Jersey to meet its obligations under the Contracts. The financial statements of the Fund are in the statement of additional information.

                     (This page intentionally left blank.)

                           FINANCIAL STATEMENTS OF THE
                 PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS
            OF PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF NET ASSETS
December 31, 1998


                                                                                           SUBACCOUNTS
                                                                                  ----------------------------
                                                                                    FLEXIBLE    CONSERVATIVE
                                                                                     MANAGED      BALANCED
                                                                                    PORTFOLIO     PORTFOLIO
                                                                                  -----------   --------------

ASSETS
   Investment in The Prudential Series Fund, Inc.
     Portfolios at net asset value [Note 3].....................................   $248,985,487  $118,167,929
                                                                                   ------------  ------------
   Net Assets...................................................................   $248,985,487  $118,167,929
                                                                                   ============  ============

NET ASSETS, representing:
   Equity of contract owners....................................................   $248,985,487  $118,167,929
                                                                                   ------------  ------------
                                                                                   $248,985,487  $118,167,929
                                                                                   ============  ============



            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4 THROUGH A7

                                       A1

                           FINANCIAL STATEMENTS OF THE
                 PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS
            OF PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT


STATEMENTS OF OPERATIONS
For the years ended December 31, 1998, 1997 and 1996


                                                                                      SUBACCOUNTS
                                                     --------------------------------------------------------------------------
                                                                    FLEXIBLE                             CONSERVATIVE
                                                                    MANAGED                                BALANCED
                                                                   PORTFOLIO                              PORTFOLIO
                                                     -------------------------------------- -----------------------------------
                                                        1998         1997         1996         1998         1997         1996
                                                     -----------  -----------  ------------ ------------ ------------ ---------

INVESTMENT INCOME
   Dividend income.................................  $10,349,173  $10,897,673   $ 9,673,291  $ 4,872,397  $ 4,982,357  $ 4,036,315
                                                     -----------  -----------   -----------  -----------  -----------  -----------
EXPENSES
   Charges to contract owners for assuming
     mortality risk and expense risk [Note 5A].....    2,116,233    2,184,985     1,886,931      713,776      665,939      603,268
   Reimbursement for excess expenses [Note 5D].....     (767,447)    (793,096)     (768,611)    (183,772)    (163,989)    (184,407)
                                                     -----------  -----------   -----------  -----------  -----------  -----------
NET EXPENSES ......................................    1,348,786    1,391,889     1,118,320      530,004      501,950      418,861
                                                     -----------  -----------   -----------  -----------  -----------  -----------
NET INVESTMENT INCOME .............................    9,000,387    9,505,784     8,554,971    4,342,393    4,480,407    3,617,454
                                                     -----------  -----------   -----------  -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Capital gains distributions received............   27,434,444   56,731,648    31,237,057    6,925,741   11,925,141    6,285,583
   Realized gain on shares redeemed................    8,721,978    2,974,960     1,665,484      594,578      961,056      631,625
   Net change in unrealized gain (loss) on
    investments ...................................  (22,408,120) (11,688,757)   (2,307,005)     329,870   (4,407,263)     818,813
                                                     -----------  -----------   -----------  -----------  -----------  -----------
NET GAIN ON INVESTMENTS ...........................   13,748,302   48,017,851    30,595,536    7,850,189    8,478,934    7,736,021
                                                     -----------  -----------   -----------  -----------  -----------  -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS.......................  $22,748,689  $57,523,635   $39,150,507  $12,192,582  $12,959,341  $11,353,475
                                                     ===========  ===========   ===========  ===========  ===========  ===========



            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4 THROUGH A7

                                       A2

                           FINANCIAL STATEMENTS OF THE
                 PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS
            OF PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998, 1997 and 1996

                                                                                          SUBACCOUNTS
                                              ------------------------------------------------------------------------------------
                                                               FLEXIBLE                                CONSERVATIVE
                                                               MANAGED                                   BALANCED
                                                              PORTFOLIO                                  PORTFOLIO
                                              ------------------------------------------ -----------------------------------------
                                                  1998          1997           1996          1998          1997          1996
                                              ------------- -------------  ------------- ------------- -------------  ------------
OPERATIONS
   Net investment income......................  $ 9,000,387   $ 9,505,784   $  8,554,971  $  4,342,393  $  4,480,407  $  3,617,454
   Capital gains distributions received.......   27,434,444    56,731,648     31,237,057     6,925,741    11,925,141     6,285,583
   Realized gain on shares redeemed...........    8,721,978     2,974,960      1,665,484       594,578       961,056       631,625
   Net change in unrealized gain (loss) on
    investments...............................  (22,408,120)  (11,688,757)    (2,307,005)      329,870    (4,407,263)      818,813
                                               ------------  ------------   ------------  ------------  ------------  ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS..................   22,748,689    57,523,635     39,150,507    12,192,582    12,959,341    11,353,475
                                               ------------  ------------   ------------  ------------  ------------  ------------
NET DECREASE IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS
   AND OTHER OPERATING TRANSFERS
   [Note 7]................................... (152,934,681)  (10,329,244)    (4,012,445)   (4,809,866)   (4,971,703)   (2,779,707)
                                               ------------  ------------   ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RETAINED IN THE ACCOUNT
   [Note 8]...................................     (177,182)     (219,866)       (30,235)       (8,012)     (508,220)      307,568
                                               ------------  ------------   ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....... (130,363,174)    46,974,525     35,107,827     7,374,704     7,479,418     8,881,336


NET ASSETS
   Beginning of year..........................  379,348,661   332,374,136    297,266,309   110,793,225   103,313,807    94,432,471
                                               ------------  ------------   ------------  ------------  ------------  ------------
   End of year................................ $248,985,487  $379,348,661   $332,374,136  $118,167,929  $110,793,225  $103,313,807
                                               ============  ============   ============  ============  ============  ============



            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A4 THROUGH A7

                                       A3

                      NOTES TO FINANCIAL STATEMENTS OF THE
                PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
                                DECEMBER 31, 1998

NOTE 1:    GENERAL

           Pruco Life of New Jersey Variable Appreciable Account ("the Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Pruco Life of New Jersey Variable Appreciable Life ("VAL") and Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider") contracts are invested in the Account.

           The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are thirteen subaccounts within the Account. PRUvider contracts offer the option to invest in two of the subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

           New sales of the VAL product, which invests in the Account, were discontinued as of May 1, 1992. However, premium payments made by current contract owners will continue to be received by the Account.

NOTE 2:    SIGNIFICANT ACCOUNTING POLICIES

           The accompanying financial statements are prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

           Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

           Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

           Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.


                                       A4

NOTE 3:    INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC.
           PORTFOLIOS

           The net asset value per share (rounded) for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts and the aggregate cost of investments in such shares at December 31, 1998 were as follows:

                                                            PORTFOLIOS
                                                 ------------------------------
                                                    FLEXIBLE     CONSERVATIVE
                                                    MANAGED        BALANCED
                                                 --------------  --------------
           Number of shares:                        15,034,666       7,835,779
           Net asset value per share (rounded):  $       16.56   $       15.08
           Cost:                                 $ 241,218,468   $ 110,683,045


NOTE 4:    CONTRACT OWNER UNIT INFORMATION

           Outstanding contract owner units, unit values and total value of contract owner equity at December 31, 1998 were as follows:

                                                                           SUBACCOUNTS
                                                              ------------------------------------
                                                                  FLEXIBLE         CONSERVATIVE
                                                                   MANAGED           BALANCED
                                                                  PORTFOLIO          PORTFOLIO
                                                              -----------------  -----------------
           Contract Owner Units Outstanding (VAL) ..........        49,738,054         28,020,793
           Unit Value (VAL) ................................  $        4.75185   $        3.89530
                                                              ----------------   ----------------
           Contract Owner Equity (VAL) .....................  $    236,347,771   $    109,149,395
                                                              ----------------   ----------------

           Contract Owner Units Outstanding (PRUvider) .....         3,857,290          3,278,692
           Unit value (PRUvider) ...........................  $        3.27632   $        2.75065
                                                              ----------------   ----------------
           Contract Owner Equity (PRUvider) ................  $     12,637,716   $      9,018,534
                                                              ----------------   ----------------
           TOTAL CONTRACT OWNER EQUITY  ....................  $    248,985,487   $    118,167,929
                                                              ================   ================


                                       A5

NOTE 5: CHARGES AND EXPENSES

        A. Mortality Risk and Expense Risk Charges

        The mortality risk and expense risk charges, at an effective annual rate of 0.60% and 0.90%, are applied daily against the net assets representing equity of VAL and PRUvider contract owners held in each subaccount, respectively. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey.

        B. Deferred Sales Charge

        A deferred sales charge is imposed upon surrenders of certain variable life insurance contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge will be imposed on death benefits.

        C. Partial Withdrawal Charge

        A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a contract.

        D. Expense Reimbursement

        The Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and Conservative Balanced Portfolios of the Series Fund. PRUvider contracts do not provide for reimbursement by Pruco Life of New Jersey.

        E. Cost of Insurance Charges

        Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life of New Jersey for the cost of selling the contract . Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life of New Jersey for the guaranteed minimum death benefit risk.

NOTE 6: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

                                       A6

NOTE 7: NET DECREASE IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

        The following amounts represent components of contract owner activity for the years ended December 31, 1998 and 1997:

                                                                                                SUBACCOUNTS
                                                                      -------------------------------------------------------
                                                                                FLEXIBLE                 CONSERVATIVE
                                                                                 MANAGED                   BALANCED
                                                                                PORTFOLIO                  PORTFOLIO
                                                                      ---------------------------   -------------------------
                                                                          1998           1997           1998          1997
                                                                      -------------  ------------   -----------   -----------
        Contract Owner Net Payments...............................    $  19,460,603  $ 22,730,003   $ 8,965,691   $10,313,839
        Policy Loans..............................................       (7,974,049)   (7,849,567)   (3,015,778)   (3,213,273)
        Policy Loan Repayments and Interest.......................        5,598,233     5,129,697     1,976,521     2,156,195
        Surrenders, Withdrawals and Death Benefits................      (13,996,390)  (15,259,724)   (6,131,547)   (6,793,526)
        Net Transfers (To) Other Subaccounts or Fixed Rate
         Options..................................................     (144,967,979)   (2,359,588)   (1,292,182)   (1,375,131)
        Administrative and Other Charges..........................      (11,055,099)  (12,720,065)   (5,312,571)   (6,059,807)
                                                                      -------------- ------------  ------------  ------------
        Net Decrease in Net Assets Resulting From
          Premium Payments and Other Operating Transfers..........    $(152,934,681) $(10,329,244)  $(4,809,866)  $(4,971,703)
                                                                      =============  ============   ===========   ===========



NOTE 8: NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

        The increase (decrease) in net assets retained in the Account represents the net contributions (withdrawals) of Pruco Life of New Jersey to
        (from) the Account. Effective October 13, 1998, Pruco Life of New Jersey no longer maintains a position in the Account. Previously, Pruco Life of New Jersey maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

NOTE 9: UNIT ACTIVITY

        Transactions in units (including transfers among subaccounts) for the years ended December 31, 1998, 1997 and 1996, were as follows:


                                                                            SUBACCOUNTS
                                      ------------------------------------------------------------------------------------------
                                                      FLEXIBLE                                    CONSERVATIVE
                                                       MANAGED                                      BALANCED
                                                      PORTFOLIO                                    PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                         1998           1997           1996            1998           1997           1996
                                      ------------------------------------------------------------------------------------------
        Contract Owner Contributions:   16,398,289    7,728,571     10,117,095      3,568,780      4,308,577       5,634,628
        Contract Owner Redemptions:    (51,572,419) (10,193,317)   (10,999,912)    (4,841,158)    (5,775,601)     (6,423,987)



NOTE 10: PURCHASES AND SALES OF INVESTMENTS

         The aggregate costs of purchases and proceeds from sales of investments in the Series Fund for the year ended December 31, 1998 were as follows:

                                                         PORTFOLIOS
                                                -----------------------------
                                                  FLEXIBLE    CONSERVATIVE
                                                   MANAGED      BALANCED
                                                -----------------------------
           Purchases.........................   $   1,384,533   $    770,632
           Sales.............................   $(155,845,181)  $ (6,102,387)


                                       A7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
PRUvider Variable Appreciable Life Subaccounts of
Pruco Life of New Jersey Variable Appreciable Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Flexible Managed Portfolio and Conservative Balanced Portfolio of the PRUvider Variable Appreciable Life Subaccounts of Pruco Life of New Jersey Variable Appreciable Account at December 31, 1998, the results of each of their operations and the changes in each of their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1998, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
March 19, 1999


                                       A8


Pruco Life Insurance Company of New Jersey

Statements of Financial Position
December 31, 1998 and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                                                   1998             1997
                                                                                ----------       ----------
ASSETS
Fixed maturities
   Available for sale, at fair value (amortized cost, 1998: $617,758; and
   1997: $585,109)                                                              $  622,990       $  592,361
Policy loans                                                                       139,443          127,306
Short-term investments                                                              53,761           52,464
                                                                                ----------       ----------
        Total investments                                                          816,194          772,131
Cash                                                                                    45                3
Deferred policy acquisition costs                                                  113,923          101,625
Accrued investment income                                                           12,209           14,075
Other assets                                                                        15,379            4,037
Separate Account assets                                                          1,453,407        1,110,561
                                                                                ----------       ----------
TOTAL ASSETS                                                                    $2,411,157       $2,002,432
                                                                                ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                                 $  413,848       $  402,601
Future policy benefits and other policyholder liabilities                           90,530           85,220
Cash collateral for loaned securities                                               34,424           33,663
Securities sold under agreements to repurchase                                      27,210               --
Income taxes payable                                                                 1,610           12,963
Net deferred income tax liability                                                   23,715           22,188
Payable to affiliate                                                                 3,492            4,307
Other liabilities                                                                   19,489           17,103
Separate Account liabilities                                                     1,450,986        1,108,994
                                                                                ----------       ----------
Total liabilities                                                                2,065,304        1,687,039
Contingencies - (See Note 10)                                                   ----------       ----------
Stockholder's Equity
Common stock, $5 par value;
      400,000 shares, authorized;
      issued and outstanding at
      December 31, 1998 and 1997                                                     2,000            2,000
Paid-in-capital                                                                    125,000          125,000
Retained earnings                                                                  217,260          185,437
Accumulated other comprehensive income                                               1,593            2,956
                                                                                ----------       ----------
Total stockholder's equity                                                         345,853          315,393
                                                                                ----------       ----------
TOTAL LIABILITIES AND
    STOCKHOLDER'S EQUITY                                                        $2,411,157       $2,002,432
                                                                                ==========       ==========


                                      See Notes to Financial Statements


Pruco Life Insurance Company of New Jersey

Statements of Operations
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                1998             1997             1996
                                                              ---------        ---------        ---------
REVENUES

Premiums                                                      $   1,345        $   1,105        $   1,345
Policy charges and fee income                                    56,247           56,382           58,571
Net investment income                                            47,032           46,324           43,784
Realized investment gains, net                                    8,446            1,707            1,221
Other income                                                      5,755            5,286            4,047
                                                              ---------        ---------        ---------

Total revenues                                                  118,825          110,804          108,968
                                                              ---------        ---------        ---------

BENEFITS AND EXPENSES

Policyholders' benefits                                          28,342           33,999           28,653
Interest credited to policyholders' account balances             18,985           19,372           20,069
General, administrative and other expenses                       22,105           27,236           12,848
                                                              ---------        ---------        ---------

Total benefits and expenses                                      69,432           80,607           61,570
                                                              ---------        ---------        ---------

Income from operations before income taxes                       49,393           30,197           47,398
                                                              ---------        ---------        ---------

Income taxes
Current                                                          15,309           13,279           12,682
Deferred                                                          2,261           (2,305)           2,929
                                                              ---------        ---------        ---------

Total income taxes                                               17,570           10,974           15,611
                                                              ---------        ---------        ---------

NET INCOME                                                    $  31,823        $  19,223        $  31,787
                                                              =========        =========        =========

Net unrealized investment gains (losses) on securities,
net of reclassification adjustment                               (1,363)             924           (4,556)
                                                              ---------        ---------        ---------

TOTAL COMPREHENSIVE INCOME                                    $  30,460        $  20,147        $  27,231
                                                              =========        =========        =========


                                      See Notes to Financial Statements


Pruco Life Insurance Company of New Jersey

Statements of Changes in Stockholder's Equity
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------


                                                                                      Accumulated
                                                                                         other            Total
                                         Common          Paid-in-       Retained     comprehensive     stockholder's
                                          stock          capital        earnings         income           equity
                                        ---------       ---------       ---------       ---------        ---------
Balance, January 1, 1996                $   2,000       $ 125,000       $ 134,427       $   6,588        $ 268,015

   Net income                                  --              --          31,787              --           31,787
   Change in net unrealized
      investment gains, net of
      reclassification adjustment              --              --              --          (4,556)          (4,556)
                                        ---------       ---------       ---------       ---------        ---------
Balance, December 31, 1996                  2,000         125,000         166,214           2,032          295,246

   Net income                                  --              --          19,223              --           19,223
   Change in net unrealized
      investment gains, net of
      reclassification adjustment              --              --              --             924              924

                                        ---------       ---------       ---------       ---------        ---------
Balance, December 31, 1997                  2,000         125,000         185,437           2,956          315,393

   Net income                                  --              --          31,823              --           31,823
   Change in net unrealized
      investment gains, net of
      reclassification adjustment              --              --              --          (1,363)          (1,363)
                                        ---------       ---------       ---------       ---------        ---------
Balance, December 31, 1998              $   2,000       $ 125,000       $ 217,260       $   1,593        $ 345,853
                                        =========       =========       =========       =========        =========

                                         See Notes to Financial Statements


Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                             1998               1997               1996
                                                                          -----------        -----------        -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                             $    31,823        $    19,223        $    31,787
   Adjustments to reconcile net income to net cash (used in)
   provided by operating activities:
      Policy charges and fee income                                           (10,871)            (7,841)            (9,963)
      Interest credited to policyholders' account balances                     18,985             19,372             20,069
      Realized investment gains, net                                           (8,446)            (1,707)            (1,221)
      Amortization and other non-cash items                                     2,491             (1,046)            10,065
      Change in:
        Future policy benefits and other policyholders' liabilities             5,310              8,981              7,461
        Accrued investment income                                               1,866             (1,167)            (1,329)
        Policy loans                                                          (12,137)           (13,388)           (15,724)
        Separate Accounts                                                        (854)             1,629             (1,335)
        Payable to affiliates                                                    (815)            (1,752)             4,300
        Deferred policy acquisition costs                                     (12,298)             5,340            (10,934)
        Income taxes payable                                                  (11,353)            10,993              1,970
        Deferred income tax liability                                           1,527             (1,987)               366
        Other, net                                                             (8,955)             2,812              4,669
                                                                          -----------        -----------        -----------
Cash Flows (Used in) From Operating Activities                                 (3,727)            39,462             40,181
                                                                          -----------        -----------        -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of:
      Fixed maturities:
        Available for sale                                                  1,001,096            645,355            901,775
   Payments for the purchase of:
      Fixed maturities:
        Available for sale                                                 (1,029,988)          (679,709)          (956,483)
   Cash collateral for loaned securities, net                                     761             33,663                 --
   Securities sold under agreements to repurchase, net                         27,210                 --                 --
   Short term investments, net                                                 (1,297)           (35,461)            28,306
                                                                          -----------        -----------        -----------
Cash Flows Used in Investing Activities                                        (2,218)           (36,152)           (26,402)
                                                                          -----------        -----------        -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
      Deposits                                                                300,536            134,020             16,754
      Withdrawals                                                            (294,549)          (141,255)           (26,605)
                                                                          -----------        -----------        -----------
Cash Flows From (Used in) Financing Activities                                  5,987             (7,235)            (9,851)
                                                                          -----------        -----------        -----------
Net increase (decrease) in Cash                                                    42             (3,925)             3,928
Cash, beginning of year                                                             3              3,928                 --
                                                                          -----------        -----------        -----------
CASH, END OF PERIOD                                                       $        45        $         3        $     3,928
                                                                          ===========        ===========        ===========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                                         $    27,083        $     1,896        $    11,673
                                                                          ===========        ===========        ===========


                                              See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   BUSINESS

Pruco Life Insurance Company of New Jersey (the Company) is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, variable annuities, and fixed annuities (the Contracts) only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance  Company (Pruco
Life), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Pruco Life intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Pruco Life is under no obligation to make such contributions and its assets do not back the benefits payable under the Contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual annuities. There are approximately 1,620 stock, mutual and other types of insurers in the life insurance business in the United States.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements include the accounts of the Company, a stock life insurance company. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP").

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments

Fixed maturities classified as "available for sale" are carried at estimated fair value. The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale" including the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income."

Policy loans are carried at unpaid principal balances.

Short-term investments, consists primarily of highly liquid debt instruments purchased with an original maturity of twelve months or less and are carried at amortized cost, which approximates fair value.

Realized investment gains, net, are computed using the specific identification method. Costs of fixed maturity are adjusted for impairments considered to be other than temporary.

Cash

Cash  includes  cash  on  hand,   amounts  due  from  banks,  and  money  market
instruments.

Deferred Policy Acquisition Costs

The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

Securities loaned

Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the statements of financial position. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase

Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased is monitored and additional collateral is requested, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are
short-term  in  nature  (usually  30  days  or  less).   Securities  loaned  are
collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities

Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. Separate Account assets include common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life of New Jersey Modified Guaranteed Annuity Account. The Pruco Life of New Jersey Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life of New Jersey Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Insurance Revenue and Expense Recognition

Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Amounts received as payment for interest sensitive life, investment contracts and variable annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected as "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, and surrender charges. In addition, interest earned from the investment of these account balances is reflected in "Net investment income." Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Other Income

Other income consists primarily of asset management fees which are received by the Company from Prudential for services Prudential provides to the Prudential Series Fund, an underlying investment option of the Separate Accounts.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company are futures and can be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to hedge market risk from changes in interest rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All derivatives used by the Company are for other than trading purposes.

To qualify as a hedge, derivatives must be designated as hedges for existing assets, liabilities, firm commitments, or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives must be evaluated at the inception of the hedge and throughout the hedge period.

When derivatives qualify as hedges, the changes in the fair value or cash flows of the derivatives and the hedged items are recognized in earnings in the same period. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other liabilities" in the Statements of Financial Position, and changes in their fair value are recognized in earnings in "Realized investment gains, net" without considering changes in the hedged assets or liabilities. Cash flows from other than trading derivative assets and liabilities are reported in the operating activities section in the Statements of Cash Flows.

Income Taxes

The Company is a member of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements

In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and was applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain transactions, including repurchase agreements, dollar rolls, securities lending and similar transactions. Adoption of SFAS 125 did not have a material impact on the Company's results of operations, financial position and liquidity.

On January 1, 1999,  the Company  adopted the  American  Institute  of Certified
Public Accountants ("AICPA") Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). This statement provides guidance for determining when an insurance company or other enterprise should recognize a liability for guaranty-fund assessments as well as guidance for measuring the liability. The adoption of SOP 97-3 is not expected to have a material effect on the Company's financial position or results of operations.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which can affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other items not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this statement by the first quarter of 2000 and is currently assessing the effect of the new standard.

In  October,  1998,  the AICPA  issued  Statement  of  Position  98-7,  "Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," ("SOP 98-7"). This statement provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to current year presentations.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.   INVESTMENTS


Fixed Maturities

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                           1998
                                                  -----------------------------------------------------
                                                                  Gross          Gross        Estimated
                                                 Amortized      Unrealized      Unrealized      Fair
                                                    Cost          Gains          Losses         Value
                                                  --------       --------       --------       --------
                                                                    (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
U.S. government corporations and agencies         $ 51,663       $    260       $    318       $ 51,605

Foreign government bonds                            34,744            887            236         35,395

Corporate Securities                               531,351          7,273          2,634        535,990
                                                  --------       --------       --------       --------

Total fixed maturities available for sale         $617,758       $  8,420       $  3,188       $622,990
                                                  ========       ========       ========       ========

                                                                           1997
                                                  -----------------------------------------------------
                                                                  Gross          Gross        Estimated
                                                 Amortized      Unrealized      Unrealized      Fair
                                                    Cost          Gains          Losses         Value
                                                  --------       --------       --------       --------
                                                                    (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
U.S. government corporations and agencies         $ 42,885       $    340       $      3       $ 43,222

Foreign government bonds                            38,332            551             --         38,883

Corporate securities                               503,892          6,545            181        510,256
                                                  --------       --------       --------       --------

Total fixed maturities available for sale         $585,109       $  7,436       $    184       $592,361
                                                  ========       ========       ========       ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.   INVESTMENTS (continued)


The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1998, are shown below:


                                                          Available for Sale
                                                     ---------------------------
                                                     Amortized        Estimated
                                                       Cost           Fair Value
                                                     --------         ----------
                                                           (In Thousands)

Due in one year or less                              $ 13,645           $ 13,767

Due after one year through five years                 269,252            271,525


Due after five years through ten years                255,280            257,992


Due after ten years                                    79,581             79,706
                                                     --------           --------

Total                                                $617,758           $622,990
                                                     ========           ========

Actual maturities will differ from contractual maturities because, in certain circumstances, issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1998, 1997, and 1996 were $990.7 million, $635.4 million and $854.8 million, respectively. Gross gains of $8.8 million, $2.9 million, and $3.9 million and gross losses of $1.8 million, $1.2 million, and $3.8 million were realized on those sales during 1998, 1997, and 1996, respectively. Proceeds from maturities of fixed maturities available for sale during 1998, 1997, and 1996 were $10.4 million, $10.0 million, and $47.0 million, respectively.

Writedowns for impairments of fixed maturities which were deemed to be other than temporary were $.6 million for 1998. There were no impairments of fixed maturities for the years 1997 and 1996.

The following table describes the credit quality of the fixed maturity portfolio, based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") or Standard & Poor's Corporation, an independent rating agency as of December 31, 1998:

                                               Available for Sale
                                         -------------------------------
                                         Amortized            Estimated
                                           Cost               Fair Value
                                         ---------            ----------
       NAIC     Standard & Poor's                  (In Thousands)

         1      AAA to AA-               $ 303,209            $ 306,693

         2      BBB+ to BBB-               286,640              287,888

         3      BB+ to BB-                  27,134               27,692

         4      B+ to B-                       704                  638

         5      CCC or lower                    71                   79

         6      In or near default              --                   --
                                         ---------            ---------

                Total                    $ 617,758            $ 622,990
                                         =========            =========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)


The fixed maturity portfolio consists largely of investment grade assets (rated "1" or "2" by the NAIC), with such investments accounting for 95% and 96% of the portfolio at December 31, 1998 and 1997, respectively, based on fair value. As of both of those dates, no fixed maturities in the portfolio were rated "6" by the NAIC, defined as public and private placement securities which are currently non-performing or believed subject to default in the near-term.

The Company continually reviews fixed maturities and identifies potential problem assets which require additional monitoring. The Company defines "problem" fixed maturities as those for which principal and/or interest payments are in default. The Company defines "potential problem" fixed maturities as assets which are believed to present default risk associated with future debt service obligations and therefore require more active management. No problem or potential problem fixed maturities were identified in 1998 or 1997.

Special Deposits

Fixed   maturities   of  $.5  million  at  both  December  31,  1998  and  1997, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.


Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                              1998            1997            1996
                                            --------        --------        --------
                                                         (In Thousands)
Fixed maturities - available for sale       $ 39,478        $ 37,563        $ 36,193
Policy loans                                   7,350           6,596           5,761
Short-term investments                         3,502           3,023           2,504
Other                                           (842)            333              28
                                            --------        --------        --------
Gross investment income                       49,488          47,515          44,486
Less investment expenses                      (2,456)         (1,191)           (702)
                                            --------        --------        --------
Net investment income                       $ 47,032        $ 46,324        $ 43,784
                                            ========        ========        ========


Realized investment gains, net, including charges for other than temporary reductions in value, for the years ended December 31, were as follows:

                                       1998            1997            1996
                                     --------        --------        --------
                                                  (In Thousands)

Realized investment gains            $ 17,957        $  2,898        $  5,232
Realized investment losses             (9,511)         (1,191)         (4,011)
                                     --------        --------        --------

Realized investment gains, net       $  8,446        $  1,707        $  1,221
                                     ========        ========        ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.   INVESTMENTS (continued)

Net Unrealized Investment Gains

Net unrealized investment gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of accumulated other comprehensive income. Changes in these amounts include adjustments to avoid double-counting in comprehensive income, items that are included as part of net income for a period that also have been part of other comprehensive income in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                   1998           1997           1996
                                                                                  -------        -------        -------
                                                                                              (In Thousands)
Net unrealized investment gains, beginning of year                                $ 2,956        $ 2,032        $ 6,588
Changes in net unrealized investment gains attributable to:
  Investments:
   Net unrealized investment gains on investments arising during the period         3,227          3,228         (6,403)
   Reclassification adjustment for gains included in net income                     4,539          1,109            860
                                                                                  -------        -------        -------
   Change in net unrealized investment gains, net of adjustments                   (1,312)         2,119         (7,263)
Impact of net unrealized investment gains on:
   Future policy benefits                                                              57            216           (776)
   Deferred policy acquisition costs                                                 (108)        (1,411)         3,483
                                                                                  -------        -------        -------
Change in net unrealized investment gains                                          (1,363)           924         (4,556)
                                                                                  -------        -------        -------
Net unrealized investment gains, end of year                                      $ 1,593        $ 2,956        $ 2,032
                                                                                  =======        =======        =======

Unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $1.7 million, $1.7 million and $(3.6) million for the years ended December 31, 1998, 1997, and 1996, respectively.

Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997, and 1996 are net of income tax expense of $(2.4) million, $(.6) million and $(.5) million, respectively.

The future policy benefits reported in the above table are net of income tax expense (benefit) of $.03 million, $0, and $(.4) million for the years ended December 31, 1998, 1997 and 1996, respectively.

Deferred policy acquisition costs in the above tables for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense (benefit) of $(.06) million, $(.8) million and $2.0 million, respectively.

4.   POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31 are as follows:


                                                    1998                  1997
                                                   -------               -------
                                                           (In Thousands)

Life insurance                                     $85,523               $80,464
Annuities                                            5,007                 4,756
                                                   -------               -------
                                                   $90,530               $85,220
                                                   =======               =======

Life insurance liabilities include reserves for death and endowment policy benefits. Annuity liabilities include reserves for immediate annuities.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

4.   POLICYHOLDERS' LIABILITIES (continued)

The following table highlights the key assumptions generally utilized in calculating these reserves:

        Product                   Mortality                Interest Rate              Estimation Method
----------------------     -----------------------     ----------------------    ---------------------------
Life insurance             Generally rates                  2.5% to 7.5%         Net level premium based
                           guaranteed in                                         on non-forfeiture
                           calculating                                           interest rate
                           cash surrender values

Individual immediate       1983 Individual Annuity         6.25% to 8.75%        Present value of
annuities                  Mortality Table with                                  expected future payment
                           certain modifications                                 based on historical experience

Policyholders' account balances at December 31, are as follows:

                                                        1998              1997
                                                      --------          --------
                                                            (In Thousands)

Individual annuities                                  $148,327          $145,120
Interest-sensitive life contracts                      265,521           257,481
                                                      --------          --------
                                                      $413,848          $402,601
                                                      ========          ========


Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

           Product                          Interest Rate                 Withdrawal / Surrender Charges
           -------                          -------------                 ------------------------------
Interest sensitive life contracts            4.0% to 5.4%               Various up to 10 years

Individual annuities                         3.0% to 5.6%               0% to 8% for up to 8 years

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

5.   REINSURANCE

The Company participates in reinsurance, with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer, except for cases involving a novation. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Statement of Operations for the year ended December 31 are below.

                                             1998          1997           1996
                                           -------        -------        -------
                                                      (In Thousands)
Direct Premiums                            $ 1,373        $ 1,117        $ 1,345
  Reinsurance ceded-affiliated                 (28)           (12)            --
                                           -------        -------        -------
Premiums                                   $ 1,345        $ 1,105        $ 1,345
                                           =======        =======        =======
Policyholders' benefits ceded              $    15        $    14        $    13
                                           =======        =======        =======
Reinsurance recoverables, included in "Other assets" in the Company's Statements of Financial Position, at December 31 include amounts recoverable on unpaid and paid losses and were as follows:

                                                           1998             1997
                                                           ----             ----
                                                               (In Thousands)

Life insurance - affiliated                                 $31              $30
                                                            ---              ---
                                                            $31              $30
                                                            ===              ===

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6.   INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:

                                          1998           1997            1996
                                        --------       --------        --------
                                                   (In Thousands)
Current tax expense (benefit):
U.S.                                    $ 14,786       $ 12,880        $ 13,589
State and local                              523            399            (907)
                                        --------       --------        --------
Total                                     15,309         13,279          12,682
                                        --------       --------        --------

Deferred tax expense (benefit):
U.S.                                       2,198         (2,305)          2,848
State and local                               63             --              81
                                        --------       --------        --------
Total                                      2,261         (2,305)          2,929
                                        --------       --------        --------

Total income tax expense                $ 17,570       $ 10,974        $ 15,611
                                        ========       ========        ========


The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                          1998            1997           1996
                                        --------        --------       --------
                                                     (In Thousands)

Expected federal income tax expense     $ 17,288        $ 10,569       $ 16,589
State and local income taxes                 381             259           (537)
Other                                        (99)            146           (441)
                                        --------        --------       --------
Total income tax expense                $ 17,570        $ 10,974       $ 15,611
                                        ========        ========       ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                          1998            1997
                                                         -------         -------
                                                             (In Thousands)
Deferred income tax assets:
Insurance reserves                                       $10,016         $ 6,907
Other                                                         --              --
                                                         -------         -------
Deferred tax assets                                      $10,016         $ 6,907
                                                         -------         -------

Deferred income tax liabilities:
Deferred acquisition costs                                28,509          24,725
Net investment gains                                       2,847           4,284
Other                                                      2,375              86
                                                         -------         -------
Deferred tax liabilities                                  33,731          29,095
                                                         -------         -------

Net deferred federal tax liability                       $23,715         $22,188
                                                         =======         =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6.   INCOME TAXES (continued)

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1998 and 1997, respectively, the Company had no federal or state operating loss carryforwards for tax purposes.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. Management, however, believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7.   EQUITY

Reconciliation of Statutory Surplus and Net Income

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance with net income and equity determined using GAAP.

                                                                1998            1997             1996
                                                              --------        --------        --------
                                                                             (In Thousands)
Statutory net income                                          $ 18,704        $ 18,306        $ 24,774

Adjustments to reconcile to net income on a GAAP basis:
Deferred acquisition costs                                      12,464          (3,170)          5,656
Deferred premium                                                   534             198             221
Insurance liabilities                                             (808)          2,324           4,784
Deferred taxes                                                  (2,261)          2,305          (2,929)
Valuation of investments                                         3,794            (143)           (765)
Other, net                                                        (604)           (597)             46
                                                              --------        --------        --------
GAAP net income                                               $ 31,823        $ 19,223        $ 31,787
                                                              ========        ========        ========


                                                             1998            1997
                                                          ---------        ---------
                                                                 (In Thousands)
Statutory surplus                                         $ 252,530        $ 235,958

Adjustments to reconcile to equity on a GAAP basis:
Valuation of investments                                     20,799           18,540
Deferred acquisition costs                                  113,923          101,625
Deferred premium                                             (1,473)          (2,007)
Insurance liabilities                                       (18,141)         (19,120)
Deferred taxes                                              (23,715)         (22,188)
Other, net                                                    1,930            2,585
                                                          ---------        ---------
GAAP stockholder's equity                                 $ 345,853        $ 315,393
                                                          =========        =========


8.   FAIR VALUE OF FINANCIAL INSTRUMENTS


The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities

Estimated fair values for fixed maturities are based on quoted market prices or estimates from independent pricing services.

Policy loans

Estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

8.   FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)


Policyholders' account balances

Estimated fair values of policyholders' account balances are derived by using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Derivative financial instruments

The fair value of futures is estimated based on market quotes for transactions with similar terms. The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:

                                                      1998                              1997
                                           ---------------------------       ---------------------------
                                           Carrying         Estimated         Carrying         Estimated
                                             Value          Fair Value         Value          Fair Value
                                           ----------       ----------       ----------       ----------
                                                                     (In Thousands)
Financial Assets:
Fixed maturities available  for sale       $  622,990       $  622,990       $  592,361       $  592,361
Policy loans                                  139,443          146,504          127,306          126,262
Short-term investments                         53,761           53,761           52,464           52,464
Cash                                               45               45                3                3
Separate Accounts assets                    1,453,407        1,453,407        1,110,561        1,110,561

Financial Liabilities:
Policyholders'
    account balances                       $  413,848       $  414,602       $  402,601       $  401,267
Cash collateral for loaned
    securities                                 61,634           61,634           33,663           33,663
Separate Accounts liabilities               1,450,986        1,450,986        1,108,994        1,108,994
Derivatives                                        --               --               83               83


9.   DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Futures

The Company uses exchange-traded Treasury futures to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures is estimated based on market quotes for a transaction with similar terms.

Under exchange-traded futures, the Company agrees to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. Futures are typically used to hedge duration mismatches between assets and liabilities by replicating Treasury performance. Treasury futures move substantially in value as interest rates change and can be used to either generate new or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9.   DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

For futures that meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The fair value of futures contracts was immaterial at December 31, 1998 and 1997.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties.

10.  CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

11.  DIVIDENDS

The Company is subject to New Jersey law which requires any shareholder dividend or distribution must be filed with the New Jersey Commissioner of Insurance. Cash dividends may only be paid out of surplus derived from realized net profits.

12.  RELATED PARTY TRANSACTIONS

Service Agreements

Prudential and Pruco Life of New Jersey operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential. The net cost of these services allocated to the Company were $23.5 million, $16.2 million, and $12.2 million for the years ended December 31, 1998, 1997, and 1996, respectively. These costs are treated in a manner consistent with the Company's policy on deferred acquisition costs.

Prudential and Pruco Life of New Jersey have an agreement with respect to administrative services for the Prudential Series Fund. The Company invests in the various portfolios of the Series Fund through the Separate Accounts. Under this agreement, Prudential pays compensation to Pruco Life of New Jersey in the amount equal to a portion of the gross investment advisory fees paid by the Prudential Series Fund. The Company received from Prudential its allocable shares of such compensation in the amount of $5.6 million, $5.0 million, and $3.5 million during 1998, 1997, and 1996 respectively, recorded in "Other income."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

Reinsurance

The Company currently has a reinsurance agreement in place with Prudential (the reinsurer). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1998, 1997, and 1996.

Debt Agreements

In July 1998, the Company established a revolving line of credit facility with Prudential Funding Corporation, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 1998.

                        Report of Independent Accountants
                        ---------------------------------



To the Board of Directors of
Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of financial position and the related statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
New York, New York
February 26, 1999

PRUvider(SM)
Variable Appreciable Life(R)
Insurance


PRUvider(SM) Variable Appreciable Life(R) was issued by Pruco Life Insurance Company of New Jersey, 213 Washington Street, Newark, NJ 07102-2992 and offered through Pruco Securities Corporation, 751 Broad Street, Newark, NJ 07102-3777, both subsidiaries of The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777. PRUvider is a service mark of Prudential. Appreciable Life is a registered mark of Prudential.



[GRAPHIC OMITTED]


Pruco Life Insurance Company of New Jersey
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 778-2255

SVAL-2 Ed. 5/99 CAT# 640189U

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1999

THE PRUDENTIAL
SERIES FUND, INC.

The Prudential Series Fund, Inc. (the Fund) is a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives through its seventeen separate Portfolios, each of which is, for investment purposes, in effect a separate fund (the Portfolios).


The Fund offers two classes of shares of each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts. Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of contracts (collectively with the Prudential contracts, the Contracts). These separate accounts invest in shares of the Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.


NOT EVERY PORTFOLIO IS AVAILABLE UNDER EACH CONTRACT. THE PROSPECTUS FOR EACH CONTRACT LISTS THE PORTFOLIOS CURRENTLY AVAILABLE UNDER THAT PARTICULAR CONTRACT.


In order to sell shares to both Prudential and non-Prudential insurance companies, the Fund has obtained an Order from the SEC. The Fund and its Portfolios are managed in compliance with the terms and conditions of that Order.This statement of additional information is not a prospectus and should be read in conjunction with the Fund's prospectus dated May 1, 1999, which is available without charge upon written request to The Prudential Series Fund, Inc., 751 Broad Street, Newark, New Jersey 07102-3777 or by telephoning (800) 778-2255.

                        THE PRUDENTIAL SERIES FUND, INC.
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 778-2255

PSF-2 Ed 5-99      Catalog No. 646674P

                                    CONTENTS


                                                                         PAGE
                                                                         ----
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.....................  1
I.    GENERAL............................................................  1
II.   CONVERTIBLE SECURITIES.............................................  1
V.    WARRANTS...........................................................  1
IV.   FOREIGN SECURITIES.................................................  1
V.    OPTIONS ON STOCK AND DEBT SECURITIES...............................  2
VI.   OPTIONS ON STOCK INDEXES...........................................  4
VII.  OPTIONS ON FOREIGN CURRENCIES......................................  6
VIII. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.................  7
IX.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS........................ 10
XIX.  INTEREST RATE SWAPS................................................ 10
XI.   LOAN PARTICIPATIONS................................................ 10
XII.  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS..................... 11
XIII. WHEN-ISSUED AND DELAYED DELIVERY SECURITIES........................ 11
XIV.  SHORT SALES........................................................ 11
XV.   LOANS OF PORTFOLIO SECURITIES...................................... 12
XVI.  ILLIQUID SECURITIES................................................ 12
XVII. FURTHER INFORMATION ABOUT THE ZERO COUPON BOND PORTFOLIOS.......... 13

INVESTMENT RESTRICTIONS.................................................. 14

INVESTMENT MANAGEMENT AND
DISTRIBUTION ARRANGEMENTS................................................ 17
I.    INVESTMENT MANAGEMENT ARRANGEMENTS ................................ 17
II.   DISTRIBUTION ARRANGEMENTS.......................................... 20

OTHER INFORMATION CONCERNING THE  FUND................................... 21
I.     INCORPORATION AND AUTHORIZED STOCK................................ 21
II.    PORTFOLIO TRANSACTIONS AND BROKERAGE.............................. 21
III.   TAXATION OF THE FUND.............................................. 24
IV.    CUSTODIANS........................................................ 25
V.     EXPERTS........................................................... 25
VI.    LICENSES.......................................................... 25


MANAGEMENT OF THE FUND................................................... 26

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS


APPENDIX: DEBT RATINGS

              INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

I.  GENERAL


This Statement of Additional Information provides information about the Fund, which consists of seventeen separate portfolios -- the Conservative Balanced Portfolio, Diversified Bond Portfolio, Diversified Conservative Growth Portfolio, Equity Portfolio, Equity Income Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Money Market Portfolio, Natural Resources Portfolio, Prudential Jennison Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio, 20/20 Focus Portfolio, Zero Coupon Bond Portfolio 2000 and Zero Coupon Bond Portfolio 2005. Not every Portfolio is available under every Contract. The prospectus for each Contract lists the Portfolios currently available under that particular Contract. The Portfolios are managed by Prudential as discussed under MANAGEMENT OF THE FUND.


Each of the seventeen Portfolios has a different investment objective. For this reason, each Portfolio will have different investment results and be subject to different financial and market risks. FINANCIAL RISK refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. MARKET RISK refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.


The investment objectives of the Portfolios can be found under RISK/RETURN SUMMARY and HOW THE PORTFOLIOS INVEST in the prospectus.


II. CONVERTIBLE SECURITIES


The Conservative Balanced, Diversified Conservative Growth, Flexible Managed, Equity, Prudential Jennison, Small Capitalization Stock and 20/20 Focus Portfolios may invest in convertible securities and a significant portion of the assets of the Equity Income, Global and Natural Resources Portfolios may be invested in these types of securities.


A convertible security is a debt security - for example, a bond or preferred stock - that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock are senior to a company's common stock but are usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the issuer's common stock but lower than the rate on the issuer's debt obligations. At the same time, they offer - through their conversion mechanism - the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

III. WARRANTS


The Conservative Balanced, Equity, Equity Income, Flexible Managed, Global, Natural Resources, Prudential Jennison and Small Capitalization Stock Portfolios may invest in warrants on common stocks. The 20/20 Focus Portfolio may invest up to 5% of its total assets in warrants. A warrant is a right to buy a number of shares of stock at a specified price during a specified period of time. The risk associated with warrants is that the market price of the underlying stock will stay below the exercise price of the warrant during the exercise period. If this occurs, the warrant becomes worthless and the investor loses the money he or she paid for the warrant.


From time to time, the Diversified Bond and the High Yield Bond Portfolios may invest in debt securities that are offered together with warrants but only when the debt security meets the Portfolio's investment criteria and the value of the warrant is relatively very small. If the warrant later becomes valuable, it may be sold or exercised.

IV. FOREIGN SECURITIES


2. The Global Portfolio may invest up to 100% of its total assets in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers. The Diversified Bond and High Yield Bond Portfolios may each invest up to 20% of their assets in U.S. currency denominated debt securities issued outside the U.S. by foreign or U.S. issuers. In addition, the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% in such securities. The Conservative Balanced, Equity Income and Flexible Managed Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or U.S. issuers. The Equity, Natural Resources and Prudential Jennison Portfolios may invest up to 30% of their total assets in non-U.S. currency denominated common stock and fixed income securities convertible into common stock of foreign and U.S. issuers. The Diversified Conservative Growth Portfolio may invest up to 15% of its total assets in foreign equity securities and up to 25% of its total assets in foreign debt obligations (of which, 10% of the Portfolio's total assets may be invested in debt obligations of issuers in emerging countries). The 20/20 Focus Portfolio may invest up to 20% of its total assets in securities of foreign issuers.

American Depositary Receipts (ADRs) are not considered "foreign securities" for purposes of the percentage limitations set forth in the preceding paragraph. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company. ADRs represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in the over-the-counter (OTC) market. Investment in ADRs has certain advantages over direct investments in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as U.S. issuers.

Foreign securities (including ADRs) involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of an issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in U.S. currency, the risk of currency fluctuations. Foreign securities may be subject to greater movement in price than U.S. securities and under certain market conditions, may be less liquid than U.S securities. In addition, there may be less publicly available information about a foreign company than a U.S company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriations, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a Portfolio to obtain or enforce a judgment against the issuers of such securities.


If a security is denominated in a foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The Portfolios that may invest in foreign securities may enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by a Portfolio; and protecting the U.S. dollar value of such securities which are held by the Portfolio. A Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. In addition, the Portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts.

V. OPTIONS ON STOCK AND DEBT SECURITIES

A. OPTIONS ON STOCK


The Conservative Balanced, Diversified Conservative Growth, Equity Income, Equity, Flexible Managed, Global, Natural Resources, Prudential Jennison and Small Capitalization Stock Portfolios may purchase and "write" (that is, sell) put and call options on equity securities that are traded on securities exchanges, listed on the National Association of Securities Dealers Automated Quotations System (NASDAQ), or privately negotiated with broker-dealers (OTC equity options).


A call option is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option.

A put option is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium.


The Portfolios will write only "covered" options on stocks. A call option is covered if:

(1) the Portfolio owns the security underlying the option;
(2) the Portfolio has an absolute right to acquire the security immediately;
(3) the Portfolio has a call on the same security that underlies the option which has an exercise price equal to or less than the exercise price of the covered option (or, if the exercise price is greater, the Portfolio sets aside in a segregated account liquid assets that are equal to the difference).

A put option is covered if:


(1) the Portfolio sets aside in a segregated account liquid assets that are equal to or greater than the exercise price of the option;

(2) the Portfolio holds a put on the same security that underlies the option which has an exercise price equal to or greater than the exercise price of the covered option (or, if the exercise price is less, the Portfolio sets aside in a segregated account liquid assets that are equal to the difference).

The Conservative Balanced, Diversified Conservative Growth, Equity Income, Equity, Flexible Managed, Global, Natural Resources, Prudential Jennison and Small Capitalization Stock Portfolios, can also purchase "protective puts" on equity securities. These are acquired to protect a Portfolio's security from a decline in market value. In a protective put, a Portfolio has the right to sell the underlying security at the exercise price, regardless of how much the underlying security may decline in value. In exchange for this right, the Portfolio pays the put seller a premium.


The Portfolios may use options for both hedging and investment purposes. None of the Portfolios intend to use more than 5% of its net assets to acquire call options on stocks. The Portfolios may purchase equity securities that have a put or call option provided by the issuer.

B. OPTIONS ON DEBT SECURITIES


The Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, Government Income and High Yield Bond Portfolios may purchase and sell put and call options on debt securities, including U.S. government debt securities, that are traded on a U.S. securities exchange or privately negotiated with primary U.S. government securities dealers that are recognized by the Federal Reserve Bank of New York (OTC debt options). None of the Portfolios currently intend to invest more than 5% of its net assets at any one time in call options on debt securities.


Options on debt securities are similar to stock options (see above) except that the option holder has the right to acquire or sell a debt security rather than an equity security.

The Portfolios will write only covered options. Options on debt securities are covered in much the same way as options on equity securities. One exception is in the case of call options on U.S. Treasury Bills. With these options, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value that matches the option contract amount and a maturity date that is no later than the maturity date of the securities underlying the option.


The above Portfolios may also write straddles - which are simply combinations of a call and a put written on the same security at the same strike price and maturity date. When a Portfolio writes a straddle, the same security is used to "cover" both the put and the call. If the price of the underlying security is below the strike price of the put, the Portfolio will set aside liquid assets as additional cover equal to the difference. A Portfolio will not use more than 5% of its net assets as cover for straddles.

The above Portfolios may also purchase protective puts to try to protect the value of one of the securities it owns against a decline in market value, as well as putable and callable debt securities.

C. RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.

A Portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move opposite to the Portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate at all times to handle the trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the OTC option. While the Portfolios will seek to enter into OTC options only with dealers who agree to enter into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, a Portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Portfolios enter into OTC option transactions under the Board of Directors' general supervision.


VI. OPTIONS ON STOCK INDEXES


A.  STOCK INDEX OPTIONS

The Conservative Balanced, Diversified Conservative Growth, Equity, Equity Income, Flexible Managed, Global, Natural Resources, Prudential Jennison, Small Capitalization Stock, Stock Index, and 20/20 Focus Portfolios may purchase and sell put and call options on stock indexes that are traded on securities exchanges, listed on NASDAQ or that are privately-negotiated with broker-dealers (OTC options). Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

A Portfolio will only sell or "write" covered options on stock indexes. A call option is covered if the Portfolio holds stocks at least equal to the value of the index times the multiplier times the number of contracts (the Option Value). When a Portfolio writes a call option on a broadly based stock market index, the Portfolio will set aside cash, cash equivalents or "qualified securities" (defined below). The value of the assets to be segregated cannot be less than 100% of the Option Value as of the time the option is written.


If a Portfolio has written an option on an industry or market segment index, it must set aside at least five "qualified securities," all of which are stocks of issuers in that market segment, with a market value at the time the option is written of not less than 100% of the Option Value. The qualified securities will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so set aside in the case of broadly based stock market index options or 25% of such amount in the case of options on a market segment index. If at the close of business on any day the market value of the qualified securities falls below 100% of the Option Value as of that date, the Portfolio will set aside an amount in liquid unencumbered assets equal in value to the difference. In addition, when a Portfolio writes a call on an index which is "in-the-money" at the time the option is written - that is, the index's value is above the strike price - the Portfolio will set aside liquid unencumbered assets equal to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount so set aside may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current Option Value. A "qualified security" is an equity security which is listed on a securities exchange or listed on NASDAQ against which the Portfolio has not written a stock call option and which has not been hedged by the Portfolio by the sale of stock index futures. However, the Portfolio will not be subject to the requirement described in this paragraph if it holds a call on the same index as the call written and the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account with its custodian.


A put index option is covered if: (1) the Portfolio sets aside in a segregated account liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account.

B. RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEXES


A Portfolio's purchase and sale of options on stock indexes has the same risks as stock options described in the previous section. In addition, the distinctive characteristics of options on indexes create special risks. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. It is the policy of the Portfolios to purchase or write options only on stock indexes which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.


The ability to establish and close out positions on stock index options are subject to the existence of a liquid secondary market. A Portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.


There are certain additional risks associated with writing calls on stock indexes. Because exercises of index options are settled in cash, a call writer such as a Portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Portfolios will follow the "cover" procedures described above.


Price movements of a Portfolio's equity securities probably will not correlate precisely with movements in the level of the index. Therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities held by the Portfolio may not increase as much as the index. In that case, the Portfolio would bear a loss on the call which may not be completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call which is not offset by an increase in the value of its securities and might also experience a loss in its securities. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a Portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Portfolio has written a stock index call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, a Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options. For example, even if an index call which a Portfolio has written is "covered" by an index call held by the Portfolio with the same strike price, the Portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Portfolio exercises the call it holds or the time the Portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indexes. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

VII.  OPTIONS ON FOREIGN CURRENCIES

A. OPTIONS ON FOREIGN CURRENCY


The Conservative Balanced, Diversified Conservative Growth, Equity Income, Equity, Flexible Managed, Global, Natural Resources and Prudential Jennison Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts and futures contracts on foreign currencies are employed (see below). Options on foreign currencies are similar to options on stocks, except that the option holder has the right to take or make delivery of a specified amount of foreign currency rather than stock.


A Portfolio may purchase and write options to hedge its securities denominated in foreign currencies. If the U.S. dollar increases in value relative to a foreign currency in which the Portfolio's securities are denominated, the value of those securities will decline as well. To hedge against a decline of a foreign currency a Portfolio may purchase put options on that foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, at least in part, the decline in the value of the Portfolio's holdings denominated in that foreign currency. Alternatively, a Portfolio may write a call option on a foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the Portfolio's securities denominated in that foreign currency would be offset in part by the premium the Portfolio received for the option.

If on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in the foreign currency in which it is denominated, the Portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of adverse movements of the exchange rates. Alternatively, the Portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

B. RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY

A Portfolio's successful use of currency exchange options on foreign currencies depends upon the portfolio manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. If the currency exchange rate does not change, the Portfolio's net income would be less than if the Portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between the movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risk. A Portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the Portfolio to close out an option depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

VIII.  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


A. FUTURES AND OPTIONS ON FUTURES

The Conservative Balanced, Diversified Conservative Growth, Equity, Equity Income, Flexible Managed, Global, Natural Resources, Prudential Jennison, Small Capitalization Stock, Stock Index, and 20/20 Focus Portfolios may purchase and sell stock index futures contracts. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

The Conservative Balanced, Diversified Bond, Flexible Managed, Global, Government Income and High Yield Bond Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities or interest rate indexes. The Diversified Conservative Growth Portfolio may, to the extent permitted by applicable regulations, purchase and sell futures contracts as debt securities, aggregates of debt securities, and U.S. government securities.

The Conservative Balanced, Diversified Conservative Growth, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, Natural Resources and 20/20 Focus Portfolios may purchase and sell futures contracts on foreign currencies.

When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day.

The above Portfolios may purchase or sell futures contracts without limit for hedging purposes. This would be the case, for example, if a portfolio manager is using a futures contract to reduce the risk of a particular position on a security. The above Portfolios can also purchase or sell futures contract for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the Portfolio's assets, taking into account unrealized profits or unrealized losses on any such futures. This would be the case if a portfolio manager uses futures for investment purposes, to increase income or to adjust the Portfolio's asset mix.

B. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE STOCK INDEX AND SMALL CAPITALIZATION STOCK PORTFOLIOS

As explained in the prospectus, the Stock Index Portfolio seeks to duplicate the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Small Capitalization Stock Portfolio seeks to duplicate the performance of the Standard & Poor's Small Capitalization Stock Index (S&P SmallCap Index). The Portfolios will be as fully invested in the S&P Indexes' stocks as is feasible in light of cash flow patterns and the cash requirements for efficiently investing in a unit of the basket of stocks comprising the S&P 500 and S&P SmallCap Indexes, respectively. When the Portfolios do have short-term investments, they may purchase stock index futures contracts in an effort to have the Portfolio better follow the performance of a fully invested portfolio. When a Portfolio purchases stock index futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of futures is unleveraged.

As an alternative to the purchase of a stock index futures contract, a Portfolio may construct synthetic positions involving options on stock indexes and options on stock index futures that are equivalent to such a long futures position. In particular, a Portfolio may utilize "put/call combinations" as synthetic long stock index futures positions. A put/call combination is the purchase of a call and the sale of a put at the same time with the same strike price and maturity. It is equivalent to a forward position and, if settled every day, is equivalent to a long futures position. When constructing put/call combinations, the Portfolio will set aside cash or cash equivalents in a segregated account equal to the market value of the Portfolio's forward position to collateralize the position and ensure that it is unleveraged.


C. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

There are several risks associated with a Portfolio's use of futures contracts. When used for investment purposes (that is, non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indexes, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in volatility, a Portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.

The hours of trading of futures contracts may not conform to the hours during which a Portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

D.    RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indexes, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Portfolio.

IX.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


The Conservative Balanced, Diversified Conservative Growth, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may enter into foreign currency exchange contracts to protect the value of their foreign holdings against future changes in the level of currency exchange rates. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The above Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Portfolios will thereby be served.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.


It is impossible to forecast with absolute precision the market value of a particular security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


The above Portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

The High Yield Bond Portfolio may also invest up to 10% of its total assets in foreign currency denominated debt securities of foreign or U.S. issuers; however, the Portfolio will not engage in such investment activity unless it has been first authorized to do so by the Fund's Board of Directors. If the Portfolio does engage in such investment activity, it may also enter into forward foreign currency exchange contracts.

X.  INTEREST RATE SWAPS


The Diversified Bond, Diversified Conservative Growth, Government Income, and High Yield Bond Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.

Interest rate swaps, in their most basic form, involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest. For example, a Portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a Portfolio's exposure to long or short-term interest rates. For example, a Portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the portfolio manager's prediction of interest rate movements is incorrect, the Portfolio's total return will be less than if the Portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Each of the above Portfolios will set aside liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.


XI.  LOAN PARTICIPATIONS


The Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, High Yield Bond and Money Market Portfolios may invest in fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions. The above Portfolios will generally invest in loans in the form of "loan participations." In the typical loan participation, the Portfolio will have a contractual relationship with the lender but not the borrower. This means that the Portfolio will not have any right to enforce the borrower's compliance with the terms of the loan and may not benefit directly from any collateral supporting the loan. As a result, the Portfolio will assume the credit risk of both the borrower and the lender. In the event of the lender's insolvency, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

XII.  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

A.  DESCRIPTION OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS


The Diversified Bond, Diversified Conservative Growth, Government Income and High Yield Bond Portfolios, and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may use up to 30% of their net assets for reverse repurchase agreements and dollar rolls. The Money Market Portfolio and the money market portion of any Portfolio may use up to 10% of its net assets for reverse repurchase agreements.


In a reverse repurchase transaction, a Portfolio sells one of its securities and agrees to repurchase the same security at a set price on a specified date. During the time the security is held by the other party, the Portfolio will often continue to receive principal and interest payments on the security. The terms of the reverse repurchase agreement reflect a rate of interest for use of the money received by the Portfolio and thus, is similar to borrowing.


Dollar rolls involve the sale by the Portfolio of one of its securities for delivery in the current month and a contract to repurchase substantially similar securities (for example, with the same coupon) from the other party on a specified date in the future at a specified amount. During the roll period, a Portfolio does not receive any principal or interest earned on the security. The Portfolio realizes a profit to the extent the current sale price is more than the price specified for the future purchase, plus any interest earned on the cash paid to the Portfolio on the initial sale.


A "covered roll" is a specific type of dollar roll where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.


A Portfolio participating in reverse repurchase or dollar roll transactions will set aside liquid assets in a segregated account which equal in value the Portfolio's obligations under the reverse repurchase agreement or dollar roll, respectively.


B. RISKS OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Portfolio may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. If the other party in a reverse purchase or dollar roll transaction becomes insolvent, a Portfolio's use of the proceeds of the agreement may be restricted pending a determination by a third party of whether to enforce the Portfolio's obligation to repurchase.

XIII.  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


The Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Equity, Equity Income, Flexible Managed, Global, Government Income, High Yield Bond, Natural Resources, Prudential Jennison, Small Capitalization Stock and 20/20 Focus Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. This means that the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater to such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.


The Money Market Portfolio and the short-term portion of the other Portfolios may purchase money market securities on a when-issued or delayed-delivery basis.

XIV. SHORT SALES


The Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, Government Income, High Yield Bond and 20/20 Focus Portfolios may enter into short sales. In a short sale, a Portfolio sells a security it does not own in anticipation of a decline in the market value of those securities. To complete the transaction, the Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security it borrowed by purchasing it at the market price at the time of replacement. The price at that time may be more or less than the price at which the Portfolio sold it. Until the security is replaced, the Portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a fee which would increase the cost of the security sold.


Until a Portfolio replaces a borrowed security used in a short sale, it will set aside liquid assets in a segregated account equal to the current market value of the security sold short or otherwise cover the short position. No more than 25% of any Portfolio's net assets will be, when added together: (1) deposited as collateral for the obligation to replace securities borrowed in connection with short sales and (2) segregated in accounts in connection with short sales.


A Portfolio incurs a loss in a short sale if the price of the security increases between the date of the short sale and the date the Portfolio replaces the borrowed security. On the other hand, a Portfolio will realize gain if the security's price decreases between the date of the short sale and the date the security is replaced.

XV.  LOANS OF PORTFOLIO SECURITIES

A.   DESCRIPTION OF SECURITIES LOANS


All of the Portfolios except the Money Market Portfolio may lend the securities they hold to broker-dealers, qualified banks and certain institutional investors. All securities loans will be made pursuant to a written agreement and continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal or greater than the market value of the loaned securities plus the accrued interest and dividends. While a security is loaned, the Portfolio will continue to receive the interest and dividends on the loaned security while also receiving a fee from the borrower or earning interest on the investment of the cash collateral. Upon termination of the loan, the borrower will return to the Portfolio a security identical to the loaned security. The Portfolio will not have the right to vote a security that is on loan, but would be able to terminate the loan and retain the right to vote if that were considered important with respect to the investment.


B.   RISKS ASSOCIATED WITH LENDING SECURITIES

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In this event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage but the Portfolio would be an unsecured creditor with respect to any shortfall and might not be able to recover all or any of it. However, this risk can be decreased by the careful selection of borrowers and securities to be lent.

None of the Portfolios will lend securities to entities affiliated with Prudential.

XVI. ILLIQUID SECURITIES

Each Portfolio, other than the Money Market Portfolio, may hold up to 15% of its net assets in illiquid securities. The Money Market Portfolio may hold up to 10% of its net assets in illiquid securities. Securities are "illiquid" if they cannot be sold in the ordinary course of business within seven days at approximately the value at which the Portfolio has them valued. Repurchase agreements with a maturity of greater than seven days are considered illiquid.

The Portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. These securities will not be considered illiquid so long as it is determined by the investment adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO (if the security is unrated, the investment adviser must determine that the security is of equivalent quality); and (3) the investment adviser must consider the trading market for the specific security, taking into account all relevant factors. The investment adviser will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

XVII. FURTHER INFORMATION ABOUT THE ZERO COUPON BOND PORTFOLIOS

As stated in the prospectus, the objective of Zero Coupon Bond Portfolios 2000 and 2005 is to achieve the highest predictable compounded investment return for a specified period of time, consistent with the safety of invested capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage these Portfolios.

If each Zero Coupon Bond Portfolio held only stripped securities that were obligations of the United States Government, maturing on the liquidation date, the compounded yield of the Portfolio from the date of initial investment until the liquidation date could be calculated arithmetically to a high degree of accuracy. By: (i) including stripped corporate obligations and interest bearing debt securities; (ii) including securities with maturity dates within 2 years of the liquidation date; and (iii) more actively managing the Portfolio, the accuracy of the predicted yield is reduced somewhat with the objective of achieving an increased yield. The reduction in accuracy is kept to an acceptably small amount, however, by an investment technique known as "immunization." By purchasing securities with maturity dates or with interest payment dates prior to the liquidation date, a risk is incurred that the payments received will not be able to be reinvested at interest rates as high as or higher than the yield initially predicted. This is known as "reinvestment risk." By including securities with maturity dates after the liquidation date, a risk is incurred that, because interest rates have increased, the market value of such securities will be lower than had been anticipated. This is known as "market risk." It is also possible, conversely, that payments received prior to the liquidation date can be reinvested at higher rates than the predicted yield and that the value of unmatured securities on the liquidation date will be greater than anticipated. Reinvestment risk and market risk are thus reciprocal in that any change in the general level of interest rates has an opposite effect on the two classes of securities described above.

The Portfolios' investment adviser seeks to balance these risks by making use of the concept of "duration." A bond's duration is the average weighted period of time until receipt of all scheduled cash payments under the bond (whether principal or interest), where the weights are the present value of the amounts to be received on each payment date. Unlike the concept of a bond's "term to maturity," therefore, duration takes into account both the amount and timing of a bond's interest payments, in addition to its maturity date and yield to maturity. The duration of a zero coupon bond is the product of the face amount of the bond and the time until maturity. As applied to a portfolio of bonds, a portfolio's "duration" is the average weighted period of time until receipt of all scheduled payments, whether principal or interest, from all bonds in the portfolio.


When a Portfolio's duration is equal to the length of time remaining until its liquidation date, fluctuations in the amount of income accumulated by the Portfolio through reinvestment of coupon or principal payments received prior to the liquidation date (that is, fluctuations caused by reinvestment risk) will, over the period ending on the liquidation date, be approximately equal in magnitude to, but opposite in direction from, fluctuations in the market value on the liquidation date of the Portfolio's unmatured bonds (that is, fluctuations caused by market risk). By maintaining each Portfolio's duration within one year of the length of time remaining until its liquidation date, the investment adviser believes that each Portfolio's value on its liquidation date, and hence an investor's compounded investment return to that date, will largely be immunized against changes in the general level of interest rates. The success of this technique could be affected, however, by such factors as changes in the relationship between long-term and short-term interest rates and changes in the difference between the yield on corporate and Treasury securities.

The investment adviser will also calculate a projected yield for each Zero Coupon Bond Portfolio. At the beginning of each week, after the net asset value of each Zero Coupon Bond Portfolio has been determined, the investment adviser will calculate the compounded annual yield that will result if all securities in the Portfolio are held until the liquidation date or, if earlier, until their maturity dates (with the proceeds reinvested until the liquidation date). This is the predicted yield for that date. It can also be expressed as the amount to which a premium of $10,000 is predicted to grow by the Portfolio's liquidation date. Both of these numbers will be furnished upon request. Unless there is a significant change in the general level of interest rates--in which case a recalculation will be made--the predicted yield is not likely to vary materially over the course of each week.

As stated in the prospectus, as much as 30% of each Portfolio's assets may be invested in zero coupon debt securities issued by United States corporations or in high grade interest-bearing debt securities, provided that no more than 20% of the assets of the Portfolio may be invested in interest-bearing securities. The extent to which the Portfolio invests in interest-bearing securities may rise above 20% as the Portfolio moves closer to its liquidation date since both reinvestment risk and market risk become smaller as the period to the liquidation date decreases.

                            INVESTMENT RESTRICTIONS


Set forth below are certain investment restrictions applicable to the Portfolios. Restrictions 1, 3, 5, and 8 through 11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.


None of the Portfolios will:


     1. Buy or sell real estate and mortgages, although the Portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Diversified Stock, Balanced, and Specialized Portfolios may purchase and sell stock index futures contracts and related options; the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios), the Global Portfolio, and the Balanced Portfolios may purchase and sell interest rate futures contracts and related options; and all Portfolios (other than the Money Market, Government Income, Zero Coupon Bond, and Small Capitalization Stock Portfolios) may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.


     2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

     3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.


     4. Make short sales of securities or maintain a short position, except that the Diversified Bond, Diversified Conservative Growth, 20/20 Focus, High Yield Bond, Government Income, Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and except that the Portfolios (other than the Money Market and Zero Coupon Bond Portfolios) may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

     5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the Diversified Bond, Diversified Conservative Growth, High Yield Bond and Government Income Portfolios, as well as the fixed income portions of the Balanced Portfolios, may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the Money Market Portfolio and the money market portion of any Portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Equity, Prudential Jennison, 20/20 Focus, Small Capitalization Stock, Equity Income, Natural Resources and Global Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any Portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the Portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of the following options by the following Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin:
         Diversified Stock and Specialized Portfolios other than the Stock Index Portfolio (options on equity securities, stock indexes, foreign currencies) and the Small Capitalization Stock Portfolio (options on equity securities, stock indexes); the Diversified Conservative Growth and the Balanced Portfolios (options on debt securities, equity securities, stock indexes, foreign currencies); Diversified Bond and High Yield Bond Portfolios (options on debt securities, foreign currencies); Government Income Portfolio (options on debt securities); 20/20 Focus Portfolio (options on stock indexes). Collateral arrangements entered into by the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios), Diversified Conservative Growth Portfolio and the Balanced Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

     6. Enter into reverse repurchase agreements if, as a result, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Diversified Bond, Diversified Conservative Growth, High Yield Bond, and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may enter into reverse repurchase agreements and dollar rolls provided that the Portfolio's obligations with respect to those instruments do not exceed 30% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).


     7. Pledge or mortgage assets, except that no more than 10% of the value of any Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

     8. Lend money, except that loans of up to 10% of the value of each Portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a Portfolio in accordance with its investment objectives and policies.

     9. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Portfolio securities and with loans that a Portfolio may make pursuant to item 8 above.

     10. Make an investment unless, when considering all its other investments, 75% of the value of a Portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a Portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a Portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a Portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

     11. Purchase securities of a company in any industry if, as a result of the purchase, a Portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the Securities and Exchange Commission ("SEC").

     12. Invest more than 15% of its net assets in illiquid securities. (The Money Market Portfolio will not invest more than 10% of its net assets in illiquid securities.) For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.


Consistent with item 5 above, the Fund has entered into a joint $1 billion revolving credit facility with other Prudential mutual funds to facilitate redemptions if necessary. This credit facility, which was entered into on March 13, 1999, is a syndicated arrangement with 12 different major banks.

The Natural Resources Portfolio will generally invest a substantial majority of its total assets in securities of natural resource companies. With respect to item 11 above, as it relates to the Natural Resources Portfolio, the following categories will be considered separate and distinct industries: integrated oil/domestic, integrated oil/international, crude oil production, natural gas production, gas pipeline, oil service, coal, forest products, paper, foods (including corn and wheat), tobacco, fertilizers, aluminum, copper, iron and steel, all other basic metals (for example, nickel, lead), gold, silver, platinum, mining finance, plantations (for example, edible oils), mineral sands, and diversified resources. A company will be deemed to be in a particular industry if the majority of its revenues is derived from or the majority of its assets is dedicated to one of the categories described in the preceding sentence. The Board of Directors of the Fund will review these industry classifications from time to time to determine whether they are reasonable under the circumstances and may change such classifications, without shareholder approval, to the extent necessary.


Certain additional non-fundamental investment policies are applicable only to the Money Market Portfolio. That Portfolio will not:

     1. Invest in oil and gas interests, common stock, preferred stock, warrants or other equity securities.

     2. Write or purchase any put or call option or combination of them, except that it may purchase putable or callable securities.

     3. Invest in any security with a remaining maturity in excess of 397 days, except that securities held pursuant to repurchase agreements may have a remaining maturity of more than 397 days.

Certain additional non-fundamental investment policies are applicable only to the High Yield Bond Portfolio. That Portfolio will not:

     1. Invest in any non-fixed income equity securities, including warrants, except when attached to or included in a unit with fixed income securities, but not including preferred stock.

     2. Invest more than 20% of the market or other fair value of its total assets in United States currency denominated issues of foreign governments and other foreign issuers; or invest more than 10% of the market or other fair value of its total assets in securities which are payable in currencies other than United States dollars. The Portfolio will not engage in investment activity in non-U.S. dollar denominated issues without first obtaining authorization to do so from the Fund's Board of Directors. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.

     The investments of the various Portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each Portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

     1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

     2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

     3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

     4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a Portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the Portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the Portfolio.


Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the Portfolios.

Current federal income tax laws require that the assets of each Portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. See OTHER INFORMATION - FEDERAL INCOME TAXES in the prospectus. Prudential intends to maintain the assets of each Portfolio pursuant to those diversification requirements.


              INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS

I.   INVESTMENT MANAGEMENT ARRANGEMENTS


Prudential is the investment adviser of the Fund. It is the largest insurance company in the United States. The Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Fund, be responsible for the management of the Fund, and provide investment advice and related services to each Portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. In addition, Prudential has entered into Subadvisory Agreements with Franklin Advisers, Inc. ("Franklin"), The Dreyfus Corporation ("Dreyfus"), Pacific Investment Management Company ("PIMCO") and Jennison Associates LLC ("Jennison") under which these companies provide investment advisory services to the Diversified Conservative Growth Portfolio. Prudential has also entered into Subadvisory Agreements with Jennison under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison and 20/20 Focus Portfolios. More detailed information about Prudential and its role as investment adviser can be found in HOW THE PORTFOLIOS ARE MANAGED in the prospectus.


Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual Portfolio.


The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the Portfolio. For the Money Market, Diversified Bond, Government Income, Zero Coupon Bond, Equity

Income, and Small Capitalization Stock Portfolios that fee is equal to an annual rate of 0.40% of the average daily net assets of each of the Portfolios. For the Equity and Natural Resources Portfolios, the fee is equal to an annual rate of 0.45% of the average daily net assets of each of the Portfolios. The fee for the Conservative Balanced and High Yield Bond Portfolios is equal to an annual rate of 0.55% of the average daily net assets of each of the Portfolios. For the Flexible Managed and Prudential Jennison Portfolios, the fee is equal to an annual rate of 0.60% of the average daily net assets of the Portfolio. The fee for the Global, 20/20 Focus and Diversified Conservative Growth Portfolios is equal to an annual rate of 0.75% of the average daily net assets of the Portfolio. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment management services. Prudential pays Jennison a portion of the fee it receives for providing investment management services to the Prudential Jennison, 20/20 Focus and Diversified Conservative Growth Portfolios.


For the years ended December 31, 1998, 1997 and 1996, Prudential was paid the following fees for providing investment management services to the Portfolios:


                                 INVESTMENT MANAGEMENT FEES
                                 --------------------------
                                   YEAR ENDED DECEMBER 31
                                 --------------------------

PORTFOLIO                                          1998                   1997               1996
---------                                          ----                   ----               ----
Conservative Balanced Portfolio                 $26,224,569          $25,757,735         $23,052,572
Diversified Bond Portfolio                        3,782,116            2,981,884           2,713,429
Diversified Conservative Growth Portfolio               n/a              n/a                     n/a
Equity Income Portfolio                           8,830,161            6,601,602           4,863,078
Equity Portfolio                                 28,389,539           24,840,379          19,216,733
Flexible Managed Portfolio                       33,049,940           31,740,440          27,247,674
Global Portfolio                                  5,342,945            4,836,302           3,671,568
Government Income Portfolio                       1,735,370           $1,758,870           1,957,623
High Yield Bond Portfolio                         3,782,134            2,679,304           2,192,765
Money Market Portfolio                            3,246,494            2,667,947           2,495,613
Natural Resources Portfolio                       1,349,743            1,975,906           1,662,931
Prudential Jennison Portfolio                     4,662,187            2,063,572             821,423
Small Capitalization Stock Portfolio              1,243,051              867,687             362,830
Stock Index Portfolio                            10,279,903            7,121,699           4,488,042
20/20 Focus Portfolio(1)                                n/a                  n/a                 n/a
Zero Coupon Bond 2000 Portfolio                     159,341              161,101             119,545
Zero Coupon Bond 2005 Portfolio                     149,980              123,525              97,040
                                               ------------         ------------         -----------
      Total                                    $132,227,473         $116,177,953         $94,962,866

------------------------------------------------
Portfolio commenced operations in April of 1999.


The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Fund, other than investor services and any daily Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.


Each Portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Fund's general administrative expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular Portfolio. Expenses that will be allocated among all Portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, prospectuses and statements of additional information, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Fund. If the Fund is sued, litigation costs may be directly applicable to one or more Portfolio or allocated on the basis of the size of the respective Portfolios, depending upon the nature of the lawsuit. The Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to a Portfolio (except the Diversified Conservative Growth, Global and 20/20 Focus Portfolios) the portion of the investment management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses of that Portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the Portfolio's average daily net assets. There is no expense limitation or reimbursement provision for the Diversified Conservative Growth, Global or 20/20 Focus Portfolios.

The Investment Advisory Agreement with Prudential was most recently approved by the Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 28, 1998 with respect to all Portfolios except the Diversified Conservative Growth and 20/20 Focus Portfolios and was most recently approved by the shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to all Portfolios except the Prudential Jennison, Small Capitalization Stock, Diversified Conservative Growth and 20/20 Focus Portfolios. A Supplemental Advisory Agreement regarding the Prudential Jennison and Small Capitalization Stock Portfolios was approved by the Fund Board of Directors on December 20, 1994 and by the sole shareholder of the Prudential Jennison and Small Capitalization Stock Portfolios on April 5, 1995. A Supplemental Advisory Agreement with the 20/20 Focus Portfolio and the Diversified Conservative Growth Portfolio was approved by the Fund's Board of Directors on February 25, 1999 and by the sole shareholder of those Portfolios on April 5, 1999.


The Investment Advisory and Supplemental Investment Advisory Agreements will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each Portfolio. The required shareholder approval of the Agreements shall be effective with respect to any Portfolio if a majority of the voting shares of that Portfolio vote to approve the Agreements, even if the Agreements are not approved by a majority of the voting shares of any other Portfolio or by a majority of the voting shares of the entire Fund. The Agreements provide that they may not be assigned by Prudential and that they may be terminated upon 60 days' notice by the Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreements upon 90 days' notice.


The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Fund at their 1989 annual meeting with respect to all Portfolios except for the Prudential Jennison, Small Capitalization Stock, 20/20 Focus and Diversified Conservative Growth Portfolios, which had not yet been established. The Service Agreement with respect to the Prudential Jennison and Small Capitalization Stock Portfolios and the Investment Subadvisory Agreement with Jennison for the Prudential Jennison Portfolio were ratified by the sole shareholder of those Portfolios on April 5, 1995. The Service Agreement with respect to the 20/20 Focus and Diversified Conservative Growth Portfolios were ratified by the sole shareholder of those Portfolios on April 5, 1999. The Service Agreement between Prudential and PIC will continue in effect as to the Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.

The Fund has entered in a Sub-Advisory Agreement with Jennison in respect of its 20/20 Focus Portfolio. This Sub-Advisory Agreement was ratified by the sole shareholder of the Portfolio on April 5, 1999. The Fund has also entered into Sub-Advisory Agreements in respect of its Diversified Conservative Growth Portfolio with Jennison, PIC, Franklin, Dreyfus and PIMCO. These Sub-Advisory Agreements were ratified by the sole shareholder of the Portfolio on April 5, 1999. Under each Sub-Advisory Agreement, Prudential has agreed to pay the named sub-adviser a portion of the fee it receives for providing investment management services to the Diversified, Conservative Growth Portfolio.


Franklin Advisers, Inc.


Franklin is a California corporation located at 777 Mariners Island Blvd., San Mateo, Ca 94404. Franklin is a wholly-owned subsidiary of Franklin Resources Inc., a publicly-owned company engaged in the financial services industry through its subsidiaries. Franklin advises 97 domestic equity and fixed income mutual funds in the Franklin Templeton Group of funds. As of December 31, 1998, Franklin and its affiliates managed over $220 billion in assets.

The Dreyfus Corporation


Dreyfus has its headquarters at 200 Park Avenue, New York, NY 10166. Dreyfus is a subsidiary of Mellon Bank corporation, a broad-based financial services company with a bank at its core, and over $300 billion under management or administration. As of December 31, 1998, Dreyfus managed over $11 billion in assets.


Pacific Investment Management Company


PIMCO is a Delaware general partnership located at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance company, and Pimco Partners LLC, a California limited liability company controlled by the PIMCO Managing Directors. PimCO Partners, G.P. is the sole general partner of PAH. PIMCO is registered as an investment advisor with the Commission and as a commodity trading advisor with the CFTC. As of December 31, 1998, PIMCO had approximately $157 million in assets.


Prudential also serves as the investment adviser to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment adviser, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment adviser have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.


Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.


II. DISTRIBUTION ARRANGEMENTS

Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Fund. PIMS is a limited liability corporation organized under Delaware law in 1996. PIMS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plan) in respect of Class II of each Portfolio. The expenses incurred under the Plan include commissions and account servicing fees paid to, or on account of, insurers or their agents who sell Class II shares, advertising expenses, indirect and overhead costs of the Fund's underwriter associated with the sale of Class II shares. Under the Plan, the Fund pays the Fund's underwriter 0.25 of 1% of the average net assets of the Class II shares.


The Class II Plan will continue in effect from year to year, upon annual approval by a vote of the Fund's Board of Directors, including a majority vote of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "12b-1 Directors"). The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of Class II. The Plan may not be amended to materially increase the amounts payable thereunder without shareholder approval.

                     OTHER INFORMATION CONCERNING THE FUND

I.   INCORPORATION AND AUTHORIZED STOCK

The Fund was incorporated under Maryland law on November 15, 1982. As of the date of this SAI, the shares of capital stock are divided into thirty-four classes: Conservative Balanced Portfolio Capital Stock - Class I, Conservative Balanced Portfolio Capital Stock - Class II, Diversified Bond Portfolio Capital Stock - Class I, Diversified Bond Portfolio Capital Stock - Class II, Diversified Conservative Growth Portfolio Capital Stock - Class I, Diversified Conservative Growth Portfolio Capital Stock - Class II, Equity Portfolio Capital Stock - Class I, Equity Portfolio Capital Stock - Class II, Equity Income Portfolio Capital Stock - Class I, Equity Income Portfolio Capital Stock - Class II, Flexible Managed Portfolio Capital Stock - Class I, Flexible Managed Portfolio Capital Stock - Class II, Global Portfolio Capital Stock - Class I, Global Portfolio Capital Stock - Class II, Government Income Portfolio Capital Stock - Class I, Government Income Portfolio Capital Stock Class II, High Yield Bond Portfolio Capital Stock - Class I, High Yield Bond Portfolio Capital Stock
- Class II, Money Market Portfolio Capital Stock - Class I, Money Market Portfolio Capital Stock - Class II, Natural Resources Portfolio Capital Stock - Class I, Natural Resources Portfolio Capital Stock - Class II, Prudential Jennison Portfolio Capital Stock - Class I, Prudential Jennison Portfolio Capital Stock - Class II, Small Capitalization Stock Portfolio Capital Stock - Class I, Small Capitalization Stock Portfolio Capital Stock - Class II, Stock Index Portfolio Capital Stock - Class I, Stock Index Portfolio Capital Stock - Class II, 20/20 Focus Portfolio Capital Stock - Class I, 20/20 Focus Portfolio Capital Stock - Class II, Zero Coupon Bond 2000 Portfolio Capital Stock - Class I, Zero Coupon Bond 2000 Portfolio Capital Stock - Class II, Zero Coupon Bond 2005 Portfolio Capital Stock - Class I and Zero Coupon Bond 2005 Portfolio Capital Stock - Class II.

Each class of shares of each Portfolio represents an interest in the same assets of the Portfolio and is identical in all respects except that: (1) Class II shares are subject to distribution and administration fees whereas Class I shares are not; (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interest of one class differ from the interests of any class; and (3) each class is offered to a limited group of investors.


The shares of each class, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable. Each share of each class is equal as to earnings, assets and voting privileges. Class II bears the expenses related to the distribution of its shares. In the event of liquidation, each share of a Portfolio is entitled to its portion of all of the Portfolio's assets after all debts and expenses of the Portfolio have been paid. Since Class II shares bear distribution and administration expenses, the liquidation proceeds to Class II shareholders are likely to be lower than to Class I shareholders, whose shares are not subject to any distribution or administration fees.


From time to time, Prudential has purchased shares of the Fund to provide initial capital and to enable the Portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Fund, which in turn, are generally voted in accordance with instructions from Contract owners.

II.  PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential, as the Portfolio's investment adviser, is responsible for decisions to buy and sell securities, options on securities and indexes, and futures and related options for the Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential (PSI).

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with PSI in any transaction in which PSI acts as principal. Thus, it will not deal with PSI if execution involves PSI's acting as principal with respect to any part of the Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which PSI, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.


In placing orders for portfolio securities of the Fund, Prudential's overriding objective is to obtain the best possible combination of price and execution. Prudential seeks to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that Prudential may consider in selecting a particular broker, dealer or futures commission merchant firms are: Prudential's knowledge of negotiated commission rates currently available and other transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; Prudential's knowledge of the financial stability of the firms; Prudential's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.

When Prudential selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research oriented computer-software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of Prudential's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account may be used in managing other accounts, and not all of these services may be used in connection with the Fund.


PSI may act as a securities broker or futures commission merchant for the Fund. In order for PSI to effect any transactions for the Portfolios, the commissions received by PSI must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow PSI to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to PSI are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, PSI may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation in a written contract executed by the Fund and PSI. Rule 11a2-2(T) provides that PSI must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by PSI from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with PSI are also subject to such fiduciary standards as may be imposed by applicable law.

For the years ended December 31, 1998, 1997, and 1996, the Portfolios paid the following amounts in brokerage commissions:

                       COMMISSIONS PAID BY THE PORTFOLIOS
                       ----------------------------------
                          YEAR ENDED DECEMBER 31, 1998
                          ----------------------------

                                                                                        % OF
                                             AGGREGATE        COMMISSIONS PAID       COMMISSIONS
PORTFOLIO                                   COMMISSIONS            TO PSI            PAID TO PSI
---------                                   -----------       ----------------       -----------
Conservative Balanced                       $ 1,320,049           $ 32,490              2.46%
Equity                                        3,861,374             294641              7.63%
Equity Income                                 1,808,503            160,840              8.89%
Flexible Managed                              2,176,922            103,021              4.73%
Global                                        1,891,928             14,247              0.75%
High Yield                                        6,770                  0              0.00%
Natural Resources                               331,482              1,800              0.54%
Prudential Jennison                             936,449             56,980              6.08%
Small Cap Stock                                 249,010                  0              0.00%
Stock Index                                     180,781                  0              0.00%
                                            -----------           --------
Total                                       $12,763,268           $664,019


                       COMMISSIONS PAID BY THE PORTFOLIOS
                       ----------------------------------
                          YEAR ENDED DECEMBER 31, 1997
                          ----------------------------

                                                                                        % OF
                                             AGGREGATE        COMMISSIONS PAID       COMMISSIONS
PORTFOLIO                                   COMMISSIONS            TO PSI            PAID TO PSI
---------                                   -----------       ----------------       -----------
Diversified Bond                            $    54,863         $        0                 0%
Government Income                                 4,971                  0                 0%
Conservative Balanced                         3,338,897            256,752              7.69%
Flexible Managed                              6,544,428            428,008              6.54%
High Yield Bond                                  47,273                  0                 0%
Stock Index                                     200,865                  0                 0%
Equity Income                                 2,241,887            198,726              8.86%
Equity                                        1,823,705            189,498             10.39%
Prudential Jennison                             484,086                  0                 0%
Small Capitalization Stock                      227,781                  0                 0%
Global                                        2,055,319              7,621              0.37%
Natural Resources                               569,768                132              0.02%
                                            -----------         ----------
Total                                       $17,593,843         $1,080,737


                       COMMISSIONS PAID BY THE PORTFOLIOS
                       ----------------------------------
                          YEAR ENDED DECEMBER 31, 1996
                          ----------------------------
                                                                     % OF
                                             AGGREGATE         COMMISSIONS PAID
PORTFOLIO                                   COMMISSIONS            TO PSI
---------                                   -----------        ----------------
Conservative Balanced                        $ 2,192,303          $120,976
Flexible Managed                               5,760,972           582,317
High Yield Bond                                      300                 0
Stock Index                                      190,060                 0
Equity Income                                    925,727            66,311
Equity                                         1,498,313           165,924
Prudential Jennison                              217,853                 0
Small Capitalization                             146,850                 0
Global                                         1,231,548            19,388
Natural Resources                                627,390             6,608
                                             -----------          --------
Total                                        $12,791,316          $961,524


For 1998, the percentage of the aggregate dollar amount of transactions effected through PSI on a Portfolio basis was:

                                           PERCENTAGE OF AGGREGATE DOLLAR AMOUNT
      PORTFOLIO                            OF TRANSACTIONS EFFECTED THROUGH PSI
      ---------                            -------------------------------------
Conservative Balanced                                    0.79%
Equity                                                  10.47%
Equity Income                                            8.45%
Flexible Managed                                         1.53%
Natural Resources                                        0.49%
Prudential Jennison                                      6.27%

III. TAXATION OF THE FUND

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Code of 1986, as amended (the "Code"). The Fund generally will not be subject to federal income tax to the extent it distributes to shareholders its net investment income and net capital gains in the manner required by the Code. There is a 4% excise tax on the undistributed income of a regulated investment company if that company fails to distribute the required percentage of its net investment income and net capital gains. The Fund intends to employ practices that will eliminate or minimize this excise tax.

Federal tax law requires that the assets underlying variable contracts, including the Fund, meet certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable.

Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the return on those securities.

This is a general and brief summary of the tax laws and regulations applicable to the Fund. The law and regulations may change. You should consult a tax adviser for complete information and advice.

IV.  CUSTODIANS

Investors Fiduciary Trust Company (IFTC), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by all the Portfolios except the Global Portfolio. Pending Board approval, IFTC will become the custodian of the assets of the Global Portfolio in the second quarter of 1999. IFTC is also the custodian of the assets held in connection with repurchase agreements entered into by the Portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these Portfolios. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is currently the custodian of the assets of the Global Portfolio. Each of the Fund's custodians employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Fund's foreign assets held outside the United States.

V.   EXPERTS

The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the Fund's prospectus for each of the three years ended December 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their report appearing herein. The Fund is relying on PricewaterhouseCoopers' report which is given on their authority as accounting and auditing experts. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.

VI.  LICENSES


As part of the Investment Advisory Agreement, Prudential has granted the Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Fund's investment adviser. Prudential may also terminate the license for any other reason upon 60 days' written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Fund of such notice, unless a majority of the outstanding voting securities of the Fund vote to continue the Agreement notwithstanding termination of the license.


The Fund is not sponsored, endorsed, sold or promoted by Standard & Poors ("S&P"). S&P makes no representation or warranty, express or implied, to Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index. The S&P 500 Index and the S&P SmallCap 600 Index are determined, composed and calculated by S&P without regard to the Fund, the Stock Index Portfolio or the Small Capitalization Stock Portfolio. S&P has no obligation to take the needs of the Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE FUND, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MANAGEMENT OF THE FUND

The names of all directors and major officers of the Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street, Newark, New Jersey 07102-3777.

DIRECTORS OF THE FUND

E. MICHAEL CAULFIELD*, 52, DIRECTOR AND PRESIDENT -- Executive Vice President, Prudential Financial Management since 1998; 1995 to 1998: Chief Executive Officer of Prudential Investments; 1995: Chief Executive Officer, Prudential Preferred Financial Services; prior to 1995: President, Prudential Preferred Financial Services.

SAUL K. FENSTER, 66, DIRECTOR--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King, Jr. Boulevard, Newark, New Jersey 07102.


W. SCOTT MCDONALD, JR., 62, DIRECTOR--Vice President, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 75, DIRECTOR--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

OFFICERS WHO ARE NOT DIRECTORS


CAREN A. CUNNINGHAM, SECRETARY--Assistant General Counsel of Prudential Investments Fund Management, LLC ("PIFM") Inc. since 1997; prior to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.

GRACE C. TORRES, TREASURER AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER--First Vice President of PIFM since 1996; prior to 1996: First Vice President of Prudential Securities Inc.

STEPHEN M. UNGERMAN, ASSISTANT TREASURER--Vice President and Tax Director of Prudential Investments since 1996; prior to 1996: First Vice President of Prudential Mutual Fund Management, Inc.

* This member of the Board is an interested person of Prudential, its affiliates or the Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Fund. Mr. Caulfield, one of the four members of the Board, is an interested person of Prudential and the Fund, as that term is defined in the 1940 Act, because he is an officer and/or affiliated person of Prudential, the investment advisor to the Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

No director or officer of the Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Fund for services as one of its directors or officers. A single annual retainer fee of $35,000 is paid to each of the directors who is not an interested person of the Fund for services rendered to five different Prudential mutual funds, including this Fund. (The amount paid in respect of each fund is determined on the basis of the funds' relative average net assets.) The directors who are not interested persons of the Fund are also reimbursed for all expenses incurred in connection with attendance at meetings.

The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1998 and the aggregate compensation paid to such Directors for service on the Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1998. Below are listed all Directors who have served the Fund during its most recent fiscal year.


                               COMPENSATION TABLE


                                                         PENSION OR             ESTIMATED       TOTAL COMPENSATION
                                                      RETIREMENT BENEFITS         ANNUAL          RELATED TO FUNDS
                            AGGREGATE COMPENSATION    ACCRUED AS PART OF     BENEFITS  UPON          MANAGED BY
NAME AND POSITION                 FROM FUND              FUND EXPENSES         RETIREMENT         PRUDENTIAL (**)
-----------------           ----------------------   --------------------    --------------     -------------------
E. Michael Caulfield*                                     --                     --

Saul K. Fenster                 $14,400                   None                   N/A             $27,200 (5/19)

W. Scott McDonald               $14,400                   None                   N/A             $27,200 (5/19))

Joseph Weber                    $14,400                   None                   N/A             $27,200 (5/19)


-----------

 * Directors who are "interested" do not receive compensation from Prudential (including the Fund).

** Indicates number of funds and portfolios (including the Fund) to which aggregate compensation relates.

As of April 1, 1999, the Directors and officers of the Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Fund capital stock.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments (amortized cost
      $900,703,505)............................  $  900,703,505
    Cash.......................................           9,189
    Receivable for capital stock sold..........      13,716,886
    Interest receivable........................       7,056,910
                                                 --------------
      Total Assets.............................     921,486,490
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         912,487
    Payable for capital stock repurchased......         305,381
    Accrued expenses...........................          76,634
                                                 --------------
      Total Liabilities........................       1,294,502
                                                 --------------
  NET ASSETS...................................  $  920,191,988
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      920,192
      Paid-in capital, in excess of par........     919,271,796
                                                 --------------
    Net assets, December 31, 1998..............  $  920,191,988
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 92,019,199 outstanding shares of
      common stock (authorized 150,000,000
      shares)..................................  $        10.00
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Interest...................................  $    45,708,673
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        3,246,494
    Accounting fees............................           55,000
    Shareholders' reports......................           50,000
    Audit fees and expenses....................            8,500
    Custodian expense..........................            4,000
    Directors' fees............................            3,000
    Legal fees.................................              800
    Miscellaneous expenses.....................            4,800
                                                 ---------------
      Total expenses...........................        3,372,594
    Less: custodian fee credit.................           (7,309)
                                                 ---------------
      Net expenses.............................        3,365,285
                                                 ---------------
    NET INVESTMENT INCOME......................       42,343,388

  NET REALIZED GAIN ON INVESTMENTS.............           16,489
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    42,359,877
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     42,343,388     $    35,214,538
    Net realized gain on investments.......................................................             16,489              13,511
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         42,359,877          35,228,049
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (42,343,388)        (35,214,538)
    Distributions from net realized capital gains..........................................            (16,489)            (13,511)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (42,359,877)        (35,228,049)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [76,618,642 and 22,888,771 shares, respectively]....................        766,186,419         228,887,710
    Capital stock issued in reinvestment of dividends and distributions [4,235,988 and
     3,522,805 shares, respectively].......................................................         42,359,877          35,228,049
    Capital stock repurchased [(54,581,645) and (27,542,174) shares, respectively].........       (545,816,448)       (275,421,740)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............        262,729,848         (11,305,981)
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        262,729,848         (11,305,981)
  NET ASSETS:
    Beginning of year......................................................................        657,462,140         668,768,121
                                                                                             ------------------  -------------------
    End of year............................................................................   $    920,191,988     $   657,462,140
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $1,093,359,976)..........................  $1,107,781,086
    Cash.......................................             384
    Interest receivable........................      15,816,923
    Receivable for capital stock sold..........         556,662
                                                 --------------
      Total Assets.............................   1,124,155,055
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       1,074,849
    Payable for capital stock sold.............         398,036
    Accrued expenses...........................         108,467
                                                 --------------
      Total Liabilities........................       1,581,352
                                                 --------------
  NET ASSETS...................................  $1,122,573,703
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,015,413
      Paid-in capital, in excess of par........   1,105,810,493
                                                 --------------
                                                  1,106,825,906
    Accumulated net realized gains on
      investments..............................       1,326,687
    Net unrealized appreciation on
      investments..............................      14,421,110
                                                 --------------
    Net assets, December 31, 1998..............  $1,122,573,703
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 101,541,324 outstanding shares of
      common stock (authorized 150,000,000
      shares)..................................  $        11.06
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Interest...................................  $    64,715,464
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        3,782,116
    Accounting fees............................           86,000
    Shareholders' reports......................           85,000
    Custodian expense..........................           38,000
    Audit fees.................................           12,000
    Legal fees and expenses....................            4,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................            5,700
                                                 ---------------
      Total expenses...........................        4,015,816
    Less custodian fee credit..................          (11,022)
                                                 ---------------
      Net expenses.............................        4,004,794
                                                 ---------------
  NET INVESTMENT INCOME........................       60,710,670
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................        2,828,534
      Futures..................................       (1,344,416)
                                                 ---------------
                                                       1,484,118
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................        1,774,509
      Futures contracts........................          463,469
                                                 ---------------
                                                       2,237,978
                                                 ---------------
  NET GAIN ON INVESTMENTS......................        3,722,096
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    64,432,766
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     60,710,670     $    53,531,495
    Net realized gain on investments.......................................................          1,484,118           9,194,921
    Net change in unrealized appreciation (depreciation) on investments....................          2,237,978          (2,230,780)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         64,432,766          60,495,636
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (60,939,829)        (55,359,529)
    Distributions from net realized capital gains..........................................         (3,466,261)         (9,016,752)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (64,406,090)        (64,376,281)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [29,994,210 and 11,468,488 shares, respectively]....................        334,707,738         127,691,138
    Capital stock issued in investment of dividends and distributions [5,809,428 and
     5,812,573 shares, respectively].......................................................         64,406,090          64,376,281
    Capital stock repurchased [(8,361,173) and (8,269,292) shares, respectively]...........        (93,273,532)        (91,696,624)
                                                                                             ------------------  -------------------
  NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS.....................        305,840,296         100,370,795
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        305,866,972          96,490,150
  NET ASSETS:
    Beginning of year......................................................................        816,706,731         720,216,581
                                                                                             ------------------  -------------------
    End of year(a).........................................................................   $  1,122,573,703     $   816,706,731
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $       229,159
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A2

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $418,498,213)............................  $  437,087,379
    Cash.......................................             189
    Interest receivable........................       6,848,403
    Receivable for capital stock sold..........          45,399
                                                 --------------
      Total Assets.............................     443,981,370
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         454,208
    Payable for capital stock repurchased......         255,294
    Accrued expenses...........................          59,914
                                                 --------------
      Total Liabilities........................         769,416
                                                 --------------
  NET ASSETS...................................  $  443,211,954
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      373,542
      Paid-in capital, in excess of par........     424,306,767
                                                 --------------
                                                    424,680,309
    Accumulated net realized loss on
      investments..............................         (57,521)
    Net unrealized appreciation on
      investments..............................      18,589,166
                                                 --------------
    Net assets, December 31, 1998..............  $  443,211,954
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 37,354,161 outstanding shares of
      common stock (authorized 70,000,000
      shares)..................................  $        11.87
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Interest...................................  $    26,712,834
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,735,370
    Accounting fees............................           88,000
    Shareholders' reports......................           17,000
    Custodian expense..........................           10,000
    Audit fees and expenses....................            4,000
    Directors' fees............................            3,000
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            5,101
                                                 ---------------
      Total expenses...........................        1,863,471
    Less: custodian fee credit.................           (1,207)
                                                 ---------------
      Net expenses.............................        1,862,264
                                                 ---------------
  NET INVESTMENT INCOME........................       24,850,570
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................        7,423,525
      Futures contracts........................         (296,471)
      Short sales..............................            9,938
                                                 ---------------
                                                       7,136,992
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................        5,320,808
      Futures contracts........................           73,032
                                                 ---------------
                                                       5,393,840
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       12,530,832
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    37,381,402
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     24,850,570     $    28,142,312
    Net realized gain on investments.......................................................          7,136,992             722,778
    Net change in unrealized appreciation on investments...................................          5,393,840          10,843,416
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         37,381,402          39,708,506
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (24,927,823)        (28,098,226)
    Distributions in excess of net investment income.......................................            (64,303)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (24,992,126)        (28,098,226)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [3,555,442 and 550,602 shares, respectively]........................         42,216,640           6,261,175
    Capital stock issued in reinvestment of dividends and distributions [2,122,659 and
     2,484,757 shares, respectively].......................................................         24,992,126          28,098,226
    Capital stock repurchased [(5,610,053) and (8,707,219) shares, respectively]...........        (66,029,147)        (98,362,062)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............          1,179,619         (64,002,661)
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................         13,568,895         (52,392,381)
  NET ASSETS:
    Beginning of year......................................................................        429,643,059         482,035,440
                                                                                             ------------------  -------------------
    End of year(a).........................................................................   $    443,211,954     $   429,643,059
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $        77,253
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A3

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        ZERO COUPON BOND 2000 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $38,323,550).............................  $   40,251,420
    Cash.......................................             976
    Interest receivable........................              16
    Receivable for capital stock sold..........           3,227
                                                 --------------
      Total Assets.............................      40,255,639
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............          40,719
    Accrued expenses...........................          33,412
    Payable for capital stock repurchased......           1,865
                                                 --------------
      Total Liabilities........................          75,996
                                                 --------------
  NET ASSETS...................................  $   40,179,643
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $       31,545
      Paid-in capital, in excess of par........      38,145,343
                                                 --------------
                                                     38,176,888
    Accumulated net realized gains on
      investments..............................          74,885
    Net unrealized appreciation on
      investments..............................       1,927,870
                                                 --------------
    Net assets, December 31, 1998..............  $   40,179,643
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 3,154,487 outstanding shares of
      common stock (authorized 15,000,000
      shares)..................................  $        12.74
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Interest...................................  $     2,185,384
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          159,341
    Accounting fees............................           72,000
    Shareholders' reports......................            3,000
    Directors' fees............................            3,000
    Audit fees and expenses....................            1,000
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            7,650
                                                 ---------------
      Total expenses...........................          246,991
    Less: custodian fee credit.................              (56)
                                                 ---------------
      Net expenses.............................          246,935
                                                 ---------------
  NET INVESTMENT INCOME........................        1,938,449
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........          613,189
    Net change in unrealized appreciation on
      investments..............................          344,539
                                                 ---------------
  NET GAIN ON INVESTMENTS......................          957,728
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $     2,896,177
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,938,449     $     1,923,763
    Net realized gain on investments.......................................................            613,189           1,279,141
    Net change in unrealized appreciation (depreciation) on investments....................            344,539            (625,354)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................          2,896,177           2,577,550
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (1,944,693)         (1,925,903)
    Distributions from net realized capital gains..........................................           (538,304)         (1,630,037)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................         (2,482,997)         (3,555,940)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [585,974 and 1,163,699 shares, respectively]........................          7,538,056          14,959,000
    Capital stock issued in reinvestment of dividends and distributions [193,959 and
     280,836 shares, respectively].........................................................          2,482,997           3,555,940
    Capital stock repurchased [(898,800) and (1,634,789) shares, respectively].............        (11,521,310)        (21,009,000)
                                                                                             ------------------  -------------------
    NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................         (1,500,257)         (2,494,060)
                                                                                             ------------------  -------------------
  TOTAL DECREASE IN NET ASSETS.............................................................         (1,087,077)         (3,472,450)
  NET ASSETS:
    Beginning of year......................................................................         41,266,720          44,739,170
                                                                                             ------------------  -------------------
    End of year(a).........................................................................   $     40,179,643     $    41,266,720
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $         6,244
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A4

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        ZERO COUPON BOND 2005 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $40,070,501).............................  $   45,584,111
    Cash.......................................             892
    Interest receivable........................               9
    Receivable for capital stock sold..........           2,241
                                                 --------------
      Total Assets.............................      45,587,253
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............          45,720
    Accrued expenses...........................          27,638
    Payable for capital stock repurchased......          10,461
                                                 --------------
      Total Liabilities........................          83,819
                                                 --------------
  NET ASSETS...................................  $   45,503,434
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $       33,854
      Paid-in capital, in excess of par........      39,955,970
                                                 --------------
                                                     39,989,824
    Net unrealized appreciation on
      investments..............................       5,513,610
                                                 --------------
    Net assets, December 31, 1998..............  $   45,503,434
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 3,385,363 outstanding shares of
      common stock (authorized 15,000,000
      shares)..................................  $        13.44
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Interest...................................  $     2,244,812
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          149,980
    Accounting fees............................           72,000
    Shareholders' reports......................            3,000
    Directors' fees............................            3,000
    Custodian expense..........................            1,000
    Audit fees and expenses....................              500
    Miscellaneous expenses.....................            1,000
                                                 ---------------
      Total expenses...........................          230,480
    Less: custodian fee credit.................              (74)
                                                 ---------------
      Net expenses.............................          230,406
                                                 ---------------
  NET INVESTMENT INCOME........................        2,014,406
                                                 ---------------
  NET CHANGE IN UNREALIZED APPRECIATION ON
  INVESTMENTS..................................        2,497,521
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $     4,511,927
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      2,014,406     $     1,763,656
    Net realized gain on investments.......................................................                 --             685,044
    Net change in unrealized appreciation on investments...................................          2,497,521           1,108,451
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................          4,511,927           3,557,151
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (2,019,716)         (1,819,286)
    Distributions from net realized capital gains..........................................            (38,745)           (646,299)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................         (2,058,461)         (2,465,585)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [960,834 and 1,232,187 shares, respectively]........................         12,526,521          14,912,002
    Capital stock issued in reinvestment of dividends and distributions [156,052 and
     198,605 shares, respectively].........................................................          2,058,461           2,465,585
    Capital stock repurchased [(177,614) and (1,091,286) shares, respectively].............         (2,345,896)        (13,473,001)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         12,239,086           3,904,586
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         14,692,552           4,996,152
  NET ASSETS:
    Beginning of year......................................................................         30,810,882          25,814,730
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $     45,503,434     $    30,810,882
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $         4,703
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A5

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $4,496,058,447)..........................  $4,762,474,785
    Cash.......................................         845,314
    Interest and dividends receivable..........      42,070,945
    Receivable for investments sold............         324,115
    Due from broker -- variation margin........          85,990
    Receivable for capital stock sold..........         263,037
                                                 --------------
      Total Assets.............................   4,806,064,186
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       6,472,779
    Payable for capital stock repurchased......       1,730,453
    Payable for investments purchased..........       1,518,060
    Accrued expenses...........................         383,124
                                                 --------------
      Total Liabilities........................      10,104,416
                                                 --------------
  NET ASSETS...................................  $4,795,959,770
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,181,043
      Paid-in capital, in excess of par........   4,507,920,747
                                                 --------------
                                                  4,511,101,790
    Accumulated net realized gains on
      investments..............................      15,961,929
    Net unrealized appreciation on
      investments..............................     268,896,051
                                                 --------------
    Net assets, December 31, 1998..............  $4,795,959,770
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 318,104,322 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        15.08
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $227,089 foreign
      withholding tax).........................  $    24,862,659
    Interest...................................      202,415,229
                                                 ---------------
                                                     227,277,888
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       26,224,569
    Shareholders' reports......................          335,000
    Accounting fees............................          270,000
    Custodian expense..........................          210,000
    Audit fees.................................           45,000
    Legal fees.................................            4,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           22,800
                                                 ---------------
      Total expenses...........................       27,114,369
    Less: Custodian fee credit.................          (37,735)
                                                 ---------------
      Net expenses.............................       27,076,634
                                                 ---------------
  NET INVESTMENT INCOME........................      200,201,254
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................      252,074,816
      Futures contracts........................       11,004,301
                                                 ---------------
                                                     263,079,117
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       62,217,963
      Futures contracts........................        4,254,938
                                                 ---------------
                                                      66,472,901
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      329,552,018
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   529,753,272
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    200,201,254     $   209,904,550
    Net realized gain on investments.......................................................        263,079,117         525,175,186
    Net change in unrealized appreciation (depreciation) on investments....................         66,472,901        (148,830,270)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        529,753,272         586,249,466
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (201,150,300)       (209,004,256)
    Distributions from net realized capital gains..........................................       (284,059,981)       (518,358,296)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (485,210,281)       (727,362,552)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,155,780 and 4,585,160 shares, respectively]......................         64,306,807          74,015,405
    Capital stock issued in reinvestment of dividends and distributions [32,017,520 and
     47,801,252 shares, respectively]......................................................        485,210,281         727,362,552
    Capital stock repurchased [(34,980,138) and (24,112,955) shares, respectively].........       (542,332,348)       (394,841,365)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................          7,184,740         406,536,592
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         51,727,731         265,423,506
  NET ASSETS:
    Beginning of year......................................................................      4,744,232,039       4,478,808,533
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  4,795,959,770     $ 4,744,232,039
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $       949,046
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A6

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $5,149,958,034)..........................  $5,386,550,009
    Cash.......................................           1,341
    Interest and dividends receivable..........      33,290,998
    Due from broker -- variation margin........         809,059
    Receivable for investments sold............         619,824
    Receivable for capital stock sold..........         232,095
                                                 --------------
      Total Assets.............................   5,421,503,326
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       7,882,895
    Payable for capital stock repurchased......       1,607,590
    Payable for investments purchased..........       1,595,867
    Accrued expenses...........................         435,586
                                                 --------------
      Total Liabilities........................      11,521,938
                                                 --------------
  NET ASSETS...................................  $5,409,981,388
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,267,182
      Paid-in capital, in excess of par........   5,110,844,004
                                                 --------------
                                                  5,114,111,186
    Undistributed net investment income........         170,556
    Accumulated net realized gains on
      investments..............................      43,985,733
    Net unrealized appreciation on
      investments..............................     251,713,913
                                                 --------------
    Net assets, December 31, 1998..............  $5,409,981,388
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 326,718,180 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        16.56
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $614,599 foreign
      withholding tax).........................  $    41,517,034
    Interest...................................      170,024,349
                                                 ---------------
                                                     211,541,383
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       33,049,940
    Shareholders' reports......................          415,000
    Accounting fees............................          242,000
    Custodian expense..........................          234,000
    Audit fees and expenses....................           57,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           26,800
                                                 ---------------
      Total expenses...........................       34,027,740
    Less: custodian fee credit.................          (74,445)
                                                 ---------------
      Net expenses.............................       33,953,295
                                                 ---------------
  NET INVESTMENT INCOME........................      177,588,088
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................      471,749,472
      Futures contracts........................       42,134,442
                                                 ---------------
                                                     513,883,914
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (183,829,519)
      Futures contracts........................       16,684,360
                                                 ---------------
                                                    (167,145,159)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      346,738,755
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   524,326,843
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    177,588,088     $   160,063,955
    Net realized gain on investments.......................................................        513,883,914         867,691,914
    Net change in unrealized appreciation on investments...................................       (167,145,159)       (163,603,096)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        524,326,843         864,152,773
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (178,186,396)       (159,343,911)
    Distributions from net realized capital gains..........................................       (552,345,875)       (823,214,223)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (730,532,271)       (982,558,134)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,188,120 and 4,859,580 shares, respectively]......................         74,668,669          92,765,042
    Capital stock issued in reinvestment of dividends and distributions [43,615,212 and
     56,453,647 shares, respectively]......................................................        730,532,271         982,558,134
    Capital stock repurchased [(38,796,213) and (18,791,325) shares, respectively].........       (679,156,218)       (363,698,408)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        126,044,722         711,624,768
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        (80,160,706)        593,219,407
  NET ASSETS:
    Beginning of year......................................................................      5,490,142,094       4,896,922,687
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  5,409,981,388     $ 5,490,142,094
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $        170,556     $       768,864
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A7

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $854,146,463)............................  $  774,702,884
    Cash.......................................             584
    Interest and dividends receivable..........      16,618,373
    Receivable for investments sold............         227,009
                                                 --------------
      Total Assets.............................     791,548,850
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       1,042,407
    Payable for investments purchased..........         814,187
    Payable for capital stock repurchased......         293,998
    Accrued expenses...........................          77,287
                                                 --------------
      Total Liabilities........................       2,227,879
                                                 --------------
  NET ASSETS...................................  $  789,320,971
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,095,439
      Paid-in capital, in excess of par........     873,911,034
                                                 --------------
                                                    875,006,473
    Undistributed net investment income........       2,179,668
    Accumulated net realized loss on
      investments..............................      (8,421,591)
    Net unrealized depreciation on
      investments..............................     (79,443,579)
                                                 --------------
    Net assets, December 31, 1998..............  $  789,320,971
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 109,543,936 outstanding shares of
      common stock (authorized 125,000,000
      shares)..................................  $         7.21
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Interest...................................  $    69,885,220
    Dividends..................................        5,241,487
                                                 ---------------
                                                      75,126,707
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        3,782,134
    Accounting fees............................          145,000
    Shareholders' reports......................           70,000
    Custodian expense..........................           12,000
    Audit fees.................................            9,000
    Directors' fees............................            3,000
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            5,200
                                                 ---------------
      Total expenses...........................        4,027,334
    Less: custodian fee credit.................          (60,989)
                                                 ---------------
      Net expenses.............................        3,966,345
                                                 ---------------
  NET INVESTMENT INCOME........................       71,160,362
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized loss on investments...........       (2,031,112)
    Net change in unrealized depreciation on
      investments..............................      (90,371,730)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................      (92,402,842)
                                                 ---------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   (21,242,480)
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     71,160,362     $    47,675,767
    Net realized gain (loss) on investments................................................         (2,031,112)         15,354,840
    Net change in unrealized depreciation on investments...................................        (90,371,730)           (144,633)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        (21,242,480)         62,885,974
                                                                                             ------------------  -------------------
  DIVIDENDS
    Dividends from net investment income...................................................        (69,715,948)        (47,277,841)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [42,524,544 and 18,324,520 shares, respectively]....................        336,104,252         149,154,244
    Capital stock issued in reinvestment of dividends and distributions [9,210,712 and
     5,847,594 shares, respectively].......................................................         69,715,948          47,277,841
    Capital stock repurchased [(12,010,426) and (9,372,701) shares, respectively]..........        (94,215,879)        (76,232,015)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        311,604,321         120,200,070
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        220,645,893         135,808,203
  NET ASSETS:
    Beginning of year......................................................................        568,675,078         432,866,875
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $    789,320,971     $   568,675,078
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $      2,179,668     $       735,254
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A8

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $1,918,971,738)..........................  $3,544,514,168
    Cash.......................................             509
    Receivable for capital stock sold..........       6,715,386
    Interest and dividends receivable..........       3,677,152
    Receivable for investments sold............         551,105
    Due from broker -- variation margin........         246,890
                                                 --------------
      Total Assets.............................   3,555,705,210
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       3,914,541
    Payable to investment adviser..............       2,807,611
    Payable for capital stock repurchased......         630,555
    Accrued expenses...........................         263,513
                                                 --------------
      Total Liabilities........................       7,616,220
                                                 --------------
  NET ASSETS...................................  $3,548,088,990
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      940,173
      Paid-in capital, in excess of par........   1,907,227,882
                                                 --------------
                                                  1,908,168,055
    Accumulated net realized gain on
      investments..............................       9,773,130
    Net unrealized appreciation on
      investments..............................   1,630,147,805
                                                 --------------
    Net assets, December 31, 1998..............  $3,548,088,990
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 94,017,271 outstanding shares of
      common stock (authorized 125,000,000
      shares)..................................  $        37.74
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $250,942 foreign
      withholding tax).........................  $    42,313,155
    Interest...................................        5,376,488
                                                 ---------------
                                                      47,689,643
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       10,279,903
    Shareholders' reports......................          335,000
    Custodian expense..........................          142,000
    Accounting fees............................          107,000
    Audit fees and expenses....................           40,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           14,000
                                                 ---------------
      Total expenses...........................       10,920,903
    Less: custodian fee credit.................           (2,914)
                                                 ---------------
      Net expenses.............................       10,917,989
                                                 ---------------
  NET INVESTMENT INCOME........................       36,771,654
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................       52,786,455
      Futures contracts........................        4,678,758
                                                 ---------------
                                                      57,465,213
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      640,594,646
      Futures contracts........................        4,097,025
                                                 ---------------
                                                     644,691,671
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      702,156,884
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   738,928,538
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     36,771,654     $    31,459,576
    Net realized gain on investments.......................................................         57,465,213          74,021,385
    Net change in unrealized appreciation on investments...................................        644,691,671         451,562,975
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        738,928,538         557,043,936
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (37,075,916)        (31,155,314)
    Distributions from net realized capital gains..........................................        (53,566,202)        (67,389,823)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (90,642,118)        (98,545,137)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [21,945,962 and 17,248,797 shares, respectively]....................        739,810,425         484,303,403
    Capital stock issued in reinvestment of dividends and distributions [2,541,175 and
     3,309,920 shares, respectively].......................................................         90,642,118          98,545,137
    Capital stock repurchased [(11,483,263) and (6,144,732) shares, respectively]..........       (378,841,199)       (174,536,420)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        451,611,344         408,312,120
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................      1,099,897,764         866,810,919
  NET ASSETS:
    Beginning of year......................................................................      2,448,191,226       1,581,380,307
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  3,548,088,990     $ 2,448,191,226
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $       304,262
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A9

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $1,945,300,102)..........................  $2,185,867,351
    Cash.......................................           5,397
    Interest and dividends receivable..........       6,371,174
    Receivable for investments sold............       3,349,741
    Receivable for capital stock sold..........         162,523
    Receivable for securities lending, net.....           5,590
                                                 --------------
      Total Assets.............................   2,195,761,776
                                                 --------------
  LIABILITIES
    Collateral for securities on loan..........      49,079,500
    Payable to investment adviser..............       2,120,498
    Payable for capital stock repurchased......       2,050,465
    Accrued expenses...........................         190,498
                                                 --------------
      Total Liabilities........................      53,440,961
                                                 --------------
  NET ASSETS...................................  $2,142,320,815
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,069,398
      Paid-in capital, in excess of par........   1,863,673,204
                                                 --------------
                                                  1,864,742,602
    Undistributed net investment income........       1,987,561
    Accumulated net realized gains on
      investments..............................      35,023,403
    Net unrealized appreciation on
      investments..............................     240,567,249
                                                 --------------
    Net assets, December 31, 1998..............  $2,142,320,815
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 106,939,774 outstanding shares of
      common stock (authorized 150,000,000
      shares)..................................  $        20.03
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $907,584 foreign
      withholding tax).........................  $    60,602,958
    Interest...................................        4,893,474
    Income from securities loaned, net.........           14,493
                                                 ---------------
                                                      65,510,925
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        8,830,161
    Shareholders' reports......................          222,000
    Custodian expense..........................          110,000
    Accounting fees............................          100,000
    Audit fees.................................           26,300
    Directors' fees............................            3,000
    Legal fees.................................              100
    Miscellaneous expenses.....................           11,800
                                                 ---------------
      Total expenses...........................        9,303,361
    Less: custodian fee credit.................           (4,923)
                                                 ---------------
      Net expenses.............................        9,298,438
                                                 ---------------
  NET INVESTMENT INCOME........................       56,212,487
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........      129,490,381
    Net change in unrealized appreciation on
      investments..............................     (258,928,963)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................     (129,438,582)
                                                 ---------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   (73,226,095)
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     56,212,487     $    47,850,376
    Net realized gain on investments.......................................................        129,490,381         209,283,667
    Net change in unrealized appreciation on investments...................................       (258,928,963)        251,369,014
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        (73,226,095)        508,503,057
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (58,670,537)        (43,537,704)
    Distributions from net realized capital gains..........................................       (129,895,659)       (179,961,221)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (188,566,196)       (223,498,925)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [17,968,538 and 11,266,195 shares, respectively]....................        414,994,376         253,831,217
    Capital stock issued in reinvestment of dividends and distributions [8,899,832 and
     10,153,692 shares, respectively]......................................................        188,566,196         223,498,925
    Capital stock repurchased [(10,593,789) and (4,416,916) shares, respectively]..........       (229,203,355)        (96,053,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................        374,357,217         381,277,142
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        112,564,926         666,281,274
  NET ASSETS:
    Beginning of year......................................................................      2,029,755,889       1,363,474,615
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  2,142,320,815     $ 2,029,755,889
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $      1,987,561     $     4,445,611
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $4,767,976,521)..........................  $6,250,695,797
    Interest and dividends receivable..........      12,414,416
    Receivable for capital stock sold..........         128,574
                                                 --------------
      Total Assets.............................   6,263,238,787
                                                 --------------
  LIABILITIES
    Bank overdraft.............................             319
    Payable for capital stock repurchased......       8,881,940
    Payable to investment adviser..............       6,806,202
    Accrued expenses...........................         503,692
                                                 --------------
      Total Liabilities........................      16,192,153
                                                 --------------
  NET ASSETS...................................  $6,247,046,634
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,107,865
      Paid-in capital, in excess of par........   4,649,464,292
                                                 --------------
                                                  4,651,572,157
    Undistributed net investment income........         109,952
    Accumulated net realized gains on
      investments..............................     112,645,380
    Net unrealized appreciation on investments
      and foreign currencies...................   1,482,719,145
                                                 --------------
    Net assets, December 31, 1998..............  $6,247,046,634
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 210,786,528 outstanding shares of
      common stock (authorized 250,000,000
      shares)..................................  $        29.64
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $1,413,190 foreign
      withholding tax).........................  $    92,432,542
    Interest...................................       51,526,104
                                                 ---------------
                                                     143,958,646
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       28,389,539
    Shareholders' reports......................          492,000
    Custodian expense..........................          380,000
    Accounting fees............................          122,000
    Audit fees and expenses....................           85,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           30,800
                                                 ---------------
      Total expenses...........................       29,502,339
    Less: custodian fee credit.................          (23,575)
                                                 ---------------
      Net expenses.............................       29,478,764
                                                 ---------------
  NET INVESTMENT INCOME........................      114,479,882
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:
      Investments..............................      766,376,440
      Foreign currencies.......................          105,151
                                                 ---------------
                                                     766,481,591
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................     (344,088,795)
      Foreign currencies.......................           13,886
                                                 ---------------
                                                    (344,074,909)
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................      422,406,682
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   536,886,564
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    114,479,882     $   125,326,195
    Net realized gain on investments and foreign currencies................................        766,481,591         320,958,795
    Net change in unrealized appreciation (depreciation) on investments and foreign
     currencies............................................................................       (344,074,909)        744,788,889
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        536,886,564       1,191,073,879
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (115,394,083)       (127,895,464)
    Distributions from net realized capital gains..........................................       (684,800,016)       (322,171,256)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (800,194,099)       (450,066,720)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [12,676,785 and 12,471,611 shares, respectively]....................        418,548,498         381,942,219
    Capital stock issued in reinvestment of dividends and distributions [27,106,415 and
     14,665,432 shares, respectively]......................................................        800,194,099         450,066,720
    Capital stock repurchased [(22,886,073) and (11,771,942) shares, respectively].........       (732,368,459)       (363,005,143)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS...................        486,374,138         469,003,796
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        223,066,603       1,210,010,955
  NET ASSETS:
    Beginning of year......................................................................      6,023,980,031       4,813,969,076
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  6,247,046,634     $ 6,023,980,031
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $        109,952     $       919,002
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A11

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                         PRUDENTIAL JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $886,742,260)............................  $1,204,377,523
    Receivable for capital stock sold..........       2,113,426
    Receivable for investments sold............       1,677,844
    Interest and dividends receivable..........         517,449
                                                 --------------
      Total Assets.............................   1,208,686,242
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       1,812,726
    Payable to investment adviser..............       1,459,546
    Accrued expenses...........................          96,554
    Payable for capital stock repurchased......       6,588,081
                                                 --------------
      Total Liabilities........................       9,956,907
                                                 --------------
  NET ASSETS...................................  $1,198,729,335
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $.01 par value..........  $      501,398
      Paid-in capital, in excess of par........     870,373,753
                                                 --------------
                                                    870,875,151
    Accumulated net realized gains on
      investments..............................      10,218,921
    Net unrealized appreciation on
      investments..............................     317,635,263
                                                 --------------
    Net assets, December 31, 1998..............  $1,198,729,335
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 50,139,795 outstanding shares of
      common stock (authorized 75,000,000
      shares)..................................  $        23.91
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $38,690 foreign
      withholding tax).........................  $     5,032,093
    Interest...................................        1,399,831
                                                 ---------------
                                                       6,431,924
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        4,662,187
    Shareholders' reports......................          125,000
    Accounting fees............................           81,000
    Custodian expense..........................           20,000
    Audit fees and expenses....................           14,000
    Directors' fees............................            3,000
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            5,200
                                                 ---------------
      Total expenses...........................        4,911,387
    Less: custodian fee credit.................           (7,533)
                                                 ---------------
      Net expenses.............................        4,903,854
                                                 ---------------
  NET INVESTMENT INCOME........................        1,528,070
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........       24,429,896
    Net change in unrealized appreciation on
      investments..............................      237,742,766
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      262,172,662
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   263,700,732
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,528,070     $       871,876
    Net realized gain on investments.......................................................         24,429,896          33,000,406
    Net change in unrealized appreciation on investments...................................        237,742,766          54,234,653
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        263,700,732          88,106,935
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (1,629,850)           (832,883)
    Distributions from net realized capital gains..........................................        (17,069,906)        (27,048,964)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (18,699,756)        (27,881,847)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [30,113,536 and 12,593,772 shares, respectively]....................        619,908,140         218,245,522
    Capital stock issued in reinvestment of dividends and distributions [849,914 and
     1,607,079 shares, respectively].......................................................         18,699,756          27,881,847
    Capital stock repurchased [(8,792,029) and (1,044,246) shares, respectively]...........       (180,816,656)        (17,547,320)
    Initial capitalization repurchased [-0- and (1,004,760) shares, respectively]..........                 --         (19,411,166)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        457,791,240         209,168,883
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        702,792,216         269,393,971
  NET ASSETS:
    Beginning of year......................................................................        495,937,119         226,543,148
                                                                                             ------------------  -------------------
    End of year(a).........................................................................   $  1,198,729,335     $   495,937,119
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $       101,780
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                      SMALL CAPITALIZATION STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $345,829,551)............................  $  359,367,407
    Cash.......................................           4,712
    Receivable for capital stock sold..........         685,591
    Due from broker -- variation margin........         613,350
    Interest and dividends receivable..........         203,638
                                                 --------------
      Total Assets.............................     360,874,698
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         310,730
    Accrued expenses...........................         162,126
    Payable for capital stock repurchased......          12,131
    Payable for investments purchased..........           4,073
                                                 --------------
      Total Liabilities........................         489,060
                                                 --------------
  NET ASSETS...................................  $  360,385,638
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      244,980
      Paid-in capital, in excess of par........     340,517,863
                                                 --------------
                                                    340,762,843
    Accumulated net realized gains on
      investments..............................       4,054,989
    Net unrealized appreciation on
      investments..............................      15,567,806
                                                 --------------
    Net assets, December 31, 1998..............  $  360,385,638
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 24,498,003 outstanding shares of
      common stock (authorized 50,000,000
      shares)..................................  $        14.71
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $719 foreign withholding
      tax).....................................  $     2,484,688
    Interest...................................          750,247
                                                 ---------------
                                                       3,234,935
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,243,051
    Accounting fees............................          140,000
    Shareholders' reports......................           44,000
    Custodian expense..........................           10,000
    Audit fees.................................            4,000
    Directors' fees............................            3,000
    Legal fees.................................            1,000
    Miscellaneous expenses.....................           30,401
                                                 ---------------
      Total expenses...........................        1,475,452
    Less: custodian fee credit.................           (4,956)
                                                 ---------------
      Net expenses.............................        1,470,496
                                                 ---------------
  NET INVESTMENT INCOME........................        1,764,439
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................       21,360,757
      Futures contracts........................        1,513,163
                                                 ---------------
                                                      22,873,920
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................      (26,519,869)
      Futures contracts........................        1,702,000
                                                 ---------------
                                                     (24,817,869)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................       (1,943,949)
                                                 ---------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $      (179,510)
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,764,439     $     1,507,646
    Net realized gain on investments.......................................................         22,873,920          21,586,971
    Net change in unrealized appreciation (depreciation) on investments....................        (24,817,869)         25,139,005
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................           (179,510)         48,233,622
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (1,831,259)         (1,440,826)
    Distributions from net realized capital gains..........................................        (21,572,922)        (19,469,768)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (23,404,181)        (20,910,594)
                                                                                             ------------------  -------------------
  CAPITAL STOCK TRANSACTIONS:
    Capital stock sold [7,528,693 and 8,135,914 shares, respectively]......................        113,481,559         128,260,999
    Capital stock issued in reinvestment of dividends and distributions [1,637,984 and
     1,354,381 shares, respectively].......................................................         23,404,181          20,910,594
    Capital stock repurchased [(2,891,548) and (941,823) shares, respectively].............        (43,226,325)        (15,480,999)
    Initial capitalization repurchased [-0- and (1,049,184) shares, respectively]..........                 --         (18,602,031)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         93,659,415         115,088,563
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         70,075,724         142,411,591
  NET ASSETS:
    Beginning of year......................................................................        290,309,914         147,898,323
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $    360,385,638     $   290,309,914
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $        66,820
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A13

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $589,592,454)............................  $  831,023,491
    Foreign currency, at value (cost:
      $17,499,873).............................      17,371,833
    Receivable for investments sold............       4,254,046
    Dividends and interest receivable..........         552,684
    Receivable for capital stock sold..........          40,732
                                                 --------------
      Total Assets.............................     853,242,786
                                                 --------------
  LIABILITIES
    Forward currency contracts -- amount
      payable to counterparties................       3,828,254
    Payable for investments purchased..........       2,897,332
    Payable to investment adviser..............       1,418,703
    Payable for capital stock repurchased......         327,774
    Accrued expenses and other liabilities.....         226,668
    Bank overdraft.............................           2,096
                                                 --------------
      Total Liabilities........................       8,700,827
                                                 --------------
  NET ASSETS...................................  $  844,541,959
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      399,149
      Paid-in capital, in excess of par........     610,100,715
                                                 --------------
                                                    610,499,864
    Distributions in excess of net investment
      income...................................      (8,644,128)
    Accumulated net realized gains on
      investments..............................       5,209,641
    Net unrealized appreciation on investments
      and foreign currencies...................     237,476,582
                                                 --------------
    Net assets, December 31, 1998..............  $  844,541,959
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 39,914,867 outstanding shares of
      common stock (authorized 75,000,000
      shares)..................................  $        21.16
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $541,282 foreign
      withholding tax).........................  $     6,673,826
    Interest...................................        1,452,097
                                                 ---------------
                                                       8,125,923
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        5,342,945
    Custodian expense..........................          446,000
    Accounting fees............................          244,000
    Shareholders' reports......................           37,000
    Audit fees and expenses....................            6,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................            3,761
                                                 ---------------
      Total expenses...........................        6,082,706
                                                 ---------------
  NET INVESTMENT INCOME........................        2,043,217
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:......................
      Investments..............................       40,877,802
      Foreign currencies.......................          219,287
                                                 ---------------
                                                      41,097,089
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................      125,305,318
      Foreign currencies.......................       (4,159,978)
                                                 ---------------
                                                     121,145,340
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................      162,242,429
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   164,285,646
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      2,043,217     $     3,060,617
    Net realized gain on investments and foreign currencies................................         41,097,089          31,027,057
    Net change in unrealized appreciation on investments and foreign currencies............        121,145,340           5,107,643
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        164,285,646          39,195,317
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (5,559,015)         (4,377,947)
    Distributions in excess of net investment income.......................................         (4,481,373)         (3,434,778)
    Distributions from net realized capital gains..........................................        (35,181,433)        (30,337,530)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (45,221,821)        (38,150,255)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [9,626,530 and 5,853,862 shares, respectively]......................        191,039,953         111,692,563
    Capital stock issued in reinvestment of dividends and distributions [2,231,010 and
     2,115,902 shares, respectively].......................................................         45,221,821          38,150,255
    Capital stock repurchased [(7,562,638) and (4,869,453) shares, respectively]...........       (149,184,992)        (93,116,567)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         87,076,782          56,726,251
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        206,140,607          57,771,313
  NET ASSETS:
    Beginning of year......................................................................        638,401,352         580,630,039
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $    844,541,959     $   638,401,352
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $     3,515,798
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $306,169,860)............................  $  237,086,009
    Cash.......................................             863
    Receivable for investments sold............         237,530
    Interest and dividends receivable..........         225,221
    Receivable for capital stock sold..........             258
                                                 --------------
      Total Assets.............................     237,549,881
                                                 --------------
  LIABILITIES
    Payable for capital stock repurchased......         311,628
    Payable to investment adviser..............         284,388
    Accrued expenses...........................          55,227
                                                 --------------
      Total Liabilities........................         651,243
                                                 --------------
  NET ASSETS...................................  $  236,898,638
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      197,680
      Paid-in capital, in excess of par........     312,662,614
                                                 --------------
                                                    312,860,294
    Distributions in excess of net investment
      income...................................         (47,890)
    Accumulated net realized loss on
      investments..............................      (6,830,155)
    Net unrealized depreciation on investments
      and foreign currencies...................     (69,083,611)
                                                 --------------
    Net assets, December 31, 1998..............  $  236,898,638
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 19,767,981 outstanding shares of
      common stock (authorized 50,000,000
      shares)..................................  $        11.98
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $167,262 foreign
      withholding tax).........................  $     3,161,846
    Interest...................................          222,375
                                                 ---------------
                                                       3,384,221
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,349,743
    Accounting fees............................           82,000
    Custodian expense..........................           45,000
    Shareholders' reports......................            5,000
    Directors' fees............................            3,000
    Audit fees and expenses....................            1,000
    Miscellaneous expenses.....................            3,200
                                                 ---------------
      Total expenses...........................        1,488,943
    Less: custodian fee credit.................             (798)
                                                 ---------------
      Net expenses.............................        1,488,145
                                                 ---------------
  NET INVESTMENT INCOME........................        1,896,076
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................       (7,027,034)
      Written options..........................          222,682
      Foreign currencies.......................         (107,816)
                                                 ---------------
                                                      (6,912,168)
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................      (47,046,023)
      Foreign currencies.......................            1,611
                                                 ---------------
                                                     (47,044,412)
                                                 ---------------
  NET LOSS ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................      (53,956,580)
                                                 ---------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   (52,060,504)
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,896,076     $     2,648,464
    Net realized gain (loss) on investments, written options and foreign currencies........         (6,912,168)         50,655,442
    Net change in unrealized depreciation on investments and foreign currencies............        (47,044,412)       (100,227,746)
                                                                                             ------------------  -------------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        (52,060,504)        (46,923,840)
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (2,234,825)         (2,203,301)
    Distributions from net realized capital gains..........................................        (16,376,612)        (46,135,203)
    Tax return of capital distributions....................................................           (222,068)          --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (18,833,505)        (48,338,504)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [332,632 and 1,537,840 shares, respectively]........................          4,416,142          30,041,015
    Capital stock issued in reinvestment of dividends and distributions [1,190,078 and
     3,086,491 shares, respectively].......................................................         18,833,505          48,338,504
    Capital stock repurchased [(5,235,801) and (3,322,673) shares, respectively]...........        (73,408,413)        (63,551,000)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............        (50,158,766)         14,828,519
                                                                                             ------------------  -------------------
  TOTAL DECREASE IN NET ASSETS.............................................................       (121,052,775)        (80,433,825)
  NET ASSETS:
    Beginning of year......................................................................        357,951,413         438,385,238
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $    236,898,638     $   357,951,413
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $      --            $       633,307
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A15

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
DECEMBER 31, 1998

                                                                       PRINCIPAL
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
BANK NOTES -- 6.0%
  FCC National Bank (a)...........................   5.19%   01/15/99  $   5,000  $    5,000,000
  Key Bank, N.A. (a)..............................   5.33%   01/13/99      1,000       1,000,018
  Key Bank, N.A. (a)..............................   4.67%   01/29/99      3,000       2,999,878
  Key Bank, N.A. (a)..............................   4.65%   03/18/99      9,000       8,998,914
  Nationsbank Corp. (a)...........................   5.05%   02/16/99     29,000      29,000,000
  Nationsbank Corp. (a)...........................   5.27%   07/01/99      8,000       7,997,416
                                                                                  --------------
                                                                                      54,996,226
                                                                                  --------------
CERTIFICATE OF DEPOSIT-DOMESTIC -- 3.3%
  Chase Manhattan Bank (U.S.A.) Delaware..........   5.25%   02/08/99     30,000      30,000,000
                                                                                  --------------
                                                                                      30,000,000
                                                                                  --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 21.0%
  Abbey National Treasury Services, PLC...........   5.25%   01/20/99     25,000      25,000,000
  Barclays Bank PLC...............................   5.56%   02/25/99      5,000       4,999,566
  Barclays Bank PLC (a)...........................   5.49%   06/02/99     21,000      20,993,088
  Bayerische Hypo Und Wechsel Bank................   5.68%   03/03/99      3,000       2,999,784
  Bayerische Landesbank Girozentrale (a)..........   5.09%   03/23/99     20,000      19,996,337
  Bayerische Landesbank Girozentrale (a)..........   5.49%   06/30/99     20,000      19,992,110
  Canadian Imperial Bank of Commerce..............   5.55%   2/10/99      15,000      14,999,211
  Canadian Imperial Bank of Commerce..............   5.69%   3/10/99       7,000       6,999,066
  Canadian Imperial Bank of Commerce..............   5.71%   3/30/99       4,000       3,999,123
  Commerzbank, AG.................................   5.67%   03/05/99      4,000       4,001,966
  Credit Agricole Indosuez........................   5.74%   04/26/99      3,000       2,999,457
  Deutsche Bank...................................   5.55%   02/25/99     10,000       9,999,278
  Deutsche Bank...................................   5.66%   03/03/99      5,000       4,999,600
  Deutsche Bank...................................   5.64%   03/22/99      5,000       4,999,370
  Rabobank Nederland..............................   5.50%   02/09/99     13,000      12,998,934
  Royal Bank of Canada (a)........................   5.47%   08/06/99     14,000      13,994,339
  Swiss Bank Corp.................................   5.74%   06/11/99     20,000      19,994,931
                                                                                  --------------
                                                                                     193,966,161
                                                                                  --------------
COMMERCIAL PAPER -- 45.5%
  Aetna Services, Inc.............................   5.50%   01/15/99      4,000       3,991,444
  American General Finance Corp...................   5.22%   02/17/99      6,000       5,959,110
  American Honda Finance Corp.....................   5.25%   02/10/99      2,852       2,835,363
  American Honda Finance Corp.....................   5.27%   02/11/99     27,366      27,201,751
  Aon Corp........................................   5.30%   02/23/99      3,000       2,976,592
  Aon Corp........................................   5.28%   02/26/99     16,000      15,868,587
  Aristar, Inc....................................   5.25%   02/05/99      7,194       7,157,281
  Association Corp. of North America..............   5.03%   02/02/99     24,020      23,912,604
  Association Corp. of North America..............   5.05%   02/10/99     12,955      12,882,308
  Association Corp. of North America..............   5.11%   03/09/99      5,000       4,952,449
  Bank of Montreal................................   5.12%   2/18/99      10,000       9,931,707
  Bank of New York Co., Inc.......................   5.10%   01/14/99      3,000       2,994,475
  BBL North America...............................   5.33%   01/29/99     15,000      14,937,817
  Bradford & Bingley Building Society.............   5.20%   02/02/99     23,257      23,149,501
  Centric Capital Corp............................   5.35%   01/27/99      2,100       2,091,886
  Centric Capital Corp............................   5.20%   03/02/99      3,398       3,368,551
  Chrysler Financial Corp.........................   5.09%   01/29/99     32,000      31,873,316
  Cregem North America............................   4.90%   03/29/99     15,000      14,822,375
  Falcon Asset Securitization Corp................   5.43%   02/17/99      4,000       3,971,643

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B1

DECEMBER 31, 1998

                                                                       PRINCIPAL
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
  Ford Motor Credit Corp..........................   5.40%   01/14/99  $  10,000  $   10,000,000
  Ford Motor Credit Corp..........................   5.20%   02/19/99      2,000       1,985,844
  General Electric Capital Corp...................   5.10%   02/19/99     15,000      14,895,875
  General Motors Acceptance Corp..................   5.19%   01/26/99      5,000       4,981,979
  General Motors Acceptance Corp..................   5.06%   01/29/99     20,000      19,921,289
  General Motors Acceptance Corp..................   5.12%   03/19/99      9,000       8,901,440
  Monte Rosa Capital Corp.........................   5.40%   01/29/99      2,531       2,520,370
  Monte Rosa Capital Corp.........................   5.46%   02/19/99     19,000      18,858,798
  Monte Rosa Capital Corp.........................   5.30%   02/22/99      6,530       6,480,009
  Nationwide Building Society.....................   5.06%   03/01/99      3,000       2,975,122
  Nationwide Building Society.....................   5.11%   03/09/99      2,000       1,980,979
  Norwest Financial, Inc..........................   5.23%   03/04/99      5,000       4,954,964
  Old Line Funding Corp...........................   5.40%   01/14/99     10,000       9,980,500
  Old Line Funding Corp...........................   5.37%   01/29/99      4,000       3,983,293
  Old Line Funding Corp...........................   5.40%   02/25/99      6,000       5,950,500
  Petrofina Delaware, Inc.........................   5.05%   01/29/99      8,220       8,187,714
  PNC Funding Corp................................   5.20%   02/22/99      1,000         992,489
  Preferred Receivables Funding Corp..............   5.40%   02/16/99      2,000       1,986,200
  Salomon Smith Barney Holdings, Inc..............   5.31%   02/16/99     17,048      16,932,329
  Toronto Dominion Holdings.......................   4.90%   06/08/99     10,000       9,784,944
  UBS Finance (Delaware)..........................   5.22%   01/15/99     10,000       9,979,704
  UBS Finance (Delaware)..........................   5.07%   01/28/99     13,840      13,787,342
  Unifunding, Inc.................................   5.23%   02/05/99      4,000       3,979,661
  Windmill Funding Corp...........................   5.40%   01/28/99     10,000       9,959,500
  Windmill Funding Corp...........................   5.75%   01/29/99      9,930       9,885,591
                                                                                  --------------
                                                                                     418,725,196
                                                                                  --------------
DISCOUNT NOTE -- 1.6%
  Federal Home Loan Mortgage Association..........   4.93%   03/26/99     15,152      14,977,701
                                                                                  --------------
                                                                                      14,977,701
                                                                                  --------------
LOAN PARTICIPATIONS -- 1.5%
  Baker Hughes, Inc...............................   5.70%   01/29/99      8,000       8,000,000
  Marsh & Mclennan Co.............................   5.38%   02/24/99      5,716       5,716,000
                                                                                  --------------
                                                                                      13,716,000
                                                                                  --------------
OTHER CORPORATE OBLIGATIONS -- 19.0%
  Abbey National Treasury Services, PLC...........   5.50%   02/05/99      3,000       2,999,776
  Abbey National Treasury Services, PLC...........   5.72%   06/11/99     14,000      13,995,269
  Bishops Gate Residential Mortgage (a)...........   5.75%   11/22/99      6,000       6,000,000
  Chrysler Financial Corp. (a)....................   5.53%   03/11/99     15,000      15,000,409
  General Electric Capital Corp. (a)..............   5.50%   06/04/99     15,000      14,992,456
  General Motors Acceptance Corp. (a).............   5.20%   02/02/99     10,000       9,999,745
  Goldman Sachs Group L.P. (a)....................   5.07%   06/04/01     30,000      30,000,000
  Liquid Asset Backed Security Trust 1998-1 (a)...   5.63%   02/26/99      4,335       4,334,658
  Morgan (J.P.) & Co., Inc. (a)...................   5.21%   04/05/99      1,000         999,908
  Restructured Asset Securities Enhanced Return
    (a)...........................................   5.63%   03/31/99      2,000       2,000,000
  Restructured Asset Securities Enhanced Return
    (a)...........................................   5.61%   09/02/99     19,000      19,000,000
  Restructured Asset Securities Enhanced Return
    (a)...........................................   5.68%   01/21/00     16,000      16,000,000
  SMM Trust Notes 1995-Q (a)......................   5.32%   12/15/99     27,000      27,000,000
  Short Term Restructured Assets..................   5.55%   08/18/99     12,000      12,000,000
                                                                                  --------------
                                                                                     174,322,221
                                                                                  --------------
TOTAL INVESTMENTS -- 97.9%
  (amortized cost $900,703,505; (b))............................................     900,703,505
                                                                                  --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.1%...................................      19,488,483
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $  920,191,988
                                                                                  --------------
                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B2

DECEMBER 31, 1998

The following abbreviations are used in portfolio descriptions:
  AG    Aktiengesellschaft (German Stock Company)
  PLC   Public Limited Company (British Corporation)

(a) Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 1998.

(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
     The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 1998 was as follows:
Commercial Banks                                               48.0%
Motor Vehicle Parts                                            14.3%
Asset Backed Securities                                        10.5%
Personal Credit                                                 6.4%
Security Brokers & Dealers                                      5.0%
Short-Term Business Credit                                      4.9%
Accidental/Health Insurance                                     2.5%
Bank Holding Company U.S.                                       2.0%
Federal Credit Agencies                                         1.5%
Crude Petroleum & Natural Gas                                   0.8%
Construction                                                    0.9%
Insurance                                                       0.6%
Surety Insurance                                                0.5%
                                                           ---------
                                                               97.9%
Other assets in excess of liabilities                           2.1%
                                                           ---------
                                                              100.0%
                                                           ---------
                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B3

                           DIVERSIFIED BOND PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 95.9%                        MOODY'S                                 PRINCIPAL
                                                       RATING     INTEREST     MATURITY        AMOUNT        VALUE
LONG-TERM BONDS -- 95.0%                            (UNAUDITED)    RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
AEROSPACE -- 2.5%
  Boeing Co.,.....................................      Aa3        8.75%       08/15/21       $   6,250  $    7,910,250
  Raytheon Co.,...................................      Baa1       5.95%       03/15/01           6,500       6,557,070
  Raytheon Co.,...................................      Baa1       6.40%       12/15/18           9,500       9,428,750
  Raytheon Co.,...................................      Baa1       7.00%       11/01/28           3,550       3,737,511
                                                                                                         --------------
                                                                                                             27,633,581
                                                                                                         --------------
AIRLINES -- 2.6%
  Continental Airlines, Inc.,.....................      Ba2        8.00%       12/15/05           8,000       7,904,800
  Delta Air Lines, Inc.,..........................      Ba1       9.875%       05/15/00           6,000       6,298,320
  United Airlines, Inc.,..........................      Baa3      10.67%       05/01/04           7,000       8,282,400
  United Airlines, Inc.,..........................      Baa3      11.21%       05/01/14           5,000       6,566,000
                                                                                                         --------------
                                                                                                             29,051,520
                                                                                                         --------------
ASSET-BACKED SECURITIES -- 1.7%
  Advanta Mortgage Loan Trust, Series 1994-3,.....      Aaa        8.49%       01/25/26           8,500       8,728,091
  Airplanes Pass Through Trust,...................      Ba2       10.875%      03/15/19           6,000       6,300,000
  California Infrastructure PG&E, Series
    1997-1,.......................................       NR        6.32%       09/25/05           4,000       4,117,500
                                                                                                         --------------
                                                                                                             19,145,591
                                                                                                         --------------
AUTO-CARS & TRUCKS -- 0.7%
  Navistar International Corp.,...................      Ba1        7.00%       02/01/03           3,500       3,500,547
  Navistar International Corp.,...................      Ba3        8.00%       02/01/08           4,500       4,578,750
                                                                                                         --------------
                                                                                                              8,079,297
                                                                                                         --------------
BANKS AND SAVINGS & LOANS -- 4.5%
  Banco de Commercio Exterior de Columbia, SA,
    M.T.N., (Colombia)............................       NR       8.625%       06/02/00           2,000       1,960,000
  Banco Ganadero, SA, M.T.N., (Colombia)..........       NR        9.75%       08/26/99           4,100       4,079,500
  Bayerische Landesbank Girozentrale, (Germany)...      Aaa       5.875%       12/01/08          10,000      10,224,000
  Capital One Bank,...............................      Baa3       7.08%       10/30/01           5,000       5,027,850
  Chase Manhattan Corp.,..........................       A2        8.00%       06/15/99           2,000       2,023,940
  Chase Manhattan Corp............................       A2       6.625%       08/15/05           2,000       2,083,040
  Compass Trust Bank,.............................       A3        8.23%       01/15/27           4,500       4,820,625
  International Bank for Reconstruction and
    Development, (Supranational)..................      Aaa       12.375%      10/15/02             750         938,527
  Kansallis-Osake Pankki, (Finland)...............      Baa1       8.65%       01/01/49           5,000       5,073,600
  Kansallis-Osake Pankki, (Finland)...............      Baa1      10.00%       05/01/02           5,000       5,621,000
  National Australia Bank, (Australia)............       A1        6.40%       12/10/07           3,700       3,774,000
  Skandinaviska Enskilda Bank, (Sweden)...........      Baa1       7.50%       03/29/49           5,000       4,941,400
                                                                                                         --------------
                                                                                                             50,567,482
                                                                                                         --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.4%
  Cable & Wire Communications PLC (United
    Kingdom)......................................      Baa1       6.75%       12/01/08           6,400       6,524,160
  Rogers Cablesystems, Inc., (Canada).............      Ba3       10.00%       03/15/05           4,000       4,480,000
  Tele-Communications, Inc.,......................      Ba1        6.34%       02/01/02           3,500       3,584,875
  Tele-Communications, Inc.,......................      Ba1       6.375%       09/15/99           2,750       2,769,332
  Tele-Communications, Inc.,......................      Baa3      10.125%      04/15/22           6,300       9,114,021
                                                                                                         --------------
                                                                                                             26,472,388
                                                                                                         --------------
COMPUTER SOFTWARE & SERVICES -- 0.5%
  Computer Associates International, Inc.,........      Baa1      6.375%       04/15/05           5,300       5,245,092
                                                                                                         --------------
DIVERSIFIED CONSUMER PRODUCT -- 1.3%
  Owens-Illinois, Inc.,...........................      Ba1        7.50%       05/15/10           5,000       5,095,100
  Philip Morris Cos., Inc.,.......................       A2        6.15%       03/15/10          10,000      10,083,000
                                                                                                         --------------
                                                                                                             15,178,100
                                                                                                         --------------
DRUGS & MEDICAL SUPPLIES -- 0.3%
  Mallinckrodt, Inc...............................      Baa2       6.30%       03/15/11           3,500       3,445,969
                                                                                                         --------------
FINANCIAL SERVICES -- 14.3%
  Advanta Corp., M.T.N............................      Ba2        7.25%       08/16/99          10,000       9,920,500
  Aristar, Inc.,..................................      Baa1       7.50%       07/01/99           2,000       2,021,040
  Arkwright Corp.,................................      Baa3      9.625%       08/15/26           5,000       5,980,500
  Associates Corp.,...............................      Aa3        6.95%       11/01/18           8,000       8,524,640
  AT&T Capital Corp,..............................      Baa3       7.50%       11/15/00          10,000      10,122,400
  Calair Capital Corp.,...........................      Ba2       8.125%       04/01/08           3,000       2,933,850
  Chrysler Financial Corp.,.......................       A3        9.50%       12/15/99           5,000       5,196,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B4

DECEMBER 31, 1998

                                                      MOODY'S                                 PRINCIPAL
                                                       RATING     INTEREST     MATURITY        AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)    RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
FINANCIAL SERVICES (CONT'D.)
  Comdisco Inc.,..................................      Baa1       6.32%       11/27/00       $  10,000  $   10,046,600
  Conseco Inc.,...................................      Baa2       6.40%       06/15/01          10,000       9,589,000
  Conseco, Inc.,..................................      Ba2        8.70%       11/15/26           1,600       1,461,808
  Conseco, Inc.,..................................      Ba2       8.796%       04/01/27           8,350       7,634,405
  ContiFinancial Corp.,...........................      Ba1        7.50%       03/15/02          12,900       9,030,000
  ContiFinancial Corp.,...........................      Ba1       8.125%       04/01/08           1,800       1,224,000
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa3       7.00%       06/15/00           9,000       9,038,430
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa3       8.75%       12/15/99           3,000       3,072,210
  Ford Motor Credit Co.,..........................       A1        5.75%       01/25/01           4,000       4,034,640
  General Motors Acceptance Corp.,................       A2        5.75%       11/10/03          10,000      10,077,600
  General Motors Acceptance Corp.,................      Baa1       8.40%       10/15/99           3,700       3,790,613
  Household Finance,..............................       A2        6.50%       11/15/08          23,000      23,805,000
  Interpool Capital Trust,........................      Ba2       9.875%       02/15/27           7,000       5,740,000
  Nationwide CSN Trust,...........................      Aa3       9.875%       02/15/25           5,000       6,267,200
  PT Alatief Freeport Financial Co.,
    (Netherlands).................................      Ba2        9.75%       04/15/01           5,750       4,140,000
  Reliastar Financial Corp.,......................       A3       6.625%       09/15/03           5,000       5,031,000
  Tokai Pfd Capital,..............................      Baa3       9.98%       12/29/49           2,300       1,932,000
                                                                                                         --------------
                                                                                                            160,613,536
                                                                                                         --------------
FOOD & BEVERAGE -- 0.3%
  Whitman Corp.,..................................      Baa2       7.50%       08/15/01           3,000       3,133,320
                                                                                                         --------------
FOREST PRODUCTS -- 2.4%
  Fort James Corp.,...............................      Baa3      6.234%       03/15/01           5,000       5,047,050
  Scotia Pacific Co.,.............................       NR        7.11%       01/20/14           4,100       3,902,216
  Scotia Pacific Co.,.............................       NR        7.71%       01/20/14          12,200      10,929,736
  Westvaco Corp.,.................................       A1        9.75%       06/15/20           5,000       6,703,950
                                                                                                         --------------
                                                                                                             26,582,952
                                                                                                         --------------
HOUSING RELATED -- 0.6%
  American Standard Cos. Inc.,....................      Ba3       7.375%       04/15/05           2,100       2,069,319
  Owens Corning,..................................      Baa3       7.50%       05/01/05           5,000       5,111,050
                                                                                                         --------------
                                                                                                              7,180,369
                                                                                                         --------------
INDUSTRIAL -- 1.6%
  Cendant Corp.,..................................      Baa1       7.75%       12/01/03          15,000      15,160,050
  Compania Sud Americana de Vapores, SA,
    (Chile).......................................       NR       7.375%       12/08/03           3,000       2,692,500
                                                                                                         --------------
                                                                                                             17,852,550
                                                                                                         --------------
INVESTMENT BANKERS -- 5.3%
  Lehman Brothers Holdings, Inc.,.................      Baa1       6.40%       08/30/00           6,450       6,451,612
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,....       NR        5.40%       06/24/03          15,000      14,850,000
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,....      Aa3       6.875%       11/15/18           9,800      10,159,170
  Morgan Stanley, Dean Witter Discover & Co.,
    M.T.N.........................................       A1        6.09%       03/09/11           6,500       6,586,775
  Salomon, Inc.,..................................      Baa1       6.25%       10/01/99           8,000       8,054,320
  Salomon, Inc.,..................................       NR        6.65%       07/15/01           7,000       7,166,320
  Salomon, Inc., M.T.N............................      Baa1       6.59%       02/21/01           3,500       3,567,200
  Salomon, Inc.,..................................      Baa1       7.25%       05/01/01           2,250       2,330,460
                                                                                                         --------------
                                                                                                             59,165,857
                                                                                                         --------------
LEISURE & TOURISM -- 1.2%
  Royal Caribbean Cruises Ltd.,...................      Baa3       7.00%       10/15/07           8,000       8,011,120
  Royal Caribbean Cruises Ltd.,...................      Baa3       7.25%       08/15/06           5,000       5,081,900
                                                                                                         --------------
                                                                                                             13,093,020
                                                                                                         --------------
LODGING -- 1.2%
  ITT Corp.,......................................      Baa2       6.25%       11/15/00           7,000       6,753,180
  ITT Corp.,......................................      Baa2       6.75%       11/15/03           7,000       6,445,810
                                                                                                         --------------
                                                                                                             13,198,990
                                                                                                         --------------
MEDIA -- 7.7%
  News America Holdings, Inc.,....................      Baa3      6.703%       05/21/04          36,000      36,697,320
  Paramount Communications, Inc.,.................      Ba2        7.50%       01/15/02           5,000       5,217,650
  Time Warner, Inc.,..............................      Baa3      6.625%       05/15/29          19,000      19,331,740
  Time Warner, Inc.,..............................      Ba1        8.11%       08/15/06           7,800       8,892,390

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B5

DECEMBER 31, 1998

                                                      MOODY'S                                 PRINCIPAL
                                                       RATING     INTEREST     MATURITY        AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)    RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
MEDIA (CONT'D.)
  Turner Broadcasting System, Inc.,...............      Ba1        7.40%       02/01/04       $  13,500  $   14,477,130
  Viacom, Inc.,...................................      Ba2        7.75%       06/01/05           1,450       1,573,004
                                                                                                         --------------
                                                                                                             86,189,234
                                                                                                         --------------
OIL & GAS -- 1.5%
  B.J. Services Co.,..............................      Ba1        7.00%       02/01/06           5,000       5,174,850
  Occidental Petroleum Corp.,.....................      Baa3      10.125%      11/15/01           5,000       5,466,800
  Occidental Petroleum Corp.,.....................      Baa3      11.125%      08/01/10           5,000       6,526,550
                                                                                                         --------------
                                                                                                             17,168,200
                                                                                                         --------------
OIL & GAS SERVICES -- 3.0%
  K N Energy, Inc.,...............................      Baa2       6.30%       03/01/21          15,000      15,042,150
  R&B Falcon Corp.,...............................      Ba1        6.50%       04/15/03           8,600       7,811,552
  R&B Falcon Corp.,...............................      Ba1        6.75%       04/15/05           7,300       6,278,000
  R&B Falcon Corp.,...............................      Ba1       7.375%       04/15/18           5,750       4,435,493
                                                                                                         --------------
                                                                                                             33,567,195
                                                                                                         --------------
REAL ESTATE INVESTMENT TRUST -- 3.1%
  Camden Property Trust,..........................      Baa2       7.23%       10/30/00           5,000       5,012,000
  Colonial Realty,................................      Baa3       7.00%       07/14/07           1,350       1,294,529
  Equity Residentia,..............................       A3        6.15%       09/15/00          15,000      14,901,000
  ERP Operating, L.P.,............................       A3        6.63%       04/13/05           6,500       6,413,940
  Felcor Suite Hotels, Inc.,......................      Ba1       7.625%       10/01/07           7,900       7,524,750
                                                                                                         --------------
                                                                                                             35,146,219
                                                                                                         --------------
RESTAURANTS -- 0.8%
  Darden Restaurants, Inc.,.......................       A3       7.125%       02/01/16          10,000       9,465,300
                                                                                                         --------------
RETAIL -- 7.2%
  Federated Department Stores, Inc.,..............      Ba1       8.125%       10/15/02           5,250       5,659,133
  Federated Department Stores, Inc.,..............      Ba1        8.50%       06/15/03          10,200      11,250,396
  Kmart Corp.,....................................      Ba2        9.35%       01/02/20           2,000       2,080,000
  Kmart Corp.,....................................      Ba2        9.78%       01/05/20           3,850       4,210,476
  Kroger Co., (The)...............................      Baa3      6.375%       03/01/08           6,600       6,710,220
  Meyer, (Fred) Inc.,.............................      Ba2        7.15%       03/01/03             550         572,209
  Meyer, (Fred) Inc.,.............................      Ba2       7.375%       03/01/05           5,000       5,289,200
  Rite Aid Corp.,.................................       A3        6.70%       12/15/01           4,000       4,102,400
  Saks Inc.,......................................      Baa3       7.25%       12/01/04          11,600      11,641,180
  Saks Inc.,......................................      Baa3       7.50%       12/01/10           8,000       7,999,440
  Saks Inc.,......................................      Baa3       8.25%       11/15/08          11,200      11,872,000
  Sears Roebuk & Co.,.............................       A2        6.50%       12/01/28          10,000       9,815,300
                                                                                                         --------------
                                                                                                             81,201,954
                                                                                                         --------------
TELECOMMUNICATIONS -- 4.5%
  LCI International, Inc.,........................      Ba1        7.25%       06/15/07          10,125      10,251,765
  Qwest Communications International Inc.,........      Ba1        7.50%       11/01/08           5,000       5,200,000
  Sprint Corp.,...................................      Baa1       5.70%       11/15/03          17,000      17,060,690
  Sprint Corp.,...................................      Baa1      6.875%       11/15/28          14,000      14,550,200
  Worldcom Inc,...................................      Baa2      6.125%       08/15/01           3,300       3,352,734
                                                                                                         --------------
                                                                                                             50,415,389
                                                                                                         --------------
UTILITIES -- 8.1%
  Arkla, Inc., M.T.N.,............................      Ba2        9.32%       12/18/00           2,000       2,136,000
  Calenergy Co., Inc.,............................      Ba1        6.96%       09/15/03           8,000       8,142,640
  Calenergy Co., Inc.,............................      BA1        7.23%       09/15/05           5,000       5,151,300
  Calenergy Co., Inc.,............................      Ba1        8.48%       09/15/28          10,000      11,055,300
  Cogentrix Energy, Inc.,.........................      Ba1        8.75%       10/15/08          10,000      10,625,000
  Commonwealth Edison Co.,........................      Baa3      7.625%       01/15/07           7,525       8,313,846
  Connecticut Light & Power Company,..............      Ba2        7.75%       06/01/02           5,685       5,897,164
  El Paso Electric Company,.......................      Ba2        7.75%       05/01/01           5,850       6,070,487
  El Paso Electric Company,.......................      Ba3        9.40%       05/01/11           4,000       4,588,240
  Niagara Mohawk Power,...........................      Ba3       6.875%       04/01/03           4,000       4,138,800
  Niagara Mohawk Power,...........................      Ba2       7.375%       08/01/03           8,000       8,455,280
  Niagara Mohawk Power,...........................      Baa2       8.00%       06/01/04           5,000       5,459,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B6

DECEMBER 31, 1998

                                                      MOODY'S                                 PRINCIPAL
                                                       RATING     INTEREST     MATURITY        AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)    RATE          DATE           (000)       (NOTE 2)
                                                    ------------  ------   -----------------  ---------  --------------
UTILITIES (CONT'D.)
  Pennsylvania Power & Light Co.,.................       A2       9.375%       07/01/21       $   1,150  $    1,286,781
  Texas Utilities,................................      Baa3       5.94%       10/15/01          10,000      10,058,300
                                                                                                         --------------
                                                                                                             91,378,438
                                                                                                         --------------
WASTE MANAGEMENT -- 0.2%
  USA Waste Service,..............................      Baa3      6.125%       07/15/01           2,000       2,012,400
                                                                                                         --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.1%
  Federal Farm Credit Bank,.......................                 8.65%       10/01/99             150         154,008
  Resolution Funding Corp.,.......................                 Zero        10/15/15          17,100       6,621,120
  Resolution Funding Corp.,.......................                8.125%       10/15/19             700         914,263
  Resolution Funding Corp.,.......................                8.625%       01/15/21             200         275,718
  Small Business Administration Participation
    Certicates,...................................                 6.00%       09/01/18          15,000      15,305,550
  United States Treasury Bond,....................                5.375%       07/31/00           5,200       5,256,888
  United States Treasury Note,....................                 4.75%       11/15/08           1,500       1,511,715
  United States Treasury Note,....................                5.375%       02/15/01           3,200       3,248,992
  United States Treasury Note,....................                 5.50%       08/15/28           2,000       2,093,440
  United States Treasury Note,....................                 5.75%       08/15/03           4,000       4,176,880
  United States Treasury Note,....................                5.875%       11/15/05           5,400       5,760,288
  United States Treasury Note,....................                 6.00%       08/15/00           6,600       6,736,092
  United States Treasury Note,....................                 6.50%       05/15/05           3,600       3,945,384
  United States Treasury Note,....................                 6.50%       11/15/26          80,000      93,024,800
  United States Treasury Note,....................                6.625%       07/31/01           4,200       4,400,802
  United States Treasury Note,....................                7.125%       09/30/99           3,500       3,562,335
  United States Treasury Note,....................                 7.50%       02/15/05           1,300       1,488,500
                                                                                                         --------------
                                                                                                            158,476,775
                                                                                                         --------------
U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES -- 0.7%
  Federal National Mortgage Association,..........                 9.00%   10/01/16-09/01/21        388         410,024
  Government National Mortgage Association,.......                 7.50%   05/20/02-02/15/26      7,091       7,308,344
                                                                                                         --------------
                                                                                                              7,718,368
                                                                                                         --------------
FOREIGN GOVERNMENT BONDS -- 0.7%
  Republic of Panama, (Panama)....................       NR       7.875%       02/13/02           8,000       7,720,000
                                                                                                         --------------
TOTAL LONG-TERM BONDS (COST $1,052,032,111)............................................................   1,066,099,086
                                                                                                         --------------
                                                                                               SHARES
                                                                                              ---------
PREFERRED STOCK -- 0.9%
  Centaur Funding (cost $10,022,865)........................................................     75,000      10,377,000
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,062,054,976)................................................................................   1,076,476,086
                                                                                                         --------------
                                                                                              PRINCIPAL
                                                                                               AMOUNT
SHORT-TERM INVESTMENTS -- 2.8%                                                                  (000)
                                                                                              ---------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account
    (cost $31,305,000; Note 5)....................                4.693%       01/04/99          31,305      31,305,000
                                                                                                         --------------
TOTAL INVESTMENTS -- 98.7%
  (cost $1,093,359,976; Note 6)........................................................................   1,107,781,086
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%..........................................................      14,792,617
                                                                                                         --------------
NET ASSETS -- 100.0%...................................................................................  $1,122,573,703
                                                                                                         --------------
                                                                                                         --------------

The following abbreviations are used in portfolio descriptions:
  L.P.  Limited Partnership
M.T.N.  Medium Term Note
  PLC   Public Limited Company (British Corporation)
  SA    Sociedad Anonima (Spanish Coporation) or Societe Anonyme (French
        Corporation)
  NR    Not Rated by Moody's or Standard & Poors

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B7

                          GOVERNMENT INCOME PORTFOLIO
DECEMBER 31, 1998


LONG-TERM INVESTMENTS -- 92.7%                                                          PRINCIPAL
                                                     INTEREST           MATURITY         AMOUNT           VALUE
LONG-TERM BONDS                                        RATE               DATE            (000)          (NOTE 2)
                                                    -----------   --------------------  ---------     --------------
ASSET-BACKED SECURITIES -- 2.3%
  Team Fleet Financing Corp.......................        7.350%        05/15/03        $  10,000     $   10,276,563
                                                                                                      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
  Westpac Securitisation Trust, Ser. 1998-1G
    (Australia)...................................        5.483%        07/19/29            6,280(a)       6,229,427
                                                                                                      --------------
CORPORATE -- 1.9%
  Merck & Co., Inc................................        5.760%        05/03/37            8,000          8,340,000
                                                                                                      --------------
MORTGAGE PASS-THROUGHS -- 11.1%
  Federal Home Loan Mortgage Corp., ARM...........        7.629%        06/01/25            3,468          3,489,476
  Federal National Mortgage Association...........        7.500%  02/01/02 - 05/01/10      15,810         16,249,210
  Federal National Mortgage Association...........        8.000%  03/01/22 - 05/01/26       1,110          1,150,114
  Federal National Mortgage Association...........        9.000%  02/01/25 - 04/01/25       5,877          6,219,881
  Government National Mortgage Association........        7.500%  12/15/25 - 02/15/26      14,756         15,213,981
  Government National Mortgage Association........        8.000%  09/15/23 - 12/15/24       6,633          6,899,974
                                                                                                      --------------
                                                                                                          49,222,636
                                                                                                      --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 76.0%
  Federal Farm Credit Bank........................        5.900%        01/10/05            5,000          5,147,650
  Federal Home Loan Bank..........................        5.750%        10/15/07           15,000         15,810,000
  Federal Home Loan Mortgage Corp.,...............        7.360%        06/05/07           15,000         15,796,800
  Federal National Mortgage Association...........     Zero       10/08/24 - 10/08/27      45,779          9,640,633
  Federal National Mortgage Association...........        5.860%        08/20/03           12,374         12,534,491
  Federal National Mortgage Association...........        6.060%        05/21/03           30,000         30,515,700
  Israel AID......................................     Zero             03/15/06           18,272         12,803,190
  Israel AID......................................     Zero             08/15/09           20,000         11,530,800
  Resolution Funding Corp.........................        8.125%        10/15/19            4,200          5,485,578
  Small Business Administration Participation
    Certificates..................................        6.000%        09/01/18            8,000          8,162,960
  Small Business Administration Participation
    Certificates..................................        7.200%        10/01/16           18,387         19,673,778
  Small Business Administration Participation
    Certificates..................................        6.850%        07/01/17            4,784          5,035,297
  Small Business Administration Participation
    Certificates..................................        7.150%        01/01/17           18,034         19,309,360
  United States Treasury Bonds....................        8.125%        08/15/19           61,100         81,597,217
  United States Treasury Bonds....................        8.125%        08/15/21            4,000          5,405,000
  United States Treasury Bonds....................       11.750%        02/15/10           37,000         50,273,750
  United States Treasury Notes....................        4.250%        11/15/03           17,200         16,979,668
  United States Treasury Notes....................        4.750%        11/15/08            3,000          3,023,430
  United States Treasury Notes....................        5.250%        08/15/03            4,300          4,409,521
  United States Treasury Notes....................        7.875%        11/15/04            3,000          3,475,770
                                                                                                      --------------
                                                                                                         336,610,593
                                                                                                      --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $392,763,629)............................................................................        410,679,219
                                                                                                      --------------

SHORT-TERM INVESTMENTS -- 5.9%
REPURCHASE AGREEMENT -- 0.4%
  Joint Repurchase Agreement Account (Note 5).....        4.693%        01/04/99            1,692          1,692,000
                                                                                                      --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 5.5%
  United States Treasury Notes....................        7.750%        12/31/99           24,000         24,716,160
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $25,734,584).............................................................................         26,408,160
                                                                                                      --------------
TOTAL INVESTMENTS -- 98.6%
  (cost $418,498,213; Note 6)....................................................................        437,087,379
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%....................................................          6,124,575
                                                                                                      --------------
NET ASSETS -- 100.0%.............................................................................     $  443,211,954
                                                                                                      --------------
                                                                                                      --------------

The following abbreviations are used in portfolio descriptions:
  AID   Agency for International Development
  ARM   Adjustable Rate Mortgage

(a)  US$ Denominated Foreign Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B8

                        ZERO COUPON BOND 2000 PORTFOLIO
DECEMBER 31, 1998


LONG-TERM INVESTMENTS -- 99.9%                                         PRINCIPAL
                                                    INTEREST MATURITY   AMOUNT        VALUE
LONG-TERM BONDS                                      RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
  Federal National Mortgage Association...........   Zero    01/24/02  $   7,777  $    6,679,743
  Federal National Mortgage Association...........   Zero    07/24/02      4,527       3,777,193
  United States Treasury Bonds....................   Zero    11/15/00     28,575      26,254,996
  United States Treasury Bonds....................   Zero    02/15/02      3,950       3,418,488
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $38,202,550)............................................................      40,130,420
                                                                                  --------------

SHORT-TERM INVESTMENT -- 0.3%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account..............  4.693%   01/04/99        121         121,000
                                                                                  --------------
    (cost $121,000; Note 5)
TOTAL INVESTMENTS -- 100.2%
  (cost $38,323,550; Note 6)....................................................      40,251,420
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).................................         (71,777)
                                                                                  --------------
NET ASSETS -- 100.0%............................................................  $   40,179,643
                                                                                  --------------
                                                                                  --------------
                                ZERO COUPON BOND 2005 PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 100.0%

LONG-TERM BONDS
U.S. GOVERNMENT & AGENCY OBLIGATIONS
  Federal National Mortage Association............   Zero    01/24/05  $   1,400  $    1,030,092
  Federal National Mortgage Association...........   Zero    01/24/06      2,320       1,620,381
  Financing Corp..................................   Zero    03/07/04      3,350       2,598,494
  Financing Corp..................................   Zero    11/11/05        425         301,346
  Financing Corp..................................   Zero    08/08/07      2,070       1,313,291
  Resolution Funding Corp.........................   Zero    07/15/07      4,350       2,842,725
  United States Treasury Bond.....................   Zero    11/15/04      7,600       5,756,848
  United States Treasury Bond.....................   Zero    05/15/05     17,640      13,053,071
  United States Treasury Bond.....................   Zero    08/15/05      8,700       6,361,353
  United States Treasury Bond.....................   Zero    11/15/05      2,000       1,442,920
  United States Treasury Bond.....................   Zero    02/15/06      7,000       4,981,270
  United States Treasury Bond.....................   Zero    05/15/06      6,000       4,216,320
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $40,004,501)............................................................      45,518,111
                                                                                  --------------

SHORT-TERM INVESTMENT -- 0.2%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account (cost
    $66,000; Note 5)..............................  4.693%   01/04/99         66          66,000
                                                                                  --------------
TOTAL INVESTMENTS -- 100.2%
  (cost $40,070,501; Note 6)....................................................      45,584,111
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).................................         (80,677)
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $   45,503,434
                                                                                  --------------
                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B9

                        CONSERVATIVE BALANCED PORTFOLIO
December 31, 1998

LONG-TERM INVESTMENTS -- 94.3%

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS -- 54.9%                                      (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
AEROSPACE -- 1.3%
  Raytheon Co.,
    5.95%, 03/15/01...............................      Baa1      $  16,400  $   16,543,992
    6.00%, 12/15/10...............................      Baa1         20,000      20,000,000
    6.40%, 12/15/18...............................      Baa1         25,000      24,812,500
                                                                             --------------
                                                                                 61,356,492
                                                                             --------------
AIRLINES -- 3.3%
  Continental Airlines, Inc.,
    8.00%, 12/15/05...............................      Ba2           5,000       4,940,500
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      25,019,000
    10.375%, 02/01/11.............................      Ba1          37,905      48,392,555
  United Airlines, Inc.,
    10.67%, 05/01/04..............................      Baa3         46,865      55,450,668
    11.21%, 05/01/14..............................      Baa3         18,433      24,206,216
                                                                             --------------
                                                                                158,008,939
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.7%
  California Infrastructure,
    6.14%, 03/25/02...............................      Aaa           5,500       5,517,930
    6.17%, 03/25/03...............................      Aaa           6,000       6,073,560
    6.28%, 09/25/05...............................      Aaa           7,000       7,167,160
  Standard Credit Card Master Trust,
    5.95%, 10/07/04...............................      Aaa           4,650       4,718,262
  Team Financing Corp.,
    7.35%, 05/15/03...............................      Aa2          11,000      11,304,219
                                                                             --------------
                                                                                 34,781,131
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 3.3%
  Bank of Nova Scotia,
    6.50%, 07/15/07...............................       A1           7,200       7,250,256
  Bayerische Landesbank Girozentrale,
    5.875%, 12/01/08..............................      Aaa          22,000      22,492,800
  Capital One Bank,
    6.97%, 02/04/02...............................      Baa3         25,000      25,007,250
    7.08%, 10/30/01...............................      Baa3         35,100      35,295,507
    7.35%, 06/20/00...............................      Baa3          8,100       8,162,208
    8.125%, 03/01/00..............................      Baa3         13,150      13,341,069
  Citigroup,
    6.375%, 11/15/08..............................       A1          17,500      18,094,475
  Kansallis-Osake-Pankki, (Finland),
    8.65%, 01/01/49...............................      Baa1         10,000      10,147,200
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1          14,000      14,280,000
  Okobank, (Finland),
    6.75%, 09/27/49...............................       A3           6,250       6,243,750
                                                                             --------------
                                                                                160,314,515
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.3%
  Cable & Wire Communications, Inc.,
    6.75%, 12/01/08...............................      Baa1         17,000      17,329,800
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Ba2           5,545       5,881,914

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CABLE & PAY TELEVISION SYSTEMS (CONT'D.)
  Tele-Communications, Inc.,
    6.34%, 02/01/02...............................      Ba1       $  12,000  $   12,291,000
    7.375%, 02/15/00..............................      Ba1          40,700      41,585,225
    8.25%, 01/15/03...............................      Baa3          2,000       2,194,800
    9.25%, 04/15/02...............................      Baa3          9,500      10,563,525
    9.875%, 06/15/22..............................      Baa3         12,900      18,288,975
                                                                             --------------
                                                                                108,135,239
                                                                             --------------
COMMERCIAL SERVICES -- 0.8%
  Cendant Corp.,
    7.75%, 12/01/03...............................      Baa1         39,000      39,416,130
                                                                             --------------
COMPUTERS SOFTWARE & SERVICES -- 0.6%
  Computer Associates International, Inc.,
    6.375%, 04/15/05..............................      Baa1         14,300      14,151,852
  Qwest Comm,
    7.25%, 11/01/08...............................      Ba1           8,000       8,180,000
  Worldcom Inc,
    6.125%, 08/15/01..............................      Baa2          6,700       6,807,066
                                                                             --------------
                                                                                 29,138,918
                                                                             --------------
CONSULTING -- 2.6%
  Comdisco Inc., M.T.N.,
    5.94%, 04/13/00...............................      Baa1         12,500      12,468,750
    6.32%, 11/27/00...............................      Baa1         37,750      37,925,915
    6.375%, 11/30/01..............................      Baa1         21,500      21,593,095
    6.65%, 11/13/01...............................      Baa1         50,000      50,385,000
                                                                             --------------
                                                                                122,372,760
                                                                             --------------
CONSUMER SERVICES -- 0.3%
  Loewen Group, Inc.,
    7.20%, 06/01/03...............................      Ba3          10,000       8,400,000
    7.60%, 06/01/08...............................      Ba3           3,400       2,686,000
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,588,375
                                                                             --------------
                                                                                 13,674,375
                                                                             --------------
CONTAINERS -- 0.6%
  Owens-Illinois, Inc.,
    7.15%, 05/15/05...............................      Ba1          30,000      30,066,300
    7.50%, 05/15/10...............................      Ba1             800         815,216
                                                                             --------------
                                                                                 30,881,516
                                                                             --------------
DRUGS & MEDICAL SUPPLIES -- 0.5%
  Mallinckrodt, Inc.,
    6.30%, 03/15/11(a)............................      Baa2         16,780      16,520,958
  Merck & Co Inc.,
    5.95%, 12/01/28...............................      Aaa          10,000       9,982,500
                                                                             --------------
                                                                                 26,503,458
                                                                             --------------
ELECTRICAL -- 0.3%
  Enersis Sa,
    6.90%, 12/01/06...............................      Baa1         10,000       9,182,000
    7.40%, 12/01/16...............................      Baa1          6,400       5,267,200
                                                                             --------------
                                                                                 14,449,200
                                                                             --------------
FINANCIAL SERVICES -- 13.2%
  Advanta Corp., M.T.N.,
    7.50%, 08/28/00...............................      Ba2          35,000      32,866,400
  Arkwright Corp.,
    9.625%, 08/15/26..............................      Baa3          8,000       9,568,800
  Associates Corp.,
    6.25%, 11/01/08...............................      Aa3          21,000      21,745,920
    6.95%, 11/01/18...............................      Aa3          24,000      25,573,920

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B10

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FINANCIAL SERVICES (CONT'D.)
  AT&T Capital Corp, M.T.N.,
    6.25%, 05/15/01...............................      Baa3      $  35,500  $   35,016,845
    7.50%, 11/15/00...............................      Baa3         47,000      47,575,280
  BCH Financial Services
    5.72%, 04/28/05...............................       A3          10,000       9,933,200
  Bear Stearns & Co,
    6.50%, 07/05/00...............................       A2          20,000      20,203,400
  Conseco Inc.,
    6.80%, 06/15/05...............................      Baa3         13,000      11,801,400
    8.70%, 11/15/26...............................      Ba2          29,813      27,237,594
    8.796%, 04/01/27..............................      Ba2           7,500       6,857,250
  ContiFinancial Corp.,
    7.50%, 03/15/02...............................      Ba1          31,300      21,910,000
    8.375%, 08/15/03..............................      Ba1          16,085      11,259,500
  Donaldson Lufkin, & Jenrette Inc.,
    5.625%, 02/15/16..............................      Baa1          5,480       5,415,117
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         11,200      11,226,992
    6.95%, 03/01/04...............................      Baa2         17,500      17,663,100
    7.00%, 06/15/00...............................      Baa3         23,000      23,098,210
    7.50%, 06/15/03...............................      Baa3          5,000       5,158,900
  First Industrial, L.P.,
    6.50%, 04/05/11...............................      Baa2          9,000       8,864,730
  General Motors Acceptance Corp., M.T.N.,
    5.95%, 04/20/01...............................       A2          30,300      30,542,400
  Household Finance Corp.,
    6.50%, 11/15/08...............................       A2          72,000      74,520,000
  Lehman Brothers Holdings, Inc.,
    6.33%, 08/01/00...............................      Baa1         17,200      17,317,476
    6.40%, 08/30/00...............................      Baa1         21,700      21,705,425
  MCN Investment Corp.,
    6.30%, 04/02/11...............................      Baa2          8,250       8,194,725
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,
    6.875%, 11/15/18..............................      Aa3          16,900      17,519,385
  Morgan Stanley Dean Witter & Co., M.T.N.,
    5.89%, 03/20/00...............................       A1          20,000      20,140,800
    6.09%, 03/09/11...............................       A1          21,000      21,280,350
  PaineWebber Group, Inc.,
    7.015%, 02/10/04..............................      Baa1          6,000       6,288,840
    7.625%, 10/15/08..............................      Baa1          5,000       5,387,250
  PT Alatief Freeport Financial Co., Sr. Notes,
    (Netherlands),
    9.75%, 04/15/01 (b)/(c).......................      Ba2           8,950       6,444,000
  Salomon, Inc.,
    6.59%, 02/21/01...............................      Baa1          9,750       9,937,200
    6.75%, 02/15/03...............................      Baa1          5,000       5,137,450
    7.25%, 05/01/01...............................      Baa1          8,625       8,933,430
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          26,319      26,369,655
                                                                             --------------
                                                                                632,694,944
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------

FOREST PRODUCTS -- 0.4%
  Fort James Corp.,
    6.234%, 03/15/11..............................      Baa3      $  17,500  $   17,664,675
                                                                             --------------
INDUSTRIAL -- 2.5%
  Compania Sud Americana de Vapores, S.A.,
    (Chile),
    7.375%, 12/08/03..............................      Baa           7,600       6,821,000
  Scotia Pacific Co.,
    7.11%, 01/20/14...............................       A3           7,900       7,518,904
    7.71%, 01/20/14...............................      Baa2         23,800      21,321,944
  Security Capital Group,
    6.95%, 06/15/05...............................      Baa1          4,500       4,297,500
  U.S. Filter Corp.,
    6.375%, 05/15/01..............................      Ba1          60,090      59,445,835
    6.50%, 05/15/03...............................      Ba1          20,000      19,481,800
                                                                             --------------
                                                                                118,886,983
                                                                             --------------
LODGING -- 0.9%
  ITT Corp.,
    6.25%, 11/15/00...............................      Ba1          23,703      22,867,232
    6.75%, 11/15/03...............................      Baa2         21,500      19,797,845
                                                                             --------------
                                                                                 42,665,077
                                                                             --------------
MEDIA -- 1.1%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           6,425       6,704,680
  Time Warner, Inc.,
    6.10%, 12/30/01...............................      Ba1          27,650      27,926,500
    8.11%, 08/15/06...............................      Ba1           1,500       1,710,075
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2          13,775      14,943,533
                                                                             --------------
                                                                                 51,284,788
                                                                             --------------
MISCELLANEOUS -- 0.1%
  Tokai Pfd Capital,
    9.98%, 12/29/49...............................       A3           4,700       3,948,000
                                                                             --------------
OIL & GAS -- 0.3%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,139,880
  Petro Canada,
    7.00%, 11/15/28...............................       A3          10,000       9,861,200
                                                                             --------------
                                                                                 14,001,080
                                                                             --------------
OIL & GAS SERVICES -- 3.7%
  KN Energy, Inc.,
    6.30%, 03/01/21...............................      Baa2         27,550      27,627,416
    6.45%, 11/30/01...............................      Baa2         18,000      18,009,000
  R&B Falcon Corp.
    6.50%, 04/15/03...............................      Ba1          44,350      40,283,992
    6.75%, 04/15/05...............................      Ba1          28,750      24,725,000
  Seagull Energy Co.,
    7.50%, 09/15/27...............................      Ba1           8,000       7,165,360
  Williams Companies, Inc.,
    5.95%, 02/15/10...............................      Baa2         59,000      59,064,900
                                                                             --------------
                                                                                176,875,668
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 3.5%
  Camden Prop Trst,
    7.23%, 10/30/00...............................      Baa2         22,000      22,052,800
  Colonial Realty,
    7.00%, 07/14/07...............................      Baa3          4,250       4,075,368

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B11

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REAL ESTATE INVESTMENT TRUST (CONT'D.)
  EOP Operating, L.P.,
    6.50%, 06/15/04...............................      Baa1      $   6,000  $    5,900,400
    6.625%, 02/15/05..............................      Baa          17,938      17,583,366
  Equity Residential,
    6.15%, 09/15/00...............................       A3          45,000      44,703,000
  ERP Operating, L.P.,
    6.63%, 04/13/15...............................       A3          22,400      22,103,424
  Felcor Suite Hotels, Inc.,
    7.625%, 10/01/07..............................      Ba1           8,000       7,620,000
  Gables Realty Trust,
    6.80%, 03/15/05...............................      Baa2          7,500       7,157,175
  Simon Debartolo Group, Inc.,
    6.75%, 06/15/05...............................      Baa1         17,500      16,969,750
    6.75%, 07/15/04...............................      Baa1          8,000       7,897,520
    6.875%, 10/27/05..............................      Baa1         14,858      14,539,296
                                                                             --------------
                                                                                170,602,099
                                                                             --------------
RETAIL -- 4.3%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1          41,030      44,227,468
    8.50%, 06/15/03...............................      Ba1          32,400      35,736,552
  Fred Meyer, Inc.,
    7.15%, 03/01/03...............................      Ba2          12,400      12,900,712
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           5,000       5,128,000
  Safeway Stores Inc.,
    5.75%, 11/15/00...............................      Baa2          6,000       6,012,000
    6.05%, 11/15/03...............................      Baa2         12,000      12,082,320
  Saks Inc.,
    7.25%, 12/01/04...............................      Baa3         20,900      20,974,195
    7.50%, 12/01/10...............................      Baa3         22,500      22,498,425
    8.25%, 11/15/08...............................      Baa3         30,900      32,754,000
  Sears Roebuk & Co.,
    6.50%, 12/01/28...............................       A2          16,000      15,704,480
                                                                             --------------
                                                                                208,018,152
                                                                             --------------
TECHNOLOGY -- 0.7%
  Time Warner Inc,
    6.625%, 05/15/29..............................      Baa3         33,000      33,576,180
                                                                             --------------
TELECOMMUNICATIONS -- 2.0%
  360 Communication Co.,
    7.125%, 03/01/03..............................      Ba2          22,550      23,863,538
    7.60%, 04/01/09...............................      Ba1           7,000       7,932,750
  Sprint Cap Corp.,
    5.70%, 11/15/03...............................      Baa1         11,000      11,039,270
    6.125%, 11/15/08..............................      Baa1         25,000      25,545,750
    6.875%, 11/15/28..............................      Baa1         24,500      25,462,850
                                                                             --------------
                                                                                 93,844,158
                                                                             --------------
TOBACCO -- 1.3%
  Philip Morris Cos., Inc.,
    6.15%, 03/15/10...............................       A2          40,000      40,332,000
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          6,900       6,962,584
    9.25%, 08/15/13...............................      Baa3         13,571      13,953,159
                                                                             --------------
                                                                                 61,247,743
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
UTILITIES -- 0.5%
  Commonwealth Edison Co.,
    7.375%, 01/15/04..............................      Baa3      $  14,000  $   14,930,300
  Niagara Mohawk Power,
    7.375%, 08/01/03..............................      Ba2          10,000      10,569,100
                                                                             --------------
                                                                                 25,499,400
                                                                             --------------
WASTE MANAGEMENT -- 0.2%
  USA Waste Service,
    6.125%, 07/15/01..............................      Baa3         10,000      10,062,000
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.6%
  United States Treasury Bond,
    8.00%, 11/15/21...............................                   55,300      73,937,759
  United States Treasury Notes,
    4.75%, 11/15/08...............................                    8,600       8,667,166
    5.50%, 08/15/28...............................                   36,075      37,760,424
    5.75%, 08/15/03...............................                    3,900       4,072,458
    5.875%, 11/15/05..............................                    2,200       2,346,784
    6.375%, 08/15/27..............................                   27,000      31,032,990
    7.50%, 02/15/05...............................                      900       1,030,500
    7.875%, 11/15/04..............................                    3,000       3,475,770
  United States Treasury Strip,
    6.50%, 05/15/05...............................                   10,150      11,123,791
                                                                             --------------
                                                                                173,447,642
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,694,909,653)....................................................   2,633,351,262
                                                                             --------------

COMMON STOCKS -- 38.7%                                           SHARES
                                                              -------------
AEROSPACE -- 0.6%
  Aeroquip-Vickers, Inc.....................................          4,400           131,725
  AlliedSignal, Inc.........................................         88,300         3,912,794
  Boeing Co.................................................        156,500         5,105,812
  GenCorp, Inc..............................................         98,400         2,453,850
  General Dynamics Corp.....................................         19,700         1,154,912
  Goodrich (B.F.) Co........................................         11,300           405,387
  Litton Industries, Inc.(b)................................         77,600         5,063,400
  Lockheed Martin Corp......................................         30,400         2,576,400
  Northrop Grumman Corp.....................................         10,500           767,812
  Parker-Hannifin Corp......................................         60,625         1,985,469
  Raytheon Co. (Class "B" Stock)............................         52,900         2,816,925
  United Technologies Corp..................................         36,500         3,969,375
                                                                             ----------------
                                                                                   30,343,861
                                                                             ----------------
AIRLINES -- 0.4%
  AMR Corp.(b)..............................................        183,600        10,901,250
  Delta Air Lines, Inc......................................         23,400         1,216,800
  Southwest Airlines Co.....................................         51,900         1,164,506
  US Airways Group, Inc.(b).................................        128,200         6,666,400
                                                                             ----------------
                                                                                   19,948,956
                                                                             ----------------
APPAREL -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock)(b)..............         84,100         1,161,631
  Nike, Inc. (Class "B" Stock)..............................         45,500         1,845,594
  Phillips-Van Heusen Corp..................................         94,700           680,656
  Reebok International Ltd..................................          8,800           130,900
                                                                             ----------------
                                                                                    3,818,781
                                                                             ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B12

DECEMBER 31, 1998

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------
AUTOS - CARS & TRUCKS -- 1.0%
  Cummins Engine Co., Inc...................................          6,000  $        213,000
  DaimlerChrysler AG........................................         80,071         7,691,820
  Dana Corp.................................................         25,600         1,046,400
  Ford Motor Co.............................................        281,900        16,544,006
  General Motors Corp.......................................        213,000        15,242,813
  Genuine Parts Co..........................................         28,000           936,250
  Johnson Controls, Inc.....................................         13,200           778,800
  MascoTech, Inc............................................         94,400         1,616,600
  Midas, Inc................................................         22,100           687,862
  Navistar International Corp.(b)...........................         11,300           322,050
  PACCAR, Inc...............................................         12,200           501,725
  Titan International, Inc..................................        101,250           961,875
  TRW, Inc..................................................         19,300         1,084,419
                                                                             ----------------
                                                                                   47,627,620
                                                                             ----------------
BANKS AND SAVINGS & LOANS -- 2.2%
  Banc One Corp.............................................        183,772         9,383,858
  Bank of New York Co., Inc.................................        118,000         4,749,500
  BankAmerica Corp..........................................        271,761        16,339,630
  BankBoston Corp...........................................         45,600         1,775,550
  Bankers Trust Corp........................................         15,300         1,307,194
  BB&T Corp.................................................         44,600         1,797,937
  Chase Manhattan Corp......................................        133,600         9,093,150
  Comerica, Inc.............................................         24,700         1,684,231
  First Union Corp..........................................        151,500         9,213,094
  Fleet Financial Group, Inc................................         87,000         3,887,812
  Golden West Financial Corp................................          8,900           816,019
  Huntington Bancshares, Inc................................         33,000           992,062
  KeyCorp...................................................         68,800         2,201,600
  Mellon Bank Corp..........................................         39,900         2,743,125
  Mercantile Bancorporation, Inc............................         22,700         1,047,037
  Morgan (J.P.) & Co., Inc..................................         27,800         2,920,737
  National City Corp........................................         51,400         3,726,500
  Northern Trust Corp.......................................         17,500         1,527,969
  PNC Bank Corp.............................................         47,800         2,587,175
  Providian Financial Corp..................................         22,350         1,676,250
  Regions Financial Corp....................................         30,000         1,209,375
  Republic New York Corp....................................         17,100           779,119
  Summit Bancorp............................................         27,600         1,205,775
  Suntrust Banks, Inc.......................................         33,000         2,524,500
  Synovus Financial Corp....................................         41,150         1,003,031
  U.S. Bancorp..............................................        115,300         4,093,150
  Union Planters Corp.......................................         17,000           770,312
  Wachovia Corp.............................................         32,300         2,824,231
  Wells Fargo & Co..........................................        251,300        10,036,294
                                                                             ----------------
                                                                                  103,916,217
                                                                             ----------------
BUSINESS SERVICES -- 0.1%
  Equifax, Inc..............................................         23,500           803,406
  Omnicom Group, Inc........................................         25,400         1,473,200
                                                                             ----------------
                                                                                    2,276,606
                                                                             ----------------

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------

CHEMICALS -- 0.7%
  Air Products & Chemicals, Inc.............................         36,900  $      1,476,000
  Dow Chemical Co...........................................         35,500         3,228,281
  Du Pont (E.I.) de Nemours & Co............................        177,200         9,402,675
  Eastman Chemical Co.......................................         12,300           550,425
  Engelhard Corp............................................         22,600           440,700
  Ferro Corp................................................        134,900         3,507,400
  FMC Corp.(b)..............................................          5,400           302,400
  Grace (W.R.) & Co.........................................         11,600           181,975
  Great Lakes Chemical Corp.................................          9,400           376,000
  Hercules, Inc.............................................         15,100           413,362
  Millennium Chemicals, Inc.(b).............................        146,527         2,912,224
  Monsanto Co...............................................         92,900         4,412,750
  Morton International, Inc.................................         20,400           499,800
  Nalco Chemical Co.........................................         10,400           322,400
  OM Group, Inc.............................................         63,300         2,310,450
  Praxair, Inc..............................................         24,700           870,675
  Raychem Corp..............................................         13,300           429,756
  Rohm & Haas Co............................................         28,800           867,600
  Sigma-Aldrich Corp........................................         15,700           461,187
  Union Carbide Corp........................................         19,300           820,250
                                                                             ----------------
                                                                                   33,786,310
                                                                             ----------------
COMMERCIAL SERVICES -- 0.1%
  Cendant Corp.(b)..........................................        129,900         2,476,219
  Deluxe Corp...............................................         12,700           464,344
  Moore Corp. Ltd...........................................         13,900           152,900
                                                                             ----------------
                                                                                    3,093,463
                                                                             ----------------
COMPUTER SERVICES -- 2.4%
  3Com Corp.(b).............................................         55,500         2,487,094
  Adobe Systems, Inc........................................         10,800           504,900
  America Online, Inc.(b)...................................         10,500         1,680,000
  Autodesk, Inc.............................................          7,300           311,619
  Automatic Data Processing, Inc............................         46,800         3,752,775
  BMC Software, Inc.(b).....................................         31,000         1,381,437
  Cabletron Systems, Inc.(b)................................         24,800           207,700
  Ceridian Corp.(b).........................................         11,300           788,881
  Cisco Systems, Inc.(b)....................................        241,100        22,377,094
  Computer Associates International, Inc....................         85,500         3,644,437
  Computer Sciences Corp.(b)................................         24,400         1,572,275
  Electronic Data Systems Corp..............................         76,000         3,819,000
  EMC Corp.(b)..............................................         77,700         6,604,500
  First Data Corp...........................................         67,000         2,123,062
  Microsoft Corp.(b)........................................        383,300        53,158,919
  Novell, Inc.(b)...........................................         55,000           996,875
  Oracle Corp.(b)...........................................        154,100         6,645,562
  Parametric Technology Corp.(b)............................         40,200           658,275
  Peoplesoft, Inc...........................................         30,000           568,125
  Silicon Graphics, Inc.(b).................................         29,400           378,525
  Unisys Corp...............................................         39,100         1,346,506
                                                                             ----------------
                                                                                  115,007,561
                                                                             ----------------
COMPUTERS -- 1.5%
  Apple Computer, Inc.(b)...................................         20,800           851,500
  Compaq Computer Corp......................................        258,789        10,852,964
  Data General Corp.(b).....................................          7,600           124,925
  Dell Computer Corp.(b)....................................        196,300        14,366,706
  Gateway 2000, Inc.(b).....................................         24,300         1,243,856
  Hewlett-Packard Co........................................        162,900        11,128,106
  International Business Machines Corp......................        144,700        26,733,325
  Seagate Technology, Inc.(b)...............................         37,900         1,146,475
  Sun Microsystems, Inc.(b).................................         59,100         5,060,437
                                                                             ----------------
                                                                                   71,508,294
                                                                             ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B13

DECEMBER 31, 1998

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------
CONSTRUCTION -- 0.2%
  Centex Corp...............................................          9,300  $        419,081
  Fluor Corp................................................         13,100           557,569
  Foster Wheeler Corp.......................................          6,400            84,400
  Oakwood Homes Corp........................................        139,300         2,115,619
  Pulte Corp................................................          6,600           183,562
  Standard Pacific Corp.....................................        154,000         2,175,250
  Webb (Del E.) Corp........................................        140,300         3,867,019
                                                                             ----------------
                                                                                    9,402,500
                                                                             ----------------
CONTAINERS -- 0.1%
  Ball Corp.................................................          4,700           215,025
  Bemis Co., Inc............................................          8,300           314,881
  Crown Cork & Seal Co., Inc................................         20,100           619,331
  Owens-Illinois, Inc.(b)...................................         81,500         2,495,937
  Sealed Air Corp...........................................         12,900           658,706
                                                                             ----------------
                                                                                    4,303,880
                                                                             ----------------
COSMETICS & SOAPS -- 0.7%
  Alberto Culver Co. (Class "B" Stock)......................          8,900           237,519
  Avon Products, Inc........................................         41,400         1,831,950
  Colgate-Palmolive Co......................................         46,300         4,300,112
  Gillette Co...............................................        175,400         8,474,012
  International Flavors & Fragrances, Inc...................         17,100           755,606
  Procter & Gamble Co.......................................        210,200        19,193,887
                                                                             ----------------
                                                                                   34,793,086
                                                                             ----------------
DIVERSIFIED CONSUMER PRODUCTS -- 0.1%
  Eastman Kodak Co..........................................         86,800         6,249,600
                                                                             ----------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Avery Dennison Corp.......................................         17,300           779,581
  Pitney Bowes, Inc.........................................         42,800         2,827,475
  Xerox Corp................................................         51,000         6,018,000
                                                                             ----------------
                                                                                    9,625,056
                                                                             ----------------
DIVERSIFIED OPERATIONS -- 1.1%
  Fortune Brands, Inc.......................................         26,900           850,712
  General Electric Capital Corp.............................        504,700        51,510,944
                                                                             ----------------
                                                                                   52,361,656
                                                                             ----------------
DRUGS AND MEDICAL SUPPLIES -- 3.8%
  Abbott Laboratories.......................................        239,600        11,740,400
  Allergan, Inc.............................................         10,200           660,450
  ALZA Corp.(b).............................................         13,400           700,150
  American Home Products Corp...............................        203,500        11,459,594
  Amgen, Inc.(b)............................................         41,200         4,307,975
  Bard (C.R.), Inc..........................................          8,900           440,550
  Bausch & Lomb, Inc........................................          8,700           522,000
  Baxter International, Inc.................................         43,900         2,823,319
  Becton, Dickinson & Co....................................         38,200         1,630,662
  Biomet, Inc...............................................         17,500           704,375
  Boston Scientific Corp.(b)................................         61,000         1,635,562
  Bristol-Myers Squibb Co...................................        154,300        20,647,269
  Cardinal Health, Inc......................................         29,700         2,253,487
  Guidant Corp..............................................         23,600         2,601,900
  Johnson & Johnson.........................................        210,600        17,664,075
  Lilly (Eli) & Co..........................................        171,700        15,259,837
  Mallinckrodt, Inc.........................................         11,400           351,262
  Medtronic, Inc............................................         73,400         5,449,950
  Merck & Co., Inc..........................................        184,800        27,292,650
  Pfizer, Inc.,.............................................        204,200        25,614,337
  Pharmacia & Upjohn, Inc...................................         79,500         4,501,687
  Schering-Plough Corp......................................        229,400        12,674,350
  St. Jude Medical, Inc.(b).................................         14,400           398,700
  Warner-Lambert Co.........................................        127,900         9,616,481
                                                                             ----------------
                                                                                  180,951,022
                                                                             ----------------

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------
ELECTRONICS -- 1.3%
  Advanced Micro Devices, Inc.(b)...........................         22,200  $        642,412
  AMP Inc...................................................         34,500         1,796,156
  Applied Materials, Inc.(b)................................         57,300         2,445,994
  Belden, Inc...............................................         67,100         1,421,681
  EG&G, Inc.................................................          7,100           197,469
  Emerson Electric Co.......................................         69,400         4,341,837
  Grainger (W.W.), Inc......................................         15,600           649,350
  Harris Corp...............................................         12,500           457,812
  Honeywell, Inc............................................         19,900         1,498,719
  Intel Corp................................................        260,600        30,897,387
  KLA-Tencor Corp.(b).......................................         13,200           572,550
  LSI Logic Corp.(b)........................................         22,200           357,975
  Micron Technology, Inc....................................         33,100         1,673,619
  Motorola, Inc.............................................         93,500         5,709,344
  Perkin-Elmer Corp.........................................          7,600           741,475
  Rockwell International Corp...............................         31,500         1,529,719
  Solectron Corp............................................          5,000           464,687
  Tektronix, Inc............................................          7,900           237,494
  Texas Instruments, Inc....................................         61,100         5,227,869
  Thomas & Betts Corp.......................................          8,600           372,487
                                                                             ----------------
                                                                                   61,236,036
                                                                             ----------------
ENGINEERING & CONSTRUCTION
  Giant Cement Holdings, Inc.(b)............................         58,100         1,437,975
                                                                             ----------------
ENVIRONMENTAL SERVICES
  Browning-Ferris Industries, Inc...........................         28,800           819,000
                                                                             ----------------
EXPLORATION & PRODUCTION
  Apex Silver Mines Ltd.....................................         82,200           678,150
                                                                             ----------------
FINANCIAL SERVICES -- 2.2%
  American Express Co.......................................         70,800         7,239,300
  Associates First Capital Corp.............................        108,544         4,599,552
  Bear Stearns Companies, Inc...............................         16,500           616,687
  Block (H.R.), Inc.........................................         16,400           738,000
  Capital One Financial Corp................................          9,600         1,104,000
  Citigroup, Inc............................................        407,500        20,171,250
  Countrywide Credit Industries, Inc........................         17,000           853,187
  Dun & Bradstreet Corp.....................................         26,700           842,719
  Federal Home Loan Mortgage Corp...........................        105,700         6,811,044
  Federal National Mortgage Assoc...........................        161,900        11,980,600
  Fifth Third Bancorp.......................................         39,500         2,816,844
  Franklin Resource, Inc....................................         39,600         1,267,200
  Household International, Inc..............................         75,752         3,001,673
  Lehman Brothers Holdings, Inc.............................        189,600         8,354,250
  MBNA Corp.................................................        117,750         2,936,391
  Merrill Lynch & Co., Inc..................................        112,300         7,496,025
  Morgan Stanley Dean Witter & Co...........................        146,790        10,422,090
  Paychex, Inc..............................................         23,000         1,183,062
  Schwab (Charles) Corp.(b).................................         62,400         3,506,100
  SLM Holding Corp..........................................         25,000         1,200,000
  State Street Corp.........................................         25,200         1,752,975
  Sunamerica, Inc...........................................         30,600         2,482,425
  Transamerica Corp.........................................          9,800         1,131,900
  Washington Mutual, Inc....................................         89,178         3,405,485
                                                                             ----------------
                                                                                  105,912,759
                                                                             ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B14

DECEMBER 31, 1998

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------
FOOD & BEVERAGES -- 1.7%
  Anheuser-Busch Companies, Inc.............................         76,700  $      5,033,437
  Archer-Daniels-Midland Co.................................         93,975         1,615,195
  Bestfoods.................................................         45,100         2,401,575
  Brown-Forman Corp. (Class "B" Stock)......................         10,800           817,425
  Campbell Soup Co..........................................         71,500         3,932,500
  Coca Cola Enterprises, Inc................................         60,000         2,145,000
  Coca-Cola Co..............................................        383,500        25,646,562
  ConAgra, Inc..............................................         74,500         2,346,750
  Coors (Adolph) Co. (Class "B" Stock)......................          5,800           327,337
  General Mills, Inc........................................         24,800         1,928,200
  Heinz (H.J.) & Co.........................................         57,200         3,238,950
  Hershey Foods Corp........................................         22,400         1,393,000
  Kellogg Co................................................         64,400         2,197,650
  PepsiCo, Inc..............................................        235,600         9,644,875
  Pioneer Hi-Bred International, Inc........................         38,300         1,034,100
  Quaker Oats Co............................................         21,700         1,291,150
  Ralston-Ralston Purina Group..............................         50,400         1,631,700
  Sara Lee Corp.............................................        148,200         4,177,388
  Seagram Co., Ltd..........................................         55,800         2,120,400
  Sysco Corp................................................         53,300         1,462,419
  Whitman Corp..............................................        132,800         3,369,800
  Wrigley (William) Jr. Co..................................         18,200         1,630,037
                                                                             ----------------
                                                                                   79,385,450
                                                                             ----------------
FOREST PRODUCTS -- 0.6%
  Boise Cascade Corp........................................        152,000         4,712,000
  Champion International Corp...............................        109,700         4,442,850
  Fort James Corp...........................................         32,700         1,308,000
  Georgia-Pacific Corp......................................         14,500           849,156
  International Paper Co....................................         47,300         2,119,631
  Louisiana-Pacific Corp....................................        189,700         3,473,881
  Mead Corp.................................................        111,300         3,262,481
  Potlatch Corp.............................................          4,500           165,937
  Temple-Inland, Inc........................................          8,900           527,881
  Union Camp Corp...........................................         10,900           735,750
  Westvaco Corp.............................................         16,000           429,000
  Weyerhaeuser Co...........................................         31,300         1,590,431
  Willamette Industries, Inc................................         86,500         2,897,750
                                                                             ----------------
                                                                                   26,514,748
                                                                             ----------------
GAS PIPELINES -- 0.1%
  Columbia Energy Group.....................................         13,000           750,750
  Consolidated Natural Gas Co...............................         15,000           810,000
  Peoples Energy Corp.......................................          5,500           219,312
  Sempra Energy.............................................         33,699           855,112
  Sonat, Inc................................................         17,200           465,475
  Williams Companies, Inc...................................         64,400         2,008,475
                                                                             ----------------
                                                                                    5,109,124
                                                                             ----------------
HOSPITALS/ HEALTHCARE -- 0.3%
  Columbia/HCA Healthcare Corp..............................        301,900         7,472,025
  HBO & Co..................................................         69,000         1,979,437
  Healthsouth Corp.(b)......................................         63,600           981,825
  Humana, Inc.(b)...........................................         25,700           457,781
  IMS Health, Inc...........................................         25,400         1,916,112
  Manor Care, Inc...........................................         12,000           352,500
  Service Corp. International...............................         39,400         1,499,662
  Shared Medical Systems Corp...............................          4,100           204,487
  Tenet Healthcare Corp.(b).................................         48,000         1,260,000
                                                                             ----------------
                                                                                   16,123,829
                                                                             ----------------

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------

HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.2%
  Clorox Co.................................................         16,200  $      1,892,362
  Kimberly-Clark Corp.......................................         87,000         4,741,500
  Leggett & Platt, Inc......................................        114,700         2,523,400
                                                                             ----------------
                                                                                    9,157,262
                                                                             ----------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc...........................          6,400           386,000
  Fleetwood Enterprises, Inc................................          5,700           198,075
  Hanson, PLC, ADR, (United Kingdom)........................        309,562        12,072,918
  Kaufman & Broad Home Corp.................................          6,100           175,375
  Lowe's Companies, Inc.....................................         54,800         2,805,075
  Masco Corp................................................         51,800         1,489,250
  Maytag Corp...............................................         14,900           927,525
  Owens Corning.............................................        106,900         3,788,269
  Stanley Works.............................................         14,000           388,500
  Tupperware Corp...........................................          9,600           157,800
  Whirlpool Corp............................................         11,700           647,887
                                                                             ----------------
                                                                                   23,036,674
                                                                             ----------------
INSURANCE -- 1.5%
  Aetna, Inc................................................         23,300         1,831,962
  Allstate Corp.............................................        131,300         5,071,462
  American General Corp.....................................         39,700         3,096,600
  American International Group, Inc.........................        163,500        15,798,187
  Aon Corp..................................................         26,300         1,456,362
  Berkley (W.R.) Corp.......................................         42,400         1,444,250
  Berkshire Hathaway, Inc. (Class "B" Stock)................            452         1,061,025
  Chubb Corp................................................         26,700         1,732,162
  CIGNA Corp................................................         34,800         2,690,475
  Cincinnati Financial Corp.................................         25,800           944,925
  Conseco, Inc..............................................         49,021         1,498,204
  Financial Security Assurance Holdings Ltd.................         34,000         1,844,500
  Hartford Financial Services Group, Inc....................         37,000         2,030,375
  Jefferson-Pilot Corp......................................         16,600         1,245,000
  Lincoln National Corp.....................................         16,000         1,309,000
  Loews Corp................................................         47,000         4,617,750
  Marsh & McLennan Companies, Inc...........................         39,900         2,331,656
  MBIA, Inc.................................................         15,300         1,003,106
  MGIC Investment Corp......................................         17,900           712,644
  Progressive Corp..........................................         11,300         1,913,938
  Provident Companies, Inc..................................         70,400         2,921,600
  Reinsurance Group of America, Inc.........................        115,550         8,088,500
  SAFECO Corp...............................................         22,100           948,919
  St. Paul Companies, Inc...................................         36,200         1,257,950
  TIG Holdings, Inc.........................................         85,500         1,330,594
  Torchmark Corp............................................         21,900           773,329
  Trenwick Group, Inc.......................................         64,850         2,115,731
  United Healthcare Corp....................................         29,500         1,270,344
  UNUM Corp.................................................         21,700         1,266,737
                                                                             ----------------
                                                                                   73,607,287
                                                                             ----------------
INTRUMENTS-CONTROLS
  Flowserve Corp............................................         39,486           653,987
                                                                             ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B15

DECEMBER 31, 1998

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------
LEISURE -- 0.3%
  Brunswick Corp............................................         15,600  $        386,100
  Carnival Corp. (Class "A" Stock)..........................         78,500         3,768,000
  Disney (Walt) Co..........................................        317,100         9,513,000
  Harrah's Entertainment, Inc.(b)...........................         15,800           247,862
  Hilton Hotels Corp........................................         39,200           749,700
  King World Productions, Inc...............................         11,500           338,531
  Marriott International, Inc. (Class "A" Stock)............         40,000         1,160,000
  Mirage Resorts, Inc.(b)...................................         28,100           419,744
                                                                             ----------------
                                                                                   16,582,937
                                                                             ----------------
MACHINERY -- 0.3%
  Briggs & Stratton Corp....................................          3,900           194,513
  Case Corp.................................................         98,800         2,155,075
  Caterpillar, Inc..........................................         58,300         2,681,800
  Cooper Industries, Inc....................................         19,000           906,063
  Deere & Co................................................         39,100         1,295,188
  Dover Corp................................................         34,800         1,274,550
  DT Industries, Inc........................................         35,800           563,850
  Eaton Corp................................................         11,200           791,700
  Global Industrial Technologies, Inc.(b)...................         61,400           656,213
  Harnischfeger Industries, Inc.............................          7,500            76,406
  Ingersoll-Rand Co.........................................         25,900         1,215,681
  Milacron, Inc.............................................          6,300           121,275
  Paxar Corp................................................        229,925         2,054,955
  Snap-On, Inc..............................................          9,500           330,719
  Timken Co.................................................          9,900           186,863
                                                                             ----------------
                                                                                   14,504,851
                                                                             ----------------
MANUFACTURING -- 0.3%
  Hussmann International, Inc...............................         66,400         1,286,500
  Illinois Tool Works, Inc..................................         39,100         2,267,800
  Smith (A.O.) Corp.,.......................................        105,450         2,590,116
  Tyco International Ltd....................................         98,651         7,441,985
                                                                             ----------------
                                                                                   13,586,401
                                                                             ----------------
MEDIA -- 1.3%
  CBS Corp.(b)..............................................        304,000         9,956,000
  Central Newspapers, Inc.(Class "A" Stock).................         50,000         3,571,875
  Clear Channel Communications, Inc.(b).....................         38,600         2,103,700
  Comcast Corp. (Special Class "A" Stock)...................         56,700         3,327,581
  Donnelley (R.R.) & Sons Co................................         22,800           998,925
  Dow Jones & Co., Inc......................................         15,100           726,688
  Gannett Co., Inc..........................................         44,400         2,938,725
  Houghton Mifflin Co.......................................         58,700         2,773,576
  Interpublic Group of Companies, Inc.......................         19,700         1,571,075
  Knight-Ridder, Inc........................................         70,600         3,609,425
  Lee Enterprises, Inc......................................         50,900         1,603,350
  McGraw-Hill, Inc..........................................         15,500         1,579,063
  Mediaone Group, Inc.......................................         95,100         4,469,700
  Meredith Corp.............................................          8,300           314,363
  New York Times Co. (Class "A" Stock)......................         30,000         1,040,625
  Tele-Communications, Inc. (Series "A" Stock)(b)...........         79,400         4,391,813
  Time Warner, Inc..........................................        183,000        11,357,438
  Times Mirror Co. (Class "A" Stock)........................         13,900           778,400
  Tribune Co................................................         19,300         1,273,800
  Viacom, Inc. (Class "B" Stock)(b).........................         55,300         4,092,200
                                                                             ----------------
                                                                                   62,478,322
                                                                             ----------------

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------

METALS-FERROUS -- 0.3%
  AK Steel Holding Corp.....................................        213,400  $      5,014,900
  Allegheny Teledyne, Inc...................................         30,700           627,431
  Bethlehem Steel Corp.(b)..................................        241,500         2,022,563
  LTV Corp..................................................        204,900         1,190,981
  Material Sciences Corp.(b)................................         96,900           823,650
  National Steel Corp. (Class "B" Stock)(b).................         42,200           300,675
  Nucor Corp................................................         13,800           596,850
  USX-U.S. Steel Group, Inc.................................         80,900         1,860,700
  Worthington Industries, Inc...............................         15,200           190,000
                                                                             ----------------
                                                                                   12,627,750
                                                                             ----------------
METALS-NON FERROUS -- 0.3%
  Alcan Aluminum Ltd........................................         35,600           963,425
  Aluminum Company of America...............................        184,300        13,741,869
  Cyprus Amax Minerals Co...................................         14,600           146,000
  Inco Ltd..................................................         26,200           276,738
  Reynolds Metals Co........................................         11,600           611,175
                                                                             ----------------
                                                                                   15,739,207
                                                                             ----------------
MINERAL RESOURCES
  ASARCO, Inc...............................................          6,300            94,894
  Burlington Resources, Inc.................................         27,600           988,425
  Homestake Mining Co.......................................         33,100           304,106
  Phelps Dodge Corp.........................................          9,200           468,050
                                                                             ----------------
                                                                                    1,855,475
                                                                             ----------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.4%
  AES Corp..................................................         24,000         1,137,000
  Coltec Industries, Inc....................................         43,700           852,150
  Crane Co..................................................         10,800           326,025
  Danaher Corp..............................................         14,000           760,375
  Donaldson Co., Inc........................................        109,200         2,265,900
  Ecolab, Inc...............................................         20,200           730,988
  IDEX Corp.................................................         60,100         1,472,450
  ITT Industries, Inc.......................................         18,500           735,375
  Laidlaw, Inc..............................................         51,500           518,219
  Mark IV Industries, Inc...................................         86,542         1,125,046
  Millipore Corp............................................          6,800           193,375
  NACCO Industries, Inc. (Class "A" Stock)..................          1,300           119,600
  Pall Corp.................................................         19,500           493,594
  PPG Industries, Inc.......................................         27,900         1,625,175
  Textron, Inc..............................................         25,700         1,951,594
  Thermo Electron Corp.(b)..................................         24,900           421,744
  Trinity Industries, Inc...................................         52,200         2,009,700
  York International Corp...................................         27,000         1,101,938
                                                                             ----------------
                                                                                   17,840,248
                                                                             ----------------
MISCELLANEOUS - CONSUMER GROWTH/STAPLE -- 0.4%
  American Greetings Corp. (Class "A" Stock)................         11,400           468,113
  Black & Decker Corp.......................................         14,900           835,331
  Corning, Inc..............................................         36,200         1,629,000
  Jostens, Inc..............................................          6,100           159,744
  Minnesota Mining & Manufacturing Co.......................         64,000         4,552,000
  Polaroid Corp.............................................          7,000           130,813
  Rubbermaid, Inc...........................................         23,500           738,781
  Unilever N.V., ADR, (United Kingdom)......................        100,300         8,318,631
                                                                             ----------------
                                                                                   16,832,413
                                                                             ----------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc..............................................         26,700           909,469
                                                                             ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B16

DECEMBER 31, 1998

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------
OIL & GAS -- 2.0%
  Amerada Hess Corp.........................................         14,400  $        716,400
  Amoco Corp................................................        149,000         8,995,875
  Anadarko Petroleum Corp...................................         18,800           580,450
  Ashland, Inc..............................................         11,800           570,825
  Atlantic Richfield Co.....................................         50,200         3,275,550
  Basin Exploration, Inc.(b)................................         17,400           218,588
  Cabot Oil & Gas Corp. (Class "A" Stock)...................         88,600         1,329,000
  Chevron Corp..............................................        102,900         8,534,269
  Coastal Corp..............................................         33,200         1,159,925
  Eastern Enterprises.......................................          3,200           140,000
  Enron Oil & Gas Co........................................         48,400           834,900
  Exxon Corp................................................        380,300        27,809,438
  Kerr-McGee Corp...........................................          7,500           286,875
  Mobil Corp................................................        122,800        10,698,950
  Murphy Oil Corp...........................................         27,600         1,138,500
  NICOR, Inc................................................          7,600           321,100
  Noble Affiliates, Inc.....................................         50,900         1,253,413
  Phillips Petroleum Co.....................................         41,200         1,756,150
  Pioneer Natural Resources Co..............................        334,644         2,928,135
  Royal Dutch Petroleum Co..................................        335,800        16,076,426
  Seagull Energy Corp.(b)...................................         63,700           402,106
  Sunoco, Inc...............................................         14,800           533,725
  Texaco, Inc...............................................         85,800         4,536,675
  Union Pacific Resources Group, Inc........................         39,800           360,688
  Unocal Corp...............................................         38,600         1,126,638
  USX-Marathon Group........................................         45,200         1,361,650
  Western Gas Resources, Inc................................        103,000           592,250
                                                                             ----------------
                                                                                   97,538,501
                                                                             ----------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.2%
  Elf Aquitaine SA, ADR, (France)...........................        124,800         7,066,800
  Occidental Petroleum Corp.................................         53,100           896,063
  Oryx Energy Co.(b)........................................        140,000         1,881,250
                                                                             ----------------
                                                                                    9,844,113
                                                                             ----------------
OIL & GAS SERVICES -- 0.5%
  Apache Corp...............................................         15,000           379,688
  Baker Hughes, Inc.........................................         49,450           874,647
  Enron Corp................................................         51,400         2,933,013
  Halliburton Co............................................         68,500         2,029,313
  Helmerich & Payne, Inc....................................          7,900           153,063
  J. Ray McDermott, SA......................................        163,800         4,002,864
  McDermott International, Inc..............................        431,600        10,655,125
  ONEOK, Inc................................................          4,900           177,013
  Rowan Companies, Inc.(b)..................................         13,600           136,000
  Schlumberger Ltd..........................................         83,000         3,828,375
  Wolverine Tube, Inc.(b)...................................         37,000           777,000
                                                                             ----------------
                                                                                   25,946,101
                                                                             ----------------
PRECIOUS METALS -- 0.1%
  Barrick Gold Corp.........................................         58,500         1,140,750
  Battle Mountain Gold Co...................................         36,000           148,500
  Freeport-McMoRan Copper & Gold, Inc. (Class "B")..........         30,300           316,256
  Newmont Mining Corp.......................................         24,500           442,531
  Placer Dome, Inc..........................................         38,700           445,050
                                                                             ----------------
                                                                                    2,493,087
                                                                             ----------------
RAILROADS -- 0.2%
  Burlington Northern Santa Fe Corp.........................         73,500         2,480,625
  CSX Corp..................................................         34,200         1,419,300
  Norfolk Southern Corp.....................................         59,100         1,872,731
  Union Pacific Corp........................................         38,700         1,743,919
                                                                             ----------------
                                                                                    7,516,575
                                                                             ----------------

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------

REAL ESTATE DEVELOPMENT -- 0.3%
  Crescent Operating, Inc...................................         17,060  $         81,035
  Crescent Real Estate Equities Co..........................        336,700         7,744,100
  Equity Residential Properties Trust.......................         14,400           582,300
  Vornado Operating, Inc.(b)................................          4,920            39,668
  Vornado Realty Trust(b)...................................        185,200         6,250,500
                                                                             ----------------
                                                                                   14,697,603
                                                                             ----------------
RESTAURANTS -- 0.2%
  Darden Restaurants, Inc...................................         18,200           327,600
  McDonald's Corp...........................................        107,900         8,267,838
  Tricon Global Restaurants, Inc.(b)........................         23,800         1,192,975
  Wendy's International, Inc................................         20,700           451,519
                                                                             ----------------
                                                                                   10,239,932
                                                                             ----------------
RETAIL -- 2.6%
  Albertson's, Inc..........................................         38,500         2,451,969
  American Stores Co........................................         42,800         1,580,925
  AutoZone, Inc.(b).........................................         23,800           783,913
  Bombay Company, Inc.(b)...................................        139,200           774,300
  Charming Shoppes, Inc.(b).................................        811,300         3,498,731
  Circuit City Stores, Inc..................................         15,500           774,031
  Consolidated Stores Corp..................................         16,900           341,169
  Costco Companies, Inc.(b).................................         33,600         2,425,500
  CVS Corp..................................................         59,800         3,289,000
  Dayton-Hudson Corp........................................         68,500         3,716,125
  Designs, Inc.(b)..........................................         51,900           100,556
  Dillard's, Inc............................................         49,100         1,393,213
  Dollar General Corporation................................         22,500           531,563
  Federated Department Stores, Inc.(b)......................         32,900         1,433,206
  Fred Meyer, Inc...........................................         21,000         1,265,250
  Great Atlantic & Pacific Tea Co., Inc.....................          6,000           177,750
  Harcourt General, Inc.....................................         11,100           590,381
  Home Depot, Inc...........................................        229,100        14,018,056
  IKON Office Solutions, Inc................................         21,100           180,669
  J.C. Penney Co., Inc......................................         39,100         1,832,813
  Jan Bell Marketing, Inc.(b)...............................         73,200           471,225
  Kmart Corp.(b)............................................        685,800        10,501,313
  Kohl's Corp.(b)...........................................         22,600         1,388,488
  Kroger Co.(b).............................................         39,923         2,415,342
  Liz Claiborne, Inc........................................         10,500           331,406
  Longs Drug Stores, Inc....................................          6,100           228,750
  May Department Stores Co..................................         36,200         2,185,575
  Newell Co.................................................         24,900         1,027,125
  Nordstrom, Inc............................................         28,200           978,188
  Pep Boys - Manny, Moe & Jack..............................          9,900           155,306
  Rite Aid Corp.............................................         40,400         2,002,325
  Safeway, Inc.,(b).........................................         71,000         4,326,563
  Sears, Roebuck & Co.......................................         61,400         2,609,500
  Sherwin-Williams Co.......................................         27,100           796,063
  Staples, Inc.(b)..........................................         43,000         1,878,563
  Supervalu, Inc............................................         18,800           526,400
  Tandy Corp................................................         16,200           667,238
  The Gap, Inc..............................................         93,000         5,231,250
  The Limited, Inc..........................................        247,100         7,196,788
  TJX Companies, Inc........................................         50,600         1,467,400
  Toys 'R' Us, Inc.(b)......................................        131,700         2,222,439
  Wal-Mart Stores, Inc......................................        347,700        28,315,819
  Walgreen Co...............................................         77,600         4,544,450
  Winn-Dixie Stores, Inc....................................         23,300         1,045,588
                                                                             ----------------
                                                                                  123,672,224
                                                                             ----------------
RUBBER -- 0.1%
  Cooper Tire & Rubber Co...................................         12,300           251,381
  Goodyear Tire & Rubber Co.................................         63,600         3,207,825
                                                                             ----------------
                                                                                    3,459,206
                                                                             ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B17

DECEMBER 31, 1998

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------
SEMICONDUCTORS
  National Semiconductor Corp.(b)...........................         25,700  $        346,950
                                                                             ----------------
TELECOMMUNICATIONS -- 3.5%
  Airtouch Communications, Inc.(b)..........................         88,400         6,375,850
  Alcatel Alsthom, ADR, (France)............................        124,900         3,052,244
  Alltel Corp...............................................         42,800         2,559,975
  Ameritech Corp............................................        171,400        10,862,476
  Andrew Corp.(b)...........................................         13,900           229,350
  Ascend Communications, Inc.(b)............................         30,200         1,985,650
  AT&T Corp.................................................        280,600        21,115,150
  Bell Atlantic Corp........................................        243,200        13,816,800
  BellSouth Corp............................................        305,200        15,221,850
  Deutsche Telekom AG, ADR, (Germany).......................         45,000         1,473,750
  Frontier Corp.............................................         25,700           873,800
  General Instrument Corp...................................         23,200           787,350
  GTE Corp..................................................        150,000        10,115,625
  Lucent Technologies, Inc..................................        205,400        22,594,000
  MCI Worldcom, Inc.........................................        280,414        20,119,705
  Nextel Communications, Inc. (Class "A" Stock)(b)..........         41,100           970,988
  Northern Telecom Ltd......................................        102,140         5,119,768
  SBC Communications, Inc...................................        302,100        16,200,113
  Scientific-Atlanta, Inc...................................         12,400           282,875
  Sprint Corp...............................................        112,950         6,717,269
  Tellabs, Inc.(b)..........................................         28,400         1,947,175
  US West, Inc..............................................         77,860         5,031,703
                                                                             ----------------
                                                                                  167,453,466
                                                                             ----------------
TEXTILES
  National Service Industries, Inc..........................          6,700           254,600
  Pillowtex Corp.(b)........................................         18,530           495,678
  Russell Corp..............................................          5,700           115,781
  Springs Industries, Inc...................................          3,200           132,600
  Tultex Corp.(b)...........................................         88,300            77,263
  VF Corp...................................................         19,100           895,313
                                                                             ----------------
                                                                                    1,971,235
                                                                             ----------------
TOBACCO -- 0.7%
  Philip Morris Co., Inc....................................        479,600        25,658,600
  RJR Nabisco Holdings Corp.................................        303,500         9,010,157
  UST, Inc..................................................         28,900         1,007,888
                                                                             ----------------
                                                                                   35,676,645
                                                                             ----------------
TOYS
  Hasbro, Inc...............................................         20,800           751,400
  Mattel, Inc...............................................         45,551         1,039,132
                                                                             ----------------
                                                                                    1,790,532
                                                                             ----------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp......................................         23,000         2,047,000
  Ryder System, Inc.........................................         12,000           312,000
  Yellow Corp.(b)...........................................         43,600           833,850
                                                                             ----------------
                                                                                    3,192,850
                                                                             ----------------

COMMON                                                                            VALUE
STOCKS (CONTINUED)                                               SHARES          (NOTE 2)
                                                              -------------  ----------------

UTILITY - ELECTRIC -- 0.8%
  Ameren Corp...............................................         21,500  $        917,781
  American Electric Power Co., Inc..........................         29,700         1,397,757
  Baltimore Gas & Electric Co...............................         23,100           713,213
  Carolina Power & Light Co.................................         23,500         1,105,969
  Central & South West Corp.................................         33,200           910,925
  CINergy Corp..............................................         24,700           849,063
  Consolidated Edison, Inc..................................         36,800         1,945,800
  Dominion Resources, Inc...................................         30,300         1,416,525
  DTE Energy Co.............................................         22,700           973,263
  Duke Energy Corp..........................................         56,400         3,613,125
  Edison International......................................         56,700         1,580,513
  Entergy Corp..............................................         38,200         1,188,975
  FirstEnergy Corp.(b)......................................         36,100         1,175,506
  FPL Group, Inc............................................         28,500         1,756,313
  GPU, Inc..................................................         19,900           879,331
  Houston Industries, Inc...................................         44,300         1,423,138
  New Century Energies, Inc.................................         15,000           731,250
  Niagara Mohawk Power Corp.(b).............................         22,600           364,425
  Northern States Power Co..................................         23,300           646,575
  Pacific Gas & Electric Co.................................         59,700         1,880,550
  PacifiCorp................................................         46,400           977,300
  PECO Energy Co............................................         34,900         1,452,713
  PP&L Resources, Inc.......................................         26,000           724,750
  Public Service Enterprise Group, Inc......................         36,300         1,452,000
  Southern Co...............................................        108,100         3,141,656
  Texas Utilities Co........................................         41,600         1,942,200
  Unicom Corp...............................................         33,900         1,307,269
                                                                             ----------------
                                                                                   36,467,885
                                                                             ----------------
WASTE MANAGEMENT -- 0.1%
  Waste Management, Inc.....................................        127,902         5,963,431
                                                                             ----------------
TOTAL COMMON STOCKS
  (cost $1,566,786,221)....................................................     1,853,914,159
                                                                             ----------------

PREFERRED STOCKS -- 0.7%
FINANCIAL SERVICES -- 0.6%
  Central Hispano Capital Corp..............................      1,225,900      31,289,903
                                                                             --------------
TELECOMMUNICATIONS -- 0.1%
  Telecomunicacoes Brasileiras S.A., ADR....................         55,900       4,063,231
                                                                             --------------
TOTAL PREFERRED STOCKS
  (cost $36,876,618).......................................................      35,353,134
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,298,572,492)....................................................   4,522,618,555
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
SHORT-TERM                                             RATING      AMOUNT
INVESTMENTS -- 5.0%                                 (UNAUDITED)     (000)
                                                    ------------  ---------
CERTIFICATES OF DEPOSIT-YANKEE
  Alltel Corp.,
    5.75%, 01/04/99...............................       NR       $   1,200       1,200,000
  Avery Dennison,
    5.00%, 01/04/99...............................       NR           1,174       1,174,000
                                                                             --------------
                                                                                  2,374,000
                                                                             --------------
COMMERCIAL PAPER -- 0.3%
  Barton Capital Corp,
    5.35%, 01/04/99...............................       P1           1,200       1,199,465
  Campbell Soup Company,
    4.80%, 01/04/99...............................       P1           1,270       1,269,492
  Countrywide Home Loan,
    5.40%, 01/04/99...............................       P1           1,200       1,199,460
  CXC Inc.,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470
  Dover,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B18

DECEMBER 31, 1998

SHORT-TERM                                            MOODY'S     PRINCIPAL
INVESTMENTS                                            RATING      AMOUNT        VALUE
(CONTINUED)                                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER (CONT'D.)
  Duke Capital Corp,
    5.05%, 01/04/99...............................       P1       $   1,200  $    1,199,495
  John Hancock Cap. Corp.,
    5.25%, 01/07/99...............................       P1           1,200       1,198,950
  Novartis Finance Corp.,
    5.25%, 01/04/99...............................       P1             912         911,601
  Pitney Bowes Credit Corp,
    5.10%, 01/04/99...............................       P1           1,206       1,205,488
  Reed Elsevier, Inc.,
    5.05%, 01/04/99...............................       P1           1,200       1,199,495
  SBC Communications,
    5.00%, 01/04/99...............................       P1           1,200       1,199,500
  Sonoco Products,
    5.35%, 01/04/99...............................       P1           1,000         999,554
  Triple-A One Plus Funding,,
    5.30%, 01/04/99...............................       P1             728         727,678
  Xerox Capital Corp,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470
                                                                             --------------
                                                                                 15,908,588
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 2.3%
  Advanta Corp., M.T.N.,
    6.99%, 10/18/99...............................      Ba3          15,000      14,448,000
    7.25%, 08/16/99...............................      Ba2           3,000       2,976,150
  AT&T Capital Corp., M.T.N.,
    6.65%, 04/30/99...............................      Baa3         32,000      32,104,319
  Comdisco, Inc.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,541,375
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    8.75%, 12/15/99...............................      Baa3          5,000       5,120,350
  Federal Express Corp.,
    10.05%, 06/15/99..............................      Baa3            500         510,090
  First Union Corp.,
    9.45%, 06/15/99...............................       A3           4,000       4,071,961
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1          6,000       6,049,020
  Okobank, (Finland),
    6.793%, 1/14/99 ..............................       A3          12,500      12,500,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       9,068,850
  Tele-Communications, Inc.,
    6.375%, 09/15/99..............................      Ba1           8,000       8,056,240
                                                                             --------------
                                                                                107,446,355
                                                                             --------------

SHORT-TERM                                            MOODY'S     PRINCIPAL
INVESTMENTS                                            RATING      AMOUNT        VALUE
(CONTINUED)                                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REPURCHASE AGREEMENT -- 2.3%
  Joint Repurchase Agreement Account,
    4.693%, 01/04/99 (Note 5).....................                $ 109,421  $  109,421,000
                                                                             --------------
U. S. GOVERNMENT OBLIGATION -- 0.1%
  United States Treasury Bills,
    4.32%, 03/18/99 (a)...........................                      100          99,088
    4.36%, 03/18/99 (a)...........................                    4,650       4,607,199
                                                                             --------------
                                                                                  4,706,287
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $197,485,955)......................................................     239,856,230
                                                                             --------------
TOTAL INVESTMENTS -- 99.3%
  (cost $4,496,058,447; Note 6)............................................
                                                                              4,762,474,785
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (D).............................
                                                                                     85,990
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%..............................
                                                                                 33,398,995
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................
                                                                             $4,795,959,770
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  AG    Aktiengesellschaft (German Stock Company)
  ADR   American Depository Receipt
  L.P.  Limited Partnership
M.T.N.  Medium Term Note
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Security segregated as collateral for futures contracts.

(b)  Non-income producing security.

(c)  Issue in default.

(d)  Open futures contracts as of December 31, 1998 are as follows:

                                                         VALUE AT
NUMBER OF                     EXPIRATION   VALUE AT    DECEMBER 31,   APPRECIATION/
CONTRACTS        TYPE            DATE     TRADE DATE       1998       DEPRECIATION
Long Position:
   307     U.S. T-Bond          Mar 99    $39,190,000  $39,228,844     $   38,844
   148     S&P 500 Index        Mar 99    $43,681,225  $46,083,500     $2,402,275
   110     U.S. Treasury 5yr    Mar 99    $12,429,218  $12,467,812     $   38,594
                                                                      -------------
                                                                       $2,479,713
                                                                      -------------
                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B19

                           FLEXIBLE MANAGED PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 88.7%
                                                                       VALUE
COMMON STOCKS -- 52.8%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.0%
  Aeroquip-Vickers, Inc...........................          4,500  $      134,719
  AlliedSignal, Inc...............................         91,400       4,050,162
  Boeing Co.......................................        162,100       5,288,512
  GenCorp, Inc....................................        403,900      10,072,256
  General Dynamics Corp...........................         20,400       1,195,950
  Goodrich (B.F.) Co..............................         11,600         416,150
  Litton Industries, Inc. (a).....................        306,000      19,966,500
  Lockheed Martin Corp............................         31,500       2,669,625
  Northrop Grumman Corp...........................         10,800         789,750
  Raytheon Co. (Class "B" Stock)..................         55,000       2,928,750
  United Technologies Corp........................         37,700       4,099,875
                                                                   --------------
                                                                       51,612,249
                                                                   --------------
AIRLINES -- 1.2%
  AMR Corp. (a)...................................        646,300      38,374,062
  Delta Air Lines, Inc............................         24,200       1,258,400
  Southwest Airlines Co...........................         53,700       1,204,894
  US Airways Group, Inc. (a)......................        479,200      24,918,400
                                                                   --------------
                                                                       65,755,756
                                                                   --------------
APPAREL -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (a)...        310,300       4,286,018
  Nike, Inc. (Class "B" Stock)....................         47,200       1,914,550
  Reebok International Ltd........................          9,100         135,362
                                                                   --------------
                                                                        6,335,930
                                                                   --------------
AUTOS - CARS & TRUCKS -- 2.2%
  Cummins Engine Co., Inc.........................          6,200         220,100
  DaimlerChrysler AG..............................        327,975      31,506,098
  Dana Corp.......................................         26,550       1,085,231
  Ford Motor Co...................................        478,700      28,093,707
  General Motors Corp.............................        553,900      39,638,469
  Genuine Parts Co................................         29,000         969,687
  Johnson Controls, Inc...........................         13,700         808,300
  MascoTech, Inc..................................        388,000       6,644,500
  Midas, Inc......................................         90,866       2,828,204
  Navistar International Corp. (a)................         11,700         333,450
  PACCAR, Inc.....................................         12,600         518,175
  Titan International, Inc........................        415,700       3,949,150
  TRW, Inc........................................         19,900       1,118,131
                                                                   --------------
                                                                      117,713,202
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 2.0%
  Banc One Corp...................................        190,264       9,715,355
  Bank of New York Co., Inc.......................        122,000       4,910,500
  BankAmerica Corp................................        281,141      16,903,603
  BankBoston Corp.................................         47,200       1,837,850
  Bankers Trust Corp..............................         15,900       1,358,456
  BB&T Corp.......................................         46,200       1,862,437
  Chase Manhattan Corp............................        136,700       9,304,144
  Comerica, Inc...................................         25,500       1,738,781
  First Union Corp................................        156,800       9,535,400
  Fleet Financial Group, Inc......................         90,000       4,021,875
  Golden West Financial Corp......................          9,200         843,525
  Huntington Bancshares, Inc......................         34,120       1,025,732
  KeyCorp.........................................         71,200       2,278,400
  Mellon Bank Corp................................         41,300       2,839,375
  Mercantile Bancorporation, Inc..................         23,800       1,097,775
  Morgan (J.P.) & Co., Inc........................         28,800       3,025,800
  National City Corp..............................         53,200       3,857,000
  Northern Trust Corp.............................         18,100       1,580,356
  PNC Bank Corp...................................         49,500       2,679,187

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  Providian Financial Corp........................         23,100  $    1,732,500
  Regions Financial Corp..........................         32,000       1,290,000
  Republic New York Corp..........................         17,700         806,456
  Summit Bancorp..................................         28,500       1,245,094
  Suntrust Banks, Inc.............................         34,200       2,616,300
  Synovus Financial Corp..........................         42,500       1,035,937
  U.S. Bancorp....................................        119,400       4,238,700
  Union Planters Corp.............................         18,000         815,625
  Wachovia Corp...................................         33,400       2,920,412
  Wells Fargo & Co................................        259,400      10,359,787
                                                                   --------------
                                                                      107,476,362
                                                                   --------------
BUSINESS SERVICES
  Equifax, Inc....................................         24,400         834,175
  Omnicom Group, Inc..............................         27,300       1,583,400
                                                                   --------------
                                                                        2,417,575
                                                                   --------------
CHEMICALS -- 1.1%
  Air Products & Chemicals, Inc...................         38,100       1,524,000
  Dow Chemical Co.................................         36,800       3,346,500
  Du Pont (E.I.) de Nemours & Co..................        183,500       9,736,969
  Eastman Chemical Co.............................         12,700         568,325
  Engelhard Corp..................................         23,400         456,300
  Ferro Corp......................................        553,650      14,394,900
  FMC Corp. (a)...................................          5,600         313,600
  Grace (W.R.) & Co...............................         12,000         188,250
  Great Lakes Chemical Corp.......................          9,700         388,000
  Hercules, Inc...................................         15,700         429,787
  Millennium Chemicals, Inc. (a)..................        601,600      11,956,800
  Monsanto Co.....................................         96,200       4,569,500
  Morton International, Inc.......................         21,200         519,400
  Nalco Chemical Co...............................         10,800         334,800
  OM Group, Inc...................................        260,300       9,500,950
  Praxair, Inc....................................         25,600         902,400
  Raychem Corp....................................         13,800         445,912
  Rohm & Haas Co..................................         29,700         894,712
  Sigma-Aldrich Corp..............................         16,300         478,812
  Union Carbide Corp..............................         20,800         884,000
                                                                   --------------
                                                                       61,833,917
                                                                   --------------
COMMERCIAL SERVICES -- 0.1%
  Cendant Corp. (a)...............................        136,500       2,602,031
  Deluxe Corp.....................................         13,200         482,625
  Moore Corp. Ltd.................................         14,300         157,300
                                                                   --------------
                                                                        3,241,956
                                                                   --------------
COMPUTER SERVICES -- 2.2%
  3Com Corp. (a)..................................         57,500       2,576,719
  Adobe Systems, Inc..............................         11,200         523,600
  America Online, Inc. (a)........................         10,900       1,744,000
  Autodesk, Inc...................................          7,600         324,425
  Automatic Data Processing, Inc..................         48,500       3,889,094
  BMC Software, Inc. (a)..........................         32,600       1,452,737
  Cabletron Systems, Inc. (a).....................         25,600         214,400
  Ceridian Corp. (a)..............................         11,700         816,806
  Cisco Systems, Inc. (a).........................        248,500      23,063,906
  Computer Associates International, Inc..........         88,600       3,776,575
  Computer Sciences Corp. (a).....................         25,300       1,630,269
  Electronic Data Systems Corp....................         78,000       3,919,500
  EMC Corp. (a)...................................         80,400       6,834,000
  First Data Corp.................................         69,400       2,199,112
  Microsoft Corp. (a).............................        396,700      55,017,331

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B20

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
COMPUTER SERVICES (CONT'D.)
  Novell, Inc. (a)................................         56,900  $    1,031,312
  Oracle Corp. (a)................................        159,500       6,878,437
  Parametric Technology Corp. (a).................         43,200         707,400
  Peoplesoft, Inc.................................         30,000         568,125
  Silicon Graphics, Inc. (a)......................         30,400         391,400
  Unisys Corp.....................................         40,400       1,391,275
                                                                   --------------
                                                                      118,950,423
                                                                   --------------
COMPUTERS -- 1.4%
  Apple Computer, Inc. (a)........................         21,600         884,250
  Compaq Computer Corp............................        267,961      11,237,614
  Data General Corp. (a)..........................          7,900         129,856
  Dell Computer Corp. (a).........................        203,200      14,871,700
  Gateway 2000, Inc. (a)..........................         25,100       1,284,806
  Hewlett-Packard Co..............................        168,600      11,517,487
  International Business Machines Corp............        149,800      27,675,550
  Seagate Technology, Inc. (a)....................         39,300       1,188,825
  Sun Microsystems, Inc. (a)......................         61,200       5,240,250
                                                                   --------------
                                                                       74,030,338
                                                                   --------------
CONSTRUCTION -- 0.6%
  Centex Corp.....................................          9,600         432,600
  Fluor Corp......................................         13,600         578,850
  Foster Wheeler Corp.............................          6,600          87,037
  Oakwood Homes Corp..............................        572,000       8,687,250
  Pulte Corp......................................          6,900         191,906
  Standard Pacific Corp...........................        632,400       8,932,650
  Webb (Del E.) Corp..............................        576,500      15,889,781
                                                                   --------------
                                                                       34,800,074
                                                                   --------------
CONTAINERS -- 0.2%
  Ball Corp.......................................          4,900         224,175
  Bemis Co., Inc..................................          8,600         326,262
  Crown Cork & Seal Co., Inc......................         20,800         640,900
  Owens-Illinois, Inc. (a)........................        260,800       7,987,000
  Sealed Air Corp.................................         13,400         684,237
                                                                   --------------
                                                                        9,862,574
                                                                   --------------
COSMETICS & SOAPS -- 0.7%
  Alberto Culver Co. (Class "B" Stock)............          9,200         245,525
  Avon Products, Inc..............................         42,800       1,893,900
  Colgate-Palmolive Co............................         47,900       4,448,712
  Gillette Co.....................................        181,600       8,773,550
  International Flavors & Fragrances, Inc.........         17,700         782,119
  Procter & Gamble Co.............................        216,700      19,787,419
                                                                   --------------
                                                                       35,931,225
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Avery Dennison Corp.............................         17,300         779,581
  Pitney Bowes, Inc...............................         44,400       2,933,175
  Xerox Corp......................................         52,800       6,230,400
                                                                   --------------
                                                                        9,943,156
                                                                   --------------
DIVERSIFIED OPERATIONS -- 1.3%
  Fortune Brands, Inc.............................         27,800         879,175
  General Electric Corp...........................        522,400      53,317,450
  Loews Corp......................................        183,800      18,058,350
                                                                   --------------
                                                                       72,254,975
                                                                   --------------
                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
DRUGS AND MEDICAL SUPPLIES -- 3.5%
  Abbott Laboratories.............................        248,000  $   12,152,000
  Allergan, Inc...................................         10,600         686,350
  ALZA Corp. (a)..................................         13,900         726,275
  American Home Products Corp.....................        210,700      11,865,044
  Amgen, Inc. (a).................................         41,700       4,360,256
  Bard (C.R.), Inc................................          9,200         455,400
  Bausch & Lomb, Inc..............................          9,000         540,000
  Baxter International, Inc.......................         45,400       2,919,787
  Becton, Dickinson & Co..........................         39,700       1,694,694
  Biomet, Inc.....................................         18,100         728,525
  Boston Scientific Corp. (a).....................         63,200       1,694,550
  Bristol-Myers Squibb Co.........................        159,700      21,369,856
  Cardinal Health, Inc............................         32,250       2,446,969
  Guidant Corp....................................         24,400       2,690,100
  Johnson & Johnson...............................        217,200      18,217,650
  Lilly (Eli) & Co................................        176,900      15,721,987
  Mallinckrodt, Inc...............................         11,800         363,587
  Medtronic, Inc..................................         75,900       5,635,575
  Merck & Co., Inc................................        191,200      28,237,850
  Pfizer, Inc.....................................        210,500      26,404,594
  Pharmacia & Upjohn, Inc.........................         82,300       4,660,237
  Schering-Plough Corp............................        237,400      13,116,350
  St. Jude Medical, Inc. (a)......................         14,900         412,544
  Warner-Lambert Co...............................        132,400       9,954,825
                                                                   --------------
                                                                      187,055,005
                                                                   --------------
ELECTRONICS -- 1.3%
  Advanced Micro Devices, Inc. (a)................         23,000         665,562
  AMP Inc.........................................         35,700       1,858,631
  Applied Materials, Inc. (a).....................         59,400       2,535,637
  Belden, Inc.....................................        275,600       5,839,275
  EG&G, Inc.......................................          7,300         203,031
  Emerson Electric Co.............................         71,900       4,498,244
  Grainger (W.W.), Inc............................         16,100         670,162
  Harris Corp.....................................         13,000         476,125
  Honeywell, Inc..................................         20,600       1,551,437
  Intel Corp......................................        269,700      31,976,306
  KLA-Tencor Corp. (a)............................         13,700         594,237
  LSI Logic Corp. (a).............................         23,000         370,875
  Micron Technology, Inc..........................         34,300       1,734,294
  Motorola, Inc...................................         96,800       5,910,850
  National Semiconductor Corp. (a)................         26,700         360,450
  Perkin-Elmer Corp...............................          7,900         770,744
  Rockwell International Corp.....................         32,500       1,578,281
  Solectron Corp..................................          5,200         483,275
  Tektronix, Inc..................................          8,200         246,512
  Texas Instruments, Inc..........................         63,200       5,407,550
  Thomas & Betts Corp.............................          9,000         389,812
                                                                   --------------
                                                                       68,121,290
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.1%
  Giant Cement Holding, Inc. (a)..................        244,900       6,061,275
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.2%
  Browning-Ferris Industries, Inc.................         29,800         847,437
  Waste Management, Inc...........................        256,562      11,962,203
                                                                   --------------
                                                                       12,809,640
                                                                   --------------
FINANCIAL SERVICES -- 3.0%
  American Express Co.............................         73,300       7,494,925
  Associates First Capital Corp...................        112,390       4,762,526
  Bear Stearns Companies, Inc.....................         17,500         654,062
  Block (H.R.), Inc...............................         17,000         765,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B21

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FINANCIAL SERVICES (CONT'D.)
  Capital One Financial Corp......................         10,200  $    1,173,000
  Citigroup, Inc..................................        584,451      28,930,324
  Countrywide Credit Industries, Inc..............         17,600         883,300
  Dun & Bradstreet Corp...........................         27,600         871,125
  Federal Home Loan Mortgage Corp.................        109,600       7,062,350
  Federal National Mortgage Association...........        167,500      12,395,000
  Fifth Third Bancorp.............................         41,100       2,930,944
  Franklin Resources, Inc.........................         41,000       1,312,000
  Household International, Inc....................         78,392       3,106,283
  Lehman Brothers Holdings, Inc...................        724,900      31,940,906
  MBNA Corp.......................................        121,800       3,037,387
  Merrill Lynch & Co., Inc........................        294,000      19,624,500
  Morgan Stanley Dean Witter & Co.................        317,795      22,563,445
  Paychex, Inc....................................         23,000       1,183,062
  Schwab (Charles) Corp. (a)......................         64,500       3,624,094
  SLM Holding Corp................................         26,000       1,248,000
  State Street Corp...............................         26,100       1,815,581
  SunAmerica, Inc.................................         31,700       2,571,662
  Transamerica Corp...............................         10,200       1,178,100
  Washington Mutual, Inc..........................         92,336       3,526,081
                                                                   --------------
                                                                      164,653,657
                                                                   --------------
FOOD & BEVERAGES -- 2.3%
  Anheuser-Busch Companies, Inc...................         79,400       5,210,625
  Archer-Daniels-Midland Co.......................        101,115       1,737,914
  Bestfoods.......................................         46,700       2,486,775
  Brown-Forman Corp. (Class "B" Stock)............         11,200         847,700
  Campbell Soup Co................................         74,000       4,070,000
  Coca-Cola Co....................................        395,900      26,475,812
  Coca-Cola Enterprises, Inc......................         62,000       2,216,500
  ConAgra, Inc....................................         77,100       2,428,650
  Coors (Adolph) Co. (Class "B" Stock)............          6,000         338,625
  General Mills, Inc..............................         25,700       1,998,175
  Heinz (H.J.) & Co...............................         59,300       3,357,862
  Hershey Foods Corp..............................         23,200       1,442,750
  Kellogg Co......................................         66,600       2,272,725
  PepsiCo, Inc....................................        240,300       9,837,281
  Pioneer Hi-Bred International, Inc..............         39,600       1,069,200
  Quaker Oats Co..................................         22,400       1,332,800
  Ralston-Ralston Purina Group....................         52,000       1,683,500
  RJR Nabisco Holdings Corp.......................      1,124,200      33,374,688
  Sara Lee Corp...................................        149,600       4,216,850
  Seagram Co., Ltd................................         57,800       2,196,400
  Sysco Corp......................................         55,200       1,514,550
  Whitman Corp....................................        545,200      13,834,450
  Wrigley (William) Jr. Co........................         18,800       1,683,775
                                                                   --------------
                                                                      125,627,607
                                                                   --------------
FOREST PRODUCTS -- 1.5%
  Boise Cascade Corp..............................        669,400      20,751,400
  Champion International Corp.....................        404,400      16,378,200
  Fort James Corp.................................         35,200       1,408,000
  Georgia-Pacific Corp............................         15,000         878,437
  International Paper Co..........................         49,000       2,195,812
  Louisiana-Pacific Corp..........................        706,600      12,939,612
  Mead Corp.......................................        406,800      11,924,325
  Potlatch Corp...................................          4,700         173,312
  Temple-Inland, Inc..............................          9,100         539,744
                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FOREST PRODUCTS (CONT'D.)
  Union Camp Corp.................................         11,300  $      762,750
  Westvaco Corp...................................         16,600         445,087
  Weyerhaeuser Co.................................         32,300       1,641,244
  Willamette Industries, Inc......................        302,500      10,133,750
                                                                   --------------
                                                                       80,171,673
                                                                   --------------
GAS PIPELINES -- 0.1%
  Columbia Energy Group...........................         13,500         779,625
  Consolidated Natural Gas Co.....................         15,500         837,000
  Peoples Energy Corp.............................          5,700         227,287
  Sempra Energy...................................         37,053         940,220
  Sonat, Inc......................................         17,800         481,712
  Williams Companies, Inc.........................         66,600       2,077,087
                                                                   --------------
                                                                        5,342,931
                                                                   --------------
HOSPITALS/HOSPITAL MANAGEMENT -- 0.6%
  Columbia/HCA Healthcare Corp....................        911,500      22,559,625
  HBO & Co........................................         71,300       2,045,419
  Healthsouth Corp. (a)...........................         65,700       1,014,244
  Humana, Inc. (a)................................         26,600         473,812
  IMS Health, Inc.................................         26,300       1,984,006
  Manor Care, Inc.................................         13,300         390,687
  Service Corp. International.....................         40,800       1,552,950
  Shared Medical Systems Corp.....................          4,200         209,475
  Tenet Healthcare Corp. (a)......................         49,700       1,304,625
                                                                   --------------
                                                                       31,534,843
                                                                   --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.3%
  Clorox Co.......................................         16,700       1,950,769
  Kimberly-Clark Corp.............................         90,100       4,910,450
  Leggett & Platt, Inc............................        470,800      10,357,600
                                                                   --------------
                                                                       17,218,819
                                                                   --------------
HOUSING RELATED -- 1.3%
  Armstrong World Industries, Inc.................          6,500         392,031
  Fleetwood Enterprises, Inc......................          6,100         211,975
  Hanson, PLC, ADR, (United Kingdom)..............      1,221,100      47,622,900
  Kaufman & Broad Home Corp.......................          6,400         184,000
  Lowe's Companies, Inc...........................         56,800       2,907,450
  Masco Corp......................................         53,500       1,538,125
  Maytag Corp.....................................         15,400         958,650
  Owens Corning...................................        413,400      14,649,862
  Stanley Works...................................         14,400         399,600
  Tupperware Corp.................................          9,900         162,731
  Whirlpool Corp..................................         12,100         670,037
                                                                   --------------
                                                                       69,697,361
                                                                   --------------
INSURANCE -- 2.3%
  Aetna, Inc......................................         24,100       1,894,862
  Allstate Corp...................................        135,800       5,245,275
  American General Corp...........................         41,100       3,205,800
  American International Group, Inc...............        169,200      16,348,950
  Aon Corp........................................         27,100       1,500,662
  Berkley (W.R.) Corp.............................        175,850       5,989,891
  Berkshire Hathaway, Inc. (Class "B" Stock)......            494       1,159,725
  Chubb Corp......................................         27,600       1,790,550
  CIGNA Corp......................................         36,000       2,783,250
  Cincinnati Financial Corp.......................         26,700         977,887
  Conseco, Inc....................................         50,687       1,549,121
  Financial Security Assurance Holdings Ltd.......        140,100       7,600,425

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B22

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
INSURANCE (CONT'D.)
  Hartford Financial Services Group, Inc..........         38,300  $    2,101,712
  Jefferson-Pilot Corp............................         17,200       1,290,000
  Lincoln National Corp...........................         16,600       1,358,087
  Marsh & McLennan Companies, Inc.................         41,300       2,413,469
  MBIA, Inc.......................................         15,900       1,042,444
  Magic Investment Corp...........................         18,500         736,531
  Progressive Corp................................         11,700       1,981,687
  Provident Companies, Inc........................        238,400       9,893,600
  Reinsurance Group of America, Inc...............        474,600      33,222,000
  SAFECO Corp.....................................         22,900         983,269
  St. Paul Companies, Inc.........................         37,400       1,299,650
  TIG Holdings, Inc...............................        351,200       5,465,550
  Torchmark Corp..................................         22,700         801,594
  Trenwick Group, Inc.............................        273,300       8,916,413
  United Healthcare Corp..........................         30,500       1,313,406
  UNUM Corp.......................................         22,500       1,313,438
                                                                   --------------
                                                                      124,179,248
                                                                   --------------
INTRUMENTS - CONTROLS -- 0.1%
  Parker-Hannifin Corp............................        194,900       6,382,975
                                                                   --------------
LEISURE -- 0.3%
  Brunswick Corp..................................         16,200         400,950
  Carnival Corp. (Class "A" Stock)................         78,500       3,768,000
  Disney (Walt) Co................................        328,300       9,849,000
  Harrah's Entertainment, Inc. (a)................         16,400         257,275
  Hilton Hotels Corp..............................         40,600         776,475
  King World Productions, Inc.....................         11,900         350,306
  Marriott International, Inc. (Class "A"
    Stock)........................................         41,400       1,200,600
  Mirage Resorts, Inc. (a)........................         29,100         434,681
                                                                   --------------
                                                                       17,037,287
                                                                   --------------
MACHINERY -- 0.6%
  Briggs & Stratton Corp..........................          4,000         199,500
  Case Corp.......................................        369,200       8,053,175
  Caterpillar, Inc................................         60,400       2,778,400
  Cooper Industries, Inc..........................         19,600         934,675
  Deere & Co......................................         40,500       1,341,563
  Dover Corp......................................         36,100       1,322,163
  DT Industries, Inc..............................        146,800       2,312,100
  Eaton Corp......................................         11,600         819,975
  Global Industrial Technologies, Inc. (a)........        258,100       2,758,444
  Harnischfeger Industries, Inc...................          7,800          79,463
  Ingersoll-Rand Co...............................         26,900       1,262,619
  Milacron, Inc...................................          6,400         123,200
  Paxar Corp......................................        954,575       8,531,514
  Snap-On, Inc....................................          9,900         344,644
  Timken Co.......................................         10,200         192,525
                                                                   --------------
                                                                       31,053,960
                                                                   --------------
MANUFACTURING -- 0.5%
  Flowserve Corp..................................        161,991       2,682,976
  Hussmann International, Inc.....................        272,600       5,281,625
  Illinois Tool Works, Inc........................         40,400       2,343,200
  Smith (A.O.) Corp...............................        433,350      10,644,159
  Tyco International Ltd..........................        102,157       7,706,469
                                                                   --------------
                                                                       28,658,429
                                                                   --------------
                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------

MEDIA -- 2.2%
  CBS Corp. (a)...................................        910,000  $   29,802,500
  Central Newspapers, Inc.(Class "A" Stock).......        205,300      14,666,119
  Clear Channel Communications, Inc. (a)..........         40,000       2,180,000
  Comcast Corp. (Special Class "A" Stock).........         57,600       3,380,400
  Donnelley (R.R.) & Sons Co......................         23,700       1,038,356
  Dow Jones & Co., Inc............................         15,600         750,750
  Gannett Co., Inc................................         46,000       3,044,625
  Houghton Mifflin Co.............................        240,700      11,373,075
  Interpublic Group of Companies, Inc.............         21,200       1,690,700
  Knight-Ridder, Inc..............................        251,600      12,863,051
  Lee Enterprises, Inc............................        208,900       6,580,350
  McGraw-Hill, Inc................................         16,100       1,640,188
  Mediaone Group, Inc.............................         98,500       4,629,500
  Meredith Corp...................................          8,600         325,725
  New York Times Co. (Class "A" Stock)............         31,200       1,082,250
  Tele-Communications, Inc. (Class "A"
    Stock) (a)....................................         82,268       4,550,449
  Time Warner, Inc................................        189,400      11,754,638
  Times Mirror Co. (Class "A" Stock)..............         14,300         800,800
  Tribune Co......................................         19,900       1,313,400
  Viacom, Inc. (Class "B" Stock) (a)..............         57,300       4,240,200
                                                                   --------------
                                                                      117,707,076
                                                                   --------------
METALS-FERROUS -- 0.8%
  AK Steel Holding Corp...........................        880,000      20,680,000
  Allegheny Teledyne, Inc.........................         31,800         649,913
  Bethlehem Steel Corp. (a).......................        924,400       7,741,851
  LTV Corp........................................        841,400       4,890,638
  Material Sciences Corp. (a).....................        397,900       3,382,150
  National Steel Corp. (Class "B" Stock) (a)......        172,800       1,231,200
  Nucor Corp......................................         14,200         614,150
  USX-U.S. Steel Group, Inc.......................        291,100       6,695,300
  Worthington Industries, Inc.....................         15,700         196,250
                                                                   --------------
                                                                       46,081,452
                                                                   --------------
METALS-NON FERROUS -- 1.0%
  Alcan Aluminum Ltd..............................         36,900         998,606
  Aluminum Company of America.....................        678,200      50,568,287
  Cyprus Amax Minerals Co.........................         15,100         151,000
  Inco Ltd........................................         27,000         285,188
  Reynolds Metals Co..............................         11,900         626,981
                                                                   --------------
                                                                       52,630,062
                                                                   --------------
MINERAL RESOURCES
  ASARCO, Inc.....................................          6,500          97,906
  Burlington Resources, Inc.......................         28,600       1,024,237
  Homestake Mining Co.............................         34,300         315,131
  Phelps Dodge Corp...............................          9,500         483,313
                                                                   --------------
                                                                        1,920,587
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.9%
  AES Corp........................................         25,000       1,184,375
  Coltec Industries, Inc..........................        179,200       3,494,400
  Crane Co........................................         11,100         335,081
  Danaher Corp....................................         14,000         760,375
  Donaldson Co., Inc..............................        448,600       9,308,450
  Ecolab, Inc.....................................         20,900         756,319

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B23

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MISCELLANEOUS - BASIC INDUSTRY (CONT'D.)
  IDEX Corp.......................................        246,700  $    6,044,150
  ITT Industries, Inc.............................         19,300         767,175
  Laidlaw, Inc....................................         53,300         536,331
  Mark IV Industries, Inc.........................        355,500       4,621,500
  Millipore Corp..................................          7,000         199,063
  NACCO Industries, Inc. (Class "A" Stock)........          1,300         119,600
  Pall Corp.......................................         20,200         511,313
  PPG Industries, Inc.............................         28,900       1,683,425
  Textron, Inc....................................         26,700       2,027,531
  Thermo Electron Corp. (a).......................         25,800         436,988
  Trinity Industries, Inc.........................        214,100       8,242,850
  Wolverine Tube, Inc. (a)........................        155,300       3,261,300
  York International Corp.........................        110,600       4,513,863
                                                                   --------------
                                                                       48,804,089
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STAPLE -- 0.6%
  American Greetings Corp. (Class "A" Stock)......         11,800         484,538
  Black & Decker Corp.............................         15,400         863,362
  Corning, Inc....................................         37,400       1,683,000
  Eastman Kodak Co................................        195,400      14,068,800
  Jostens, Inc....................................          6,300         164,981
  Minnesota Mining & Manufacturing Co.............         66,200       4,708,475
  Polaroid Corp...................................          7,300         136,419
  Rubbermaid, Inc.................................         24,300         763,931
  Unilever N.V., ADR, (United Kingdom)............        103,800       8,608,913
                                                                   --------------
                                                                       31,482,419
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc....................................         27,600         940,125
                                                                   --------------
OIL & GAS -- 2.4%
  Amerada Hess Corp...............................         14,800         736,300
  Amoco Corp......................................        154,200       9,309,825
  Anadarko Petroleum Corp.........................         19,400         598,975
  Ashland, Inc....................................         12,200         590,175
  Atlantic Richfield Co...........................         52,000       3,393,000
  Basin Exploration, Inc. (a).....................         71,400         896,963
  Cabot Oil & Gas Corp. (Class "A" Stock).........        363,800       5,457,000
  Chevron Corp....................................        106,500       8,832,844
  Coastal Corp....................................         34,500       1,205,344
  Eastern Enterprises.............................          3,300         144,375
  Enron Oil & Gas Co..............................        198,700       3,427,575
  Exxon Corp......................................        393,100      28,745,438
  Kerr-McGee Corp.................................          7,700         294,525
  Mobil Corp......................................        125,500      10,934,188
  Murphy Oil Corp.................................        114,000       4,702,500
  NICOR, Inc......................................          7,800         329,550
  Noble Affiliates, Inc...........................        208,900       5,144,163
  Phillips Petroleum Co...........................         42,600       1,815,825
  Pioneer Natural Resources Co....................      1,488,431      13,023,771
  Royal Dutch Petroleum Co........................        345,700      16,550,388
  Seagull Energy Corp. (a)........................        245,500       1,549,719
  Sunoco, Inc.....................................         15,300         551,756
  Texaco, Inc.....................................         87,700       4,637,138
  Union Pacific Resources Group, Inc..............         41,200         373,375
  Unocal Corp.....................................         39,900       1,164,581
                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
OIL & GAS (CONT'D.)
  USX-Marathon Group..............................         46,800  $    1,409,850
  Western Gas Resources, Inc......................        423,100       2,432,825
                                                                   --------------
                                                                      128,251,968
                                                                   --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.7%
  Elf Aquitaine SA, ADR, (France).................        513,400      29,071,275
  Occidental Petroleum Corp.......................         57,100         963,563
  Oryx Energy Co. (a).............................        524,100       7,042,594
                                                                   --------------
                                                                       37,077,432
                                                                   --------------
OIL & GAS SERVICES -- 1.3%
  Apache Corp.....................................         15,500         392,344
  Baker Hughes, Inc...............................         51,340         908,076
  Enron Corp......................................         53,200       3,035,725
  Halliburton Co..................................         70,900       2,100,413
  Helmerich & Payne, Inc..........................          8,200         158,875
  J. Ray McDermott, SA............................        672,900      16,443,994
  McDermott International, Inc....................      1,745,600      43,094,501
  ONEOK, Inc......................................          5,000         180,625
  Rowan Companies, Inc. (a).......................         14,100         141,000
  Schlumberger Ltd................................         85,800       3,957,525
                                                                   --------------
                                                                       70,413,078
                                                                   --------------
PRECIOUS METALS -- 0.1%
  Apex Silver Mines Ltd...........................        340,400       2,808,300
  Barrick Gold Corp...............................         60,400       1,177,800
  Battle Mountain Gold Co.........................         37,200         153,450
  Freeport-McMoRan Copper & Gold, Inc. (Class "B"
    Stock)........................................         31,400         327,738
  Newmont Mining Corp.............................         25,400         458,788
  Placer Dome, Inc................................         40,000         460,000
                                                                   --------------
                                                                        5,386,076
                                                                   --------------
RAILROADS -- 0.1%
  Burlington Northern Santa Fe Corp...............         75,900       2,561,625
  CSX Corp........................................         35,400       1,469,100
  Norfolk Southern Corp...........................         61,100       1,936,106
  Union Pacific Corp..............................         40,000       1,802,500
                                                                   --------------
                                                                        7,769,331
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 1.2%
  Crescent Operating, Inc.........................         67,240         319,390
  Crescent Real Estate Equities Co................      1,377,600      31,684,800
  Equity Residential Properties Trust.............        150,900       6,102,019
  Vornado Operating, Inc. (a).....................         20,000         161,250
  Vornado Realty Trust (a)........................        745,100      25,147,125
                                                                   --------------
                                                                       63,414,584
                                                                   --------------
RESTAURANTS -- 0.2%
  Darden Restaurants, Inc.........................         19,000         342,000
  McDonald's Corp.................................        111,700       8,559,013
  Tricon Global Restaurants, Inc. (a).............         24,600       1,233,075
  Wendy's International, Inc......................         21,500         468,969
                                                                   --------------
                                                                       10,603,057
                                                                   --------------
RETAIL -- 3.7%
  Albertson's, Inc................................         39,800       2,534,763
  American Stores Co..............................         44,300       1,636,331
  AutoZone, Inc. (a)..............................         24,600         810,263
  Bombay Co., Inc. (a)............................        571,600       3,179,525
  Charming Shoppes, Inc. (a)......................      3,332,400      14,370,975
  Circuit City Stores, Inc........................         16,000         799,000
  Consolidated Stores Corp........................         17,400         351,263
  Costco Companies, Inc. (a)......................         34,700       2,504,906

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B24

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
RETAIL (CONT'D.)
  CVS Corp........................................         62,000  $    3,410,000
  Dayton-Hudson Corp..............................         70,800       3,840,900
  Designs, Inc. (a)...............................        203,900         395,056
  Dillard's, Inc..................................        148,300       4,208,013
  Dollar General Corp.............................         27,500         649,688
  Federated Department Stores, Inc. (a)...........         34,000       1,481,125
  Fred Meyer, Inc.................................         23,000       1,385,750
  Great Atlantic & Pacific Tea Co., Inc...........          6,200         183,675
  Harcourt General, Inc...........................         11,500         611,656
  Home Depot, Inc.................................        237,200      14,513,675
  IKON Office Solutions, Inc......................         21,800         186,663
  J.C. Penney Co., Inc............................         40,500       1,898,438
  Jan Bell Marketing, Inc. (a)....................        295,700       1,903,569
  Kmart Corp. (a).................................      2,576,000      39,445,000
  Kohl's Corp. (a)................................         25,200       1,548,225
  Kroger Co. (a)..................................         41,300       2,498,650
  Liz Claiborne, Inc..............................         10,900         344,031
  Longs Drug Stores, Inc..........................          6,300         236,250
  May Department Stores Co........................         37,500       2,264,063
  Newell Co.......................................         25,800       1,064,250
  Nordstrom, Inc..................................         28,900       1,002,469
  Pep Boys - Manny, Moe & Jack....................         10,300         161,581
  Phillips-Van Heusen Corp........................        389,200       2,797,375
  Rite Aid Corp...................................         41,800       2,071,713
  Safeway, Inc. (a)...............................         72,000       4,387,500
  Sears, Roebuck & Co.............................         63,500       2,698,750
  Sherwin-Williams Co.............................         28,000         822,500
  Staples, Inc. (a)...............................         43,000       1,878,563
  Supervalu, Inc..................................         19,400         543,200
  Tandy Corp......................................         16,700         687,831
  The Gap, Inc....................................         96,300       5,416,875
  The Limited, Inc................................        826,500      24,071,813
  TJX Companies, Inc..............................         52,400       1,519,600
  Toys 'R' Us, Inc. (a)...........................        404,100       6,819,188
  Wal-Mart Stores, Inc............................        360,200      29,333,788
  Walgreen Co.....................................         80,300       4,702,569
  Winn-Dixie Stores, Inc..........................         24,100       1,081,488
                                                                   --------------
                                                                      198,252,506
                                                                   --------------
RUBBER -- 0.2%
  Cooper Tire & Rubber Co.........................         12,800         261,600
  Goodyear Tire & Rubber Co.......................        186,400       9,401,550
                                                                   --------------
                                                                        9,663,150
                                                                   --------------
TELECOMMUNICATIONS -- 3.4%
  Airtouch Communications, Inc. (a)...............         91,400       6,592,225
  Alcatel Alsthom, ADR, (France)..................        513,000      12,536,438
  Alltel Corp.....................................         43,000       2,571,938
  Ameritech Corp..................................        177,500      11,249,063
  Andrew Corp. (a)................................         14,300         235,950
  Ascend Communications, Inc. (a).................         31,300       2,057,975
  AT&T Corp.......................................        290,800      21,882,700
  Bell Atlantic Corp..............................        251,800      14,305,388
  BellSouth Corp..................................        316,000      15,760,500
  Deutsche Telekom AG, ADR, (Germany).............        185,000       6,058,750
  Frontier Corp...................................         26,700         907,800
  General Instrument Corp.........................         24,000         814,500
  GTE Corp........................................        155,300      10,473,044
  Lucent Technologies, Inc........................        211,000      23,210,000
                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
TELECOMMUNICATIONS (CONT'D.)
  MCI WorldCom, Inc...............................        287,270  $   20,611,623
  Nextel Communications, Inc. (Class "A"
    Stock) (a)....................................         42,500       1,004,063
  Northern Telecom Ltd............................        105,800       5,303,225
  SBC Communications, Inc.........................        313,200      16,795,350
  Scientific-Atlanta, Inc.........................         12,800         292,000
  Sprint Corp.....................................         69,700       5,863,513
  Sprint Corp. (PCS Group)........................         46,850       1,083,406
  Tellabs, Inc. (a)...............................         30,600       2,098,013
  US West, Inc....................................         80,441       5,198,500
                                                                   --------------
                                                                      186,905,964
                                                                   --------------
TEXTILES -- 0.1%
  National Service Industries, Inc................          6,900         262,200
  Pillowtex Corp. (a).............................         73,932       1,977,681
  Russell Corp....................................          5,900         119,844
  Springs Industries, Inc.........................          3,300         136,744
  Tultex Corp. (a)................................        362,600         317,275
  VF Corp.........................................         19,800         928,125
                                                                   --------------
                                                                        3,741,869
                                                                   --------------
TOBACCO -- 0.8%
  Philip Morris Co., Inc..........................        801,400      42,874,900
  UST, Inc........................................         29,800       1,039,275
                                                                   --------------
                                                                       43,914,175
                                                                   --------------
TOYS
  Hasbro, Inc.....................................         21,600         780,300
  Mattel, Inc.....................................         47,200       1,076,750
                                                                   --------------
                                                                        1,857,050
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp. (a).......................         23,800       2,118,200
  Ryder System, Inc...............................         12,400         322,400
  Yellow Corp. (a)................................        178,700       3,417,638
                                                                   --------------
                                                                        5,858,238
                                                                   --------------
UTILITY - ELECTRIC -- 0.7%
  Ameren Corp.....................................         22,200         947,663
  American Electric Power Co., Inc................         30,700       1,444,819
  Baltimore Gas & Electric Co.....................         24,000         741,000
  Carolina Power & Light Co.......................         24,400       1,148,325
  Central & South West Corp.......................         34,400         943,850
  CINergy Corp....................................         25,600         880,000
  Consolidated Edison, Inc........................         38,100       2,014,538
  Dominion Resources, Inc.........................         31,400       1,467,950
  DTE Energy Co...................................         23,500       1,007,563
  Duke Energy Corp................................         58,300       3,734,844
  Edison International............................         58,900       1,641,838
  Entergy Corp....................................         39,600       1,232,550
  FirstEnergy Corp. (a)...........................         37,300       1,214,581
  FPL Group, Inc..................................         29,500       1,817,938
  GPU, Inc........................................         20,600         910,263
  Houston Industries, Inc.........................         47,600       1,529,150
  New Century Energies, Inc.......................         15,000         731,250
  Niagara Mohawk Power Corp. (a)..................         24,300         391,838
  Northern States Power Co........................         24,200         671,550
  Pacific Gas & Electric Co.......................         61,800       1,946,700
  PacifiCorp......................................         48,100       1,013,106
  PECO Energy Co..................................         36,100       1,502,663
  PP&L Resources, Inc.............................         26,900         749,838
  Public Service Enterprise Group, Inc............         37,600       1,504,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B25

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
UTILITY - ELECTRIC (CONT'D.)
  Southern Co.....................................        111,800  $    3,249,188
  Texas Utilities Co..............................         44,500       2,077,594
  Unicom Corp.....................................         35,100       1,353,544
                                                                   --------------
                                                                       37,868,143
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,611,554,092)..........................................   2,858,308,143
                                                                   --------------
PREFERRED STOCKS -- 0.8%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Capital Corp. (Portugal)........      1,000,000      25,000,000
                                                                   --------------
TELECOMMUNICATIONS -- 0.3%
  Telecomunicacoes Brasileiras S.A., ADR
    (Brazil)......................................        223,400      16,238,388
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $47,988,630).............................................      41,238,388
                                                                   --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
LONG-TERM BONDS -- 35.1%                            (UNAUDITED)     (000)
                                                    ------------  ---------
AEROSPACE -- 0.7%
  Raytheon Co.,
    5.95%, 03/15/01...............................      Baa1      $  14,000      14,122,920
    6.40%, 12/15/18...............................      Baa1         25,000      24,812,500
                                                                             --------------
                                                                                 38,935,420
                                                                             --------------
AIRLINES -- 2.3%
  Continental Airlines, Inc.,
    8.00%, 12/15/05...............................      Ba2          15,000      14,821,500
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      24,187,118
    10.375%, 02/01/11.............................      Ba1          31,250      39,896,250
  United Airlines, Inc.,
    10.67%, 05/01/04..............................      Baa3         19,500      23,072,400
    11.21%, 05/01/14..............................      Baa3         17,500      22,981,000
                                                                             --------------
                                                                                124,958,268
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.2%
  California Infrastructure,
    1997-1 6.17%, 03/25/03........................       A3           4,000       4,049,040
  Standard Credit Card Master Trust, 1993-2A
    5.95%, 10/07/04...............................      Aaa           4,500       4,566,060
                                                                             --------------
                                                                                  8,615,100
                                                                             --------------
AUTO - CARS & TRUCKS -- 0.2%
  Navistar International Corp.,
    7.00%, 02/01/03...............................      Ba1          11,500      11,501,797
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 1.9%
  Banco de Commercio Exterior de Columbia, SA,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................       NR           5,500       5,390,000
  Bank of Nova Scotia (Canada),
    6.50%, 07/15/07...............................       A1           5,400       5,437,692
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  Bayerische Landesbank Girozentrale (Germany),
    5.875%, 12/01/08..............................      Aaa       $  12,500  $   12,780,000
  Capital One Bank,
    6.844%, 06/13/00..............................      Baa3         23,900      24,081,401
  Central Hispano Financial Services (Portugal),
    6.188%, 04/28/05..............................       A3           5,000       4,966,600
  Citicorp, M.T.N.,
    6.375%, 11/15/08..............................       A1          12,500      12,924,625
  Kansallis-Osake-Pankki (Finland),
    8.65%, 01/01/49...............................      Baa1          9,000       9,132,480
  National Australia Bank (Australia),
    6.40%, 12/10/07...............................       A1           8,700       8,874,000
    6.60%, 12/10/07...............................       A1           5,000       5,182,500
  Okobank (Finland),
    6.75%, 09/27/49...............................       A3          16,250      16,233,750
                                                                             --------------
                                                                                105,003,048
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.0%
  Cable & Wire Communications PLC (United
    Kingdom),
    6.75%, 12/01/08...............................      Baa1         12,100      12,334,740
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Ba2           5,100       5,409,876
  Rogers Cablesystems, Inc. (Canada),
    10.00%, 03/15/05..............................      Ba3           2,000       2,240,000
  Tele-Communications, Inc.,
    6.34%, 02/01/02...............................      Ba1           8,500       8,706,125
    7.375%, 02/15/00..............................      Ba1           6,000       6,130,500
    9.875%, 06/15/22..............................      Baa3         12,878      18,257,784
                                                                             --------------
                                                                                 53,079,025
                                                                             --------------
COMPUTERS SOFTWARE & SERVICES -- 0.3%
  Computer Associates International, Inc.,
    6.375%, 04/15/05..............................      Baa1         13,750      13,607,550
                                                                             --------------
CONSULTING -- 0.6%
  Comdisco, Inc.,
    5.94%, 04/13/00...............................      Baa1         12,500      12,468,750
    6.32%, 11/27/00...............................      Baa1         19,000      19,088,540
    6.375%, 11/30/01..............................      Baa1          2,700       2,711,691
                                                                             --------------
                                                                                 34,268,981
                                                                             --------------
CONSUMER SERVICES -- 0.6%
  Loewen Group, Inc.,
    7.20%, 06/01/03...............................      Ba3          20,000      16,800,000
    7.60%, 06/01/08...............................      Ba3          16,200      12,798,000
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,588,375
                                                                             --------------
                                                                                 32,186,375
                                                                             --------------
CONTAINERS -- 0.7%
  Owens-Illinois, Inc.,
    7.15%, 05/15/05...............................      Ba1          40,000      40,088,400
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B26

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
DRUGS & MEDICAL SUPPLIES -- 0.1%
  Mallinckrodt, Inc.,
    6.30%, 03/15/11 (b)...........................      Baa2      $   8,000  $    7,876,500
                                                                             --------------
FINANCIAL SERVICES -- 7.7%
  Advanta Corp., M.T.N.,
    6.99%, 10/18/99...............................      Ba3          10,000       9,632,000
  Associates Corp.,
    6.95%, 11/01/18...............................      Aa3          29,000      30,901,820
  AT&T Capital Corp,
    7.50%, 11/15/00...............................      Baa3         40,000      40,489,600
  AT&T Capital Corp., M.T.N.,
    6.25%, 05/15/01...............................      Baa3         16,500      16,275,435
  Calair Capital Corp.,
    8.125%, 04/01/08..............................      Ba2           6,000       5,867,700
  Conseco, Inc.,
    6.40%, 06/15/11...............................      Baa2         25,000      23,972,500
    6.80%, 06/15/05...............................      Baa3          2,000       1,815,600
    8.70%, 11/15/26...............................      Ba2          30,038      27,443,161
    8.796%, 04/01/27..............................      Ba2          10,200       9,325,860
  ContiFinancial Corp.,
    7.50%, 03/15/02...............................      Ba1           7,740       5,418,000
    8.125%, 04/01/08..............................      Ba1          10,700       7,276,000
    8.375%, 08/15/03..............................      Ba1           8,000       5,600,000
  Enterprise Rent-A-Car USA Finance Co.,
    6.35%, 01/15/01...............................      Baa3         21,000      21,050,610
    6.95%, 03/01/04...............................      Baa2          7,500       7,569,900
    7.00%, 06/15/00...............................      Baa3         13,500      13,557,645
  General Motors Acceptance Corp., M.T.N.,
    5.95%, 04/20/01...............................       A3          14,700      14,817,600
  International Lease Finance Corp.,
    6.00%, 05/15/02...............................       A1          43,100      43,502,123
  Lehman Brothers Holdings, Inc.,
    6.40%, 08/30/00...............................      Baa1         25,650      25,656,413
  MCN Investment Corp.,
    6.30%, 04/02/11...............................      Baa2          8,250       8,194,725
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,
    6.875%, 11/15/18..............................      Aa3          18,500      19,178,025
  Morgan Stanley Dean Witter & Co., M.T.N.,
    5.89%, 03/20/00...............................       A1          15,000      15,105,600
    6.09%, 03/09/11...............................       A1          15,000      15,200,250
  PT Alatief Freeport Co. (Netherlands),
    9.75%, 04/15/01(a)/(c)........................      Ba2           7,600       5,472,000
  Salomon, Inc., M.T.N.,
    6.59%, 02/21/01...............................      Baa1          8,250       8,408,400
    6.75%, 08/15/03...............................      Baa1          5,000       5,162,200
    7.25%, 05/01/01...............................      Baa1          8,625       8,933,430
  Textron Financial Corp.,
    6.05%, 03/16/09 1997-A........................      Aaa          17,639      17,672,740
                                                                             --------------
                                                                                413,499,337
                                                                             --------------
FOREST PRODUCTS -- 0.2%
  Fort James Corp.,
    6.234%, 03/15/11 1997-A.......................      Baa3         11,000      11,103,510
                                                                             --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------

INDUSTRIAL -- 2.0%
  Compania Sud Americana de Vapores, S.A. (Chile),
    7.375%, 12/08/03..............................       NR       $   5,650  $    5,070,875
  Scotia Pacific Co.,
    7.71%, 01/20/14...............................       NR           9,800       9,327,248
    7.71%, 01/20/14...............................       NR          29,500      26,428,460
  Security Capital Group,
    6.95%, 06/15/05...............................      Baa1          4,500       4,297,500
  U.S. Filter Corp.,
    6.375%, 05/15/01..............................      Ba1          20,000      19,785,600
    6.50%, 05/15/03...............................      Ba1          42,000      40,911,780
                                                                             --------------
                                                                                105,821,463
                                                                             --------------
LODGING -- 1.0%
  ITT Corp.,
    6.25%, 11/15/00...............................      Baa2         41,983      40,502,679
    6.75%, 11/15/03...............................      Baa2         14,000      12,891,620
                                                                             --------------
                                                                                 53,394,299
                                                                             --------------
MEDIA -- 1.2%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,496,123
  Time Warner Inc.,
    6.625%, 05/15/29..............................      Baa3         36,000      36,628,560
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2          16,850      18,279,386
                                                                             --------------
                                                                                 64,404,069
                                                                             --------------
MISCELLANEOUS -- 0.1%
  Tokai Preferred Capital,
    9.98%, 12/29/49...............................       A3           6,000       5,040,000
                                                                             --------------
OIL & GAS -- 0.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,139,880
                                                                             --------------
OIL & GAS SERVICES -- 2.0%
  KN Energy, Inc.,
    6.30%, 03/01/21...............................      Baa2         20,000      20,056,200
  R&B Falcon Corp.,
    6.50%, 04/15/03...............................      Ba1          15,375      13,965,420
    6.75%, 04/15/05...............................      Ba1          30,000      25,800,000
  Seagull Energy Co.,
    7.50%, 09/15/27...............................      Ba1           8,225       7,366,886
  Williams Companies, Inc.,
    5.95%, 02/15/10...............................      Baa2         41,000      41,045,100
                                                                             --------------
                                                                                108,233,606
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 2.1%
  Colonial Realty,
    7.00%, 07/14/07...............................      Baa3          3,350       3,212,349
  EOP Operating, L.P.,
    6.50%, 06/15/04...............................      Baa1          6,000       5,900,400
    6.625%, 02/15/05..............................      Bbb          18,187      17,827,443
  Equity Residential Properties Trust,
    6.15%, 09/15/00...............................       A3          25,000      24,835,000
    6.63%, 04/13/15...............................       A3          15,300      15,097,428
  Felcor Suites, L.P.,
    7.375%, 10/01/04..............................      Ba1          25,000      23,812,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B27

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REAL ESTATE INVESTMENT TRUST (CONT'D.)
  Gables Realty Trust,
    6.80%, 03/15/05...............................      Baa2      $   7,500  $    7,157,175
  Simon DeBartolo Group, Inc.,
    6.75%, 06/15/05...............................      Baa1         17,500      16,969,750
                                                                             --------------
                                                                                114,812,045
                                                                             --------------
RETAIL -- 2.8%
  Dayton Hudson,
    5.95%, 06/15/00...............................       A3           9,000       9,072,270
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           3,600       3,880,548
    8.50%, 06/15/03...............................      Ba1          54,890      60,542,572
  Meyer (Fred), Inc.,
    7.15%, 03/01/03...............................      Ba2          12,445      12,947,529
  Saks, Inc.,
    7.50%, 12/01/10...............................      Baa3         29,000      28,997,970
    8.25%, 11/15/08...............................      Baa3         19,700      20,882,000
  Sears Roebuck & Co.,
    6.50%, 12/01/28...............................       A2          17,000      16,686,010
                                                                             --------------
                                                                                153,008,899
                                                                             --------------
TELECOMMUNICATIONS -- 2.1%
  360 Communication Co.,
    7.125%, 03/01/03..............................      Ba2          23,776      25,160,952
    7.60%, 04/01/09...............................      Ba1          12,885      14,601,926
  Qwest Communications International Inc.,
    7.50%, 11/01/08...............................      Ba1          39,000      40,560,000
  Sprint Corp.,
    6.875%, 11/15/28..............................      Baa1         26,000      27,021,800
  Worldcom Inc,
    6.125%, 08/15/01..............................      Baa2          7,600       7,721,448
                                                                             --------------
                                                                                115,066,126
                                                                             --------------
TOBACCO -- 0.6%
  Philip Morris Companies, Inc.,
    6.15%, 03/15/10...............................       A2          20,000      20,166,000
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          4,600       4,641,722
    9.25%, 08/15/13...............................      Baa3          7,000       7,197,120
                                                                             --------------
                                                                                 32,004,842
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.2%
  Ryder System, Inc.,
    7.51%, 03/24/00...............................      Baa1          3,000       3,076,080
    8.34%, 01/26/00...............................      Baa1          5,000       5,152,750
                                                                             --------------
                                                                                  8,228,830
                                                                             --------------
UTILITIES -- 1.3%
  Calenergy Co., Inc.,
    6.96%, 09/15/03...............................      Ba1          15,000      15,267,450
    8.48%, 09/15/28...............................      Ba1          23,000      25,427,190
  Enersis SA, (Chile)
    7.40%, 12/01/16...............................      Baa1          6,400       5,267,200
  Niagara Mohawk Power,
    7.00%, 10/01/00...............................      Ba3          25,000      25,250,000
                                                                             --------------
                                                                                 71,211,840
                                                                             --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.1%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................                $  11,800  $    3,521,592
  U.S. Treasury Bond,
    6.25%, 08/15/23...............................                   10,000      11,176,600
  U.S. Treasury Note,
    4.75%, 11/15/08 (b)...........................                    3,700       3,728,897
    5.50%, 08/15/28...............................                    2,475       2,590,632
    6.50%, 05/15/05...............................                    9,600      10,521,024
    7.50%, 02/15/05...............................                    3,100       3,549,500
    6.75%, 08/15/26...............................                  109,900     131,656,903
                                                                             --------------
                                                                                166,745,148
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,900,228,227)....................................................   1,896,834,358
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,559,770,949)....................................................   4,796,380,889
                                                                             --------------

SHORT-TERM INVESTMENTS -- 10.9%
COMMERCIAL PAPER -- 0.4%
  Barton Capital Corp,
    5.35%, 01/04/99...............................       P1           1,700       1,699,242
  Campbell Soup Co.
    4.80%, 01/04/99...............................       P1           1,198       1,197,521
  Countrywide Home Loan,
    5.40%, 01/04/99...............................       P2           1,700       1,699,235
  CXC Inc.,
    5.30%, 01/04/99...............................       P1           1,700       1,699,249
  Dover,
    5.30%, 01/04/99...............................       NR           1,700       1,699,249
  Hershey,
    5.00%, 01/04/99...............................       P1           1,427       1,426,405
  John Hancock Capital Corp.,
    5.25%, 01/07/99...............................       P1           1,700       1,698,513
  Novartis Finance Corp.,
    5.25%, 01/04/99...............................       P1           1,500       1,499,344
  Reed Elsevier, Inc.,
    5.05%, 01/04/99...............................       P1           1,700       1,699,285
  SBC Communications,
    5.00%, 01/04/99...............................       P1           1,700       1,699,291
  Sonoco Products,
    5.35%, 01/04/99...............................       P1           1,000         999,554
  Triple-A One Plus Funding,
    5.30%, 01/04/99...............................       P1           1,500       1,499,338
  Xerox Capital Corp,
    5.30%, 01/04/99...............................       P1           1,700       1,699,249
                                                                             --------------
                                                                                 20,215,475
                                                                             --------------
LOAN PARTICIPATIONS
  Alltel Corp.,
    5.75%, 01/04/99...............................       P1           1,700       1,700,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 1.2%
  AT&T Capital Corp., M.T.N.,
    6.65%, 04/30/99...............................      Baa3         24,500      24,579,870

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B28

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
OTHER CORPORATE OBLIGATIONS (CONT'D.)
  Banco Ganadero, SA, M.T.N., (Colombia),
    9.75%, 08/26/99...............................       NR       $   7,300  $    7,263,500
  Comdisco, Inc.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,541,375
  Okobank (Finland)
    6.793%, 1/14/99 (d)...........................       NR          12,500      12,500,000
  Tele-Communications, Inc.
    6.375%, 09/15/99..............................      Ba1           6,400       6,444,992
                                                                             --------------
                                                                                 63,329,737
                                                                             --------------
U. S. GOVERNMENT OBLIGATION -- 0.4%
  U.S. Treasury Bill,
    4.32%, 03/18/99 (b).........................................        100          99,088
    4.36%, 03/18/99 (b).........................................     22,400      22,193,820
                                                                             --------------
                                                                                 22,292,908
                                                                             --------------
REPURCHASE AGREEMENT -- 8.9%
  Joint Repurchase Agreement Account
    4.693%, 01/04/99 (Note 5)...................................    482,631     482,631,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $590,187,085)......................................................     590,169,120
                                                                             --------------
TOTAL INVESTMENTS -- 99.6%.................................................   5,386,550,009
    (cost $5,149,958,034; Note 6)
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (e).............................
                                                                                    809,059
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%..............................
                                                                                 22,622,320
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $5,409,981,388
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt
  AG    Aktiengesellschaft (German Stock Company)
  L.P.  Limited Partnership
M.T.N.  Medium Term Note
  PLC   Public Limited Company (British Corporation)
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c)  Issue in default.

(d) Indicates a variable rate security. The maturity date presented for this instrument is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 1998.

(e)  Open futures contracts as of December 31, 1998 are as follows:

NUMBER OF                     EXPIRATION   VALUE AT         VALUE AT       APPRECIATION/
CONTRACTS         TYPE          DATE      TRADE DATE   DECEMBER 31, 1998   DEPRECIATION
Long positions:
               U.S. Treasury
  1,241                 Bond   Mar 99    $159,480,156    $  158,576,531     $ (903,625)
  1,134        S&P 500 Index   Mar 99     337,073,687       353,099,250     16,025,563
                                                                           ------------
                                                                            $15,121,938
                                                                           ------------
                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B29

                           HIGH YIELD BOND PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 93.9%                        MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS -- 86.1%                            (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
AEROSPACE -- 0.8%
  BE Aerospace, Sr. Sub. Notes....................       B1        9.50%   11/01/08  $   1,000  $    1,055,000
  Compass Aerospace Corp., Sr. Sub. Notes.........      Caa1      10.125%  04/15/05      1,500       1,447,500
  Sequa Corp., Sr. Sub. Notes.....................       B3       9.375%   12/15/03      2,000       2,070,000
  Stellex Industries, Inc., Sr. Sub. Notes........       B3        9.50%   11/01/07      1,000         870,000
  Transdigm, Inc., Sr. Sub. Notes.................       B3       10.375%  12/01/08      1,000       1,002,500
                                                                                                --------------
                                                                                                     6,445,000
                                                                                                --------------
AUTOMOTIVE PARTS -- 2.0%
  AM General Corp., Sr. Notes.....................       B3       12.875%  05/01/02      3,700       2,960,000
  Hayes Wheels Int'l., Inc., Sr. Sub. Notes.......       B2       9.125%   07/15/07      1,000       1,044,062
  JPS Automotive Products Corp., L.P., Sr.
    Notes.........................................       B2       11.125%  06/15/01      4,000       4,200,000
  Paragon Corp Holdings, Sr. Notes................       B3       9.625%   04/01/08      2,000       1,680,000
  Stanadyne Automotive, Sr. Sub. Notes............      Caa       10.25%   12/15/07      3,000       3,000,000
  Venture Holdings Trust, Sr. Notes...............       NR        9.50%   07/01/05      2,700       2,686,500
                                                                                                --------------
                                                                                                    15,570,562
                                                                                                --------------
BROADCASTING & OTHER MEDIA -- 5.6%
  Ackerley Group, Sr. Sub. Notes..................       B2        9.00%   01/15/09      3,000       3,056,250
  American Lawyer Media Holdings, Inc., Sr. Disc.
    Notes, Zero Coupon
    (until 12/15/02)..............................       B3       12.25%   12/15/08      5,000       3,100,000
  CD Radio, Inc., Sr. Disc. Notes, Zero Coupon
    (until 12/01/02)..............................      Caa       15.00%   12/01/07      4,245       2,589,450
  Chancellor Media Corp., Sr. Sub. Notes..........      Ba3        9.00%   10/01/08      3,500       3,696,875
  Globo Communicacoes E Particip., Sr. Notes
    (Brazil)......................................       NR       10.50%   12/20/06      1,300         832,000
  Grupo Televisa, Sr. Notes (Mexico)..............      Ba2       13.25%   05/15/08      3,000       2,227,500
  Liberty Group Publishing, Sr. Disc. Notes, Zero
    Coupon (until 2/01/03)........................      Caa1      11.625%  02/01/09        550         302,500
  Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon
    (until 3/01/03)...............................       B3       10.00%   03/01/08        500         351,250
  Mail-Well Corp, Sr. Sub. Notes..................       B1        8.75%   12/15/08      4,750       4,797,500
  NTL, Inc., Sr. Notes, Zero Coupon (until
    10/01/03).....................................       B3       12.375%  10/01/08      2,500       1,562,500
  NTL, Inc., Sr. Notes, Zero Coupon (until
    4/01/03)......................................       B3        9.75%   04/01/08      2,000       1,235,000
  Paxson Communications Corp., Sr. Sub. Notes.....       B3       11.625%  10/01/02      2,500       2,537,500
  Radio Unica, Sr. Disc. Note, Zero Coupon (until
    8/01/02)......................................       NR       11.75%   08/01/06      4,750       2,565,000
  SFX Entertainment, Sr. Sub. Notes...............       B3       9.125%   12/01/08      4,000       3,980,000
  Shop At Home, Inc., Sr. Sec'd. Notes............       B1       11.00%   04/01/05      1,250       1,275,000
  Transwestern Publishing, Sr. Disc. Notes, Zero
    Coupon (until 11/15/02).......................       B3       11.875%  11/15/08      3,650       2,418,125
  TV Azteca SA de CV, Sr. Notes (Mexico)..........       NR       10.50%   02/15/07      2,850       2,322,750
  TVN Enterainment Corp., Sr. Notes...............       NR       14.00%   08/01/08      3,750       3,187,500
  Von Hoffman, Sub. Debs..........................       NR       13.50%   05/15/09        609         626,897
  World Color Press, Sr. Sub. Notes...............       B1       8.375%   11/15/08      1,750       1,758,750
                                                                                                --------------
                                                                                                    44,422,347
                                                                                                --------------
BUILDING & RELATED INDUSTRIES -- 2.7%
  Ainsworth Lumber Co., Ltd., Bonds...............       B3       12.50%   07/15/07      5,125       5,073,750
  Engle Homes, Inc., Sr. Notes....................       B1        9.25%   02/01/08      4,400       4,400,000
  Falcon Building Products, Inc., Sr. Sub. Disc.
    Notes, Zero Coupon
    (until 6/15/02)...............................       NR       10.50%   06/15/07      1,900       1,092,500
  New Millenium Homes, Sr. Notes, Zero Coupon
    (until 6/01/99)...............................       NR       13.00%   09/03/04      3,000       2,910,000
  Presley Co., Sr. Sub. Notes.....................       B2       12.50%   07/01/01      6,157       5,202,665
  Webb (Del E.), Sr. Sub. Deb.....................       B2       9.375%   05/01/09      1,000         960,000
  Wickes Lumber Co., Sr. Notes....................       B3       11.625%  12/15/03      2,000       1,690,000
                                                                                                --------------
                                                                                                    21,328,915
                                                                                                --------------
CABLE -- 4.5%
  Adelphia Communications Corp., Sr. Notes........       B2       10.50%   07/15/04        500         547,500
  Adelphia Communications Co., PIK, Sr. Notes.....       B3        9.50%   02/15/04        250         265,625
  Avalon Cable Holding, Sr. Disc. Notes...........      Caa       11.875%  12/01/08      6,000       3,360,000
  Avalon Cable Holding, Sr. Sub. Notes............       B3       9.375%   12/01/08      2,000       2,040,000
  Diamond Cable Communications, Sr. Disc. Notes,
    Zero Coupon (until 2/15/02) (United
    Kingdom)......................................       NR       12.75%   02/15/07      4,000       2,840,000
  Diva Systems Corp., Sr. Disc. Notes, Zero Coupon
    (until 3/01/03)...............................       NR       12.625%  03/01/08      1,000         372,000
  Echostar Satellite, Sr. Disc. Notes, Zero Coupon
    (until 3/15/00)...............................       B3       13.125%  03/15/04      1,500       1,496,250
  Falcon Holding Group, Sr. Disc. Deb., Zero
    Coupon (until 4/15/03)........................       B2       9.285%   04/15/10      2,000       1,350,000
  Intermedia Capital Partners, Sr. Notes..........       B2       11.25%   08/01/06      3,380       3,802,500
  International Cabletel, Inc., Sr. Disc. Notes,
    Zero Coupon (until 4/15/00)...................       B3       12.75%   04/15/05      6,100       5,551,000
  Renaissance Media, Sr. Disc. Notes, Zero Coupon
    (until 4/15/03)...............................       B3       10.00%   04/15/08      1,000         675,000
  Rogers Cablesystems, Inc., Sr. Sec'd. Deb.,
    (Canada)......................................      Ba3       10.00%   12/01/07      1,000       1,125,000
  Rogers Cablesystems, Inc., Sr. Sec'd Notes,
    (Canada)......................................      Ba3       10.00%   03/15/05      1,175       1,960,000
  Scott Cable Communications, Jr. Sub. PIK........       NR       16.00%   07/18/02        108          21,600
  Scott Cable Communications, Dep. Rec., PIK......       NR       15.00%   03/18/02        908       1,016,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B30

DECEMBER 31, 1998

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  Star Choice Communications, Inc., Sr. Notes,
    (Canada)......................................       NR       13.00%   12/15/05  $   3,000  $    3,015,000
  Telewest Communications PLC, Sr. Disc. Deb.,
    Zero Coupon (until 10/01/00) (United
    Kingdom)......................................       B1       11.00%   10/01/07      1,000         832,500
  United International Holdings, Sr. Disc. Notes,
    Zero Coupon (until 2/15/03)...................       B3       10.75%   02/15/08      9,750       5,216,250
                                                                                                --------------
                                                                                                    35,486,975
                                                                                                --------------
CHEMICALS -- 0.8%
  GNI Group, Inc., Sr. Notes......................       B2       10.875%  07/15/05      4,000       3,520,000
  Sterling Chemical Holdings, Inc., Sr. Disc.
    Notes, Zero Coupon (until 8/15/01)............      Caa       13.50%   08/15/08      4,060       1,542,800
  Sterling Chemical Holdings, Inc., Sr. Sub.
    Notes.........................................       B3       11.75%   08/15/06      1,000         850,000
                                                                                                --------------
                                                                                                     5,912,800
                                                                                                --------------
CONSUMER PRODUCTS -- 3.7%
  CB Richard Ellis Services, Inc., Bonds..........      Ba3       8.875%   06/01/06      2,000       1,960,000
  Coinstar Inc., Sr. Disc. Notes, Zero Coupon
    (until 10/01/99)..............................       NR       13.00%   10/01/06      5,025       4,271,250
  Corning Consumer Products, Sr. Sub. Notes.......       B3       9.625%   05/01/08      3,250       2,275,000
  Edison Brothers Corp., Sr. Notes................       NR       11.00%   09/26/07      3,680       1,104,000
  Electronic Retailing Systems, Sr. Disc. Notes,
    Zero Coupon (until 2/01/00)...................       NR       13.25%   02/01/04      2,000         700,000
  Hedstrom Corp., Sr. Sub. Notes..................       B3       10.00%   06/01/07        900         765,000
  Hedstrom Holding, Inc., Sr. Disc. Notes, Zero
    Coupon (until 6/01/02)........................      Caa       12.00%   06/01/09        400         180,000
  Icon Health & Fitness, Sr. Sub. Notes...........      Caa       13.00%   07/15/02      3,000       1,800,000
  IHF Holdings, Inc., Sr. Disc. Notes, Zero Coupon
    (until 11/15/99)..............................       NR       15.00%   11/15/04      2,250         247,500
  Interact Systems, Inc., Sr. Disc. Notes, Zero
    Coupon (until 8/1/99)(b) (cost $4,070,320;
    purchased 7/30/96)............................       NR       14.00%   08/01/03      4,400       1,760,000
  La Petite Holding, Sr. Notes....................       B3       10.00%   05/15/08        750         742,500
  Loewen Group, Inc., Sr. Gtd. Notes..............      Ba1        8.25%   10/15/03      3,000       2,542,500
  Packaging Resources Group, Sr. Notes, PIK.......       NR       13.00%   06/30/03      2,114       1,775,685
  Revlon Consumer Prod. Corp., Sr. Notes, PIK.....       B2        9.00%   11/01/06      2,250       2,227,500
  Sealy Mattress Co., Sr. Sub. Disc. Notes, Zero
    Coupon (until 12/15/02).......................       B3       10.875%  12/15/07      2,500       1,500,000
  Syratech Corp., Sr. Notes.......................       B1       11.00%   04/15/07      2,500       2,025,000
  Waste System International, Sr. Sub. Notes......      Caa1       7.00%   05/13/05      2,000       1,930,000
  Windmere-Durable Holdings, Inc., Sr. Notes......       B3       10.00%   07/31/08      2,000       1,870,000
                                                                                                --------------
                                                                                                    29,675,935
                                                                                                --------------
CONTAINERS -- 0.7%
  Ball Corp., Sr. Sub. Notes......................       B1        8.25%   08/01/08        250         261,250
  Consumers Intl, Inc., Sr. Sec'd. Notes..........      Ba3       10.25%   04/01/05      3,850       4,042,500
  Radnor Holdings, Sr. Notes......................       B2       10.00%   12/01/03      1,500       1,507,500
                                                                                                --------------
                                                                                                     5,811,250
                                                                                                --------------
DRUGS & HEALTHCARE -- 4.7%
  Abbey Healthcare Group, Inc., Bonds.............       B1        9.50%   11/01/02        500         485,000
  Dade International, Inc., Sr. Sub. Notes........       B3       11.125%  05/01/06      6,250       6,875,000
  Fresenius Medical Co., Gtd. Notes...............      Ba3       7.875%   02/01/08      2,100       2,079,000
  Fresenius Med. Core Capital Trust, Gtd. Notes...      Ba3        9.00%   12/01/06      1,500       1,569,375
  Graham-Field Health Products, Inc., Sr. Sub.
    Notes.........................................       B3        9.75%   08/15/07      5,000       3,300,000
  Harborside Healthcare, Zero Coupon (until
    08/01/03).....................................       B3       11.00%   08/01/08      2,500       1,200,000
  ICN Pharmaceuticals, Inc., Sr. Notes............      Ba3        8.75%   11/15/08      4,750       4,773,750
  Integrated Health Services, Inc., Sr. Sub.
    Notes.........................................       B2        9.25%   01/15/08      3,250       3,055,000
  Magellan Health Services, Bonds.................       B3        9.00%   02/15/08      7,000       6,160,000
  Mariner Post Acute Network, Inc., Sr. Sub. Disc.
    Notes, Zero Coupon (until 11/ 01/02)..........       B3       10.50%   11/01/07      3,000       1,455,000
  Medaphis Corp., Sr. Notes.......................       B2        9.50%   02/15/05        350         269,500
  Mediq, Inc., Sr. Sub. Notes.....................       B3       11.00%   06/01/08      1,000         960,000
  Sun Healthcare, Sr. Notes.......................       B2        9.50%   07/01/07      3,750       3,000,000
  Vencor Inc., Sr. Sub. Notes.....................       B3       9.875%   05/01/05      2,500       2,050,000
                                                                                                --------------
                                                                                                    37,231,625
                                                                                                --------------
ENERGY -- 5.0%
  Anker Coal Group Inc., Sr. Notes................       B3        9.75%   10/01/07      3,000       1,590,000
  Bayard Drilling Technologies, Inc., Sr. Notes...       B2       11.00%   06/30/05      1,500       1,650,000
  Chesapeake Energy Corp., Sr. Notes..............       B1       9.625%   05/01/05      2,500       1,875,000
  Chiles Offshore, Sr. Notes......................       B3       10.00%   05/01/08      1,000         800,000
  Clark USA, Inc., Sr. Notes......................       B3       10.875%  12/01/05      1,250       1,162,500
  Gothic Production Corp., Sr. Notes..............       B3       11.125%  05/01/05      1,250         975,000
  Grant Geophysical, Inc., Sr. Notes..............       B3        9.75%   02/15/08      4,000       2,720,000
  Great Lakes Carbon Corp., Sr. Sub. Notes........       B3       10.25%   05/15/08      2,000       2,015,000
  Grey Wolf, Sr. Notes............................       B1       8.875%   07/01/07      2,000       1,450,000
  Ocean Rig Norway Co., Gtd. Notes................       B3       10.25%   06/01/08      2,000       1,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B31

DECEMBER 31, 1998

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  P & L Coal Holding, Sr. Notes...................       NR       8.875%   05/15/08  $   2,000  $    2,040,000
  P & L Coal Holding, Sr. Sub. Notes..............       NR       9.625%   05/15/08      3,750       3,815,625
  Parker Drilling Corp., Sr. Notes................       B1        9.75%   11/15/06        850         760,750
  Petroleum Mexicanos, Gtd. Notes (Mexico)........      Ba2       9.375%   12/02/08      1,500       1,477,500
  Petroleum Heat & Power, Inc., Sub. Deb.(b) (cost
    $2,779,064; purchased on various dates:
    1/27/94 through 1/31/97)......................       B2       9.375%   02/01/06      3,000       2,730,000
  Petroleum Heat & Power, Inc., Sub. Deb.(b) (cost
    $832,534; purchased
    3/16/95)......................................       B2       12.25%   02/01/05        813         796,740
  R & B Falcon Corp., Sr. Notes...................      Ba1        9.50%   12/15/08      3,000       3,000,000
  Seven Seas Petroleum, Inc., Sr. Notes...........      Caa1      12.50%   05/15/05      1,500       1,012,500
  Tesoro Petroleum Corp., Sr. Sub. Notes..........       B1        9.00%   07/01/08      3,000       2,910,000
  Transamerican Energy Corp., Sr. Disc. Notes.....       NR       11.50%   06/15/02        900         261,000
  Universal Compression Holdings, Sr. Disc. Notes,
    Zero Coupon (until 2/15/03)...................       B2       9.875%   02/15/08      1,750       1,050,000
  Universal Compression Holdings, Sr. Disc. Notes,
    Zero Coupon (until 2/15/03)...................       B3       11.375%  02/15/09        700         399,000
  York Power Funding, Sr. Sec'd. Notes (Cayman
    Islands)......................................      Ba3       12.00%   10/30/07      3,000       2,940,000
                                                                                                --------------
                                                                                                    39,030,615
                                                                                                --------------
FINANCIAL SERVICES -- 2.1%
  AmeriCredit Corp., Sr. Notes....................       B1        9.25%   02/01/04      1,350       1,299,375
  Amresco, Inc., Sr. Sub. Notes(b) (cost
    $4,310,000; purchased 2/24/98 and
    11/25/98).....................................       B2       9.875%   03/15/05      4,600       3,220,000
  BF Saul Corp., Sr. Notes........................       B3        9.75%   04/01/08      1,750       1,610,000
  Delta Financial Corp., Sr. Notes................       B1        9.50%   08/01/04      1,075         903,000
  Fuji LLC, Bonds, Zero Coupon (until 06/30/08)...      Baa2       9.87%   12/31/49      2,000       1,430,000
  Korea Development Bank, Bonds (Korea)...........      Ba1        7.90%   02/01/02      3,000       2,851,800
  SB Treasury Co., Bonds, Zero Coupon (until
    06/30/08).....................................       A2        9.40%   12/29/49      5,000       4,650,000
  Nationwide Credit, Sr. Notes....................       B3       10.25%   01/15/08        850         688,500
                                                                                                --------------
                                                                                                    16,652,675
                                                                                                --------------
FOOD & BEVERAGE -- 2.9%
  Advantica Restaurant Group, Sr. Notes...........       NR       11.25%   01/15/08      5,762       5,834,501
  Carrols Corp., Sr. Sub. Notes...................       B2        9.50%   12/01/08      2,500       2,518,750
  Favorite Brands, Sr. Notes......................       B3       10.75%   05/15/06        550         451,000
  Fresh Foods, Inc., Bonds........................       B3       10.75%   06/01/06      2,500       2,300,000
  FRI-MRD Corp., Sr. Disc. Notes, Zero Coupon
    (until 8/01/99)...............................       NR       15.00%   01/24/02      3,000       2,711,250
  Grupo Azucarero, Sr. Notes (Mexico).............       B3       11.50%   01/15/05      4,000       1,400,000
  Packaged Ice, Inc., Sr. Notes...................       B3        9.75%   02/01/05      4,000       4,000,000
  Premium Standard Farms, Sr. Sec'd. Notes, PIK
    (b) (cost $255,739; purchased 9/17/96 and
    3/03/97)......................................       NR       11.00%   09/17/03        256         268,526
  Specialty Foods Acquisition Corp., Sr. Notes,
    PIK...........................................       B2       10.25%   08/15/01      2,765       2,543,800
  Specialty Foods Corp., Sr. Sub. Notes...........      Caa       11.25%   08/15/03      1,850         795,500
                                                                                                --------------
                                                                                                    22,823,327
                                                                                                --------------
GAMING -- 4.8%
  Alliance Gaming Corp., Gtd. Notes...............       B3       10.00%   08/01/07      1,000         915,000
  Aztar Corp., Sr. Sub. Notes.....................       B2       13.75%   10/01/04      1,500       1,665,000
  Blue Chip Casino, Sr. Sub. Notes................       NR        9.50%   09/15/02      6,749       5,567,925
  Casino America, Sr. Notes.......................       B1       12.50%   08/01/03      2,000       2,210,000
  Casino Magic Finance Corp., First Mtge. Bonds...       B3       13.00%   08/15/03      3,750       4,237,500
  Colorado Gaming & Entertainment, Sr. Notes,
    PIK...........................................       NR       12.00%   06/01/03      3,590       3,841,264
  Fitzgeralds Gaming, Sr. Notes...................       B3       12.25%   12/15/04      2,375       1,282,500
  Grand Casinos, Inc., Sr. Notes..................       B2        9.00%   10/15/04      1,000       1,125,000
  Isle of Capri Black Hawk, LLC, First Mtg.
    Notes.........................................       B3       13.00%   08/31/04      4,000       4,400,000
  Lady Luck Gaming, First Mtge. Notes.............       B3       11.875%  03/01/01      2,500       2,525,000
  Louisiana Casino Cruises, Inc., Sr. Notes, Zero
    Coupon (until 03/01/99).......................       NR       12.25%   12/01/01      4,000       4,000,000
  Majestic Star Casino, Sr. Notes.................       B2       12.75%   05/15/03      1,150       1,207,500
  Santa Fe Hotel, Inc., Sr. Notes.................       B2       11.00%   12/15/00      2,750       2,612,500
  Trump Atlantic City Assoc., First Mtge. Notes...       B1       11.25%   05/01/06      1,500       1,320,000
  Trump Atlantic City Assoc., First Mtge. Notes...      Caa       11.75%   11/15/03      2,100       1,680,000
                                                                                                --------------
                                                                                                    38,589,189
                                                                                                --------------
INDUSTRIAL -- 6.2%
  Allied Waste Industries, Inc. Sr. Disc. Notes...      Ba2       7.625%   01/01/06      3,250       3,290,625
  Allied Waste Industries, Inc. Sr. Disc. Notes...      Ba2       7.875%   01/01/09     10,000      10,125,000
  Clean Harbors, Inc., Sr. Notes..................       B2       12.50%   05/15/01      1,500       1,275,000
  Continental Global Group, Sr. Notes.............       B2       11.00%   04/01/07      4,120       3,522,600
  Eagle-Picher Industries, Sr. Sub. Notes.........       B3       9.375%   03/01/08      1,250       1,181,250
  ICF Kaiser International, Inc., Sr. Sub.
    Notes.........................................       B3       13.00%   12/31/03      4,450       2,225,000
  Interlake Corp., Sr. Sub. Notes.................       B3       12.125%  03/01/02      1,500       1,515,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B32

DECEMBER 31, 1998

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  International Wireless Group, Sr. Sub. Notes....       NR       11.75%   06/01/05  $   3,000  $    3,157,500
  Kaiser Aluminum & Chemical Corp., Sr. Sub.
    Notes.........................................       B2       12.75%   02/01/03      4,000       3,920,000
  Moll Industries, Sr. Sub. Notes.................       B3       10.50%   07/01/08      1,000         970,000
  Motors & Gears, Inc., Sr. Notes.................       B3       10.75%   11/15/06      3,500       3,570,000
  Neenah Corp., Sr. Sub. Notes....................       B3       11.125%  05/01/07        750         770,625
  RBX Corp., Sr. Notes............................       B2       12.00%   01/15/03      3,650       2,956,500
  Thermadyne Holdings, Deb., Zero Coupon (until
    6/01/03)......................................      Caa1      12.50%   06/01/08      2,375       1,045,000
  Thermadyne Manufacturing, Sr. Sub. Notes........       B3       9.875%   06/01/08      2,500       2,275,000
  UCAR Global Enterprises, Sr. Sub. Notes.........       B1       12.00%   01/15/05      3,000       3,150,000
  Viasystems, Inc., Sr. Sub. Notes................       B3        9.75%   06/01/07      4,000       3,980,000
                                                                                                --------------
                                                                                                    48,929,100
                                                                                                --------------
LEISURE & TOURISM -- 1.1%
  Bally Health & Tennis Corp., Sr. Sub. Notes.....       B3       9.875%   10/15/07      5,000       4,900,000
  Loews Cineplex, Sr. Notes.......................       B3       8.875%   08/01/08        500         516,250
  Premier Cruises Ltd., Sr. Notes, PIK............       B3       11.00%   03/15/08      1,000         500,000
  Outboard Marine Corp., Sr. Notes................       B3       10.75%   06/01/08      2,500       2,437,500
                                                                                                --------------
                                                                                                     8,353,750
                                                                                                --------------
LODGING -- 1.0%
  Hilton Hotels, Sr. Notes........................      Baa1       7.50%   12/15/17      1,000         956,250
  HMH Properties, Inc., Sr. Notes.................      Ba2        8.45%   12/01/08      4,250       4,250,000
                                                                                                --------------
                                                                                                     5,206,250
                                                                                                --------------
OIL & GAS -- 0.8%
  Empire Gas Corp., Sr. Notes, Zero Coupon (until
    07/15/99).....................................      Caa        7.00%   07/15/04      5,300       4,147,250
  Gulf Canada Resources, Ltd., Sr. Sub. Notes.....       B2        9.25%   01/15/04      1,000       1,024,680
  Gulf Canada Resources, Ltd., Sub. Deb...........      Ba3       9.625%   07/01/05      1,000       1,045,000
                                                                                                --------------
                                                                                                     6,216,930
                                                                                                --------------
PAPER/PACKAGING -- 5.1%
  AMM Holdings, Inc., Sr. Disc. Notes, Zero Coupon
    (until 7/01/03)...............................      Caa       13.50%   07/01/09      6,000       2,640,000
  APP International Finance, Sr. Sec'd. Notes.....      Ba3       11.75%   10/01/05      2,600       1,716,000
  Envirodyne Industries, Inc., Sr. Disc. Notes....       B1       12.00%   06/15/00        721         722,802
  Envirodyne Industries, Inc., Sr. Notes..........       B3       10.25%   12/01/01      2,325       1,860,000
  Gaylord Container Corp., Sr. Notes..............       B         9.75%   06/15/07      2,100       1,806,000
  Gaylord Container Corp., Sr. Sub. Notes.........      Caa1      9.875%   02/15/08      1,300         949,000
  Graham Packaging, Sr. Disc. Notes, Zero Coupon
    (until 1/15/03)...............................      Caa1      10.75%   01/15/09      1,100         759,000
  Maxxam Group Holdings, Inc., Sr. Notes..........       NR       12.00%   08/01/03      7,550       7,757,625
  Millar Western Forest, Sr. Notes................       B3       9.875%   05/15/08      2,250       1,687,500
  Repap New Brunswick, Inc., Sr. Sec'd. Notes.....       B3       10.625%  04/15/05      3,000       2,010,000
  SD Warren Co., Sr. Sub. Notes...................       B1       12.00%   12/15/04      3,000       3,255,000
  Silgan Holdings, Inc., Sub. Debs................       NR       13.25%   07/15/06      3,149       3,463,900
  Stone Container Corp., Sr. Sub. Deb.............       B2       12.58%   08/01/16        250         264,375
  Stone Container Corp., Sr. Sub. Notes...........       B3       12.25%   04/01/02      6,150       6,150,000
  Tekni-Plex Inc., Sr. Sub. Notes.................       B3       11.25%   04/01/07        750         832,500
  U.S. Timberlands Klamath Fall, LLC, Sr. Notes...       B1       9.625%   11/15/07      2,250       2,261,250
  United Stationer Supply Co., Sr. Sub. Notes.....       B3       12.75%   05/01/05      2,200       2,453,000
                                                                                                --------------
                                                                                                    40,587,952
                                                                                                --------------
PUBLISHING -- 0.6%
  Sullivan Graphics, Inc., Sr. Sub. Notes.........      Caa       12.75%   08/01/05      4,500       4,567,500
                                                                                                --------------
RETAIL -- 5.6%
  County Seat Stores, Inc., Sr. Notes.............       NR       12.75%   11/01/04      3,750       1,875,000
  Duane Reade, Inc., Sr. Sub. Notes...............       B3        9.25%   02/15/08        400         412,000
  Frank's Nursery & Crafts, Sr. Sub. Notes........       B3       10.25%   03/01/08      2,100       2,079,000
  French Fragrances, Inc..........................       B2       10.375%  05/15/07        470         462,950
  Hechinger Co., Sr. Notes........................       B2        6.95%   10/15/03      5,025       3,115,500
  Merisel Inc., Sr. Notes.........................       Ca       12.50%   12/31/04      5,250       5,407,500
  Musicland Stores, Sr. Sub. Notes................       B1        9.00%   06/15/03      4,600       4,393,000
  New Sassco, Inc., Sr. Notes.....................       NR       12.75%   03/31/04      7,171       7,099,290
  Pamida, Inc., Sr. Notes.........................       B3       11.75%   03/15/03      5,374       5,159,040
  Phar-Mor, Inc., Sr. Notes.......................       B3       11.72%   09/11/02      4,564       4,769,380
  Phillips Van-Heusen, Corp., Sr. Notes...........       B1        9.50%   05/01/08      1,250       1,250,000
  Saks, Inc., Gtd. Sr. Sub. Notes.................      Baa3       8.25%   11/15/08      2,500       2,650,000
  Speedy Muffler King, Inc., Bonds................       B1       10.875%  10/01/06      4,500       4,635,000
  US Office Products, Sr. Sub. Notes..............       B3        9.75%   06/15/08      1,250         787,500
                                                                                                --------------
                                                                                                    44,095,160
                                                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B33

DECEMBER 31, 1998

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
STEEL & METAL -- 2.5%
  AK Steel Corp., Sr. Notes.......................      Ba2       9.125%   12/15/06  $     500  $      523,750
  Doe Run Resources Corp., Sr. Notes..............       B3       11.25%   03/15/05      2,000       1,600,000
  Northwestern Steel & Wire, Sr. Notes............       B3        9.50%   06/15/01      1,000         600,000
  Pohang Iron & Steel, Notes......................      Ba1       7.125%   07/15/04      5,000       4,311,000
  Pohang Iron & Steel, Sr. Notes..................      Ba1       6.625%   07/01/03      2,000       1,767,000
  Renco Steel Holdings, Sr. Notes.................       NR       10.875%  02/01/05        500         430,000
  Sheffield Steel Corp., First Mtg. Notes.........       NR       11.50%   12/01/05      3,500       2,975,000
  WCI Steel, Inc., Sr. Notes......................       B2       10.00%   12/01/04      2,000       1,985,000
  Wheeling-Pittsburgh Corp., Sr. Notes............       B2        9.25%   11/15/07      3,325       3,125,500
  WHX Corp., Sr. Notes............................       B3       10.50%   04/15/05      2,350       2,138,500
                                                                                                --------------
                                                                                                    19,455,750
                                                                                                --------------
SUPERMARKETS -- 1.5%
  Homeland Stores, Inc., Notes....................       NR       10.00%   08/01/03      5,760       5,011,200
  Pantry, Inc., Sr. Sub. Notes....................       B3       10.25%   10/15/07      3,500       3,657,500
  Pathmark Stores, Sr. Sub. Notes.................       B2       9.625%   05/01/03      3,500       3,430,000
                                                                                                --------------
                                                                                                    12,098,700
                                                                                                --------------
TECHNOLOGY -- 2.2%
  Ampex, Sr. Notes................................       NR       12.00%   03/15/03      5,000       5,200,000
  Anacomp, Inc., Sr. Sub. Notes...................       B3       10.875%  04/01/04      4,000       4,120,000
  Decisionone Corp., Sr. Sub. Notes...............       B3        9.75%   08/01/07      4,000       1,840,000
  Details Holdings Corp., Sr. Disc. Notes, Zero
    Coupon (until 11/15/02).......................       NR       12.50%   11/15/07      1,300         715,000
  Details, Inc., Sr. Sub. Notes...................       B3       10.00%   11/15/05      1,000         950,000
  DII Group, Sr. Sub. Notes.......................       B1        8.50%   09/15/07      2,000       1,980,000
  Jordan Telecommunication Products, Inc., Sr.
    Notes.........................................       NR       9.875%   08/01/07      2,900       2,900,000
                                                                                                --------------
                                                                                                    17,705,000
                                                                                                --------------
TELECOMMUNICATIONS -- 15.8%
  21st Century Telecom Group, Inc., Sr. Disc.
    Notes, Zero Coupon (until 2/15/03)............       NR       12.25%   02/15/08      1,500         630,000
  Allegiance Telecommunications, Inc., Sr. Disc.
    Notes, Zero Coupon
    (until 2/15/03)...............................       NR       11.75%   02/15/08      3,800       1,748,000
  Allegiance Telecommunications, Inc., Sr.
    Notes.........................................       NR       12.875%  05/15/08      1,750       1,706,250
  American Communication Lines, Bonds.............       B1       10.25%   06/30/08      3,000       3,060,000
  AMSC Acquisition Co., Inc., Sr. Notes...........       NR       12.25%   04/01/08      2,100       1,302,000
  Arch Communications, Inc., Sr. Notes............      Caa       12.75%   07/01/07        500         492,500
  Bestel, SA, Sr. Disc. Notes, Zero Coupon (until
    5/15/01)......................................       NR       12.75%   05/15/05      2,500       1,450,000
  Birch Telecommunications, Inc., Sr. Notes.......       NR       14.00%   06/15/08      2,500       2,300,000
  Caprock Communications Sr. Notes................      Caa       12.00%   07/15/08      2,500       2,400,000
  CCPR Services, Inc., Gtd. Notes.................       B2       10.00%   02/01/07      1,500       1,485,000
  Cellnet Data Systems, Inc., Sr. Disc. Notes,
    Zero Coupon (until 10/01/02)(b) (cost
    $177,691; purchased 6/9/98)...................       NR       14.00%   10/01/07      6,000       1,320,000
  Classic Communications, Inc. Sr. Disc. Notes,
    Zero Coupon (until 08/01/03)..................      Caa       13.250%  08/01/09      2,000       1,230,000
  Coaxial Communications, Inc., Sr. Disc. Notes...       B3       10.00%   08/15/06      1,250       1,287,500
  Crown Castle International, Sr. Disc. Notes,
    Zero Coupon (until 11/15/02)..................       B3       10.625%  11/15/07        500         345,000
  DTI Holdings, Inc., Sr. Disc. Notes, Zero Coupon
    (until 3/01/03)...............................       NR       12.50%   03/01/08      1,000         255,000
  E. Spire Communication, Sr. Disc. Notes, Zero
    Coupon (until 07/01/03).......................       NR       10.625%  07/01/08      2,850       1,140,000
  Echostar Communication Sr. Disc. Notes, Zero
    Coupon (until 06/01/99).......................      Caa       12.875%  06/01/04      1,000       1,025,000
  Econophone, Inc., Sr. Disc. Notes, Zero Coupon
    (until 2/15/03)...............................       NR       11.00%   02/15/08      3,500       1,662,500
  First World Communications, Inc., Sr. Disc.
    Notes, Zero Coupon (until 4/15/03)............       NR       13.00%   04/15/08      3,000         915,000
  Focal Communications Corp., Zero Coupon (until
    2/15/03)......................................       NR       12.125%  02/15/08      2,850       1,510,500
  Geotek Communication, Inc., Sr. Disc. Notes,
    Zero Coupon (until 7/15/00)(d)................      Caa       15.00%   07/15/05      4,512       1,534,080
  Global Telesystems, Sr. Notes...................      Caa2      9.875%   02/15/05      1,200       1,140,000
  Globix Corp., Sr. Notes.........................       NR       13.00%   05/01/05      1,250       1,025,000
  GST Telecommunications, Inc., Sr. Disc. Notes,
    Zero Coupon
    (until 12/15/00)..............................       NR       13.875%  12/15/05        650         533,000
  GST Telecommunications, Inc., Sr. Notes, Zero
    Coupon (until 12/15/00).......................       NR       13.875%  12/15/05      5,950       4,254,250
  GST Telecommunications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 5/01/03)...................       NR       10.50%   05/01/08      1,250         575,000
  Hyperion Telecommunications, Inc., Sr. Disc.
    Notes, Zero Coupon
    (until 04/15/01)(b) (cost $2,226,875;
    purchased on various dates: 2/23/98 through
    6/26/98)......................................       NR       13.00%   04/15/03      1,350         972,000
  ICG Holdings Inc., Sr. Sub. Notes, Zero Coupon
    (until 9/15/00)...............................       NR       13.50%   09/15/05      2,000       1,660,000
  ICG Services, Inc., Sr. Disc. Notes, Zero Coupon
    (until 5/01/03)...............................       NR       9.875%   05/01/08      2,000       1,030,000
  ICO Global Communications Sr. Sub. Notes........       B3       15.00%   08/01/05      2,950       2,212,500
  Impsat Corp., Sr. Notes.........................       B2       12.375%  06/15/08      2,000       1,620,000
  Impsat Corp., Gtd. Sr. Notes....................       B2       12.125%  07/15/03      3,150       2,772,000
  IPC Information Systems, Inc., Sr. Disc. Notes,
    Zero Coupon (until 5/01/01)...................       B3       10.85%   05/01/08      2,250       1,406,250
  Iridium, LLC, Gtd. Notes........................       B3       10.875%  07/15/05      1,000         855,000
  Iridium, LLC, Gtd. Notes........................       B3       14.00%   07/15/05      2,500       2,375,000
  Level 3 Communications, Sr. Disc. Notes, Zero
    Coupon (until 12/01/03).......................       B3       10.50%   12/01/08      5,750       3,342,187

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B34

DECEMBER 31, 1998

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  Level 3 Communications, Sr. Notes...............       B3       9.125%   05/01/08  $   1,250  $    1,239,063
  Long Distance International, Inc., Sr. Notes....       NR       12.25%   04/15/08      2,000       1,600,000
  Mastec, Inc., Sr. Notes.........................      Ba3        7.75%   02/01/08      1,000         965,000
  McCaw Int'l. Ltd., Sr. Disc. Notes, Zero Coupon
    (until 4/15/02)...............................       NR       13.00%   04/15/07      2,000       1,090,000
  Metronet Communications Corp., Zero Coupon
    (until 6/15/03)...............................       B3        9.95%   06/15/08      4,000       2,450,000
  Netia Holdings, Sr. Disc. Notes, Zero Coupon
    (until 11/01/01)..............................       B3       11.25%   11/01/07      3,000       1,695,000
  Netia Holdings, Sr. Notes.......................       B        10.25%   11/01/07        850         726,750
  Nextel Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 09/15/02)..................       B2       10.65%   09/15/07        600         385,500
  Nextel Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 2/15/03)...................       B2        9.95%   02/15/08      5,900       3,540,000
  Nextel Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 8/15/99)...................       B2        9.75%   08/15/04      2,500       2,425,000
  Nextel Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 10/31/02)..................       B3        9.75%   10/31/07      1,000         610,000
  Northeast Optic, Sr. Notes......................       NR       12.75%   08/15/08      2,000       1,940,000
  Omnipoint Corp., Sr. Notes, Series A............       B3       11.625%  08/15/06      5,875       4,112,500
  Pagemart Nationwide, Inc., Sr. Disc. Notes,
    Series H, Zero Coupon
    (until 2/01/00)...............................       NR       15.00%   02/01/05      7,500       6,600,000
  Pagemart Wireless, Inc., Sr. Disc. Notes, Zero
    Coupon (until 2/01/03)........................       NR       11.25%   02/01/08      2,500       1,150,000
  Price Communications Wireless, Inc., Sr. Sub.
    Notes.........................................       NR       11.75%   07/15/07      5,000       5,275,000
  PTC International Finance Corp., Gtd. Notes,
    Zero Coupon (until 7/01/02)...................       NR       10.75%   07/01/07      1,750       1,207,500
  RCN Corp., Sr. Disc. Notes, Zero Coupon (until
    10/15/02).....................................       B3       11.125%  10/15/07      1,250         725,000
  Rogers Cantel, Inc., Sr. Sub. Notes, Zero Coupon
    (until 11/30/02)..............................       B2        8.80%   10/01/07      3,400       3,425,500
  RSL Communications PLC, Sr. Sec'd Notes.........       B3       12.00%   11/01/08      1,500       1,552,500
  Splitrock Service, Inc., Sr. Notes..............       NR       11.75%   07/15/08      1,750       1,522,500
  Telegroup, Inc., Sr. Disc. Notes, Zero Coupon
    (until 11/01/01)..............................       NR       10.50%   11/01/04      4,000       2,040,000
  Time Warner Telecom LLC., Sr. Notes.............       B2        9.75%   07/15/08      2,750       2,873,750
  Unisite, Inc., Sr. Disc. Notes..................       NR       13.00%   12/15/04      4,000       4,562,800
  US Xchange, LLC, Sr. Notes......................       NR       15.00%   07/01/08      2,250       2,295,000
  USA Mobile Communications, Sr. Notes............       B2        9.50%   02/01/04      5,000       4,500,000
  Versatel Telecommunications, Sr. Notes..........       NR       13.25%   05/15/08      2,000       1,980,000
  Viatel, Inc., Sr. Disc. Notes, Zero Coupon
    (until 4/15/03)...............................       NR       12.50%   04/15/08      1,100         627,000
  Viatel, Inc., Sr. Notes.........................      Caa1      11.25%   04/15/08      1,500       1,507,500
  WamNet, Inc., Sr. Disc. Notes, Zero Coupon
    (until 3/01/02)...............................       NR       13.25%   03/01/05      1,000         550,000
  Winstar Communications, Sr. Notes...............      Caa1      14.00%   10/15/05      1,500       1,085,625
  Worldwide Fiber, Inc., Sr. Notes................       B3       12.50%   12/15/05      4,000       4,000,000
                                                                                                --------------
                                                                                                   124,829,005
                                                                                                --------------
TEXTILES -- 1.2%
  Cluett American Corp., Sr. Sub. Notes...........       NR       10.125%  05/15/08      3,560       3,364,200
  Foamex, L.P., Sr. Sub. Notes....................       B3       9.875%   06/15/07      2,950       3,186,000
  Steel Heddle Manufacturing, Sr. Sub. Notes......       B3       10.625%  06/01/08      2,000       1,400,000
  Worldtex, Inc., Gtd. Notes......................       B1       9.625%   12/15/07      2,000       1,780,000
                                                                                                --------------
                                                                                                     9,730,200
                                                                                                --------------
TRANSPORTATION -- 2.2%
  Aircraft Funding, Sr. Sub. Notes, PIK...........       NR       12.00%   07/15/99      1,051       1,008,970
  Airplanes Pass-through Trust, Sr. Notes.........      Ba2       10.875%  3/15/19       1,000       1,050,000
  Airtran Airlines, Inc., Gtd. Notes..............       NR       10.50%   04/15/01      3,000       2,580,000
  Canadian Airlines, Sr. Notes....................       NR       12.25%   08/01/06        750         525,000
  Continental Airlines, Inc., Sr. Notes...........      Ba2        8.00%   12/15/05      3,000       2,964,300
  Holt Group, Sr. Notes...........................      Caa1       9.75%   01/15/06        800         552,000
  Kitty Hawk, Inc., Sr. Notes.....................       B1        9.95%   11/15/04      2,000       1,970,000
  Stena Line AB, Sr. Notes........................       B1       10.625%  06/01/08      2,000       1,800,000
  Trans World Airlines, Sr. Notes.................       NR       11.50%   12/15/04      1,750       1,487,500
  Trism, Inc., Bonds..............................       B2       10.75%   12/15/00      3,750       2,118,750
  Valuejet, Inc., Sr. Notes.......................       B3       10.25%   04/15/01      2,500       1,412,500
                                                                                                --------------
                                                                                                    17,469,020
                                                                                                --------------
UTILITIES -- 0.1%
  Korea Electric Power, Notes.....................      Ba1        7.00%   10/01/02      1,185       1,066,382
                                                                                                --------------
TOTAL CORPORATE BONDS
  (cost $749,262,856).........................................................................     679,291,914
                                                                                                --------------

CONVERTIBLE BONDS -- 0.2%
OIL & GAS SERVICES -- 0.2%
  Key Energy Group, Inc., Sub. Notes..............       NR        5.00%   09/15/04      4,000       1,800,000
                                                                                                --------------
TELECOMMUNICATIONS
  Geotek Communications, Inc., Sr. Conv. Notes....       NR       12.00%   02/15/01      2,000          10,000
                                                                                                --------------
TOTAL CONVERTIBLE BONDS
  (cost $4,969,713)...........................................................................       1,810,000
                                                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B35

DECEMBER 31, 1998

                                                                                                    VALUE
COMMON STOCKS (a) -- 0.5%                                                           SHARES         (NOTE 2)

                                                                                 -------------  --------------
  Cellnet Data Systems, Inc. (b) (cost $170; purchased 6/23/97)................         34,000  $      170,000
  Coinstar, Inc................................................................          6,300          67,725
  Dr. Pepper Bottling Holdings, Inc., (Class 'B' Stock)........................          5,807         185,824
  Hedstrom Holding Co..........................................................         24,261          24,261
  Intermedia Communications, PIK...............................................          8,514         146,867
  Loehmann's Holdings, Inc.(b) (cost $0; purchased 9/28/98)....................          4,403           8,393
  Pagemart Nationwide, Inc.....................................................         13,125          73,828
  Premium Standard Farms(b)(c) (cost $870,000; purchased 1/8/98)...............         22,025         356,149
  Samuels Jewelers, Inc........................................................         37,500         318,750
  Scott Cable Communications, (Class 'C' Stock)................................            875               0
  Waste Systems International..................................................        513,351       2,823,431
                                                                                                --------------
TOTAL COMMON STOCKS
  (cost $2,885,749)...........................................................................       4,175,228
                                                                                                --------------

PREFERRED STOCKS -- 6.8%
  21st Century Telecommunications Group, Inc., PIK.............................            443         287,919
  Adelphia Communications, Inc., PIK...........................................         65,250       7,601,625
  AmeriKing, Inc...............................................................         22,716         579,258
  California Federal Bancorp, Inc..............................................        100,000       2,531,250
  Cendant Corp.................................................................         91,100       3,040,462
  Century Maintenance Supplies.................................................         42,547       4,403,610
  Chesapeake Energy Corp.(a)...................................................         20,000         213,750
  Clark USA, Inc., PIK.........................................................            531         424,693
  Cluett American Corp.........................................................         37,805       3,542,623
  Concentric Network Corp......................................................          1,278       1,092,690
  CSC Holdings, Inc., PIK......................................................            327       3,644,545
  Eagle-Picher Holdings, Inc. (a)..............................................            170         858,500
  EchoStar Communications, Inc., PIK...........................................          4,002       4,627,335
  Fitzgerald Gaming, Inc. (a)..................................................         50,000         500,000
  Geneva Steel, Inc............................................................         22,000          66,000
  GPA Group PLC................................................................      1,550,000         775,000
  Harborside Healthcare Corp...................................................          1,034         904,750
  ICG Communications, Inc., PIK................................................          1,273       1,247,059
  Intermedia Communications, Inc., Series 144..................................         90,000       1,338,750
  Intermedia Communications, Inc., Series D....................................         90,000       2,103,750
  Intermedia Communications, Inc., PIK.........................................          3,151       3,175,053
  International Utility Structures, Inc........................................             16          14,240
  Kelley Oil & Gas Corp........................................................         38,400         345,600
  Nextel Communications, Inc...................................................            922         839,020
  NEXTLINK Communications, Inc.................................................         39,500       1,659,000
  Paxson Communications, Inc...................................................          5,511       5,015,181
  Petroleum Heat & Power, Inc., Conv. Pfd. (a)(b) (cost $49,022, purchased
    9/9/98)....................................................................         19,609          39,218
  Petroleum Heat & Power, Inc., Series C (b) (cost $2,000,000, purchased
    2/12/97)...................................................................         80,000       1,600,000
  Rural Cellular Corp., PIK....................................................            529         486,328
  Viasystems, Inc. (a).........................................................         43,297         649,459
  Viatel Inc., Sr. Notes.......................................................          1,363         149,944
                                                                                                --------------
TOTAL PREFERRED STOCKS
  (cost $62,519,868)..........................................................................      53,756,612
                                                                                                --------------

                                                                   EXPIRATION
WARRANTS (a) -- 0.2%                                                  DATE           UNITS
                                                                  -------------  -------------
  21st Century Telecom Group, Inc...............................  02/15/10.....            400          12,000
  Allegiance Telecommunications, Inc............................  02/03/08.....          3,800          30,400
  American Banknote Corp........................................  12/01/02.....          2,500             312
  American Mobile Satelite Corp.................................  04/01/08.....          2,100           8,148
  Ampex Corp....................................................  03/15/03.....        170,000         127,500
  Bell Technology Group Ltd.....................................  01/23/01.....          1,250              12
  Bestel SA.....................................................  01/01/04.....          2,500           5,000
  Birch Telecomm, Inc...........................................  06/15/00.....          2,500               0
  Cellnet Data Systems, Inc.....................................  01/01/49.....          7,010          42,060
  Classic Communicatons, Inc....................................  08/01/09.....          6,000               0
  Clearnet Communications, Inc..................................  09/15/05.....         26,202         131,010
  Diva Systems Corp.............................................  01/01/05.....          3,000          48,000
  DTI Holdings, Inc.............................................  01/01/04.....          5,000             250
  Electronic Retailing Systems..................................  01/01/49.....          2,000          10,000
  Ermis Maritime Holdings, Inc..................................  01/01/07.....          2,000           2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B36

DECEMBER 31, 1998

                                                                   EXPIRATION                       VALUE
WARRANTS (a) (CONTINUED)                                              DATE           UNITS         (NOTE 2)
                                                                  -------------  -------------  --------------
  First World Communications....................................  01/01/04.....          3,000  $            0
  Foamex - JPS Automotive LLC...................................  07/01/99.....          2,000          42,000
  Globalstar Capital Co.........................................  02/15/04.....          1,200          72,000
  Hyperion Telecommunications Corp..............................  04/15/01.....          4,250         318,623
  ICG Communications, Inc.......................................  09/15/05.....         20,790         270,270
  ICO Global Communications.....................................  08/01/05.....          2,950               0
  Interact Systems, Inc.........................................  08/01/03.....          4,400             550
  Intermedia Communications of Florida, Inc.....................  06/01/00.....          3,000         128,220
  Long Distance Int'l., Inc.....................................  05/01/05.....          2,000              20
  McCaw Int'l. Ltd..............................................  01/01/49.....          1,650           8,250
  MGC Communications, Inc.......................................  01/01/49.....          1,950          60,138
  Nextel Communications, Inc....................................  01/01/49.....          2,250               0
  Pagemart, Inc.................................................  11/01/03.....          9,200          27,600
  Powertel, Inc.................................................  02/01/06.....          6,720          13,440
  President Riverboat Casinos, Inc..............................  09/30/99.....         22,075               0
  Price Communications Cellular Holdings........................  08/01/07.....          6,880         301,860
  Primus Telecommunications Group...............................  08/01/07.....          1,500          18,750
  Splitrock Service, Inc........................................  07/15/08.....          1,750          19,250
  Star Choice Communications, Inc...............................  12/15/05.....         69,480          26,805
  Sterling Chemical Holdings, Inc...............................  08/15/08.....            560           8,400
  TVN Entertainment Corp........................................  08/01/08.....          3,750              38
  Unisite, Inc..................................................  12/15/04.....          1,943               0
  USN Communications, Inc.......................................  01/01/49.....         10,590           2,224
  Versatel Telecommunications...................................  05/15/08.....          2,000          20,000
  Wam!net, Inc..................................................  01/01/08.....          3,000          24,000
                                                                                                --------------
TOTAL WARRANTS
  (cost $618,277).............................................................................       1,779,130
                                                                                                --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $820,256,463).........................................................................     740,812,884
                                                                                                --------------

                                                                                     PRINCIPAL
                                                               INTEREST    MATURITY   AMOUNT
SHORT-TERM INVESTMENT -- 4.3%                                    RATE        DATE      (000)
                                                             ------------  --------  ---------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account.......................     4.693%     01/04/99   $33,890       33,890,000
                                                                                                --------------
    (cost $33,890,000 Note 5)
TOTAL INVESTMENTS -- 98.2%
  (cost $854,146,463; Note 6).................................................................     774,702,884
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%.................................................      14,618,087
                                                                                                --------------
TOTAL NET ASSETS -- 100.0%....................................................................  $  789,320,971
                                                                                                --------------
                                                                                                --------------

The following abbreviations are used in portfolio descriptions:
  LLC   Limited Liability Company
  LP    Limited Partnership
  NR    Not Rated by Moody's or Standard & Poors
  PIK   Payment in Kind Securities
  PLC   Public Limited Company

(a)  Non-income producing security.
(b) Indicates a restricted security; the aggregate cost of the restricted securities is $13,501,095. The aggregate value, $13,241,026 is approximately 1.7% of net assets.
(c)  Indiciates a fair valued security.

(d) Represents issuer in default on interest payments, non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B37

                             STOCK INDEX PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 97.3%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.3%
  Aeroquip-Vickers, Inc...........................          9,700  $      290,394
  AlliedSignal, Inc...............................        195,400       8,658,662
  Boeing Co.......................................        343,536      11,207,862
  General Dynamics Corp...........................         44,400       2,602,950
  Goodrich (B.F.) Co..............................         25,600         918,400
  Lockheed Martin Corp............................         68,049       5,767,153
  Northrop Grumman Corp...........................         24,200       1,769,625
  Parker-Hannifin Corp............................         38,225       1,251,869
  Raytheon Co. (Class "B" Stock)..................        118,018       6,284,458
  United Technologies Corp........................         79,700       8,667,375
                                                                   --------------
                                                                       47,418,748
                                                                   --------------
AIRLINES -- 0.3%
  AMR Corp. (a)...................................         63,900       3,794,062
  Delta Air Lines, Inc............................         53,200       2,766,400
  Southwest Airlines Co...........................        117,150       2,628,553
  US Airways Group, Inc. (a)......................         34,900       1,814,800
                                                                   --------------
                                                                       11,003,815
                                                                   --------------
APPAREL -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (a)...         25,200         348,075
  Nike, Inc. (Class "B" Stock)....................        101,100       4,100,869
  Reebok International Ltd........................         19,000         282,625
                                                                   --------------
                                                                        4,731,569
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.4%
  Cummins Engine Co., Inc.........................         12,400         440,200
  Dana Corp.......................................         57,094       2,333,717
  Ford Motor Co...................................        420,500      24,678,094
  General Motors Corp.............................        224,400      16,058,625
  Genuine Parts Co................................         61,925       2,070,617
  Johnson Controls, Inc...........................         29,300       1,728,700
  Navistar International Corp. (a)................         23,900         681,150
  PACCAR, Inc.....................................         27,160       1,116,955
  TRW, Inc........................................         42,000       2,359,875
                                                                   --------------
                                                                       51,467,933
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 6.5%
  Banc One Corp...................................        404,445      20,651,973
  Bank of New York Co., Inc.......................        261,100      10,509,275
  BankAmerica Corp................................        600,844      36,125,745
  BankBoston Corp.................................        102,600       3,994,987
  Bankers Trust Corp..............................         34,200       2,921,962
  BB&T Corp.......................................         98,700       3,978,844
  Chase Manhattan Corp............................        295,094      20,084,835
  Comerica, Inc...................................         54,150       3,692,353
  First Union Corp................................        334,578      20,346,525
  Fleet Financial Group, Inc......................        198,400       8,866,000
  Golden West Financial Corp......................         20,100       1,842,919
  Huntington Bancshares, Inc......................         73,500       2,209,594
  KeyCorp.........................................        152,900       4,892,800
  Mellon Bank Corp................................         91,200       6,270,000
  Mercantile Bancorporation, Inc..................         53,400       2,463,075
  Morgan (J.P.) & Co., Inc........................         61,950       6,508,622
  National City Corp..............................        114,700       8,315,750
  Northern Trust Corp.............................         38,300       3,344,069
  PNC Bank Corp...................................        104,600       5,661,475
  Providian Financial Corp........................         48,750       3,656,250
  Regions Financial Corp..........................         75,100       3,027,469
  Republic New York Corp..........................         37,100       1,690,369
  Summit Bancorp..................................         60,900       2,660,569
  Suntrust Banks, Inc.............................         72,800       5,569,200


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  Synovus Financial Corp..........................         91,500  $    2,230,312
  U.S. Bancorp....................................        259,426       9,209,623
  Union Planters Corp.............................         43,800       1,984,687
  Wachovia Corp...................................         71,900       6,286,756
  Wells Fargo & Co................................        565,260      22,575,071
                                                                   --------------
                                                                      231,571,109
                                                                   --------------
BUSINESS SERVICES -- 0.1%
  Equifax, Inc....................................         52,300       1,788,006
  Omnicom Group, Inc..............................         58,400       3,387,200
                                                                   --------------
                                                                        5,175,206
                                                                   --------------
CHEMICALS -- 1.6%
  Air Products & Chemicals, Inc...................         81,100       3,244,000
  Dow Chemical Co.................................         77,900       7,084,031
  Du Pont (E.I.) de Nemours & Co..................        394,400      20,927,850
  Eastman Chemical Co.............................         27,600       1,235,100
  Engelhard Corp..................................         49,875         972,562
  FMC Corp. (a)...................................         12,300         688,800
  Grace (W.R.) & Co...............................         24,400         382,775
  Great Lakes Chemical Corp.......................         20,600         824,000
  Hercules, Inc...................................         32,400         886,950
  Monsanto Co.....................................        209,300       9,941,750
  Morton International, Inc.......................         46,100       1,129,450
  Nalco Chemical Co...............................         23,100         716,100
  Praxair, Inc....................................         55,600       1,959,900
  Raychem Corp....................................         30,200         975,837
  Rohm & Haas Co..................................         61,800       1,861,725
  Sigma-Aldrich Corp..............................         34,000         998,750
  Union Carbide Corp..............................         47,000       1,997,500
                                                                   --------------
                                                                       55,827,080
                                                                   --------------
COMMERCIAL SERVICES -- 0.2%
  Cendant Corp. (a)...............................        299,618       5,711,468
  Deluxe Corp.....................................         27,000         987,187
  Moore Corp. Ltd.................................         28,500         313,500
                                                                   --------------
                                                                        7,012,155
                                                                   --------------
COMPUTER SERVICES -- 7.2%
  3Com Corp. (a)..................................        124,000       5,556,750
  Adobe Systems, Inc..............................         23,600       1,103,300
  America Online, Inc. (a)........................         24,000       3,840,000
  Autodesk, Inc...................................         15,800         674,462
  Automatic Data Processing, Inc..................        104,700       8,395,631
  BMC Software, Inc. (a)..........................         71,100       3,168,394
  Cabletron Systems, Inc. (a).....................         53,500         448,062
  Ceridian Corp. (a)..............................         24,600       1,717,387
  Cisco Systems, Inc. (a).........................        537,450      49,882,078
  Computer Associates International, Inc..........        195,143       8,317,970
  Computer Sciences Corp. (a).....................         55,200       3,556,950
  Electronic Data Systems Corp....................        170,100       8,547,525
  EMC Corp. (a)...................................        173,300      14,730,500
  First Data Corp.................................        154,300       4,889,381
  Microsoft Corp. (a).............................        858,300     119,035,481
  Novell, Inc. (a)................................        120,100       2,176,812
  Oracle Corp. (a)................................        336,687      14,519,627
  Parametric Technology Corp. (a).................         93,000       1,522,875
  Peoplesoft, Inc.................................         70,000       1,325,625
  Silicon Graphics, Inc. (a)......................         61,800         795,675
  Unisys Corp.....................................         85,900       2,958,181
                                                                   --------------
                                                                      257,162,666
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B38

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
COMPUTERS -- 4.5%
  Apple Computer, Inc. (a)........................         45,700  $    1,870,844
  Compaq Computer Corp............................        580,769      24,356,000
  Data General Corp. (a)..........................         15,800         259,712
  Dell Computer Corp. (a).........................        440,200      32,217,137
  Gateway 2000, Inc. (a)..........................         54,200       2,774,362
  Hewlett-Packard Co..............................        361,400      24,688,137
  International Business Machines Corp............        323,800      59,822,050
  Seagate Technology, Inc. (a)....................         83,100       2,513,775
  Sun Microsystems, Inc. (a)......................        131,000      11,216,875
                                                                   --------------
                                                                      159,718,892
                                                                   --------------
CONSTRUCTION -- 0.1%
  Centex Corp.....................................         21,600         973,350
  Fluor Corp......................................         28,300       1,204,519
  Foster Wheeler Corp.............................         13,300         175,394
  Pulte Corp......................................         14,500         403,281
                                                                   --------------
                                                                        2,756,544
                                                                   --------------
CONTAINERS -- 0.2%
  Ball Corp.......................................         10,900         498,675
  Bemis Co., Inc..................................         18,100         686,669
  Crown Cork & Seal Co., Inc......................         44,200       1,361,912
  Owens-Illinois, Inc. (a)........................         54,700       1,675,187
  Sealed Air Corp.................................         29,510       1,506,854
                                                                   --------------
                                                                        5,729,297
                                                                   --------------
COSMETICS & SOAPS -- 2.2%
  Alberto Culver Co. (Class "B" Stock)............         19,100         509,731
  Avon Products, Inc..............................         92,000       4,071,000
  Colgate-Palmolive Co............................        102,700       9,538,262
  Gillette Co.....................................        391,700      18,924,006
  International Flavors & Fragrances, Inc.........         36,400       1,608,425
  Procter & Gamble Co.............................        463,504      42,323,709
                                                                   --------------
                                                                       76,975,133
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.6%
  Avery Dennison Corp.............................         40,800       1,838,550
  Pitney Bowes, Inc...............................         98,100       6,480,731
  Xerox Corp......................................        113,446      13,386,628
                                                                   --------------
                                                                       21,705,909
                                                                   --------------
DIVERSIFIED OPERATIONS -- 3.3%
  Fortune Brands, Inc.............................         61,300       1,938,612
  General Electric Co.............................      1,124,600     114,779,487
                                                                   --------------
                                                                      116,718,099
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 11.3%
  Abbott Laboratories.............................        534,900      26,210,100
  Allergan, Inc...................................         23,300       1,508,675
  ALZA Corp. (a)..................................         30,600       1,598,850
  American Home Products Corp.....................        457,400      25,757,337
  Amgen, Inc. (a).................................         88,700       9,274,694
  Bard (C.R.), Inc................................         19,000         940,500
  Bausch & Lomb, Inc..............................         20,100       1,206,000
  Baxter International, Inc.......................         99,900       6,424,819
  Becton, Dickinson & Co..........................         86,600       3,696,737
  Biomet, Inc.....................................         39,100       1,573,775
  Boston Scientific Corp. (a).....................        136,600       3,662,587
  Bristol-Myers Squibb Co.........................        343,780      46,002,061
  Cardinal Health, Inc............................         69,450       5,269,519
  Guidant Corp....................................         52,900       5,832,225


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
DRUGS AND MEDICAL SUPPLIES (CONT'D.)
  Johnson & Johnson...............................        464,800  $   38,985,100
  Lilly (Eli) & Co................................        381,400      33,896,925
  Mallinckrodt, Inc...............................         23,800         733,337
  Medtronic, Inc..................................        163,500      12,139,875
  Merck & Co., Inc................................        411,650      60,795,559
  Pfizer, Inc.....................................        453,600      56,898,450
  Pharmacia & Upjohn, Inc.........................        177,425      10,046,691
  Schering-Plough Corp............................        509,400      28,144,350
  St. Jude Medical, Inc. (a)......................         30,300         838,931
  Warner-Lambert Co...............................        281,500      21,165,281
                                                                   --------------
                                                                      402,602,378
                                                                   --------------
ELECTRONICS -- 3.8%
  Advanced Micro Devices, Inc. (a)................         48,100       1,391,894
  AMP Inc.........................................         76,044       3,959,041
  Applied Materials, Inc. (a).....................        127,600       5,446,925
  EG&G, Inc.......................................         15,000         417,187
  Emerson Electric Co.............................        154,100       9,640,881
  Grainger (W.W.), Inc............................         33,400       1,390,275
  Harris Corp.....................................         27,100         992,537
  Honeywell, Inc..................................         44,000       3,313,750
  Intel Corp......................................        582,500      69,062,656
  KLA-Tencor Corp. (a)............................         29,700       1,288,237
  LSI Logic Corp. (a).............................         47,500         765,937
  Micron Technology, Inc..........................         74,900       3,787,131
  Motorola, Inc...................................        207,100      12,646,044
  National Semiconductor Corp. (a)................         58,000         783,000
  Perkin-Elmer Corp...............................         17,200       1,678,075
  Rockwell International Corp.....................         68,500       3,326,531
  Solectron Corp..................................         11,600       1,078,075
  Tektronix, Inc..................................         17,500         526,094
  Texas Instruments, Inc..........................        136,000      11,636,500
  Thomas & Betts Corp.............................         19,800         857,587
                                                                   --------------
                                                                      133,988,357
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.1%
  Browning-Ferris Industries, Inc.................         66,200       1,882,562
                                                                   --------------
FINANCIAL SERVICES -- 5.6%
  American Express Co.............................        159,900      16,349,775
  Associates First Capital Corp...................        240,066      10,172,797
  Bear Stearns Companies, Inc.....................         40,100       1,498,737
  Block (H.R.), Inc...............................         36,700       1,651,500
  Capital One Financial Corp......................         22,800       2,622,000
  Citigroup, Inc..................................        791,209      39,164,845
  Countrywide Credit Industries, Inc..............         38,800       1,947,275
  Dun & Bradstreet Corp...........................         58,360       1,841,987
  Federal Home Loan Mortgage Corp.................        233,000      15,013,937
  Federal National Mortgage Association...........        360,100      26,647,400
  Fifth Third Bancorp.............................         93,800       6,689,112
  Franklin Resources, Inc.........................         88,400       2,828,800
  Household International, Inc....................        171,258       6,786,098
  Lehman Brothers Holdings, Inc...................         40,200       1,771,312
  MBNA Corp.......................................        258,768       6,453,027
  Merrill Lynch & Co., Inc........................        120,400       8,036,700
  Morgan Stanley Dean Witter & Co.................        200,905      14,264,255
  Paychex, Inc....................................         52,000       2,674,750
  Schwab (Charles) Corp...........................        139,200       7,821,300
  SLM Holding Corp................................         59,600       2,860,800
  State Street Corp...............................         55,800       3,881,587
  SunAmerica, Inc.................................         71,700       5,816,662

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B39

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FINANCIAL SERVICES (CONT'D.)
  Transamerica Corp...............................         21,600  $    2,494,800
  Washington Mutual, Inc..........................        206,248       7,876,095
                                                                   --------------
                                                                      197,165,551
                                                                   --------------
FOOD & BEVERAGES -- 4.7%
  Anheuser-Busch Companies, Inc...................        168,500      11,057,812
  Archer-Daniels-Midland Co.......................        206,173       3,543,598
  Bestfoods.......................................        100,700       5,362,275
  Brown-Forman Corp. (Class "B" Stock)............         24,500       1,854,344
  Campbell Soup Co................................        152,400       8,382,000
  Coca-Cola Co....................................        852,900      57,037,687
  Coca-Cola Enterprises, Inc......................        139,000       4,969,250
  ConAgra, Inc....................................        169,100       5,326,650
  Coors (Adolph) Co. (Class "B" Stock)............         12,800         722,400
  General Mills, Inc..............................         54,400       4,229,600
  Heinz (H.J.) & Co...............................        127,850       7,239,506
  Hershey Foods Corp..............................         49,800       3,096,937
  Kellogg Co......................................        141,700       4,835,512
  PepsiCo, Inc....................................        510,000      20,878,125
  Pioneer Hi-Bred International, Inc..............         84,900       2,292,300
  Quaker Oats Co..................................         48,200       2,867,900
  Ralston-Ralston Purina Group....................        109,220       3,535,997
  Sara Lee Corp...................................        323,400       9,115,837
  Seagram Co., Ltd................................        130,200       4,947,600
  Sysco Corp......................................        117,500       3,223,906
  Wrigley (William) Jr. Co........................         39,900       3,573,544
                                                                   --------------
                                                                      168,092,780
                                                                   --------------
FOREST PRODUCTS -- 0.6%
  Boise Cascade Corp..............................         18,886         585,466
  Champion International Corp.....................         33,000       1,336,500
  Fort James Corp.................................         76,000       3,040,000
  Georgia-Pacific Corp............................         31,400       1,838,862
  International Paper Co..........................        107,434       4,814,386
  Louisiana-Pacific Corp..........................         38,900         712,356
  Mead Corp.......................................         35,400       1,037,662
  Potlatch Corp...................................         10,000         368,750
  Temple-Inland, Inc..............................         19,000       1,126,937
  Union Camp Corp.................................         25,100       1,694,250
  Westvaco Corp...................................         35,700         957,206
  Weyerhaeuser Co.................................         68,900       3,500,981
  Willamette Industries, Inc......................         40,100       1,343,350
                                                                   --------------
                                                                       22,356,706
                                                                   --------------
GAS PIPELINES -- 0.3%
  Columbia Energy Group...........................         28,250       1,631,437
  Consolidated Natural Gas Co.....................         33,700       1,819,800
  Peoples Energy Corp.............................         11,400         454,575
  Sempra Energy...................................         84,104       2,134,139
  Sonat, Inc......................................         36,900         998,606
  Williams Companies, Inc.........................        146,300       4,562,731
                                                                   --------------
                                                                       11,601,288
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.7%
  Columbia/HCA Healthcare Corp....................        226,298       5,600,875
  HBO & Co........................................        151,100       4,334,681
  Healthsouth Corp. (a)...........................        146,500       2,261,594
  Humana, Inc. (a)................................         58,100       1,034,906
  IMS Health, Inc.................................         57,560       4,342,183
  Manor Care, Inc.................................         30,850         906,219
  Service Corp. International.....................         89,500       3,406,594


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Shared Medical Systems Corp.....................          9,000  $      448,875
  Tenet Healthcare Corp. (a)......................        107,100       2,811,375
                                                                   --------------
                                                                       25,147,302
                                                                   --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.4%
  Clorox Co.......................................         36,600       4,275,338
  Kimberly-Clark Corp.............................        186,988      10,190,846
                                                                   --------------
                                                                       14,466,184
                                                                   --------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc.................         13,700         826,281
  Fleetwood Enterprises, Inc......................         12,600         437,850
  Kaufman & Broad Home Corp.......................         13,166         378,523
  Lowe's Companies, Inc...........................        122,900       6,290,944
  Masco Corp......................................        118,200       3,398,250
  Maytag Corp.....................................         32,700       2,035,575
  Owens Corning...................................         19,100         676,856
  Stanley Works...................................         32,300         896,325
  Tupperware Corp.................................         22,300         366,556
  Whirlpool Corp..................................         27,300       1,511,738
                                                                   --------------
                                                                       16,818,898
                                                                   --------------
INSURANCE -- 3.4%
  Aetna, Inc......................................         50,912       4,002,956
  Allstate Corp...................................        283,988      10,969,037
  American General Corp...........................         88,686       6,917,508
  American International Group, Inc...............        363,532      35,126,280
  Aon Corp........................................         58,150       3,220,056
  Berkshire Hathaway, Inc. (Class "B" Stock)......            982       2,307,113
  Chubb Corp......................................         58,400       3,788,700
  CIGNA Corp......................................         71,100       5,496,919
  Cincinnati Financial Corp.......................         58,500       2,142,563
  Conseco, Inc....................................        108,259       3,308,666
  Hartford Financial Services Group, Inc..........         81,300       4,461,338
  Jefferson-Pilot Corp............................         37,012       2,775,900
  Lincoln National Corp...........................         35,100       2,871,619
  Loews Corp......................................         39,700       3,900,525
  Marsh & McLennan Companies, Inc.................         88,400       5,165,875
  MBIA, Inc.......................................         34,300       2,248,794
  MGIC Investment Corp............................         40,200       1,600,463
  Progressive Corp................................         25,100       4,251,313
  Provident Companies, Inc........................         47,200       1,958,800
  SAFECO Corp.....................................         48,300       2,073,881
  St. Paul Companies, Inc.........................         82,410       2,863,748
  Torchmark Corp..................................         48,000       1,695,000
  United Healthcare Corp..........................         67,500       2,906,719
  UNUM Corp.......................................         48,500       2,831,188
                                                                   --------------
                                                                      118,884,961
                                                                   --------------
LEISURE -- 1.1%
  Brunswick Corp..................................         33,400         826,650
  Carnival Corp. (Class "A" Stock)................        181,000       8,688,000
  Disney (Walt) Co................................        712,601      21,378,030
  Harrah's Entertainment, Inc. (a)................         35,350         554,553
  Hilton Hotels Corp..............................         87,800       1,679,175
  King World Productions, Inc.....................         25,600         753,600
  Marriott International, Inc. (Class "A"
    Stock)........................................         90,200       2,615,800
  Mirage Resorts, Inc. (a)........................         61,900         924,631
                                                                   --------------
                                                                       37,420,439
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B40

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MACHINERY -- 0.6%
  Briggs & Stratton Corp..........................          7,800  $      389,025
  Case Corp.......................................         25,400         554,038
  Caterpillar, Inc................................        127,700       5,874,200
  Cooper Industries, Inc..........................         42,600       2,031,488
  Deere & Co......................................         85,200       2,822,250
  Dover Corp......................................         78,100       2,860,413
  Eaton Corp......................................         25,500       1,802,531
  Harnischfeger Industries, Inc...................         16,100         164,019
  Ingersoll-Rand Co...............................         57,550       2,701,253
  Milacron, Inc...................................         12,600         242,550
  Snap-On, Inc....................................         20,800         724,100
  Timken Co.......................................         21,500         405,813
                                                                   --------------
                                                                       20,571,680
                                                                   --------------
MANUFACTURING -- 0.6%
  Illinois Tool Works, Inc........................         87,200       5,057,600
  Tyco International Ltd..........................        224,608      16,943,866
                                                                   --------------
                                                                       22,001,466
                                                                   --------------
MEDIA -- 2.9%
  CBS Corp........................................        248,100       8,125,275
  Clear Channel Communications, Inc. (a)..........         86,200       4,697,900
  Comcast Corp. (Special Class "A" Stock).........        128,200       7,523,738
  Donnelley (R.R.) & Sons Co......................         49,500       2,168,719
  Dow Jones & Co., Inc............................         32,200       1,549,625
  Gannett Co., Inc................................         99,400       6,579,038
  Interpublic Group of Companies, Inc.............         47,900       3,820,025
  Knight-Ridder, Inc..............................         27,600       1,411,050
  McGraw-Hill, Inc................................         34,700       3,535,063
  Mediaone Group, Inc.............................        212,200       9,973,400
  Meredith Corp...................................         17,800         674,175
  New York Times Co. (Class "A" Stock)............         65,200       2,261,625
  Tele-Communications, Inc. (Series "A"
    Stock) (a)....................................        182,800      10,111,125
  Time Warner, Inc................................        411,080      25,512,653
  Times Mirror Co. (Class "A" Stock)..............         30,600       1,713,600
  Tribune Co......................................         42,600       2,811,600
  Viacom, Inc. (Class "B" Stock) (a)..............        125,367       9,277,158
                                                                   --------------
                                                                      101,745,769
                                                                   --------------
METALS-FERROUS -- 0.1%
  Allegheny Teledyne, Inc.........................         69,880       1,428,173
  Bethlehem Steel Corp. (a).......................         47,300         396,138
  Nucor Corp......................................         30,800       1,332,100
  USX-U.S. Steel Group, Inc.......................         31,540         725,420
  Worthington Industries, Inc.....................         34,000         425,000
                                                                   --------------
                                                                        4,306,831
                                                                   --------------
METALS-NON FERROUS -- 0.3%
  Alcan Aluminum Ltd..............................         79,350       2,147,409
  Aluminum Company of America.....................         65,500       4,883,844
  Cyprus Amax Minerals Co.........................         32,700         327,000
  Inco Ltd........................................         56,200         593,613
  Reynolds Metals Co..............................         25,600       1,348,800
                                                                   --------------
                                                                        9,300,666
                                                                   --------------
MINERAL RESOURCES -- 0.1%
  ASARCO, Inc.....................................         14,500         218,406
  Burlington Resources, Inc.......................         60,917       2,181,590

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Homestake Mining Co.............................         72,700  $      667,931
  Phelps Dodge Corp...............................         20,300       1,032,763
                                                                   --------------
                                                                        4,100,690
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.6%
  AES Corp........................................         63,300       2,998,838
  Crane Co........................................         23,625         713,180
  Danaher Corp....................................         43,100       2,340,869
  Ecolab, Inc.....................................         46,000       1,664,625
  ITT Industries, Inc.............................         41,900       1,665,525
  Laidlaw, Inc....................................        112,400       1,131,025
  Millipore Corp..................................         14,200         403,813
  NACCO Industries, Inc. (Class "A" Stock)........          2,800         257,600
  Pall Corp.......................................         42,000       1,063,125
  PPG Industries, Inc.............................         62,200       3,623,150
  Textron, Inc....................................         57,200       4,343,625
  Thermo Electron Corp. (a).......................         57,000         965,438
                                                                   --------------
                                                                       21,170,813
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STAPLE -- 1.2%
  American Greetings Corp. (Class "A" Stock)......         24,800       1,018,350
  Black & Decker Corp.............................         32,900       1,844,456
  Corning, Inc....................................         80,600       3,627,000
  Eastman Kodak Co................................        113,100       8,143,200
  Jostens, Inc....................................         12,400         324,725
  Minnesota Mining & Manufacturing Co.............        137,300       9,765,463
  Polaroid Corp...................................         15,400         287,788
  Rubbermaid, Inc.................................         52,200       1,641,038
  Unilever N.V., ADR, (United Kingdom)............        221,700      18,387,244
                                                                   --------------
                                                                       45,039,264
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.1%
  Tenneco, Inc....................................         58,900       2,006,281
                                                                   --------------
OIL & GAS -- 5.5%
  Amerada Hess Corp...............................         32,500       1,616,875
  Amoco Corp......................................        327,260      19,758,323
  Anadarko Petroleum Corp.........................         41,600       1,284,400
  Ashland, Inc....................................         26,600       1,286,775
  Atlantic Richfield Co...........................        112,270       7,325,618
  Chevron Corp....................................        227,700      18,884,869
  Coastal Corp....................................         72,700       2,539,956
  Eastern Enterprises.............................          6,500         284,375
  Exxon Corp......................................        843,600      61,688,250
  Kerr-McGee Corp.................................         16,200         619,650
  Mobil Corp......................................        272,000      23,698,000
  NICOR, Inc......................................         16,200         684,450
  Phillips Petroleum Co...........................         90,300       3,849,038
  Royal Dutch Petroleum Co........................        745,300      35,681,238
  Sunoco, Inc.....................................         33,200       1,197,275
  Texaco, Inc.....................................        183,782       9,717,473
  Union Pacific Resources Group, Inc..............         86,056         779,883
  Unocal Corp.....................................         84,600       2,469,263
  USX-Marathon Group..............................        100,000       3,012,500
                                                                   --------------
                                                                      196,378,211
                                                                   --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.1%
  Occidental Petroleum Corp.......................        128,000       2,160,000
  Oryx Energy Co. (a).............................         37,200         499,875
                                                                   --------------
                                                                        2,659,875
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B41

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
OIL & GAS SERVICES -- 0.7%
  Apache Corp.....................................         34,100  $      863,156
  Baker Hughes, Inc...............................        112,130       1,983,299
  Enron Corp......................................        114,200       6,516,538
  Halliburton Co..................................        152,700       4,523,738
  Helmerich & Payne, Inc..........................         18,100         350,688
  McDermott International, Inc....................         20,700         511,031
  ONEOK, Inc......................................         10,000         361,250
  Rowan Companies, Inc. (a).......................         28,700         287,000
  Schlumberger Ltd................................        189,100       8,722,238
                                                                   --------------
                                                                       24,118,938
                                                                   --------------
PRECIOUS METALS -- 0.2%
  Barrick Gold Corp...............................        129,300       2,521,350
  Battle Mountain Gold Co.........................         81,000         334,125
  Freeport-McMoRan Copper & Gold, Inc. (Class "B"
    Stock)........................................         66,200         690,963
  Newmont Mining Corp.............................         54,503         984,460
  Placer Dome, Inc................................         86,000         989,000
                                                                   --------------
                                                                        5,519,898
                                                                   --------------
RAILROADS -- 0.5%
  Burlington Northern Santa Fe Corp...............        163,626       5,522,378
  CSX Corp........................................         76,612       3,179,398
  Norfolk Southern Corp...........................        132,300       4,192,256
  Union Pacific Corp..............................         86,800       3,911,425
                                                                   --------------
                                                                       16,805,457
                                                                   --------------
RESTAURANTS -- 0.6%
  Darden Restaurants, Inc.........................         50,300         905,400
  McDonald's Corp.................................        238,800      18,298,050
  Tricon Global Restaurants, Inc. (a).............         53,850       2,699,231
  Wendy's International, Inc......................         44,800         977,200
                                                                   --------------
                                                                       22,879,881
                                                                   --------------
RETAIL -- 6.4%
  Albertson's, Inc................................         85,800       5,464,388
  American Stores Co..............................         95,800       3,538,613
  AutoZone, Inc. (a)..............................         51,900       1,709,456
  Circuit City Stores, Inc........................         33,800       1,687,888
  Consolidated Stores Corp........................         37,200         750,975
  Costco Companies, Inc. (a)......................         75,466       5,447,702
  CVS Corp........................................        134,800       7,414,000
  Dayton-Hudson Corp..............................        152,284       8,261,407
  Dillard's, Inc..................................         37,750       1,071,156
  Dollar General Corporation......................         63,875       1,509,047
  Federated Department Stores, Inc. (a)...........         73,500       3,201,844
  Fred Meyer, Inc.................................         54,100       3,259,525
  Great Atlantic & Pacific Tea Co., Inc...........         12,400         367,350
  Harcourt General, Inc...........................         25,006       1,330,007
  Home Depot, Inc.................................        519,446      31,783,602
  IKON Office Solutions, Inc......................         46,476         397,951
  J.C. Penney Co., Inc............................         88,800       4,162,500
  Kmart Corp. (a).................................        168,400       2,578,625
  Kohl's Corp. (a)................................         55,600       3,415,925
  Kroger Co. (a)..................................         88,700       5,366,350
  Liz Claiborne, Inc..............................         23,400         738,563
  Longs Drug Stores, Inc..........................         13,700         513,750
  May Department Stores Co........................         80,600       4,866,225
  Newell Co.......................................         55,000       2,268,750
  Nordstrom, Inc..................................         52,300       1,814,156
  Pep Boys-Manny, Moe & Jack......................         21,700         340,419
  Rite Aid Corp...................................         90,600       4,490,363
  Safeway, Inc. (a)...............................        166,100      10,121,719


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
RETAIL (CONT'D.)
  Sears, Roebuck & Co.............................        130,400  $    5,542,000
  Sherwin-Williams Co.............................         59,700       1,753,688
  Staples, Inc. (a)...............................        105,200       4,595,925
  Supervalu, Inc..................................         40,800       1,142,400
  Tandy Corp......................................         34,530       1,422,204
  The Gap, Inc....................................        201,525      11,335,781
  The Limited, Inc................................         82,048       2,389,648
  TJX Companies, Inc..............................        109,400       3,172,600
  Toys 'R' Us, Inc. (a)...........................         98,450       1,661,344
  Wal-Mart Stores, Inc............................        774,000      63,032,625
  Walgreen Co.....................................        172,900      10,125,456
  Winn-Dixie Stores, Inc..........................         51,900       2,329,013
                                                                   --------------
                                                                      226,374,940
                                                                   --------------
RUBBER -- 0.1%
  Cooper Tire & Rubber Co.........................         28,800         588,600
  Goodyear Tire & Rubber Co.......................         54,300       2,738,756
                                                                   --------------
                                                                        3,327,356
                                                                   --------------
TELECOMMUNICATIONS -- 10.3%
  Airtouch Communications, Inc. (a)...............        198,900      14,345,663
  Alltel Corp.....................................         94,700       5,664,244
  Ameritech Corp..................................        383,400      24,297,975
  Andrew Corp. (a)................................         29,112         480,348
  Ascend Communications, Inc. (a).................         74,800       4,918,100
  AT&T Corp.......................................        624,473      46,991,593
  Bell Atlantic Corp..............................        538,390      30,587,282
  BellSouth Corp..................................        682,000      34,014,750
  Frontier Corp...................................         60,400       2,053,600
  General Instrument Corp.........................         51,300       1,740,994
  GTE Corp........................................        330,320      22,275,955
  Lucent Technologies, Inc........................        454,620      50,008,200
  MCI WorldCom, Inc...............................        620,572      44,526,041
  Nextel Communications, Inc. (Class "A"
    Stock) (a)....................................         99,800       2,357,775
  Northern Telecom Ltd............................        226,720      11,364,340
  SBC Communications, Inc.........................        675,286      36,212,212
  Scientific-Atlanta, Inc.........................         27,200         620,500
  Sprint Corp.....................................        149,700      12,593,513
  Sprint Corp. (PCS Group)........................        123,850       2,864,031
  Tellabs, Inc. (a)...............................         67,600       4,634,825
  US West, Inc....................................        179,622      11,608,072
                                                                   --------------
                                                                      364,160,013
                                                                   --------------
TEXTILES -- 0.1%
  National Service Industries, Inc................         14,700         558,600
  Russell Corp....................................         12,700         257,969
  Springs Industries, Inc.........................          6,700         277,631
  VF Corp.........................................         42,836       2,007,938
                                                                   --------------
                                                                        3,102,138
                                                                   --------------
TOBACCO -- 1.4%
  Philip Morris Co., Inc..........................        843,000      45,100,500
  RJR Nabisco Holdings Corp.......................        111,900       3,322,031
  UST, Inc........................................         66,100       2,305,238
                                                                   --------------
                                                                       50,727,769
                                                                   --------------
TOYS -- 0.1%
  Hasbro, Inc.....................................         45,700       1,650,913
  Mattel, Inc.....................................        102,381       2,335,567
                                                                   --------------
                                                                        3,986,480
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B42

DECEMBER 31, 1998

COMMON STOCKS                                                          VALUE
(CONTINUED)                                            SHARES         (NOTE 2)
                                                    -------------  --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp. (a).......................         50,620  $    4,505,180
  Ryder System, Inc...............................         25,800         670,800
                                                                   --------------
                                                                        5,175,980
                                                                   --------------
UTILITY - ELECTRIC -- 2.3%
  Ameren Corp.....................................         47,200       2,014,850
  American Electric Power Co., Inc................         66,500       3,129,656
  Baltimore Gas & Electric Co.....................         50,550       1,560,731
  Carolina Power & Light Co.......................         52,000       2,447,250
  Central & South West Corp.......................         73,400       2,013,913
  CINergy Corp....................................         55,739       1,916,028
  Consolidated Edison, Inc........................         81,800       4,325,175
  Dominion Resources, Inc.........................         67,950       3,176,663
  DTE Energy Co...................................         50,600       2,169,475
  Duke Energy Corp................................        125,131       8,016,205
  Edison International............................        120,800       3,367,300
  Entergy Corp....................................         86,300       2,686,088
  FirstEnergy Corp. (a)...........................         82,200       2,676,638
  FPL Group, Inc..................................         63,100       3,888,538
  GPU, Inc........................................         44,200       1,953,088
  Houston Industries, Inc.........................        103,410       3,322,046
  New Century Energies, Inc.......................         40,900       1,993,875
  Niagara Mohawk Power Corp. (a)..................         64,600       1,041,675
  Northern States Power Co........................         50,900       1,412,475
  Pacific Gas & Electric Co.......................        131,000       4,126,500
  PacifiCorp......................................        102,300       2,154,694
  PECO Energy Co..................................         77,500       3,225,938
  PP&L Resources, Inc.............................         49,000       1,365,875
  Public Service Enterprise Group, Inc............         80,400       3,216,000
  Southern Co.....................................        240,800       6,998,250
  Texas Utilities Co..............................         97,506       4,552,311
  Unicom Corp.....................................         75,100       2,896,044
                                                                   --------------
                                                                       81,647,281
                                                                   --------------
WASTE MANAGEMENT -- 0.3%
  Waste Management, Inc...........................        199,530       9,303,086
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,826,272,044)..........................................   3,451,812,324
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS -- 2.6%                          (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT -- 2.4%
  Joint Repurchase Agreement Account,
    4.693%, 01/04/99 (Note 5).....................  $      86,854  $   86,854,000
                                                                   --------------
U. S. GOVERNMENT OBLIGATION -- 0.2%
  United States Treasury Bill,
    4.36%, 03/18/99 (b)...........................          5,900       5,847,844
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $92,699,694).............................................      92,701,844
                                                                   --------------
TOTAL INVESTMENTS -- 99.9%
  (cost $1,918,971,738; Note 6)                                     3,544,514,168
VARIATION MARGIN ON
  OPEN FUTURES CONTRACTS(c)......................................         246,890
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 0.1%.........................................       3,327,932
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $3,548,088,990
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt

(a)  Non-income producing security

(b)  Security segregated as collateral for futures contracts.

(c)  Open futures contracts as of December 31, 1998 are as follows:

                                                    VALUE AT
NUMBER OF                EXPIRATION  VALUE AT     DECEMBER 31,
CONTRACTS      TYPE        DATE     TRADE DATE        1998        APPRECIATION
Long Position:
           S&P 500
   288     Index          Mar 99    $85,070,625   $89,676,000     $4,605,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B43

                            EQUITY INCOME PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 96.9%
                                                                                    VALUE
COMMON STOCKS -- 91.4%                                           SHARES            (NOTE 2)
                                                              -------------     --------------
AEROSPACE
  United Industrial Corp....................................         32,300     $      316,944
                                                                                --------------
AIRLINES -- 3.1%
  AMR Corp. (a).............................................        947,000         56,228,125
  Trans World Airlines, Inc.................................      1,224,700(b)       5,893,869
  US Airways Group, Inc.....................................         63,600          3,307,200
                                                                                --------------
                                                                                    65,429,194
                                                                                --------------
AUTOS - CARS & TRUCKS -- 7.5%
  DaimlerChrysler AG........................................        673,986         64,744,780
  Ford Motor Co.............................................        762,600         44,755,087
  General Motors Corp.......................................        724,000         51,811,250
                                                                                --------------
                                                                                   161,311,117
                                                                                --------------
CHEMICALS -- 5.1%
  Dow Chemical Co...........................................      1,029,600         93,629,250
  Millennium Chemicals, Inc.................................        841,498         16,724,773
                                                                                --------------
                                                                                   110,354,023
                                                                                --------------
CONSUMER SERVICES
  Petroleum Heat and Power, Inc. (Class "A" Stock)..........         48,200             36,150
                                                                                --------------
DIVERSIFIED CONSUMER PRODUCTS -- 1.1%
  Eastman Kodak Co..........................................        222,300         16,005,600
  Gibson Greetings, Inc. (a)................................        724,000          8,597,500
                                                                                --------------
                                                                                    24,603,100
                                                                                --------------
ELECTRICAL EQUIPMENT -- 1.0%
  Kuhlman Corp..............................................        559,600         21,194,850
                                                                                --------------
ELECTRONICS -- 0.9%
  Esterline Technologies Corp. (a)..........................        562,400         12,232,200
  Instron Corp..............................................        157,900          2,723,775
  Newport Corp..............................................        313,000          5,281,875
                                                                                --------------
                                                                                    20,237,850
                                                                                --------------
FINANCIAL SERVICES -- 7.8%
  A.G. Edwards, Inc.........................................        322,800         12,024,300
  Bear Stearns Companies, Inc...............................        946,851         35,388,556
  Lehman Brothers Holdings, Inc.............................      1,596,100         70,328,156
  PaineWebber Group, Inc....................................      1,294,700         50,007,787
                                                                                --------------
                                                                                   167,748,799
                                                                                --------------
FOREST PRODUCTS -- 4.6%
  Fletcher Challenge Ltd., ADR, (Canada)....................         63,600            198,750
  Georgia-Pacific Corp......................................        392,500         22,985,781
  Longview Fibre Co.........................................      1,345,700         15,559,656
  Louisiana-Pacific Corp....................................      1,311,900         24,024,169
  Potlatch Corp.............................................        209,300          7,717,937
  Rayonier, Inc.............................................        404,600         18,586,312
  Weyerhaeuser Co...........................................        200,000         10,162,500
                                                                                --------------
                                                                                    99,235,105
                                                                                --------------
GAS DISTRIBUTION -- 0.7%
  TransCanada Pipelines, Ltd................................        970,944(b)      14,321,424
                                                                                --------------
GAS PIPELINES -- 0.3%
  Sonat, Inc................................................        210,400          5,693,950
                                                                                --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 1.6%
  Columbia/HCA Healthcare Corp..............................        800,000         19,800,000
  PhyCor, Inc. (a)..........................................      2,000,000         13,625,000
                                                                                --------------
                                                                                    33,425,000
                                                                                --------------
HOUSING RELATED -- 5.7%
  Hanson, PLC, ADR, (United Kingdom)........................      2,089,150         81,476,850
  Kaufman & Broad Home Corp.................................        701,500         20,168,125
  Ryland Group, Inc.........................................        732,300         21,145,162
                                                                                --------------
                                                                                   122,790,137
                                                                                --------------
INSURANCE -- 3.4%
  Marsh & McLennan Companies, Inc...........................        822,600         48,070,687
  Ohio Casualty Corp........................................        387,500(b)      15,935,937
  Selective Insurance Group, Inc............................        405,600          8,162,700
                                                                                --------------
                                                                                    72,169,324
                                                                                --------------

                                                                                    VALUE
COMMON STOCKS (CONTINUED)                                        SHARES            (NOTE 2)
                                                              -------------     --------------
LEISURE -- 1.9%
  Hilton Hotels Corp........................................      1,045,600     $   19,997,100
  Prime Hospitality Corp. (a)...............................        354,900          3,748,631
  Starwood Hotels & Resorts (a).............................        747,200         16,952,100
                                                                                --------------
                                                                                    40,697,831
                                                                                --------------
MEDIA -- 2.4%
  CBS Corp..................................................      1,548,845         50,724,674
                                                                                --------------
METALS-FERROUS -- 3.7%
  AK Steel Holding Corp.....................................      1,395,000         32,782,500
  USX-U.S. Steel Group......................................      2,048,000         47,104,000
                                                                                --------------
                                                                                    79,886,500
                                                                                --------------
METALS-NON FERROUS -- 7.0%
  Aluminum Company of America...............................      1,217,300         90,764,931
  Kaiser Aluminum Corp. (a).................................        271,872          1,325,376
  Reynolds Metals Co........................................      1,084,186         57,123,050
                                                                                --------------
                                                                                   149,213,357
                                                                                --------------
MISCELLANEOUS - INDUSTRIAL -- 0.4%
  Tenneco, Inc..............................................        232,300          7,912,719
                                                                                --------------
OIL & GAS -- 3.8%
  Crestar Energy, Inc., ADR, (Canada) (a)...................        204,000          1,732,428
  Elf Aquitaine SA, ADR, (France)...........................        693,600         39,275,100
  Occidental Petroleum Corp.................................      1,020,000         17,212,500
  Pioneer Natural Resources Co..............................      1,866,717         16,333,774
  USX-Marathon Group........................................        235,200          7,085,400
                                                                                --------------
                                                                                    81,639,202
                                                                                --------------
OIL & GAS SERVICES -- 3.9%
  McDermott International, Inc..............................      2,661,200         65,698,375
  Pennzoil-Quaker State Co..................................      1,247,008         18,471,306
                                                                                --------------
                                                                                    84,169,681
                                                                                --------------
PRECIOUS METALS -- 0.4%
  Ashanti Goldfields Co., Ltd...............................        715,131          6,704,353
  Coeur d'Alene Mines Corp..................................        198,578(b)         918,423
  Echo Bay Mines, Ltd.......................................        304,499            532,873
                                                                                --------------
                                                                                     8,155,649
                                                                                --------------
REAL ESTATE DEVELOPMENT -- 12.4%
  Amli Residential Properties Trust.........................        212,500          4,728,125
  Archstone Communities Trust...............................         32,200            652,050
  Bradley Real Estate, Inc..................................        109,800          2,250,900
  Capital Automotive........................................        590,000          8,776,250
  CCA Prison Realty Trust...................................        637,900(b)      13,076,950
  Centertrust Retail Properties, Inc........................        428,400          5,247,900
  Crescent Operating, Inc. (a)..............................        155,150            736,963
  Crescent Real Estate Equities Co..........................      2,300,200         52,904,600
  Crown American Realty Trust...............................      1,129,000          8,749,750
  Equity Inns, Inc..........................................         22,300            214,638
  Equity Office Properties Trust............................        555,278         13,326,672
  Equity Residential Properties Trust.......................      1,604,200         64,869,838
  Gables Residential Trust..................................        425,900          9,875,556
  Glimcher Realty Trust.....................................        522,700          8,199,856
  JP Realty, Inc............................................         85,700          1,681,863
  Kimco Realty Corp.........................................         57,350          2,276,078
  Malan Realty Investors, Inc...............................        136,200          2,162,175
  Manufactured Home Communities, Inc........................        417,800         10,471,113
  Pennsylvania Real Estate Investment Trust.................         51,100            993,256
  Sunstone Hotel Investors, Inc.............................        162,300          1,531,706
  TriNet Corporate Realty Trust, Inc........................        170,000          4,547,500
  Vornado Operating, Inc....................................         40,400            325,725
  Vornado Realty Trust......................................      1,260,100         42,528,375
  Walden Residential Properties, Inc........................        362,100          7,400,419
                                                                                --------------
                                                                                   267,528,258
                                                                                --------------
RETAIL -- 3.9%
  Heilig-Meyers Co..........................................      1,396,300          9,337,756
  J.C. Penney Co., Inc......................................        608,100         28,504,688
  The Limited, Inc..........................................      1,534,700         44,698,138
                                                                                --------------
                                                                                    82,540,582
                                                                                --------------
TELECOMMUNICATIONS -- 1.1%
  Telefonos de Mexico SA, (Class "L" Stock), ADR,
    (Mexico)................................................        469,700(b)      22,868,519
                                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B44

DECEMBER 31, 1998

                                                                                    VALUE
COMMON STOCKS (CONTINUED)                                        SHARES            (NOTE 2)
                                                              -------------     --------------
TEXTILES -- 0.6%
  Garan, Inc................................................          3,000     $       84,375
  Kellwood Co...............................................        529,300         13,232,500
                                                                                --------------
                                                                                    13,316,875
                                                                                --------------
TOBACCO -- 5.5%
  Philip Morris Co., Inc....................................        850,000         45,475,000
  RJR Nabisco Holdings Corp.................................      2,452,880         72,819,875
                                                                                --------------
                                                                                   118,294,875
                                                                                --------------
TRUCKING/SHIPPING -- 0.5%
  Yellow Corp. (a)..........................................        561,000         10,729,125
                                                                                --------------
UTILITY - ELECTRIC -- 0.4%
  Cleco Corp................................................          6,200            212,738
  First Energy Corp. (a)....................................         24,965            812,923
  Pacific Gas & Electric, Co................................        244,800          7,711,200
                                                                                --------------
                                                                                     8,736,861
                                                                                --------------
WASTE MANAGEMENT -- 0.7%
  Waste Management, Inc.....................................        320,442         14,940,608
                                                                                --------------
TOTAL COMMON STOCKS
  (cost $1,702,255,422)....................................................      1,960,222,283
                                                                                --------------

PREFERRED STOCKS -- 4.7%
INTEGRATED PRODUCERS -- 0.1%
  Unocal Corp. (Conv.) Series 6.25%.........................         35,072          1,709,760
                                                                                --------------
METALS-FERROUS -- 0.8%
  Bethlehem Steel Corp. (Cum. Conv.), $3.50.................        264,000         10,197,000
  Rouge Steel, 7.25%........................................        267,700          2,476,225
  USX Capital Trust (Cum. Conv.), 6.75%.....................        116,900          4,902,494
                                                                                --------------
                                                                                    17,575,719
                                                                                --------------
METALS-NON FERROUS -- 0.1%
  Hecla Mining Co. (Cum. Conv.), 7.00%, Series B............         61,200          2,325,600
                                                                                --------------
REAL ESTATE DEVELOPMENT -- 0.6%
  Archstone Communities Trust, $1.75........................         55,600          1,487,300
  Union Pacific Capital Trust, 6.25%........................        243,900         11,219,400
                                                                                --------------
                                                                                    12,706,700
                                                                                --------------
RETAIL -- 1.9%
  Kmart Corp. (Cum. Conv.), 7.75%...........................        685,300         39,704,569
                                                                                --------------
TELECOMMUNICATIONS -- 1.2%
  Telecomunicacoes Brasileiras S.A., ADR, Series B,
    (Brazil)................................................        358,300         26,043,931
                                                                                --------------
TOTAL PREFERRED STOCKS
  (cost $116,629,674)......................................................        100,066,279
                                                                                --------------

WARRANT(a)                                                        UNITS
                                                              -------------
CONSTRUCTION
  Morrison Knudsen Corp.,
    expiring 03/11/03.......................................          5,689             17,778
                                                                                --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT           VALUE
CONVERTIBLE BONDS -- 0.8%                           (UNAUDITED)     (000)          (NOTE 2)
                                                    ------------  ---------     --------------
EXPLORATION & PRODUCTION -- 0.1%
  Oryx Energy Co.,
    7.50%, 05/15/14...............................       B2       $   1,800     $    1,795,500
                                                                                --------------
OIL & GAS SERVICES -- 0.2%
  Baker Hughes, Inc.,
    Zero Coupon, 05/05/08.........................       A2           6,060          3,976,875
                                                                                --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Centertrust Retail Properties Inc.,
    7.50%, 01/15/01...............................       NR           1,020            963,900
    7.50%, 01/15/01...............................       B2             610            576,450
  Malan Realty Investors, Inc.,
    9.50%, 07/15/04...............................       NR           3,000          2,895,000
                                                                                --------------
                                                                                     4,435,350
                                                                                --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT           VALUE
CONVERTIBLE BONDS (CONTINUED)                       (UNAUDITED)     (000)          (NOTE 2)
                                                    ------------  ---------     --------------
RETAIL -- 0.3%
  Charming Shoppes, Inc.,
    7.50%, 07/15/06...............................       B2       $   8,160     $    7,550,530
                                                                                --------------
TOTAL CONVERTIBLE BONDS
  (cost $18,612,250).......................................................         17,758,255
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,837,497,346)....................................................      2,078,064,595
                                                                                --------------

SHORT-TERM INVESTMENTS -- 5.0%
LOAN PARTICIPATION NOTE -- 1.6%
  Alltel Corp.,
    5.75%, 01/04/99...............................       P1          35,000(c)      35,000,000
                                                                                --------------
COMMERCIAL PAPER -- 0.7%
  Countrywide Home Loan, Inc.,
    6.75%, 01/04/99...............................       P1           8,000(c)       7,995,500
    5.40%, 01/04/99...............................       P1           6,098(c)       6,095,256
                                                                                --------------
                                                                                    14,090,756
                                                                                --------------
REPURCHASE AGREEMENT -- 2.7%
  Joint Repurchase Agreement Account,
    4.693%, 01/04/99
      (Note 5)....................................                   58,712         58,712,000
                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $107,802,756)......................................................        107,802,756
                                                                                --------------
TOTAL INVESTMENTS -- 101.9%
  (cost $1,945,300,102; Note 6)............................................      2,185,867,351
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.9%)............................
                                                                                   (43,546,536)
                                                                                --------------
NET ASSETS -- 100.0%.......................................................     $2,142,320,815
                                                                                --------------
                                                                                --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt
  NR    Not Rated by Moody's or Standard & Poor's
  AG    Aktiengesellschaft (German Stock Company)
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Non-income producing security.
(b) Portion of securities on loan with an aggregate market value of $46,303,663; cash collateral of $49,079,500 was received with which the portfolio purchased securities.
(c) Represents security purchased with cash collateral received for securities on loan.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B45

                                EQUITY PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 92.0%
                                                                                 VALUE
COMMON STOCKS                                                    SHARES         (NOTE 2)
                                                              -------------  --------------
AEROSPACE
  Raytheon Co...............................................         44,639  $    2,307,278
                                                                             --------------
AUTOS - CARS & TRUCKS -- 2.8%
  General Motors Corp.......................................        700,000      50,093,750
  LucasVarity PLC (United Kingdom)..........................     29,951,922      99,787,075
  Navistar International Corp. (a)..........................        395,200      11,263,200
  PACCAR, Inc...............................................        279,400      11,490,325
                                                                             --------------
                                                                                172,634,350
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 6.1%
  Bank of New York Co., Inc.................................      2,400,000      96,600,000
  BankAmerica Corp..........................................      1,789,856     107,615,092
  Chase Manhattan Corp......................................      1,216,800      82,818,450
  Mellon Bank Corp..........................................        270,100      18,569,375
  Mercantile Bankshares Corp................................        419,400      16,146,900
  Morgan (J.P.) & Co., Inc..................................        327,900      34,449,994
  National City Corp........................................         61,560       4,463,100
  Republic New York Corp....................................        450,000      20,503,125
                                                                             --------------
                                                                                381,166,036
                                                                             --------------
CHEMICALS -- 2.4%
  BOC Group, PLC ADR (United Kingdom).......................        800,000      21,800,000
  Dow Chemical Co...........................................        556,300      50,588,531
  Eastman Chemical Co.......................................        941,550      42,134,362
  Potash Corp. of Saskatchewan Inc., (Canada)...............        380,000      24,272,500
  Wellman, Inc..............................................        798,200       8,131,662
  Witco Corp................................................        268,800       4,284,000
                                                                             --------------
                                                                                151,211,055
                                                                             --------------
COMPUTERS -- 5.3%
  Compaq Computer Corp......................................      3,669,250     153,879,172
  Gerber Scientific, Inc....................................        419,800       9,996,487
  Hewlett-Packard Co........................................      1,100,000      75,143,750
  NCR Corp..................................................        100,000       4,175,000
  Seagate Technology, Inc. (a)..............................      2,975,800      90,017,950
                                                                             --------------
                                                                                333,212,359
                                                                             --------------
CONSTRUCTION & HOUSING -- 1.5%
  American Standard Co., Inc. (a)...........................      1,050,000      37,734,375
  Centex Corp...............................................      1,200,000      54,075,000
                                                                             --------------
                                                                                 91,809,375
                                                                             --------------
DIVERSIFIED CONSUMER PRODUCTS -- 1.2%
  Eastman Kodak Co..........................................        889,800      64,065,600
  Gibson Greeting, Inc. (a).................................        750,000       8,906,250
                                                                             --------------
                                                                                 72,971,850
                                                                             --------------
ELECTRONICS -- 5.3%
  AMP Inc...................................................      1,644,191      85,600,694
  Arrow Electronics, Inc. (a)...............................      2,145,500      57,258,031
  Avnet, Inc................................................        887,600      53,699,800
  Harris Corp...............................................      2,884,000     105,626,500
  Hitachi Ltd. ADR..........................................        515,000      31,125,312
                                                                             --------------
                                                                                333,310,337
                                                                             --------------
FINANCIAL SERVICES -- 5.4%
  American Express Co.......................................        350,000      35,787,500
  Citigroup, Inc............................................      1,941,601      96,109,249
  Lehman Brothers Holdings, Inc.............................        849,800      37,444,312
  Morgan Stanley Dean Witter & Co...........................      2,335,000     165,785,000
                                                                             --------------
                                                                                335,126,061
                                                                             --------------


                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
FOREST PRODUCTS -- 9.2%
  Fort James Corp...........................................        664,000  $   26,560,000
  Georgia-Pacific Corp......................................      1,724,000     100,961,750
  Georgia-Pacific Timber Group..............................      1,158,000      27,574,875
  International Paper Co....................................      1,820,000      81,558,750
  Mead Corp.................................................      2,306,000      67,594,625
  Rayonier Inc..............................................        830,400      38,146,500
  Temple-Inland, Inc........................................      1,240,500      73,577,156
  Weyerhaeuser Co...........................................      1,522,500      77,362,031
  Willamette Industries, Inc................................      2,500,000      83,750,000
                                                                             --------------
                                                                                577,085,687
                                                                             --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 9.4%
  Columbia/HCA Healthcare Corp..............................      5,790,100     143,304,975
  Foundation Health Systems, Inc. (a).......................      4,724,610      56,400,032
  PacifiCare Health Systems, Inc. (a).......................        838,800      66,684,600
  Tenet Healthcare Corp. (a)................................      5,122,832     134,474,340
  Wellpoint Health Networks Inc.............................      2,120,300     184,466,100
                                                                             --------------
                                                                                585,330,047
                                                                             --------------
INSURANCE -- 13.1%
  American Financial Group, Inc.............................        552,700      24,249,712
  American General Corp.....................................        879,704      68,616,912
  Chubb Corp................................................      2,206,400     143,140,200
  Equitable Companies, Inc..................................      1,466,900      84,896,837
  Loews Corp................................................      1,775,000     174,393,750
  Old Republic International Corp...........................      2,926,327      65,842,358
  SAFECO Corp...............................................      2,855,800     122,620,913
  St. Paul Companies, Inc...................................      1,653,800      57,469,550
  Tokio Marine & Fire Insurance Co. Ltd., ADR (Japan).......        656,400      39,876,300
  United Healthcare Corp....................................        928,000      39,962,000
                                                                             --------------
                                                                                821,068,532
                                                                             --------------
LEISURE -- 1.1%
  Hilton Hotels Corp........................................      3,470,600      66,375,225
                                                                             --------------
METALS-FERROUS -- 0.2%
  Birmingham Steel Corp.....................................      1,492,400       6,249,425
  Carpenter Technology Corp.................................        100,000       3,393,750
                                                                             --------------
                                                                                  9,643,175
                                                                             --------------
METALS-NON FERROUS -- 1.4%
  Aluminum Company of America...............................        941,000      70,163,313
  Cyprus Amax Minerals Co...................................      1,490,400      14,904,000
  Nord Resources Corp. (a)..................................        130,500         130,500
                                                                             --------------
                                                                                 85,197,813
                                                                             --------------
OIL & GAS -- 2.7%
  Amerada Hess Corp.........................................        325,000      16,168,750
  Atlantic Richfield Co.....................................      1,100,000      71,775,000
  Keyspan Energy Co.........................................      1,356,432      42,049,392
  Total SA, ADR, (France)...................................        738,365      36,733,659
                                                                             --------------
                                                                                166,726,801
                                                                             --------------
OIL & GAS EXPLORATION/PRODUCTION -- 2.8%
  Elf Aquitaine SA, ADR, (France)...........................      2,424,433     137,283,519
  Occidental Petroleum Corp.................................      1,100,000      18,562,500
  Oryx Energy Co. (a).......................................      1,600,000      21,500,000
                                                                             --------------
                                                                                177,346,019
                                                                             --------------
PRECIOUS METALS -- 1.5%
  Freeport-McMoRan Copper & Gold, Inc. (Class "A")..........      3,853,300      37,328,844
  Freeport-McMoRan Copper & Gold, Inc. (Class "B")..........        319,600       3,335,825

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B46

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
PRECIOUS METALS (CONT'D.)
  Kinross Gold Corp. (a)....................................        105,126  $      243,104
  Newmont Mining Corp.......................................      3,057,000      55,217,063
                                                                             --------------
                                                                                 96,124,836
                                                                             --------------
RESTAURANTS -- 2.3%
  Darden Restaurants, Inc...................................      7,922,700     142,608,600
                                                                             --------------
RETAIL -- 7.9%
  Dillards, Inc.............................................      3,649,000     103,540,375
  HomeBase, Inc. (a)........................................      1,300,000       8,287,500
  IKON Office Solutions, Inc................................      5,193,000      44,465,063
  Kmart Corp. (a)...........................................      6,500,000      99,531,250
  Nine West Group Inc. (a)..................................      1,430,800      22,266,825
  Pep Boys - Manny, Moe & Jack..............................      2,025,000      31,767,188
  Sears, Roebuck and Co.....................................        690,000      29,325,000
  Tandy Corp................................................      2,784,900     114,703,069
  Toys 'R' Us, Inc. (a).....................................      2,350,000      39,656,250
                                                                             --------------
                                                                                493,542,520
                                                                             --------------
SEMICONDUCTORS -- 0.4%
  National Semiconductor Corp. (a)..........................      1,905,600      25,725,600
                                                                             --------------
TELECOMMUNICATIONS -- 3.6%
  Alltel Corp...............................................      1,255,088      75,069,951
  AT&T Corp.................................................      1,100,000      82,775,000
  Loral Corp................................................      2,600,000      46,312,500
  Portugal Telecom SA, ADR, (Portugal)......................        409,900      18,291,788
                                                                             --------------
                                                                                222,449,239
                                                                             --------------
TEXTILES
  Worldtex, Inc. (a)........................................        107,199         388,596
                                                                             --------------
TOBACCO -- 3.5%
  Philip Morris Co., Inc....................................      2,025,000     108,337,500
  RJR Nabisco Holdings Corp.................................      3,710,000     110,140,625
                                                                             --------------
                                                                                218,478,125
                                                                             --------------
TRANSPORTATION -- 0.2%
  Marine Transport Corp. (a)................................        100,000         225,000
  OMI Corp. (a).............................................      1,000,000       3,250,000
  Overseas Shipholding Group, Inc...........................        600,000       9,637,500
                                                                             --------------
                                                                                 13,112,500
                                                                             --------------
UTILITY - ELECTRIC -- 1.7%
  American Electric Power, Inc..............................        180,000       8,471,250
  GPU, Inc..................................................        500,000      22,093,750
  Houston Industries, Inc...................................        974,519      31,306,423
  Unicom Corp...............................................      1,112,900      42,916,206
                                                                             --------------
                                                                                104,787,629
                                                                             --------------
UTILITY - WATER -- 0.1%
  American Water Works Co., Inc.............................        270,000       9,112,500
                                                                             --------------
WASTE MANAGEMENT -- 0.9%
  Waste Management, Inc.....................................      1,176,892      54,872,590
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,261,005,459)....................................................   5,743,724,735
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS -- 8.1%                      (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER -- 7.0%
  Barton Capital Corp.,
    5.60%, 01/14/99...............................       P1       $  60,000  $   59,878,667
  Clipper Receivables Corp.,
    5.42%, 01/22/99...............................       P1          38,000      37,879,857
  Countrywide Home Loan,
    5.10%, 01/04/99...............................       P1          33,850      33,835,614
  Falcon Asset Securitization Corp.,
    5.68%, 01/21/99...............................       P1          21,332      21,264,686
  Four Winds Funding Corp.,
    5.70%, 01/29/99...............................       P1          50,000      49,778,333
  Old Line Funding Corp.,
    5.40%, 01/27/99...............................       P1          42,000      41,836,200
  Thunder Bay Funding Inc.,
    5.60%, 01/15/99...............................       P1          27,447      27,387,226
    5.70%, 01/20/99...............................       P1          30,000      29,909,750
  Triple-A One Funding Corp.,
    5.55%, 01/19/99...............................       P1          30,000      29,916,750
  Wells Fargo & Co.,
    5.70%, 01/22/99...............................       P1          50,000      49,833,750
  Windmill Funding Corp.,
    5.57%, 01/22/99...............................       P1          23,000      22,925,269
    5.57%, 01/25/99...............................       P1          37,000      36,862,606
                                                                             --------------
                                                                                441,308,708
                                                                             --------------
REPURCHASE AGREEMENT -- 1.0%
  Joint Repurchase Agreement Account,
    4.693%, 01/04/99 (Note 5).....................                   60,667      60,667,000
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
  Federal National Mortgage Association,
    4.94%, 02/23/99...............................                    5,000       4,995,354
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $506,971,062)......................................................     506,971,062
                                                                             --------------
TOTAL INVESTMENTS -- 100.1%
  (cost $4,767,976,521; Note 6)............................................   6,250,695,797
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.1%)...................................................      (3,649,163)
                                                                             --------------
NET ASSETS -- 100.0%.......................................................  $6,247,046,634
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt.
  PLC   Public Limited Company (British Corporation).
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation).

(a)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B47

                         PRUDENTIAL JENNISON PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 96.9%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.2%
  Raytheon Co. (Class "A" Stock)..................        118,400  $    6,119,800
  Raytheon Co. (Class "B" Stock)..................        156,100       8,312,325
                                                                   --------------
                                                                       14,432,125
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 2.7%
  Chase Manhattan Corp............................        477,500      32,499,844
                                                                   --------------
BROADCASTING SERVICES -- 1.1%
  Infinity Broadcasting Corp. (a).................        462,300      12,655,462
                                                                   --------------
BUSINESS SERVICES -- 1.4%
  Omnicom Group, Inc..............................        288,700      16,744,600
                                                                   --------------
COMPUTER SERVICES -- 13.0%
  3Com Corp. (a)..................................        275,700      12,354,806
  Cadence Design Systems, Inc. (a)................        529,400      15,749,650
  Cisco Systems, Inc. (a).........................        349,875      32,472,773
  HBO & Co........................................        551,500      15,821,156
  Microsoft Corp. (a).............................        281,500      39,040,531
  Oracle Corp. (a)................................        661,500      28,527,187
  PLATINUM Technology, Inc. (a)...................        659,708      12,616,915
                                                                   --------------
                                                                      156,583,018
                                                                   --------------
COMPUTERS -- 6.8%
  Compaq Computer Corp............................        495,600      20,784,225
  Dell Computer Corp. (a).........................        258,100      18,889,694
  Hewlett-Packard Co..............................        292,000      19,947,250
  International Business Machines Corp............        115,500      21,338,625
                                                                   --------------
                                                                       80,959,794
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 1.5%
  Xerox Corp......................................        153,100      18,065,800
                                                                   --------------
DIVERSIFIED OPERATIONS -- 2.8%
  General Electric Co.............................        330,900      33,772,481
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 12.1%
  American Home Products Corp.....................        431,700      24,310,106
  Eli Lilly & Co..................................        169,200      15,037,650
  Merck & Co., Inc................................        154,400      22,802,950
  Pfizer, Inc.....................................        181,300      22,741,819
  Pharmacia & Upjohn, Inc.........................        213,000      12,061,125
  Schering-Plough Corp............................        517,800      28,608,450
  Warner-Lambert Co...............................        257,000      19,323,188
                                                                   --------------
                                                                      144,885,288
                                                                   --------------
ELECTRONICS -- 8.4%
  Applied Materials, Inc. (a).....................        320,500      13,681,344
  Intel Corp......................................        206,100      24,435,731
  KLA-Tencor Corp. (a)............................        350,600      15,207,275
  Symbol Technologies, Inc........................        368,125      23,536,992
  Texas Instruments, Inc..........................        281,500      24,085,844
                                                                   --------------
                                                                      100,947,186
                                                                   --------------
FINANCIAL SERVICES -- 11.0%
  Associates First Capital Corp...................        506,000      21,441,750
  Citigroup, Inc..................................        617,700      30,576,150
  MBNA Corp.......................................        929,037      23,167,860
  Morgan Stanley Dean Witter & Co.................        384,020      27,265,420
  Schwab (Charles) Corp. (a)......................        308,250      17,319,797
  Washington Mutual, Inc..........................        322,100      12,300,194
                                                                   --------------
                                                                      132,071,171
                                                                   --------------
INSURANCE -- 6.1%
  Ace Ltd.........................................        456,500      15,720,719
  American International Group, Inc...............        216,800      20,948,300
  Mutual Risk Management, Ltd.....................        383,332      14,997,865
  Provident Companies, Inc........................        252,400      10,474,600
  UNUM Corp.......................................        178,200      10,402,425
                                                                   --------------
                                                                       72,543,909
                                                                   --------------


COMMON                                                                 VALUE
STOCKS (CONTINUED)                                     SHARES         (NOTE 2)
                                                    -------------  --------------

LEISURE -- 0.9%
  Promus Hotel Corp. (a)..........................        334,700  $   10,835,913
                                                                   --------------
MEDIA -- 4.1%
  CBS Corp. (a)...................................        901,600      29,527,400
  Clear Channel Communications, Inc. (a)..........        362,100      19,734,450
                                                                   --------------
                                                                       49,261,850
                                                                   --------------
RETAIL - RESTAURANTS -- 1.9%
  McDonald's Corp.................................        299,900      22,979,838
                                                                   --------------
RETAIL -- 10.3%
  Home Depot, Inc.................................        585,300      35,813,044
  Kohl's Corp. (a)................................        371,500      22,824,031
  Rite Aid Corp...................................        283,100      14,031,144
  Staples, Inc. (a)...............................        483,900      21,140,381
  The Gap, Inc....................................        359,700      20,233,125
  Wal-Mart Stores, Inc............................        110,300       8,982,556
                                                                   --------------
                                                                      123,024,281
                                                                   --------------
SOFTWARE -- 1.2%
  Intuit, Inc. (a)................................        203,000      14,717,500
                                                                   --------------
TELECOMMUNICATIONS -- 10.4%
  Airtouch Communications, Inc. (a)...............        307,200      22,156,800
  Ascend Communications, Inc. (a).................        202,000      13,281,500
  MCI Wordcom, Inc. (a)...........................        778,200      55,835,850
  Nokia AB Corp., (Japan), ADR....................        147,000      17,704,313
  Qwest Communications International (a)..........        302,700      15,135,000
                                                                   --------------
                                                                      124,113,463
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $843,458,260)............................................   1,161,093,523
                                                                   --------------
                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENT -- 3.6%                           (000)
                                                    -------------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    4.693%, 01/04/99
      (cost $43,284,000; Note 5)..................  $      43,284      43,284,000
                                                                   --------------
TOTAL INVESTMENTS -- 100.5%
  (cost $886,742,260; Note 5)....................................   1,204,377,523
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.5%).........................................      (5,648,188)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $1,198,729,335
                                                                   --------------
                                                                   --------------

The following abbreviation is used in portfolio descriptions:
  ADR   American Depository Receipt

(a)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B48

                      SMALL CAPITALIZATION STOCK PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 93.1%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
ADVERTISING -- 0.3%
  HA-LO Industries, Inc...........................         27,600  $    1,038,450
                                                                   --------------
AEROSPACE -- 0.8%
  BE Aerospace, Inc. (a)..........................         23,100         485,100
  Kaman Corp. (Class "A" Stock)...................         23,500         377,469
  Orbital Sciences Corp. (a)......................         35,800       1,584,150
  Trimble Navigation, Ltd. (a)....................         22,600         163,850
  Watkins-Johnson Co..............................          8,200         167,075
                                                                   --------------
                                                                        2,777,644
                                                                   --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.4%
  Delta & Pine Land Co............................         38,100       1,409,700
                                                                   --------------
AIRLINES -- 0.9%
  Comair Holdings, Inc............................         66,037       2,228,749
  Mesa Air Group, Inc. (a)........................         28,100         219,531
  SkyWest, Inc....................................         24,000         784,500
                                                                   --------------
                                                                        3,232,780
                                                                   --------------
APPAREL -- 0.1%
  Phillips-Van Heusen Corp........................         27,000         194,062
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.8%
  Breed Technologies, Inc.........................         35,275         288,814
  Myers Industries, Inc...........................         17,822         510,155
  Simpson Industries, Inc.........................         18,200         176,312
  Spartan Motors, Inc.............................         11,900          68,425
  Standard Motor Products, Inc....................         13,000         315,250
  Standard Products Co............................         16,700         340,262
  TBC Corp. (a)...................................         21,000         149,625
  Titan International, Inc........................         21,600         205,200
  Wabash National Corp............................         21,300         432,656
  Wynn's International, Inc.......................         18,625         412,078
                                                                   --------------
                                                                        2,898,777
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 6.2%
  Anchor Bancorp Wisconsin, Inc...................         17,700         424,800
  Astoria Financial Corp. (a).....................         54,100       2,475,075
  Banknorth Group, Inc............................         15,200         571,900
  Carolina First Corp.............................         17,600         445,500
  Centura Banks, Inc..............................         25,200       1,874,250
  Commercial Federal Corp. (a)....................         55,525       1,287,486
  Cullen/Frost Bankers, Inc.......................         21,600       1,185,300
  Downey Financial Corp...........................         26,444         672,669
  First Bancorp/Puerto Rico (a)...................         28,300         854,306
  First Merit Corp................................         71,800       1,929,625
  First Midwest Bancorp, Inc......................         29,600       1,126,650
  HUBCO, Inc......................................         42,983       1,294,863
  JSB Financial, Inc..............................          9,400         511,125
  Premier Bancshares, Inc.........................         16,900         442,569
  Queens County Bancorp, Inc......................         22,050         655,987
  Riggs National Corp.............................         30,500         621,437
  Silicon Valley Bancshares.......................         20,500         349,141
  St. Paul Bancorp, Inc...........................         40,300       1,096,916
  Susquehanna Bancshares, Inc.....................         32,500         665,234
  TrustCo Bank Corp...............................         26,710         801,300
  United Bankshares, Inc..........................         42,500       1,126,250
  UST Corp........................................         41,000         966,062
  Whitney Holding Corp............................         22,500         843,750
                                                                   --------------
                                                                       22,222,195
                                                                   --------------
BROADCASTING SERVICES -- 0.6%
  Harman International............................         18,500         705,312
  Metro Networks, Inc.............................         15,800         673,475
  Westwood One, Inc...............................         29,900         911,950
                                                                   --------------
                                                                        2,290,737
                                                                   --------------


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
BUSINESS SERVICES -- 0.1%
  Franklin Covey Co...............................         21,700  $      363,475
                                                                   --------------
CHEMICALS -- 1.6%
  Cambrex Corp....................................         24,100         578,400
  Chemed Corp.....................................          9,900         331,650
  Chemfirst, Inc. (a).............................         18,400         363,400
  Hauser Chemical Research, Inc. (a)..............         10,100          44,819
  Lilly Industries, Inc. (Class "A" Stock)........         22,000         438,625
  MacDermid, Inc..................................         26,100       1,021,162
  McWhorter Technologies, Inc. (a)................         10,300         235,612
  Mississippi Chemical Corp. (a)..................         26,072         365,008
  OM Group, Inc...................................         23,700         865,050
  Penford Corp....................................          7,300         116,800
  Quaker Chemical Corp............................          8,200         147,600
  Scotts Co. (Class "A" Stock) (a)................         17,700         680,344
  WD-40 Co........................................         15,600         446,550
                                                                   --------------
                                                                        5,635,020
                                                                   --------------
COMMERCIAL SERVICES -- 3.5%
  AAR Corp........................................         27,550         657,756
  ABM Industries, Inc.............................         20,100         695,962
  ADVO, Inc.......................................         21,200         559,150
  Billing Information Concepts Corp...............         33,600         369,600
  Bowne & Co......................................         35,500         634,562
  CDI Corp. (a)...................................         19,400         391,637
  Central Parking Corp............................         27,950         906,628
  Consolidated Graphics, Inc......................         12,900         871,556
  Hadco Corp......................................         13,200         462,000
  Insurance Auto Auction, Inc. (a)................         11,200         133,000
  Interim Services, Inc. (a)......................         46,700       1,091,612
  John H. Harland Co..............................         30,800         487,025
  LSB Industries, Inc.............................         11,500          38,094
  Merrill Corp....................................         16,300         314,794
  NFO Worldwide, Inc..............................         20,075         230,862
  Norrell Corp....................................         27,200         401,200
  Pharmaceutical Marketing Services, Inc. (a).....         12,200         175,375
  Primark Corp. (a)...............................         21,420         581,017
  Superior Services, Inc..........................         28,800         577,800
  Thomas Nelson, Inc..............................         14,850         200,475
  True North Communications, Inc..................         44,400       1,193,250
  Vantive Corp....................................         25,900         207,200
  Volt Information Sciences, Inc..................         14,300         322,644
  World Color Press, Inc..........................         38,300       1,165,756
                                                                   --------------
                                                                       12,668,955
                                                                   --------------
COMPUTER SERVICES -- 6.8%
  Acxiom Corp. (a)................................         73,000       2,263,000
  American Management Systems, Inc. (a)...........         42,250       1,690,000
  Analysts International Corp.....................         22,100         425,425
  Auspex Systems, Inc. (a)........................         25,300         109,502
  Avid Technology.................................         24,800         579,700
  BancTec, Inc. (a)...............................         20,200         253,762
  BISYS Group, Inc. (a)...........................         26,500       1,368,062
  Boole & Babbage, Inc............................         28,100         827,194
  Cerner Corp. (a)................................         32,600         872,050
  Ciber, Inc......................................         53,300       1,489,069
  Computer Task Group, Inc........................         20,200         547,925
  Fair Issac & Co., Inc...........................         13,200         609,675
  FileNet Corp. (a)...............................         31,300         358,972
  Harbinger Corp..................................         41,900         335,200
  Henry (Jack) & Associates, Inc..................         18,850         937,787
  Hutchinson Technology, Inc. (a).................         19,700         701,812
  Insight Enterprises Inc. (a)....................         14,700         747,862

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B49

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
COMPUTER SERVICES (CONT'D.)
  Inter-Tel, Inc..................................         27,000  $      631,125
  Komag, Inc. (a).................................         53,100         550,912
  Midway Games, Inc...............................         36,430         400,730
  National Computer Systems, Inc..................         31,000       1,147,000
  National Data Corp..............................         33,625       1,637,117
  Platinum Software Corp. (a).....................         25,200         322,875
  Progress Software Corp. (a).....................         17,250         582,187
  Read-Rite Corp. (a).............................         48,400         715,412
  Standard Microsystems Corp. (a).................         15,800         123,437
  System Software Associates, Inc.................         47,200         331,875
  Technology Solutions Co.........................         39,400         422,319
  Telxon Corp.....................................         16,000         222,000
  Wall Data, Inc. (a).............................          9,400         225,600
  Whittman-Hart, Inc..............................         50,900       1,406,112
  Xircom, Inc. (a)................................         22,900         778,600
  Zebra Technologies Corp. (Class "A"
    Stock) (a)....................................         31,100         894,125
                                                                   --------------
                                                                       24,508,423
                                                                   --------------
COMPUTERS -- 0.5%
  Applied Magnetics Corp..........................         23,900         147,881
  Exabyte Corp....................................         22,400         123,200
  Gerber Scientific, Inc..........................         22,500         535,781
  MICROS Systems, Inc.............................         15,200         499,700
  Vanstar Corp....................................         43,000         397,750
                                                                   --------------
                                                                        1,704,312
                                                                   --------------
CONSTRUCTION -- 1.2%
  Florida Rock Industries, Inc....................         17,200         533,200
  Halter Marine Group.............................         28,600         139,425
  Insituform Technologies, Inc. (Class "A"
    Stock) (a)....................................         25,600         371,200
  Lone Star Industries, Inc.......................         19,200         706,800
  M.D.C. Holdings, Inc............................         18,100         386,887
  Morrison Knudsen Corp. (a)......................         53,700         523,575
  Oakwood Homes Corp..............................         46,300         703,181
  Republic Group, Inc.............................         11,070         222,092
  Southern Energy Homes, Inc. (a).................         13,312          81,536
  Standard Pacific Corp...........................         29,550         417,394
  Stone & Webster, Inc............................         12,400         412,300
                                                                   --------------
                                                                        4,497,590
                                                                   --------------
CONSUMER SERVICES -- 0.2%
  Pre-Paid Legal Services, Inc....................         22,300         735,900
                                                                   --------------
CONTAINERS -- 0.4%
  Aptar Group, Inc................................         35,800       1,004,637
  Shorewood Packaging Corp. (a)...................         25,650         525,825
                                                                   --------------
                                                                        1,530,462
                                                                   --------------
COSMETICS & SOAPS -- 0.1%
  Nature's Sunshine Products, Inc.................         17,400         265,350
  USA Detergent, Inc. (a).........................         13,700          99,325
                                                                   --------------
                                                                          364,675
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 0.1%
  Gibson Greetings, Inc. (a)......................         16,300         193,562
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Nashua Corp.....................................          6,700          89,194
  New England Business Service, Inc...............         13,100         512,537
                                                                   --------------
                                                                          601,731
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 6.8%
  ADAC Laboratories...............................         19,900         397,378
  Advanced Tissue Sciences, Inc. (a)..............         39,000         101,156
  Alliance Pharmaceutical Corp....................         31,800         104,344


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
DRUGS AND MEDICAL SUPPLIES (CONT'D.)
  Alpharma, Inc. (Class "A" Stock)................         25,300  $      893,406
  Ballard Medical Products........................         30,300         736,669
  Barr Laboratories, Inc..........................         21,300       1,022,400
  Bindley Western Industries, Inc.................         21,900       1,078,575
  Cephalon, Inc. (a)..............................         28,400         255,600
  Circon Corp. (a)................................         13,300         199,500
  Coherent, Inc. (a)..............................         22,400         278,600
  COR Therapeutics, Inc. (a)......................         23,900         316,675
  Cygnus, Inc. (a)................................         20,100          97,987
  Diagnostic Products.............................         13,200         410,850
  Enzo Biochem, Inc. (a)..........................         24,318         250,779
  IDEXX Laboratories, Inc. (a)....................         38,400       1,033,200
  The Immune Response Corp. (a)...................         23,000         250,125
  Incyte Pharmacueticals, Inc.....................         26,500         990,437
  Invacare Corp...................................         29,800         715,200
  Jones Medical Industries, Inc...................         28,600       1,043,900
  Liposome Co., Inc. (a)..........................         37,500         578,906
  Medimmune, Inc. (a).............................         26,400       2,625,150
  Mentor Corp.....................................         24,600         576,562
  Molecular Biosystems, Inc. (a)..................         18,450          54,197
  NBTY, Inc. (a)..................................         67,300         479,512
  North American Vaccine, Inc. (a)................         31,000         275,125
  Noven Pharmaceuticals, Inc. (a).................         20,300         110,381
  Organogenesis Inc (a)...........................         16,900         190,125
  Owens & Minor, Inc..............................         32,300         508,725
  Patterson Dental Co. (a)........................         32,100       1,396,350
  Protein Design Labs, Inc. (a)...................         18,400         427,800
  Regeneron Pharmaceuticals, Inc. (a).............         30,800         227,150
  Resound Corp. (a)...............................         20,400          76,500
  Respironics, Inc. (a)...........................         32,300         647,009
  Roberts Pharmaceutical Corp. (a)................         29,600         643,800
  Safeskin Corp. (a)..............................         54,100       1,305,162
  Sequus Pharmaceuticals, Inc. (a)................         31,400         635,850
  SpaceLabs Medical, Inc. (a).....................          8,900         204,700
  Summit Technology, Inc. (a).....................         31,100         136,062
  Sunrise Medical, Inc. (a).......................         22,000         273,625
  Syncor International Corp. (a)..................         10,400         283,400
  TheraTech, Inc. (a).............................         21,050         342,062
  US Bioscience, Inc. (a).........................         24,150         173,578
  Vertex Pharmaceuticals, Inc. (a)................         25,200         749,700
  VISX, Inc. (a)..................................         15,200       1,329,050
  Vital Signs, Inc................................         12,100         211,750
                                                                   --------------
                                                                       24,639,012
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.4%
  Anixter International, Inc. (a).................         44,300         899,844
  Baldor Electric Co..............................         36,166         732,361
  C-Cube Microsystems, Inc........................         37,200       1,009,050
  KEMET Corp. (a).................................         38,900         437,625
  Kent Electronics Corp. (a)......................         27,100         345,525
  Kuhlman Corp....................................         16,000         606,000
  Kulicke & Soffa Industries, Inc.................         23,100         410,025
  Valence Technology, Inc. (a)....................         25,200         182,700
  Vicor Corp. (a).................................         41,800         376,200
                                                                   --------------
                                                                        4,999,330
                                                                   --------------
ELECTRONICS -- 5.5%
  Analogic Corp...................................         12,600         474,075
  Belden, Inc.....................................         25,700         544,519
  Bell Industries, Inc............................          8,525          96,972
  Benchmark Electronics, Inc. (a).................         11,200         410,200
  BMC Industries, Inc.............................         26,700         166,875
  Burr-Brown Corp. (a)............................         36,500         855,469
  C-COR Electronics, Inc. (a).....................          9,100         125,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B50

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
ELECTRONICS (CONT'D.)
  Cable Design Technologies.......................         29,900  $      553,150
  Checkpoint Systems, Inc. (a)....................         31,000         383,625
  CTS Corp........................................         13,600         591,600
  Dallas Semiconductor Corp.......................         27,100       1,104,325
  Dionex Corp. (a)................................         20,700         758,137
  Electro Scientific Industries, Inc..............         11,300         512,031
  Electroglas, Inc................................         19,600         230,300
  Etec Sysytems, Inc..............................         22,000         880,000
  General Semiconductor, Inc......................         35,900         293,931
  Helix Technology Corp...........................         22,000         286,000
  Innovex, Inc....................................         14,700         201,666
  Integrated Circuit Systems, Inc. (a)............         11,700         206,212
  Intermagnetics General Corp. (a)................         12,683          77,685
  International Rectifier Corp. (a)...............         51,000         497,250
  Itron, Inc. (a).................................         14,500         104,219
  Lattice Semiconductor Corp. (a).................         23,400       1,074,206
  Marshall Industries (a).........................         16,500         404,250
  Methode Electronics, Inc. (Class "A" Stock).....         35,300         551,562
  Oak Industries, Inc. (a)........................         18,000         630,000
  Park Electrochemical Corp.......................         10,300         294,837
  Photronics, Inc. (a)............................         24,300         582,441
  Picturetel Corp. (a)............................         38,100         252,412
  Pioneer Standard Electronics, Inc...............         26,100         244,687
  Plexus Corp. (a)................................         14,700         497,962
  S3, Inc. (a)....................................         50,800         373,856
  Sanmina Corp. (a)...............................         48,900       3,056,250
  SpeedFam International, Inc.....................         15,800         270,575
  Technitrol, Inc.................................         15,600         497,250
  Three-Five Systems, Inc. (a)....................          7,875         107,789
  Ultratech Stepper, Inc. (a).....................         20,900         334,400
  Unitrode Corp...................................         30,400         532,000
  VLSI Technology, Inc. (a).......................         46,200         505,312
  X-Rite, Inc.....................................         20,000         155,000
                                                                   --------------
                                                                       19,718,155
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.2%
  Dames & Moore, Inc..............................         17,400         224,025
  Ionics, Inc. (a)................................         15,500         464,031
  TETRA Technologies, Inc. (a)....................         13,500         147,656
                                                                   --------------
                                                                          835,712
                                                                   --------------
EXPLORATION & PRODUCTION -- 0.2%
  Newfield Exploration Co. (a)....................         34,350         717,056
                                                                   --------------
FINANCIAL SERVICES -- 3.9%
  AmeriCredit Corp................................         60,700         838,419
  AMRESCO, Inc. (a)...............................         44,000         385,000
  Commerce Bancorp, Inc...........................         21,175       1,111,687
  Dain Rauscher Corp..............................         11,800         348,100
  E*TRADE Group, Inc. (a).........................         54,600       2,554,256
  Eaton Vance Corp................................         35,700         745,237
  Envoy Corp. (a).................................         21,100       1,229,075
  Legg Mason, Inc.................................         53,132       1,676,979
  MAF Bancorp, Inc................................         21,400         567,100
  Pioneer Group, Inc..............................         25,000         493,750
  Raymond James Financial, Inc....................         48,118       1,016,493
  SEI Corp........................................         17,700       1,758,937
  U.S. Trust Corp.................................         18,800       1,428,800
                                                                   --------------
                                                                       14,153,833
                                                                   --------------
FOOD & BEVERAGES -- 2.3%
  Canandaigua Wine Co.............................         17,800       1,029,062
  Chiquita Brands International, Inc..............         64,775         619,411
  Coca-Cola Bottling Co...........................          8,300         477,250


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FOOD & BEVERAGES (CONT'D.)
  Corn Products International, Inc................         35,400  $    1,075,275
  Earthgrains Co..................................         42,700       1,321,031
  Fleming Companies, Inc..........................         38,100         395,287
  J & J Snack Foods Corp. (a).....................          9,000         201,375
  Nash-Finch Co...................................         11,200         159,600
  Ralcorp Holdings, Inc...........................         32,300         589,475
  Richfood Holdings, Inc..........................         46,200         958,650
  Smithfield Foods, Inc. (a)......................         37,300       1,263,537
                                                                   --------------
                                                                        8,089,953
                                                                   --------------
FOREST PRODUCTS -- 0.3%
  Caraustar Industries, Inc.......................         24,100         688,356
  Pope & Talbot, Inc..............................         13,325         111,597
  Universal Forest Products, Inc..................         18,900         379,181
                                                                   --------------
                                                                        1,179,134
                                                                   --------------
FURNITURE -- 0.9%
  Ethan Allen Interiors, Inc. (a).................         28,600       1,172,600
  Interface, Inc. (Class "A" Stock)...............         52,100         483,553
  Juno Lighting, Inc..............................         18,500         432,437
  La-Z-Boy Chair Co...............................         52,900         942,281
  Thomas Industries, Inc..........................         15,550         305,169
                                                                   --------------
                                                                        3,336,040
                                                                   --------------
HEALTHCARE -- 2.1%
  American Oncology Resources, Inc................         32,400         471,825
  Bio-Technology General Corp.....................         47,900         332,306
  Biomatrix, Inc..................................         10,800         629,100
  Coventry Corp...................................         58,100         512,006
  The Cooper Companies, Inc.......................         14,800         306,175
  Datascope Corp..................................         15,500         356,500
  MedQuist, Inc...................................         22,900         904,550
  NCS Healthcare, Inc. (Class "A" Stock)..........         18,800         446,500
  Pharmaceutical Product Development, Inc.........         23,100         694,444
  Renal Care Group, Inc...........................         39,650       1,142,416
  Sierra Health Services, Inc. (a)................         27,525         579,745
  Smith (A.O.) Corp...............................         23,500         577,219
  Sola International, Inc. (a)....................         24,600         424,350
                                                                   --------------
                                                                        7,377,136
                                                                   --------------
HOSPITALS/HOSPITAL MANAGEMENT -- 2.6%
  Curative Health Services, Inc...................         12,700         425,450
  Express Scripts, Inc. (Class "A" Stock) (a).....         33,400       2,241,975
  Genesis Health Ventures, Inc. (a)...............         35,000         306,250
  HBO & Co........................................         34,075         977,527
  Integrated Health Services, Inc.................         53,660         757,947
  Magellan Health Services, Inc. (a)..............         31,400         262,975
  Mariner Post-Acute Network, Inc.................         70,605         322,135
  Orthodontic Centers of America, Inc.............         46,700         907,731
  Pediatrix Medical Group, Inc....................         15,200         911,050
  PhyCor, Inc. (a)................................         77,775         529,842
  Universal Health Services, Inc. (Class "B"
    Stock) (a)....................................         32,575       1,689,828
                                                                   --------------
                                                                        9,332,710
                                                                   --------------
HOUSING RELATED -- 1.3%
  Champion Enterprises, Inc. (a)..................         47,700       1,305,787
  D.R. Horton, Inc................................         55,325       1,272,475
  Fedders Corp....................................         37,700         219,131
  National Presto Industries, Inc.................          7,000         298,375
  Ryland Group, Inc...............................         14,625         422,297
  Skyline Corp....................................          9,400         305,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B51

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
HOUSING RELATED (CONT'D.)
  TJ International, Inc...........................         16,000  $      411,000
  U.S. Home Corp. (a).............................         13,600         452,200
                                                                   --------------
                                                                        4,686,765
                                                                   --------------
INSURANCE -- 4.7%
  American Bankers Insurance Group, Inc...........         42,400       2,051,100
  Arthur J. Gallagher & Co........................         17,200         758,950
  Capital Re Corp.................................         31,700         635,981
  CMAC Investment Corp............................         22,600       1,038,187
  Compdent Corp. (a)..............................          9,500          98,562
  Delphi Financial Group, Inc.....................         19,280       1,010,995
  Enhance Financial Services Group, Inc...........         37,200       1,116,000
  Executive Risk, Inc.............................         10,900         598,819
  Fidelity National Financial, Inc................         27,361         834,523
  First American Financial Corp...................         57,000       1,831,125
  Fremont General Corp............................         67,740       1,676,565
  Frontier Insurance Group, Inc...................         37,252         479,619
  Hilb, Rogal and Hamilton Co.....................         12,100         240,487
  Mutual Risk Management, Ltd.....................         38,100       1,490,662
  NAC Re Corp.....................................         17,500         821,406
  Orion Capital Corp..............................         27,400       1,090,862
  Selective Insurance Group, Inc..................         28,900         581,612
  Trenwick Group, Inc.............................         10,050         327,881
  Zenith National Insurance Corp..................         16,900         390,812
                                                                   --------------
                                                                       17,074,148
                                                                   --------------
LEISURE -- 1.7%
  Anchor Gaming...................................         12,400         699,050
  Aztar Corp. (a).................................         44,900         227,306
  Carmike Cinemas, Inc. (Class "A" Stock) (a).....         11,000         223,438
  Family Golf Centers, Inc........................         25,400         501,650
  GC Companies, Inc. (a)..........................          7,300         303,863
  Grand Casinos, Inc. (a).........................         41,650         335,803
  Hollywood Park, Inc. (a)........................         26,100         216,956
  Huffy Corp......................................         12,100         199,650
  K2, Inc. (a)....................................         16,400         169,125
  Marcus Corp.....................................         28,625         465,156
  Players International, Inc. (a).................         31,700         196,144
  Polaris Industries, Inc.........................         25,800       1,011,038
  Primadonna Resorts, Inc.........................         28,400         250,275
  Prime Hospitality Corp. (a).....................         52,000         549,250
  Sturm Ruger & Co., Inc..........................         25,700         306,794
  Thor Industries, Inc............................         11,600         295,800
  Winnebago Industries, Inc.......................         21,800         329,725
                                                                   --------------
                                                                        6,281,023
                                                                   --------------
MACHINERY -- 2.7%
  Applied Industrial Technologies, Inc............         21,900         303,863
  Applied Power, Inc. (Class "A" Stock)...........         38,295       1,445,636
  Astec Industries, Inc. (a)......................          9,400         522,875
  Cognex Corp. (a)................................         40,600         812,000
  Gardner Denver Machinery, Inc. (a)..............         15,900         234,525
  Global Industrial Technologies, Inc. (a)........         21,900         234,056
  Graco, Inc......................................         19,300         569,350
  JLG Industries, Inc.............................         43,800         684,375
  Lindsay Manufacturing Co. (a)...................         13,612         201,628
  Manitowoc Co., Inc..............................         17,175         762,141
  Novellus Systems, Inc. (a)......................         33,900       1,678,050
  Paxar Corp......................................         48,352         432,146
  Regal Beloit Corp...............................         20,800         478,400
  Robbins & Myers, Inc............................         11,000         243,375
  Roper Industries, Inc...........................         31,100         633,663


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MACHINERY (CONT'D.)
  Royal Appliance Manufacturing Co. (a)...........         20,400  $       75,225
  Toro Co.........................................         12,700         361,950
                                                                   --------------
                                                                        9,673,258
                                                                   --------------
MEDIA -- 0.3%
  Catalina Marketing Corp. (a)....................         17,800       1,217,075
                                                                   --------------
METALS-FERROUS -- 0.3%
  Birmingham Steel Corp...........................         24,600         103,013
  Commercial Metals Co............................         14,200         394,050
  Material Sciences Corp. (a).....................         15,225         129,413
  Northwestern Steel and Wire Co. (a).............         24,300          15,188
  Quanex Corp.....................................         14,025         316,439
  Steel Technologies, Inc.........................         11,800          79,650
  WHX Corp. (a)...................................         18,300         184,144
                                                                   --------------
                                                                        1,221,897
                                                                   --------------
METALS-NON FERROUS -- 0.5%
  Amcast Industrial Corp..........................          9,100         174,038
  AMCOL International Corp........................         26,050         257,244
  Brush Wellman, Inc..............................         16,000         279,000
  Castle (A.M.) & Co..............................         13,800         207,000
  Commonwealth Industries, Inc....................         15,800         148,125
  Hecla Mining Co. (a)............................         54,700         198,288
  IMCO Recycling, Inc. (a)........................         16,600         256,263
  RTI International Metals, Inc...................         20,400         285,600
                                                                   --------------
                                                                        1,805,558
                                                                   --------------
MINERAL RESOURCES -- 0.1%
  Kronos, Inc. (a)................................          7,900         350,069
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 6.5%
  Air Express International Corp..................         34,400         748,200
  Alliant Techsystems, Inc........................          9,300         766,669
  Apogee Enterprises, Inc.........................         26,900         302,625
  Aquarion Co.....................................          7,450         305,450
  Barnes Group, Inc...............................         18,400         540,500
  Bassett Furniture Industries, Inc...............         13,000         313,625
  Blout International, Inc........................         37,300         930,169
  Brightpoint, Inc................................         51,700         710,875
  Butler Manufacturing Co.........................          7,600         170,050
  Clarcor, Inc....................................         24,300         486,000
  Consumers Water Co..............................          8,600         270,363
  CPI Corp........................................          9,900         262,350
  Cross (A.T.) Co. (Class "A" Stock)..............         16,400          88,150
  Cyrk, Inc. (a)..................................         14,900         111,750
  Expeditors International of Washington, Inc.....         24,500       1,029,000
  Flow International Corp. (a)....................         14,000         135,625
  Gentex Corp. (a)................................         71,400       1,428,000
  Geon Co. (a)....................................         23,100         531,300
  Griffon Corp. (a)...............................         29,300         311,313
  Harmon Industries, Inc..........................         10,000         230,625
  Hologic, Inc....................................         13,200         160,050
  Insteel Industries, Inc.........................          8,300          40,463
  Intermet Corp. (a)..............................         24,700         322,644
  Justin Industries, Inc..........................         26,200         343,875
  K-Swiss, Inc. (Class "A" Stock).................          5,200         139,750
  Lawson Products, Inc............................         10,600         243,800
  Libbey, Inc.....................................         17,500         506,406
  Lydall, Inc. (a)................................         15,600         185,250
  Mohawk Industries, Inc. (a).....................         57,000       2,397,563
  Mueller Industries, Inc. (a)....................         35,400         719,063
  O'Sullivan Corp.................................         15,200         150,100
  PAREXEL International Corp......................         24,400         610,000
  Reliance Steel & Aluminum Co....................         18,400         508,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B52

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MISCELLANEOUS - BASIC INDUSTRY (CONT'D.)
  Scott Technologies..............................         17,000  $      281,031
  Service Experts, Inc............................         16,500         482,625
  SPS Technologies, Inc. (a)......................         12,600         713,475
  Standex International Corp......................         13,000         341,250
  Tera Tech Inc. (a)..............................         28,400         768,575
  Texas Industries, Inc...........................         21,000         565,688
  The Rival Co....................................          9,300         124,969
  Timberland Co. (Class "A" Stock) (a)............         11,400         519,413
  Tredegar Industries, Inc........................         35,850         806,625
  Valmont Industries, Inc.........................         25,400         352,425
  Walbro Corp.....................................          8,600          54,825
  Watsco, Inc.....................................         24,400         408,700
  Whittaker Corp. (a).............................         11,100         187,313
  Wolverine Tube, Inc. (a)........................         14,000         294,000
  Wolverine World Wide, Inc.......................         43,512         576,534
  Xylan Corp......................................         43,200         758,700
                                                                   --------------
                                                                       23,236,051
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STAPLE -- 1.5%
  DeVRY, Inc. (a).................................         67,750       2,074,844
  Hughes Supply, Inc..............................         22,950         671,288
  Philadelphia Suburban Corp......................         27,400         810,013
  Valassis Communications, Inc. (a)...............         36,700       1,894,638
                                                                   --------------
                                                                        5,450,783
                                                                   --------------
OIL & GAS -- 1.5%
  Benton Oil & Gas Co. (a)........................         29,400          88,200
  Cabot Oil & Gas Corp. (Class "A" Stock).........         24,700         370,500
  Cascade Natural Gas Corp........................         10,422         188,899
  Cross Timbers Oil Co............................         44,575         334,313
  Northwest Natural Gas Co........................         23,500         608,063
  Piedmont Natural Gas Co., Inc...................         30,300       1,094,588
  Remington Oil & Gas Corp. (a)...................         19,300          61,519
  Santa Fe Energy Resources, Inc. (a).............        102,000         752,250
  Snyder Oil Corp.................................         33,300         443,306
  Southwest Gas Corp..............................         30,000         806,250
  Vintage Petroleum, Inc..........................         51,300         442,463
  Wiser Oil Co....................................          8,800          17,600
                                                                   --------------
                                                                        5,207,951
                                                                   --------------
OIL & GAS SERVICES -- 2.6%
  Atmos Energy Corp...............................         28,600         922,350
  Barrett Resources Corp. (a).....................         31,510         756,240
  Connecticut Energy Corp.........................         10,200         311,100
  Customtracks Corp...............................         14,800         158,175
  Daniel Industries...............................         16,900         204,913
  Devon Energy Corp...............................         32,100         985,069
  Energen Corp....................................         27,900         544,050
  HS Resources, Inc. (a)..........................         18,800         142,175
  Input/Output, Inc. (a)..........................         50,000         365,625
  KCS Energy, Inc.................................         28,500          87,281
  New Jersey Resources Corp.......................         17,400         687,300
  Oceaneering International, Inc. (a).............         22,800         342,000
  Offshore Logistics, Inc. (a)....................         21,700         257,688
  Pennsylvania Enterprises, Inc...................          9,500         242,250
  Plains Resources, Inc. (a)......................         16,000         230,000
  Pogo Producing Co...............................         39,800         517,400
  Pool Energy Services Co. (a)....................         20,900         225,981
  Pride Petroleum Services, Inc...................         49,700         351,006
  Public Service Company of North Carolina,
    Inc...........................................         18,775         488,150
  Seitel, Inc. (a)................................         21,894         272,307
  Southwestern Energy Co..........................         24,700         185,250
  St. Mary Land & Exploration Co..................         10,900         201,650


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
OIL & GAS SERVICES (CONT'D.)
  Tuboscope Vetco International, Inc. (a).........         45,100  $      366,438
  WICOR, Inc......................................         35,500         774,344
                                                                   --------------
                                                                        9,618,742
                                                                   --------------
PAPER AND RELATED PRODUCTS -- 0.4%
  Buckeye Technologies, Inc.......................         36,600         546,713
  Schweitzer-Mauduit International, Inc...........         16,000         247,000
  W.H. Brady Co...................................         22,400         603,400
                                                                   --------------
                                                                        1,397,113
                                                                   --------------
PRECIOUS METALS -- 0.5%
  Coeur d'Alene Mines Corp. (a)...................         21,700         100,363
  Getchell Gold Co. (a)...........................         30,600         833,850
  Glamis Gold, Ltd................................         37,700          70,688
  Stillwater Mining Co. (a).......................         22,400         918,400
                                                                   --------------
                                                                        1,923,301
                                                                   --------------
RAILROADS
  RailTex, Inc. (a)...............................          9,100         102,944
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Toll Brothers, Inc. (a).........................         36,800         830,300
                                                                   --------------
RESTAURANTS -- 2.1%
  Applebee's International, Inc...................         30,100         620,813
  Au Bon Pain, Inc. (Class "A" Stock) (a).........         11,800          79,650
  CEC Entertainment, Inc..........................         18,150         503,663
  Cheesecake Factory (a)..........................         19,950         591,642
  CKE Restaurants, Inc............................         51,013       1,501,680
  Foodmaker, Inc. (a).............................         37,100         818,519
  IHOP Corp. (a)..................................          9,800         391,388
  Landry's Seafood Restaurants, Inc...............         30,100         225,750
  Luby's Cafeterias, Inc..........................         22,300         344,256
  Ruby Tuesday, Inc...............................         31,200         663,000
  Ryan's Family Steak Houses, Inc. (a)............         41,400         512,325
  Shoney's, Inc. (a)..............................         48,200          63,263
  Sonic Corp. (a).................................         18,025         448,372
  Taco Cabana (Class "A" Stock) (a)...............         14,100         109,275
  TCBY Enterprises, Inc...........................         22,900         160,300
  Triarc Companies, Inc. (Class "A" Stock) (a)....         30,400         486,400
                                                                   --------------
                                                                        7,520,296
                                                                   --------------
RETAIL -- 6.1%
  AnnTaylor Stores Corp...........................         25,500       1,005,656
  Arctic Cat, Inc.................................         27,700         282,194
  Bombay Co., Inc. (a)............................         37,600         209,150
  Books-A-Million, Inc. (a).......................         17,300         224,900
  Brown Group, Inc................................         17,550         308,222
  Building Materials Holding Corp.................         11,700         141,863
  Casey's General Stores, Inc.....................         52,300         681,534
  Cash America International, Inc.................         24,843         377,303
  Cato Corp. (Class "A" Stock)....................         27,400         269,719
  Consolidated Products, Inc......................         26,094         538,184
  Damark International, Inc. (a)..................          7,200          58,500
  Discount Auto Parts, Inc. (a)...................         16,300         357,581
  Dress Barn, Inc. (a)............................         23,000         349,313
  Eagle Hardware & Garden, Inc. (a)...............         28,900         939,250
  Filene's Basement Corp. (a).....................         20,800          49,400
  Footstar, Inc...................................         24,400         610,000
  Goody's Family Clothing (a).....................         33,100         332,034
  Gottschalks, Inc. (a)...........................         12,500          95,313
  Gymboree Corp...................................         24,000         153,000
  J. Baker, Inc...................................         13,800          79,350
  Jan Bell Marketing, Inc. (a)....................         28,500         183,469
  Jo-Ann Stores, Inc.(Class "A" Stock)............         18,000         290,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B53

DECEMBER 31, 1998

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
RETAIL (CONT'D.)
  Just For Feet, Inc..............................         30,000  $      521,250
  Lechters, Inc. (a)..............................         17,000          41,969
  Lillian Vernon Corp.............................          9,200         151,800
  Linens 'n Things, Inc...........................         38,000       1,505,750
  The Men's Wearhouse, Inc........................         33,050       1,049,338
  Michaels Stores, Inc. (a).......................         29,400         531,956
  MicroAge, Inc. (a)..............................         19,500         299,813
  O'Reilly Automotive, Inc. (a)...................         21,100         996,975
  Oshkosh B' Gosh, Inc. (Class "A" Stock).........         18,000         363,375
  Pacific Sunwear of California, Inc..............         20,900         342,237
  Pier 1 Imports, Inc.............................         97,950         948,891
  Regis Corp......................................         22,600         904,000
  Russ Berrie & Co., Inc..........................         22,200         521,700
  Shopko Stores, Inc..............................         25,200         837,900
  Sports Authority, Inc...........................         31,550         165,638
  Stein Mart, Inc. (a)............................         45,400         316,381
  Stride Rite Corp................................         46,200         404,250
  Swiss Army Brands, Inc. (a).....................          7,700          74,113
  Whole Foods Market, Inc. (a)....................         26,200       1,267,425
  Williams-Sonoma, Inc. (a).......................         51,700       2,084,156
  Zale Corp.......................................         35,000       1,128,750
                                                                   --------------
                                                                       21,993,852
                                                                   --------------
SAFETY
  Rural/Metro Corp................................         14,000         153,125
                                                                   --------------
SOFTWARE -- 1.4%
  HNC Software, Inc...............................         25,500       1,031,156
  Hyperion Solutions Corp.........................         29,370         528,660
  Macromedia Inc. (a).............................         39,400       1,327,288
  Mercury Interactive Corp........................         17,200       1,087,900
  National Instruments Corp.......................         32,300       1,102,238
                                                                   --------------
                                                                        5,077,242
                                                                   --------------
TELECOMMUNICATIONS -- 2.4%
  Allen Telecom, Inc..............................         27,200         181,900
  Aspect Telecommunications Corp. (a).............         50,100         864,225
  California Microwave, Inc. (a)..................         16,100         150,938
  Centigram Communications Corp. (a)..............          6,800          67,150
  CommScope, Inc..................................         48,900         822,131
  Dialogic Corp...................................         15,900         312,534
  Digi International, Inc. (a)....................         13,800         153,525
  Digital Microwave Corp. (a).....................         61,000         417,469
  General Communication, Inc......................         49,100         199,469
  InterVoice, Inc. (a)............................         13,800         476,100
  Network Equipment Technologies, Inc. (a)........         20,500         211,406
  P-COM, Inc......................................         43,200         172,125
  Symmetricom, Inc. (a)...........................         15,700         104,994
  TCSI Corp. (a)..................................         22,100          46,272
  Tel-Save Holdings, Inc..........................         64,100       1,073,675
  Vitesse Semicondutor Corp. (a)..................         72,800       3,321,500
                                                                   --------------
                                                                        8,575,413
                                                                   --------------
TEXTILES -- 1.5%
  Angelica Corp...................................          8,800         163,900
  Ashworth, Inc. (a)..............................         14,600          80,756
  Authentic Fitness Corp..........................         22,400         408,800


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------

  Cone Mills Corp. (a)............................         26,000  $      146,250
  Delta Woodside Industries, Inc..................         24,400         146,400
  Dixie Group, Inc................................         10,700          86,938
  G & K Services, Inc. (Class "A" Stock)..........         20,400       1,086,300
  Galey & Lord, Inc. (a)..........................         11,300          97,463
  Guilford Mills, Inc.............................         24,337         406,124
  Haggar Corp.....................................          7,800          89,213
  Hancock Fabrics.................................         20,800         174,200
  Hartmarx Corp. (a)..............................         33,100         186,188
  Johnston Industries, Inc........................         10,600          33,125
  Kellwood Co.....................................         21,375         534,375
  Nautica Enterprises, Inc. (a)...................         37,000         555,000
  Oxford Industries, Inc..........................          8,800         248,600
  Pillowtex Corp. (a).............................         14,009         374,741
  St. John Knits, Inc.............................         16,650         432,900
  Tultex Corp. (a)................................         28,300          24,763
                                                                   --------------
                                                                        5,276,036
                                                                   --------------
TOBACCO -- 0.1%
  DIMON, Inc......................................         44,175         328,552
                                                                   --------------
TRUCKING/SHIPPING -- 1.6%
  American Freightways, Inc.......................         31,400         362,081
  Arkansas Best Corp..............................         18,500         108,109
  Fritz Companies, Inc. (a).......................         33,900         366,544
  Frozen Food Express Industries, Inc.............         16,000         126,000
  Heartland Express, Inc. (a).....................         29,749         520,608
  Kirby Corp. (a).................................         20,000         398,750
  Landstar Systems, Inc. (a)......................         10,300         419,725
  M.S. Carriers, Inc. (a).........................         12,200         401,838
  Pittston Burlington Group.......................         19,975         222,222
  Rollins Truck Leasing Corp......................         54,100         797,975
  USFreightways Corp..............................         26,100         760,163
  Werner Enterprises, Inc.........................         47,512         840,369
  Yellow Corp. (a)................................         25,900         495,338
                                                                   --------------
                                                                        5,819,722
                                                                   --------------
UTILITY - ELECTRIC -- 1.8%
  Bangor Hydro-Electric Co........................          6,975          89,367
  Central Hudson Gas & Electric...................         16,900         756,275
  Central Vermont Public Service..................         11,300         117,238
  CILCORP, Inc....................................         13,400         819,913
  Commonwealth Energy System......................         21,475         869,738
  Eastern Utilities Associates....................         19,400         548,050
  Green Mountain Power Corp.......................          5,200          54,600
  Orange & Rockland Utilities, Inc................         13,500         769,500
  Sierra Pacific Resources........................         30,400       1,155,200
  TNP Enterprises, Inc............................         12,600         478,013
  United Illuminating Co..........................         13,625         701,688
                                                                   --------------
                                                                        6,359,582
                                                                   --------------
UTILITY - WATER -- 0.3%
  American States Water Co........................          8,200         223,450
  United Water Resources, Inc.....................         37,000         885,688
                                                                   --------------
                                                                        1,109,138
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $321,999,044)............................................     335,536,457
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B54

DECEMBER 31, 1998

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS -- 6.6%                          (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT -- 6.3%
  Joint Repurchase Agreement
    Account, 4.693%, 01/04/99 (Note 5)............  $      22,592  $   22,592,000
                                                                   --------------
U. S. GOVERNMENT OBLIGATIONS -- 0.3%
  United States Treasury Bills,
    4.30%, 03/18/99 (b)...........................            150         148,674
    4.36%, 03/18/99 (b)...........................          1,100       1,090,276
                                                                   --------------
                                                                        1,238,950
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $23,830,507).............................................      23,830,950
                                                                   --------------
TOTAL INVESTMENTS -- 99.7%
  (cost $345,829,551; Note 6)....................................     359,367,407
VARIATION MARGIN ON
  OPEN FUTURES CONTRACTS (c) -- 0.2%.............................         613,350
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 0.1%.........................................         404,881
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  360,385,638
                                                                   --------------
                                                                   --------------

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c)  Open futures contracts as of December 31, 1998 are as follows:

 NUMBER OF                         EXPIRATION      VALUE AT         VALUE AT         UNREALIZED
 CONTRACTS           TYPE             DATE        TRADE DATE    DECEMBER 31, 1998   APPRECIATION
 Long Position:
    120          MidCap 400 Index    Mar 99      $  21,475,050    $ 23,505,000       $ 2,029,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B55

                                GLOBAL PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 93.2%
                                                                       VALUE
COMMON STOCKS -- 92.4%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AUSTRALIA -- 1.4%
  AMP Limited.....................................        326,000  $    4,120,529
  Brambles Industries, Ltd........................        298,600       7,256,327
  FXF Trust.......................................        224,600          41,193
                                                                   --------------
                                                                       11,418,049
                                                                   --------------
FEDERAL REPUBLIC OF GERMANY -- 1.8%
  Mannesmann, AG..................................        106,659      12,229,114
  SAP, AG.........................................          6,580       2,843,954
                                                                   --------------
                                                                       15,073,068
                                                                   --------------
FINLAND -- 3.4%
  Nokia Corp. (Class "A" Stock)...................        236,662      28,974,152
                                                                   --------------
FRANCE -- 9.7%
  Casino Guichard Perrachon, SA...................         90,463       9,421,543
  Elf Aquitaine, SA...............................        109,633      12,673,655
  Legrand, SA.....................................         55,861      14,804,434
  Pinault Printemps Redoute, SA...................         33,785       6,456,888
  Suez Lyonnaise Des Eaux.........................         62,868      12,915,154
  Thomson CSF.....................................        328,820      14,122,043
  Valeo, SA.......................................        149,290      11,765,383
                                                                   --------------
                                                                       82,159,100
                                                                   --------------
IRELAND -- 2.4%
  Bank of Ireland.................................        917,988      20,058,961
                                                                   --------------
ITALY -- 5.0%
  Unicredito Italiano SpA.........................      4,786,492      28,426,851
  Telecom Italia SpA..............................      1,574,398      13,459,862
                                                                   --------------
                                                                       41,886,713
                                                                   --------------
JAPAN -- 5.2%
  Honda Motor Co..................................        157,000       5,135,288
  Nippon Telephone and Telegraph Corp.............          1,086       8,349,059
  NTT Mobile Communication Network, Inc...........            216       8,855,191
  Olympus Optical Co., Ltd........................      1,070,000      12,254,177
  Takefuji Corp...................................        131,700       9,579,237
                                                                   --------------
                                                                       44,172,952
                                                                   --------------
NETHERLANDS -- 3.3%
  ING Groep, N.V..................................        242,234      14,776,328
  Koninklijke Numico, N.V.........................        273,036      13,018,738
                                                                   --------------
                                                                       27,795,066
                                                                   --------------
SPAIN -- 4.0%
  Banco Central Hispanoamericano, SA..............      1,155,224      13,735,794
  Telefonica De Espana............................        453,545      20,194,700
                                                                   --------------
                                                                       33,930,494
                                                                   --------------
SWEDEN -- 4.3%
  Drott, AB (Class "B" Shares)....................        182,794       1,681,558
  Hennes & Mauritz, AB............................        190,023      15,533,093
  Nordbanken Holdings, AB.........................      2,193,279      14,082,865
  Skanska, AB (Class "B" Shares)..................        195,773       5,439,126
                                                                   --------------
                                                                       36,736,642
                                                                   --------------


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
SWITZERLAND -- 2.5%
  Novartis, AG....................................          7,831      15,388,428
  UBS, AG.........................................         18,858       5,791,904
                                                                   --------------
                                                                       21,180,332
                                                                   --------------
UNITED KINGDOM -- 10.4%
  Bank of Scotland................................      1,037,063  $   12,388,630
  Glaxo Wellcome PLC..............................        351,881      12,114,335
  Guest, Kean & Nettlefolds, PLC..................        881,861      11,705,117
  Hays, PLC.......................................      1,555,994      13,682,625
  Siebe, PLC......................................      2,275,337       8,928,172
  Vodafone Group, PLC.............................      1,806,063      29,306,058
                                                                   --------------
                                                                       88,124,937
                                                                   --------------
UNITED STATES -- 39.0%
  Belo (A.H.) Corp. (Class "A" Stock).............        514,900      10,265,819
  Cisco Systems, Inc. (a).........................        169,000      15,685,312
  Citigroup, Inc..................................        203,100      10,053,450
  Computer Sciences Corp..........................        199,000      12,823,062
  Disney (Walt) Co................................        300,600       9,018,000
  Electronic Arts, Inc............................        295,400      16,579,325
  Fox Entertainment Group, Inc. (Class "A"
    Stock)........................................        418,600      10,543,487
  Healthsouth Corp. (a)...........................        506,500       7,819,094
  MCI WorldCom, Inc...............................        251,400      18,037,950
  Microsoft Corp. (a).............................        134,600      18,667,337
  Office Depot, Inc...............................        304,700      11,254,856
  Pfizer, Inc.....................................         48,100       6,033,544
  PMC-Sierra, Inc.................................        289,900      18,299,938
  Safeway, Inc. (a)...............................        468,800      28,567,500
  SCI Systems, Inc. (a)...........................        189,200      10,926,300
  Solectron Corp..................................        129,200      12,007,525
  Tenet Healthcare Corp. (a)......................        341,800       8,972,250
  Texas Instruments, Inc..........................        218,400      18,686,850
  The Limited, Inc................................        175,800       5,120,175
  Time Warner, Inc................................        428,600      26,599,988
  Transocean Offshore, Inc........................        226,800       6,081,075
  USA Networks, Inc...............................        404,300      13,392,438
  Warner-Lambert Co...............................         66,800       5,022,525
  Waste Management, Inc...........................        301,100      14,038,788
  Wells Fargo & Co................................        374,800      14,968,575
                                                                   --------------
                                                                      329,465,163
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $539,856,453)............................................     780,975,629
                                                                   --------------

PREFERRED STOCKS -- 0.7%
FEDERAL REPUBLIC OF GERMANY
  Wella, AG, 1.57%................................          6,609       5,514,608
                                                                   --------------
    (cost $5,349,125)
RIGHTS(a) -- 0.1%
SPAIN
  Telefonica, SA..................................        453,545         403,254
                                                                   --------------
    (cost $256,876)
TOTAL LONG-TERM INVESTMENTS
  (cost $545,462,454)............................................     786,893,491
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B56

DECEMBER 31, 1998

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENT -- 5.2%                           (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT
  UNITED STATES
  Bear, Stearns & Co. Inc., 4.73%,
    01/04/99 (cost $44,130,000)(b)................  $      44,130  $   44,130,000
                                                                   --------------
TOTAL INVESTMENTS -- 98.4%
  (cost $589,592,454; Note 6)....................................     831,023,491
                                                                   --------------

FORWARD CURRENCY CONTRACTS -- AMOUNT PAYABLE TO COUNTERPARTIES
  (c) -- (0.5%)..................................................      (3,828,254)

OTHER ASSETS IN EXCESS OF OTHER
  LIABILITIES -- 2.1%............................................      17,346,722
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  844,541,959
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:
  AB    Aktiebolag (Swedish Stock Company)
  AG    Aktiengesellschaft (German Stock Company)
  N.V.  Naamloze Vennootschap (Dutch Corporation)
  PLC   Public Limited Company (British Corporation)
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Non-income producing security.

(b)  Bear, Stearns & Co. Inc., repurchase price $44,153,193, due
     1/4/99. The value of the collateral was $45,098,734
(c) Outstanding forward currency contracts at December 31, 1998 were as follows:

                                    VALUE AT
        FOREIGN CURRENCY           SETTLEMENT     CURRENT
           CONTRACTS                  DATE         VALUE      DEPRECIATION
--------------------------------  ------------  ------------  -------------
   Sale:
     Japanese Yen,
       expiring 2/16/99           $  2,200,000  $  2,774,219   $  (574,219)
       expiring 2/17/99           $  2,450,000  $  3,083,306   $  (633,306)
       expiring 3/17/99           $  1,775,000  $  2,053,545   $  (278,545)
       expiring 3/17/99           $  5,925,000  $  6,851,612   $  (926,612)
       expiring 4/17/99           $  6,259,542  $  7,345,432   $(1,085,890)
       expiring 6/24/99           $  5,479,224  $  5,632,213   $  (152,989)
       expiring 6/28/99           $  5,458,538  $  5,635,231   $  (176,693)
                                                              -------------
                                                               $(3,828,254)
                                                              -------------
                                                              -------------

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 1998 were as follows:

Commercial Banks                                              17.1%
Telecommunications                                            15.2%
Electronics                                                   10.2%
Retail                                                         9.0%
Computer Services                                              7.9%
Media                                                          7.2%
Drugs & Medical Supplies                                       4.6%
Automobiles                                                    3.4%
Machinery                                                      2.5%
Construction                                                   2.1%
Hospitals                                                      2.0%
Electrical Equipment                                           1.7%
Environmental Services                                         1.7%
Commercial Services                                            1.6%
Chemicals                                                      1.5%
Foods & Beverages                                              1.5%
Leisure                                                        1.1%
Diversified Operations                                         0.9%
Oil & Gas Services                                             0.7%
Cosmetics & Soaps                                              0.6%
Insurance                                                      0.5%
Real Estate Investment Trust                                   0.2%
Repurchase Agreement                                           5.2%
                                                         ---------
                                                              98.4%
Forward currency contracts                                   (0.5)%
Other assets in excess of liabilities                          2.1%
                                                         ---------
                                                             100.0%
                                                         ---------
                                                         ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B57

                          NATURAL RESOURCES PORTFOLIO

DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 99.5%
                                                                       VALUE
COMMON STOCKS -- 98.1%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
ALUMINUM -- 1.1%
  Comalco Ltd., ADR (Australia)...................        134,900  $    2,585,696
                                                                   --------------
CHEMICALS
  Agrium, Inc.....................................            503           4,436
                                                                   --------------
EXPLORATION & PRODUCTION -- 11.9%
  Apex Silver Mines, Ltd. (a).....................        197,600       1,630,200
  Atna Resources, Ltd. (a)........................        295,100         129,159
  Brigham Exploration Company (a).................        109,500         602,250
  Fx Energy, Inc..................................        131,800       1,334,475
  Miller Exploration, Co..........................        120,200         540,900
  Newfield Exploration Co. (a)....................        439,100       9,166,212
  Nuevo Energy Co. (a)............................        223,600       2,571,400
  Pioneer Natural Resources Co....................        458,460       4,011,525
  Ranger Oil, Ltd.................................        753,946       3,349,120
  Sutton Resources, Ltd. (a)......................        184,900         797,191
  Talisman Energy, Inc. (a).......................         91,190       1,595,825
  Tom Brown, Inc. (a).............................        248,900       2,496,778
                                                                   --------------
                                                                       28,225,035
                                                                   --------------
FOREST PRODUCTS -- 14.1%
  Boise Cascade Corp..............................        288,700       8,949,700
  Champion International Corp.....................        260,500      10,550,250
  Fletcher Challenge, Ltd., ADR (New Zealand).....        372,700       1,164,687
  Macmillan Bloedel, Ltd. (Canada)................        725,100       7,247,211
  Rayonier, Inc...................................        121,300       5,572,219
                                                                   --------------
                                                                       33,484,067
                                                                   --------------
GOLD -- 21.0%
  Agnico-Eagle Mines, Ltd.........................        401,500       1,656,187
  Anglogold Ltd., ADR (Canada)....................        198,076       3,874,862
  Ashanti Goldfields Co., Ltd.....................        204,900       1,920,937
  Avgold, Ltd., (a), ADR (South Africa)...........        163,000         896,500
  Barrick Gold Corp...............................        274,653       5,355,733
  Battle Mountain Gold Corp.......................        137,400         566,775
  Bema Gold Corp..................................        605,000         491,562
  Cambior, Inc....................................        581,600       2,863,969
  Coeur d'Alene Mines Corp........................         80,525         372,428
  Durban Roodeport Deep, ADR (South Africa).......        150,000         412,500
  Francisco Gold Corp.............................         93,500         537,497
  Getchell Gold Co. (a)...........................        328,311       8,946,475
  Gold Fields (South Africa)......................        113,999         626,994
  Golden Knight Resources, Inc. (a)...............        254,400          74,784
  Golden Star Resources...........................        292,300         310,569
  Greenstone Resources, Ltd.......................        409,300         366,306
  Harmony Gold Mining, ADR (South Africa).........        612,900       2,911,275
  Iamgold International Mining (South Africa).....        356,500         931,539
  International Pursuit Corp......................        305,600          41,923
  Meridian Gold, Inc..............................        627,200       3,687,484
  Newmont Mining Corp.............................        474,507       8,570,783
  Placer Dome, Inc................................        249,100       2,864,650
  TVX Gold, Inc. (a)..............................        492,600         892,837
  Western Areas Gold Mining Co., Ltd., ADR (South
    Africa) (a)...................................        178,700         571,840
                                                                   --------------
                                                                       49,746,409
                                                                   --------------


                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
METALS-NON FERROUS -- 7.5%
  Cameco Corp.....................................        277,500  $    4,976,075
  Freeport-McMoRan Copper & Gold, Inc. (Class "A"
    Stock)........................................        385,700       3,736,469
  Potash Corp. of Saskatchewan, Inc. (Canada).....        143,100       9,140,512
  Rio Tinto Ltd., ADR (Australia) (a).............              1              47
                                                                   --------------
                                                                       17,853,103
                                                                   --------------
OIL & GAS -- 14.6%
  Alberta Energy Co. Ltd. (Canada)................        407,800       8,779,619
  Beau Canada Exploration Ltd. (Class "A" Stock)
    (Canada) (a)..................................        873,800       1,101,669
  Blue Range Resource Corp. (Canada) (a)..........        566,700       1,277,185
  Crester Energy, Inc., ADR (Canada) (a)..........        480,900       4,083,943
  Cross Timbers Oil Co............................        355,200       2,664,000
  Dynegy, Inc.....................................        433,345       4,739,711
  Noble Affiliates, Inc...........................        134,200       3,304,675
  Rigel Energy Corp. (Canada) (a).................        275,300       1,798,406
  Rio Alto Exploration, Ltd. (Canada) (a).........        292,000       2,861,249
  Western Gas Resources, Inc......................        678,800       3,903,100
                                                                   --------------
                                                                       34,513,557
                                                                   --------------
OIL & GAS SERVICES -- 5.2%
  Bouyges Offshore, SA, ADR (France) (a)..........        188,900       2,007,063
  J. Ray McDermott, SA (a)........................        205,100       5,012,131
  Poco Petroleums, Ltd............................        368,700       3,082,937
  Smith International, Inc. (a)...................         85,000       2,140,938
                                                                   --------------
                                                                       12,243,069
                                                                   --------------
OIL SERVICES -- 0.4%
  Tesco Corp. (a).................................        243,800       1,011,321
                                                                   --------------
PLATINUM -- 22.3%
  Anglo American Platinum, Ltd., ADR (South
    Africa).......................................        682,369       9,297,278
  Impala Platinum Holdings, Ltd...................        922,200      12,507,338
  Stillwater Mining Co. (a).......................        753,500      30,893,500
                                                                   --------------
                                                                       52,698,116
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $300,598,622)............................................     232,364,809
                                                                   --------------
PREFERRED STOCKS -- 1.4%
GOLD
  Hecla Mining Co. (Cum. Conv.) 7.0% Series B.....         60,700       2,306,600
  Kinam Gold, Inc. (Cum. Conv.) $3.75 Series B....         26,100         939,600
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $4,096,238)..............................................       3,246,200
                                                                   --------------
TOTAL LONG-TERM INVESTMENT
  (cost $304,694,860)............................................     235,611,009
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B58

DECEMBER 31, 1998

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENT -- 0.6%                           (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account 4.693%,
    01/04/99 (cost $1,475,000; Note 5)............  $       1,475  $    1,475,000
                                                                   --------------
TOTAL INVESTMENTS -- 100.1%
  (cost $306,169,860; Note 6)....................................     237,086,009
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)...............................................        (187,371)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  236,898,638
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B59

                      NOTES TO THE FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock: Money Market Portfolio, Diversified Bond Portfolio, Government Income Portfolio, Zero Coupon Bond 2000 Portfolio, Zero Coupon Bond 2005 Portfolio, Conservative Balanced Portfolio, Flexible Managed Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Equity Income Portfolio, Equity Portfolio, Prudential Jennison Portfolio, Small Capitalization Stock Portfolio, Global Portfolio and Natural Resources Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. The ability of the issuers of the securities held by the Money Market Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices or at the bid price on such day in the absence of an asked price. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

The High Yield Bond Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ("restricted securities"). Certain issues of restricted securities held by the High Yield Bond Portfolio at December 31, 1998 include registration rights, none of which are currently under contract to be registered. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investments securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

                                       C1

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

FORWARD CURRENCY CONTRACTS: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain portfolios of the Series Fund enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currencies. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

SHORT SALES: Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the buyer. The proceeds of the short sale will be retained by the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sales or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a

                                       C2
certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

SECURITIES LENDING: The Series Fund (excluding the Money Market Portfolio) many lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Series Fund will continue to receive interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the Series Fund securities identical to the loaned securities. The Series Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Series Fund bears the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower of the securities fail financially. Prudential Securities Incorporated ("PSI") is the securities lending agent for the Fund. PSI is an indirect, wholly owned subsidiary of Prudential. For the fiscal year ended December 31, 1998, PSI has been compensated approximately $4,800.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at a Portfolio level.

CUSTODY FEE CREDITS: The Series Fund, exclusive of the Global Portfolio, has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Fund. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gain (loss) daily. Each other Portfolio will normally declare and distribute dividends from net investment income, if any, quarterly and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and

                                       C3
accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the year ended December 31, 1998, the application of this statement increased (decreased) paid-in capital in excess of par ("PC"), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("GL") by the following amounts:

                                            PC          UNI           G/L
                                         ---------  ------------  -----------
Government Income......................  $ (64,303) $     64,303           --
Zero Coupon Bond 2005 Portfolio........       (607)          607           --
Equity Portfolio.......................         --       105,151  $  (105,151)
Global Portfolio.......................         --    (4,162,755)   4,162,755
Natural Resources Portfolio............   (222,068)     (120,380)     342,448

Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. In addition, The Prudential has entered into a subadvisory agreement with Jennison Associates LLC ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. The Prudential compensates Jennison for its services as follows: 0.75% on the first $10 million of that Portfolio's average daily net assets, 0.50% on the next $30 million, 0.35% on the next $25 million, 0.25% on the next $335 million, 0.22% on the next $600 million and 0.20% thereafter. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid to The Prudential is computed daily and payable quarterly, at the annual rates specified below, of the value of each of the Portfolio's average daily net assets.

                 Fund                    Investment Advisory Fee
---------------------------------------  ------------------------
Money Market Porfolio..................             0.40%
Diversified Bond Portfolio.............             0.40
Government Income Portfolio............             0.40
Zero Coupon Bond 2000 Portfolio........             0.40
Zero Coupon Bond 2005 Portfolio........             0.40
Conservative Balanced Portfolio........             0.55
Flexible Managed Portfolio.............             0.60
High Yield Bond Portfolio..............             0.55
Stock Index Portfolio..................             0.35
Equity Income Portfolio................             0.40
Equity Portfolio.......................             0.45
Prudential Jennison Portfolio..........             0.60
Small Capitalization Stock Portfolio...             0.40
Global Portfolio.......................             0.75
Natural Resources Portfolio............             0.45

The Prudential has agreed to refund to a Portfolio (other than the Global Portfolio), the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the year ended December 31, 1998.

PIC and Jennison are indirect, wholly-owned subsidiaries of The Prudential.

The Series Fund has a credit agreement (the "Agreement") with an unaffiliated lender. The maximum commitment under the Agreement is $250,000,000. The Agreement expired on December 18, 1998 and has been extended through February 28, 1999 under the same terms. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Series Fund did not borrow any amounts pursuant to the

                                       C4

Agreement during the year ended December 31, 1998. The Series Fund pays a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly by the Series Fund.

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

For the year ended December 31, 1998, Prudential Securities Incorporated, an indirect, wholly-owned subsidiary of The Prudential, earned $664,019 in brokerage commissions from transactions executed on behalf of the Series Fund as follows:

                 Fund                    Commission
---------------------------------------  -----------
Conservative Balanced Portfolio........   $  32,490
Flexible Managed Portfolio.............     103,021
Equity Income Portfolio................     160,840
Equity Portfolio.......................     294,641
Global Portfolio.......................      14,247
Prudential Jennison Portfolio..........      56,980
Natural Resources Portfolio............       1,800
                                         -----------
                                          $ 664,019

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios of the Series Fund (excluding Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $932,710,000 as of December 31, 1998. The Portfolios of the Series Fund with cash invested in the joint accounts had the following principal amounts and percentage participation in the account:

                                           Principal    Percentage
                                            Amount       Interest
                                         -------------  ----------
Diversified Bond Portfolio.............  $  31,305,000      3.36%
Government Income Portfolio............      1,692,000      0.18
Zero Coupon Bond 2000 Portfolio........        121,000      0.01
Zero Coupon Bond 2005 Portfolio........         66,000      0.01
Conservative Balanced Portfolio........    109,421,000     11.73
Flexible Managed Portfolio.............    482,631,000     51.75
High Yield Bond Portfolio..............     33,890,000      3.63
Stock Index Portfolio..................     86,854,000      9.31
Equity Income Portfolio................     58,712,000      6.30
Equity Portfolio.......................     60,667,000      6.50
Prudential Jennison Portfolio..........     43,284,000      4.64
Small Capitalization Stock Portfolio...     22,592,000      2.42
Natural Resources Portfolio............      1,475,000      0.16
                                         -------------  ----------
                                         $ 932,710,000    100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 4.75%, in the principal amount of $255,000,000, repurchase price $255,134,583, due 1/4/99. The value of the collateral including accrued interest was $260,454,041.

Credit Suisse First Boston Corp., 4.88%, in the principal amount of $50,000,000, repurchase price $50,027,111, due 1/4/99. The value of the collateral including accrued interest was $52,533,163.

CIBC Oppenheimer, 4.75%, in the principal amount of $255,000,000, repurchase price $255,134,583, due . The value of the collateral including accrued interest was $260,553,672.

SBC Warburg Dillon Reed Inc., 4.70%, in the principal amount of $255,000,000, repurchase price $255,133,167, due 1/4/99. The value of the collateral including accrued interest was $261,037,802.

Morgan (J.P.) Securities, Inc., 4.35%, in the principal amount of $117,710,000, repurchase price $117,766,893, due 1/4/99. The value of the collateral including accrued interest was $120,272,486.

                                       C5

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchases and the proceeds from the sales of securities (excluding short-term issues) for the year ended December 31, 1998 were as follows:

Cost of Purchases:

                                                                  ZERO           ZERO
                                 DIVERSIFIED    GOVERNMENT       COUPON         COUPON      CONSERVATIVE     FLEXIBLE
                                    BOND          INCOME          2000           2005         BALANCED        MANAGED
                                -------------  -------------  -------------  -------------  -------------  -------------
Government Securities.........  $1,084,548,820 $ 495,987,249  $   6,556,420  $  10,371,040  $2,907,392,972 $2,497,336,303
Non-Government Securities.....  $1,014,377,393       0              0              0        $4,664,947,720 $4,533,514,880

                                    HIGH
                                    YIELD
                                    BOND
                                -------------
Government Securities.........        0
Non-Government Securities.....  $ 678,466,256

                                                                                                SMALL
                                    STOCK         EQUITY                      PRUDENTIAL    CAPITALIZATION
                                    INDEX         INCOME         EQUITY        JENNISON         STOCK         GLOBAL
                                -------------  -------------  -------------  -------------  -------------  -------------
Government Securities.........        0              0              0              0              0              0
Non-Government Securities.....  $ 506,725,666  $ 701,633,702  $1,642,979,141 $ 819,680,050  $ 146,819,579  $ 515,000,344


                                   NATURAL
                                  RESOURCES
                                -------------
Government Securities.........        0
Non-Government Securities.....  $  37,720,353

Proceeds from Sales:

                                                                  ZERO           ZERO
                                 DIVERSIFIED    GOVERNMENT       COUPON         COUPON      CONSERVATIVE     FLEXIBLE
                                    BOND          INCOME          2000           2005         BALANCED        MANAGED
                                -------------  -------------  -------------  -------------  -------------  -------------
Government Securities.........  $ 981,769,931  $ 452,147,570  $  10,656,367        0        $2,956,094,381 $2,461,697,036
Non-Government Securities.....  $ 800,302,342        0              0              0        $4,778,976,239 $5,139,626,859

                                    HIGH
                                    YIELD
                                    BOND
                                -------------
Government Securities.........        0
Non-Government Securities.....  $ 413,571,009

                                                                                                SMALL
                                    STOCK         EQUITY                      PRUDENTIAL    CAPITALIZATION
                                    INDEX         INCOME         EQUITY        JENNISON         STOCK         GLOBAL
                                -------------  -------------  -------------  -------------  -------------  -------------
Government Securities.........        0              0              0              0              0              0
Non-Government Securities.....  $  98,694,085  $ 424,595,936  $1,341,760,073 $ 399,687,941  $  78,305,913  $ 488,859,228


                                   NATURAL
                                  RESOURCES
                                -------------
Government Securities.........        0
Non-Government Securities.....  $  93,954,998

Transactions in options written during the year ended December 31, 1998 were as follows:

                                NATURAL RESOURCES PORTFOLIO
                                ----------------------------
                                  CONTRACTS       PREMIUM
                                -------------  -------------
Options outstanding at
  December 31, 1997...........             0   $           0
Options written...............         1,146         232,822
Options terminated in closing
  purchase transactions.......        (1,146 )      (232,822)
                                      ------   -------------
Options outstanding at
  December 31, 1998...........             0   $           0
                                      ------   -------------
                                      ------   -------------

The federal income tax basis and unrealized appreciation/depreciation of the Series Fund's investments as of December 31, 1998 were as follows:

                                                                  ZERO           ZERO
                                 DIVERSIFIED    GOVERNMENT       COUPON         COUPON      CONSERVATIVE     FLEXIBLE
                                    BOND          INCOME          2000           2005         BALANCED        MANAGED
                                -------------  -------------  -------------  -------------  -------------  -------------
Gross Unrealized
  Appreciation................  $  29,099,718  $  19,061,880  $   1,927,870  $   5,513,610  $ 429,047,409  $ 555,358,703
Gross Unrealized
  Depreciation................     16,654,189        472,714             --             --    164,278,673    320,658,740
Total Net Unrealized..........     12,445,529     18,589,166      1,927,870      5,513,610    264,768,736    234,699,963
Tax Basis.....................  1,095,335,557    418,498,213     38,323,550     40,070,501  4,497,706,049  5,151,850,046

                                    HIGH
                                    YIELD
                                    BOND
                                -------------
Gross Unrealized
  Appreciation................  $  14,026,170
Gross Unrealized
  Depreciation................     93,507,623
Total Net Unrealized..........    (79,481,453)
Tax Basis.....................    854,184,337

                                                                                                    SMALL
                                     STOCK          EQUITY                        PRUDENTIAL    CAPITALIZATION
                                     INDEX          INCOME          EQUITY         JENNISON         STOCK         GLOBAL
                                ---------------  -------------  ---------------  -------------  -------------  -------------
Gross Unrealized
  Appreciation................  $ 1,665,560,555  $ 416,426,863  $ 1,763,010,854  $ 327,887,751  $  63,376,056  $ 239,116,983
Gross Unrealized
  Depreciation................       40,647,788    175,859,614      280,291,578     10,960,715     50,650,473     12,753,049
Total Net Unrealized..........    1,624,912,767    240,567,249    1,482,719,276    316,927,036     12,725,583    226,363,934
Tax Basis.....................    1,919,601,401  1,945,300,102    4,767,976,521    887,450,487    346,641,824    604,659,557


                                   NATURAL
                                  RESOURCES
                                -------------
Gross Unrealized
  Appreciation................  $  32,816,849
Gross Unrealized
  Depreciation................    102,159,768
Total Net Unrealized..........    (69,342,919)
Tax Basis.....................    306,428,928

For federal income tax purposes, the following Portfolios had post October losses deferred and capital loss carryforwards as of December 31, 1998. Accordingly no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts:

                                POST OCTOBER   POST OCTOBER   CAPITAL LOSS
                                  CURRENCY        CAPITAL     CARRYFORWARDS  CAPITAL LOSS
                                   LOSSES         LOSSES       UTILIZED IN   CARRYFORWARDS   EXPIRATION
                                  DEFERRED       DEFERRED         1998         AVAILABLE        YEAR
                                -------------  -------------  -------------  -------------  -------------
Government Income Portfolio...          --              --    $ 7,210,024    $     57,521       2003
High Yield Bond...............          --     $ 5,542,044      3,548,806       2,841,673       2003
Natural Resources Portfolio...  $    4,530       2,497,324             --       4,117,123       2006

                                       C6

FINANCIAL HIGHLIGHTS

                                                           MONEY MARKET
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  10.00  $  10.00  $  10.00  $  10.00  $  10.00
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................      0.52      0.54      0.51      0.56      0.40
Dividends and distributions............     (0.52)    (0.54)    (0.51)    (0.56)    (0.40)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  10.00  $  10.00  $  10.00  $  10.00  $  10.00
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      5.39%     5.41%     5.22%     5.80%     4.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $920.2    $657.5    $668.8    $613.3    $583.3
Ratios to average net assets:
  Expenses.............................      0.41%     0.43%     0.44%     0.44%     0.47%
  Net investment income................      5.20%     5.28%     5.10%     5.64%     4.02%

                                                         DIVERSIFIED BOND
                                         -------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         -------------------------------------------------
                                           1998       1997      1996    1995(a)   1994(a)
                                         ---------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   11.02  $  11.07  $  11.31  $  10.04  $  11.10
                                         ---------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.69      0.80      0.76      0.76      0.68
Net realized and unrealized gains
  (losses) on investments..............       0.08      0.11     (0.27)     1.29     (1.04)
                                         ---------  --------  --------  --------  --------
    Total from investment operations...       0.77      0.91      0.49      2.05     (0.36)
                                         ---------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.69)    (0.83)    (0.73)    (0.75)    (0.68)
Distributions from net realized
  gains................................      (0.04)    (0.13)       --     (0.03)    (0.02)
                                         ---------  --------  --------  --------  --------
    Total distributions................      (0.73)    (0.96)    (0.73)    (0.78)    (0.70)
                                         ---------  --------  --------  --------  --------
Net Asset Value, end of year...........  $   11.06  $  11.02  $  11.07  $  11.31  $  10.04
                                         ---------  --------  --------  --------  --------
                                         ---------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............       7.15%     8.57%     4.40%    20.73%    (3.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $1,122.6    $816.7    $720.2    $655.8    $541.6
Ratios to average net assets:
  Expenses.............................       0.42%     0.43%     0.45%     0.44%     0.45%
  Net investment income................       6.40%     7.18%     6.89%     7.00%     6.41%
Portfolio turnover rate................        199%      224%      210%      199%       32%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D1

FINANCIAL HIGHLIGHTS

                                                        GOVERNMENT INCOME
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.52  $  11.22  $  11.72  $  10.46  $  11.78
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................      0.67      0.75      0.75      0.74      0.70
Net realized and unrealized gains
  (losses) on investments..............      0.36      0.30     (0.51)     1.28     (1.31)
                                         --------  --------  --------  --------  --------
    Total from investment operations...      1.03      1.05      0.24      2.02     (0.61)
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.68)    (0.75)    (0.74)    (0.76)    (0.71)
Dividends in excess of net investment
  income...............................        --(c)       --       --       --        --
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.68)    (0.75)    (0.74)    (0.76)    (0.71)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  11.87  $  11.52  $  11.22  $  11.72  $  10.46
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      9.09%     9.67%     2.22%    19.48%    (5.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $443.2    $429.6    $482.0    $501.8    $487.6
Ratios to average net assets:
  Expenses.............................      0.43%     0.44%     0.46%     0.45%     0.45%
  Net investment income................      5.71%     6.40%     6.38%     6.55%     6.30%
Portfolio turnover rate................       109%       88%       95%      195%       34%

                                                      ZERO COUPON BOND 2000
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  12.61  $  12.92  $  13.27  $  11.86  $  13.72
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................      0.63      0.67      0.55      0.59      0.92
Net realized and unrealized gains
  (losses) on investments..............      0.31      0.22     (0.36)     1.95     (1.91)
                                         --------  --------  --------  --------  --------
    Total from investment operations...      0.94      0.89      0.19      2.54     (0.99)
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.64)    (0.67)    (0.54)    (0.60)    (0.85)
Distributions from net realized
  gains................................     (0.17)    (0.53)       --     (0.53)    (0.02)
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.81)    (1.20)    (0.54)    (1.13)    (0.87)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  12.74  $  12.61  $  12.92  $  13.27  $  11.86
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      7.57%     7.17%     1.53%    21.56%    (7.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $40.2     $41.3     $44.7     $25.3     $20.6
Ratios to average net assets:
  Expenses.............................      0.62%     0.66%     0.52%     0.48%     0.51%
  Net investment income................      4.85%     4.78%     4.88%     4.53%     6.69%
Portfolio turnover rate................        16%       32%       13%       71%        9%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(c) Less than $.005 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D2

FINANCIAL HIGHLIGHTS

                                              ZERO COUPON BOND 2005
                                -------------------------------------------------
                                                   YEAR ENDED
                                                  DECEMBER 31,
                                -------------------------------------------------
                                 1998      1997       1996     1995(a)   1994(a)
                                -------   -------   --------   -------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year........................  $ 12.60   $ 12.25   $  13.19   $ 10.74   $  12.68
                                -------   -------   --------   -------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.........     0.66      0.68       0.66      0.66       0.75
Net realized and unrealized
  gains (losses) on
  investments.................     0.87      0.66      (0.82)     2.73      (1.97)
                                -------   -------   --------   -------   --------
    Total from investment
      operations..............     1.53      1.34      (0.16)     3.39      (1.22)
                                -------   -------   --------   -------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................    (0.67)    (0.71)     (0.64)    (0.65)     (0.72)
Distributions from net
  realized gains..............    (0.02)    (0.28)     (0.14)    (0.29)        --
                                -------   -------   --------   -------   --------
    Total distributions.......    (0.69)    (0.99)     (0.78)    (0.94)     (0.72)
                                -------   -------   --------   -------   --------
Net Asset Value, end of
  year........................  $ 13.44   $ 12.60   $  12.25   $ 13.19   $  10.74
                                -------   -------   --------   -------   --------
                                -------   -------   --------   -------   --------
TOTAL INVESTMENT RETURN:(b)...    12.35%    11.18%     (1.01)%   31.85%     (9.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)...................    $45.5     $30.8      $25.8     $23.6      $16.5
Ratios to average net assets:
  Expenses....................     0.61%     0.74%      0.53%     0.49%      0.60%
  Net investment income.......     5.35%     5.71%      5.42%     5.32%      6.53%
Portfolio turnover rate.......       --        35%        10%       69%        %6

                                                         CONSERVATIVE BALANCED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   14.97  $   15.52  $   15.31  $   14.10  $   14.91
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.66       0.76       0.66       0.63       0.53
Net realized and unrealized gains
  (losses) on investments..............       1.05       1.26       1.24       1.78      (0.68)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.71       2.02       1.90       2.41      (0.15)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.66)     (0.76)     (0.66)     (0.64)     (0.51)
Distributions from net realized
  gains................................      (0.94)     (1.81)     (1.03)     (0.56)     (0.15)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (1.60)     (2.57)     (1.69)     (1.20)     (0.66)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   15.08  $   14.97  $   15.52  $   15.31  $   14.10
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      11.74%     13.45%     12.63%     17.27%     (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $4,796.0   $4,744.2   $4,478.8   $3,940.8   $3,501.1
Ratios to average net assets:
  Expenses.............................       0.57%      0.56%      0.59%      0.58%      0.61%
  Net investment income................       4.19%      4.48%      4.13%      4.19%      3.61%
Portfolio turnover rate................        167%       295%       295%       201%       125%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D3

FINANCIAL HIGHLIGHTS

                                                           FLEXIBLE MANAGED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.28  $   17.79  $   17.86  $   15.50  $   16.96
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.58       0.59       0.57       0.56       0.47
Net realized and unrealized gains
  (losses) on investments..............       1.14       2.52       1.79       3.15      (1.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.72       3.11       2.36       3.71      (0.55)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.59)     (0.58)     (0.58)     (0.56)     (0.45)
Distributions from net realized
  gains................................      (1.85)     (3.04)     (1.85)     (0.79)     (0.46)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (2.44)     (3.62)     (2.43)     (1.35)     (0.91)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   16.56  $   17.28  $   17.79  $   17.86  $   15.50
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      10.24%     17.96%     13.64%     24.13%     (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $5,410.0   $5,490.1   $4,896.9   $4,261.2   $3,481.5
Ratios to average net assets:
  Expenses.............................       0.61%      0.62%      0.64%      0.63%      0.66%
  Net investment income................       3.21%      3.02%      3.07%      3.30%      2.90%
Portfolio turnover rate................        138%       227%       233%       173%       124%

                                                 HIGH YIELD BOND
                                -------------------------------------------------
                                                   YEAR ENDED
                                                  DECEMBER 31,
                                -------------------------------------------------
                                  1998      1997      1996     1995(a)   1994(a)
                                --------   -------   -------   -------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year........................  $   8.14   $  7.87   $  7.80   $  7.37   $   8.41
                                --------   -------   -------   -------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........      0.77      0.78      0.80      0.81       0.87
Net realized and unrealized
  gains (losses) on
  investments.................     (0.94)     0.26      0.06      0.46      (1.10)
                                --------   -------   -------   -------   --------
    Total from investment
      operations..............     (0.17)     1.04      0.86      1.27      (0.23)
                                --------   -------   -------   -------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................     (0.76)    (0.77)    (0.78)    (0.84)     (0.81)
Dividends in excess of net
  investment income...........        --        --     (0.01)       --         --
                                --------   -------   -------   -------   --------
    Total distributions.......     (0.76)    (0.77)    (0.79)    (0.84)     (0.81)
                                --------   -------   -------   -------   --------
Net Asset Value, end of
  year........................  $   7.21   $  8.14   $  7.87   $  7.80   $   7.37
                                --------   -------   -------   -------   --------
                                --------   -------   -------   -------   --------
TOTAL INVESTMENT RETURN:(b)...     (2.36)%   13.78%    11.39%    17.56%     (2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)...................    $789.3    $568.7    $432.9    $367.9     $306.2
Ratios to average net assets:
  Expenses....................      0.58%     0.57%     0.63%     0.61%      0.65%
  Net investment income.......     10.31%     9.78%     9.89%    10.34%      9.88%
Portfolio turnover rate.......        63%      106%       88%      139%        69%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D4

FINANCIAL HIGHLIGHTS

                                                             STOCK INDEX
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   30.22  $   23.74  $   19.96  $   14.96  $  15.20
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.42       0.43       0.40       0.40      0.38
Net realized and unrealized gains
  (losses) on investments..............       8.11       7.34       4.06       5.13     (0.23)
                                         ---------  ---------  ---------  ---------  --------
    Total from investment operations...       8.53       7.77       4.46       5.53      0.15
                                         ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.42)     (0.42)     (0.40)     (0.38)    (0.37)
Distributions from net realized
  gains................................      (0.59)     (0.87)     (0.28)     (0.15)    (0.02)
                                         ---------  ---------  ---------  ---------  --------
    Total distributions................      (1.01)     (1.29)     (0.68)     (0.53)    (0.39)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   37.74  $   30.22  $   23.74  $   19.96  $  14.96
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............      28.42%     32.83%     22.57%     37.06%     1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $3,548.1   $2,448.2   $1,581.4   $1,031.3    $664.5
Ratios to average net assets:
  Expenses.............................       0.37%      0.37%      0.40%      0.38%     0.42%
  Net investment income................       1.25%      1.55%      1.95%      2.27%     2.50%
Portfolio turnover rate................          3%         5%         1%         1%        2%

                                                 EQUITY INCOME
                                ------------------------------------------------
                                                   YEAR ENDED
                                                  DECEMBER 31,
                                ------------------------------------------------
                                  1998      1997      1996     1995(a)   1994(a)
                                --------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year........................  $  22.39   $ 18.51   $ 16.27   $ 14.48   $ 15.66
                                --------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........      0.56      0.61      0.58      0.64      0.66
Net realized and unrealized
  gains (losses) on
  investments.................     (1.03)     6.06      2.88      2.50     (0.46)
                                --------   -------   -------   -------   -------
    Total from investment
      operations..............     (0.47)     6.67      3.46      3.14      0.20
                                --------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................     (0.59)    (0.57)    (0.71)    (0.62)    (0.56)
Distributions from net
  realized gains..............     (1.30)    (2.22)    (0.51)    (0.73)    (0.82)
                                --------   -------   -------   -------   -------
    Total distributions.......     (1.89)    (2.79)    (1.22)    (1.35)    (1.38)
                                --------   -------   -------   -------   -------
Net Asset Value, end of
  year........................  $  20.03   $ 22.39   $ 18.51   $ 16.27   $ 14.48
                                --------   -------   -------   -------   -------
                                --------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN:(b)...     (2.38)%   36.61%    21.74%    21.70%     1.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)...................  $2,142.3   $2,029.8  $1,363.5  $1,110.0   $859.7
Ratios to average net assets:
  Expenses....................      0.42%     0.41%     0.45%     0.43%     0.52%
  Net investment income.......      2.54%     2.90%     3.36%     4.00%     3.92%
Portfolio turnover rate.......        20%       38%       21%       64%       63%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D5

FINANCIAL HIGHLIGHTS

                                                                     EQUITY
                                         ---------------------------------------------------------------
                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                         ---------------------------------------------------------------
                                            1998         1997         1996        1995(a)      1994(a)
                                         -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....    $   31.07    $   26.96    $   25.64    $   20.66    $   21.49
                                         -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................         0.60         0.69         0.71         0.55         0.51
Net realized and unrealized gains on
  investments..........................         2.21         5.88         3.88         5.89         0.05
                                         -----------  -----------  -----------  -----------  -----------
    Total from investment operations...         2.81         6.57         4.59         6.44         0.56
                                         -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS:
Dividends from net investment income...        (0.60)       (0.70)       (0.67)       (0.52)       (0.49)
Distributions from net realized
  gains................................        (3.64)       (1.76)       (2.60)       (0.94)       (0.90)
                                         -----------  -----------  -----------  -----------  -----------
    Total distributions................        (4.24)       (2.46)       (3.27)       (1.46)       (1.39)
                                         -----------  -----------  -----------  -----------  -----------
Net Asset Value, end of year...........    $   29.64    $   31.07    $   26.96    $   25.64    $   20.66
                                         -----------  -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------  -----------
TOTAL INVESTMENT RETURN:(b)............         9.34%       24.66%       18.52%       31.29%        2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $6,247.0     $6,024.0     $4,814.0     $3,813.8     $2,617.8
Ratios to average net assets:
  Expenses.............................         0.47%        0.46%        0.50%        0.48%        0.55%
  Net investment income................         1.81%        2.27%        2.54%        2.28%        2.39%
Portfolio turnover rate................           25%          13%          20%          18%           7%

                                                             PRUDENTIAL JENNISON
                                         -----------------------------------------------------------
                                                        YEAR ENDED                     APRIL 25,
                                                       DECEMBER 31,                   1995(d)(a)
                                         ----------------------------------------         TO
                                             1998           1997         1996      DECEMBER 31, 1995
                                         -------------   -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...    $  17.73        $   14.32    $   12.55      $  10.00
                                         -------------   -----------  -----------      --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................        0.04             0.04         0.02          0.02
Net realized and unrealized gains on
  investments..........................        6.56             4.48         1.78          2.54
                                         -------------   -----------  -----------      --------
    Total from investment operations...        6.60             4.52         1.80          2.56
                                         -------------   -----------  -----------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income...       (0.04)           (0.04)       (0.03)        (0.01)
Distributions from net realized
  gains................................       (0.38)           (1.07)          --            --
                                         -------------   -----------  -----------      --------
    Total distributions................       (0.42)           (1.11)       (0.03)        (0.01)
                                         -------------   -----------  -----------      --------
Net Asset Value, end of period.........    $  23.91        $   17.73    $   14.32      $  12.55
                                         -------------   -----------  -----------      --------
                                         -------------   -----------  -----------      --------
TOTAL INVESTMENT RETURN:(b)............       37.46%           31.71%       14.41%        24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................    $1,198.7           $495.9       $226.5         $63.1
Ratios to average net assets:
  Expenses.............................        0.63%            0.64%        0.66%         0.79%(c)
  Net investment income................        0.20%            0.25%        0.20%         0.15%(c)
Portfolio turnover rate................          54%              60%          46%           37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D6

FINANCIAL HIGHLIGHTS

                                                SMALL CAPITALIZATION STOCK
                                         -----------------------------------------
                                                                        APRIL 25,
                                                                         1995(d)
                                                  YEAR ENDED                TO
                                                 DECEMBER 31,            DECEMBER
                                         ----------------------------      31,
                                           1998      1997      1996      1995(a)
                                         --------   -------   -------   ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  15.93   $ 13.79   $ 11.83   $10.00
                                         --------   -------   -------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................      0.09      0.10      0.09     0.08
Net realized and unrealized gains
  (losses) on investments..............     (0.25)     3.32      2.23     1.91
                                         --------   -------   -------   ----------
    Total from investment operations...     (0.16)     3.42      2.32     1.99
                                         --------   -------   -------   ----------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.09)    (0.10)    (0.09)   (0.04)
Distributions from net realized
  gains................................     (0.97)    (1.18)    (0.27)   (0.12)
                                         --------   -------   -------   ----------
    Total distributions................     (1.06)    (1.28)    (0.36)   (0.16)
                                         --------   -------   -------   ----------
Net Asset Value, end of period.........  $  14.71   $ 15.93   $ 13.79   $11.83
                                         --------   -------   -------   ----------
                                         --------   -------   -------   ----------
TOTAL INVESTMENT RETURN:(b)............     (0.76)%   25.17%    19.77%   19.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................    $360.4    $290.3    $147.9    $47.5
Ratios to average net assets:
  Expenses.............................      0.47%     0.50%     0.56%    0.60%(c)
  Net investment income................      0.57%     0.69%     0.87%    0.68%(c)
Portfolio turnover rate................        26%       31%       13%      32%

                                                              GLOBAL
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  17.92  $  17.85  $  15.53  $  13.88  $  14.64
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................      0.07      0.09      0.11      0.06      0.02
Net realized and unrealized gains
  (losses) on investments..............      4.38      1.11      2.94      2.14     (0.74)
                                         --------  --------  --------  --------  --------
    Total from investment operations...      4.45      1.20      3.05      2.20     (0.72)
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.16)    (0.13)    (0.11)    (0.24)    (0.02)
Dividends in excess of net investment
  income...............................     (0.12)    (0.10)       --        --        --
Distributions from net realized
  gains................................     (0.93)    (0.90)    (0.62)    (0.31)    (0.02)
                                         --------  --------  --------  --------  --------
    Total distributions................     (1.21)    (1.13)    (0.73)    (0.55)    (0.04)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  21.16  $  17.92  $  17.85  $  15.53  $  13.88
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     25.08%     6.98%    19.97%    15.88%    (4.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $844.5    $638.4    $580.6    $400.1    $345.7
Ratios to average net assets:
  Expenses.............................      0.86%     0.85%     0.92%     1.06%     1.23%
  Net investment income................      0.29%     0.47%     0.64%     0.44%     0.20%
Portfolio turnover rate................        73%       70%       41%       59%       37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D7

FINANCIAL HIGHLIGHTS

                                                NATURAL RESOURCES
                                --------------------------------------------------
                                                    YEAR ENDED
                                                   DECEMBER 31,
                                --------------------------------------------------
                                  1998       1997      1996     1995(a)   1994(a)
                                --------   --------   -------   -------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year........................  $  15.24   $  19.77   $ 17.27   $ 14.44   $  15.56
                                --------   --------   -------   -------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.........      0.09       0.12      0.15      0.21       0.18
Net realized and unrealized
  gains (losses) on
  investments.................     (2.48)     (2.43)     5.11      3.66      (0.85)
                                --------   --------   -------   -------   --------
    Total from investment
      operations..............     (2.39)     (2.31)     5.26      3.87      (0.67)
                                --------   --------   -------   -------   --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................     (0.11)     (0.10)    (0.14)    (0.21)     (0.15)
Distributions from net
  realized gains..............     (0.75)     (2.12)    (2.62)    (0.83)     (0.30)
Tax return of capital
  distributions...............     (0.01)        --        --        --         --
                                --------   --------   -------   -------   --------
    Total distributions.......     (0.87)     (2.22)    (2.76)    (1.04)     (0.45)
                                --------   --------   -------   -------   --------
Net Asset Value, end of
  year........................  $  11.98   $  15.24   $ 19.77   $ 17.27   $  14.44
                                --------   --------   -------   -------   --------
                                --------   --------   -------   -------   --------
TOTAL INVESTMENT RETURN:(b)...    (17.10)%   (11.59)%   30.88%    26.92%     (4.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)...................    $236.9     $358.0    $438.4    $293.2     $227.3
Ratios to average net assets:
  Expenses....................      0.49%      0.54%     0.52%     0.50%      0.61%
  Net investment income.......      0.63%      0.60%     0.75%     1.25%      1.09%
Portfolio turnover rate.......        12%        32%       36%       46%        18%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D8

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Money Market, Diversified Bond, Government Income, Zero Coupon Bond 2000, Zero Coupon Bond 2005, Conservative Balanced, Flexible Managed, High Yield Bond, Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios (constituting The Prudential Series Fund, Inc., hereafter referred to as the "Portfolios") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights of the Prudential Jennison Portfolio and Small Capitalization Stock Portfolio for the period April 25, 1995 through December 31, 1995 and the financial highlights for each of the two years in the period ended December 31, 1995 for each of the other thirteen portfolios were audited by other independent accountants, whose opinion dated February 15, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036
February 12, 1999

                          TAX INFORMATION (UNAUDITED)

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1998) as to the federal tax status of dividends paid by the Series Fund during such fiscal year. Accordingly, we are advising you that in 1998, the Series Fund paid dividends as follows:

                                       ORDINARY DIVIDENDS
------------------------------------------------------------------------------------------------
                                                     SHORT-TERM        LONG-TERM     TAX RETURN      TOTAL
                                        INCOME      CAPITAL GAINS    CAPITAL GAINS   OF CAPITAL    DIVIDENDS
                                      -----------  ---------------  ---------------  -----------  -----------
Money Market Porfolio                  $   0.460             --               --             --    $   0.460
Diversified Bond Portfolio                 0.692      $   0.041               --             --        0.733
Government Income Portfolio                0.679             --               --             --        0.679
Zero Coupon Bond 2000 Portfolio            0.636          0.014        $   0.160             --        0.810
Zero Coupon Bond 2005 Portfolio            0.666             --            0.016             --        0.682
Conservative Balanced Portfolio            0.664          0.898            0.044             --        1.606
Flexible Managed Portfolio                 0.586          0.949            0.901             --        2.436
High Yield Bond Portfolio                  0.761             --               --             --        0.761
Stock Index Portfolio                      0.420          0.029            0.559             --        1.008
Equity Income Portfolio                    0.586          0.125            1.173             --        1.884
Equity Portfolio                           0.606          0.094            3.544             --        4.244
Prudential Jennison Portfolio              0.044             --            0.380             --        0.424
Small Capitalization Stock Portfolio       0.091          0.199            0.771             --        1.061
Global Portfolio                           0.277             --            0.928             --        1.205
Natural Resources Portfolio                0.105          0.181            0.571          0.010        0.867

                                       E1

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER, CFA                       W. SCOTT McDONALD, JR., Ph.D.               E. MICHAEL CAULFIELD
  CHAIRMAN,                                   VICE PRESIDENT,                             EXECUTIVE VICE PRESIDENT,
  THE PRUDENTIAL SERIES FUND, INC.            KALUDIS CONSULTING GROUP                    PRUDENTIAL FINANCIAL MANAGEMENT
                                                                                          THE PRUDENTIAL INSURANCE
                                                                                          COMPANY OF AMERICA

SAUL K. FENSTER, Ph.D.                              JOSEPH WEBER, Ph.D.
  PRESIDENT,                                          VICE PRESIDENT,
  NEW JERSEY INSTITUTE OF TECHNOLOGY                  INTERCLASS (INTERNATIONAL CORPORATE LEARNING)

                                    APPENDIX

DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

BONDS:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER:


Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.


                                       F1

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Ratings Services describes its grades of corporate debt securities and its "A" commercial paper as follows:

BONDS:


AAA -- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.


BB-B-CCC-CC-C

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER:

Commercial paper rated A by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.


                                       F2

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1999

PRUCO LIFE INSURANCE COMPANY
PRUVIDER VARIABLE APPRECIABLE ACCOUNT

PRUVIDER(SM)
VARIABLE
APPRECIABLE
LIFE(R)___________________
INSURANCE CONTRACTS

PROVIDING FOR THE INVESTMENT
OF ASSETS IN THE
INVESTMENT PORTFOLIOS OF

THE PRUDENTIAL SERIES
FUND, INC.

This statement of additional information describes a variable life insurance contract (the "Contract") offered by Pruco Life Insurance Company ("Pruco Life", "us", or "we") under the name PRUVIDER(SM) Variable APPRECIABLE LIFE(R) Insurance. Pruco Life, a stock life insurance company, is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The death benefit varies daily with investment experience but will never be less than the "face amount" of insurance specified in the Contract. There is no guaranteed minimum cash surrender value.

The assets under these contracts can be invested in one or both of the two available subaccounts of the Pruco Life PRUVIDER Variable Appreciable Account. The assets invested in each subaccount are in turn invested in a corresponding portfolio of The Prudential Series Fund, Inc., a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives to variable contract owners. Each portfolio is, for investment purposes, in effect a separate fund. The two available Series Fund portfolios are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts of Pruco Life and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts issued by those companies.

The PRUVIDER(SM) Variable APPRECIABLE LIFE(R) Insurance Contract owner may also choose to invest in a FIXED-RATE OPTION which is described in the prospectus of the Pruco Life PRUVIDER Variable Appreciable Account.

                      ------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ WITH THE PROSPECTUS OF THE PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT DATED MAY 1, 1999. THE PROSPECTUS IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST TO THE PRUCO LIFE INSURANCE COMPANY, 213 WASHINGTON STREET, NEWARK, NEW JERSEY 07102-2992 OR BY TELEPHONING (800) 437-4016.

                      ------------------------------------


                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 778-2255


PRUVIDER is a service mark of Prudential.
APPRECIABLE LIFE is a registered mark of Prudential.
SVAL-1SAI Ed 5-99
Catalog No. 64M086G

                       STATEMENT OF ADDITIONAL INFORMATION
                                    CONTENTS


                                                                            PAGE

MORE DETAILED INFORMATION ABOUT THE CONTRACT...................................1
    SALES LOAD UPON SURRENDER..................................................1
    REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS...........1
    PAYING PREMIUMS BY PAYROLL DEDUCTION.......................................1
    UNISEX PREMIUMS AND BENEFITS...............................................1
    HOW THE DEATH BENEFIT WILL VARY............................................2
    WITHDRAWAL OF EXCESS CASH SURRENDER VALUE..................................2
    TAX TREATMENT OF CONTRACT BENEFITS.........................................3
        TREATMENT AS LIFE INSURANCE............................................3
        PRE-DEATH DISTRIBUTIONS................................................3
        WITHHOLDING............................................................4
        OTHER TAX CONSIDERATIONS...............................................4
        BUSINESS-OWNED LIFE INSURANCE..........................................4
    SALE OF THE CONTRACT AND SALES COMMISSIONS.................................4
    RIDERS.....................................................................5
    OTHER STANDARD CONTRACT PROVISIONS.........................................5
        ASSIGNMENT.............................................................5
        BENEFICIARY............................................................5
        INCONTESTABILITY.......................................................5
        MISSTATEMENT OF AGE OR SEX.............................................5
        SETTLEMENT OPTIONS.....................................................5
        SUICIDE EXCLUSION......................................................5

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS...........................6
    GENERAL....................................................................6
    CONVERTIBLE SECURITIES.....................................................6
    WARRANTS...................................................................6
    FOREIGN SECURITIES.........................................................6
    OPTIONS ON STOCK AND DEBT SECURITIES.......................................7
        OPTIONS ON STOCK.......................................................7
        OPTIONS ON DEBT SECURITIES.............................................8
        RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.........8
    OPTIONS ON STOCK INDEXES...................................................9
        STOCK INDEX OPTIONS....................................................9
        RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEXES......................9
    OPTIONS ON FOREIGN CURRENCIES.............................................10
        OPTIONS ON FOREIGN CURRENCY...........................................10
        RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY..................11
    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS........................11
        FUTURES AND OPTIONS ON FUTURES........................................11
        RISKS OF TRANSACTIONS IN FUTURES CONTRACTS............................12
        RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS.................12
    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...............................12
    INTEREST RATE SWAPS.......................................................13
    LOAN PARTICIPATIONS.......................................................14
    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS............................14
        DESCRIPTION OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.........14
        RISKS OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS...............14
    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES...............................14
    SHORT SALES...............................................................14
    LOANS OF PORTFOLIO SECURITIES.............................................15
        DESCRIPTION OF SECURITIES LOANS.......................................15
        RISKS ASSOCIATED WITH LENDING SECURITIES..............................15
    ILLIQUID SECURITIES.......................................................15

INVESTMENT RESTRICTIONS.......................................................16

INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS...........................18
    INVESTMENT MANAGEMENT ARRANGEMENTS........................................18
    DISTRIBUTION ARRANGEMENTS.................................................19

OTHER INFORMATION CONCERNING THE FUND.........................................19
    INCORPORATION AND AUTHORIZED STOCK........................................19
    PORTFOLIO TRANSACTIONS AND BROKERAGE......................................20
    TAXATION OF THE FUND......................................................21
    CUSTODIANS................................................................22
    EXPERTS...................................................................22
    LICENSES..................................................................22

DEBT RATINGS..................................................................23

DIRECTORS AND OFFICERS OF PRUCO LIFE AND MANAGEMENT OF THE FUND...............25

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.......................A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS......................B1

                  MORE DETAILED INFORMATION ABOUT THE CONTRACT

SALES LOAD UPON SURRENDER

Pruco Life assesses a contingent deferred sales load if the Contract lapses or is surrendered during the first 10 Contract years. No such charge is applicable to the death benefit, no matter when that may become payable. Subject to the additional limitations described below, for Contracts that lapse or are surrendered during the first five Contract years, the charge will be equal to 50% of the first year's primary annual premium. In the next five Contract years, we reduce that percentage uniformly on a daily basis until it reaches zero on the 10th Contract anniversary. Thus, for Contracts surrendered at the end of the sixth year, the maximum deferred sales charge will be 40% of the first year's primary annual premium, for Contracts surrendered at the end of year seven, the maximum deferred sales charge will be 30% of the first year's primary annual premium, and so forth. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, we deduct a proportionate amount of the charge from the Contract Fund. Surrender of all or part of the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3.

The contingent deferred sales load is also further limited at older issue ages (approximately above age 61) in order to comply with certain requirements of state law. Specifically, the contingent deferred sales load for such insureds is no more than $32.50 per $1,000 of face amount.

The sales load is subject to a further important limitation that may, particularly for Contracts that lapse or are surrendered within the first five or six years, result in a lower contingent deferred sales load than that described above. (This limitation might also, under unusual circumstances, apply to reduce the monthly sales load deductions described in the prospectus in item
(a) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.)

The limitation is based on a Guideline Annual Premium ("GAP") that is associated with every Contract. The GAP is a defined amount determined actuarially in accordance with a regulation of the Securities and Exchange Commission ("SEC"). Pruco Life will charge a maximum aggregate sales load (that is, the sum of the monthly sales load deduction and the contingent deferred sales charge) that will not be more than 30% of the premiums actually paid until those premiums total one GAP plus no more than 9% of the next premiums paid until total premiums are equal to five GAPS, plus no more than 6% of all subsequent premiums. If the sales charges described above would at any time exceed this maximum amount then, to the extent of any excess, we will not make the charge.

REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS

Pruco Life may reduce the sales charges and/or other charges on individual Contracts sold to members of a class of associated individuals, or to a trustee, employer or other entity representing such a class, where it is expected that such multiple sales will result in savings of sales or administrative expenses. Pruco Life determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors: (1) the number of individuals; (2) the total amount of premium payments expected to be received from these Contracts; (3) the nature of the association between these individuals, and the expected persistency of the individual Contracts; (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which Pruco Life believes to be relevant in determining whether reduced sales or administrative expenses may be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified by Pruco Life on a uniform basis. Pruco Life's reductions in charges for these sales will not be unfairly discriminatory to the interests of any individual Contract owners.

PAYING PREMIUMS BY PAYROLL DEDUCTION

In addition to the annual, semi-annual, quarterly and monthly premium payment modes, a payroll budget method of paying premiums may also be available under certain Contracts. The employer generally deducts the necessary amounts from employee paychecks and sends premium payments to Pruco Life monthly. Any Pruco Life representative authorized to sell this Contract can provide further details concerning the payroll budget method of paying premiums.

UNISEX PREMIUMS AND BENEFITS

The Contract generally uses mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on a blended unisex rate, whether the insured is male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Pruco Life may offer the Contract with unisex mortality rates to employers and employee organizations.

HOW THE DEATH BENEFIT WILL VARY

The death benefit will vary with investment experience. The death benefit will be equal to the face amount of insurance plus the amount, if any, by which the Contract Fund value exceeds the applicable "Tabular Contract Fund Value" for the Contract (subject to an exception described below under which the death benefit is higher). Each Contract contains a table that sets forth the Tabular Contract Fund Value as of the end of each of the first 20 years of the Contract. Tabular Contract Fund Values between Contract anniversaries are determined by interpolation. The "Tabular Contract Fund Value" for each Contract year is an amount that is slightly less than the Contract Fund value that would result as of the end of such year if: (1) you paid only Scheduled Premiums; (2) you paid the Scheduled Premiums when due; (3) your selected investment options earned a net return at a uniform rate of 4% per year; (4) we deducted full mortality charges based upon the 1980 CSO Table; (5) we deducted the maximum sales load and expense charges; and (6) there was no Contract debt.

The death benefit will equal the face amount if the Contract Fund equals the Tabular Contract Fund Value. If, due to investment results greater than a net return of 4%, or to payment of greater than Scheduled Premiums, or to smaller than maximum charges, the Contract Fund value is a given amount greater than the Tabular Contract Fund Value, the death benefit will be the face amount plus that excess amount. If, due to investment results less favorable than a net return of 4%, the Contract Fund value is less than the Tabular Contract Fund Value, the death benefit will not fall below the initial face amount stated in the Contract. Again, the death benefit will reflect a deduction for the amount of any Contract debt. See Contract Loans in the prospectus. Any unfavorable investment experience must first be offset by favorable performance or additional payments that bring the Contract Fund up to the Tabular level before favorable investment results or additional payments will increase the death benefit.

The Contract Fund could grow to the point where it is necessary to increase the death benefit by a greater amount in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance. Thus, the death benefit will always be the greatest of (1) the face amount plus the Contract Fund minus the Tabular Contract Fund Value; (2) the guaranteed minimum death benefit; and (3) the Contract Fund times the attained age factor that applies.

WITHDRAWAL OF EXCESS CASH SURRENDER VALUE

Under certain circumstances, you may withdraw a portion of the Contract's cash surrender value without surrendering the Contract. The withdrawal amount is limited by the requirement that the Contract Fund after withdrawal must not be less than the Tabular Contract Fund Value. (A Table of Tabular Contract Fund Values is included in the Contract; the Values increase with each year the Contract remains inforce.) But because the Contract Fund may be made up in part by an outstanding Contract loan, there is a further limitation that the amount withdrawn may not be larger than an amount sufficient to reduce the cash surrender value to zero. The amount withdrawn must be at least $200. You may make no more than four such withdrawals in each Contract year, and there is an administrative processing fee for each withdrawal equal to the lesser of $15 and 2% of the amount withdrawn. An amount withdrawn may not be repaid except as a scheduled or unscheduled premium subject to the applicable charges. Upon request, Pruco Life will tell you how much you may withdraw. Withdrawal of part of the cash surrender value may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. A temporary need for funds may also be met by making a loan and you should consult your Pruco Life representative about how best to meet your needs.

When a withdrawal is made, the cash surrender value and Contract Fund value are reduced by the amount of the withdrawal, and the death benefit is reduced accordingly. Neither the face amount of insurance nor the amount of Scheduled Premiums will be changed due to a withdrawal of excess cash surrender value. No surrender charges will be assessed for a withdrawal.

Withdrawal of part of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may lapse even if Scheduled Premiums continue to be paid when due. This is because, for purposes of determining whether a lapse has occurred, Pruco Life treats withdrawals as a return of premium.

TAX TREATMENT OF CONTRACT BENEFITS

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

TREATMENT AS LIFE INSURANCE

The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments.


We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:


     o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract,

     o    the Contract's death benefit will be tax free to your beneficiary.


Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to ensure that the Contract will qualify as life insurance.


PRE-DEATH DISTRIBUTIONS

The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

     CONTRACTS NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS.

     o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Contract debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

     o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax.

     MODIFIED ENDOWMENT CONTRACTS.

     o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums substantially in excess of Scheduled Premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract even though the Contract owner pays only Scheduled Premiums or even less than the Scheduled Premiums. You should first consult a qualified tax adviser and your Pruco Life representative if you are contemplating any of these steps.

     o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

     o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 592, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

     o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

WITHHOLDING

You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

OTHER TAX CONSIDERATIONS

If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

BUSINESS-OWNED LIFE INSURANCE

If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. Where the insured is less than 60 years of age, the representative will generally receive a commission of: (1) no more than 50% of the Scheduled Premiums for the first year: (2) no more than 6% of the Scheduled Premiums for the second through 10th years; and (3) no more than 2% of the Scheduled Premiums thereafter. For insureds over 59 years of age, the commission will be lower. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives with less than three years of service may be paid on a different basis.

Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life's surplus, which may include amounts derived from the mortality and expense risk charge and the guaranteed minimum death benefit risk charge described in the prospectus under DAILY DEDUCTION FROM THE CONTRACT FUND and item (d) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.

RIDERS

Contract owners may be able to obtain additional fixed benefits which may increase the Scheduled Premium. If they do cause an increase in the Scheduled Premium, they will be charged for by making monthly deductions from the Contract Fund. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges for the riders will be deducted from the Contract Fund on each Monthly date. One rider pays an additional amount if the insured dies in an accident. Another waives certain premiums if the insured is disabled within the meaning of the provision (or, in the case of a Contract issued on an insured under the age of 15, if the applicant dies or becomes disabled within the meaning of the provision). Others pay an additional amount if the insured dies within a stated number of years after issue; similar benefits may be available if the insured's spouse or child should die. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account, although they will no longer be available if the Contract lapses. Certain restrictions may apply; they are clearly described in the applicable rider.

Any Pruco Life representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life upon written request.

OTHER STANDARD CONTRACT PROVISIONS

ASSIGNMENT

This Contract may not be assigned if the assignment would violate any federal, state, or local law or regulation. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at a Home Office.

BENEFICIARY

As the Contract owner, you designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

INCONTESTABILITY

We will not contest the Contract after it has been inforce during the insured's lifetime for two years from the issue date except when any change is made in the Contract that requires Pruco Life's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of the insured.

MISSTATEMENT OF AGE OR SEX

If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SETTLEMENT OPTIONS

The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

SUICIDE EXCLUSION

Generally, if the insured, whether sane or insane, dies by suicide within two years from the Contract Date, Pruco Life will pay no more under the Contract than the sum of the premiums paid.

                    INVESTMENT OBJECTIVES AND POLICIES OF THE
                                   PORTFOLIOS

GENERAL

The Prudential Series Fund, Inc. (the "Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its seventeen separate portfolios, each of which is for investment purposes, in effect a separate fund. Two portfolios, the Conservative Balanced Portfolio and the Flexible Managed Portfolio (the "Portfolios"), are available to PRUVIDER
Contract owners. The Fund Portfolios are managed by The Prudential Insurance Company of America ("Prudential"). See INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS, page 18.

Each of the Portfolios seeks to achieve a different investment objective. Accordingly, each Portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Fund's Portfolios that are available to PRUVIDER Contract owners can be found under the Portfolio's RISK/RETURN SUMMARY in the prospectus.

CONVERTIBLE SECURITIES


The Conservative Balanced and Flexible Managed Portfolios may invest in convertible securities. A convertible security is a debt security - for example, a bond or preferred stock - that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock are senior to a company's common stock but are usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the issuer's common stock but lower than the rate on the issuer's debt obligations. At the same time, they offer - through their conversion mechanism - the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.


WARRANTS

The Conservative Balanced and Flexible Managed Portfolios may invest in warrants on common stocks. A warrant is a right to buy a number of shares of stock at a specified price during a specified period of time. The risk associated with warrants is that the market price of the underlying stock will stay below the exercise price of the warrant during the exercise period. If this occurs, the warrant becomes worthless and the investor loses the money he or she paid for the warrant.

FOREIGN SECURITIES

The bond portions of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in U.S. currency denominated debt securities issued outside the U.S. by foreign or U.S. issuers. The Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or U.S. issuers.


American Depository Receipts ("ADRs") are not considered "foreign securities" for purposes of the percentage limitations set forth in the preceding paragraph. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company. ADRs represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in the over-the-counter (OTC) market. Investment in ADRs has certain advantages over direct investments in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as U.S. issuers.

Foreign securities (including ADRs) involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of an issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in U.S. currency, the risk of currency fluctuations. Foreign securities may be subject to greater movement in price than U.S. securities and under certain market conditions, may be less liquid than U.S securities. In addition, there may be less publicly available information about a foreign company than a U.S company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriations, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a Portfolio to obtain or enforce a judgment against the issuers of such securities.


If a security is denominated in a foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The Portfolios that may invest in foreign securities may enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by a Portfolio; and protecting the U.S. dollar value of such securities which are held by the Portfolio. A Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio=s securities or other assets denominated in that currency. In addition, the Portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts.

OPTIONS ON STOCK AND DEBT SECURITIES

OPTIONS ON STOCK

The Conservative Balanced and Flexible Managed Portfolios may purchase and "write" (that is, sell) put and call options on equity securities that are traded on securities exchanges, listed on the National Association of Securities Dealers Automated Quotations System (NASDAQ), or privately negotiated with broker-dealers (OTC equity options).


A call option is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option.


A put option is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium.

The Portfolios will write only "covered" options on stocks. A call option is covered if:

(1)  the Portfolio owns the security underlying the option;

(2)  the Portfolio has an absolute right to acquire the security immediately;

(3) the Portfolio has a call on the same security that underlies the option which has an exercise price equal to or less than the exercise price of the covered option (or, if the exercise price is greater, the Portfolio sets aside, in a segregated account, liquid assets that are equal to the difference).

A put option is covered if:

(1) the Portfolio sets aside, in a segregated account, liquid assets that are equal to or greater than the exercise price of the option;


(2) the Portfolio holds a put on the same security that underlies the option which has an exercise price equal to or greater than the exercise price of the covered option (or, if the exercise price is less, the Portfolio sets aside, in a segregated account, liquid assets that are equal to the difference).

The Conservative Balanced and Flexible Managed Portfolios can also purchase "protective puts" on equity securities. These are acquired to protect a Portfolio's security from a decline in market value. In a protective put, a Portfolio has the right to sell the underlying security at the exercise price, regardless of how much the underlying security may decline in value. In exchange for this right, the Portfolio pays the put seller a premium.


The Portfolios may use options for both hedging and investment purposes. Neither of the Portfolios intend to use more than 5% of its net assets to acquire call options on stocks. The Portfolios may purchase equity securities that have a put or call option provided by the issuer.

OPTIONS ON DEBT SECURITIES


The Conservative Balanced and Flexible Managed Portfolios may purchase and sell put and call options on debt securities, including U.S. government debt securities, that are traded on a U.S. securities exchange or privately negotiated with primary U.S. government securities dealers that are recognized by the Federal Reserve Bank of New York (OTC debt options). Neither of the Portfolios currently intend to invest more than 5% of its net assets at any one time in call options on debt securities.


Options on debt securities are similar to stock options (see above) except that the option holder has the right to acquire or sell a debt security rather than an equity security.

The Portfolios will write only covered options. Options on debt securities are covered in much the same way as options on equity securities. One exception is in the case of call options on U.S. Treasury Bills. With these options, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value that matches the option contract amount and a maturity date that is no later than the maturity date of the securities underlying the option.


The Portfolios may also write straddles - which are simply combinations of a call and a put written on the same security at the same strike price and maturity date. When a Portfolio writes a straddle, the same security is used to "cover" both the put and the call. If the price of the underlying security is below the strike price of the put, the Portfolio will set aside liquid assets as additional cover equal to the difference. A Portfolio will not use more than 5% of its net assets as cover for straddles.


The Portfolios may also purchase protective puts to try to protect the value of one of the securities it owns against a decline in market value, as well as putable and callable debt securities.

RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES

A Portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move opposite to the Portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate at all times to handle the trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the OTC option. While the Portfolios will seek to enter into OTC options only with dealers who agree to enter into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, a Portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Portfolios enter into OTC option transactions under the Board of Directors' general supervision.


OPTIONS ON STOCK INDEXES

STOCK INDEX OPTIONS

The Conservative Balanced and Flexible Managed Portfolios may purchase and sell put and call options on stock indexes that are traded on securities exchanges, listed on NASDAQ or that are privately-negotiated with broker-dealers (OTC options). Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index=s closing price and the option=s exercise price, expressed in dollars, by a specified "multiplier." Unlike stock options, stock index options are always settled in cash and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

A Portfolio will only sell or "write" covered options on stock indexes. A call option is covered if the Portfolio holds stocks at least equal to the value of the index times the multiplier times the number of contracts (the Option Value). When a Portfolio writes a call option on a broadly based stock market index, the Portfolio will set aside cash, cash equivalents or "qualified securities" (defined below). The value of the assets to be segregated cannot be less than 100% of the Option Value as of the time the option is written.


If a Portfolio has written an option on an industry or market segment index, it must set aside at least five "qualified securities," all of which are stocks of issuers in that market segment, with a market value at the time the option is written of not less than 100% of the Option Value. The qualified securities will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so set aside in the case of broadly based stock market index options or 25% of such amount in the case of options on a market segment index. If at the close of business on any day the market value of the qualified securities falls below 100% of the Option Value as of that date, the Portfolio will set aside an amount in liquid unencumbered assets equal in value to the difference. In addition, when a Portfolio writes a call on an index which is "in-the-money" at the time the option is written - that is, the index=s value is above the strike price the Portfolio will set aside liquid unencumbered assets equal to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount so set aside may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current Option Value. A "qualified security" is an equity security which is listed on a securities exchange or listed on NASDAQ against which the Portfolio has not written a stock call option and which has not been hedged by the Portfolio by the sale of stock index futures. However, the Portfolio will not be subject to the requirement described in this paragraph if it holds a call on the same index as the call written and the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account with its custodian.


A put index option is covered if: (1) the Portfolio sets aside in a segregated account liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account.

RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEXES


A Portfolio's purchase and sale of options on stock indexes has the same risks as stock options described in the previous section. In addition, the distinctive characteristics of options on indexes create special risks. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. It is the policy of the Portfolios to purchase or write options only on stock indexes which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on stock index options are subject to the existence of a liquid secondary market. A Portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.


There are certain additional risks associated with writing calls on stock indexes. Because exercises of index options are settled in cash, a call writer such as a Portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Portfolios will follow the "cover" procedures described above.


Price movements of a Portfolio's equity securities probably will not correlate precisely with movements in the level of the index. Therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities held by the Portfolio may not increase as much as the index. In that case, the Portfolio would bear a loss on the call which may not be completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call which is not offset by an increase in the value of its securities and might also experience a loss in its securities. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a Portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Portfolio has written a stock index call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, a Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options. For example, even if an index call which a Portfolio has written is "covered" by an index call held by the Portfolio with the same strike price, the Portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Portfolio exercises the call it holds or the time the Portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indexes. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON FOREIGN CURRENCIES

OPTIONS ON FOREIGN CURRENCY

The Conservative Balanced and Flexible Managed Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts and futures contracts on foreign currencies are employed (see below). Options on foreign currencies are similar to options on stocks, except that the option holder has the right to take or make delivery of a specified amount of foreign currency rather than stock.

A Portfolio may purchase and write options to hedge its securities denominated in foreign currencies. If the U.S. dollar increases in value relative to a foreign currency in which the Portfolio's securities are denominated, the value of those securities will decline as well. To hedge against a decline of a foreign currency a Portfolio may purchase put options on that foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, at least in part, the decline in the value of the Portfolio's holdings denominated in that foreign currency. Alternatively, a Portfolio may write a call option on a foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the Portfolio's securities denominated in that foreign currency would be offset in part by the premium the Portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in the foreign currency in which it is denominated, the Portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of adverse movements of the exchange rates. Alternatively, the Portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY

A Portfolio's successful use of currency exchange options on foreign currencies depends upon the portfolio manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. If the currency exchange rate does not change, the Portfolio's net income would be less than if the Portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between the movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risk. A Portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the Portfolio to close out an option depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

FUTURES AND OPTIONS ON FUTURES

The Conservative Balanced and Flexible Managed Portfolio may purchase and sell stock index futures contracts. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.


The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities or interest rate indexes, and purchase and sell futures contracts on foreign currencies.

When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day.

The Portfolios may purchase or sell futures contracts without limit for hedging purposes. This would be the case, for example, if a portfolio manager is using a futures contract to reduce the risk of a particular position on a security. The Portfolios can also purchase or sell futures contract for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the Portfolio's assets, taking into account unrealized profits or unrealized losses on any such futures. This would be the case if a portfolio manager uses futures for investment purposes, to increase income or to adjust the Portfolio's asset mix.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

There are several risks associated with a Portfolio's use of futures contracts. When used for investment purposes (that is, non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indexes, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in volatility, a Portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.

The hours of trading of futures contracts may not conform to the hours during which a Portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indexes, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Portfolio.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


The Conservative Balanced and Flexible Managed Portfolios may enter into foreign currency exchange contracts to protect the value of their foreign holdings against future changes in the level of currency exchange rates. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Portfolios will thereby be served.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.


It is impossible to forecast with absolute precision the market value of a particular security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.


If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


The Portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

INTEREST RATE SWAPS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.


Interest rate swaps, in their most basic form, involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest. For example, a Portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same B to increase or decrease a Portfolio's exposure to long or short-term interest rates. For example, a Portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the portfolio manager's prediction of interest rate movements is incorrect, the Portfolio's total return will be less than if the Portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Each Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

LOAN PARTICIPATIONS

The Conservative Balanced and Flexible Managed Portfolios may invest in fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions. The Portfolios will generally invest in loans in the form of "loan participations." In the typical loan participation, the Portfolio will have a contractual relationship with the lender but not the borrower. This means that the Portfolio will not have any right to enforce the borrower=s compliance with the terms of the loan and may not benefit directly from any collateral supporting the loan. As a result, the Portfolio will assume the credit risk of both the borrower and the lender. In the event of the lender=s insolvency, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

DESCRIPTION OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS


The fixed portions of the Conservative Balanced and Flexible Managed Portfolios may use up to 30% of their net assets for reverse repurchase agreements.


In a reverse repurchase transaction, a Portfolio sells one of its securities and agrees to repurchase the same security at a set price on a specified date. During the time the security is held by the other party, the Portfolio will often continue to receive principal and interest payments on the security. The terms of the reverse repurchase agreement reflect a rate of interest for use of the money received by the Portfolio and thus, is similar to borrowing.


Dollar rolls involve the sale by the Portfolio of one of its securities for delivery in the current month and a contract to repurchase substantially similar securities (for example, with the same coupon) from the other party on a specified date in the future at a specified amount. During the roll period, a Portfolio does not receive any principal or interest earned on the security. The Portfolio realizes a profit to the extent the current sale price is more than the price specified for the future purchase, plus any interest earned on the cash paid to the Portfolio on the initial sale.


A "covered roll" is a specific type of dollar roll where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.


A Portfolio participating in reverse repurchase or dollar roll transactions will set aside liquid assets in a segregated account, which equal in value the Portfolio's obligations under the reverse repurchase agreement or dollar roll, respectively.


RISKS OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Portfolio may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. If the other party in a reverse purchase or dollar roll transaction becomes insolvent, a Portfolio=s use of the proceeds of the agreement may be restricted pending a determination by a third party of whether to enforce the Portfolio=s obligation to repurchase.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Conservative Balanced and Flexible Managed Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. This means that the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater to such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

SHORT SALES

The Conservative Balanced and Flexible Managed Portfolios may enter into short sales. In a short sale, a Portfolio sells a security it does not own in anticipation of a decline in the market value of those securities. To complete the transaction, the Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security it borrowed by purchasing it at the market price at the time of replacement. The price at that time may be more or less than the price at which the Portfolio sold it. Until the security is replaced, the Portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a fee which would increase the cost of the security sold.

Until a Portfolio replaces a borrowed security used in a short sale, it will set aside liquid assets in a segregated account equal to the current market value of the security sold short or otherwise cover the short position. No more than 25% of any Portfolio=s net assets will be, when added together: (1) deposited as collateral for the obligation to replace securities borrowed in connection with short sales and (2) segregated in accounts in connection with short sales.


A Portfolio incurs a loss in a short sale if the price of the security increases between the date of the short sale and the date the Portfolio replaces the borrowed security. On the other hand, a Portfolio will realize gain if the security=s price decreases between the date of the short sale and the date the security is replaced.

LOANS OF PORTFOLIO SECURITIES

DESCRIPTION OF SECURITIES LOANS


The Portfolios may lend the securities they hold to broker-dealers, qualified banks and certain institutional investors. All securities loans will be made pursuant to a written agreement and continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal or greater than the market value of the loaned securities plus the accrued interest and dividends. While a security is loaned, the Portfolio will continue to receive the interest and dividends on the loaned security while also receiving a fee from the borrower or earning interest on the investment of the cash collateral. Upon termination of the loan, the borrower will return to the Portfolio a security identical to the loaned security. The Portfolio will not have the right to vote a security that is on loan, but would be able to terminate the loan and retain the right to vote if that were considered important with respect to the investment.


RISKS ASSOCIATED WITH LENDING SECURITIES

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In this event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage but the Portfolio would be an unsecured creditor with respect to any shortfall and might not be able to recover all or any of it.
However, this risk can be decreased by the careful selection of borrowers and securities to be lent.

Neither of the Portfolios will lend securities to entities affiliated with Prudential.

ILLIQUID SECURITIES

Each Portfolio may hold up to 15% of its net assets in illiquid securities. Securities are "illiquid" if they cannot be sold in the ordinary course of business within seven days at approximately the value at which the Portfolio has them valued. Repurchase agreements with a maturity of greater than seven days are considered illiquid.


The Portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. These securities will not be considered illiquid so long as it is determined by the investment adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; (if the security is unrated, the investment adviser must determine that the security is of equivalent quality); and (3) the investment adviser must consider the trading market for the specific security, taking into account all relevant factors. The investment adviser will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

                             INVESTMENT RESTRICTIONS


Set forth below are certain investment restrictions applicable to the Portfolios. Restrictions 1, 3, 5, and 8 through 11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be --- changed by the Board of Directors without shareholder approval.


Neither of the Portfolios available to PRUVIDER Contract owners will:

1. Buy or sell real estate and mortgages, although the Portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Portfolios may purchase and sell interest rate futures contracts and related options; and the Portfolios may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.

2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

4. Make short sales of securities or maintain a short position, except that the Portfolios may sell securities short up to 25% of their net assets and may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

5. Purchase securities on margin or otherwise borrow money or issue senior securities, except that the fixed income portions of the Portfolios may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the money market portion of any Portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Portfolios may purchase securities on a when-issued or a delayed delivery basis; and except that the Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any Portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the Portfolio=s total assets (including the amount owed as a results of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangement with respect to the writing of the following options by the Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin: options on debt securities, equity securities, stock indexes, foreign currencies. Collateral arrangements entered into by the Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

6. Enter into reverse repurchase agreements if, as a result, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the fixed income portions of the Portfolios may enter into reverse repurchase agreements and dollar rolls provided that the Portfolio's obligations with respect to those instruments do not exceed 30% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

7. Pledge or mortgage assets, except that no more than 10% of the value of any Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

8. Lend money, except that loans of up to 10% of the value of each Portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a Portfolio in accordance with its investment objectives and policies.

9. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Portfolio securities and with loans that a Portfolio may make pursuant to item 8 above.

10. Make an investment unless, when considering all its other investments, 75% of the value of a Portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a Portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a Portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a Portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

11. Purchase securities of a company in any industry if, as a result of the purchase, a Portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

12. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.


Consistent with item 5 above, the Fund has entered into a joint $1 billion revolving credit facility with other Prudential mutual funds to facilitate redemptions if necessary. This credit facility, which was entered into on March 13, 1999, is a syndicated arrangement with 12 different major banks.


The investments of the Portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each Portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a Portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the Portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the Portfolio.


Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the Portfolios.

Current federal income tax laws require that the assets of each Portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. See OTHER INFORMATION - FEDERAL INCOME TAXES in the prospectus. Prudential intends to maintain the assets of each Portfolio pursuant to those diversification requirements.


               INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS


INVESTMENT MANAGEMENT ARRANGEMENTS

Prudential is the investment adviser of the Fund. It is the largest insurance company in the United States. The Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Fund, be responsible for the management of the Fund, and provide investment advice and related services to each Portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates LLC ("Jennison") under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. More detailed information about Prudential and its role as investment adviser can be found in HOW THE PORTFOLIOS ARE MANAGED in the prospectus.


Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual Portfolio. For the Conservative Balanced Portfolio, the rate is 0.55%. For the Flexible Managed Portfolio, the rate is 0.60%.

The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Fund, other than investor services and any daily Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.


For the  years  ended  1998,  1997  and  1996,  Prudential  received  a total of
$26,224,569,   $25,757,735,   and  $23,052,572,   respectively,   in  investment
management fees for the Conservative Balanced Portfolio and $33,049,940, $31,740,440, and $27,247,674, respectively, for the Flexible Managed Portfolio.

Each Fund Portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Fund's general administrative expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular Portfolio. Expenses that will be allocated among all Fund
Portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, prospectuses and statements of additional information, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Fund. If the Fund is sued, litigation costs may be directly applicable to one or more Portfolio or allocated on the basis of the size of the respective Portfolios, depending upon the nature of the lawsuit.
The Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to a Portfolio the portion of the investment management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses of that Portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the Portfolio's average daily net assets.

The Investment Advisory Agreement with Prudential was most recently approved by the Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 28, 1998 with respect to all Portfolios. The Investment Advisory Agreement was most recently approved by the shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to the Portfolios. The Investment Advisory Agreement will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each Portfolio. The required shareholder approval of the Agreements shall be effective with respect to any Portfolio if a majority of the voting shares of that Portfolio vote to approve the Agreements, even if the Agreements are not approved by a majority of the voting shares of any other Portfolio or by a majority of the voting shares of the entire Fund. The Agreements provide that they may not be assigned by Prudential and that they may be terminated upon 60 days' notice by the Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreements upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Fund at their 1989 annual meeting with respect to the Portfolios. The Service Agreement between Prudential and PIC will continue in effect as to the Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.

Prudential also serves as the investment adviser to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment adviser, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment adviser have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.


Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.


DISTRIBUTION ARRANGEMENTS

Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Fund. PIMS is a limited liability corporation organized under Delaware law in 1996. PIMS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. PIMS= principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

The Fund has two classes. Class I shares are sold to separate accounts of Prudential and its affiliates. Class II shares are not available under the Contract described in this SAI.

                      OTHER INFORMATION CONCERNING THE FUND

INCORPORATION AND AUTHORIZED STOCK

The Fund was incorporated under Maryland law on November 15, 1982. As of the date of this SAI, the shares of capital stock are divided into thirty-four classes: Conservative Balanced Portfolio Capital Stock - Class I, Conservative

Balanced Portfolio Capital Stock - Class II, Diversified Bond Portfolio Capital Stock - Class I, Diversified Bond Portfolio Capital Stock - Class II, Diversified Conservative Growth Portfolio Capital Stock - Class I, Diversified Conservative Growth Portfolio Capital Stock - Class II, Equity Portfolio Capital Stock - Class I, Equity Portfolio Capital Stock - Class II, Equity Income Portfolio Capital Stock - Class I, Equity Income Portfolio Capital Stock - Class II, Flexible Managed Portfolio Capital Stock - Class I, Flexible Managed Portfolio Capital Stock - Class II, Global Portfolio Capital Stock - Class I, Global Portfolio Capital Stock - Class II, Government Income Portfolio Capital Stock - Class I, Government Income Portfolio Capital Stock - Class II, High Yield Bond Portfolio Capital Stock - Class I, High Yield Bond Portfolio Capital Stock - Class II, Money Market Portfolio Capital Stock - Class I, Money Market Portfolio Capital Stock - Class II, Natural Resources Portfolio Capital Stock - Class I, Natural Resources Portfolio Capital Stock - Class II, Prudential
Jennison Portfolio Capital Stock - Class I, Prudential Jennison Portfolio Capital Stock - Class II, Small Capitalization Stock Portfolio Capital Stock - Class I, Small Capitalization Stock Portfolio Capital Stock - Class II, Stock Index Portfolio Capital Stock - Class I, Stock Index Portfolio Capital Stock - Class II, 20/20 Focus Portfolio Capital Stock - Class I, 20/20 Focus Portfolio Capital Stock - Class II, Zero Coupon Bond 2000 Portfolio Capital Stock - Class I, Zero Coupon Bond 2000 Portfolio Capital Stock - Class II, Zero Coupon Bond 2005 Portfolio Capital Stock - Class I and Zero Coupon Bond 2005 Portfolio Capital Stock - Class II.

Each class of shares of each Portfolio represents an interest in the same assets of the Portfolio and is identical in all respects except that: (1) Class II shares are subject to distribution and administration fees whereas Class I shares are not; (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interest of one class differ from the interests of any class; and (3) each class is offered to a limited group of investors.


The shares of each class, when issued, will be fully paid and non-assessable, will have no conversion, or similar rights, and will be freely transferable. Each share of each class is equal as to earnings, assets and voting privileges. Class II bears the expenses related to the distribution of its shares. In the event of liquidation, each share of a Portfolio is entitled to its portion of all of the Portfolio=s assets after all debts and expenses of the Portfolio have been paid. Since Class II shares bear distribution and administration expenses, the liquidation proceeds to Class II shareholders are likely to be lower than to Class I shareholders, whose shares are not subject to any distribution or administration fees.


From time to time, Prudential has purchased shares of the Fund to provide initial capital and to enable the Portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Fund, which in turn, are generally voted in accordance with instructions from Contract owners.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential, as the Portfolio=s investment adviser, is responsible for decisions to buy and sell securities, options on securities and indexes, and futures and related options for the Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential (APSI@).

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with PSI in any transaction in which PSI acts as principal. Thus, it will not deal with PSI if execution involves PSI's acting as principal with respect to any part of the Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which PSI, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities of the Fund, Prudential's overriding objective is to obtain the best possible combination of price and execution. Prudential seeks to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that Prudential may consider in selecting a particular broker, dealer or futures commission merchant firms are: Prudential's knowledge of negotiated commission rates currently available and other transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; Prudential's knowledge of the financial stability of the firms; Prudential's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.

When Prudential selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research oriented computer-software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of Prudential's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account may be used in managing other accounts, and not all of these services may be used in connection with the Fund.


PSI may act as a securities broker or futures commission merchant for the Fund. In order for PSI to effect any transactions for the Portfolios, the commissions received by PSI must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow PSI to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to PSI are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, PSI may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation in a written contract executed by the Fund and PSI. Rule 11a2-2(T) provides that PSI must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by PSI from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with PSI are also subject to such fiduciary standards as may be imposed by applicable law.


For the years 1998, 1997, and 1996, the Conservative Balanced Portfolio paid $1,320,049, $3,338,897, and $2,192,303, respectively, in brokerage commissions and the Flexible Managed Portfolio paid $2,176,922, $6,544,428, and $5,760,972, respectively, in brokerage commissions. Of those amounts, for 1998, 1997, and 1996, the Conservative Balanced Portfolio paid $32,490, $256,752, and $120,976, respectively, to Prudential Securities Incorporated, and the Flexible Managed Portfolio paid $103,021, $428,008, and $582,317, respectively, to Prudential Securities Incorporated. For 1998, the percentage of commissions paid to Prudential Securities Incorporated was 2.46% for the Conservative Balanced Portfolio and 4.73% for the Flexible Managed Portfolio. For 1998, the percentage of the aggregate dollar amount of transactions effected through Prudential Securities Incorporated was 0.79% for the Conservative Balanced Portfolio and 1.53% for the Flexible Managed Portfolio.

TAXATION OF THE FUND

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Code of 1986, as amended (the "Code"). The Fund generally will not be subject to federal income tax to the extent it distributes to shareholders its net investment income and net capital gains in the manner required by the Code. There is a 4% excise tax on the undistributed income of a regulated investment company if that company fails to distribute the required percentage of its net investment income and net capital gains. The Fund intends to employ practices that will eliminate or minimize this excise tax.

Federal tax law requires that the assets underlying variable contracts, including the Fund, meet certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S.
will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable.

Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the return on those securities.

This is a general and brief summary of the tax laws and regulations applicable to the Fund. The law and regulations may change. You should consult a tax adviser for complete information and advice.


CUSTODIANS

Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by the Portfolios. IFTC is also the custodian of the assets held in connection with repurchase agreements entered into by the Portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these Portfolios. IFTC employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Fund's foreign assets held outside the United States.

EXPERTS


The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the prospectus for each of the three years ended December 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their report appearing herein. The Fund is relying on PricewaterhouseCoopers' report which is given on their authority as accounting and auditing experts. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.


LICENSES

As part of the Investment Advisory Agreement, Prudential has granted the Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Fund's investment adviser. Prudential may also terminate the license for any other reason upon 60 days' written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Fund of such notice, unless a majority of the outstanding voting securities of the Fund vote to continue the Agreement notwithstanding termination of the license.


The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to
Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index. The S&P 500 Index and the S&P SmallCap 600 Index are determined, composed and calculated by S&P without regard to the Fund, the Stock Index Portfolio or the Small Capitalization Stock Portfolio. S&P has no obligation to take the needs of the Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund shares.


S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index, the S&P SmallCap 600 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied as to the results to be obtained by the Fund, Contract owners, or any other person or entity from the use of the S&P 500 Index, the S&P SmallCap 600 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index, the S&P SmallCap 600 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits, even if notifies of the possibility of such damages.

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:


BONDS:

Aaa  --   Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  --    Bonds  which are rated  "Aa" are  judged to be of high  quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A    --   Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa  --   Bonds which are rated "Baa" are considered as medium grade obligations
          (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba   --   Bonds  which are rated "Ba" are judged to have  speculative  elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B    --   Bonds  which are  rated  "B"  generally  lack  characteristics  of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  --   Bonds which are rated "Caa" are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca   --   Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C    --   Bonds  which are rated "C" are the lowest  rated  class of bonds,  and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--   Leading market positions in well-established industries.

--   High rates of return of funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Ratings Services describes its grades of corporate debt securities and its "A" commercial paper as follows:

BONDS:

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

          Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER:

          Commercial paper rated A by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                    DIRECTORS AND OFFICERS OF PRUCO LIFE AND
                             MANAGEMENT OF THE FUND

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past five years, are shown below.
                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., CHAIRMAN AND DIRECTOR. -- Senior Vice President and Chief Actuary, Prudential Individual Insurance Group since 1997; 1995 to 1997:
President of Prudential Select; Prior to 1995: Chief Operating Officer of Prudential Select.

WILLIAM M. BETHKE, DIRECTOR. -- Chief Investment Officer since 1997; Prior to 1997: President, Prudential Capital Markets Group.

IRA J. KLEINMAN, DIRECTOR. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; Prior to 1995:
President, Prudential Select.

ESTHER H. MILNES, PRESIDENT AND DIRECTOR. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; Prior to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services.

I. EDWARD PRICE, VICE CHAIRMAN AND DIRECTOR. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, Prudential International Insurance.

KIYOFUMI SAKAGUCHI, DIRECTOR. -- President, Prudential International Insurance Group since 1995; Prior to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Co., Ltd.

                         OFFICERS WHO ARE NOT DIRECTORS

C. EDWARD CHAPLIN, TREASURER. -- Vice President and Treasurer of Prudential since 1995; Prior to 1995: Managing Director and Assistant Treasurer of Prudential.

JAMES C. DROZANOWSKI, SENIOR VICE PRESIDENT.-- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive  Officer of Chase  Manhattan Bank;  Prior to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, CHIEF LEGAL OFFICER AND SECRETARY.-- Chief Counsel, Variable Products, Law Department of Prudential since 1995; Prior to 1995: Associate General Counsel with Paine Webber.

FRANK P. MARINO, SENIOR VICE PRESIDENT. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

EDWARD A. MINOGUE, SENIOR VICE PRESIDENT. -- Vice President, Annuity Services, Prudential Investments since 1997; Prior to 1997: Director, Merrill Lynch.

HIROSHI NAKAJIMA, SENIOR VICE PRESIDENT. -- President & Chief Executive Officer, Pruco Life Insurance Company, Taiwan Branch since 1997; Prior to 1997: Senior Managing Director, Prudential Life Insurance Co., Ltd.

IMANTS SAKSONS, SENIOR VICE PRESIDENT. -- Vice President, Compliance, Prudential Individual Financial Services since 1998; Prior to 1998: Vice President, Market Conduct, U.S. Operations, Manulife Financial.

SHIRLEY H. SHAO, SENIOR VICE PRESIDENT AND CHIEF ACTUARY. -- Vice President and Associate Actuary, Prudential.

DENNIS G. SULLIVAN, VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER. -- Vice President and Deputy Controller, Prudential since 1998; 1997 to 1998, Vice President and Controller, ContiFinancial Corporation; Prior to 1997, Director, Saloman Brothers.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life directors and officers are elected annually.

                             MANAGEMENT OF THE FUND

The names of all directors and major officers of the Fund and the principal occupation of each during the last five years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street , Newark, New Jersey 07102-3777.

                             DIRECTORS OF THE FUND

E. MICHAEL CAULFIELD*, 52, DIRECTOR AND PRESIDENT-- Executive Vice President, Prudential Financial Management since 1998; 1995 to 1998: Chief Executive Officer of Prudential Investments; 1995: Chief Executive Officer, Prudential Preferred Financial Services; prior to 1995: President, Prudential Preferred Financial Services.

SAUL K. FENSTER, 66,  DIRECTOR--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King, Jr. Boulevard, Newark, New Jersey 07102.

W. SCOTT McDONALD, JR., 62, DIRECTOR--Vice President, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 75, DIRECTOR--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                         OFFICERS WHO ARE NOT DIRECTORS

CAREN A. CUNNINGHAM, Secretary--Assistant General Counsel of Prudential Investments Fund Management, LLC ("PIFM") Inc. since 1997; prior to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.

GRACE C. TORRES, TREASURER AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER--First Vice President of PIFM since 1996; prior to 1996: First Vice President of Prudential Securities Inc.

STEPHEN M. UNGERMAN, ASSISTANT TREASURER--Vice President and Tax Director of Prudential Investments since 1996; prior to 1996: First Vice President of Prudential Mutual Fund Management, Inc.

--------
* This member of the Board is an interested person of Prudential, its affiliates or the Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Fund. Mr. Caulfield, one of the four members of the Board, is an interested person of Prudential and the Fund, as that term is defined in the 1940 Act, because he is an officer and/or affiliated person of Prudential, the investment advisor to the Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

No director or officer of the Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Fund for services as one of its directors or officers. A single annual retainer fee of $35,000 is paid to each of the directors who is not an interested person of the Fund for services rendered to five different Prudential mutual funds, including this Fund. (The amount paid in respect of each fund is determined on the basis of the funds' relative average net assets.) The directors who are not interested persons of the Fund are also reimbursed for all expenses incurred in connection with attendance at meetings.

The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1998 and the aggregate compensation paid to such Directors for service on the Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1998. Below are listed all Directors who have served the Fund during its most recent fiscal year.

                               COMPENSATION TABLE

                                                                   PENSION OR
                                        AGGREGATE               RETIREMENT BENEFITS      ESTIMATED ANNUAL       TOTAL COMPENSATION
                                    COMPENSATION FROM           ACCRUED AS PART OF         BENEFITS UPON    RELATED TO FUNDS MANAGED
NAME AND POSITION                          FUND                   FUND EXPENSES              RETIREMENT          BY PRUDENTIAL (**)
-----------------                   -----------------           -------------------      ----------------   -----------------------

E. Michael Caulfield*                                                  --                        --
Saul K. Fenster                           $14,000                     None                       N/A             $27,200 (5/19)
W. Scott McDonald                         $14,400                     None                       N/A             $27,200 (5/19)
Joseph Weber                              $14,400                     None                       N/A             $27,200 (5/19)


* Directors who are "interested" do not receive compensation from Prudential (including the Fund).

** Indicates number of funds and portfolios(including the Fund) to which aggregate compensation relates.


As of April 1, 1999, the Directors and officers of the Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Fund capital stock.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $4,496,058,447)..........................  $4,762,474,785
    Cash.......................................         845,314
    Interest and dividends receivable..........      42,070,945
    Receivable for investments sold............         324,115
    Due from broker -- variation margin........          85,990
    Receivable for capital stock sold..........         263,037
                                                 --------------
      Total Assets.............................   4,806,064,186
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       6,472,779
    Payable for capital stock repurchased......       1,730,453
    Payable for investments purchased..........       1,518,060
    Accrued expenses...........................         383,124
                                                 --------------
      Total Liabilities........................      10,104,416
                                                 --------------
  NET ASSETS...................................  $4,795,959,770
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,181,043
      Paid-in capital, in excess of par........   4,507,920,747
                                                 --------------
                                                  4,511,101,790
    Accumulated net realized gains on
      investments..............................      15,961,929
    Net unrealized appreciation on
      investments..............................     268,896,051
                                                 --------------
    Net assets, December 31, 1998..............  $4,795,959,770
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 318,104,322 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        15.08
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $227,089 foreign
      withholding tax).........................  $    24,862,659
    Interest...................................      202,415,229
                                                 ---------------
                                                     227,277,888
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       26,224,569
    Shareholders' reports......................          335,000
    Accounting fees............................          270,000
    Custodian expense..........................          210,000
    Audit fees.................................           45,000
    Legal fees.................................            4,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           22,800
                                                 ---------------
      Total expenses...........................       27,114,369
    Less: Custodian fee credit.................          (37,735)
                                                 ---------------
      Net expenses.............................       27,076,634
                                                 ---------------
  NET INVESTMENT INCOME........................      200,201,254
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................      252,074,816
      Futures contracts........................       11,004,301
                                                 ---------------
                                                     263,079,117
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       62,217,963
      Futures contracts........................        4,254,938
                                                 ---------------
                                                      66,472,901
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      329,552,018
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   529,753,272
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    200,201,254     $   209,904,550
    Net realized gain on investments.......................................................        263,079,117         525,175,186
    Net change in unrealized appreciation (depreciation) on investments....................         66,472,901        (148,830,270)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        529,753,272         586,249,466
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (201,150,300)       (209,004,256)
    Distributions from net realized capital gains..........................................       (284,059,981)       (518,358,296)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (485,210,281)       (727,362,552)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,155,780 and 4,585,160 shares, respectively]......................         64,306,807          74,015,405
    Capital stock issued in reinvestment of dividends and distributions [32,017,520 and
     47,801,252 shares, respectively]......................................................        485,210,281         727,362,552
    Capital stock repurchased [(34,980,138) and (24,112,955) shares, respectively].........       (542,332,348)       (394,841,365)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................          7,184,740         406,536,592
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         51,727,731         265,423,506
  NET ASSETS:
    Beginning of year......................................................................      4,744,232,039       4,478,808,533
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  4,795,959,770     $ 4,744,232,039
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $       949,046
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $5,149,958,034)..........................  $5,386,550,009
    Cash.......................................           1,341
    Interest and dividends receivable..........      33,290,998
    Due from broker -- variation margin........         809,059
    Receivable for investments sold............         619,824
    Receivable for capital stock sold..........         232,095
                                                 --------------
      Total Assets.............................   5,421,503,326
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       7,882,895
    Payable for capital stock repurchased......       1,607,590
    Payable for investments purchased..........       1,595,867
    Accrued expenses...........................         435,586
                                                 --------------
      Total Liabilities........................      11,521,938
                                                 --------------
  NET ASSETS...................................  $5,409,981,388
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,267,182
      Paid-in capital, in excess of par........   5,110,844,004
                                                 --------------
                                                  5,114,111,186
    Undistributed net investment income........         170,556
    Accumulated net realized gains on
      investments..............................      43,985,733
    Net unrealized appreciation on
      investments..............................     251,713,913
                                                 --------------
    Net assets, December 31, 1998..............  $5,409,981,388
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 326,718,180 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        16.56
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $614,599 foreign
      withholding tax).........................  $    41,517,034
    Interest...................................      170,024,349
                                                 ---------------
                                                     211,541,383
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       33,049,940
    Shareholders' reports......................          415,000
    Accounting fees............................          242,000
    Custodian expense..........................          234,000
    Audit fees and expenses....................           57,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           26,800
                                                 ---------------
      Total expenses...........................       34,027,740
    Less: custodian fee credit.................          (74,445)
                                                 ---------------
      Net expenses.............................       33,953,295
                                                 ---------------
  NET INVESTMENT INCOME........................      177,588,088
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................      471,749,472
      Futures contracts........................       42,134,442
                                                 ---------------
                                                     513,883,914
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (183,829,519)
      Futures contracts........................       16,684,360
                                                 ---------------
                                                    (167,145,159)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      346,738,755
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   524,326,843
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    177,588,088     $   160,063,955
    Net realized gain on investments.......................................................        513,883,914         867,691,914
    Net change in unrealized appreciation on investments...................................       (167,145,159)       (163,603,096)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        524,326,843         864,152,773
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (178,186,396)       (159,343,911)
    Distributions from net realized capital gains..........................................       (552,345,875)       (823,214,223)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (730,532,271)       (982,558,134)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,188,120 and 4,859,580 shares, respectively]......................         74,668,669          92,765,042
    Capital stock issued in reinvestment of dividends and distributions [43,615,212 and
     56,453,647 shares, respectively]......................................................        730,532,271         982,558,134
    Capital stock repurchased [(38,796,213) and (18,791,325) shares, respectively].........       (679,156,218)       (363,698,408)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        126,044,722         711,624,768
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        (80,160,706)        593,219,407
  NET ASSETS:
    Beginning of year......................................................................      5,490,142,094       4,896,922,687
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  5,409,981,388     $ 5,490,142,094
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $        170,556     $       768,864
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A2

                        CONSERVATIVE BALANCED PORTFOLIO
December 31, 1998

LONG-TERM INVESTMENTS -- 94.3%

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS -- 54.9%                                      (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
AEROSPACE -- 1.3%
  Raytheon Co.,
    5.95%, 03/15/01...............................      Baa1      $  16,400  $   16,543,992
    6.00%, 12/15/10...............................      Baa1         20,000      20,000,000
    6.40%, 12/15/18...............................      Baa1         25,000      24,812,500
                                                                             --------------
                                                                                 61,356,492
                                                                             --------------
AIRLINES -- 3.3%
  Continental Airlines, Inc.,
    8.00%, 12/15/05...............................      Ba2           5,000       4,940,500
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      25,019,000
    10.375%, 02/01/11.............................      Ba1          37,905      48,392,555
  United Airlines, Inc.,
    10.67%, 05/01/04..............................      Baa3         46,865      55,450,668
    11.21%, 05/01/14..............................      Baa3         18,433      24,206,216
                                                                             --------------
                                                                                158,008,939
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.7%
  California Infrastructure,
    6.14%, 03/25/02...............................      Aaa           5,500       5,517,930
    6.17%, 03/25/03...............................      Aaa           6,000       6,073,560
    6.28%, 09/25/05...............................      Aaa           7,000       7,167,160
  Standard Credit Card Master Trust,
    5.95%, 10/07/04...............................      Aaa           4,650       4,718,262
  Team Financing Corp.,
    7.35%, 05/15/03...............................      Aa2          11,000      11,304,219
                                                                             --------------
                                                                                 34,781,131
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 3.3%
  Bank of Nova Scotia,
    6.50%, 07/15/07...............................       A1           7,200       7,250,256
  Bayerische Landesbank Girozentrale,
    5.875%, 12/01/08..............................      Aaa          22,000      22,492,800
  Capital One Bank,
    6.97%, 02/04/02...............................      Baa3         25,000      25,007,250
    7.08%, 10/30/01...............................      Baa3         35,100      35,295,507
    7.35%, 06/20/00...............................      Baa3          8,100       8,162,208
    8.125%, 03/01/00..............................      Baa3         13,150      13,341,069
  Citigroup,
    6.375%, 11/15/08..............................       A1          17,500      18,094,475
  Kansallis-Osake-Pankki, (Finland),
    8.65%, 01/01/49...............................      Baa1         10,000      10,147,200
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1          14,000      14,280,000
  Okobank, (Finland),
    6.75%, 09/27/49...............................       A3           6,250       6,243,750
                                                                             --------------
                                                                                160,314,515
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.3%
  Cable & Wire Communications, Inc.,
    6.75%, 12/01/08...............................      Baa1         17,000      17,329,800
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Ba2           5,545       5,881,914

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CABLE & PAY TELEVISION SYSTEMS (CONT'D.)
  Tele-Communications, Inc.,
    6.34%, 02/01/02...............................      Ba1       $  12,000  $   12,291,000
    7.375%, 02/15/00..............................      Ba1          40,700      41,585,225
    8.25%, 01/15/03...............................      Baa3          2,000       2,194,800
    9.25%, 04/15/02...............................      Baa3          9,500      10,563,525
    9.875%, 06/15/22..............................      Baa3         12,900      18,288,975
                                                                             --------------
                                                                                108,135,239
                                                                             --------------
COMMERCIAL SERVICES -- 0.8%
  Cendant Corp.,
    7.75%, 12/01/03...............................      Baa1         39,000      39,416,130
                                                                             --------------
COMPUTERS SOFTWARE & SERVICES -- 0.6%
  Computer Associates International, Inc.,
    6.375%, 04/15/05..............................      Baa1         14,300      14,151,852
  Qwest Comm,
    7.25%, 11/01/08...............................      Ba1           8,000       8,180,000
  Worldcom Inc,
    6.125%, 08/15/01..............................      Baa2          6,700       6,807,066
                                                                             --------------
                                                                                 29,138,918
                                                                             --------------
CONSULTING -- 2.6%
  Comdisco Inc., M.T.N.,
    5.94%, 04/13/00...............................      Baa1         12,500      12,468,750
    6.32%, 11/27/00...............................      Baa1         37,750      37,925,915
    6.375%, 11/30/01..............................      Baa1         21,500      21,593,095
    6.65%, 11/13/01...............................      Baa1         50,000      50,385,000
                                                                             --------------
                                                                                122,372,760
                                                                             --------------
CONSUMER SERVICES -- 0.3%
  Loewen Group, Inc.,
    7.20%, 06/01/03...............................      Ba3          10,000       8,400,000
    7.60%, 06/01/08...............................      Ba3           3,400       2,686,000
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,588,375
                                                                             --------------
                                                                                 13,674,375
                                                                             --------------
CONTAINERS -- 0.6%
  Owens-Illinois, Inc.,
    7.15%, 05/15/05...............................      Ba1          30,000      30,066,300
    7.50%, 05/15/10...............................      Ba1             800         815,216
                                                                             --------------
                                                                                 30,881,516
                                                                             --------------
DRUGS & MEDICAL SUPPLIES -- 0.5%
  Mallinckrodt, Inc.,
    6.30%, 03/15/11(a)............................      Baa2         16,780      16,520,958
  Merck & Co Inc.,
    5.95%, 12/01/28...............................      Aaa          10,000       9,982,500
                                                                             --------------
                                                                                 26,503,458
                                                                             --------------
ELECTRICAL -- 0.3%
  Enersis Sa,
    6.90%, 12/01/06...............................      Baa1         10,000       9,182,000
    7.40%, 12/01/16...............................      Baa1          6,400       5,267,200
                                                                             --------------
                                                                                 14,449,200
                                                                             --------------
FINANCIAL SERVICES -- 13.2%
  Advanta Corp., M.T.N.,
    7.50%, 08/28/00...............................      Ba2          35,000      32,866,400
  Arkwright Corp.,
    9.625%, 08/15/26..............................      Baa3          8,000       9,568,800
  Associates Corp.,
    6.25%, 11/01/08...............................      Aa3          21,000      21,745,920
    6.95%, 11/01/18...............................      Aa3          24,000      25,573,920

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B1

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FINANCIAL SERVICES (CONT'D.)
  AT&T Capital Corp, M.T.N.,
    6.25%, 05/15/01...............................      Baa3      $  35,500  $   35,016,845
    7.50%, 11/15/00...............................      Baa3         47,000      47,575,280
  BCH Financial Services
    5.72%, 04/28/05...............................       A3          10,000       9,933,200
  Bear Stearns & Co,
    6.50%, 07/05/00...............................       A2          20,000      20,203,400
  Conseco Inc.,
    6.80%, 06/15/05...............................      Baa3         13,000      11,801,400
    8.70%, 11/15/26...............................      Ba2          29,813      27,237,594
    8.796%, 04/01/27..............................      Ba2           7,500       6,857,250
  ContiFinancial Corp.,
    7.50%, 03/15/02...............................      Ba1          31,300      21,910,000
    8.375%, 08/15/03..............................      Ba1          16,085      11,259,500
  Donaldson Lufkin, & Jenrette Inc.,
    5.625%, 02/15/16..............................      Baa1          5,480       5,415,117
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         11,200      11,226,992
    6.95%, 03/01/04...............................      Baa2         17,500      17,663,100
    7.00%, 06/15/00...............................      Baa3         23,000      23,098,210
    7.50%, 06/15/03...............................      Baa3          5,000       5,158,900
  First Industrial, L.P.,
    6.50%, 04/05/11...............................      Baa2          9,000       8,864,730
  General Motors Acceptance Corp., M.T.N.,
    5.95%, 04/20/01...............................       A2          30,300      30,542,400
  Household Finance Corp.,
    6.50%, 11/15/08...............................       A2          72,000      74,520,000
  Lehman Brothers Holdings, Inc.,
    6.33%, 08/01/00...............................      Baa1         17,200      17,317,476
    6.40%, 08/30/00...............................      Baa1         21,700      21,705,425
  MCN Investment Corp.,
    6.30%, 04/02/11...............................      Baa2          8,250       8,194,725
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,
    6.875%, 11/15/18..............................      Aa3          16,900      17,519,385
  Morgan Stanley Dean Witter & Co., M.T.N.,
    5.89%, 03/20/00...............................       A1          20,000      20,140,800
    6.09%, 03/09/11...............................       A1          21,000      21,280,350
  PaineWebber Group, Inc.,
    7.015%, 02/10/04..............................      Baa1          6,000       6,288,840
    7.625%, 10/15/08..............................      Baa1          5,000       5,387,250
  PT Alatief Freeport Financial Co., Sr. Notes,
    (Netherlands),
    9.75%, 04/15/01 (b)/(c).......................      Ba2           8,950       6,444,000
  Salomon, Inc.,
    6.59%, 02/21/01...............................      Baa1          9,750       9,937,200
    6.75%, 02/15/03...............................      Baa1          5,000       5,137,450
    7.25%, 05/01/01...............................      Baa1          8,625       8,933,430
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          26,319      26,369,655
                                                                             --------------
                                                                                632,694,944
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------

FOREST PRODUCTS -- 0.4%
  Fort James Corp.,
    6.234%, 03/15/11..............................      Baa3      $  17,500  $   17,664,675
                                                                             --------------
INDUSTRIAL -- 2.5%
  Compania Sud Americana de Vapores, S.A.,
    (Chile),
    7.375%, 12/08/03..............................      Baa           7,600       6,821,000
  Scotia Pacific Co.,
    7.11%, 01/20/14...............................       A3           7,900       7,518,904
    7.71%, 01/20/14...............................      Baa2         23,800      21,321,944
  Security Capital Group,
    6.95%, 06/15/05...............................      Baa1          4,500       4,297,500
  U.S. Filter Corp.,
    6.375%, 05/15/01..............................      Ba1          60,090      59,445,835
    6.50%, 05/15/03...............................      Ba1          20,000      19,481,800
                                                                             --------------
                                                                                118,886,983
                                                                             --------------
LODGING -- 0.9%
  ITT Corp.,
    6.25%, 11/15/00...............................      Ba1          23,703      22,867,232
    6.75%, 11/15/03...............................      Baa2         21,500      19,797,845
                                                                             --------------
                                                                                 42,665,077
                                                                             --------------
MEDIA -- 1.1%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           6,425       6,704,680
  Time Warner, Inc.,
    6.10%, 12/30/01...............................      Ba1          27,650      27,926,500
    8.11%, 08/15/06...............................      Ba1           1,500       1,710,075
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2          13,775      14,943,533
                                                                             --------------
                                                                                 51,284,788
                                                                             --------------
MISCELLANEOUS -- 0.1%
  Tokai Pfd Capital,
    9.98%, 12/29/49...............................       A3           4,700       3,948,000
                                                                             --------------
OIL & GAS -- 0.3%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,139,880
  Petro Canada,
    7.00%, 11/15/28...............................       A3          10,000       9,861,200
                                                                             --------------
                                                                                 14,001,080
                                                                             --------------
OIL & GAS SERVICES -- 3.7%
  KN Energy, Inc.,
    6.30%, 03/01/21...............................      Baa2         27,550      27,627,416
    6.45%, 11/30/01...............................      Baa2         18,000      18,009,000
  R&B Falcon Corp.
    6.50%, 04/15/03...............................      Ba1          44,350      40,283,992
    6.75%, 04/15/05...............................      Ba1          28,750      24,725,000
  Seagull Energy Co.,
    7.50%, 09/15/27...............................      Ba1           8,000       7,165,360
  Williams Companies, Inc.,
    5.95%, 02/15/10...............................      Baa2         59,000      59,064,900
                                                                             --------------
                                                                                176,875,668
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 3.5%
  Camden Prop Trst,
    7.23%, 10/30/00...............................      Baa2         22,000      22,052,800
  Colonial Realty,
    7.00%, 07/14/07...............................      Baa3          4,250       4,075,368

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B2

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REAL ESTATE INVESTMENT TRUST (CONT'D.)
  EOP Operating, L.P.,
    6.50%, 06/15/04...............................      Baa1      $   6,000  $    5,900,400
    6.625%, 02/15/05..............................      Baa          17,938      17,583,366
  Equity Residential,
    6.15%, 09/15/00...............................       A3          45,000      44,703,000
  ERP Operating, L.P.,
    6.63%, 04/13/15...............................       A3          22,400      22,103,424
  Felcor Suite Hotels, Inc.,
    7.625%, 10/01/07..............................      Ba1           8,000       7,620,000
  Gables Realty Trust,
    6.80%, 03/15/05...............................      Baa2          7,500       7,157,175
  Simon Debartolo Group, Inc.,
    6.75%, 06/15/05...............................      Baa1         17,500      16,969,750
    6.75%, 07/15/04...............................      Baa1          8,000       7,897,520
    6.875%, 10/27/05..............................      Baa1         14,858      14,539,296
                                                                             --------------
                                                                                170,602,099
                                                                             --------------
RETAIL -- 4.3%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1          41,030      44,227,468
    8.50%, 06/15/03...............................      Ba1          32,400      35,736,552
  Fred Meyer, Inc.,
    7.15%, 03/01/03...............................      Ba2          12,400      12,900,712
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           5,000       5,128,000
  Safeway Stores Inc.,
    5.75%, 11/15/00...............................      Baa2          6,000       6,012,000
    6.05%, 11/15/03...............................      Baa2         12,000      12,082,320
  Saks Inc.,
    7.25%, 12/01/04...............................      Baa3         20,900      20,974,195
    7.50%, 12/01/10...............................      Baa3         22,500      22,498,425
    8.25%, 11/15/08...............................      Baa3         30,900      32,754,000
  Sears Roebuk & Co.,
    6.50%, 12/01/28...............................       A2          16,000      15,704,480
                                                                             --------------
                                                                                208,018,152
                                                                             --------------
TECHNOLOGY -- 0.7%
  Time Warner Inc,
    6.625%, 05/15/29..............................      Baa3         33,000      33,576,180
                                                                             --------------
TELECOMMUNICATIONS -- 2.0%
  360 Communication Co.,
    7.125%, 03/01/03..............................      Ba2          22,550      23,863,538
    7.60%, 04/01/09...............................      Ba1           7,000       7,932,750
  Sprint Cap Corp.,
    5.70%, 11/15/03...............................      Baa1         11,000      11,039,270
    6.125%, 11/15/08..............................      Baa1         25,000      25,545,750
    6.875%, 11/15/28..............................      Baa1         24,500      25,462,850
                                                                             --------------
                                                                                 93,844,158
                                                                             --------------
TOBACCO -- 1.3%
  Philip Morris Cos., Inc.,
    6.15%, 03/15/10...............................       A2          40,000      40,332,000
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          6,900       6,962,584
    9.25%, 08/15/13...............................      Baa3         13,571      13,953,159
                                                                             --------------
                                                                                 61,247,743
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
UTILITIES -- 0.5%
  Commonwealth Edison Co.,
    7.375%, 01/15/04..............................      Baa3      $  14,000  $   14,930,300
  Niagara Mohawk Power,
    7.375%, 08/01/03..............................      Ba2          10,000      10,569,100
                                                                             --------------
                                                                                 25,499,400
                                                                             --------------
WASTE MANAGEMENT -- 0.2%
  USA Waste Service,
    6.125%, 07/15/01..............................      Baa3         10,000      10,062,000
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.6%
  United States Treasury Bond,
    8.00%, 11/15/21...............................                   55,300      73,937,759
  United States Treasury Notes,
    4.75%, 11/15/08...............................                    8,600       8,667,166
    5.50%, 08/15/28...............................                   36,075      37,760,424
    5.75%, 08/15/03...............................                    3,900       4,072,458
    5.875%, 11/15/05..............................                    2,200       2,346,784
    6.375%, 08/15/27..............................                   27,000      31,032,990
    7.50%, 02/15/05...............................                      900       1,030,500
    7.875%, 11/15/04..............................                    3,000       3,475,770
  United States Treasury Strip,
    6.50%, 05/15/05...............................                   10,150      11,123,791
                                                                             --------------
                                                                                173,447,642
                                                                             --------------
TOTAL LONG-TERM BONDS
  (COST $2,694,909,653)....................................................   2,633,351,262
                                                                             --------------

COMMON STOCKS -- 38.7%                                           SHARES
                                                              -------------
AEROSPACE -- 0.6%
  Aeroquip-Vickers, Inc.....................................          4,400         131,725
  AlliedSignal, Inc.........................................         88,300       3,912,794
  Boeing Co.................................................        156,500       5,105,812
  GenCorp, Inc..............................................         98,400       2,453,850
  General Dynamics Corp.....................................         19,700       1,154,912
  Goodrich (B.F.) Co........................................         11,300         405,387
  Litton Industries, Inc.(b)................................         77,600       5,063,400
  Lockheed Martin Corp......................................         30,400       2,576,400
  Northrop Grumman Corp.....................................         10,500         767,812
  Parker-Hannifin Corp......................................         60,625       1,985,469
  Raytheon Co. (Class "B" Stock)............................         52,900       2,816,925
  United Technologies Corp..................................         36,500       3,969,375
                                                                             --------------
                                                                                 30,343,861
                                                                             --------------
AIRLINES -- 0.4%
  AMR Corp.(b)..............................................        183,600      10,901,250
  Delta Air Lines, Inc......................................         23,400       1,216,800
  Southwest Airlines Co.....................................         51,900       1,164,506
  US Airways Group, Inc.(b).................................        128,200       6,666,400
                                                                             --------------
                                                                                 19,948,956
                                                                             --------------
APPAREL -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock)(b)..............         84,100       1,161,631
  Nike, Inc. (Class "B" Stock)..............................         45,500       1,845,594
  Phillips-Van Heusen Corp..................................         94,700         680,656
  Reebok International Ltd..................................          8,800         130,900
                                                                             --------------
                                                                                  3,818,781
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B3

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
AUTOS - CARS & TRUCKS -- 1.0%
  Cummins Engine Co., Inc...................................          6,000  $      213,000
  DaimlerChrysler AG........................................         80,071       7,691,820
  Dana Corp.................................................         25,600       1,046,400
  Ford Motor Co.............................................        281,900      16,544,006
  General Motors Corp.......................................        213,000      15,242,813
  Genuine Parts Co..........................................         28,000         936,250
  Johnson Controls, Inc.....................................         13,200         778,800
  MascoTech, Inc............................................         94,400       1,616,600
  Midas, Inc................................................         22,100         687,862
  Navistar International Corp.(b)...........................         11,300         322,050
  PACCAR, Inc...............................................         12,200         501,725
  Titan International, Inc..................................        101,250         961,875
  TRW, Inc..................................................         19,300       1,084,419
                                                                             --------------
                                                                                 47,627,620
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 2.2%
  Banc One Corp.............................................        183,772       9,383,858
  Bank of New York Co., Inc.................................        118,000       4,749,500
  BankAmerica Corp..........................................        271,761      16,339,630
  BankBoston Corp...........................................         45,600       1,775,550
  Bankers Trust Corp........................................         15,300       1,307,194
  BB&T Corp.................................................         44,600       1,797,937
  Chase Manhattan Corp......................................        133,600       9,093,150
  Comerica, Inc.............................................         24,700       1,684,231
  First Union Corp..........................................        151,500       9,213,094
  Fleet Financial Group, Inc................................         87,000       3,887,812
  Golden West Financial Corp................................          8,900         816,019
  Huntington Bancshares, Inc................................         33,000         992,062
  KeyCorp...................................................         68,800       2,201,600
  Mellon Bank Corp..........................................         39,900       2,743,125
  Mercantile Bancorporation, Inc............................         22,700       1,047,037
  Morgan (J.P.) & Co., Inc..................................         27,800       2,920,737
  National City Corp........................................         51,400       3,726,500
  Northern Trust Corp.......................................         17,500       1,527,969
  PNC Bank Corp.............................................         47,800       2,587,175
  Providian Financial Corp..................................         22,350       1,676,250
  Regions Financial Corp....................................         30,000       1,209,375
  Republic New York Corp....................................         17,100         779,119
  Summit Bancorp............................................         27,600       1,205,775
  Suntrust Banks, Inc.......................................         33,000       2,524,500
  Synovus Financial Corp....................................         41,150       1,003,031
  U.S. Bancorp..............................................        115,300       4,093,150
  Union Planters Corp.......................................         17,000         770,312
  Wachovia Corp.............................................         32,300       2,824,231
  Wells Fargo & Co..........................................        251,300      10,036,294
                                                                             --------------
                                                                                103,916,217
                                                                             --------------
BUSINESS SERVICES -- 0.1%
  Equifax, Inc..............................................         23,500         803,406
  Omnicom Group, Inc........................................         25,400       1,473,200
                                                                             --------------
                                                                                  2,276,606
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
CHEMICALS -- 0.7%
  Air Products & Chemicals, Inc.............................         36,900  $    1,476,000
  Dow Chemical Co...........................................         35,500       3,228,281
  Du Pont (E.I.) de Nemours & Co............................        177,200       9,402,675
  Eastman Chemical Co.......................................         12,300         550,425
  Engelhard Corp............................................         22,600         440,700
  Ferro Corp................................................        134,900       3,507,400
  FMC Corp.(b)..............................................          5,400         302,400
  Grace (W.R.) & Co.........................................         11,600         181,975
  Great Lakes Chemical Corp.................................          9,400         376,000
  Hercules, Inc.............................................         15,100         413,362
  Millennium Chemicals, Inc.(b).............................        146,527       2,912,224
  Monsanto Co...............................................         92,900       4,412,750
  Morton International, Inc.................................         20,400         499,800
  Nalco Chemical Co.........................................         10,400         322,400
  OM Group, Inc.............................................         63,300       2,310,450
  Praxair, Inc..............................................         24,700         870,675
  Raychem Corp..............................................         13,300         429,756
  Rohm & Haas Co............................................         28,800         867,600
  Sigma-Aldrich Corp........................................         15,700         461,187
  Union Carbide Corp........................................         19,300         820,250
                                                                             --------------
                                                                                 33,786,310
                                                                             --------------
COMMERCIAL SERVICES -- 0.1%
  Cendant Corp.(b)..........................................        129,900       2,476,219
  Deluxe Corp...............................................         12,700         464,344
  Moore Corp. Ltd...........................................         13,900         152,900
                                                                             --------------
                                                                                  3,093,463
                                                                             --------------
COMPUTER SERVICES -- 2.4%
  3Com Corp.(b).............................................         55,500       2,487,094
  Adobe Systems, Inc........................................         10,800         504,900
  America Online, Inc.(b)...................................         10,500       1,680,000
  Autodesk, Inc.............................................          7,300         311,619
  Automatic Data Processing, Inc............................         46,800       3,752,775
  BMC Software, Inc.(b).....................................         31,000       1,381,437
  Cabletron Systems, Inc.(b)................................         24,800         207,700
  Ceridian Corp.(b).........................................         11,300         788,881
  Cisco Systems, Inc.(b)....................................        241,100      22,377,094
  Computer Associates International, Inc....................         85,500       3,644,437
  Computer Sciences Corp.(b)................................         24,400       1,572,275
  Electronic Data Systems Corp..............................         76,000       3,819,000
  EMC Corp.(b)..............................................         77,700       6,604,500
  First Data Corp...........................................         67,000       2,123,062
  Microsoft Corp.(b)........................................        383,300      53,158,919
  Novell, Inc.(b)...........................................         55,000         996,875
  Oracle Corp.(b)...........................................        154,100       6,645,562
  Parametric Technology Corp.(b)............................         40,200         658,275
  Peoplesoft, Inc...........................................         30,000         568,125
  Silicon Graphics, Inc.(b).................................         29,400         378,525
  Unisys Corp...............................................         39,100       1,346,506
                                                                             --------------
                                                                                115,007,561
                                                                             --------------
COMPUTERS -- 1.5%
  Apple Computer, Inc.(b)...................................         20,800         851,500
  Compaq Computer Corp......................................        258,789      10,852,964
  Data General Corp.(b).....................................          7,600         124,925
  Dell Computer Corp.(b)....................................        196,300      14,366,706
  Gateway 2000, Inc.(b).....................................         24,300       1,243,856
  Hewlett-Packard Co........................................        162,900      11,128,106
  International Business Machines Corp......................        144,700      26,733,325
  Seagate Technology, Inc.(b)...............................         37,900       1,146,475
  Sun Microsystems, Inc.(b).................................         59,100       5,060,437
                                                                             --------------
                                                                                 71,508,294
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B4

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
CONSTRUCTION -- 0.2%
  Centex Corp...............................................          9,300  $      419,081
  Fluor Corp................................................         13,100         557,569
  Foster Wheeler Corp.......................................          6,400          84,400
  Oakwood Homes Corp........................................        139,300       2,115,619
  Pulte Corp................................................          6,600         183,562
  Standard Pacific Corp.....................................        154,000       2,175,250
  Webb (Del E.) Corp........................................        140,300       3,867,019
                                                                             --------------
                                                                                  9,402,500
                                                                             --------------
CONTAINERS -- 0.1%
  Ball Corp.................................................          4,700         215,025
  Bemis Co., Inc............................................          8,300         314,881
  Crown Cork & Seal Co., Inc................................         20,100         619,331
  Owens-Illinois, Inc.(b)...................................         81,500       2,495,937
  Sealed Air Corp...........................................         12,900         658,706
                                                                             --------------
                                                                                  4,303,880
                                                                             --------------
COSMETICS & SOAPS -- 0.7%
  Alberto Culver Co. (Class "B" Stock)......................          8,900         237,519
  Avon Products, Inc........................................         41,400       1,831,950
  Colgate-Palmolive Co......................................         46,300       4,300,112
  Gillette Co...............................................        175,400       8,474,012
  International Flavors & Fragrances, Inc...................         17,100         755,606
  Procter & Gamble Co.......................................        210,200      19,193,887
                                                                             --------------
                                                                                 34,793,086
                                                                             --------------
DIVERSIFIED CONSUMER PRODUCTS -- 0.1%
  Eastman Kodak Co..........................................         86,800       6,249,600
                                                                             --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Avery Dennison Corp.......................................         17,300         779,581
  Pitney Bowes, Inc.........................................         42,800       2,827,475
  Xerox Corp................................................         51,000       6,018,000
                                                                             --------------
                                                                                  9,625,056
                                                                             --------------
DIVERSIFIED OPERATIONS -- 1.1%
  Fortune Brands, Inc.......................................         26,900         850,712
  General Electric Capital Corp.............................        504,700      51,510,944
                                                                             --------------
                                                                                 52,361,656
                                                                             --------------
DRUGS AND MEDICAL SUPPLIES -- 3.8%
  Abbott Laboratories.......................................        239,600      11,740,400
  Allergan, Inc.............................................         10,200         660,450
  ALZA Corp.(b).............................................         13,400         700,150
  American Home Products Corp...............................        203,500      11,459,594
  Amgen, Inc.(b)............................................         41,200       4,307,975
  Bard (C.R.), Inc..........................................          8,900         440,550
  Bausch & Lomb, Inc........................................          8,700         522,000
  Baxter International, Inc.................................         43,900       2,823,319
  Becton, Dickinson & Co....................................         38,200       1,630,662
  Biomet, Inc...............................................         17,500         704,375
  Boston Scientific Corp.(b)................................         61,000       1,635,562
  Bristol-Myers Squibb Co...................................        154,300      20,647,269
  Cardinal Health, Inc......................................         29,700       2,253,487
  Guidant Corp..............................................         23,600       2,601,900
  Johnson & Johnson.........................................        210,600      17,664,075
  Lilly (Eli) & Co..........................................        171,700      15,259,837
  Mallinckrodt, Inc.........................................         11,400         351,262
  Medtronic, Inc............................................         73,400       5,449,950
  Merck & Co., Inc..........................................        184,800      27,292,650
  Pfizer, Inc.,.............................................        204,200      25,614,337
  Pharmacia & Upjohn, Inc...................................         79,500       4,501,687
  Schering-Plough Corp......................................        229,400      12,674,350
  St. Jude Medical, Inc.(b).................................         14,400         398,700
  Warner-Lambert Co.........................................        127,900       9,616,481
                                                                             --------------
                                                                                180,951,022
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
ELECTRONICS -- 1.3%
  Advanced Micro Devices, Inc.(b)...........................         22,200  $      642,412
  AMP Inc...................................................         34,500       1,796,156
  Applied Materials, Inc.(b)................................         57,300       2,445,994
  Belden, Inc...............................................         67,100       1,421,681
  EG&G, Inc.................................................          7,100         197,469
  Emerson Electric Co.......................................         69,400       4,341,837
  Grainger (W.W.), Inc......................................         15,600         649,350
  Harris Corp...............................................         12,500         457,812
  Honeywell, Inc............................................         19,900       1,498,719
  Intel Corp................................................        260,600      30,897,387
  KLA-Tencor Corp.(b).......................................         13,200         572,550
  LSI Logic Corp.(b)........................................         22,200         357,975
  Micron Technology, Inc....................................         33,100       1,673,619
  Motorola, Inc.............................................         93,500       5,709,344
  Perkin-Elmer Corp.........................................          7,600         741,475
  Rockwell International Corp...............................         31,500       1,529,719
  Solectron Corp............................................          5,000         464,687
  Tektronix, Inc............................................          7,900         237,494
  Texas Instruments, Inc....................................         61,100       5,227,869
  Thomas & Betts Corp.......................................          8,600         372,487
                                                                             --------------
                                                                                 61,236,036
                                                                             --------------
ENGINEERING & CONSTRUCTION
  Giant Cement Holdings, Inc.(b)............................         58,100       1,437,975
                                                                             --------------
ENVIRONMENTAL SERVICES
  Browning-Ferris Industries, Inc...........................         28,800         819,000
                                                                             --------------
EXPLORATION & PRODUCTION
  Apex Silver Mines Ltd.....................................         82,200         678,150
                                                                             --------------
FINANCIAL SERVICES -- 2.2%
  American Express Co.......................................         70,800       7,239,300
  Associates First Capital Corp.............................        108,544       4,599,552
  Bear Stearns Companies, Inc...............................         16,500         616,687
  Block (H.R.), Inc.........................................         16,400         738,000
  Capital One Financial Corp................................          9,600       1,104,000
  Citigroup, Inc............................................        407,500      20,171,250
  Countrywide Credit Industries, Inc........................         17,000         853,187
  Dun & Bradstreet Corp.....................................         26,700         842,719
  Federal Home Loan Mortgage Corp...........................        105,700       6,811,044
  Federal National Mortgage Assoc...........................        161,900      11,980,600
  Fifth Third Bancorp.......................................         39,500       2,816,844
  Franklin Resource, Inc....................................         39,600       1,267,200
  Household International, Inc..............................         75,752       3,001,673
  Lehman Brothers Holdings, Inc.............................        189,600       8,354,250
  MBNA Corp.................................................        117,750       2,936,391
  Merrill Lynch & Co., Inc..................................        112,300       7,496,025
  Morgan Stanley Dean Witter & Co...........................        146,790      10,422,090
  Paychex, Inc..............................................         23,000       1,183,062
  Schwab (Charles) Corp.(b).................................         62,400       3,506,100
  SLM Holding Corp..........................................         25,000       1,200,000
  State Street Corp.........................................         25,200       1,752,975
  Sunamerica, Inc...........................................         30,600       2,482,425
  Transamerica Corp.........................................          9,800       1,131,900
  Washington Mutual, Inc....................................         89,178       3,405,485
                                                                             --------------
                                                                                105,912,759
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B5

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
FOOD & BEVERAGES -- 1.7%
  Anheuser-Busch Companies, Inc.............................         76,700  $    5,033,437
  Archer-Daniels-Midland Co.................................         93,975       1,615,195
  Bestfoods.................................................         45,100       2,401,575
  Brown-Forman Corp. (Class "B" Stock)......................         10,800         817,425
  Campbell Soup Co..........................................         71,500       3,932,500
  Coca Cola Enterprises, Inc................................         60,000       2,145,000
  Coca-Cola Co..............................................        383,500      25,646,562
  ConAgra, Inc..............................................         74,500       2,346,750
  Coors (Adolph) Co. (Class "B" Stock)......................          5,800         327,337
  General Mills, Inc........................................         24,800       1,928,200
  Heinz (H.J.) & Co.........................................         57,200       3,238,950
  Hershey Foods Corp........................................         22,400       1,393,000
  Kellogg Co................................................         64,400       2,197,650
  PepsiCo, Inc..............................................        235,600       9,644,875
  Pioneer Hi-Bred International, Inc........................         38,300       1,034,100
  Quaker Oats Co............................................         21,700       1,291,150
  Ralston-Ralston Purina Group..............................         50,400       1,631,700
  Sara Lee Corp.............................................        148,200       4,177,388
  Seagram Co., Ltd..........................................         55,800       2,120,400
  Sysco Corp................................................         53,300       1,462,419
  Whitman Corp..............................................        132,800       3,369,800
  Wrigley (William) Jr. Co..................................         18,200       1,630,037
                                                                             --------------
                                                                                 79,385,450
                                                                             --------------
FOREST PRODUCTS -- 0.6%
  Boise Cascade Corp........................................        152,000       4,712,000
  Champion International Corp...............................        109,700       4,442,850
  Fort James Corp...........................................         32,700       1,308,000
  Georgia-Pacific Corp......................................         14,500         849,156
  International Paper Co....................................         47,300       2,119,631
  Louisiana-Pacific Corp....................................        189,700       3,473,881
  Mead Corp.................................................        111,300       3,262,481
  Potlatch Corp.............................................          4,500         165,937
  Temple-Inland, Inc........................................          8,900         527,881
  Union Camp Corp...........................................         10,900         735,750
  Westvaco Corp.............................................         16,000         429,000
  Weyerhaeuser Co...........................................         31,300       1,590,431
  Willamette Industries, Inc................................         86,500       2,897,750
                                                                             --------------
                                                                                 26,514,748
                                                                             --------------
GAS PIPELINES -- 0.1%
  Columbia Energy Group.....................................         13,000         750,750
  Consolidated Natural Gas Co...............................         15,000         810,000
  Peoples Energy Corp.......................................          5,500         219,312
  Sempra Energy.............................................         33,699         855,112
  Sonat, Inc................................................         17,200         465,475
  Williams Companies, Inc...................................         64,400       2,008,475
                                                                             --------------
                                                                                  5,109,124
                                                                             --------------
HOSPITALS/ HEALTHCARE -- 0.3%
  Columbia/HCA Healthcare Corp..............................        301,900       7,472,025
  HBO & Co..................................................         69,000       1,979,437
  Healthsouth Corp.(b)......................................         63,600         981,825
  Humana, Inc.(b)...........................................         25,700         457,781
  IMS Health, Inc...........................................         25,400       1,916,112
  Manor Care, Inc...........................................         12,000         352,500
  Service Corp. International...............................         39,400       1,499,662
  Shared Medical Systems Corp...............................          4,100         204,487
  Tenet Healthcare Corp.(b).................................         48,000       1,260,000
                                                                             --------------
                                                                                 16,123,829
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.2%
  Clorox Co.................................................         16,200  $    1,892,362
  Kimberly-Clark Corp.......................................         87,000       4,741,500
  Leggett & Platt, Inc......................................        114,700       2,523,400
                                                                             --------------
                                                                                  9,157,262
                                                                             --------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc...........................          6,400         386,000
  Fleetwood Enterprises, Inc................................          5,700         198,075
  Hanson, PLC, ADR, (United Kingdom)........................        309,562      12,072,918
  Kaufman & Broad Home Corp.................................          6,100         175,375
  Lowe's Companies, Inc.....................................         54,800       2,805,075
  Masco Corp................................................         51,800       1,489,250
  Maytag Corp...............................................         14,900         927,525
  Owens Corning.............................................        106,900       3,788,269
  Stanley Works.............................................         14,000         388,500
  Tupperware Corp...........................................          9,600         157,800
  Whirlpool Corp............................................         11,700         647,887
                                                                             --------------
                                                                                 23,036,674
                                                                             --------------
INSURANCE -- 1.5%
  Aetna, Inc................................................         23,300       1,831,962
  Allstate Corp.............................................        131,300       5,071,462
  American General Corp.....................................         39,700       3,096,600
  American International Group, Inc.........................        163,500      15,798,187
  Aon Corp..................................................         26,300       1,456,362
  Berkley (W.R.) Corp.......................................         42,400       1,444,250
  Berkshire Hathaway, Inc. (Class "B" Stock)................            452       1,061,025
  Chubb Corp................................................         26,700       1,732,162
  CIGNA Corp................................................         34,800       2,690,475
  Cincinnati Financial Corp.................................         25,800         944,925
  Conseco, Inc..............................................         49,021       1,498,204
  Financial Security Assurance Holdings Ltd.................         34,000       1,844,500
  Hartford Financial Services Group, Inc....................         37,000       2,030,375
  Jefferson-Pilot Corp......................................         16,600       1,245,000
  Lincoln National Corp.....................................         16,000       1,309,000
  Loews Corp................................................         47,000       4,617,750
  Marsh & McLennan Companies, Inc...........................         39,900       2,331,656
  MBIA, Inc.................................................         15,300       1,003,106
  MGIC Investment Corp......................................         17,900         712,644
  Progressive Corp..........................................         11,300       1,913,938
  Provident Companies, Inc..................................         70,400       2,921,600
  Reinsurance Group of America, Inc.........................        115,550       8,088,500
  SAFECO Corp...............................................         22,100         948,919
  St. Paul Companies, Inc...................................         36,200       1,257,950
  TIG Holdings, Inc.........................................         85,500       1,330,594
  Torchmark Corp............................................         21,900         773,329
  Trenwick Group, Inc.......................................         64,850       2,115,731
  United Healthcare Corp....................................         29,500       1,270,344
  UNUM Corp.................................................         21,700       1,266,737
                                                                             --------------
                                                                                 73,607,287
                                                                             --------------
INTRUMENTS-CONTROLS
  Flowserve Corp............................................         39,486         653,987
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B6

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
LEISURE -- 0.3%
  Brunswick Corp............................................         15,600  $      386,100
  Carnival Corp. (Class "A" Stock)..........................         78,500       3,768,000
  Disney (Walt) Co..........................................        317,100       9,513,000
  Harrah's Entertainment, Inc.(b)...........................         15,800         247,862
  Hilton Hotels Corp........................................         39,200         749,700
  King World Productions, Inc...............................         11,500         338,531
  Marriott International, Inc. (Class "A" Stock)............         40,000       1,160,000
  Mirage Resorts, Inc.(b)...................................         28,100         419,744
                                                                             --------------
                                                                                 16,582,937
                                                                             --------------
MACHINERY -- 0.3%
  Briggs & Stratton Corp....................................          3,900         194,513
  Case Corp.................................................         98,800       2,155,075
  Caterpillar, Inc..........................................         58,300       2,681,800
  Cooper Industries, Inc....................................         19,000         906,063
  Deere & Co................................................         39,100       1,295,188
  Dover Corp................................................         34,800       1,274,550
  DT Industries, Inc........................................         35,800         563,850
  Eaton Corp................................................         11,200         791,700
  Global Industrial Technologies, Inc.(b)...................         61,400         656,213
  Harnischfeger Industries, Inc.............................          7,500          76,406
  Ingersoll-Rand Co.........................................         25,900       1,215,681
  Milacron, Inc.............................................          6,300         121,275
  Paxar Corp................................................        229,925       2,054,955
  Snap-On, Inc..............................................          9,500         330,719
  Timken Co.................................................          9,900         186,863
                                                                             --------------
                                                                                 14,504,851
                                                                             --------------
MANUFACTURING -- 0.3%
  Hussmann International, Inc...............................         66,400       1,286,500
  Illinois Tool Works, Inc..................................         39,100       2,267,800
  Smith (A.O.) Corp.,.......................................        105,450       2,590,116
  Tyco International Ltd....................................         98,651       7,441,985
                                                                             --------------
                                                                                 13,586,401
                                                                             --------------
MEDIA -- 1.3%
  CBS Corp.(b)..............................................        304,000       9,956,000
  Central Newspapers, Inc.(Class "A" Stock).................         50,000       3,571,875
  Clear Channel Communications, Inc.(b).....................         38,600       2,103,700
  Comcast Corp. (Special Class "A" Stock)...................         56,700       3,327,581
  Donnelley (R.R.) & Sons Co................................         22,800         998,925
  Dow Jones & Co., Inc......................................         15,100         726,688
  Gannett Co., Inc..........................................         44,400       2,938,725
  Houghton Mifflin Co.......................................         58,700       2,773,576
  Interpublic Group of Companies, Inc.......................         19,700       1,571,075
  Knight-Ridder, Inc........................................         70,600       3,609,425
  Lee Enterprises, Inc......................................         50,900       1,603,350
  McGraw-Hill, Inc..........................................         15,500       1,579,063
  Mediaone Group, Inc.......................................         95,100       4,469,700
  Meredith Corp.............................................          8,300         314,363
  New York Times Co. (Class "A" Stock)......................         30,000       1,040,625
  Tele-Communications, Inc. (Series "A" Stock)(b)...........         79,400       4,391,813
  Time Warner, Inc..........................................        183,000      11,357,438
  Times Mirror Co. (Class "A" Stock)........................         13,900         778,400
  Tribune Co................................................         19,300       1,273,800
  Viacom, Inc. (Class "B" Stock)(b).........................         55,300       4,092,200
                                                                             --------------
                                                                                 62,478,322
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
METALS-FERROUS -- 0.3%
  AK Steel Holding Corp.....................................        213,400  $    5,014,900
  Allegheny Teledyne, Inc...................................         30,700         627,431
  Bethlehem Steel Corp.(b)..................................        241,500       2,022,563
  LTV Corp..................................................        204,900       1,190,981
  Material Sciences Corp.(b)................................         96,900         823,650
  National Steel Corp. (Class "B" Stock)(b).................         42,200         300,675
  Nucor Corp................................................         13,800         596,850
  USX-U.S. Steel Group, Inc.................................         80,900       1,860,700
  Worthington Industries, Inc...............................         15,200         190,000
                                                                             --------------
                                                                                 12,627,750
                                                                             --------------
METALS-NON FERROUS -- 0.3%
  Alcan Aluminum Ltd........................................         35,600         963,425
  Aluminum Company of America...............................        184,300      13,741,869
  Cyprus Amax Minerals Co...................................         14,600         146,000
  Inco Ltd..................................................         26,200         276,738
  Reynolds Metals Co........................................         11,600         611,175
                                                                             --------------
                                                                                 15,739,207
                                                                             --------------
MINERAL RESOURCES
  ASARCO, Inc...............................................          6,300          94,894
  Burlington Resources, Inc.................................         27,600         988,425
  Homestake Mining Co.......................................         33,100         304,106
  Phelps Dodge Corp.........................................          9,200         468,050
                                                                             --------------
                                                                                  1,855,475
                                                                             --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.4%
  AES Corp..................................................         24,000       1,137,000
  Coltec Industries, Inc....................................         43,700         852,150
  Crane Co..................................................         10,800         326,025
  Danaher Corp..............................................         14,000         760,375
  Donaldson Co., Inc........................................        109,200       2,265,900
  Ecolab, Inc...............................................         20,200         730,988
  IDEX Corp.................................................         60,100       1,472,450
  ITT Industries, Inc.......................................         18,500         735,375
  Laidlaw, Inc..............................................         51,500         518,219
  Mark IV Industries, Inc...................................         86,542       1,125,046
  Millipore Corp............................................          6,800         193,375
  NACCO Industries, Inc. (Class "A" Stock)..................          1,300         119,600
  Pall Corp.................................................         19,500         493,594
  PPG Industries, Inc.......................................         27,900       1,625,175
  Textron, Inc..............................................         25,700       1,951,594
  Thermo Electron Corp.(b)..................................         24,900         421,744
  Trinity Industries, Inc...................................         52,200       2,009,700
  York International Corp...................................         27,000       1,101,938
                                                                             --------------
                                                                                 17,840,248
                                                                             --------------
MISCELLANEOUS - CONSUMER GROWTH/STAPLE -- 0.4%
  American Greetings Corp. (Class "A" Stock)................         11,400         468,113
  Black & Decker Corp.......................................         14,900         835,331
  Corning, Inc..............................................         36,200       1,629,000
  Jostens, Inc..............................................          6,100         159,744
  Minnesota Mining & Manufacturing Co.......................         64,000       4,552,000
  Polaroid Corp.............................................          7,000         130,813
  Rubbermaid, Inc...........................................         23,500         738,781
  Unilever N.V., ADR, (United Kingdom)......................        100,300       8,318,631
                                                                             --------------
                                                                                 16,832,413
                                                                             --------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc..............................................         26,700         909,469
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B7

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
OIL & GAS -- 2.0%
  Amerada Hess Corp.........................................         14,400  $      716,400
  Amoco Corp................................................        149,000       8,995,875
  Anadarko Petroleum Corp...................................         18,800         580,450
  Ashland, Inc..............................................         11,800         570,825
  Atlantic Richfield Co.....................................         50,200       3,275,550
  Basin Exploration, Inc.(b)................................         17,400         218,588
  Cabot Oil & Gas Corp. (Class "A" Stock)...................         88,600       1,329,000
  Chevron Corp..............................................        102,900       8,534,269
  Coastal Corp..............................................         33,200       1,159,925
  Eastern Enterprises.......................................          3,200         140,000
  Enron Oil & Gas Co........................................         48,400         834,900
  Exxon Corp................................................        380,300      27,809,438
  Kerr-McGee Corp...........................................          7,500         286,875
  Mobil Corp................................................        122,800      10,698,950
  Murphy Oil Corp...........................................         27,600       1,138,500
  NICOR, Inc................................................          7,600         321,100
  Noble Affiliates, Inc.....................................         50,900       1,253,413
  Phillips Petroleum Co.....................................         41,200       1,756,150
  Pioneer Natural Resources Co..............................        334,644       2,928,135
  Royal Dutch Petroleum Co..................................        335,800      16,076,426
  Seagull Energy Corp.(b)...................................         63,700         402,106
  Sunoco, Inc...............................................         14,800         533,725
  Texaco, Inc...............................................         85,800       4,536,675
  Union Pacific Resources Group, Inc........................         39,800         360,688
  Unocal Corp...............................................         38,600       1,126,638
  USX-Marathon Group........................................         45,200       1,361,650
  Western Gas Resources, Inc................................        103,000         592,250
                                                                             --------------
                                                                                 97,538,501
                                                                             --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.2%
  Elf Aquitaine SA, ADR, (France)...........................        124,800       7,066,800
  Occidental Petroleum Corp.................................         53,100         896,063
  Oryx Energy Co.(b)........................................        140,000       1,881,250
                                                                             --------------
                                                                                  9,844,113
                                                                             --------------
OIL & GAS SERVICES -- 0.5%
  Apache Corp...............................................         15,000         379,688
  Baker Hughes, Inc.........................................         49,450         874,647
  Enron Corp................................................         51,400       2,933,013
  Halliburton Co............................................         68,500       2,029,313
  Helmerich & Payne, Inc....................................          7,900         153,063
  J. Ray McDermott, SA......................................        163,800       4,002,864
  McDermott International, Inc..............................        431,600      10,655,125
  ONEOK, Inc................................................          4,900         177,013
  Rowan Companies, Inc.(b)..................................         13,600         136,000
  Schlumberger Ltd..........................................         83,000       3,828,375
  Wolverine Tube, Inc.(b)...................................         37,000         777,000
                                                                             --------------
                                                                                 25,946,101
                                                                             --------------
PRECIOUS METALS -- 0.1%
  Barrick Gold Corp.........................................         58,500       1,140,750
  Battle Mountain Gold Co...................................         36,000         148,500
  Freeport-McMoRan Copper & Gold, Inc. (Class "B")..........         30,300         316,256
  Newmont Mining Corp.......................................         24,500         442,531
  Placer Dome, Inc..........................................         38,700         445,050
                                                                             --------------
                                                                                  2,493,087
                                                                             --------------
RAILROADS -- 0.2%
  Burlington Northern Santa Fe Corp.........................         73,500       2,480,625
  CSX Corp..................................................         34,200       1,419,300
  Norfolk Southern Corp.....................................         59,100       1,872,731
  Union Pacific Corp........................................         38,700       1,743,919
                                                                             --------------
                                                                                  7,516,575
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
REAL ESTATE DEVELOPMENT -- 0.3%
  Crescent Operating, Inc...................................         17,060  $       81,035
  Crescent Real Estate Equities Co..........................        336,700       7,744,100
  Equity Residential Properties Trust.......................         14,400         582,300
  Vornado Operating, Inc.(b)................................          4,920          39,668
  Vornado Realty Trust(b)...................................        185,200       6,250,500
                                                                             --------------
                                                                                 14,697,603
                                                                             --------------
RESTAURANTS -- 0.2%
  Darden Restaurants, Inc...................................         18,200         327,600
  McDonald's Corp...........................................        107,900       8,267,838
  Tricon Global Restaurants, Inc.(b)........................         23,800       1,192,975
  Wendy's International, Inc................................         20,700         451,519
                                                                             --------------
                                                                                 10,239,932
                                                                             --------------
RETAIL -- 2.6%
  Albertson's, Inc..........................................         38,500       2,451,969
  American Stores Co........................................         42,800       1,580,925
  AutoZone, Inc.(b).........................................         23,800         783,913
  Bombay Company, Inc.(b)...................................        139,200         774,300
  Charming Shoppes, Inc.(b).................................        811,300       3,498,731
  Circuit City Stores, Inc..................................         15,500         774,031
  Consolidated Stores Corp..................................         16,900         341,169
  Costco Companies, Inc.(b).................................         33,600       2,425,500
  CVS Corp..................................................         59,800       3,289,000
  Dayton-Hudson Corp........................................         68,500       3,716,125
  Designs, Inc.(b)..........................................         51,900         100,556
  Dillard's, Inc............................................         49,100       1,393,213
  Dollar General Corporation................................         22,500         531,563
  Federated Department Stores, Inc.(b)......................         32,900       1,433,206
  Fred Meyer, Inc...........................................         21,000       1,265,250
  Great Atlantic & Pacific Tea Co., Inc.....................          6,000         177,750
  Harcourt General, Inc.....................................         11,100         590,381
  Home Depot, Inc...........................................        229,100      14,018,056
  IKON Office Solutions, Inc................................         21,100         180,669
  J.C. Penney Co., Inc......................................         39,100       1,832,813
  Jan Bell Marketing, Inc.(b)...............................         73,200         471,225
  Kmart Corp.(b)............................................        685,800      10,501,313
  Kohl's Corp.(b)...........................................         22,600       1,388,488
  Kroger Co.(b).............................................         39,923       2,415,342
  Liz Claiborne, Inc........................................         10,500         331,406
  Longs Drug Stores, Inc....................................          6,100         228,750
  May Department Stores Co..................................         36,200       2,185,575
  Newell Co.................................................         24,900       1,027,125
  Nordstrom, Inc............................................         28,200         978,188
  Pep Boys - Manny, Moe & Jack..............................          9,900         155,306
  Rite Aid Corp.............................................         40,400       2,002,325
  Safeway, Inc.,(b).........................................         71,000       4,326,563
  Sears, Roebuck & Co.......................................         61,400       2,609,500
  Sherwin-Williams Co.......................................         27,100         796,063
  Staples, Inc.(b)..........................................         43,000       1,878,563
  Supervalu, Inc............................................         18,800         526,400
  Tandy Corp................................................         16,200         667,238
  The Gap, Inc..............................................         93,000       5,231,250
  The Limited, Inc..........................................        247,100       7,196,788
  TJX Companies, Inc........................................         50,600       1,467,400
  Toys 'R' Us, Inc.(b)......................................        131,700       2,222,439
  Wal-Mart Stores, Inc......................................        347,700      28,315,819
  Walgreen Co...............................................         77,600       4,544,450
  Winn-Dixie Stores, Inc....................................         23,300       1,045,588
                                                                             --------------
                                                                                123,672,224
                                                                             --------------
RUBBER -- 0.1%
  Cooper Tire & Rubber Co...................................         12,300         251,381
  Goodyear Tire & Rubber Co.................................         63,600       3,207,825
                                                                             --------------
                                                                                  3,459,206
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B8

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
SEMICONDUCTORS
  National Semiconductor Corp.(b)...........................         25,700  $      346,950
                                                                             --------------
TELECOMMUNICATIONS -- 3.5%
  Airtouch Communications, Inc.(b)..........................         88,400       6,375,850
  Alcatel Alsthom, ADR, (France)............................        124,900       3,052,244
  Alltel Corp...............................................         42,800       2,559,975
  Ameritech Corp............................................        171,400      10,862,476
  Andrew Corp.(b)...........................................         13,900         229,350
  Ascend Communications, Inc.(b)............................         30,200       1,985,650
  AT&T Corp.................................................        280,600      21,115,150
  Bell Atlantic Corp........................................        243,200      13,816,800
  BellSouth Corp............................................        305,200      15,221,850
  Deutsche Telekom AG, ADR, (Germany).......................         45,000       1,473,750
  Frontier Corp.............................................         25,700         873,800
  General Instrument Corp...................................         23,200         787,350
  GTE Corp..................................................        150,000      10,115,625
  Lucent Technologies, Inc..................................        205,400      22,594,000
  MCI Worldcom, Inc.........................................        280,414      20,119,705
  Nextel Communications, Inc. (Class "A" Stock)(b)..........         41,100         970,988
  Northern Telecom Ltd......................................        102,140       5,119,768
  SBC Communications, Inc...................................        302,100      16,200,113
  Scientific-Atlanta, Inc...................................         12,400         282,875
  Sprint Corp...............................................        112,950       6,717,269
  Tellabs, Inc.(b)..........................................         28,400       1,947,175
  US West, Inc..............................................         77,860       5,031,703
                                                                             --------------
                                                                                167,453,466
                                                                             --------------
TEXTILES
  National Service Industries, Inc..........................          6,700         254,600
  Pillowtex Corp.(b)........................................         18,530         495,678
  Russell Corp..............................................          5,700         115,781
  Springs Industries, Inc...................................          3,200         132,600
  Tultex Corp.(b)...........................................         88,300          77,263
  VF Corp...................................................         19,100         895,313
                                                                             --------------
                                                                                  1,971,235
                                                                             --------------
TOBACCO -- 0.7%
  Philip Morris Co., Inc....................................        479,600      25,658,600
  RJR Nabisco Holdings Corp.................................        303,500       9,010,157
  UST, Inc..................................................         28,900       1,007,888
                                                                             --------------
                                                                                 35,676,645
                                                                             --------------
TOYS
  Hasbro, Inc...............................................         20,800         751,400
  Mattel, Inc...............................................         45,551       1,039,132
                                                                             --------------
                                                                                  1,790,532
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp......................................         23,000       2,047,000
  Ryder System, Inc.........................................         12,000         312,000
  Yellow Corp.(b)...........................................         43,600         833,850
                                                                             --------------
                                                                                  3,192,850
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
UTILITY - ELECTRIC -- 0.8%
  Ameren Corp...............................................         21,500  $      917,781
  American Electric Power Co., Inc..........................         29,700       1,397,757
  Baltimore Gas & Electric Co...............................         23,100         713,213
  Carolina Power & Light Co.................................         23,500       1,105,969
  Central & South West Corp.................................         33,200         910,925
  CINergy Corp..............................................         24,700         849,063
  Consolidated Edison, Inc..................................         36,800       1,945,800
  Dominion Resources, Inc...................................         30,300       1,416,525
  DTE Energy Co.............................................         22,700         973,263
  Duke Energy Corp..........................................         56,400       3,613,125
  Edison International......................................         56,700       1,580,513
  Entergy Corp..............................................         38,200       1,188,975
  FirstEnergy Corp.(b)......................................         36,100       1,175,506
  FPL Group, Inc............................................         28,500       1,756,313
  GPU, Inc..................................................         19,900         879,331
  Houston Industries, Inc...................................         44,300       1,423,138
  New Century Energies, Inc.................................         15,000         731,250
  Niagara Mohawk Power Corp.(b).............................         22,600         364,425
  Northern States Power Co..................................         23,300         646,575
  Pacific Gas & Electric Co.................................         59,700       1,880,550
  PacifiCorp................................................         46,400         977,300
  PECO Energy Co............................................         34,900       1,452,713
  PP&L Resources, Inc.......................................         26,000         724,750
  Public Service Enterprise Group, Inc......................         36,300       1,452,000
  Southern Co...............................................        108,100       3,141,656
  Texas Utilities Co........................................         41,600       1,942,200
  Unicom Corp...............................................         33,900       1,307,269
                                                                             --------------
                                                                                 36,467,885
                                                                             --------------
WASTE MANAGEMENT -- 0.1%
  Waste Management, Inc.....................................        127,902       5,963,431
                                                                             --------------
TOTAL COMMON STOCKS
  (COST $1,566,786,221)....................................................   1,853,914,159
                                                                             --------------
PREFERRED STOCKS -- 0.7%
FINANCIAL SERVICES -- 0.6%
  Central Hispano Capital Corp..............................      1,225,900      31,289,903
                                                                             --------------
TELECOMMUNICATIONS -- 0.1%
  Telecomunicacoes Brasileiras S.A., ADR....................         55,900       4,063,231
                                                                             --------------
TOTAL PREFERRED STOCKS
  (COST $36,876,618).......................................................      35,353,134
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (COST $4,298,572,492)....................................................   4,522,618,555
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
SHORT-TERM                                             RATING      AMOUNT
INVESTMENTS -- 5.0%                                 (UNAUDITED)     (000)
                                                    ------------  ---------
CERTIFICATES OF DEPOSIT-YANKEE
  Alltel Corp.,
    5.75%, 01/04/99...............................       NR       $   1,200       1,200,000
  Avery Dennison,
    5.00%, 01/04/99...............................       NR           1,174       1,174,000
                                                                             --------------
                                                                                  2,374,000
                                                                             --------------
COMMERCIAL PAPER -- 0.3%
  Barton Capital Corp,
    5.35%, 01/04/99...............................       P1           1,200       1,199,465
  Campbell Soup Company,
    4.80%, 01/04/99...............................       P1           1,270       1,269,492
  Countrywide Home Loan,
    5.40%, 01/04/99...............................       P1           1,200       1,199,460
  CXC Inc.,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470
  Dover,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B9

DECEMBER 31, 1998

SHORT-TERM                                            MOODY'S     PRINCIPAL
INVESTMENTS                                            RATING      AMOUNT        VALUE
(CONTINUED)                                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER (CONT'D.)
  Duke Capital Corp,
    5.05%, 01/04/99...............................       P1       $   1,200  $    1,199,495
  John Hancock Cap. Corp.,
    5.25%, 01/07/99...............................       P1           1,200       1,198,950
  Novartis Finance Corp.,
    5.25%, 01/04/99...............................       P1             912         911,601
  Pitney Bowes Credit Corp,
    5.10%, 01/04/99...............................       P1           1,206       1,205,488
  Reed Elsevier, Inc.,
    5.05%, 01/04/99...............................       P1           1,200       1,199,495
  SBC Communications,
    5.00%, 01/04/99...............................       P1           1,200       1,199,500
  Sonoco Products,
    5.35%, 01/04/99...............................       P1           1,000         999,554
  Triple-A One Plus Funding,,
    5.30%, 01/04/99...............................       P1             728         727,678
  Xerox Capital Corp,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470
                                                                             --------------
                                                                                 15,908,588
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 2.3%
  Advanta Corp., M.T.N.,
    6.99%, 10/18/99...............................      Ba3          15,000      14,448,000
    7.25%, 08/16/99...............................      Ba2           3,000       2,976,150
  AT&T Capital Corp., M.T.N.,
    6.65%, 04/30/99...............................      Baa3         32,000      32,104,319
  Comdisco, Inc.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,541,375
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    8.75%, 12/15/99...............................      Baa3          5,000       5,120,350
  Federal Express Corp.,
    10.05%, 06/15/99..............................      Baa3            500         510,090
  First Union Corp.,
    9.45%, 06/15/99...............................       A3           4,000       4,071,961
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1          6,000       6,049,020
  Okobank, (Finland),
    6.793%, 1/14/99...............................       A3          12,500      12,500,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       9,068,850
  Tele-Communications, Inc.,
    6.375%, 09/15/99..............................      Ba1           8,000       8,056,240
                                                                             --------------
                                                                                107,446,355
                                                                             --------------
REPURCHASE AGREEMENT -- 2.3%
  Joint Repurchase Agreement Account,
    4.693%, 01/04/99 (Note 5).....................                $ 109,421  $  109,421,000
                                                                             --------------

SHORT-TERM                                            MOODY'S     PRINCIPAL
INVESTMENTS                                            RATING      AMOUNT        VALUE
(CONTINUED)                                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
U. S. GOVERNMENT OBLIGATION -- 0.1%
  United States Treasury Bills,
    4.32%, 03/18/99 (a)...........................                      100          99,088
    4.36%, 03/18/99 (a)...........................                    4,650       4,607,199
                                                                             --------------
                                                                                  4,706,287
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $197,485,955)......................................................     239,856,230
                                                                             --------------
TOTAL INVESTMENTS -- 99.3%
  (cost $4,496,058,447; Note 6)............................................   4,762,474,785
VARIATION MARGIN ON OPEN FUTURES
  CONTRACTS (d)............................................................          85,990
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%..............................      33,398,995
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,795,959,770
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  AG    Aktiengesellschaft (German Stock Company)
  ADR   American Depository Receipt
  L.P.  Limited Partnership
M.T.N.  Medium Term Note
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Security segregated as collateral for futures contracts.

(b)  Non-income producing security.

(c)  Issue in default.

(d)  Open futures contracts as of December 31, 1998 are as follows:

                                                            VALUE AT
NUMBER OF                        EXPIRATION   VALUE AT    DECEMBER 31,    APPRECIATION/
CONTRACTS          TYPE             DATE     TRADE DATE       1998        DEPRECIATION
Long Position:
   307     U.S. T-Bond             Mar 99    $39,190,000  $ 39,228,844     $    38,844
   148     S&P 500 Index           Mar 99    $43,681,225  $ 46,083,500     $ 2,402,275
   110     U.S. Treasury 5yr       Mar 99    $12,429,218  $ 12,467,812     $    38,594
                                                                          -------------
                                                                           $ 2,479,713
                                                                          -------------
                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B10

                           FLEXIBLE MANAGED PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 88.7%
                                                                                 VALUE
COMMON STOCKS -- 52.8%                                           SHARES         (NOTE 2)
                                                              -------------  --------------
AEROSPACE -- 1.0%
  Aeroquip-Vickers, Inc.....................................          4,500  $      134,719
  AlliedSignal, Inc.........................................         91,400       4,050,162
  Boeing Co.................................................        162,100       5,288,512
  GenCorp, Inc..............................................        403,900      10,072,256
  General Dynamics Corp.....................................         20,400       1,195,950
  Goodrich (B.F.) Co........................................         11,600         416,150
  Litton Industries, Inc. (a)...............................        306,000      19,966,500
  Lockheed Martin Corp......................................         31,500       2,669,625
  Northrop Grumman Corp.....................................         10,800         789,750
  Raytheon Co. (Class "B" Stock)............................         55,000       2,928,750
  United Technologies Corp..................................         37,700       4,099,875
                                                                             --------------
                                                                                 51,612,249
                                                                             --------------
AIRLINES -- 1.2%
  AMR Corp. (a).............................................        646,300      38,374,062
  Delta Air Lines, Inc......................................         24,200       1,258,400
  Southwest Airlines Co.....................................         53,700       1,204,894
  US Airways Group, Inc. (a)................................        479,200      24,918,400
                                                                             --------------
                                                                                 65,755,756
                                                                             --------------
APPAREL -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (a).............        310,300       4,286,018
  Nike, Inc. (Class "B" Stock)..............................         47,200       1,914,550
  Reebok International Ltd..................................          9,100         135,362
                                                                             --------------
                                                                                  6,335,930
                                                                             --------------
AUTOS - CARS & TRUCKS -- 2.2%
  Cummins Engine Co., Inc...................................          6,200         220,100
  DaimlerChrysler AG........................................        327,975      31,506,098
  Dana Corp.................................................         26,550       1,085,231
  Ford Motor Co.............................................        478,700      28,093,707
  General Motors Corp.......................................        553,900      39,638,469
  Genuine Parts Co..........................................         29,000         969,687
  Johnson Controls, Inc.....................................         13,700         808,300
  MascoTech, Inc............................................        388,000       6,644,500
  Midas, Inc................................................         90,866       2,828,204
  Navistar International Corp. (a)..........................         11,700         333,450
  PACCAR, Inc...............................................         12,600         518,175
  Titan International, Inc..................................        415,700       3,949,150
  TRW, Inc..................................................         19,900       1,118,131
                                                                             --------------
                                                                                117,713,202
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 2.0%
  Banc One Corp.............................................        190,264       9,715,355
  Bank of New York Co., Inc.................................        122,000       4,910,500
  BankAmerica Corp..........................................        281,141      16,903,603
  BankBoston Corp...........................................         47,200       1,837,850
  Bankers Trust Corp........................................         15,900       1,358,456
  BB&T Corp.................................................         46,200       1,862,437
  Chase Manhattan Corp......................................        136,700       9,304,144
  Comerica, Inc.............................................         25,500       1,738,781
  First Union Corp..........................................        156,800       9,535,400
  Fleet Financial Group, Inc................................         90,000       4,021,875
  Golden West Financial Corp................................          9,200         843,525
  Huntington Bancshares, Inc................................         34,120       1,025,732
  KeyCorp...................................................         71,200       2,278,400
  Mellon Bank Corp..........................................         41,300       2,839,375
  Mercantile Bancorporation, Inc............................         23,800       1,097,775
  Morgan (J.P.) & Co., Inc..................................         28,800       3,025,800
  National City Corp........................................         53,200       3,857,000
  Northern Trust Corp.......................................         18,100       1,580,356
  PNC Bank Corp.............................................         49,500       2,679,187

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------

BANKS AND SAVINGS & LOANS (CONT'D.)
  Providian Financial Corp..................................         23,100  $    1,732,500
  Regions Financial Corp....................................         32,000       1,290,000
  Republic New York Corp....................................         17,700         806,456
  Summit Bancorp............................................         28,500       1,245,094
  Suntrust Banks, Inc.......................................         34,200       2,616,300
  Synovus Financial Corp....................................         42,500       1,035,937
  U.S. Bancorp..............................................        119,400       4,238,700
  Union Planters Corp.......................................         18,000         815,625
  Wachovia Corp.............................................         33,400       2,920,412
  Wells Fargo & Co..........................................        259,400      10,359,787
                                                                             --------------
                                                                                107,476,362
                                                                             --------------
BUSINESS SERVICES
  Equifax, Inc..............................................         24,400         834,175
  Omnicom Group, Inc........................................         27,300       1,583,400
                                                                             --------------
                                                                                  2,417,575
                                                                             --------------
CHEMICALS -- 1.1%
  Air Products & Chemicals, Inc.............................         38,100       1,524,000
  Dow Chemical Co...........................................         36,800       3,346,500
  Du Pont (E.I.) de Nemours & Co............................        183,500       9,736,969
  Eastman Chemical Co.......................................         12,700         568,325
  Engelhard Corp............................................         23,400         456,300
  Ferro Corp................................................        553,650      14,394,900
  FMC Corp. (a).............................................          5,600         313,600
  Grace (W.R.) & Co.........................................         12,000         188,250
  Great Lakes Chemical Corp.................................          9,700         388,000
  Hercules, Inc.............................................         15,700         429,787
  Millennium Chemicals, Inc. (a)............................        601,600      11,956,800
  Monsanto Co...............................................         96,200       4,569,500
  Morton International, Inc.................................         21,200         519,400
  Nalco Chemical Co.........................................         10,800         334,800
  OM Group, Inc.............................................        260,300       9,500,950
  Praxair, Inc..............................................         25,600         902,400
  Raychem Corp..............................................         13,800         445,912
  Rohm & Haas Co............................................         29,700         894,712
  Sigma-Aldrich Corp........................................         16,300         478,812
  Union Carbide Corp........................................         20,800         884,000
                                                                             --------------
                                                                                 61,833,917
                                                                             --------------
COMMERCIAL SERVICES -- 0.1%
  Cendant Corp. (a).........................................        136,500       2,602,031
  Deluxe Corp...............................................         13,200         482,625
  Moore Corp. Ltd...........................................         14,300         157,300
                                                                             --------------
                                                                                  3,241,956
                                                                             --------------
COMPUTER SERVICES -- 2.2%
  3Com Corp. (a)............................................         57,500       2,576,719
  Adobe Systems, Inc........................................         11,200         523,600
  America Online, Inc. (a)..................................         10,900       1,744,000
  Autodesk, Inc.............................................          7,600         324,425
  Automatic Data Processing, Inc............................         48,500       3,889,094
  BMC Software, Inc. (a)....................................         32,600       1,452,737
  Cabletron Systems, Inc. (a)...............................         25,600         214,400
  Ceridian Corp. (a)........................................         11,700         816,806
  Cisco Systems, Inc. (a)...................................        248,500      23,063,906
  Computer Associates International, Inc....................         88,600       3,776,575
  Computer Sciences Corp. (a)...............................         25,300       1,630,269
  Electronic Data Systems Corp..............................         78,000       3,919,500
  EMC Corp. (a).............................................         80,400       6,834,000
  First Data Corp...........................................         69,400       2,199,112
  Microsoft Corp. (a).......................................        396,700      55,017,331

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B11

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
COMPUTER SERVICES (CONT'D.)
  Novell, Inc. (a)..........................................         56,900  $    1,031,312
  Oracle Corp. (a)..........................................        159,500       6,878,437
  Parametric Technology Corp. (a)...........................         43,200         707,400
  Peoplesoft, Inc...........................................         30,000         568,125
  Silicon Graphics, Inc. (a)................................         30,400         391,400
  Unisys Corp...............................................         40,400       1,391,275
                                                                             --------------
                                                                                118,950,423
                                                                             --------------
COMPUTERS -- 1.4%
  Apple Computer, Inc. (a)..................................         21,600         884,250
  Compaq Computer Corp......................................        267,961      11,237,614
  Data General Corp. (a)....................................          7,900         129,856
  Dell Computer Corp. (a)...................................        203,200      14,871,700
  Gateway 2000, Inc. (a)....................................         25,100       1,284,806
  Hewlett-Packard Co........................................        168,600      11,517,487
  International Business Machines Corp......................        149,800      27,675,550
  Seagate Technology, Inc. (a)..............................         39,300       1,188,825
  Sun Microsystems, Inc. (a)................................         61,200       5,240,250
                                                                             --------------
                                                                                 74,030,338
                                                                             --------------
CONSTRUCTION -- 0.6%
  Centex Corp...............................................          9,600         432,600
  Fluor Corp................................................         13,600         578,850
  Foster Wheeler Corp.......................................          6,600          87,037
  Oakwood Homes Corp........................................        572,000       8,687,250
  Pulte Corp................................................          6,900         191,906
  Standard Pacific Corp.....................................        632,400       8,932,650
  Webb (Del E.) Corp........................................        576,500      15,889,781
                                                                             --------------
                                                                                 34,800,074
                                                                             --------------
CONTAINERS -- 0.2%
  Ball Corp.................................................          4,900         224,175
  Bemis Co., Inc............................................          8,600         326,262
  Crown Cork & Seal Co., Inc................................         20,800         640,900
  Owens-Illinois, Inc. (a)..................................        260,800       7,987,000
  Sealed Air Corp...........................................         13,400         684,237
                                                                             --------------
                                                                                  9,862,574
                                                                             --------------
COSMETICS & SOAPS -- 0.7%
  Alberto Culver Co. (Class "B" Stock)......................          9,200         245,525
  Avon Products, Inc........................................         42,800       1,893,900
  Colgate-Palmolive Co......................................         47,900       4,448,712
  Gillette Co...............................................        181,600       8,773,550
  International Flavors & Fragrances, Inc...................         17,700         782,119
  Procter & Gamble Co.......................................        216,700      19,787,419
                                                                             --------------
                                                                                 35,931,225
                                                                             --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Avery Dennison Corp.......................................         17,300         779,581
  Pitney Bowes, Inc.........................................         44,400       2,933,175
  Xerox Corp................................................         52,800       6,230,400
                                                                             --------------
                                                                                  9,943,156
                                                                             --------------
DIVERSIFIED OPERATIONS -- 1.3%
  Fortune Brands, Inc.......................................         27,800         879,175
  General Electric Corp.....................................        522,400      53,317,450
  Loews Corp................................................        183,800      18,058,350
                                                                             --------------
                                                                                 72,254,975
                                                                             --------------
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
DRUGS AND MEDICAL SUPPLIES -- 3.5%
  Abbott Laboratories.......................................        248,000  $   12,152,000
  Allergan, Inc.............................................         10,600         686,350
  ALZA Corp. (a)............................................         13,900         726,275
  American Home Products Corp...............................        210,700      11,865,044
  Amgen, Inc. (a)...........................................         41,700       4,360,256
  Bard (C.R.), Inc..........................................          9,200         455,400
  Bausch & Lomb, Inc........................................          9,000         540,000
  Baxter International, Inc.................................         45,400       2,919,787
  Becton, Dickinson & Co....................................         39,700       1,694,694
  Biomet, Inc...............................................         18,100         728,525
  Boston Scientific Corp. (a)...............................         63,200       1,694,550
  Bristol-Myers Squibb Co...................................        159,700      21,369,856
  Cardinal Health, Inc......................................         32,250       2,446,969
  Guidant Corp..............................................         24,400       2,690,100
  Johnson & Johnson.........................................        217,200      18,217,650
  Lilly (Eli) & Co..........................................        176,900      15,721,987
  Mallinckrodt, Inc.........................................         11,800         363,587
  Medtronic, Inc............................................         75,900       5,635,575
  Merck & Co., Inc..........................................        191,200      28,237,850
  Pfizer, Inc...............................................        210,500      26,404,594
  Pharmacia & Upjohn, Inc...................................         82,300       4,660,237
  Schering-Plough Corp......................................        237,400      13,116,350
  St. Jude Medical, Inc. (a)................................         14,900         412,544
  Warner-Lambert Co.........................................        132,400       9,954,825
                                                                             --------------
                                                                                187,055,005
                                                                             --------------
ELECTRONICS -- 1.3%
  Advanced Micro Devices, Inc. (a)..........................         23,000         665,562
  AMP Inc...................................................         35,700       1,858,631
  Applied Materials, Inc. (a)...............................         59,400       2,535,637
  Belden, Inc...............................................        275,600       5,839,275
  EG&G, Inc.................................................          7,300         203,031
  Emerson Electric Co.......................................         71,900       4,498,244
  Grainger (W.W.), Inc......................................         16,100         670,162
  Harris Corp...............................................         13,000         476,125
  Honeywell, Inc............................................         20,600       1,551,437
  Intel Corp................................................        269,700      31,976,306
  KLA-Tencor Corp. (a)......................................         13,700         594,237
  LSI Logic Corp. (a).......................................         23,000         370,875
  Micron Technology, Inc....................................         34,300       1,734,294
  Motorola, Inc.............................................         96,800       5,910,850
  National Semiconductor Corp. (a)..........................         26,700         360,450
  Perkin-Elmer Corp.........................................          7,900         770,744
  Rockwell International Corp...............................         32,500       1,578,281
  Solectron Corp............................................          5,200         483,275
  Tektronix, Inc............................................          8,200         246,512
  Texas Instruments, Inc....................................         63,200       5,407,550
  Thomas & Betts Corp.......................................          9,000         389,812
                                                                             --------------
                                                                                 68,121,290
                                                                             --------------
ENGINEERING & CONSTRUCTION -- 0.1%
  Giant Cement Holding, Inc. (a)............................        244,900       6,061,275
                                                                             --------------
ENVIRONMENTAL SERVICES -- 0.2%
  Browning-Ferris Industries, Inc...........................         29,800         847,437
  Waste Management, Inc.....................................        256,562      11,962,203
                                                                             --------------
                                                                                 12,809,640
                                                                             --------------
FINANCIAL SERVICES -- 3.0%
  American Express Co.......................................         73,300       7,494,925
  Associates First Capital Corp.............................        112,390       4,762,526
  Bear Stearns Companies, Inc...............................         17,500         654,062
  Block (H.R.), Inc.........................................         17,000         765,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B12

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
FINANCIAL SERVICES (CONT'D.)
  Capital One Financial Corp................................         10,200  $    1,173,000
  Citigroup, Inc............................................        584,451      28,930,324
  Countrywide Credit Industries, Inc........................         17,600         883,300
  Dun & Bradstreet Corp.....................................         27,600         871,125
  Federal Home Loan Mortgage Corp...........................        109,600       7,062,350
  Federal National Mortgage Association.....................        167,500      12,395,000
  Fifth Third Bancorp.......................................         41,100       2,930,944
  Franklin Resources, Inc...................................         41,000       1,312,000
  Household International, Inc..............................         78,392       3,106,283
  Lehman Brothers Holdings, Inc.............................        724,900      31,940,906
  MBNA Corp.................................................        121,800       3,037,387
  Merrill Lynch & Co., Inc..................................        294,000      19,624,500
  Morgan Stanley Dean Witter & Co...........................        317,795      22,563,445
  Paychex, Inc..............................................         23,000       1,183,062
  Schwab (Charles) Corp. (a)................................         64,500       3,624,094
  SLM Holding Corp..........................................         26,000       1,248,000
  State Street Corp.........................................         26,100       1,815,581
  SunAmerica, Inc...........................................         31,700       2,571,662
  Transamerica Corp.........................................         10,200       1,178,100
  Washington Mutual, Inc....................................         92,336       3,526,081
                                                                             --------------
                                                                                164,653,657
                                                                             --------------
FOOD & BEVERAGES -- 2.3%
  Anheuser-Busch Companies, Inc.............................         79,400       5,210,625
  Archer-Daniels-Midland Co.................................        101,115       1,737,914
  Bestfoods.................................................         46,700       2,486,775
  Brown-Forman Corp. (Class "B" Stock)......................         11,200         847,700
  Campbell Soup Co..........................................         74,000       4,070,000
  Coca-Cola Co..............................................        395,900      26,475,812
  Coca-Cola Enterprises, Inc................................         62,000       2,216,500
  ConAgra, Inc..............................................         77,100       2,428,650
  Coors (Adolph) Co. (Class "B" Stock)......................          6,000         338,625
  General Mills, Inc........................................         25,700       1,998,175
  Heinz (H.J.) & Co.........................................         59,300       3,357,862
  Hershey Foods Corp........................................         23,200       1,442,750
  Kellogg Co................................................         66,600       2,272,725
  PepsiCo, Inc..............................................        240,300       9,837,281
  Pioneer Hi-Bred International, Inc........................         39,600       1,069,200
  Quaker Oats Co............................................         22,400       1,332,800
  Ralston-Ralston Purina Group..............................         52,000       1,683,500
  RJR Nabisco Holdings Corp.................................      1,124,200      33,374,688
  Sara Lee Corp.............................................        149,600       4,216,850
  Seagram Co., Ltd..........................................         57,800       2,196,400
  Sysco Corp................................................         55,200       1,514,550
  Whitman Corp..............................................        545,200      13,834,450
  Wrigley (William) Jr. Co..................................         18,800       1,683,775
                                                                             --------------
                                                                                125,627,607
                                                                             --------------
FOREST PRODUCTS -- 1.5%
  Boise Cascade Corp........................................        669,400      20,751,400
  Champion International Corp...............................        404,400      16,378,200
  Fort James Corp...........................................         35,200       1,408,000
  Georgia-Pacific Corp......................................         15,000         878,437
  International Paper Co....................................         49,000       2,195,812
  Louisiana-Pacific Corp....................................        706,600      12,939,612
  Mead Corp.................................................        406,800      11,924,325
  Potlatch Corp.............................................          4,700         173,312
  Temple-Inland, Inc........................................          9,100         539,744
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------

FOREST PRODUCTS (CONT'D.)
  Union Camp Corp...........................................         11,300  $      762,750
  Westvaco Corp.............................................         16,600         445,087
  Weyerhaeuser Co...........................................         32,300       1,641,244
  Willamette Industries, Inc................................        302,500      10,133,750
                                                                             --------------
                                                                                 80,171,673
                                                                             --------------
GAS PIPELINES -- 0.1%
  Columbia Energy Group.....................................         13,500         779,625
  Consolidated Natural Gas Co...............................         15,500         837,000
  Peoples Energy Corp.......................................          5,700         227,287
  Sempra Energy.............................................         37,053         940,220
  Sonat, Inc................................................         17,800         481,712
  Williams Companies, Inc...................................         66,600       2,077,087
                                                                             --------------
                                                                                  5,342,931
                                                                             --------------
HOSPITALS/HOSPITAL MANAGEMENT -- 0.6%
  Columbia/HCA Healthcare Corp..............................        911,500      22,559,625
  HBO & Co..................................................         71,300       2,045,419
  Healthsouth Corp. (a).....................................         65,700       1,014,244
  Humana, Inc. (a)..........................................         26,600         473,812
  IMS Health, Inc...........................................         26,300       1,984,006
  Manor Care, Inc...........................................         13,300         390,687
  Service Corp. International...............................         40,800       1,552,950
  Shared Medical Systems Corp...............................          4,200         209,475
  Tenet Healthcare Corp. (a)................................         49,700       1,304,625
                                                                             --------------
                                                                                 31,534,843
                                                                             --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.3%
  Clorox Co.................................................         16,700       1,950,769
  Kimberly-Clark Corp.......................................         90,100       4,910,450
  Leggett & Platt, Inc......................................        470,800      10,357,600
                                                                             --------------
                                                                                 17,218,819
                                                                             --------------
HOUSING RELATED -- 1.3%
  Armstrong World Industries, Inc...........................          6,500         392,031
  Fleetwood Enterprises, Inc................................          6,100         211,975
  Hanson, PLC, ADR, (United Kingdom)........................      1,221,100      47,622,900
  Kaufman & Broad Home Corp.................................          6,400         184,000
  Lowe's Companies, Inc.....................................         56,800       2,907,450
  Masco Corp................................................         53,500       1,538,125
  Maytag Corp...............................................         15,400         958,650
  Owens Corning.............................................        413,400      14,649,862
  Stanley Works.............................................         14,400         399,600
  Tupperware Corp...........................................          9,900         162,731
  Whirlpool Corp............................................         12,100         670,037
                                                                             --------------
                                                                                 69,697,361
                                                                             --------------
INSURANCE -- 2.3%
  Aetna, Inc................................................         24,100       1,894,862
  Allstate Corp.............................................        135,800       5,245,275
  American General Corp.....................................         41,100       3,205,800
  American International Group, Inc.........................        169,200      16,348,950
  Aon Corp..................................................         27,100       1,500,662
  Berkley (W.R.) Corp.......................................        175,850       5,989,891
  Berkshire Hathaway, Inc. (Class "B" Stock)................            494       1,159,725
  Chubb Corp................................................         27,600       1,790,550
  CIGNA Corp................................................         36,000       2,783,250
  Cincinnati Financial Corp.................................         26,700         977,887
  Conseco, Inc..............................................         50,687       1,549,121
  Financial Security Assurance Holdings Ltd.................        140,100       7,600,425

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B13

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
INSURANCE (CONT'D.)
  Hartford Financial Services Group, Inc....................         38,300  $    2,101,712
  Jefferson-Pilot Corp......................................         17,200       1,290,000
  Lincoln National Corp.....................................         16,600       1,358,087
  Marsh & McLennan Companies, Inc...........................         41,300       2,413,469
  MBIA, Inc.................................................         15,900       1,042,444
  Magic Investment Corp.....................................         18,500         736,531
  Progressive Corp..........................................         11,700       1,981,687
  Provident Companies, Inc..................................        238,400       9,893,600
  Reinsurance Group of America, Inc.........................        474,600      33,222,000
  SAFECO Corp...............................................         22,900         983,269
  St. Paul Companies, Inc...................................         37,400       1,299,650
  TIG Holdings, Inc.........................................        351,200       5,465,550
  Torchmark Corp............................................         22,700         801,594
  Trenwick Group, Inc.......................................        273,300       8,916,413
  United Healthcare Corp....................................         30,500       1,313,406
  UNUM Corp.................................................         22,500       1,313,438
                                                                             --------------
                                                                                124,179,248
                                                                             --------------
INTRUMENTS - CONTROLS -- 0.1%
  Parker-Hannifin Corp......................................        194,900       6,382,975
                                                                             --------------
LEISURE -- 0.3%
  Brunswick Corp............................................         16,200         400,950
  Carnival Corp. (Class "A" Stock)..........................         78,500       3,768,000
  Disney (Walt) Co..........................................        328,300       9,849,000
  Harrah's Entertainment, Inc. (a)..........................         16,400         257,275
  Hilton Hotels Corp........................................         40,600         776,475
  King World Productions, Inc...............................         11,900         350,306
  Marriott International, Inc. (Class "A" Stock)............         41,400       1,200,600
  Mirage Resorts, Inc. (a)..................................         29,100         434,681
                                                                             --------------
                                                                                 17,037,287
                                                                             --------------
MACHINERY -- 0.6%
  Briggs & Stratton Corp....................................          4,000         199,500
  Case Corp.................................................        369,200       8,053,175
  Caterpillar, Inc..........................................         60,400       2,778,400
  Cooper Industries, Inc....................................         19,600         934,675
  Deere & Co................................................         40,500       1,341,563
  Dover Corp................................................         36,100       1,322,163
  DT Industries, Inc........................................        146,800       2,312,100
  Eaton Corp................................................         11,600         819,975
  Global Industrial Technologies, Inc. (a)..................        258,100       2,758,444
  Harnischfeger Industries, Inc.............................          7,800          79,463
  Ingersoll-Rand Co.........................................         26,900       1,262,619
  Milacron, Inc.............................................          6,400         123,200
  Paxar Corp................................................        954,575       8,531,514
  Snap-On, Inc..............................................          9,900         344,644
  Timken Co.................................................         10,200         192,525
                                                                             --------------
                                                                                 31,053,960
                                                                             --------------
MANUFACTURING -- 0.5%
  Flowserve Corp............................................        161,991       2,682,976
  Hussmann International, Inc...............................        272,600       5,281,625
  Illinois Tool Works, Inc..................................         40,400       2,343,200
  Smith (A.O.) Corp.........................................        433,350      10,644,159
  Tyco International Ltd....................................        102,157       7,706,469
                                                                             --------------
                                                                                 28,658,429
                                                                             --------------
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
MEDIA -- 2.2%
  CBS Corp. (a).............................................        910,000  $   29,802,500
  Central Newspapers, Inc.(Class "A" Stock).................        205,300      14,666,119
  Clear Channel Communications, Inc. (a)....................         40,000       2,180,000
  Comcast Corp. (Special Class "A" Stock)...................         57,600       3,380,400
  Donnelley (R.R.) & Sons Co................................         23,700       1,038,356
  Dow Jones & Co., Inc......................................         15,600         750,750
  Gannett Co., Inc..........................................         46,000       3,044,625
  Houghton Mifflin Co.......................................        240,700      11,373,075
  Interpublic Group of Companies, Inc.......................         21,200       1,690,700
  Knight-Ridder, Inc........................................        251,600      12,863,051
  Lee Enterprises, Inc......................................        208,900       6,580,350
  McGraw-Hill, Inc..........................................         16,100       1,640,188
  Mediaone Group, Inc.......................................         98,500       4,629,500
  Meredith Corp.............................................          8,600         325,725
  New York Times Co. (Class "A" Stock)......................         31,200       1,082,250
  Tele-Communications, Inc. (Class "A" Stock) (a)...........         82,268       4,550,449
  Time Warner, Inc..........................................        189,400      11,754,638
  Times Mirror Co. (Class "A" Stock)........................         14,300         800,800
  Tribune Co................................................         19,900       1,313,400
  Viacom, Inc. (Class "B" Stock) (a)........................         57,300       4,240,200
                                                                             --------------
                                                                                117,707,076
                                                                             --------------
METALS-FERROUS -- 0.8%
  AK Steel Holding Corp.....................................        880,000      20,680,000
  Allegheny Teledyne, Inc...................................         31,800         649,913
  Bethlehem Steel Corp. (a).................................        924,400       7,741,851
  LTV Corp..................................................        841,400       4,890,638
  Material Sciences Corp. (a)...............................        397,900       3,382,150
  National Steel Corp. (Class "B" Stock) (a)................        172,800       1,231,200
  Nucor Corp................................................         14,200         614,150
  USX-U.S. Steel Group, Inc.................................        291,100       6,695,300
  Worthington Industries, Inc...............................         15,700         196,250
                                                                             --------------
                                                                                 46,081,452
                                                                             --------------
METALS-NON FERROUS -- 1.0%
  Alcan Aluminum Ltd........................................         36,900         998,606
  Aluminum Company of America...............................        678,200      50,568,287
  Cyprus Amax Minerals Co...................................         15,100         151,000
  Inco Ltd..................................................         27,000         285,188
  Reynolds Metals Co........................................         11,900         626,981
                                                                             --------------
                                                                                 52,630,062
                                                                             --------------
MINERAL RESOURCES
  ASARCO, Inc...............................................          6,500          97,906
  Burlington Resources, Inc.................................         28,600       1,024,237
  Homestake Mining Co.......................................         34,300         315,131
  Phelps Dodge Corp.........................................          9,500         483,313
                                                                             --------------
                                                                                  1,920,587
                                                                             --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.9%
  AES Corp..................................................         25,000       1,184,375
  Coltec Industries, Inc....................................        179,200       3,494,400
  Crane Co..................................................         11,100         335,081
  Danaher Corp..............................................         14,000         760,375
  Donaldson Co., Inc........................................        448,600       9,308,450
  Ecolab, Inc...............................................         20,900         756,319

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B14

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
MISCELLANEOUS - BASIC INDUSTRY (CONT'D.)
  IDEX Corp.................................................        246,700  $    6,044,150
  ITT Industries, Inc.......................................         19,300         767,175
  Laidlaw, Inc..............................................         53,300         536,331
  Mark IV Industries, Inc...................................        355,500       4,621,500
  Millipore Corp............................................          7,000         199,063
  NACCO Industries, Inc. (Class "A" Stock)..................          1,300         119,600
  Pall Corp.................................................         20,200         511,313
  PPG Industries, Inc.......................................         28,900       1,683,425
  Textron, Inc..............................................         26,700       2,027,531
  Thermo Electron Corp. (a).................................         25,800         436,988
  Trinity Industries, Inc...................................        214,100       8,242,850
  Wolverine Tube, Inc. (a)..................................        155,300       3,261,300
  York International Corp...................................        110,600       4,513,863
                                                                             --------------
                                                                                 48,804,089
                                                                             --------------
MISCELLANEOUS - CONSUMER GROWTH/STAPLE -- 0.6%
  American Greetings Corp. (Class "A" Stock)................         11,800         484,538
  Black & Decker Corp.......................................         15,400         863,362
  Corning, Inc..............................................         37,400       1,683,000
  Eastman Kodak Co..........................................        195,400      14,068,800
  Jostens, Inc..............................................          6,300         164,981
  Minnesota Mining & Manufacturing Co.......................         66,200       4,708,475
  Polaroid Corp.............................................          7,300         136,419
  Rubbermaid, Inc...........................................         24,300         763,931
  Unilever N.V., ADR, (United Kingdom)......................        103,800       8,608,913
                                                                             --------------
                                                                                 31,482,419
                                                                             --------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc..............................................         27,600         940,125
                                                                             --------------
OIL & GAS -- 2.4%
  Amerada Hess Corp.........................................         14,800         736,300
  Amoco Corp................................................        154,200       9,309,825
  Anadarko Petroleum Corp...................................         19,400         598,975
  Ashland, Inc..............................................         12,200         590,175
  Atlantic Richfield Co.....................................         52,000       3,393,000
  Basin Exploration, Inc. (a)...............................         71,400         896,963
  Cabot Oil & Gas Corp. (Class "A" Stock)...................        363,800       5,457,000
  Chevron Corp..............................................        106,500       8,832,844
  Coastal Corp..............................................         34,500       1,205,344
  Eastern Enterprises.......................................          3,300         144,375
  Enron Oil & Gas Co........................................        198,700       3,427,575
  Exxon Corp................................................        393,100      28,745,438
  Kerr-McGee Corp...........................................          7,700         294,525
  Mobil Corp................................................        125,500      10,934,188
  Murphy Oil Corp...........................................        114,000       4,702,500
  NICOR, Inc................................................          7,800         329,550
  Noble Affiliates, Inc.....................................        208,900       5,144,163
  Phillips Petroleum Co.....................................         42,600       1,815,825
  Pioneer Natural Resources Co..............................      1,488,431      13,023,771
  Royal Dutch Petroleum Co..................................        345,700      16,550,388
  Seagull Energy Corp. (a)..................................        245,500       1,549,719
  Sunoco, Inc...............................................         15,300         551,756
  Texaco, Inc...............................................         87,700       4,637,138
  Union Pacific Resources Group, Inc........................         41,200         373,375
  Unocal Corp...............................................         39,900       1,164,581
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------

OIL & GAS (CONT'D.)
  USX-Marathon Group........................................         46,800  $    1,409,850
  Western Gas Resources, Inc................................        423,100       2,432,825
                                                                             --------------
                                                                                128,251,968
                                                                             --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.7%
  Elf Aquitaine SA, ADR, (France)...........................        513,400      29,071,275
  Occidental Petroleum Corp.................................         57,100         963,563
  Oryx Energy Co. (a).......................................        524,100       7,042,594
                                                                             --------------
                                                                                 37,077,432
                                                                             --------------
OIL & GAS SERVICES -- 1.3%
  Apache Corp...............................................         15,500         392,344
  Baker Hughes, Inc.........................................         51,340         908,076
  Enron Corp................................................         53,200       3,035,725
  Halliburton Co............................................         70,900       2,100,413
  Helmerich & Payne, Inc....................................          8,200         158,875
  J. Ray McDermott, SA......................................        672,900      16,443,994
  McDermott International, Inc..............................      1,745,600      43,094,501
  ONEOK, Inc................................................          5,000         180,625
  Rowan Companies, Inc. (a).................................         14,100         141,000
  Schlumberger Ltd..........................................         85,800       3,957,525
                                                                             --------------
                                                                                 70,413,078
                                                                             --------------
PRECIOUS METALS -- 0.1%
  Apex Silver Mines Ltd.....................................        340,400       2,808,300
  Barrick Gold Corp.........................................         60,400       1,177,800
  Battle Mountain Gold Co...................................         37,200         153,450
  Freeport-McMoRan Copper & Gold, Inc. (Class "B" Stock)....         31,400         327,738
  Newmont Mining Corp.......................................         25,400         458,788
  Placer Dome, Inc..........................................         40,000         460,000
                                                                             --------------
                                                                                  5,386,076
                                                                             --------------
RAILROADS -- 0.1%
  Burlington Northern Santa Fe Corp.........................         75,900       2,561,625
  CSX Corp..................................................         35,400       1,469,100
  Norfolk Southern Corp.....................................         61,100       1,936,106
  Union Pacific Corp........................................         40,000       1,802,500
                                                                             --------------
                                                                                  7,769,331
                                                                             --------------
REAL ESTATE DEVELOPMENT -- 1.2%
  Crescent Operating, Inc...................................         67,240         319,390
  Crescent Real Estate Equities Co..........................      1,377,600      31,684,800
  Equity Residential Properties Trust.......................        150,900       6,102,019
  Vornado Operating, Inc. (a)...............................         20,000         161,250
  Vornado Realty Trust (a)..................................        745,100      25,147,125
                                                                             --------------
                                                                                 63,414,584
                                                                             --------------
RESTAURANTS -- 0.2%
  Darden Restaurants, Inc...................................         19,000         342,000
  McDonald's Corp...........................................        111,700       8,559,013
  Tricon Global Restaurants, Inc. (a).......................         24,600       1,233,075
  Wendy's International, Inc................................         21,500         468,969
                                                                             --------------
                                                                                 10,603,057
                                                                             --------------
RETAIL -- 3.7%
  Albertson's, Inc..........................................         39,800       2,534,763
  American Stores Co........................................         44,300       1,636,331
  AutoZone, Inc. (a)........................................         24,600         810,263
  Bombay Co., Inc. (a)......................................        571,600       3,179,525
  Charming Shoppes, Inc. (a)................................      3,332,400      14,370,975
  Circuit City Stores, Inc..................................         16,000         799,000
  Consolidated Stores Corp..................................         17,400         351,263
  Costco Companies, Inc. (a)................................         34,700       2,504,906

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B15

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
RETAIL (CONT'D.)
  CVS Corp..................................................         62,000  $    3,410,000
  Dayton-Hudson Corp........................................         70,800       3,840,900
  Designs, Inc. (a).........................................        203,900         395,056
  Dillard's, Inc............................................        148,300       4,208,013
  Dollar General Corp.......................................         27,500         649,688
  Federated Department Stores, Inc. (a).....................         34,000       1,481,125
  Fred Meyer, Inc...........................................         23,000       1,385,750
  Great Atlantic & Pacific Tea Co., Inc.....................          6,200         183,675
  Harcourt General, Inc.....................................         11,500         611,656
  Home Depot, Inc...........................................        237,200      14,513,675
  IKON Office Solutions, Inc................................         21,800         186,663
  J.C. Penney Co., Inc......................................         40,500       1,898,438
  Jan Bell Marketing, Inc. (a)..............................        295,700       1,903,569
  Kmart Corp. (a)...........................................      2,576,000      39,445,000
  Kohl's Corp. (a)..........................................         25,200       1,548,225
  Kroger Co. (a)............................................         41,300       2,498,650
  Liz Claiborne, Inc........................................         10,900         344,031
  Longs Drug Stores, Inc....................................          6,300         236,250
  May Department Stores Co..................................         37,500       2,264,063
  Newell Co.................................................         25,800       1,064,250
  Nordstrom, Inc............................................         28,900       1,002,469
  Pep Boys - Manny, Moe & Jack..............................         10,300         161,581
  Phillips-Van Heusen Corp..................................        389,200       2,797,375
  Rite Aid Corp.............................................         41,800       2,071,713
  Safeway, Inc. (a).........................................         72,000       4,387,500
  Sears, Roebuck & Co.......................................         63,500       2,698,750
  Sherwin-Williams Co.......................................         28,000         822,500
  Staples, Inc. (a).........................................         43,000       1,878,563
  Supervalu, Inc............................................         19,400         543,200
  Tandy Corp................................................         16,700         687,831
  The Gap, Inc..............................................         96,300       5,416,875
  The Limited, Inc..........................................        826,500      24,071,813
  TJX Companies, Inc........................................         52,400       1,519,600
  Toys 'R' Us, Inc. (a).....................................        404,100       6,819,188
  Wal-Mart Stores, Inc......................................        360,200      29,333,788
  Walgreen Co...............................................         80,300       4,702,569
  Winn-Dixie Stores, Inc....................................         24,100       1,081,488
                                                                             --------------
                                                                                198,252,506
                                                                             --------------
RUBBER -- 0.2%
  Cooper Tire & Rubber Co...................................         12,800         261,600
  Goodyear Tire & Rubber Co.................................        186,400       9,401,550
                                                                             --------------
                                                                                  9,663,150
                                                                             --------------
TELECOMMUNICATIONS -- 3.4%
  Airtouch Communications, Inc. (a).........................         91,400       6,592,225
  Alcatel Alsthom, ADR, (France)............................        513,000      12,536,438
  Alltel Corp...............................................         43,000       2,571,938
  Ameritech Corp............................................        177,500      11,249,063
  Andrew Corp. (a)..........................................         14,300         235,950
  Ascend Communications, Inc. (a)...........................         31,300       2,057,975
  AT&T Corp.................................................        290,800      21,882,700
  Bell Atlantic Corp........................................        251,800      14,305,388
  BellSouth Corp............................................        316,000      15,760,500
  Deutsche Telekom AG, ADR, (Germany).......................        185,000       6,058,750
  Frontier Corp.............................................         26,700         907,800
  General Instrument Corp...................................         24,000         814,500
  GTE Corp..................................................        155,300      10,473,044
  Lucent Technologies, Inc..................................        211,000      23,210,000
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
TELECOMMUNICATIONS (CONT'D.)
  MCI WorldCom, Inc.........................................        287,270  $   20,611,623
  Nextel Communications, Inc. (Class "A" Stock) (a).........         42,500       1,004,063
  Northern Telecom Ltd......................................        105,800       5,303,225
  SBC Communications, Inc...................................        313,200      16,795,350
  Scientific-Atlanta, Inc...................................         12,800         292,000
  Sprint Corp...............................................         69,700       5,863,513
  Sprint Corp. (PCS Group)..................................         46,850       1,083,406
  Tellabs, Inc. (a).........................................         30,600       2,098,013
  US West, Inc..............................................         80,441       5,198,500
                                                                             --------------
                                                                                186,905,964
                                                                             --------------
TEXTILES -- 0.1%
  National Service Industries, Inc..........................          6,900         262,200
  Pillowtex Corp. (a).......................................         73,932       1,977,681
  Russell Corp..............................................          5,900         119,844
  Springs Industries, Inc...................................          3,300         136,744
  Tultex Corp. (a)..........................................        362,600         317,275
  VF Corp...................................................         19,800         928,125
                                                                             --------------
                                                                                  3,741,869
                                                                             --------------
TOBACCO -- 0.8%
  Philip Morris Co., Inc....................................        801,400      42,874,900
  UST, Inc..................................................         29,800       1,039,275
                                                                             --------------
                                                                                 43,914,175
                                                                             --------------
TOYS
  Hasbro, Inc...............................................         21,600         780,300
  Mattel, Inc...............................................         47,200       1,076,750
                                                                             --------------
                                                                                  1,857,050
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp. (a).................................         23,800       2,118,200
  Ryder System, Inc.........................................         12,400         322,400
  Yellow Corp. (a)..........................................        178,700       3,417,638
                                                                             --------------
                                                                                  5,858,238
                                                                             --------------
UTILITY - ELECTRIC -- 0.7%
  Ameren Corp...............................................         22,200         947,663
  American Electric Power Co., Inc..........................         30,700       1,444,819
  Baltimore Gas & Electric Co...............................         24,000         741,000
  Carolina Power & Light Co.................................         24,400       1,148,325
  Central & South West Corp.................................         34,400         943,850
  CINergy Corp..............................................         25,600         880,000
  Consolidated Edison, Inc..................................         38,100       2,014,538
  Dominion Resources, Inc...................................         31,400       1,467,950
  DTE Energy Co.............................................         23,500       1,007,563
  Duke Energy Corp..........................................         58,300       3,734,844
  Edison International......................................         58,900       1,641,838
  Entergy Corp..............................................         39,600       1,232,550
  FirstEnergy Corp. (a).....................................         37,300       1,214,581
  FPL Group, Inc............................................         29,500       1,817,938
  GPU, Inc..................................................         20,600         910,263
  Houston Industries, Inc...................................         47,600       1,529,150
  New Century Energies, Inc.................................         15,000         731,250
  Niagara Mohawk Power Corp. (a)............................         24,300         391,838
  Northern States Power Co..................................         24,200         671,550
  Pacific Gas & Electric Co.................................         61,800       1,946,700
  PacifiCorp................................................         48,100       1,013,106
  PECO Energy Co............................................         36,100       1,502,663
  PP&L Resources, Inc.......................................         26,900         749,838
  Public Service Enterprise Group, Inc......................         37,600       1,504,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B16

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
UTILITY - ELECTRIC (CONT'D.)
  Southern Co...............................................        111,800  $    3,249,188
  Texas Utilities Co........................................         44,500       2,077,594
  Unicom Corp...............................................         35,100       1,353,544
                                                                             --------------
                                                                                 37,868,143
                                                                             --------------
TOTAL COMMON STOCKS
  (cost $2,611,554,092)....................................................   2,858,308,143
                                                                             --------------
PREFERRED STOCKS -- 0.8%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Capital Corp. (Portugal)..................      1,000,000      25,000,000
                                                                             --------------
TELECOMMUNICATIONS -- 0.3%
  Telecomunicacoes Brasileiras S.A., ADR (Brazil)...........        223,400      16,238,388
                                                                             --------------
TOTAL PREFERRED STOCKS
  (cost $47,988,630).......................................................      41,238,388
                                                                             --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
LONG-TERM BONDS -- 35.1%                            (UNAUDITED)     (000)
                                                    ------------  ---------
AEROSPACE -- 0.7%
  Raytheon Co.,
    5.95%, 03/15/01...............................      Baa1      $  14,000      14,122,920
    6.40%, 12/15/18...............................      Baa1         25,000      24,812,500
                                                                             --------------
                                                                                 38,935,420
                                                                             --------------
AIRLINES -- 2.3%
  Continental Airlines, Inc.,
    8.00%, 12/15/05...............................      Ba2          15,000      14,821,500
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      24,187,118
    10.375%, 02/01/11.............................      Ba1          31,250      39,896,250
  United Airlines, Inc.,
    10.67%, 05/01/04..............................      Baa3         19,500      23,072,400
    11.21%, 05/01/14..............................      Baa3         17,500      22,981,000
                                                                             --------------
                                                                                124,958,268
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.2%
  California Infrastructure,
    1997-1 6.17%, 03/25/03........................       A3           4,000       4,049,040
  Standard Credit Card Master Trust, 1993-2A
    5.95%, 10/07/04...............................      Aaa           4,500       4,566,060
                                                                             --------------
                                                                                  8,615,100
                                                                             --------------
AUTO - CARS & TRUCKS -- 0.2%
  Navistar International Corp.,
    7.00%, 02/01/03...............................      Ba1          11,500      11,501,797
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 1.9%
  Banco de Commercio Exterior de Columbia, SA,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................       NR           5,500       5,390,000
  Bank of Nova Scotia (Canada),
    6.50%, 07/15/07...............................       A1           5,400       5,437,692
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  Bayerische Landesbank Girozentrale (Germany),
    5.875%, 12/01/08..............................      Aaa       $  12,500  $   12,780,000
  Capital One Bank,
    6.844%, 06/13/00..............................      Baa3         23,900      24,081,401
  Central Hispano Financial Services (Portugal),
    6.188%, 04/28/05..............................       A3           5,000       4,966,600
  Citicorp, M.T.N.,
    6.375%, 11/15/08..............................       A1          12,500      12,924,625
  Kansallis-Osake-Pankki (Finland),
    8.65%, 01/01/49...............................      Baa1          9,000       9,132,480
  National Australia Bank (Australia),
    6.40%, 12/10/07...............................       A1           8,700       8,874,000
    6.60%, 12/10/07...............................       A1           5,000       5,182,500
  Okobank (Finland),
    6.75%, 09/27/49...............................       A3          16,250      16,233,750
                                                                             --------------
                                                                                105,003,048
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.0%
  Cable & Wire Communications PLC (United
    Kingdom),
    6.75%, 12/01/08...............................      Baa1         12,100      12,334,740
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Ba2           5,100       5,409,876
  Rogers Cablesystems, Inc. (Canada),
    10.00%, 03/15/05..............................      Ba3           2,000       2,240,000
  Tele-Communications, Inc.,
    6.34%, 02/01/02...............................      Ba1           8,500       8,706,125
    7.375%, 02/15/00..............................      Ba1           6,000       6,130,500
    9.875%, 06/15/22..............................      Baa3         12,878      18,257,784
                                                                             --------------
                                                                                 53,079,025
                                                                             --------------
COMPUTERS SOFTWARE & SERVICES -- 0.3%
  Computer Associates International, Inc.,
    6.375%, 04/15/05..............................      Baa1         13,750      13,607,550
                                                                             --------------
CONSULTING -- 0.6%
  Comdisco, Inc.,
    5.94%, 04/13/00...............................      Baa1         12,500      12,468,750
    6.32%, 11/27/00...............................      Baa1         19,000      19,088,540
    6.375%, 11/30/01..............................      Baa1          2,700       2,711,691
                                                                             --------------
                                                                                 34,268,981
                                                                             --------------
CONSUMER SERVICES -- 0.6%
  Loewen Group, Inc.,
    7.20%, 06/01/03...............................      Ba3          20,000      16,800,000
    7.60%, 06/01/08...............................      Ba3          16,200      12,798,000
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,588,375
                                                                             --------------
                                                                                 32,186,375
                                                                             --------------
CONTAINERS -- 0.7%
  Owens-Illinois, Inc.,
    7.15%, 05/15/05...............................      Ba1          40,000      40,088,400
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B17

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
DRUGS & MEDICAL SUPPLIES -- 0.1%
  Mallinckrodt, Inc.,
    6.30%, 03/15/11 (b)...........................      Baa2      $   8,000  $    7,876,500
                                                                             --------------
FINANCIAL SERVICES -- 7.7%
  Advanta Corp., M.T.N.,
    6.99%, 10/18/99...............................      Ba3          10,000       9,632,000
  Associates Corp.,
    6.95%, 11/01/18...............................      Aa3          29,000      30,901,820
  AT&T Capital Corp,
    7.50%, 11/15/00...............................      Baa3         40,000      40,489,600
  AT&T Capital Corp., M.T.N.,
    6.25%, 05/15/01...............................      Baa3         16,500      16,275,435
  Calair Capital Corp.,
    8.125%, 04/01/08..............................      Ba2           6,000       5,867,700
  Conseco, Inc.,
    6.40%, 06/15/11...............................      Baa2         25,000      23,972,500
    6.80%, 06/15/05...............................      Baa3          2,000       1,815,600
    8.70%, 11/15/26...............................      Ba2          30,038      27,443,161
    8.796%, 04/01/27..............................      Ba2          10,200       9,325,860
  ContiFinancial Corp.,
    7.50%, 03/15/02...............................      Ba1           7,740       5,418,000
    8.125%, 04/01/08..............................      Ba1          10,700       7,276,000
    8.375%, 08/15/03..............................      Ba1           8,000       5,600,000
  Enterprise Rent-A-Car USA Finance Co.,
    6.35%, 01/15/01...............................      Baa3         21,000      21,050,610
    6.95%, 03/01/04...............................      Baa2          7,500       7,569,900
    7.00%, 06/15/00...............................      Baa3         13,500      13,557,645
  General Motors Acceptance Corp., M.T.N.,
    5.95%, 04/20/01...............................       A3          14,700      14,817,600
  International Lease Finance Corp.,
    6.00%, 05/15/02...............................       A1          43,100      43,502,123
  Lehman Brothers Holdings, Inc.,
    6.40%, 08/30/00...............................      Baa1         25,650      25,656,413
  MCN Investment Corp.,
    6.30%, 04/02/11...............................      Baa2          8,250       8,194,725
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,
    6.875%, 11/15/18..............................      Aa3          18,500      19,178,025
  Morgan Stanley Dean Witter & Co., M.T.N.,
    5.89%, 03/20/00...............................       A1          15,000      15,105,600
    6.09%, 03/09/11...............................       A1          15,000      15,200,250
  PT Alatief Freeport Co. (Netherlands),
    9.75%, 04/15/01(a)/(c)........................      Ba2           7,600       5,472,000
  Salomon, Inc., M.T.N.,
    6.59%, 02/21/01...............................      Baa1          8,250       8,408,400
    6.75%, 08/15/03...............................      Baa1          5,000       5,162,200
    7.25%, 05/01/01...............................      Baa1          8,625       8,933,430
  Textron Financial Corp.,
    6.05%, 03/16/09 1997-A........................      Aaa          17,639      17,672,740
                                                                             --------------
                                                                                413,499,337
                                                                             --------------
FOREST PRODUCTS -- 0.2%
  Fort James Corp.,
    6.234%, 03/15/11 1997-A.......................      Baa3         11,000      11,103,510
                                                                             --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
INDUSTRIAL -- 2.0%
  Compania Sud Americana de Vapores, S.A. (Chile),
    7.375%, 12/08/03..............................       NR       $   5,650  $    5,070,875
  Scotia Pacific Co.,
    7.71%, 01/20/14...............................       NR           9,800       9,327,248
    7.71%, 01/20/14...............................       NR          29,500      26,428,460
  Security Capital Group,
    6.95%, 06/15/05...............................      Baa1          4,500       4,297,500
  U.S. Filter Corp.,
    6.375%, 05/15/01..............................      Ba1          20,000      19,785,600
    6.50%, 05/15/03...............................      Ba1          42,000      40,911,780
                                                                             --------------
                                                                                105,821,463
                                                                             --------------
LODGING -- 1.0%
  ITT Corp.,
    6.25%, 11/15/00...............................      Baa2         41,983      40,502,679
    6.75%, 11/15/03...............................      Baa2         14,000      12,891,620
                                                                             --------------
                                                                                 53,394,299
                                                                             --------------
MEDIA -- 1.2%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,496,123
  Time Warner Inc.,
    6.625%, 05/15/29..............................      Baa3         36,000      36,628,560
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2          16,850      18,279,386
                                                                             --------------
                                                                                 64,404,069
                                                                             --------------
MISCELLANEOUS -- 0.1%
  Tokai Preferred Capital,
    9.98%, 12/29/49...............................       A3           6,000       5,040,000
                                                                             --------------
OIL & GAS -- 0.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,139,880
                                                                             --------------
OIL & GAS SERVICES -- 2.0%
  KN Energy, Inc.,
    6.30%, 03/01/21...............................      Baa2         20,000      20,056,200
  R&B Falcon Corp.,
    6.50%, 04/15/03...............................      Ba1          15,375      13,965,420
    6.75%, 04/15/05...............................      Ba1          30,000      25,800,000
  Seagull Energy Co.,
    7.50%, 09/15/27...............................      Ba1           8,225       7,366,886
  Williams Companies, Inc.,
    5.95%, 02/15/10...............................      Baa2         41,000      41,045,100
                                                                             --------------
                                                                                108,233,606
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 2.1%
  Colonial Realty,
    7.00%, 07/14/07...............................      Baa3          3,350       3,212,349
  EOP Operating, L.P.,
    6.50%, 06/15/04...............................      Baa1          6,000       5,900,400
    6.625%, 02/15/05..............................      Bbb          18,187      17,827,443
  Equity Residential Properties Trust,
    6.15%, 09/15/00...............................       A3          25,000      24,835,000
    6.63%, 04/13/15...............................       A3          15,300      15,097,428
  Felcor Suites, L.P.,
    7.375%, 10/01/04..............................      Ba1          25,000      23,812,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B18

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REAL ESTATE INVESTMENT TRUST (CONT'D.)
  Gables Realty Trust,
    6.80%, 03/15/05...............................      Baa2      $   7,500  $    7,157,175
  Simon DeBartolo Group, Inc.,
    6.75%, 06/15/05...............................      Baa1         17,500      16,969,750
                                                                             --------------
                                                                                114,812,045
                                                                             --------------
RETAIL -- 2.8%
  Dayton Hudson,
    5.95%, 06/15/00...............................       A3           9,000       9,072,270
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           3,600       3,880,548
    8.50%, 06/15/03...............................      Ba1          54,890      60,542,572
  Meyer (Fred), Inc.,
    7.15%, 03/01/03...............................      Ba2          12,445      12,947,529
  Saks, Inc.,
    7.50%, 12/01/10...............................      Baa3         29,000      28,997,970
    8.25%, 11/15/08...............................      Baa3         19,700      20,882,000
  Sears Roebuck & Co.,
    6.50%, 12/01/28...............................       A2          17,000      16,686,010
                                                                             --------------
                                                                                153,008,899
                                                                             --------------
TELECOMMUNICATIONS -- 2.1%
  360 Communication Co.,
    7.125%, 03/01/03..............................      Ba2          23,776      25,160,952
    7.60%, 04/01/09...............................      Ba1          12,885      14,601,926
  Qwest Communications International Inc.,
    7.50%, 11/01/08...............................      Ba1          39,000      40,560,000
  Sprint Corp.,
    6.875%, 11/15/28..............................      Baa1         26,000      27,021,800
  Worldcom Inc,
    6.125%, 08/15/01..............................      Baa2          7,600       7,721,448
                                                                             --------------
                                                                                115,066,126
                                                                             --------------
TOBACCO -- 0.6%
  Philip Morris Companies, Inc.,
    6.15%, 03/15/10...............................       A2          20,000      20,166,000
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          4,600       4,641,722
    9.25%, 08/15/13...............................      Baa3          7,000       7,197,120
                                                                             --------------
                                                                                 32,004,842
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.2%
  Ryder System, Inc.,
    7.51%, 03/24/00...............................      Baa1          3,000       3,076,080
    8.34%, 01/26/00...............................      Baa1          5,000       5,152,750
                                                                             --------------
                                                                                  8,228,830
                                                                             --------------
UTILITIES -- 1.3%
  Calenergy Co., Inc.,
    6.96%, 09/15/03...............................      Ba1          15,000      15,267,450
    8.48%, 09/15/28...............................      Ba1          23,000      25,427,190
  Enersis SA, (Chile)
    7.40%, 12/01/16...............................      Baa1          6,400       5,267,200
  Niagara Mohawk Power,
    7.00%, 10/01/00...............................      Ba3          25,000      25,250,000
                                                                             --------------
                                                                                 71,211,840
                                                                             --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.1%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................                $  11,800  $    3,521,592
  U.S. Treasury Bond,
    6.25%, 08/15/23...............................                   10,000      11,176,600
  U.S. Treasury Note,
    4.75%, 11/15/08 (b)...........................                    3,700       3,728,897
    5.50%, 08/15/28...............................                    2,475       2,590,632
    6.50%, 05/15/05...............................                    9,600      10,521,024
    7.50%, 02/15/05...............................                    3,100       3,549,500
    6.75%, 08/15/26...............................                  109,900     131,656,903
                                                                             --------------
                                                                                166,745,148
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,900,228,227)....................................................   1,896,834,358
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,559,770,949)....................................................   4,796,380,889
                                                                             --------------

SHORT-TERM INVESTMENTS -- 10.9%
COMMERCIAL PAPER -- 0.4%
  Barton Capital Corp,
    5.35%, 01/04/99...............................       P1           1,700       1,699,242
  Campbell Soup Co.
    4.80%, 01/04/99...............................       P1           1,198       1,197,521
  Countrywide Home Loan,
    5.40%, 01/04/99...............................       P2           1,700       1,699,235
  CXC Inc.,
    5.30%, 01/04/99...............................       P1           1,700       1,699,249
  Dover,
    5.30%, 01/04/99...............................       NR           1,700       1,699,249
  Hershey,
    5.00%, 01/04/99...............................       P1           1,427       1,426,405
  John Hancock Capital Corp.,
    5.25%, 01/07/99...............................       P1           1,700       1,698,513
  Novartis Finance Corp.,
    5.25%, 01/04/99...............................       P1           1,500       1,499,344
  Reed Elsevier, Inc.,
    5.05%, 01/04/99...............................       P1           1,700       1,699,285
  SBC Communications,
    5.00%, 01/04/99...............................       P1           1,700       1,699,291
  Sonoco Products,
    5.35%, 01/04/99...............................       P1           1,000         999,554
  Triple-A One Plus Funding,
    5.30%, 01/04/99...............................       P1           1,500       1,499,338
  Xerox Capital Corp,
    5.30%, 01/04/99...............................       P1           1,700       1,699,249
                                                                             --------------
                                                                                 20,215,475
                                                                             --------------
LOAN PARTICIPATIONS
  Alltel Corp.,
    5.75%, 01/04/99...............................       P1           1,700       1,700,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 1.2%
  AT&T Capital Corp., M.T.N.,
    6.65%, 04/30/99...............................      Baa3         24,500      24,579,870

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B19

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
OTHER CORPORATE OBLIGATIONS (CONT'D.)
  Banco Ganadero, SA, M.T.N., (Colombia),
    9.75%, 08/26/99...............................       NR       $   7,300  $    7,263,500
  Comdisco, Inc.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,541,375
  Okobank (Finland)
    6.793%, 1/14/99 (d)...........................       NR          12,500      12,500,000
  Tele-Communications, Inc.
    6.375%, 09/15/99..............................      Ba1           6,400       6,444,992
                                                                             --------------
                                                                                 63,329,737
                                                                             --------------
U. S. GOVERNMENT OBLIGATION -- 0.4%
  U.S. Treasury Bill,
    4.32%, 03/18/99 (b).........................................        100          99,088
    4.36%, 03/18/99 (b).........................................     22,400      22,193,820
                                                                             --------------
                                                                                 22,292,908
                                                                             --------------
REPURCHASE AGREEMENT -- 8.9%
  Joint Repurchase Agreement Account
    4.693%, 01/04/99 (Note 5)...................................    482,631     482,631,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $590,187,085)......................................................     590,169,120
                                                                             --------------
TOTAL INVESTMENTS -- 99.6%.................................................   5,386,550,009
    (cost $5,149,958,034; Note 6)
VARIATION MARGIN ON OPEN FUTURES
  CONTRACTS (e)............................................................         809,059
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%......................................................      22,622,320
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $5,409,981,388
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt
  AG    Aktiengesellschaft (German Stock Company)
  L.P.  Limited Partnership
M.T.N.  Medium Term Note
  PLC   Public Limited Company (British Corporation)
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c)  Issue in default.

(d) Indicates a variable rate security. The maturity date presented for this instrument is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 1998.

(e)  Open futures contracts as of December 31, 1998 are as follows:

NUMBER OF                        EXPIRATION    VALUE AT         VALUE AT         APPRECIATION/
CONTRACTS          TYPE             DATE      TRADE DATE   DECEMBER 31, 1998     DEPRECIATION
Long positions:
  1,241      U.S. Treasury Bond    Mar 99    $159,480,156     $158,576,531        $  (903,625)
  1,134           S&P 500 Index    Mar 99     337,073,687      353,099,250         16,025,563
                                                                                ---------------
                                                                                  $15,121,938
                                                                                ---------------
                                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B20

                      NOTES TO THE FINANCIAL STATEMENTS OF
   THE CONSERVATIVE BALANCED PORTFOLIO AND THE FLEXIBLE MANAGED PORTFOLIO OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only two Portfolios: Conservative Balanced Portfolio and Flexible Managed Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices or at the bid price on such day in the absence of an asked price. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors. Short-term securities are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investments securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

                                       C1

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Conservative Balanced Portfolio and Flexible Managed Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the buyer. The proceeds of the short sale will be retained by the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sales or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain

                                       C2
portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at a Portfolio level.

CUSTODY FEE CREDITS: The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Portfolio. Each Portfolio will declare and distribute dividends from net investment income, if any, quarterly and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolio's average daily net assets.

                 FUND                    INVESTMENT ADVISORY FEE
---------------------------------------  ------------------------
Conservative Balanced Portfolio........             0.55%
Flexible Managed Portfolio.............             0.60

The Prudential has agreed to refund to a Portfolio, the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1998.

PIC is an indirect, wholly-owned subsidiary of The Prudential.

The Series Fund has a credit agreement (the "Agreement") with an unaffiliated lender. The maximum commitment under the Agreement is $250,000,000. The Agreement expired on December 18, 1998 and has been extended through February 28, 1999 under the same terms. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Series Fund did not borrow any amounts pursuant to the Agreement during the year ended December 31, 1998. The Series Fund pays a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly by the Series Fund.

                                       C3

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1998, Prudential Securities Incorporated, an indirect, wholly-owned subsidiary of The Prudential, earned $135,511 in brokerage commissions from transactions executed on behalf of the Conservative Balanced Portfolio and the Flexible Managed Portfolio as follows:

                 Fund                    Commission
---------------------------------------  -----------
Conservative Balanced Portfolio........   $  32,490
Flexible Managed Portfolio.............     103,021
                                         -----------
                                          $ 135,511

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios of the Series Fund (excluding Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $932,710,000 as of December 31, 1998. The Portfolios of the Series Fund with cash invested in the joint accounts had the following principal amounts and percentage participation in the account:

                                           PRINCIPAL    PERCENTAGE
                                            AMOUNT       INTEREST
                                         -------------  ----------
Conservative Balanced Portfolio........  $ 109,421,000     11.73%
Flexible Managed Portfolio.............    482,631,000     51.75
All other portfolios (currently not
  available to PRUvider)...............    340,658,000     36.52
                                         -------------  ----------
                                         $ 932,710,000    100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 4.75%, in the principal amount of $255,000,000, repurchase price $255,134,583, due 1/4/99. The value of the collateral including accrued interest was $260,454,041.

Credit Suisse First Boston Corp., 4.88%, in the principal amount of $50,000,000, repurchase price $50,027,111, due 1/4/99. The value of the collateral including accrued interest was $52,533,163.

CIBC Oppenheimer, 4.75%, in the principal amount of $255,000,000, repurchase price $255,134,583, due 1/4/99. The value of the collateral including accrued interest was $260,553,672.

SBC Warburg Dillon Reed Inc., 4.70%, in the principal amount of $255,000,000, repurchase price $255,133,167, due 1/4/99. The value of the collateral including accrued interest was $261,037,802.

Morgan (JP) Securities, Inc., 4.35%, in the principal amount of $117,710,000, repurchase price $117,766,893, due 1/4/99. The value of the collateral including accrued interest was $120,272,486.

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchases and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1998 were as follows:

Cost of Purchases:

                                          CONSERVATIVE       FLEXIBLE
                                            BALANCED          MANAGED
                                         ---------------  ---------------
Government Securities..................  $ 2,907,392,972  $ 2,497,336,303
Non-Government Securities..............  $ 4,664,947,720  $ 4,533,514,880

Proceeds from Sales:

                                          CONSERVATIVE       FLEXIBLE
                                            BALANCED          MANAGED
                                         ---------------  ---------------
Government Securities..................  $ 2,956,094,381  $ 2,461,697,036
Non-Government Securities..............  $ 4,778,976,239  $ 5,139,626,859

                                       C4

The federal income tax basis and unrealized appreciation (depreciation) of the Fund's investments as of December 31, 1998 were as follows:

                                          CONSERVATIVE       FLEXIBLE
                                            BALANCED          MANAGED
                                         ---------------  ---------------
Gross Unrealized Appreciation..........  $   429,047,409  $   555,358,703
Gross Unrealized Depreciation..........      164,278,673      320,658,740
Total Net Unrealized...................      264,768,736      234,699,963
Tax Basis..............................    4,497,706,049    5,151,850,046

                                       C5

FINANCIAL HIGHLIGHTS

                                                         CONSERVATIVE BALANCED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   14.97  $   15.52  $   15.31  $   14.10  $   14.91
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.66       0.76       0.66       0.63       0.53
Net realized and unrealized gains
  (losses) on investments..............       1.05       1.26       1.24       1.78      (0.68)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.71       2.02       1.90       2.41      (0.15)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.66)     (0.76)     (0.66)     (0.64)     (0.51)
Distributions from net realized
  gains................................      (0.94)     (1.81)     (1.03)     (0.56)     (0.15)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (1.60)     (2.57)     (1.69)     (1.20)     (0.66)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   15.08  $   14.97  $   15.52  $   15.31  $   14.10
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      11.74%     13.45%     12.63%     17.27%     (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $4,796.0   $4,744.2   $4,478.8   $3,940.8   $3,501.1
Ratios to average net assets:
  Expenses.............................       0.57%      0.56%      0.59%      0.58%      0.61%
  Net investment income................       4.19%      4.48%      4.13%      4.19%      3.61%
Portfolio turnover rate................        167%       295%       295%       201%       125%

FINANCIAL HIGHLIGHTS

                                                           FLEXIBLE MANAGED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.28  $   17.79  $   17.86  $   15.50  $   16.96
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.58       0.59       0.57       0.56       0.47
Net realized and unrealized gains
  (losses) on investments..............       1.14       2.52       1.79       3.15      (1.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.72       3.11       2.36       3.71      (0.55)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.59)     (0.58)     (0.58)     (0.56)     (0.45)
Distributions from net realized
  gains................................      (1.85)     (3.04)     (1.85)     (0.79)     (0.46)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (2.44)     (3.62)     (2.43)     (1.35)     (0.91)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   16.56  $   17.28  $   17.79  $   17.86  $   15.50
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      10.24%     17.96%     13.64%     24.13%     (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $5,410.0   $5,490.1   $4,896.9   $4,261.2   $3,481.5
Ratios to average net assets:
  Expenses.............................       0.61%      0.62%      0.64%      0.63%      0.66%
  Net investment income................       3.21%      3.02%      3.07%      3.30%      2.90%
Portfolio turnover rate................        138%       227%       233%       173%       124%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D1

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the Portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Conservative Balanced and Flexible Managed Portfolios (the "Portfolios"), two of the fifteen portfolios that comprise The Prudential Series Fund, Inc. at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the two years in the period ended December 31, 1995 for each of the Portfolios were audited by other independent accountants, whose opinion dated February 15, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036
February 12, 1999

                          TAX INFORMATION (UNAUDITED)

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1998) as to the federal tax status of dividends paid by the Series Fund during such fiscal year. Accordingly, we are advising you that in 1998, the Series Fund paid dividends as follows:

                                            ORDINARY DIVIDENDS
                                   ----------------------------
                                                  SHORT-TERM        LONG-TERM        TOTAL
                                     INCOME      CAPITAL GAINS    CAPITAL GAINS    DIVIDENDS
                                   -----------  ---------------  ---------------  -----------
Conservative Balanced Portfolio     $   0.664      $   0.898        $   0.044      $   1.606
Flexible Managed Portfolio              0.586          0.949            0.901          2.436

                                       E1

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER, CFA                       W. SCOTT McDONALD, JR., Ph.D.               E. MICHAEL CAULFIELD
  CHAIRMAN,                                   VICE PRESIDENT,                             EXECUTIVE VICE PRESIDENT,
  THE PRUDENTIAL SERIES FUND, INC.            KALUDIS CONSULTING GROUP                    PRUDENTIAL FINANCIAL MANAGEMENT
                                                                                          THE PRUDENTIAL INSURANCE
                                                                                          COMPANY OF AMERICA

SAUL K. FENSTER, Ph.D.                              JOSEPH WEBER, Ph.D.
  PRESIDENT,                                          VICE PRESIDENT,
  NEW JERSEY INSTITUTE OF TECHNOLOGY                  INTERCLASS (INTERNATIONAL CORPORATE LEARNING)

PRUVIDER(SM)
VARIABLE APPRECIABLE LIFE(R)
INSURANCE


[GRAPHIC OMITTED]




[LOGO]  Prudential


Pruco Life Insurance Company
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 778-2255

SVAL-1SAI Ed. 5/99 CAT# 64M086G

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1999

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

PRUvider(SM)
Variable
APPRECIABLE
LIFE(R)______________
INSURANCE CONTRACTS

PROVIDING FOR THE INVESTMENT
OF ASSETS IN THE
INVESTMENT PORTFOLIOS OF

THE PRUDENTIAL SERIES
FUND, INC.

This statement of additional information describes a variable life insurance contract (the "Contract") offered by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", or "we") under the name PRUvider(SM) Variable APPRECIABLE LIFE(R) Insurance. Pruco Life of New Jersey, a stock life insurance company, is an indirect wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The death benefit varies daily with investment experience but will never be less than the "face amount" of insurance specified in the Contract. There is no guaranteed minimum cash surrender value.

The assets under these contracts can be invested in one or both of the two available subaccounts of the Pruco Life of New Jersey Variable Appreciable Account. The assets invested in each subaccount are in turn invested in a corresponding portfolio of The Prudential Series Fund, Inc., a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives to variable contract owners. Each portfolio is, for investment purposes, in effect a separate fund. The two available Series Fund portfolios are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts of Pruco Life of New Jersey and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts issued by those companies.

The PRUvider(SM) Variable APPRECIABLE LIFE(R) Insurance Contract owner may also choose to invest in a fixed-rate option which is described in the prospectus of the Pruco Life of New Jersey Variable Appreciable Account.

                      ------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ WITH THE PROSPECTUS OF THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT DATED MAY 1, 1999. THE PROSPECTUS IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST TO THE PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, 213 WASHINGTON STREET, NEWARK, NEW JERSEY 07102-2992 OR BY TELEPHONING (800) 437-4016.

                      ------------------------------------


                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 778-2255


PRUvider is a service mark of Prudential.
APPRECIABLE LIFE is a registered mark of Prudential.
SVAL-2SAI Ed 5-99
Catalog No. 64M087E

                       STATEMENT OF ADDITIONAL INFORMATION
                                    CONTENTS
                                                                            PAGE
MORE DETAILED INFORMATION ABOUT THE CONTRACT...................................1
    SALES LOAD UPON SURRENDER..................................................1
    REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS...........1
    PAYING PREMIUMS BY PAYROLL DEDUCTION.......................................1
    UNISEX PREMIUMS AND BENEFITS...............................................2
    HOW THE DEATH BENEFIT WILL VARY............................................2
    WITHDRAWAL OF EXCESS CASH SURRENDER VALUE..................................2
    TAX TREATMENT OF CONTRACT BENEFITS.........................................3
        TREATMENT AS LIFE INSURANCE............................................3
        PRE-DEATH DISTRIBUTIONS................................................3
        WITHHOLDING............................................................4
        OTHER TAX CONSIDERATIONS...............................................4
        BUSINESS-OWNED LIFE INSURANCE..........................................4
    SALE OF THE CONTRACT AND SALES COMMISSIONS.................................4
    RIDERS.....................................................................5
    OTHER STANDARD CONTRACT PROVISIONS.........................................5
        ASSIGNMENT.............................................................5
        BENEFICIARY............................................................5
        INCONTESTABILITY.......................................................5
        MISSTATEMENT OF AGE OR SEX.............................................5
        SETTLEMENT OPTIONS.....................................................5
        SUICIDE EXCLUSION......................................................5

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS...........................6
    GENERAL....................................................................6
    CONVERTIBLE SECURITIES.....................................................6
    WARRANTS...................................................................6
    FOREIGN SECURITIES.........................................................6
    OPTIONS ON STOCK AND DEBT SECURITIES.......................................7
        OPTIONS ON STOCK.......................................................7
        OPTIONS ON DEBT SECURITIES.............................................8
        RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.........8
    OPTIONS ON STOCK INDEXES...................................................9
        STOCK INDEX OPTIONS....................................................9
        RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEXES.....................10
    OPTIONS ON FOREIGN CURRENCIES.............................................11
        OPTIONS ON FOREIGN CURRENCY...........................................11
        RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY..................11
    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS........................11
        FUTURES AND OPTIONS ON FUTURES........................................11
        RISKS OF TRANSACTIONS IN FUTURES CONTRACTS............................12
        RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS.................12
    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...............................12
    INTEREST RATE SWAPS.......................................................14
    LOAN PARTICIPATIONS.......................................................14
    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS............................14
        DESCRIPTION OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.........14
        RISKS OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS...............15
    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES...............................15
    SHORT SALES...............................................................15
    LOANS OF PORTFOLIO SECURITIES.............................................15
        DESCRIPTION OF SECURITIES LOANS.......................................15
        RISKS ASSOCIATED WITH LENDING SECURITIES..............................16
    ILLIQUID SECURITIES.......................................................16

INVESTMENT RESTRICTIONS.......................................................16

INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS...........................19

    INVESTMENT MANAGEMENT ARRANGEMENTS........................................19

    DISTRIBUTION ARRANGEMENTS.................................................20

OTHER INFORMATION CONCERNING THE FUND.........................................20
    INCORPORATION AND AUTHORIZED STOCK........................................20
    PORTFOLIO TRANSACTIONS AND BROKERAGE......................................21
    TAXATION OF THE FUND......................................................22
    CUSTODIANS................................................................23
    EXPERTS...................................................................23
    LICENSES..................................................................23

DEBT RATINGS..................................................................24

DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY AND
MANAGEMENT OF THE FUND........................................................26

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC. .................... A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE  OF INVESTMENTS.................... B1

                  MORE DETAILED INFORMATION ABOUT THE CONTRACT

SALES LOAD UPON SURRENDER

Pruco Life of New Jersey assesses a contingent deferred sales load if the Contract lapses or is surrendered during the first 10 Contract years. No such charge is applicable to the death benefit, no matter when that may become payable. Subject to the additional limitations described below, for Contracts that lapse or are surrendered during the first five Contract years, the charge will be equal to 50% of the first year's primary annual premium. In the next five Contract years, we reduce that percentage uniformly on a daily basis until it reaches zero on the 10th Contract anniversary. Thus, for Contracts surrendered at the end of the sixth year, the maximum deferred sales charge will be 40% of the first year's primary annual premium, for Contracts surrendered at the end of year seven, the maximum deferred sales charge will be 30% of the first year's primary annual premium, and so forth. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, we deduct a proportionate amount of the charge from the Contract Fund. Surrender of all or part of the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3.

The contingent deferred sales load is also further limited at older issue ages (approximately above age 61) in order to comply with certain requirements of state law. Specifically, the contingent deferred sales load for such insureds is no more than $32.50 per $1,000 of face amount.

The sales load is subject to a further important limitation that may, particularly for Contracts that lapse or are surrendered within the first five or six years, result in a lower contingent deferred sales load than that described above. (This limitation might also, under unusual circumstances, apply to reduce the monthly sales load deductions described in the prospectus in item
(a) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.)

The limitation is based on a Guideline Annual Premium ("GAP") that is associated with every Contract. The GAP is a defined amount determined actuarially in accordance with a regulation of the Securities and Exchange Commission ("SEC"). Pruco Life of New Jersey will charge a maximum aggregate sales load (that is, the sum of the monthly sales load deduction and the contingent deferred sales charge) that will not be more than 30% of the premiums actually paid until those premiums total one GAP plus no more than 9% of the next premiums paid until total premiums are equal to five GAPS, plus no more than 6% of all subsequent premiums. If the sales charges described above would at any time exceed this maximum amount then, to the extent of any excess, we will not make the charge.

REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS

Pruco Life of New Jersey may reduce the sales charges and/or other charges on individual Contracts sold to members of a class of associated individuals, or to a trustee, employer or other entity representing such a class, where it is
expected  that  such  multiple   sales  will  result  in  savings  of  sales  or
administrative expenses. Pruco Life of New Jersey determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors: (1) the number of individuals; (2) the total amount of premium payments expected to be received from these Contracts;
(3) the nature of the association between these individuals, and the expected persistency of the individual Contracts; (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which Pruco Life of New Jersey believes to be relevant in determining whether reduced sales or administrative expenses may be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified by Pruco Life of New Jersey on a uniform basis. Pruco Life of New Jersey's reductions in charges for these sales will not be unfairly discriminatory to the interests of any individual Contract owners.

PAYING PREMIUMS BY PAYROLL DEDUCTION

In addition to the annual, semi-annual, quarterly and monthly premium payment modes, a payroll budget method of paying premiums may also be available under certain Contracts. The employer generally deducts the necessary amounts from employee paychecks and sends premium payments to Pruco Life of New Jersey monthly. Any Pruco Life of New Jersey representative authorized to sell this Contract can provide further details concerning the payroll budget method of paying premiums.

UNISEX PREMIUMS AND BENEFITS

The Contract generally uses mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on a blended unisex rate, whether the insured is male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.

HOW THE DEATH BENEFIT WILL VARY

The death benefit will vary with investment experience. The death benefit will be equal to the face amount of insurance plus the amount, if any, by which the Contract Fund value exceeds the applicable "Tabular Contract Fund Value" for the Contract (subject to an exception described below under which the death benefit is higher). Each Contract contains a table that sets forth the Tabular Contract Fund Value as of the end of each of the first 20 years of the Contract. Tabular Contract Fund Values between Contract anniversaries are determined by interpolation. The "Tabular Contract Fund Value" for each Contract year is an amount that is slightly less than the Contract Fund value that would result as of the end of such year if: (1) you paid only Scheduled Premiums; (2) you paid the Scheduled Premiums when due; (3) your selected investment options earned a net return at a uniform rate of 4% per year; (4) we deducted full mortality charges based upon the 1980 CSO Table; (5) we deducted the maximum sales load and expense charges; and (6) there was no Contract debt.

The death benefit will equal the face amount if the Contract Fund equals the Tabular Contract Fund Value. If, due to investment results greater than a net return of 4%, or to payment of greater than Scheduled Premiums, or to smaller than maximum charges, the Contract Fund value is a given amount greater than the Tabular Contract Fund Value, the death benefit will be the face amount plus that excess amount. If, due to investment results less favorable than a net return of 4%, the Contract Fund value is less than the Tabular Contract Fund Value, the death benefit will not fall below the initial face amount stated in the Contract. Again, the death benefit will reflect a deduction for the amount of any Contract debt. See Contract Loans in the prospectus. Any unfavorable investment experience must first be offset by favorable performance or additional payments that bring the Contract Fund up to the Tabular level before favorable investment results or additional payments will increase the death benefit.

The Contract Fund could grow to the point where it is necessary to increase the death benefit by a greater amount in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance. Thus, the death benefit will always be the greatest of (1) the face amount plus the Contract Fund minus the Tabular Contract Fund Value; (2) the guaranteed minimum death benefit; and (3) the Contract Fund times the attained age factor that applies.

WITHDRAWAL OF EXCESS CASH SURRENDER VALUE

Under certain circumstances, you may withdraw a portion of the Contract's cash surrender value without surrendering the Contract. The withdrawal amount is limited by the requirement that the Contract Fund after withdrawal must not be less than the Tabular Contract Fund Value. (A Table of Tabular Contract Fund Values is included in the Contract; the Values increase with each year the Contract remains inforce.) But because the Contract Fund may be made up in part by an outstanding Contract loan, there is a further limitation that the amount withdrawn may not be larger than an amount sufficient to reduce the cash surrender value to zero. The amount withdrawn must be at least $200. You may make no more than four such withdrawals in each Contract year, and there is an administrative processing fee for each withdrawal equal to the lesser of $15 and 2% of the amount withdrawn. An amount withdrawn may not be repaid except as a scheduled or unscheduled premium subject to the applicable charges. Upon request, Pruco Life of New Jersey will tell you how much you may withdraw. Withdrawal of part of the cash surrender value may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. A temporary need for funds may also be met by making a loan and you should consult your Pruco Life of New Jersey representative about how best to meet your needs.

When a withdrawal is made, the cash surrender value and Contract Fund value are reduced by the amount of the withdrawal, and the death benefit is reduced accordingly. Neither the face amount of insurance nor the amount of Scheduled Premiums will be changed due to a withdrawal of excess cash surrender value. No surrender charges will be assessed for a withdrawal.

Withdrawal of part of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may lapse even if Scheduled Premiums continue to be paid when due. This is because, for purposes of determining whether a lapse has occurred, Pruco Life of New Jersey treats withdrawals as a return of premium.

TAX TREATMENT OF CONTRACT BENEFITS

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

TREATMENT AS LIFE INSURANCE

The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract=s investments.


We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:


     o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract,

     o    the Contract=s death benefit will be tax free to your beneficiary.


Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to ensure that the Contract will qualify as life insurance.


PRE-DEATH DISTRIBUTIONS

The tax treatment of any distribution you receive before the insured=s death depends on whether the Contract is classified as a Modified Endowment Contract.

     CONTRACTS NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS.

     o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Contract debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

     o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax.

     MODIFIED ENDOWMENT CONTRACTS.

     o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums substantially in excess of Scheduled Premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract even though the Contract owner pays only Scheduled Premiums or even less than the Scheduled Premiums. You should first consult a qualified tax adviser and your Pruco Life of New Jersey representative if you are contemplating any of these steps.

     o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured=s death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

     o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 592, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

     o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

WITHHOLDING

You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

OTHER TAX CONSIDERATIONS

If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

BUSINESS-OWNED LIFE INSURANCE

If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. Where the insured is less than 60 years of age, the representative will generally receive a commission of: (1) no more than 50% of the Scheduled Premiums for the first year; (2) no more than 6% of the Scheduled Premiums for the second through 10th years; and (3) no more than 2% of the Scheduled Premiums thereafter. For insureds over 59 years of age, the commission will be lower. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives with less than three years of service may be paid on a different basis.

Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life of New Jersey expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life of New Jersey's surplus, which may include amounts derived from the mortality and expense risk charge and the guaranteed minimum death benefit risk charge described in the prospectus under DAILY DEDUCTION FROM THE CONTRACT FUND and item (d) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.

RIDERS

Contract owners may be able to obtain additional fixed benefits which may increase the Scheduled Premium. If they do cause an increase in the Scheduled Premium, they will be charged for by making monthly deductions from the Contract Fund. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges for the riders will be deducted from the Contract Fund on each Monthly date. One rider pays an additional amount if the insured dies in an accident. Another waives certain premiums if the insured is disabled within the meaning of the provision (or, in the case of a Contract issued on an insured under the age of 15, if the applicant dies or becomes disabled within the meaning of the provision). Others pay an additional amount if the insured dies within a stated number of years after issue; similar benefits may be available if the insured's spouse or child should die. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account, although they will no longer be available if the Contract lapses. Certain restrictions may apply; they are clearly described in the applicable rider.

Any Pruco Life of New Jersey representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life of New Jersey upon written request.

OTHER STANDARD CONTRACT PROVISIONS

ASSIGNMENT

This Contract may not be assigned if the assignment would violate any federal, state, or local law or regulation. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life of New Jersey's consent. Pruco Life of New Jersey assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at a Home Office.

BENEFICIARY

As the Contract owner, you designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

INCONTESTABILITY

We will not contest the Contract after it has been inforce during the insured's lifetime for two years from the issue date except when any change is made in the Contract that requires Pruco Life of New Jersey's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of the insured.

MISSTATEMENT OF AGE OR SEX

If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life of New Jersey will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SETTLEMENT OPTIONS

The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain these options upon request.

SUICIDE EXCLUSION

Generally, if the insured, whether sane or insane, dies by suicide within two years from the Contract Date, Pruco Life of New Jersey will pay no more under the Contract than the sum of the premiums paid.

                    INVESTMENT OBJECTIVES AND POLICIES OF THE
                                   PORTFOLIOS

GENERAL

The Prudential Series Fund, Inc. (the "Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its seventeen separate portfolios, each of which is for investment purposes, in effect a separate fund. Two portfolios, the Conservative Balanced Portfolio and the Flexible Managed Portfolio (the "Portfolios"), are available to PRUvider
Contract owners. The Fund Portfolios are managed by The Prudential Insurance Company of America ("Prudential"). See INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS, page 19.

Each of the Portfolios seeks to achieve a different investment objective. Accordingly, each Portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Fund's Portfolios that are available to PRUvider Contract owners can be found under the Portfolio's RISK/RETURN SUMMARY in the prospectus.

CONVERTIBLE SECURITIES


The Conservative Balanced and Flexible Managed Portfolios may invest in convertible securities. A convertible security is a debt security - for example, a bond or preferred stock - that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock are senior to a company's common stock but are usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the issuer's common stock but lower than the rate on the issuer's debt obligations. At the same time, they offer - through their conversion mechanism - the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.


WARRANTS

The Conservative Balanced and Flexible Managed Portfolios may invest in warrants on common stocks. A warrant is a right to buy a number of shares of stock at a specified price during a specified period of time. The risk associated with warrants is that the market price of the underlying stock will stay below the exercise price of the warrant during the exercise period. If this occurs, the warrant becomes worthless and the investor loses the money he or she paid for the warrant.

FOREIGN SECURITIES

The bond portions of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in U.S. currency denominated debt securities issued outside the U.S. by foreign or U.S. issuers. The Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or U.S. issuers.


American Depository Receipts ("ADRs") are not considered "foreign securities" for purposes of the percentage limitations set forth in the preceding paragraph. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company. ADRs represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in the over-the-counter (OTC) market. Investment in ADRs has certain advantages over direct investments in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as U.S. issuers.

Foreign securities (including ADRs) involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of an issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in U.S. currency, the risk of currency fluctuations. Foreign securities may be subject to greater movement in price than U.S. securities and under certain market conditions, may be less liquid than U.S securities. In addition, there may be less publicly available information about a foreign company than a U.S company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriations, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a Portfolio to obtain or enforce a judgment against the issuers of such securities.


If a security is denominated in a foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The Portfolios that may invest in foreign securities may enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by a Portfolio; and protecting the U.S. dollar value of such securities which are held by the Portfolio. A Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio=s securities or other assets denominated in that currency. In addition, the Portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts.

OPTIONS ON STOCK AND DEBT SECURITIES

OPTIONS ON STOCK

The Conservative Balanced and Flexible Managed Portfolios may purchase and "write" (that is, sell) put and call options on equity securities that are traded on securities exchanges, listed on the National Association of Securities Dealers Automated Quotations System (NASDAQ), or privately negotiated with broker-dealers (OTC equity options).

A call option is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option.


A put option is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium.


The Portfolios will write only "covered" options on stocks. A call option is covered if:

(1)  the Portfolio owns the security underlying the option;
(2)  the Portfolio has an absolute right to acquire the security immediately;

(3) the Portfolio has a call on the same security that underlies the option which has an exercise price equal to or less than the exercise price of the covered option (or, if the exercise price is greater, the Portfolio sets aside, in a segregated account, liquid assets that are equal to the difference).


A put option is covered if:

(1) the Portfolio sets aside, in a segregated account, liquid assets that are equal to or greater than the exercise price of the option;
(2) the Portfolio holds a put on the same security that underlies the option which has an exercise price equal to or greater than the exercise price of the covered option (or, if the exercise price is less, the Portfolio sets aside, in a segregated account, liquid assets that are equal to the difference).

The Conservative Balanced and Flexible Managed Portfolios can also purchase "protective puts" on equity securities. These are acquired to protect a Portfolio=s security from a decline in market value. In a protective put, a Portfolio has the right to sell the underlying security at the exercise price, regardless of how much the underlying security may decline in value. In exchange for this right, the Portfolio pays the put seller a premium.

The Portfolios may use options for both hedging and investment purposes. Neither of the Portfolios intend to use more than 5% of its net assets to acquire call options on stocks. The Portfolios may purchase equity securities that have a put or call option provided by the issuer.

OPTIONS ON DEBT SECURITIES


The Conservative Balanced and Flexible Managed Portfolios may purchase and sell put and call options on debt securities, including U.S. government debt securities, that are traded on a U.S. securities exchange or privately negotiated with primary U.S. government securities dealers that are recognized by the Federal Reserve Bank of New York (OTC debt options). Neither of the Portfolios currently intend to invest more than 5% of its net assets at any one time in call options on debt securities.


Options on debt securities are similar to stock options (see above) except that the option holder has the right to acquire or sell a debt security rather than an equity security.

The Portfolios will write only covered options. Options on debt securities are covered in much the same way as options on equity securities. One exception is in the case of call options on U.S. Treasury Bills. With these options, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value that matches the option contract amount and a maturity date that is no later than the maturity date of the securities underlying the option.


The Portfolios may also write straddles - which are simply combinations of a call and a put written on the same security at the same strike price and maturity date. When a Portfolio writes a straddle, the same security is used to "cover" both the put and the call. If the price of the underlying security is below the strike price of the put, the Portfolio will set aside liquid assets as additional cover equal to the difference. A Portfolio will not use more than 5% of its net assets as cover for straddles.


The Portfolios may also purchase protective puts to try to protect the value of one of the securities it owns against a decline in market value, as well as putable and callable debt securities.

RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES

A Portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move opposite to the Portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate at all times to handle the trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the OTC option. While the Portfolios will seek to enter into OTC options only with dealers who agree to enter into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, a Portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Portfolios enter into OTC option transactions under the Board of Directors' general supervision.


OPTIONS ON STOCK INDEXES

STOCK INDEX OPTIONS

The Conservative Balanced and Flexible Managed Portfolios may purchase and sell put and call options on stock indexes that are traded on securities exchanges, listed on NASDAQ or that are privately-negotiated with broker-dealers (OTC options). Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index=s closing price and the option=s exercise price, expressed in dollars, by a specified "multiplier." Unlike stock options, stock index options are always settled in cash and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

A Portfolio will only sell or "write" covered options on stock indexes. A call option is covered if the Portfolio holds stocks at least equal to the value of the index times the multiplier times the number of contracts (the Option Value). When a Portfolio writes a call option on a broadly based stock market index, the Portfolio will set aside cash, cash equivalents or "qualified securities" (defined below). The value of the assets to be segregated cannot be less than 100% of the Option Value as of the time the option is written.


If a Portfolio has written an option on an industry or market segment index, it must set aside at least five "qualified securities," all of which are stocks of issuers in that market segment, with a market value at the time the option is written of not less than 100% of the Option Value. The qualified securities will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so set aside in the case of broadly based stock market index options or 25% of such amount in the case of options on a market segment index. If at the close of business on any day the market value of the qualified securities falls below 100% of the Option Value as of that date, the Portfolio will set aside an amount in liquid unencumbered assets equal in value to the difference. In addition, when a Portfolio writes a call on an index which is "in-the-money" at the time the option is written - that is, the index=s value is above the strike price - the Portfolio will set aside liquid unencumbered assets equal to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount so set aside may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current Option Value. A "qualified security" is an equity security which is listed on a securities exchange or listed on NASDAQ against which the Portfolio has not written a stock call option and which has not been hedged by the Portfolio by the sale of stock index futures. However, the Portfolio will not be subject to the requirement described in this paragraph if it holds a call on the same index as the call written and the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account with its custodian.


A put index option is covered if: (1) the Portfolio sets aside in a segregated account liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account.

RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEXES


A Portfolio's purchase and sale of options on stock indexes has the same risks as stock options described in the previous section. In addition, the distinctive characteristics of options on indexes create special risks. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. It is the policy of the Portfolios to purchase or write options only on stock indexes which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.


The ability to establish and close out positions on stock index options are subject to the existence of a liquid secondary market. A Portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.


There are certain additional risks associated with writing calls on stock indexes. Because exercises of index options are settled in cash, a call writer such as a Portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Portfolios will follow the "cover" procedures described above.


Price movements of a Portfolio's equity securities probably will not correlate precisely with movements in the level of the index. Therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities held by the Portfolio may not increase as much as the index. In that case, the Portfolio would bear a loss on the call which may not be completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call which is not offset by an increase in the value of its securities and might also experience a loss in its securities. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a Portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Portfolio has written a stock index call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, a Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options. For example, even if an index call which a Portfolio has written is "covered" by an index call held by the Portfolio with the same strike price, the Portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Portfolio exercises the call it holds or the time the Portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indexes. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON FOREIGN CURRENCIES

OPTIONS ON FOREIGN CURRENCY

The Conservative Balanced and Flexible Managed Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts and futures contracts on foreign currencies are employed (see below). Options on foreign currencies are similar to options on stocks, except that the option holder has the right to take or make delivery of a specified amount of foreign currency rather than stock.

A Portfolio may purchase and write options to hedge its securities denominated in foreign currencies. If the U.S. dollar increases in value relative to a foreign currency in which the Portfolio's securities are denominated, the value of those securities will decline as well. To hedge against a decline of a foreign currency a Portfolio may purchase put options on that foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, at least in part, the decline in the value of the Portfolio's holdings denominated in that foreign currency. Alternatively, a Portfolio may write a call option on a foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the Portfolio's securities denominated in that foreign currency would be offset in part by the premium the Portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in the foreign currency in which it is denominated, the Portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of adverse movements of the exchange rates. Alternatively, the Portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY

A Portfolio's successful use of currency exchange options on foreign currencies depends upon the portfolio manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. If the currency exchange rate does not change, the Portfolio's net income would be less than if the Portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between the movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risk. A Portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the Portfolio to close out an option depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

FUTURES AND OPTIONS ON FUTURES

The Conservative Balanced and Flexible Managed Portfolio may purchase and sell stock index futures contracts. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities or interest rate indexes, and purchase and sell futures contracts on foreign currencies.

When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day.

The Portfolios may purchase or sell futures contracts without limit for hedging purposes. This would be the case, for example, if a portfolio manager is using a futures contract to reduce the risk of a particular position on a security. The Portfolios can also purchase or sell futures contract for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the Portfolio's assets, taking into account unrealized profits or unrealized losses on any such futures. This would be the case if a portfolio manager uses futures for investment purposes, to increase income or to adjust the Portfolio's asset mix.


RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

There are several risks associated with a Portfolio's use of futures contracts. When used for investment purposes (that is, non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indexes, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in volatility, a Portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.

The hours of trading of futures contracts may not conform to the hours during which a Portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indexes, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Portfolio.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


The Conservative Balanced and Flexible Managed Portfolios may enter into foreign currency exchange contracts to protect the value of their foreign holdings against future changes in the level of currency exchange rates. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a

Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.


Additionally, when a portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Portfolios will thereby be served.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.


It is impossible to forecast with absolute precision the market value of a particular security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.


If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


The Portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

INTEREST RATE SWAPS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.


Interest rate swaps, in their most basic form, involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest. For example, a Portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same B to increase or decrease a Portfolio's exposure to long or short-term interest rates. For example, a Portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the portfolio manager's prediction of interest rate movements is incorrect, the Portfolio's total return will be less than if the Portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Each Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.


LOAN PARTICIPATIONS

The Conservative Balanced and Flexible Managed Portfolios may invest in fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions. The Portfolios will generally invest in loans in the form of "loan participations." In the typical loan participation, the Portfolio will have a contractual relationship with the lender but not the borrower. This means that the Portfolio will not have any right to enforce the borrower=s compliance with the terms of the loan and may not benefit directly from any collateral supporting the loan. As a result, the Portfolio will assume the credit risk of both the borrower and the lender. In the event of the lender=s insolvency, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

DESCRIPTION OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS


The fixed portions of the Conservative Balanced and Flexible Managed Portfolios may use up to 30% of their net assets for reverse repurchase agreements.


In a reverse repurchase transaction, a Portfolio sells one of its securities and agrees to repurchase the same security at a set price on a specified date. During the time the security is held by the other party, the Portfolio will often continue to receive principal and interest payments on the security. The terms of the reverse repurchase agreement reflect a rate of interest for use of the money received by the Portfolio and thus, is similar to borrowing.


Dollar rolls involve the sale by the Portfolio of one of its securities for delivery in the current month and a contract to repurchase substantially similar securities (for example, with the same coupon) from the other party on a specified date in the future at a specified amount. During the roll period, a Portfolio does not receive any principal or interest earned on the security. The Portfolio realizes a profit to the extent the current sale price is more than the price specified for the future purchase, plus any interest earned on the cash paid to the Portfolio on the initial sale.


A "covered roll" is a specific type of dollar roll where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

A Portfolio participating in reverse repurchase or dollar roll transactions will set aside liquid assets in a segregated account, which equal in value the Portfolio's obligations under the reverse repurchase agreement or dollar roll, respectively.


RISKS OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Portfolio may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. If the other party in a reverse purchase or dollar roll transaction becomes insolvent, a Portfolio=s use of the proceeds of the agreement may be restricted pending a determination by a third party of whether to enforce the Portfolio=s obligation to repurchase.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Conservative Balanced and Flexible Managed Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. This means that the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio=s custodian will maintain in a segregated account, liquid assets having a value equal to or greater to such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

SHORT SALES

The Conservative Balanced and Flexible Managed Portfolios may enter into short sales. In a short sale, a Portfolio sells a security it does not own in anticipation of a decline in the market value of those securities. To complete the transaction, the Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security it borrowed by purchasing it at the market price at the time of replacement. The price at that time may be more or less than the price at which the Portfolio sold it. Until the security is replaced, the Portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a fee which would increase the cost of the security sold.


Until a Portfolio replaces a borrowed security used in a short sale, it will set aside liquid assets in a segregated account equal to the current market value of the security sold short or otherwise cover the short position. No more than 25% of any Portfolio=s net assets will be, when added together: (1) deposited as collateral for the obligation to replace securities borrowed in connection with short sales and (2) segregated in accounts in connection with short sales.


A Portfolio incurs a loss in a short sale if the price of the security increases between the date of the short sale and the date the Portfolio replaces the borrowed security. On the other hand, a Portfolio will realize gain if the security=s price decreases between the date of the short sale and the date the security is replaced.

LOANS OF PORTFOLIO SECURITIES

DESCRIPTION OF SECURITIES LOANS


The Portfolios may lend the securities they hold to broker-dealers, qualified banks and certain institutional investors. All securities loans will be made pursuant to a written agreement and continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal or greater than the market value of the loaned securities plus the accrued interest and dividends. While a security is loaned, the Portfolio will continue to receive the interest and dividends on the loaned security while also receiving a fee from the borrower or earning interest on the investment of the cash collateral. Upon termination of the loan, the borrower will return to the Portfolio a security identical to the loaned security. The Portfolio will not have the right to vote a security that is on loan, but would be able to terminate the loan and retain the right to vote if that were considered important with respect to the investment.

RISKS ASSOCIATED WITH LENDING SECURITIES

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In this event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage but the Portfolio would be an unsecured creditor with respect to any shortfall and might not be able to recover all or any of it. However, this risk can be decreased by the careful selection of borrowers and securities to be lent.

Neither of the Portfolios will lend securities to entities affiliated with Prudential.

ILLIQUID SECURITIES

Each Portfolio may hold up to 15% of its net assets in illiquid securities. Securities are "illiquid" if they cannot be sold in the ordinary course of business within seven days at approximately the value at which the Portfolio has them valued. Repurchase agreements with a maturity of greater than seven days are considered illiquid.

The Portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. These securities will not be considered illiquid so long as it is determined by the investment adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; (if the security is unrated, the investment adviser must determine that the security is of equivalent quality); and (3) the investment adviser must consider the trading market for the specific security, taking into account all relevant factors. The investment adviser will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

                             INVESTMENT RESTRICTIONS


Set forth below are certain investment restrictions applicable to the Portfolios. Restrictions 1, 3, 5, and 8 through 11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may --- be changed by the Board of Directors without shareholder approval.

Neither of the Portfolios available to PRUvider Contract owners will:


1. Buy or sell real estate and mortgages, although the Portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Portfolios may purchase and sell interest rate futures contracts and related options; and the Portfolios may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.

2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

4. Make short sales of securities or maintain a short position, except that the Portfolios may sell securities short up to 25% of their net assets and may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

5. Purchase securities on margin or otherwise borrow money or issue senior securities, except that the fixed income portions of the Portfolios may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the money market portion of any Portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Portfolios may purchase securities on a when-issued or a delayed delivery basis; and except that the Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any Portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the Portfolio=s total assets (including the amount owed as a results of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangement with respect to the writing of the following options by the Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin: options on debt securities, equity securities, stock indexes, foreign currencies. Collateral arrangements entered into by the Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

6. Enter into reverse repurchase agreements if, as a result, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the fixed income portions of the Portfolios may enter into reverse repurchase agreements and dollar rolls provided that the Portfolio's obligations with respect to those instruments do not exceed 30% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

7. Pledge or mortgage assets, except that no more than 10% of the value of any Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

8. Lend money, except that loans of up to 10% of the value of each Portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a Portfolio in accordance with its investment objectives and policies.

9. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Portfolio securities and with loans that a Portfolio may make pursuant to item 8 above.

10. Make an investment unless, when considering all its other investments, 75% of the value of a Portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a Portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a Portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a Portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

11. Purchase securities of a company in any industry if, as a result of the purchase, a Portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

12. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.


Consistent with item 5 above, the Fund has entered into a joint $1 billion revolving credit facility with other Prudential mutual funds to facilitate redemptions if necessary. This credit facility, which was entered into on March 13, 1999, is a syndicated arrangement with 12 different major banks.


The investments of the Portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each Portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a Portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the Portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the Portfolio.


Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the Portfolios.

Current federal income tax laws require that the assets of each Portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. See OTHER INFORMATION - FEDERAL INCOME TAXES in the prospectus. Prudential intends to maintain the assets of each Portfolio pursuant to those diversification requirements.


               INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS


INVESTMENT MANAGEMENT ARRANGEMENTS

Prudential is the investment adviser of the Fund. It is the largest insurance company in the United States. The Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Fund, be responsible for the management of the Fund, and provide investment advice and related services to each Portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates LLC ("Jennison") under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. More detailed information about Prudential and its role as investment adviser can be found in HOW THE PORTFOLIOS ARE MANAGED in the prospectus.


Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual Portfolio. For the Conservative Balanced Portfolio, the rate is 0.55%. For the Flexible Managed Portfolio, the rate is 0.60%.

The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Fund, other than investor services and any daily Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.


For the  years  ended  1998,  1997  and  1996,  Prudential  received  a total of
$26,224,569,   $25,757,735,   and  $23,052,572,   respectively,   in  investment
management fees for the Conservative Balanced Portfolio and $33,049,940, $31,740,440, and $27,247,674, respectively, for the Flexible Managed Portfolio.

Each Fund Portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Fund's general administrative expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular Portfolio. Expenses that will be allocated among all Fund
Portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, prospectuses and statements of additional information, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Fund. If the Fund is sued, litigation costs may be directly applicable to one or more Portfolio or allocated on the basis of the size of the respective Portfolios, depending upon the nature of the lawsuit. The Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.


Under the Investment Advisory Agreement, Prudential has agreed to refund to a Portfolio the portion of the investment management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses of that Portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the Portfolio's average daily net assets.

The Investment Advisory Agreement with Prudential was most recently approved by the Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 28, 1998 with respect to all Portfolios. The Investment Advisory Agreement was most recently approved by the shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to the Portfolios. The Investment Advisory

Agreement will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each Portfolio. The required shareholder approval of the Agreements shall be effective with respect to any Portfolio if a majority of the voting shares of that Portfolio vote to approve the Agreements, even if the Agreements are not approved by a majority of the voting shares of any other Portfolio or by a majority of the voting shares of the entire Fund. The Agreements provide that they may not be assigned by Prudential and that they may be terminated upon 60 days' notice by the Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreements upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Fund at their 1989 annual meeting with respect to the Portfolios. The Service Agreement between Prudential and PIC will continue in effect as to the Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.

Prudential also serves as the investment adviser to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment adviser, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment adviser have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.


Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.


DISTRIBUTION ARRANGEMENTS

Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Fund. PIMS is a limited liability corporation organized under Delaware law in 1996. PIMS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. PIMS= principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

The Fund has two classes. Class I shares are sold to separate accounts of Prudential and its affiliates. Class II shares are not available under the Contract described in this SAI.

                      OTHER INFORMATION CONCERNING THE FUND

INCORPORATION AND AUTHORIZED STOCK


The Fund was incorporated under Maryland law on November 15, 1982. As of the date of this SAI, the shares of capital stock are divided into thirty-four classes: Conservative Balanced Portfolio Capital Stock - Class I, Conservative Balanced Portfolio Capital Stock - Class II, Diversified Bond Portfolio Capital Stock - Class I, Diversified Bond Portfolio Capital Stock - Class II, Diversified Conservative Growth Portfolio Capital Stock - Class I, Diversified Conservative Growth Portfolio Capital Stock - Class II, Equity Portfolio Capital Stock - Class I, Equity Portfolio Capital Stock - Class II, Equity Income Portfolio Capital Stock - Class I, Equity Income Portfolio Capital Stock - Class II, Flexible Managed Portfolio Capital Stock - Class I, Flexible Managed Portfolio Capital Stock - Class II, Global Portfolio Capital Stock - Class I, Global Portfolio Capital Stock - Class II, Government Income Portfolio Capital Stock - Class I, Government

Income Portfolio Capital Stock - Class II, High Yield Bond Portfolio Capital Stock - Class I, High Yield Bond Portfolio Capital Stock - Class II, Money Market Portfolio Capital Stock - Class I, Money Market Portfolio Capital Stock - Class II, Natural Resources Portfolio Capital Stock - Class I, Natural Resources Portfolio Capital Stock - Class II, Prudential Jennison Portfolio Capital Stock
- Class I, Prudential Jennison Portfolio Capital Stock - Class II, Small Capitalization Stock Portfolio Capital Stock - Class I, Small Capitalization Stock Portfolio Capital Stock - Class II, Stock Index Portfolio Capital Stock - Class I, Stock Index Portfolio Capital Stock - Class II, 20/20 Focus Portfolio Capital Stock - Class I, 20/20 Focus Portfolio Capital Stock - Class II, Zero Coupon Bond 2000 Portfolio Capital Stock - Class I, Zero Coupon Bond 2000 Portfolio Capital Stock - Class II, Zero Coupon Bond 2005 Portfolio Capital Stock - Class I and Zero Coupon Bond 2005 Portfolio Capital Stock - Class II.


Each class of shares of each Portfolio represents an interest in the same assets of the Portfolio and is identical in all respects except that: (1) Class II shares are subject to distribution and administration fees whereas Class I shares are not; (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interest of one class differ from the interests of any class; and (3) each class is offered to a limited group of investors.

The shares of each class, when issued, will be fully paid and non-assessable, will have no conversion, or similar rights, and will be freely transferable. Each share of each class is equal as to earnings, assets and voting privileges. Class II bears the expenses related to the distribution of its shares. In the event of liquidation, each share of a Portfolio is entitled to its portion of all of the Portfolio=s assets after all debts and expenses of the Portfolio have been paid. Since Class II shares bear distribution and administration expenses, the liquidation proceeds to Class II shareholders are likely to be lower than to Class I shareholders, whose shares are not subject to any distribution or administration fees.


From time to time, Prudential has purchased shares of the Fund to provide initial capital and to enable the Portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Fund, which in turn, are generally voted in accordance with instructions from Contract owners.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential, as the Portfolio=s investment adviser, is responsible for decisions to buy and sell securities, options on securities and indexes, and futures and related options for the Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential (APSI@).

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with PSI in any transaction in which PSI acts as principal. Thus, it will not deal with PSI if execution involves PSI's acting as principal with respect to any part of the Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which PSI, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.


In placing orders for portfolio securities of the Fund, Prudential's overriding objective is to obtain the best possible combination of price and execution. Prudential seeks to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that Prudential may consider in selecting a particular broker, dealer or futures commission merchant firms are: Prudential's knowledge of negotiated commission rates currently available and other transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; Prudential's knowledge of the financial stability of the firms; Prudential's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.

When Prudential selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research oriented computer-software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of Prudential's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account may be used in managing other accounts, and not all of these services may be used in connection with the Fund.


PSI may act as a securities broker or futures commission merchant for the Fund. In order for PSI to effect any transactions for the Portfolios, the commissions received by PSI must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow PSI to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to PSI are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, PSI may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation in a written contract executed by the Fund and PSI. Rule 11a2-2(T) provides that PSI must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by PSI from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with PSI are also subject to such fiduciary standards as may be imposed by applicable law.


For the years 1998, 1997, and 1996, the Conservative Balanced Portfolio paid $1,320,049, $3,338,897, and $2,192,303, respectively, in brokerage commissions and the Flexible Managed Portfolio paid $2,176,922, $6,544,428, and $5,760,972, respectively, in brokerage commissions. Of those amounts, for 1998, 1997, and 1996, the Conservative Balanced Portfolio paid $32,490, $256,752, and $120,976, respectively, to Prudential Securities Incorporated, and the Flexible Managed Portfolio paid $103,021, $428,008, and $582,317, respectively, to Prudential Securities Incorporated. For 1998, the percentage of commissions paid to Prudential Securities Incorporated was 2.46% for the Conservative Balanced Portfolio and 4.73% for the Flexible Managed Portfolio. For 1998, the percentage of the aggregate dollar amount of transactions effected through Prudential Securities Incorporated was 0.79% for the Conservative Balanced Portfolio and 1.53% for the Flexible Managed Portfolio.

TAXATION OF THE FUND

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Code of 1986, as amended (the "Code"). The Fund generally will not be subject to federal income tax to the extent it distributes to shareholders its net investment income and net capital gains in the manner required by the Code. There is a 4% excise tax on the undistributed income of a regulated investment company if that company fails to distribute the required percentage of its net investment income and net capital gains. The Fund intends to employ practices that will eliminate or minimize this excise tax.

Federal tax law requires that the assets underlying variable contracts, including the Fund, meet certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable.

Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the return on those securities.

This is a general and brief summary of the tax laws and regulations applicable to the Fund. The law and regulations may change. You should consult a tax adviser for complete information and advice.


CUSTODIANS

Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by the Portfolios. IFTC is also the custodian of the assets held in connection with repurchase agreements entered into by the Portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these Portfolios. IFTC employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Fund's foreign assets held outside the United States.

EXPERTS


The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the prospectus for each of the three years ended December 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their report appearing herein. The Fund is relying on PricewaterhouseCoopers= report which is given on their authority as accounting and auditing experts. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.


LICENSES

As part of the Investment Advisory Agreement, Prudential has granted the Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Fund's investment adviser. Prudential may also terminate the license for any other reason upon 60 days' written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Fund of such notice, unless a majority of the outstanding voting securities of the Fund vote to continue the Agreement notwithstanding termination of the license.


The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to
Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index. The S&P 500 Index and the S&P SmallCap 600 Index are determined, composed and calculated by S&P without regard to the Fund, the Stock Index Portfolio or the Small Capitalization Stock Portfolio. S&P has no obligation to take the needs of the Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund shares.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO THE RESULTS TO BE OBTAINED BY THE FUND, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS, EVEN IF NOTIFIES OF THE POSSIBILITY OF SUCH DAMAGES.

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

BONDS:

Aaa   --       Bonds which are rated "Aaa" are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    --       Bonds  which are rated "Aa" are  judged to be of high  quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A     --       Bonds  which are  rated "A"  possess  many  favorable  investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    --      Bonds  which  are  rated  "Baa" are  considered  as medium  grade obligations  (i.e.,  they are neither highly protected nor poorly
               secured).   Interest  payments  and  principal   security  appear
               adequate for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable  over any great
               length  of  time.   Such   bonds  lack   outstanding   investment
               characteristics and in fact have speculative characteristics as well.

Ba     --      Bonds  which  are  rated  "Ba"  are  judged  to have  speculative elements;  their future  cannot be  considered  as well  assured.
               Often the  protection of interest and  principal  payments may be very moderate,  and thereby not well safeguarded during both good
               and  bad  times  over  the   future.   Uncertainty   of  position
               characterizes bonds in this class.

B      --      Bonds which are rated "B" generally lack  characteristics  of the
               desirable   investment.   Assurance  of  interest  and  principal
               payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    --      Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca     --      Bonds  which  are  rated  "Ca"  represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C      --      Bonds  which are rated "C" are the lowest  rated  class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--   Leading market positions in well-established industries.

--   High rates of return of funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Ratings Services describes its grades of corporate debt securities and its "A" commercial paper as follows:

BONDS:

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

               Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER:

               Commercial paper rated A by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

               DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY
                           AND MANAGEMENT OF THE FUND

               DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY

The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past five years, are shown below.
                      DIRECTORS OF PRUCO LIFE OF NEW JERSEY

JAMES J. AVERY, JR., CHAIRMAN AND DIRECTOR. -- Senior Vice President and Chief Actuary, Prudential Individual Insurance Group since 1997; 1995 to 1997:
President of Prudential Select; Prior to 1995: Chief Operating Officer of Prudential Select.

WILLIAM M. BETHKE, DIRECTOR. -- Chief Investment Officer since 1997; Prior to 1997: President, Prudential Capital Markets Group.

IRA J. KLEINMAN, DIRECTOR. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; Prior to 1995:
President, Prudential Select.

ESTHER H. MILNES, PRESIDENT AND DIRECTOR. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; Prior to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services.

I. EDWARD PRICE, VICE CHAIRMAN AND DIRECTOR. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, Prudential International Insurance.

                         OFFICERS WHO ARE NOT DIRECTORS

C. EDWARD CHAPLIN, TREASURER. -- Vice President and Treasurer of Prudential since 1995; Prior to 1995: Managing Director and Assistant Treasurer of Prudential.

JAMES C. DROZANOWSKI, SENIOR VICE PRESIDENT.-- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive  Officer of Chase  Manhattan Bank;  Prior to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, CHIEF LEGAL OFFICER AND SECRETARY.-- Chief Counsel, Variable Products, Law Department of Prudential since 1995; Prior to 1995: Associate General Counsel with Paine Webber.

FRANK P. MARINO, SENIOR VICE PRESIDENT. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

EDWARD A. MINOGUE, SENIOR VICE PRESIDENT. -- Vice President, Annuity Services, Prudential Investments since 1997; Prior to 1997: Director, Merrill Lynch.

IMANTS SAKSONS, SENIOR VICE PRESIDENT. -- Vice President, Compliance, Prudential Individual Financial Services since 1998; Prior to 1998: Vice President, Market Conduct, U.S. Operations, Manulife Financial.

SHIRLEY H. SHAO, SENIOR VICE PRESIDENT AND CHIEF ACTUARY. -- Vice President and Associate Actuary, Prudential.

DENNIS G. SULLIVAN, VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER. -- Vice President and Deputy Controller, Prudential since 1998; 1997 to 1998, Vice President and Controller, ContiFinancial Corporation; Prior to 1997, Director, Saloman Brothers.

The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life of New Jersey directors and officers are elected annually.

                             MANAGEMENT OF THE FUND

The names of all directors and major officers of the Fund and the principal occupation of each during the last five years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street , Newark, New Jersey 07102-3777.

                              DIRECTORS OF THE FUND

E. MICHAEL CAULFIELD*, 52, DIRECTOR AND PRESIDENT-- Executive Vice President, Prudential Financial Management since 1998; 1995 to 1998: Chief Executive Officer of Prudential Investments; 1995: Chief Executive Officer, Prudential Preferred Financial Services; prior to 1995: President, Prudential Preferred Financial Services.

SAUL K. FENSTER, 66,  DIRECTOR--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King, Jr. Boulevard, Newark, New Jersey 07102.

W. SCOTT McDONALD, JR., 62, DIRECTOR--Vice President, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 75, DIRECTOR--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                         OFFICERS WHO ARE NOT DIRECTORS

CAREN A. CUNNINGHAM, SECRETARY--Assistant General Counsel of Prudential Investments Fund Management, LLC ("PIFM") Inc. since 1997; prior to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.

GRACE C. TORRES, TREASURER AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER--First Vice President of PIFM since 1996; prior to 1996: First Vice President of Prudential Securities Inc.

STEPHEN M. UNGERMAN, ASSISTANT TREASURER--Vice President and Tax Director of Prudential Investments since 1996; prior to 1996: First Vice President of Prudential Mutual Fund Management, Inc.

----------
* This member of the Board is an interested person of Prudential, its affiliates or the Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Fund. Mr. Caulfield, one of the four members of the Board, is an interested person of Prudential and the Fund, as that term is defined in the 1940 Act, because he is an officer and/or affiliated person of Prudential, the investment advisor to the Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

No director or officer of the Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Fund for services as one of its directors or officers. A single annual retainer fee of $35,000 is paid to each of the directors who is not an interested person of the Fund for services rendered to five different Prudential mutual funds, including this Fund. (The amount paid in respect of each fund is determined on the basis of the funds' relative average net assets.) The directors who are not interested persons of the Fund are also reimbursed for all expenses incurred in connection with attendance at meetings.

The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1998 and the aggregate compensation paid to such Directors for service on the Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1998. Below are listed all Directors who have served the Fund during its most recent fiscal year.

                               COMPENSATION TABLE

                                                      Pension or Retirement    Estimated Annual
                     Aggregate Compensation from   Benefits Accrued as Part of   Benefits Upon   Total Compensation Related to Funds
Name and Position                Fund                     Fund Expenses          Retirement         Managed by Prudential (**)
-----------------            -----------              --------------------        ----------         --------------------------

E. Michael Caulfield*                                          --                     --
Saul K. Fenster                $14,000                        None                    N/A                  $27,200 (5/19)
W. Scott McDonald              $14,400                        None                    N/A                  $27,200 (5/19)
Joseph Weber                   $14,400                        None                    N/A                  $27,200 (5/19)


* Directors who are "interested" do not receive compensation from Prudential (including the Fund).

** Indicates number of funds and portfolios(including the Fund) to which aggregate compensation relates.

As of April 1, 1999, the Directors and officers of the Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Fund capital stock.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $4,496,058,447)..........................  $4,762,474,785
    Cash.......................................         845,314
    Interest and dividends receivable..........      42,070,945
    Receivable for investments sold............         324,115
    Due from broker -- variation margin........          85,990
    Receivable for capital stock sold..........         263,037
                                                 --------------
      Total Assets.............................   4,806,064,186
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       6,472,779
    Payable for capital stock repurchased......       1,730,453
    Payable for investments purchased..........       1,518,060
    Accrued expenses...........................         383,124
                                                 --------------
      Total Liabilities........................      10,104,416
                                                 --------------
  NET ASSETS...................................  $4,795,959,770
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,181,043
      Paid-in capital, in excess of par........   4,507,920,747
                                                 --------------
                                                  4,511,101,790
    Accumulated net realized gains on
      investments..............................      15,961,929
    Net unrealized appreciation on
      investments..............................     268,896,051
                                                 --------------
    Net assets, December 31, 1998..............  $4,795,959,770
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 318,104,322 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        15.08
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $227,089 foreign
      withholding tax).........................  $    24,862,659
    Interest...................................      202,415,229
                                                 ---------------
                                                     227,277,888
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       26,224,569
    Shareholders' reports......................          335,000
    Accounting fees............................          270,000
    Custodian expense..........................          210,000
    Audit fees.................................           45,000
    Legal fees.................................            4,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           22,800
                                                 ---------------
      Total expenses...........................       27,114,369
    Less: Custodian fee credit.................          (37,735)
                                                 ---------------
      Net expenses.............................       27,076,634
                                                 ---------------
  NET INVESTMENT INCOME........................      200,201,254
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................      252,074,816
      Futures contracts........................       11,004,301
                                                 ---------------
                                                     263,079,117
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       62,217,963
      Futures contracts........................        4,254,938
                                                 ---------------
                                                      66,472,901
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      329,552,018
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   529,753,272
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    200,201,254     $   209,904,550
    Net realized gain on investments.......................................................        263,079,117         525,175,186
    Net change in unrealized appreciation (depreciation) on investments....................         66,472,901        (148,830,270)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        529,753,272         586,249,466
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (201,150,300)       (209,004,256)
    Distributions from net realized capital gains..........................................       (284,059,981)       (518,358,296)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (485,210,281)       (727,362,552)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,155,780 and 4,585,160 shares, respectively]......................         64,306,807          74,015,405
    Capital stock issued in reinvestment of dividends and distributions [32,017,520 and
     47,801,252 shares, respectively]......................................................        485,210,281         727,362,552
    Capital stock repurchased [(34,980,138) and (24,112,955) shares, respectively].........       (542,332,348)       (394,841,365)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................          7,184,740         406,536,592
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         51,727,731         265,423,506
  NET ASSETS:
    Beginning of year......................................................................      4,744,232,039       4,478,808,533
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  4,795,959,770     $ 4,744,232,039
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $             --     $       949,046
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
  ASSETS
    Investments, at value (cost:
      $5,149,958,034)..........................  $5,386,550,009
    Cash.......................................           1,341
    Interest and dividends receivable..........      33,290,998
    Due from broker -- variation margin........         809,059
    Receivable for investments sold............         619,824
    Receivable for capital stock sold..........         232,095
                                                 --------------
      Total Assets.............................   5,421,503,326
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       7,882,895
    Payable for capital stock repurchased......       1,607,590
    Payable for investments purchased..........       1,595,867
    Accrued expenses...........................         435,586
                                                 --------------
      Total Liabilities........................      11,521,938
                                                 --------------
  NET ASSETS...................................  $5,409,981,388
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,267,182
      Paid-in capital, in excess of par........   5,110,844,004
                                                 --------------
                                                  5,114,111,186
    Undistributed net investment income........         170,556
    Accumulated net realized gains on
      investments..............................      43,985,733
    Net unrealized appreciation on
      investments..............................     251,713,913
                                                 --------------
    Net assets, December 31, 1998..............  $5,409,981,388
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 326,718,180 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        16.56
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1998
  INVESTMENT INCOME
    Dividends (net of $614,599 foreign
      withholding tax).........................  $    41,517,034
    Interest...................................      170,024,349
                                                 ---------------
                                                     211,541,383
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       33,049,940
    Shareholders' reports......................          415,000
    Accounting fees............................          242,000
    Custodian expense..........................          234,000
    Audit fees and expenses....................           57,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           26,800
                                                 ---------------
      Total expenses...........................       34,027,740
    Less: custodian fee credit.................          (74,445)
                                                 ---------------
      Net expenses.............................       33,953,295
                                                 ---------------
  NET INVESTMENT INCOME........................      177,588,088
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................      471,749,472
      Futures contracts........................       42,134,442
                                                 ---------------
                                                     513,883,914
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (183,829,519)
      Futures contracts........................       16,684,360
                                                 ---------------
                                                    (167,145,159)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      346,738,755
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   524,326,843
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1998                1997
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    177,588,088     $   160,063,955
    Net realized gain on investments.......................................................        513,883,914         867,691,914
    Net change in unrealized appreciation on investments...................................       (167,145,159)       (163,603,096)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        524,326,843         864,152,773
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (178,186,396)       (159,343,911)
    Distributions from net realized capital gains..........................................       (552,345,875)       (823,214,223)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (730,532,271)       (982,558,134)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,188,120 and 4,859,580 shares, respectively]......................         74,668,669          92,765,042
    Capital stock issued in reinvestment of dividends and distributions [43,615,212 and
     56,453,647 shares, respectively]......................................................        730,532,271         982,558,134
    Capital stock repurchased [(38,796,213) and (18,791,325) shares, respectively].........       (679,156,218)       (363,698,408)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        126,044,722         711,624,768
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        (80,160,706)        593,219,407
  NET ASSETS:
    Beginning of year......................................................................      5,490,142,094       4,896,922,687
                                                                                             ------------------  -------------------
    End of year (a)........................................................................   $  5,409,981,388     $ 5,490,142,094
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------
    (a) Includes undistributed net investment income of:...................................   $        170,556     $       768,864
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A2

                        CONSERVATIVE BALANCED PORTFOLIO
December 31, 1998

LONG-TERM INVESTMENTS -- 94.3%

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS -- 54.9%                                      (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
AEROSPACE -- 1.3%
  Raytheon Co.,
    5.95%, 03/15/01...............................      Baa1      $  16,400  $   16,543,992
    6.00%, 12/15/10...............................      Baa1         20,000      20,000,000
    6.40%, 12/15/18...............................      Baa1         25,000      24,812,500
                                                                             --------------
                                                                                 61,356,492
                                                                             --------------
AIRLINES -- 3.3%
  Continental Airlines, Inc.,
    8.00%, 12/15/05...............................      Ba2           5,000       4,940,500
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      25,019,000
    10.375%, 02/01/11.............................      Ba1          37,905      48,392,555
  United Airlines, Inc.,
    10.67%, 05/01/04..............................      Baa3         46,865      55,450,668
    11.21%, 05/01/14..............................      Baa3         18,433      24,206,216
                                                                             --------------
                                                                                158,008,939
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.7%
  California Infrastructure,
    6.14%, 03/25/02...............................      Aaa           5,500       5,517,930
    6.17%, 03/25/03...............................      Aaa           6,000       6,073,560
    6.28%, 09/25/05...............................      Aaa           7,000       7,167,160
  Standard Credit Card Master Trust,
    5.95%, 10/07/04...............................      Aaa           4,650       4,718,262
  Team Financing Corp.,
    7.35%, 05/15/03...............................      Aa2          11,000      11,304,219
                                                                             --------------
                                                                                 34,781,131
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 3.3%
  Bank of Nova Scotia,
    6.50%, 07/15/07...............................       A1           7,200       7,250,256
  Bayerische Landesbank Girozentrale,
    5.875%, 12/01/08..............................      Aaa          22,000      22,492,800
  Capital One Bank,
    6.97%, 02/04/02...............................      Baa3         25,000      25,007,250
    7.08%, 10/30/01...............................      Baa3         35,100      35,295,507
    7.35%, 06/20/00...............................      Baa3          8,100       8,162,208
    8.125%, 03/01/00..............................      Baa3         13,150      13,341,069
  Citigroup,
    6.375%, 11/15/08..............................       A1          17,500      18,094,475
  Kansallis-Osake-Pankki, (Finland),
    8.65%, 01/01/49...............................      Baa1         10,000      10,147,200
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1          14,000      14,280,000
  Okobank, (Finland),
    6.75%, 09/27/49...............................       A3           6,250       6,243,750
                                                                             --------------
                                                                                160,314,515
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.3%
  Cable & Wire Communications, Inc.,
    6.75%, 12/01/08...............................      Baa1         17,000      17,329,800
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Ba2           5,545       5,881,914

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CABLE & PAY TELEVISION SYSTEMS (CONT'D.)
  Tele-Communications, Inc.,
    6.34%, 02/01/02...............................      Ba1       $  12,000  $   12,291,000
    7.375%, 02/15/00..............................      Ba1          40,700      41,585,225
    8.25%, 01/15/03...............................      Baa3          2,000       2,194,800
    9.25%, 04/15/02...............................      Baa3          9,500      10,563,525
    9.875%, 06/15/22..............................      Baa3         12,900      18,288,975
                                                                             --------------
                                                                                108,135,239
                                                                             --------------
COMMERCIAL SERVICES -- 0.8%
  Cendant Corp.,
    7.75%, 12/01/03...............................      Baa1         39,000      39,416,130
                                                                             --------------
COMPUTERS SOFTWARE & SERVICES -- 0.6%
  Computer Associates International, Inc.,
    6.375%, 04/15/05..............................      Baa1         14,300      14,151,852
  Qwest Comm,
    7.25%, 11/01/08...............................      Ba1           8,000       8,180,000
  Worldcom Inc,
    6.125%, 08/15/01..............................      Baa2          6,700       6,807,066
                                                                             --------------
                                                                                 29,138,918
                                                                             --------------
CONSULTING -- 2.6%
  Comdisco Inc., M.T.N.,
    5.94%, 04/13/00...............................      Baa1         12,500      12,468,750
    6.32%, 11/27/00...............................      Baa1         37,750      37,925,915
    6.375%, 11/30/01..............................      Baa1         21,500      21,593,095
    6.65%, 11/13/01...............................      Baa1         50,000      50,385,000
                                                                             --------------
                                                                                122,372,760
                                                                             --------------
CONSUMER SERVICES -- 0.3%
  Loewen Group, Inc.,
    7.20%, 06/01/03...............................      Ba3          10,000       8,400,000
    7.60%, 06/01/08...............................      Ba3           3,400       2,686,000
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,588,375
                                                                             --------------
                                                                                 13,674,375
                                                                             --------------
CONTAINERS -- 0.6%
  Owens-Illinois, Inc.,
    7.15%, 05/15/05...............................      Ba1          30,000      30,066,300
    7.50%, 05/15/10...............................      Ba1             800         815,216
                                                                             --------------
                                                                                 30,881,516
                                                                             --------------
DRUGS & MEDICAL SUPPLIES -- 0.5%
  Mallinckrodt, Inc.,
    6.30%, 03/15/11(a)............................      Baa2         16,780      16,520,958
  Merck & Co Inc.,
    5.95%, 12/01/28...............................      Aaa          10,000       9,982,500
                                                                             --------------
                                                                                 26,503,458
                                                                             --------------
ELECTRICAL -- 0.3%
  Enersis Sa,
    6.90%, 12/01/06...............................      Baa1         10,000       9,182,000
    7.40%, 12/01/16...............................      Baa1          6,400       5,267,200
                                                                             --------------
                                                                                 14,449,200
                                                                             --------------
FINANCIAL SERVICES -- 13.2%
  Advanta Corp., M.T.N.,
    7.50%, 08/28/00...............................      Ba2          35,000      32,866,400
  Arkwright Corp.,
    9.625%, 08/15/26..............................      Baa3          8,000       9,568,800
  Associates Corp.,
    6.25%, 11/01/08...............................      Aa3          21,000      21,745,920
    6.95%, 11/01/18...............................      Aa3          24,000      25,573,920

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B1

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FINANCIAL SERVICES (CONT'D.)
  AT&T Capital Corp, M.T.N.,
    6.25%, 05/15/01...............................      Baa3      $  35,500  $   35,016,845
    7.50%, 11/15/00...............................      Baa3         47,000      47,575,280
  BCH Financial Services
    5.72%, 04/28/05...............................       A3          10,000       9,933,200
  Bear Stearns & Co,
    6.50%, 07/05/00...............................       A2          20,000      20,203,400
  Conseco Inc.,
    6.80%, 06/15/05...............................      Baa3         13,000      11,801,400
    8.70%, 11/15/26...............................      Ba2          29,813      27,237,594
    8.796%, 04/01/27..............................      Ba2           7,500       6,857,250
  ContiFinancial Corp.,
    7.50%, 03/15/02...............................      Ba1          31,300      21,910,000
    8.375%, 08/15/03..............................      Ba1          16,085      11,259,500
  Donaldson Lufkin, & Jenrette Inc.,
    5.625%, 02/15/16..............................      Baa1          5,480       5,415,117
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         11,200      11,226,992
    6.95%, 03/01/04...............................      Baa2         17,500      17,663,100
    7.00%, 06/15/00...............................      Baa3         23,000      23,098,210
    7.50%, 06/15/03...............................      Baa3          5,000       5,158,900
  First Industrial, L.P.,
    6.50%, 04/05/11...............................      Baa2          9,000       8,864,730
  General Motors Acceptance Corp., M.T.N.,
    5.95%, 04/20/01...............................       A2          30,300      30,542,400
  Household Finance Corp.,
    6.50%, 11/15/08...............................       A2          72,000      74,520,000
  Lehman Brothers Holdings, Inc.,
    6.33%, 08/01/00...............................      Baa1         17,200      17,317,476
    6.40%, 08/30/00...............................      Baa1         21,700      21,705,425
  MCN Investment Corp.,
    6.30%, 04/02/11...............................      Baa2          8,250       8,194,725
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,
    6.875%, 11/15/18..............................      Aa3          16,900      17,519,385
  Morgan Stanley Dean Witter & Co., M.T.N.,
    5.89%, 03/20/00...............................       A1          20,000      20,140,800
    6.09%, 03/09/11...............................       A1          21,000      21,280,350
  PaineWebber Group, Inc.,
    7.015%, 02/10/04..............................      Baa1          6,000       6,288,840
    7.625%, 10/15/08..............................      Baa1          5,000       5,387,250
  PT Alatief Freeport Financial Co., Sr. Notes,
    (Netherlands),
    9.75%, 04/15/01 (b)/(c).......................      Ba2           8,950       6,444,000
  Salomon, Inc.,
    6.59%, 02/21/01...............................      Baa1          9,750       9,937,200
    6.75%, 02/15/03...............................      Baa1          5,000       5,137,450
    7.25%, 05/01/01...............................      Baa1          8,625       8,933,430
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          26,319      26,369,655
                                                                             --------------
                                                                                632,694,944
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------

FOREST PRODUCTS -- 0.4%
  Fort James Corp.,
    6.234%, 03/15/11..............................      Baa3      $  17,500  $   17,664,675
                                                                             --------------
INDUSTRIAL -- 2.5%
  Compania Sud Americana de Vapores, S.A.,
    (Chile),
    7.375%, 12/08/03..............................      Baa           7,600       6,821,000
  Scotia Pacific Co.,
    7.11%, 01/20/14...............................       A3           7,900       7,518,904
    7.71%, 01/20/14...............................      Baa2         23,800      21,321,944
  Security Capital Group,
    6.95%, 06/15/05...............................      Baa1          4,500       4,297,500
  U.S. Filter Corp.,
    6.375%, 05/15/01..............................      Ba1          60,090      59,445,835
    6.50%, 05/15/03...............................      Ba1          20,000      19,481,800
                                                                             --------------
                                                                                118,886,983
                                                                             --------------
LODGING -- 0.9%
  ITT Corp.,
    6.25%, 11/15/00...............................      Ba1          23,703      22,867,232
    6.75%, 11/15/03...............................      Baa2         21,500      19,797,845
                                                                             --------------
                                                                                 42,665,077
                                                                             --------------
MEDIA -- 1.1%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           6,425       6,704,680
  Time Warner, Inc.,
    6.10%, 12/30/01...............................      Ba1          27,650      27,926,500
    8.11%, 08/15/06...............................      Ba1           1,500       1,710,075
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2          13,775      14,943,533
                                                                             --------------
                                                                                 51,284,788
                                                                             --------------
MISCELLANEOUS -- 0.1%
  Tokai Pfd Capital,
    9.98%, 12/29/49...............................       A3           4,700       3,948,000
                                                                             --------------
OIL & GAS -- 0.3%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,139,880
  Petro Canada,
    7.00%, 11/15/28...............................       A3          10,000       9,861,200
                                                                             --------------
                                                                                 14,001,080
                                                                             --------------
OIL & GAS SERVICES -- 3.7%
  KN Energy, Inc.,
    6.30%, 03/01/21...............................      Baa2         27,550      27,627,416
    6.45%, 11/30/01...............................      Baa2         18,000      18,009,000
  R&B Falcon Corp.
    6.50%, 04/15/03...............................      Ba1          44,350      40,283,992
    6.75%, 04/15/05...............................      Ba1          28,750      24,725,000
  Seagull Energy Co.,
    7.50%, 09/15/27...............................      Ba1           8,000       7,165,360
  Williams Companies, Inc.,
    5.95%, 02/15/10...............................      Baa2         59,000      59,064,900
                                                                             --------------
                                                                                176,875,668
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 3.5%
  Camden Prop Trst,
    7.23%, 10/30/00...............................      Baa2         22,000      22,052,800
  Colonial Realty,
    7.00%, 07/14/07...............................      Baa3          4,250       4,075,368

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B2

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REAL ESTATE INVESTMENT TRUST (CONT'D.)
  EOP Operating, L.P.,
    6.50%, 06/15/04...............................      Baa1      $   6,000  $    5,900,400
    6.625%, 02/15/05..............................      Baa          17,938      17,583,366
  Equity Residential,
    6.15%, 09/15/00...............................       A3          45,000      44,703,000
  ERP Operating, L.P.,
    6.63%, 04/13/15...............................       A3          22,400      22,103,424
  Felcor Suite Hotels, Inc.,
    7.625%, 10/01/07..............................      Ba1           8,000       7,620,000
  Gables Realty Trust,
    6.80%, 03/15/05...............................      Baa2          7,500       7,157,175
  Simon Debartolo Group, Inc.,
    6.75%, 06/15/05...............................      Baa1         17,500      16,969,750
    6.75%, 07/15/04...............................      Baa1          8,000       7,897,520
    6.875%, 10/27/05..............................      Baa1         14,858      14,539,296
                                                                             --------------
                                                                                170,602,099
                                                                             --------------
RETAIL -- 4.3%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1          41,030      44,227,468
    8.50%, 06/15/03...............................      Ba1          32,400      35,736,552
  Fred Meyer, Inc.,
    7.15%, 03/01/03...............................      Ba2          12,400      12,900,712
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           5,000       5,128,000
  Safeway Stores Inc.,
    5.75%, 11/15/00...............................      Baa2          6,000       6,012,000
    6.05%, 11/15/03...............................      Baa2         12,000      12,082,320
  Saks Inc.,
    7.25%, 12/01/04...............................      Baa3         20,900      20,974,195
    7.50%, 12/01/10...............................      Baa3         22,500      22,498,425
    8.25%, 11/15/08...............................      Baa3         30,900      32,754,000
  Sears Roebuk & Co.,
    6.50%, 12/01/28...............................       A2          16,000      15,704,480
                                                                             --------------
                                                                                208,018,152
                                                                             --------------
TECHNOLOGY -- 0.7%
  Time Warner Inc,
    6.625%, 05/15/29..............................      Baa3         33,000      33,576,180
                                                                             --------------
TELECOMMUNICATIONS -- 2.0%
  360 Communication Co.,
    7.125%, 03/01/03..............................      Ba2          22,550      23,863,538
    7.60%, 04/01/09...............................      Ba1           7,000       7,932,750
  Sprint Cap Corp.,
    5.70%, 11/15/03...............................      Baa1         11,000      11,039,270
    6.125%, 11/15/08..............................      Baa1         25,000      25,545,750
    6.875%, 11/15/28..............................      Baa1         24,500      25,462,850
                                                                             --------------
                                                                                 93,844,158
                                                                             --------------
TOBACCO -- 1.3%
  Philip Morris Cos., Inc.,
    6.15%, 03/15/10...............................       A2          40,000      40,332,000
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          6,900       6,962,584
    9.25%, 08/15/13...............................      Baa3         13,571      13,953,159
                                                                             --------------
                                                                                 61,247,743
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
LONG-TERM                                              RATING      AMOUNT        VALUE
BONDS (CONTINUED)                                   (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
UTILITIES -- 0.5%
  Commonwealth Edison Co.,
    7.375%, 01/15/04..............................      Baa3      $  14,000  $   14,930,300
  Niagara Mohawk Power,
    7.375%, 08/01/03..............................      Ba2          10,000      10,569,100
                                                                             --------------
                                                                                 25,499,400
                                                                             --------------
WASTE MANAGEMENT -- 0.2%
  USA Waste Service,
    6.125%, 07/15/01..............................      Baa3         10,000      10,062,000
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.6%
  United States Treasury Bond,
    8.00%, 11/15/21...............................                   55,300      73,937,759
  United States Treasury Notes,
    4.75%, 11/15/08...............................                    8,600       8,667,166
    5.50%, 08/15/28...............................                   36,075      37,760,424
    5.75%, 08/15/03...............................                    3,900       4,072,458
    5.875%, 11/15/05..............................                    2,200       2,346,784
    6.375%, 08/15/27..............................                   27,000      31,032,990
    7.50%, 02/15/05...............................                      900       1,030,500
    7.875%, 11/15/04..............................                    3,000       3,475,770
  United States Treasury Strip,
    6.50%, 05/15/05...............................                   10,150      11,123,791
                                                                             --------------
                                                                                173,447,642
                                                                             --------------
TOTAL LONG-TERM BONDS
  (COST $2,694,909,653)....................................................   2,633,351,262
                                                                             --------------

COMMON STOCKS -- 38.7%                                           SHARES
                                                              -------------
AEROSPACE -- 0.6%
  Aeroquip-Vickers, Inc.....................................          4,400         131,725
  AlliedSignal, Inc.........................................         88,300       3,912,794
  Boeing Co.................................................        156,500       5,105,812
  GenCorp, Inc..............................................         98,400       2,453,850
  General Dynamics Corp.....................................         19,700       1,154,912
  Goodrich (B.F.) Co........................................         11,300         405,387
  Litton Industries, Inc.(b)................................         77,600       5,063,400
  Lockheed Martin Corp......................................         30,400       2,576,400
  Northrop Grumman Corp.....................................         10,500         767,812
  Parker-Hannifin Corp......................................         60,625       1,985,469
  Raytheon Co. (Class "B" Stock)............................         52,900       2,816,925
  United Technologies Corp..................................         36,500       3,969,375
                                                                             --------------
                                                                                 30,343,861
                                                                             --------------
AIRLINES -- 0.4%
  AMR Corp.(b)..............................................        183,600      10,901,250
  Delta Air Lines, Inc......................................         23,400       1,216,800
  Southwest Airlines Co.....................................         51,900       1,164,506
  US Airways Group, Inc.(b).................................        128,200       6,666,400
                                                                             --------------
                                                                                 19,948,956
                                                                             --------------
APPAREL -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock)(b)..............         84,100       1,161,631
  Nike, Inc. (Class "B" Stock)..............................         45,500       1,845,594
  Phillips-Van Heusen Corp..................................         94,700         680,656
  Reebok International Ltd..................................          8,800         130,900
                                                                             --------------
                                                                                  3,818,781
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B3

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
AUTOS - CARS & TRUCKS -- 1.0%
  Cummins Engine Co., Inc...................................          6,000  $      213,000
  DaimlerChrysler AG........................................         80,071       7,691,820
  Dana Corp.................................................         25,600       1,046,400
  Ford Motor Co.............................................        281,900      16,544,006
  General Motors Corp.......................................        213,000      15,242,813
  Genuine Parts Co..........................................         28,000         936,250
  Johnson Controls, Inc.....................................         13,200         778,800
  MascoTech, Inc............................................         94,400       1,616,600
  Midas, Inc................................................         22,100         687,862
  Navistar International Corp.(b)...........................         11,300         322,050
  PACCAR, Inc...............................................         12,200         501,725
  Titan International, Inc..................................        101,250         961,875
  TRW, Inc..................................................         19,300       1,084,419
                                                                             --------------
                                                                                 47,627,620
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 2.2%
  Banc One Corp.............................................        183,772       9,383,858
  Bank of New York Co., Inc.................................        118,000       4,749,500
  BankAmerica Corp..........................................        271,761      16,339,630
  BankBoston Corp...........................................         45,600       1,775,550
  Bankers Trust Corp........................................         15,300       1,307,194
  BB&T Corp.................................................         44,600       1,797,937
  Chase Manhattan Corp......................................        133,600       9,093,150
  Comerica, Inc.............................................         24,700       1,684,231
  First Union Corp..........................................        151,500       9,213,094
  Fleet Financial Group, Inc................................         87,000       3,887,812
  Golden West Financial Corp................................          8,900         816,019
  Huntington Bancshares, Inc................................         33,000         992,062
  KeyCorp...................................................         68,800       2,201,600
  Mellon Bank Corp..........................................         39,900       2,743,125
  Mercantile Bancorporation, Inc............................         22,700       1,047,037
  Morgan (J.P.) & Co., Inc..................................         27,800       2,920,737
  National City Corp........................................         51,400       3,726,500
  Northern Trust Corp.......................................         17,500       1,527,969
  PNC Bank Corp.............................................         47,800       2,587,175
  Providian Financial Corp..................................         22,350       1,676,250
  Regions Financial Corp....................................         30,000       1,209,375
  Republic New York Corp....................................         17,100         779,119
  Summit Bancorp............................................         27,600       1,205,775
  Suntrust Banks, Inc.......................................         33,000       2,524,500
  Synovus Financial Corp....................................         41,150       1,003,031
  U.S. Bancorp..............................................        115,300       4,093,150
  Union Planters Corp.......................................         17,000         770,312
  Wachovia Corp.............................................         32,300       2,824,231
  Wells Fargo & Co..........................................        251,300      10,036,294
                                                                             --------------
                                                                                103,916,217
                                                                             --------------
BUSINESS SERVICES -- 0.1%
  Equifax, Inc..............................................         23,500         803,406
  Omnicom Group, Inc........................................         25,400       1,473,200
                                                                             --------------
                                                                                  2,276,606
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
CHEMICALS -- 0.7%
  Air Products & Chemicals, Inc.............................         36,900  $    1,476,000
  Dow Chemical Co...........................................         35,500       3,228,281
  Du Pont (E.I.) de Nemours & Co............................        177,200       9,402,675
  Eastman Chemical Co.......................................         12,300         550,425
  Engelhard Corp............................................         22,600         440,700
  Ferro Corp................................................        134,900       3,507,400
  FMC Corp.(b)..............................................          5,400         302,400
  Grace (W.R.) & Co.........................................         11,600         181,975
  Great Lakes Chemical Corp.................................          9,400         376,000
  Hercules, Inc.............................................         15,100         413,362
  Millennium Chemicals, Inc.(b).............................        146,527       2,912,224
  Monsanto Co...............................................         92,900       4,412,750
  Morton International, Inc.................................         20,400         499,800
  Nalco Chemical Co.........................................         10,400         322,400
  OM Group, Inc.............................................         63,300       2,310,450
  Praxair, Inc..............................................         24,700         870,675
  Raychem Corp..............................................         13,300         429,756
  Rohm & Haas Co............................................         28,800         867,600
  Sigma-Aldrich Corp........................................         15,700         461,187
  Union Carbide Corp........................................         19,300         820,250
                                                                             --------------
                                                                                 33,786,310
                                                                             --------------
COMMERCIAL SERVICES -- 0.1%
  Cendant Corp.(b)..........................................        129,900       2,476,219
  Deluxe Corp...............................................         12,700         464,344
  Moore Corp. Ltd...........................................         13,900         152,900
                                                                             --------------
                                                                                  3,093,463
                                                                             --------------
COMPUTER SERVICES -- 2.4%
  3Com Corp.(b).............................................         55,500       2,487,094
  Adobe Systems, Inc........................................         10,800         504,900
  America Online, Inc.(b)...................................         10,500       1,680,000
  Autodesk, Inc.............................................          7,300         311,619
  Automatic Data Processing, Inc............................         46,800       3,752,775
  BMC Software, Inc.(b).....................................         31,000       1,381,437
  Cabletron Systems, Inc.(b)................................         24,800         207,700
  Ceridian Corp.(b).........................................         11,300         788,881
  Cisco Systems, Inc.(b)....................................        241,100      22,377,094
  Computer Associates International, Inc....................         85,500       3,644,437
  Computer Sciences Corp.(b)................................         24,400       1,572,275
  Electronic Data Systems Corp..............................         76,000       3,819,000
  EMC Corp.(b)..............................................         77,700       6,604,500
  First Data Corp...........................................         67,000       2,123,062
  Microsoft Corp.(b)........................................        383,300      53,158,919
  Novell, Inc.(b)...........................................         55,000         996,875
  Oracle Corp.(b)...........................................        154,100       6,645,562
  Parametric Technology Corp.(b)............................         40,200         658,275
  Peoplesoft, Inc...........................................         30,000         568,125
  Silicon Graphics, Inc.(b).................................         29,400         378,525
  Unisys Corp...............................................         39,100       1,346,506
                                                                             --------------
                                                                                115,007,561
                                                                             --------------
COMPUTERS -- 1.5%
  Apple Computer, Inc.(b)...................................         20,800         851,500
  Compaq Computer Corp......................................        258,789      10,852,964
  Data General Corp.(b).....................................          7,600         124,925
  Dell Computer Corp.(b)....................................        196,300      14,366,706
  Gateway 2000, Inc.(b).....................................         24,300       1,243,856
  Hewlett-Packard Co........................................        162,900      11,128,106
  International Business Machines Corp......................        144,700      26,733,325
  Seagate Technology, Inc.(b)...............................         37,900       1,146,475
  Sun Microsystems, Inc.(b).................................         59,100       5,060,437
                                                                             --------------
                                                                                 71,508,294
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B4

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
CONSTRUCTION -- 0.2%
  Centex Corp...............................................          9,300  $      419,081
  Fluor Corp................................................         13,100         557,569
  Foster Wheeler Corp.......................................          6,400          84,400
  Oakwood Homes Corp........................................        139,300       2,115,619
  Pulte Corp................................................          6,600         183,562
  Standard Pacific Corp.....................................        154,000       2,175,250
  Webb (Del E.) Corp........................................        140,300       3,867,019
                                                                             --------------
                                                                                  9,402,500
                                                                             --------------
CONTAINERS -- 0.1%
  Ball Corp.................................................          4,700         215,025
  Bemis Co., Inc............................................          8,300         314,881
  Crown Cork & Seal Co., Inc................................         20,100         619,331
  Owens-Illinois, Inc.(b)...................................         81,500       2,495,937
  Sealed Air Corp...........................................         12,900         658,706
                                                                             --------------
                                                                                  4,303,880
                                                                             --------------
COSMETICS & SOAPS -- 0.7%
  Alberto Culver Co. (Class "B" Stock)......................          8,900         237,519
  Avon Products, Inc........................................         41,400       1,831,950
  Colgate-Palmolive Co......................................         46,300       4,300,112
  Gillette Co...............................................        175,400       8,474,012
  International Flavors & Fragrances, Inc...................         17,100         755,606
  Procter & Gamble Co.......................................        210,200      19,193,887
                                                                             --------------
                                                                                 34,793,086
                                                                             --------------
DIVERSIFIED CONSUMER PRODUCTS -- 0.1%
  Eastman Kodak Co..........................................         86,800       6,249,600
                                                                             --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Avery Dennison Corp.......................................         17,300         779,581
  Pitney Bowes, Inc.........................................         42,800       2,827,475
  Xerox Corp................................................         51,000       6,018,000
                                                                             --------------
                                                                                  9,625,056
                                                                             --------------
DIVERSIFIED OPERATIONS -- 1.1%
  Fortune Brands, Inc.......................................         26,900         850,712
  General Electric Capital Corp.............................        504,700      51,510,944
                                                                             --------------
                                                                                 52,361,656
                                                                             --------------
DRUGS AND MEDICAL SUPPLIES -- 3.8%
  Abbott Laboratories.......................................        239,600      11,740,400
  Allergan, Inc.............................................         10,200         660,450
  ALZA Corp.(b).............................................         13,400         700,150
  American Home Products Corp...............................        203,500      11,459,594
  Amgen, Inc.(b)............................................         41,200       4,307,975
  Bard (C.R.), Inc..........................................          8,900         440,550
  Bausch & Lomb, Inc........................................          8,700         522,000
  Baxter International, Inc.................................         43,900       2,823,319
  Becton, Dickinson & Co....................................         38,200       1,630,662
  Biomet, Inc...............................................         17,500         704,375
  Boston Scientific Corp.(b)................................         61,000       1,635,562
  Bristol-Myers Squibb Co...................................        154,300      20,647,269
  Cardinal Health, Inc......................................         29,700       2,253,487
  Guidant Corp..............................................         23,600       2,601,900
  Johnson & Johnson.........................................        210,600      17,664,075
  Lilly (Eli) & Co..........................................        171,700      15,259,837
  Mallinckrodt, Inc.........................................         11,400         351,262
  Medtronic, Inc............................................         73,400       5,449,950
  Merck & Co., Inc..........................................        184,800      27,292,650
  Pfizer, Inc.,.............................................        204,200      25,614,337
  Pharmacia & Upjohn, Inc...................................         79,500       4,501,687
  Schering-Plough Corp......................................        229,400      12,674,350
  St. Jude Medical, Inc.(b).................................         14,400         398,700
  Warner-Lambert Co.........................................        127,900       9,616,481
                                                                             --------------
                                                                                180,951,022
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
ELECTRONICS -- 1.3%
  Advanced Micro Devices, Inc.(b)...........................         22,200  $      642,412
  AMP Inc...................................................         34,500       1,796,156
  Applied Materials, Inc.(b)................................         57,300       2,445,994
  Belden, Inc...............................................         67,100       1,421,681
  EG&G, Inc.................................................          7,100         197,469
  Emerson Electric Co.......................................         69,400       4,341,837
  Grainger (W.W.), Inc......................................         15,600         649,350
  Harris Corp...............................................         12,500         457,812
  Honeywell, Inc............................................         19,900       1,498,719
  Intel Corp................................................        260,600      30,897,387
  KLA-Tencor Corp.(b).......................................         13,200         572,550
  LSI Logic Corp.(b)........................................         22,200         357,975
  Micron Technology, Inc....................................         33,100       1,673,619
  Motorola, Inc.............................................         93,500       5,709,344
  Perkin-Elmer Corp.........................................          7,600         741,475
  Rockwell International Corp...............................         31,500       1,529,719
  Solectron Corp............................................          5,000         464,687
  Tektronix, Inc............................................          7,900         237,494
  Texas Instruments, Inc....................................         61,100       5,227,869
  Thomas & Betts Corp.......................................          8,600         372,487
                                                                             --------------
                                                                                 61,236,036
                                                                             --------------
ENGINEERING & CONSTRUCTION
  Giant Cement Holdings, Inc.(b)............................         58,100       1,437,975
                                                                             --------------
ENVIRONMENTAL SERVICES
  Browning-Ferris Industries, Inc...........................         28,800         819,000
                                                                             --------------
EXPLORATION & PRODUCTION
  Apex Silver Mines Ltd.....................................         82,200         678,150
                                                                             --------------
FINANCIAL SERVICES -- 2.2%
  American Express Co.......................................         70,800       7,239,300
  Associates First Capital Corp.............................        108,544       4,599,552
  Bear Stearns Companies, Inc...............................         16,500         616,687
  Block (H.R.), Inc.........................................         16,400         738,000
  Capital One Financial Corp................................          9,600       1,104,000
  Citigroup, Inc............................................        407,500      20,171,250
  Countrywide Credit Industries, Inc........................         17,000         853,187
  Dun & Bradstreet Corp.....................................         26,700         842,719
  Federal Home Loan Mortgage Corp...........................        105,700       6,811,044
  Federal National Mortgage Assoc...........................        161,900      11,980,600
  Fifth Third Bancorp.......................................         39,500       2,816,844
  Franklin Resource, Inc....................................         39,600       1,267,200
  Household International, Inc..............................         75,752       3,001,673
  Lehman Brothers Holdings, Inc.............................        189,600       8,354,250
  MBNA Corp.................................................        117,750       2,936,391
  Merrill Lynch & Co., Inc..................................        112,300       7,496,025
  Morgan Stanley Dean Witter & Co...........................        146,790      10,422,090
  Paychex, Inc..............................................         23,000       1,183,062
  Schwab (Charles) Corp.(b).................................         62,400       3,506,100
  SLM Holding Corp..........................................         25,000       1,200,000
  State Street Corp.........................................         25,200       1,752,975
  Sunamerica, Inc...........................................         30,600       2,482,425
  Transamerica Corp.........................................          9,800       1,131,900
  Washington Mutual, Inc....................................         89,178       3,405,485
                                                                             --------------
                                                                                105,912,759
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B5

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
FOOD & BEVERAGES -- 1.7%
  Anheuser-Busch Companies, Inc.............................         76,700  $    5,033,437
  Archer-Daniels-Midland Co.................................         93,975       1,615,195
  Bestfoods.................................................         45,100       2,401,575
  Brown-Forman Corp. (Class "B" Stock)......................         10,800         817,425
  Campbell Soup Co..........................................         71,500       3,932,500
  Coca Cola Enterprises, Inc................................         60,000       2,145,000
  Coca-Cola Co..............................................        383,500      25,646,562
  ConAgra, Inc..............................................         74,500       2,346,750
  Coors (Adolph) Co. (Class "B" Stock)......................          5,800         327,337
  General Mills, Inc........................................         24,800       1,928,200
  Heinz (H.J.) & Co.........................................         57,200       3,238,950
  Hershey Foods Corp........................................         22,400       1,393,000
  Kellogg Co................................................         64,400       2,197,650
  PepsiCo, Inc..............................................        235,600       9,644,875
  Pioneer Hi-Bred International, Inc........................         38,300       1,034,100
  Quaker Oats Co............................................         21,700       1,291,150
  Ralston-Ralston Purina Group..............................         50,400       1,631,700
  Sara Lee Corp.............................................        148,200       4,177,388
  Seagram Co., Ltd..........................................         55,800       2,120,400
  Sysco Corp................................................         53,300       1,462,419
  Whitman Corp..............................................        132,800       3,369,800
  Wrigley (William) Jr. Co..................................         18,200       1,630,037
                                                                             --------------
                                                                                 79,385,450
                                                                             --------------
FOREST PRODUCTS -- 0.6%
  Boise Cascade Corp........................................        152,000       4,712,000
  Champion International Corp...............................        109,700       4,442,850
  Fort James Corp...........................................         32,700       1,308,000
  Georgia-Pacific Corp......................................         14,500         849,156
  International Paper Co....................................         47,300       2,119,631
  Louisiana-Pacific Corp....................................        189,700       3,473,881
  Mead Corp.................................................        111,300       3,262,481
  Potlatch Corp.............................................          4,500         165,937
  Temple-Inland, Inc........................................          8,900         527,881
  Union Camp Corp...........................................         10,900         735,750
  Westvaco Corp.............................................         16,000         429,000
  Weyerhaeuser Co...........................................         31,300       1,590,431
  Willamette Industries, Inc................................         86,500       2,897,750
                                                                             --------------
                                                                                 26,514,748
                                                                             --------------
GAS PIPELINES -- 0.1%
  Columbia Energy Group.....................................         13,000         750,750
  Consolidated Natural Gas Co...............................         15,000         810,000
  Peoples Energy Corp.......................................          5,500         219,312
  Sempra Energy.............................................         33,699         855,112
  Sonat, Inc................................................         17,200         465,475
  Williams Companies, Inc...................................         64,400       2,008,475
                                                                             --------------
                                                                                  5,109,124
                                                                             --------------
HOSPITALS/ HEALTHCARE -- 0.3%
  Columbia/HCA Healthcare Corp..............................        301,900       7,472,025
  HBO & Co..................................................         69,000       1,979,437
  Healthsouth Corp.(b)......................................         63,600         981,825
  Humana, Inc.(b)...........................................         25,700         457,781
  IMS Health, Inc...........................................         25,400       1,916,112
  Manor Care, Inc...........................................         12,000         352,500
  Service Corp. International...............................         39,400       1,499,662
  Shared Medical Systems Corp...............................          4,100         204,487
  Tenet Healthcare Corp.(b).................................         48,000       1,260,000
                                                                             --------------
                                                                                 16,123,829
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.2%
  Clorox Co.................................................         16,200  $    1,892,362
  Kimberly-Clark Corp.......................................         87,000       4,741,500
  Leggett & Platt, Inc......................................        114,700       2,523,400
                                                                             --------------
                                                                                  9,157,262
                                                                             --------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc...........................          6,400         386,000
  Fleetwood Enterprises, Inc................................          5,700         198,075
  Hanson, PLC, ADR, (United Kingdom)........................        309,562      12,072,918
  Kaufman & Broad Home Corp.................................          6,100         175,375
  Lowe's Companies, Inc.....................................         54,800       2,805,075
  Masco Corp................................................         51,800       1,489,250
  Maytag Corp...............................................         14,900         927,525
  Owens Corning.............................................        106,900       3,788,269
  Stanley Works.............................................         14,000         388,500
  Tupperware Corp...........................................          9,600         157,800
  Whirlpool Corp............................................         11,700         647,887
                                                                             --------------
                                                                                 23,036,674
                                                                             --------------
INSURANCE -- 1.5%
  Aetna, Inc................................................         23,300       1,831,962
  Allstate Corp.............................................        131,300       5,071,462
  American General Corp.....................................         39,700       3,096,600
  American International Group, Inc.........................        163,500      15,798,187
  Aon Corp..................................................         26,300       1,456,362
  Berkley (W.R.) Corp.......................................         42,400       1,444,250
  Berkshire Hathaway, Inc. (Class "B" Stock)................            452       1,061,025
  Chubb Corp................................................         26,700       1,732,162
  CIGNA Corp................................................         34,800       2,690,475
  Cincinnati Financial Corp.................................         25,800         944,925
  Conseco, Inc..............................................         49,021       1,498,204
  Financial Security Assurance Holdings Ltd.................         34,000       1,844,500
  Hartford Financial Services Group, Inc....................         37,000       2,030,375
  Jefferson-Pilot Corp......................................         16,600       1,245,000
  Lincoln National Corp.....................................         16,000       1,309,000
  Loews Corp................................................         47,000       4,617,750
  Marsh & McLennan Companies, Inc...........................         39,900       2,331,656
  MBIA, Inc.................................................         15,300       1,003,106
  MGIC Investment Corp......................................         17,900         712,644
  Progressive Corp..........................................         11,300       1,913,938
  Provident Companies, Inc..................................         70,400       2,921,600
  Reinsurance Group of America, Inc.........................        115,550       8,088,500
  SAFECO Corp...............................................         22,100         948,919
  St. Paul Companies, Inc...................................         36,200       1,257,950
  TIG Holdings, Inc.........................................         85,500       1,330,594
  Torchmark Corp............................................         21,900         773,329
  Trenwick Group, Inc.......................................         64,850       2,115,731
  United Healthcare Corp....................................         29,500       1,270,344
  UNUM Corp.................................................         21,700       1,266,737
                                                                             --------------
                                                                                 73,607,287
                                                                             --------------
INTRUMENTS-CONTROLS
  Flowserve Corp............................................         39,486         653,987
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B6

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
LEISURE -- 0.3%
  Brunswick Corp............................................         15,600  $      386,100
  Carnival Corp. (Class "A" Stock)..........................         78,500       3,768,000
  Disney (Walt) Co..........................................        317,100       9,513,000
  Harrah's Entertainment, Inc.(b)...........................         15,800         247,862
  Hilton Hotels Corp........................................         39,200         749,700
  King World Productions, Inc...............................         11,500         338,531
  Marriott International, Inc. (Class "A" Stock)............         40,000       1,160,000
  Mirage Resorts, Inc.(b)...................................         28,100         419,744
                                                                             --------------
                                                                                 16,582,937
                                                                             --------------
MACHINERY -- 0.3%
  Briggs & Stratton Corp....................................          3,900         194,513
  Case Corp.................................................         98,800       2,155,075
  Caterpillar, Inc..........................................         58,300       2,681,800
  Cooper Industries, Inc....................................         19,000         906,063
  Deere & Co................................................         39,100       1,295,188
  Dover Corp................................................         34,800       1,274,550
  DT Industries, Inc........................................         35,800         563,850
  Eaton Corp................................................         11,200         791,700
  Global Industrial Technologies, Inc.(b)...................         61,400         656,213
  Harnischfeger Industries, Inc.............................          7,500          76,406
  Ingersoll-Rand Co.........................................         25,900       1,215,681
  Milacron, Inc.............................................          6,300         121,275
  Paxar Corp................................................        229,925       2,054,955
  Snap-On, Inc..............................................          9,500         330,719
  Timken Co.................................................          9,900         186,863
                                                                             --------------
                                                                                 14,504,851
                                                                             --------------
MANUFACTURING -- 0.3%
  Hussmann International, Inc...............................         66,400       1,286,500
  Illinois Tool Works, Inc..................................         39,100       2,267,800
  Smith (A.O.) Corp.,.......................................        105,450       2,590,116
  Tyco International Ltd....................................         98,651       7,441,985
                                                                             --------------
                                                                                 13,586,401
                                                                             --------------
MEDIA -- 1.3%
  CBS Corp.(b)..............................................        304,000       9,956,000
  Central Newspapers, Inc.(Class "A" Stock).................         50,000       3,571,875
  Clear Channel Communications, Inc.(b).....................         38,600       2,103,700
  Comcast Corp. (Special Class "A" Stock)...................         56,700       3,327,581
  Donnelley (R.R.) & Sons Co................................         22,800         998,925
  Dow Jones & Co., Inc......................................         15,100         726,688
  Gannett Co., Inc..........................................         44,400       2,938,725
  Houghton Mifflin Co.......................................         58,700       2,773,576
  Interpublic Group of Companies, Inc.......................         19,700       1,571,075
  Knight-Ridder, Inc........................................         70,600       3,609,425
  Lee Enterprises, Inc......................................         50,900       1,603,350
  McGraw-Hill, Inc..........................................         15,500       1,579,063
  Mediaone Group, Inc.......................................         95,100       4,469,700
  Meredith Corp.............................................          8,300         314,363
  New York Times Co. (Class "A" Stock)......................         30,000       1,040,625
  Tele-Communications, Inc. (Series "A" Stock)(b)...........         79,400       4,391,813
  Time Warner, Inc..........................................        183,000      11,357,438
  Times Mirror Co. (Class "A" Stock)........................         13,900         778,400
  Tribune Co................................................         19,300       1,273,800
  Viacom, Inc. (Class "B" Stock)(b).........................         55,300       4,092,200
                                                                             --------------
                                                                                 62,478,322
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
METALS-FERROUS -- 0.3%
  AK Steel Holding Corp.....................................        213,400  $    5,014,900
  Allegheny Teledyne, Inc...................................         30,700         627,431
  Bethlehem Steel Corp.(b)..................................        241,500       2,022,563
  LTV Corp..................................................        204,900       1,190,981
  Material Sciences Corp.(b)................................         96,900         823,650
  National Steel Corp. (Class "B" Stock)(b).................         42,200         300,675
  Nucor Corp................................................         13,800         596,850
  USX-U.S. Steel Group, Inc.................................         80,900       1,860,700
  Worthington Industries, Inc...............................         15,200         190,000
                                                                             --------------
                                                                                 12,627,750
                                                                             --------------
METALS-NON FERROUS -- 0.3%
  Alcan Aluminum Ltd........................................         35,600         963,425
  Aluminum Company of America...............................        184,300      13,741,869
  Cyprus Amax Minerals Co...................................         14,600         146,000
  Inco Ltd..................................................         26,200         276,738
  Reynolds Metals Co........................................         11,600         611,175
                                                                             --------------
                                                                                 15,739,207
                                                                             --------------
MINERAL RESOURCES
  ASARCO, Inc...............................................          6,300          94,894
  Burlington Resources, Inc.................................         27,600         988,425
  Homestake Mining Co.......................................         33,100         304,106
  Phelps Dodge Corp.........................................          9,200         468,050
                                                                             --------------
                                                                                  1,855,475
                                                                             --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.4%
  AES Corp..................................................         24,000       1,137,000
  Coltec Industries, Inc....................................         43,700         852,150
  Crane Co..................................................         10,800         326,025
  Danaher Corp..............................................         14,000         760,375
  Donaldson Co., Inc........................................        109,200       2,265,900
  Ecolab, Inc...............................................         20,200         730,988
  IDEX Corp.................................................         60,100       1,472,450
  ITT Industries, Inc.......................................         18,500         735,375
  Laidlaw, Inc..............................................         51,500         518,219
  Mark IV Industries, Inc...................................         86,542       1,125,046
  Millipore Corp............................................          6,800         193,375
  NACCO Industries, Inc. (Class "A" Stock)..................          1,300         119,600
  Pall Corp.................................................         19,500         493,594
  PPG Industries, Inc.......................................         27,900       1,625,175
  Textron, Inc..............................................         25,700       1,951,594
  Thermo Electron Corp.(b)..................................         24,900         421,744
  Trinity Industries, Inc...................................         52,200       2,009,700
  York International Corp...................................         27,000       1,101,938
                                                                             --------------
                                                                                 17,840,248
                                                                             --------------
MISCELLANEOUS - CONSUMER GROWTH/STAPLE -- 0.4%
  American Greetings Corp. (Class "A" Stock)................         11,400         468,113
  Black & Decker Corp.......................................         14,900         835,331
  Corning, Inc..............................................         36,200       1,629,000
  Jostens, Inc..............................................          6,100         159,744
  Minnesota Mining & Manufacturing Co.......................         64,000       4,552,000
  Polaroid Corp.............................................          7,000         130,813
  Rubbermaid, Inc...........................................         23,500         738,781
  Unilever N.V., ADR, (United Kingdom)......................        100,300       8,318,631
                                                                             --------------
                                                                                 16,832,413
                                                                             --------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc..............................................         26,700         909,469
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B7

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
OIL & GAS -- 2.0%
  Amerada Hess Corp.........................................         14,400  $      716,400
  Amoco Corp................................................        149,000       8,995,875
  Anadarko Petroleum Corp...................................         18,800         580,450
  Ashland, Inc..............................................         11,800         570,825
  Atlantic Richfield Co.....................................         50,200       3,275,550
  Basin Exploration, Inc.(b)................................         17,400         218,588
  Cabot Oil & Gas Corp. (Class "A" Stock)...................         88,600       1,329,000
  Chevron Corp..............................................        102,900       8,534,269
  Coastal Corp..............................................         33,200       1,159,925
  Eastern Enterprises.......................................          3,200         140,000
  Enron Oil & Gas Co........................................         48,400         834,900
  Exxon Corp................................................        380,300      27,809,438
  Kerr-McGee Corp...........................................          7,500         286,875
  Mobil Corp................................................        122,800      10,698,950
  Murphy Oil Corp...........................................         27,600       1,138,500
  NICOR, Inc................................................          7,600         321,100
  Noble Affiliates, Inc.....................................         50,900       1,253,413
  Phillips Petroleum Co.....................................         41,200       1,756,150
  Pioneer Natural Resources Co..............................        334,644       2,928,135
  Royal Dutch Petroleum Co..................................        335,800      16,076,426
  Seagull Energy Corp.(b)...................................         63,700         402,106
  Sunoco, Inc...............................................         14,800         533,725
  Texaco, Inc...............................................         85,800       4,536,675
  Union Pacific Resources Group, Inc........................         39,800         360,688
  Unocal Corp...............................................         38,600       1,126,638
  USX-Marathon Group........................................         45,200       1,361,650
  Western Gas Resources, Inc................................        103,000         592,250
                                                                             --------------
                                                                                 97,538,501
                                                                             --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.2%
  Elf Aquitaine SA, ADR, (France)...........................        124,800       7,066,800
  Occidental Petroleum Corp.................................         53,100         896,063
  Oryx Energy Co.(b)........................................        140,000       1,881,250
                                                                             --------------
                                                                                  9,844,113
                                                                             --------------
OIL & GAS SERVICES -- 0.5%
  Apache Corp...............................................         15,000         379,688
  Baker Hughes, Inc.........................................         49,450         874,647
  Enron Corp................................................         51,400       2,933,013
  Halliburton Co............................................         68,500       2,029,313
  Helmerich & Payne, Inc....................................          7,900         153,063
  J. Ray McDermott, SA......................................        163,800       4,002,864
  McDermott International, Inc..............................        431,600      10,655,125
  ONEOK, Inc................................................          4,900         177,013
  Rowan Companies, Inc.(b)..................................         13,600         136,000
  Schlumberger Ltd..........................................         83,000       3,828,375
  Wolverine Tube, Inc.(b)...................................         37,000         777,000
                                                                             --------------
                                                                                 25,946,101
                                                                             --------------
PRECIOUS METALS -- 0.1%
  Barrick Gold Corp.........................................         58,500       1,140,750
  Battle Mountain Gold Co...................................         36,000         148,500
  Freeport-McMoRan Copper & Gold, Inc. (Class "B")..........         30,300         316,256
  Newmont Mining Corp.......................................         24,500         442,531
  Placer Dome, Inc..........................................         38,700         445,050
                                                                             --------------
                                                                                  2,493,087
                                                                             --------------
RAILROADS -- 0.2%
  Burlington Northern Santa Fe Corp.........................         73,500       2,480,625
  CSX Corp..................................................         34,200       1,419,300
  Norfolk Southern Corp.....................................         59,100       1,872,731
  Union Pacific Corp........................................         38,700       1,743,919
                                                                             --------------
                                                                                  7,516,575
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
REAL ESTATE DEVELOPMENT -- 0.3%
  Crescent Operating, Inc...................................         17,060  $       81,035
  Crescent Real Estate Equities Co..........................        336,700       7,744,100
  Equity Residential Properties Trust.......................         14,400         582,300
  Vornado Operating, Inc.(b)................................          4,920          39,668
  Vornado Realty Trust(b)...................................        185,200       6,250,500
                                                                             --------------
                                                                                 14,697,603
                                                                             --------------
RESTAURANTS -- 0.2%
  Darden Restaurants, Inc...................................         18,200         327,600
  McDonald's Corp...........................................        107,900       8,267,838
  Tricon Global Restaurants, Inc.(b)........................         23,800       1,192,975
  Wendy's International, Inc................................         20,700         451,519
                                                                             --------------
                                                                                 10,239,932
                                                                             --------------
RETAIL -- 2.6%
  Albertson's, Inc..........................................         38,500       2,451,969
  American Stores Co........................................         42,800       1,580,925
  AutoZone, Inc.(b).........................................         23,800         783,913
  Bombay Company, Inc.(b)...................................        139,200         774,300
  Charming Shoppes, Inc.(b).................................        811,300       3,498,731
  Circuit City Stores, Inc..................................         15,500         774,031
  Consolidated Stores Corp..................................         16,900         341,169
  Costco Companies, Inc.(b).................................         33,600       2,425,500
  CVS Corp..................................................         59,800       3,289,000
  Dayton-Hudson Corp........................................         68,500       3,716,125
  Designs, Inc.(b)..........................................         51,900         100,556
  Dillard's, Inc............................................         49,100       1,393,213
  Dollar General Corporation................................         22,500         531,563
  Federated Department Stores, Inc.(b)......................         32,900       1,433,206
  Fred Meyer, Inc...........................................         21,000       1,265,250
  Great Atlantic & Pacific Tea Co., Inc.....................          6,000         177,750
  Harcourt General, Inc.....................................         11,100         590,381
  Home Depot, Inc...........................................        229,100      14,018,056
  IKON Office Solutions, Inc................................         21,100         180,669
  J.C. Penney Co., Inc......................................         39,100       1,832,813
  Jan Bell Marketing, Inc.(b)...............................         73,200         471,225
  Kmart Corp.(b)............................................        685,800      10,501,313
  Kohl's Corp.(b)...........................................         22,600       1,388,488
  Kroger Co.(b).............................................         39,923       2,415,342
  Liz Claiborne, Inc........................................         10,500         331,406
  Longs Drug Stores, Inc....................................          6,100         228,750
  May Department Stores Co..................................         36,200       2,185,575
  Newell Co.................................................         24,900       1,027,125
  Nordstrom, Inc............................................         28,200         978,188
  Pep Boys - Manny, Moe & Jack..............................          9,900         155,306
  Rite Aid Corp.............................................         40,400       2,002,325
  Safeway, Inc.,(b).........................................         71,000       4,326,563
  Sears, Roebuck & Co.......................................         61,400       2,609,500
  Sherwin-Williams Co.......................................         27,100         796,063
  Staples, Inc.(b)..........................................         43,000       1,878,563
  Supervalu, Inc............................................         18,800         526,400
  Tandy Corp................................................         16,200         667,238
  The Gap, Inc..............................................         93,000       5,231,250
  The Limited, Inc..........................................        247,100       7,196,788
  TJX Companies, Inc........................................         50,600       1,467,400
  Toys 'R' Us, Inc.(b)......................................        131,700       2,222,439
  Wal-Mart Stores, Inc......................................        347,700      28,315,819
  Walgreen Co...............................................         77,600       4,544,450
  Winn-Dixie Stores, Inc....................................         23,300       1,045,588
                                                                             --------------
                                                                                123,672,224
                                                                             --------------
RUBBER -- 0.1%
  Cooper Tire & Rubber Co...................................         12,300         251,381
  Goodyear Tire & Rubber Co.................................         63,600       3,207,825
                                                                             --------------
                                                                                  3,459,206
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B8

DECEMBER 31, 1998

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
SEMICONDUCTORS
  National Semiconductor Corp.(b)...........................         25,700  $      346,950
                                                                             --------------
TELECOMMUNICATIONS -- 3.5%
  Airtouch Communications, Inc.(b)..........................         88,400       6,375,850
  Alcatel Alsthom, ADR, (France)............................        124,900       3,052,244
  Alltel Corp...............................................         42,800       2,559,975
  Ameritech Corp............................................        171,400      10,862,476
  Andrew Corp.(b)...........................................         13,900         229,350
  Ascend Communications, Inc.(b)............................         30,200       1,985,650
  AT&T Corp.................................................        280,600      21,115,150
  Bell Atlantic Corp........................................        243,200      13,816,800
  BellSouth Corp............................................        305,200      15,221,850
  Deutsche Telekom AG, ADR, (Germany).......................         45,000       1,473,750
  Frontier Corp.............................................         25,700         873,800
  General Instrument Corp...................................         23,200         787,350
  GTE Corp..................................................        150,000      10,115,625
  Lucent Technologies, Inc..................................        205,400      22,594,000
  MCI Worldcom, Inc.........................................        280,414      20,119,705
  Nextel Communications, Inc. (Class "A" Stock)(b)..........         41,100         970,988
  Northern Telecom Ltd......................................        102,140       5,119,768
  SBC Communications, Inc...................................        302,100      16,200,113
  Scientific-Atlanta, Inc...................................         12,400         282,875
  Sprint Corp...............................................        112,950       6,717,269
  Tellabs, Inc.(b)..........................................         28,400       1,947,175
  US West, Inc..............................................         77,860       5,031,703
                                                                             --------------
                                                                                167,453,466
                                                                             --------------
TEXTILES
  National Service Industries, Inc..........................          6,700         254,600
  Pillowtex Corp.(b)........................................         18,530         495,678
  Russell Corp..............................................          5,700         115,781
  Springs Industries, Inc...................................          3,200         132,600
  Tultex Corp.(b)...........................................         88,300          77,263
  VF Corp...................................................         19,100         895,313
                                                                             --------------
                                                                                  1,971,235
                                                                             --------------
TOBACCO -- 0.7%
  Philip Morris Co., Inc....................................        479,600      25,658,600
  RJR Nabisco Holdings Corp.................................        303,500       9,010,157
  UST, Inc..................................................         28,900       1,007,888
                                                                             --------------
                                                                                 35,676,645
                                                                             --------------
TOYS
  Hasbro, Inc...............................................         20,800         751,400
  Mattel, Inc...............................................         45,551       1,039,132
                                                                             --------------
                                                                                  1,790,532
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp......................................         23,000       2,047,000
  Ryder System, Inc.........................................         12,000         312,000
  Yellow Corp.(b)...........................................         43,600         833,850
                                                                             --------------
                                                                                  3,192,850
                                                                             --------------

COMMON                                                                           VALUE
STOCKS (CONTINUED)                                               SHARES         (NOTE 2)
                                                              -------------  --------------
UTILITY - ELECTRIC -- 0.8%
  Ameren Corp...............................................         21,500  $      917,781
  American Electric Power Co., Inc..........................         29,700       1,397,757
  Baltimore Gas & Electric Co...............................         23,100         713,213
  Carolina Power & Light Co.................................         23,500       1,105,969
  Central & South West Corp.................................         33,200         910,925
  CINergy Corp..............................................         24,700         849,063
  Consolidated Edison, Inc..................................         36,800       1,945,800
  Dominion Resources, Inc...................................         30,300       1,416,525
  DTE Energy Co.............................................         22,700         973,263
  Duke Energy Corp..........................................         56,400       3,613,125
  Edison International......................................         56,700       1,580,513
  Entergy Corp..............................................         38,200       1,188,975
  FirstEnergy Corp.(b)......................................         36,100       1,175,506
  FPL Group, Inc............................................         28,500       1,756,313
  GPU, Inc..................................................         19,900         879,331
  Houston Industries, Inc...................................         44,300       1,423,138
  New Century Energies, Inc.................................         15,000         731,250
  Niagara Mohawk Power Corp.(b).............................         22,600         364,425
  Northern States Power Co..................................         23,300         646,575
  Pacific Gas & Electric Co.................................         59,700       1,880,550
  PacifiCorp................................................         46,400         977,300
  PECO Energy Co............................................         34,900       1,452,713
  PP&L Resources, Inc.......................................         26,000         724,750
  Public Service Enterprise Group, Inc......................         36,300       1,452,000
  Southern Co...............................................        108,100       3,141,656
  Texas Utilities Co........................................         41,600       1,942,200
  Unicom Corp...............................................         33,900       1,307,269
                                                                             --------------
                                                                                 36,467,885
                                                                             --------------
WASTE MANAGEMENT -- 0.1%
  Waste Management, Inc.....................................        127,902       5,963,431
                                                                             --------------
TOTAL COMMON STOCKS
  (COST $1,566,786,221)....................................................   1,853,914,159
                                                                             --------------
PREFERRED STOCKS -- 0.7%
FINANCIAL SERVICES -- 0.6%
  Central Hispano Capital Corp..............................      1,225,900      31,289,903
                                                                             --------------
TELECOMMUNICATIONS -- 0.1%
  Telecomunicacoes Brasileiras S.A., ADR....................         55,900       4,063,231
                                                                             --------------
TOTAL PREFERRED STOCKS
  (COST $36,876,618).......................................................      35,353,134
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (COST $4,298,572,492)....................................................   4,522,618,555
                                                                             --------------

                                                      MOODY'S     PRINCIPAL
SHORT-TERM                                             RATING      AMOUNT
INVESTMENTS -- 5.0%                                 (UNAUDITED)     (000)
                                                    ------------  ---------
CERTIFICATES OF DEPOSIT-YANKEE
  Alltel Corp.,
    5.75%, 01/04/99...............................       NR       $   1,200       1,200,000
  Avery Dennison,
    5.00%, 01/04/99...............................       NR           1,174       1,174,000
                                                                             --------------
                                                                                  2,374,000
                                                                             --------------
COMMERCIAL PAPER -- 0.3%
  Barton Capital Corp,
    5.35%, 01/04/99...............................       P1           1,200       1,199,465
  Campbell Soup Company,
    4.80%, 01/04/99...............................       P1           1,270       1,269,492
  Countrywide Home Loan,
    5.40%, 01/04/99...............................       P1           1,200       1,199,460
  CXC Inc.,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470
  Dover,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B9

DECEMBER 31, 1998

SHORT-TERM                                            MOODY'S     PRINCIPAL
INVESTMENTS                                            RATING      AMOUNT        VALUE
(CONTINUED)                                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER (CONT'D.)
  Duke Capital Corp,
    5.05%, 01/04/99...............................       P1       $   1,200  $    1,199,495
  John Hancock Cap. Corp.,
    5.25%, 01/07/99...............................       P1           1,200       1,198,950
  Novartis Finance Corp.,
    5.25%, 01/04/99...............................       P1             912         911,601
  Pitney Bowes Credit Corp,
    5.10%, 01/04/99...............................       P1           1,206       1,205,488
  Reed Elsevier, Inc.,
    5.05%, 01/04/99...............................       P1           1,200       1,199,495
  SBC Communications,
    5.00%, 01/04/99...............................       P1           1,200       1,199,500
  Sonoco Products,
    5.35%, 01/04/99...............................       P1           1,000         999,554
  Triple-A One Plus Funding,,
    5.30%, 01/04/99...............................       P1             728         727,678
  Xerox Capital Corp,
    5.30%, 01/04/99...............................       P1           1,200       1,199,470
                                                                             --------------
                                                                                 15,908,588
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 2.3%
  Advanta Corp., M.T.N.,
    6.99%, 10/18/99...............................      Ba3          15,000      14,448,000
    7.25%, 08/16/99...............................      Ba2           3,000       2,976,150
  AT&T Capital Corp., M.T.N.,
    6.65%, 04/30/99...............................      Baa3         32,000      32,104,319
  Comdisco, Inc.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,541,375
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    8.75%, 12/15/99...............................      Baa3          5,000       5,120,350
  Federal Express Corp.,
    10.05%, 06/15/99..............................      Baa3            500         510,090
  First Union Corp.,
    9.45%, 06/15/99...............................       A3           4,000       4,071,961
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1          6,000       6,049,020
  Okobank, (Finland),
    6.793%, 1/14/99...............................       A3          12,500      12,500,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       9,068,850
  Tele-Communications, Inc.,
    6.375%, 09/15/99..............................      Ba1           8,000       8,056,240
                                                                             --------------
                                                                                107,446,355
                                                                             --------------
REPURCHASE AGREEMENT -- 2.3%
  Joint Repurchase Agreement Account,
    4.693%, 01/04/99 (Note 5).....................                $ 109,421  $  109,421,000
                                                                             --------------

SHORT-TERM                                            MOODY'S     PRINCIPAL
INVESTMENTS                                            RATING      AMOUNT        VALUE
(CONTINUED)                                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
U. S. GOVERNMENT OBLIGATION -- 0.1%
  United States Treasury Bills,
    4.32%, 03/18/99 (a)...........................                      100          99,088
    4.36%, 03/18/99 (a)...........................                    4,650       4,607,199
                                                                             --------------
                                                                                  4,706,287
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $197,485,955)......................................................     239,856,230
                                                                             --------------
TOTAL INVESTMENTS -- 99.3%
  (cost $4,496,058,447; Note 6)............................................   4,762,474,785
VARIATION MARGIN ON OPEN FUTURES
  CONTRACTS (d)............................................................          85,990
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%..............................      33,398,995
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,795,959,770
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  AG    Aktiengesellschaft (German Stock Company)
  ADR   American Depository Receipt
  L.P.  Limited Partnership
M.T.N.  Medium Term Note
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Security segregated as collateral for futures contracts.

(b)  Non-income producing security.

(c)  Issue in default.

(d)  Open futures contracts as of December 31, 1998 are as follows:

                                                            VALUE AT
NUMBER OF                        EXPIRATION   VALUE AT    DECEMBER 31,    APPRECIATION/
CONTRACTS          TYPE             DATE     TRADE DATE       1998        DEPRECIATION
Long Position:
   307     U.S. T-Bond             Mar 99    $39,190,000  $ 39,228,844     $    38,844
   148     S&P 500 Index           Mar 99    $43,681,225  $ 46,083,500     $ 2,402,275
   110     U.S. Treasury 5yr       Mar 99    $12,429,218  $ 12,467,812     $    38,594
                                                                          -------------
                                                                           $ 2,479,713
                                                                          -------------
                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B10

                           FLEXIBLE MANAGED PORTFOLIO
DECEMBER 31, 1998

LONG-TERM INVESTMENTS -- 88.7%
                                                                                 VALUE
COMMON STOCKS -- 52.8%                                           SHARES         (NOTE 2)
                                                              -------------  --------------
AEROSPACE -- 1.0%
  Aeroquip-Vickers, Inc.....................................          4,500  $      134,719
  AlliedSignal, Inc.........................................         91,400       4,050,162
  Boeing Co.................................................        162,100       5,288,512
  GenCorp, Inc..............................................        403,900      10,072,256
  General Dynamics Corp.....................................         20,400       1,195,950
  Goodrich (B.F.) Co........................................         11,600         416,150
  Litton Industries, Inc. (a)...............................        306,000      19,966,500
  Lockheed Martin Corp......................................         31,500       2,669,625
  Northrop Grumman Corp.....................................         10,800         789,750
  Raytheon Co. (Class "B" Stock)............................         55,000       2,928,750
  United Technologies Corp..................................         37,700       4,099,875
                                                                             --------------
                                                                                 51,612,249
                                                                             --------------
AIRLINES -- 1.2%
  AMR Corp. (a).............................................        646,300      38,374,062
  Delta Air Lines, Inc......................................         24,200       1,258,400
  Southwest Airlines Co.....................................         53,700       1,204,894
  US Airways Group, Inc. (a)................................        479,200      24,918,400
                                                                             --------------
                                                                                 65,755,756
                                                                             --------------
APPAREL -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (a).............        310,300       4,286,018
  Nike, Inc. (Class "B" Stock)..............................         47,200       1,914,550
  Reebok International Ltd..................................          9,100         135,362
                                                                             --------------
                                                                                  6,335,930
                                                                             --------------
AUTOS - CARS & TRUCKS -- 2.2%
  Cummins Engine Co., Inc...................................          6,200         220,100
  DaimlerChrysler AG........................................        327,975      31,506,098
  Dana Corp.................................................         26,550       1,085,231
  Ford Motor Co.............................................        478,700      28,093,707
  General Motors Corp.......................................        553,900      39,638,469
  Genuine Parts Co..........................................         29,000         969,687
  Johnson Controls, Inc.....................................         13,700         808,300
  MascoTech, Inc............................................        388,000       6,644,500
  Midas, Inc................................................         90,866       2,828,204
  Navistar International Corp. (a)..........................         11,700         333,450
  PACCAR, Inc...............................................         12,600         518,175
  Titan International, Inc..................................        415,700       3,949,150
  TRW, Inc..................................................         19,900       1,118,131
                                                                             --------------
                                                                                117,713,202
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 2.0%
  Banc One Corp.............................................        190,264       9,715,355
  Bank of New York Co., Inc.................................        122,000       4,910,500
  BankAmerica Corp..........................................        281,141      16,903,603
  BankBoston Corp...........................................         47,200       1,837,850
  Bankers Trust Corp........................................         15,900       1,358,456
  BB&T Corp.................................................         46,200       1,862,437
  Chase Manhattan Corp......................................        136,700       9,304,144
  Comerica, Inc.............................................         25,500       1,738,781
  First Union Corp..........................................        156,800       9,535,400
  Fleet Financial Group, Inc................................         90,000       4,021,875
  Golden West Financial Corp................................          9,200         843,525
  Huntington Bancshares, Inc................................         34,120       1,025,732
  KeyCorp...................................................         71,200       2,278,400
  Mellon Bank Corp..........................................         41,300       2,839,375
  Mercantile Bancorporation, Inc............................         23,800       1,097,775
  Morgan (J.P.) & Co., Inc..................................         28,800       3,025,800
  National City Corp........................................         53,200       3,857,000
  Northern Trust Corp.......................................         18,100       1,580,356
  PNC Bank Corp.............................................         49,500       2,679,187

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------

BANKS AND SAVINGS & LOANS (CONT'D.)
  Providian Financial Corp..................................         23,100  $    1,732,500
  Regions Financial Corp....................................         32,000       1,290,000
  Republic New York Corp....................................         17,700         806,456
  Summit Bancorp............................................         28,500       1,245,094
  Suntrust Banks, Inc.......................................         34,200       2,616,300
  Synovus Financial Corp....................................         42,500       1,035,937
  U.S. Bancorp..............................................        119,400       4,238,700
  Union Planters Corp.......................................         18,000         815,625
  Wachovia Corp.............................................         33,400       2,920,412
  Wells Fargo & Co..........................................        259,400      10,359,787
                                                                             --------------
                                                                                107,476,362
                                                                             --------------
BUSINESS SERVICES
  Equifax, Inc..............................................         24,400         834,175
  Omnicom Group, Inc........................................         27,300       1,583,400
                                                                             --------------
                                                                                  2,417,575
                                                                             --------------
CHEMICALS -- 1.1%
  Air Products & Chemicals, Inc.............................         38,100       1,524,000
  Dow Chemical Co...........................................         36,800       3,346,500
  Du Pont (E.I.) de Nemours & Co............................        183,500       9,736,969
  Eastman Chemical Co.......................................         12,700         568,325
  Engelhard Corp............................................         23,400         456,300
  Ferro Corp................................................        553,650      14,394,900
  FMC Corp. (a).............................................          5,600         313,600
  Grace (W.R.) & Co.........................................         12,000         188,250
  Great Lakes Chemical Corp.................................          9,700         388,000
  Hercules, Inc.............................................         15,700         429,787
  Millennium Chemicals, Inc. (a)............................        601,600      11,956,800
  Monsanto Co...............................................         96,200       4,569,500
  Morton International, Inc.................................         21,200         519,400
  Nalco Chemical Co.........................................         10,800         334,800
  OM Group, Inc.............................................        260,300       9,500,950
  Praxair, Inc..............................................         25,600         902,400
  Raychem Corp..............................................         13,800         445,912
  Rohm & Haas Co............................................         29,700         894,712
  Sigma-Aldrich Corp........................................         16,300         478,812
  Union Carbide Corp........................................         20,800         884,000
                                                                             --------------
                                                                                 61,833,917
                                                                             --------------
COMMERCIAL SERVICES -- 0.1%
  Cendant Corp. (a).........................................        136,500       2,602,031
  Deluxe Corp...............................................         13,200         482,625
  Moore Corp. Ltd...........................................         14,300         157,300
                                                                             --------------
                                                                                  3,241,956
                                                                             --------------
COMPUTER SERVICES -- 2.2%
  3Com Corp. (a)............................................         57,500       2,576,719
  Adobe Systems, Inc........................................         11,200         523,600
  America Online, Inc. (a)..................................         10,900       1,744,000
  Autodesk, Inc.............................................          7,600         324,425
  Automatic Data Processing, Inc............................         48,500       3,889,094
  BMC Software, Inc. (a)....................................         32,600       1,452,737
  Cabletron Systems, Inc. (a)...............................         25,600         214,400
  Ceridian Corp. (a)........................................         11,700         816,806
  Cisco Systems, Inc. (a)...................................        248,500      23,063,906
  Computer Associates International, Inc....................         88,600       3,776,575
  Computer Sciences Corp. (a)...............................         25,300       1,630,269
  Electronic Data Systems Corp..............................         78,000       3,919,500
  EMC Corp. (a).............................................         80,400       6,834,000
  First Data Corp...........................................         69,400       2,199,112
  Microsoft Corp. (a).......................................        396,700      55,017,331

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B11

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
COMPUTER SERVICES (CONT'D.)
  Novell, Inc. (a)..........................................         56,900  $    1,031,312
  Oracle Corp. (a)..........................................        159,500       6,878,437
  Parametric Technology Corp. (a)...........................         43,200         707,400
  Peoplesoft, Inc...........................................         30,000         568,125
  Silicon Graphics, Inc. (a)................................         30,400         391,400
  Unisys Corp...............................................         40,400       1,391,275
                                                                             --------------
                                                                                118,950,423
                                                                             --------------
COMPUTERS -- 1.4%
  Apple Computer, Inc. (a)..................................         21,600         884,250
  Compaq Computer Corp......................................        267,961      11,237,614
  Data General Corp. (a)....................................          7,900         129,856
  Dell Computer Corp. (a)...................................        203,200      14,871,700
  Gateway 2000, Inc. (a)....................................         25,100       1,284,806
  Hewlett-Packard Co........................................        168,600      11,517,487
  International Business Machines Corp......................        149,800      27,675,550
  Seagate Technology, Inc. (a)..............................         39,300       1,188,825
  Sun Microsystems, Inc. (a)................................         61,200       5,240,250
                                                                             --------------
                                                                                 74,030,338
                                                                             --------------
CONSTRUCTION -- 0.6%
  Centex Corp...............................................          9,600         432,600
  Fluor Corp................................................         13,600         578,850
  Foster Wheeler Corp.......................................          6,600          87,037
  Oakwood Homes Corp........................................        572,000       8,687,250
  Pulte Corp................................................          6,900         191,906
  Standard Pacific Corp.....................................        632,400       8,932,650
  Webb (Del E.) Corp........................................        576,500      15,889,781
                                                                             --------------
                                                                                 34,800,074
                                                                             --------------
CONTAINERS -- 0.2%
  Ball Corp.................................................          4,900         224,175
  Bemis Co., Inc............................................          8,600         326,262
  Crown Cork & Seal Co., Inc................................         20,800         640,900
  Owens-Illinois, Inc. (a)..................................        260,800       7,987,000
  Sealed Air Corp...........................................         13,400         684,237
                                                                             --------------
                                                                                  9,862,574
                                                                             --------------
COSMETICS & SOAPS -- 0.7%
  Alberto Culver Co. (Class "B" Stock)......................          9,200         245,525
  Avon Products, Inc........................................         42,800       1,893,900
  Colgate-Palmolive Co......................................         47,900       4,448,712
  Gillette Co...............................................        181,600       8,773,550
  International Flavors & Fragrances, Inc...................         17,700         782,119
  Procter & Gamble Co.......................................        216,700      19,787,419
                                                                             --------------
                                                                                 35,931,225
                                                                             --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.2%
  Avery Dennison Corp.......................................         17,300         779,581
  Pitney Bowes, Inc.........................................         44,400       2,933,175
  Xerox Corp................................................         52,800       6,230,400
                                                                             --------------
                                                                                  9,943,156
                                                                             --------------
DIVERSIFIED OPERATIONS -- 1.3%
  Fortune Brands, Inc.......................................         27,800         879,175
  General Electric Corp.....................................        522,400      53,317,450
  Loews Corp................................................        183,800      18,058,350
                                                                             --------------
                                                                                 72,254,975
                                                                             --------------
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
DRUGS AND MEDICAL SUPPLIES -- 3.5%
  Abbott Laboratories.......................................        248,000  $   12,152,000
  Allergan, Inc.............................................         10,600         686,350
  ALZA Corp. (a)............................................         13,900         726,275
  American Home Products Corp...............................        210,700      11,865,044
  Amgen, Inc. (a)...........................................         41,700       4,360,256
  Bard (C.R.), Inc..........................................          9,200         455,400
  Bausch & Lomb, Inc........................................          9,000         540,000
  Baxter International, Inc.................................         45,400       2,919,787
  Becton, Dickinson & Co....................................         39,700       1,694,694
  Biomet, Inc...............................................         18,100         728,525
  Boston Scientific Corp. (a)...............................         63,200       1,694,550
  Bristol-Myers Squibb Co...................................        159,700      21,369,856
  Cardinal Health, Inc......................................         32,250       2,446,969
  Guidant Corp..............................................         24,400       2,690,100
  Johnson & Johnson.........................................        217,200      18,217,650
  Lilly (Eli) & Co..........................................        176,900      15,721,987
  Mallinckrodt, Inc.........................................         11,800         363,587
  Medtronic, Inc............................................         75,900       5,635,575
  Merck & Co., Inc..........................................        191,200      28,237,850
  Pfizer, Inc...............................................        210,500      26,404,594
  Pharmacia & Upjohn, Inc...................................         82,300       4,660,237
  Schering-Plough Corp......................................        237,400      13,116,350
  St. Jude Medical, Inc. (a)................................         14,900         412,544
  Warner-Lambert Co.........................................        132,400       9,954,825
                                                                             --------------
                                                                                187,055,005
                                                                             --------------
ELECTRONICS -- 1.3%
  Advanced Micro Devices, Inc. (a)..........................         23,000         665,562
  AMP Inc...................................................         35,700       1,858,631
  Applied Materials, Inc. (a)...............................         59,400       2,535,637
  Belden, Inc...............................................        275,600       5,839,275
  EG&G, Inc.................................................          7,300         203,031
  Emerson Electric Co.......................................         71,900       4,498,244
  Grainger (W.W.), Inc......................................         16,100         670,162
  Harris Corp...............................................         13,000         476,125
  Honeywell, Inc............................................         20,600       1,551,437
  Intel Corp................................................        269,700      31,976,306
  KLA-Tencor Corp. (a)......................................         13,700         594,237
  LSI Logic Corp. (a).......................................         23,000         370,875
  Micron Technology, Inc....................................         34,300       1,734,294
  Motorola, Inc.............................................         96,800       5,910,850
  National Semiconductor Corp. (a)..........................         26,700         360,450
  Perkin-Elmer Corp.........................................          7,900         770,744
  Rockwell International Corp...............................         32,500       1,578,281
  Solectron Corp............................................          5,200         483,275
  Tektronix, Inc............................................          8,200         246,512
  Texas Instruments, Inc....................................         63,200       5,407,550
  Thomas & Betts Corp.......................................          9,000         389,812
                                                                             --------------
                                                                                 68,121,290
                                                                             --------------
ENGINEERING & CONSTRUCTION -- 0.1%
  Giant Cement Holding, Inc. (a)............................        244,900       6,061,275
                                                                             --------------
ENVIRONMENTAL SERVICES -- 0.2%
  Browning-Ferris Industries, Inc...........................         29,800         847,437
  Waste Management, Inc.....................................        256,562      11,962,203
                                                                             --------------
                                                                                 12,809,640
                                                                             --------------
FINANCIAL SERVICES -- 3.0%
  American Express Co.......................................         73,300       7,494,925
  Associates First Capital Corp.............................        112,390       4,762,526
  Bear Stearns Companies, Inc...............................         17,500         654,062
  Block (H.R.), Inc.........................................         17,000         765,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B12

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
FINANCIAL SERVICES (CONT'D.)
  Capital One Financial Corp................................         10,200  $    1,173,000
  Citigroup, Inc............................................        584,451      28,930,324
  Countrywide Credit Industries, Inc........................         17,600         883,300
  Dun & Bradstreet Corp.....................................         27,600         871,125
  Federal Home Loan Mortgage Corp...........................        109,600       7,062,350
  Federal National Mortgage Association.....................        167,500      12,395,000
  Fifth Third Bancorp.......................................         41,100       2,930,944
  Franklin Resources, Inc...................................         41,000       1,312,000
  Household International, Inc..............................         78,392       3,106,283
  Lehman Brothers Holdings, Inc.............................        724,900      31,940,906
  MBNA Corp.................................................        121,800       3,037,387
  Merrill Lynch & Co., Inc..................................        294,000      19,624,500
  Morgan Stanley Dean Witter & Co...........................        317,795      22,563,445
  Paychex, Inc..............................................         23,000       1,183,062
  Schwab (Charles) Corp. (a)................................         64,500       3,624,094
  SLM Holding Corp..........................................         26,000       1,248,000
  State Street Corp.........................................         26,100       1,815,581
  SunAmerica, Inc...........................................         31,700       2,571,662
  Transamerica Corp.........................................         10,200       1,178,100
  Washington Mutual, Inc....................................         92,336       3,526,081
                                                                             --------------
                                                                                164,653,657
                                                                             --------------
FOOD & BEVERAGES -- 2.3%
  Anheuser-Busch Companies, Inc.............................         79,400       5,210,625
  Archer-Daniels-Midland Co.................................        101,115       1,737,914
  Bestfoods.................................................         46,700       2,486,775
  Brown-Forman Corp. (Class "B" Stock)......................         11,200         847,700
  Campbell Soup Co..........................................         74,000       4,070,000
  Coca-Cola Co..............................................        395,900      26,475,812
  Coca-Cola Enterprises, Inc................................         62,000       2,216,500
  ConAgra, Inc..............................................         77,100       2,428,650
  Coors (Adolph) Co. (Class "B" Stock)......................          6,000         338,625
  General Mills, Inc........................................         25,700       1,998,175
  Heinz (H.J.) & Co.........................................         59,300       3,357,862
  Hershey Foods Corp........................................         23,200       1,442,750
  Kellogg Co................................................         66,600       2,272,725
  PepsiCo, Inc..............................................        240,300       9,837,281
  Pioneer Hi-Bred International, Inc........................         39,600       1,069,200
  Quaker Oats Co............................................         22,400       1,332,800
  Ralston-Ralston Purina Group..............................         52,000       1,683,500
  RJR Nabisco Holdings Corp.................................      1,124,200      33,374,688
  Sara Lee Corp.............................................        149,600       4,216,850
  Seagram Co., Ltd..........................................         57,800       2,196,400
  Sysco Corp................................................         55,200       1,514,550
  Whitman Corp..............................................        545,200      13,834,450
  Wrigley (William) Jr. Co..................................         18,800       1,683,775
                                                                             --------------
                                                                                125,627,607
                                                                             --------------
FOREST PRODUCTS -- 1.5%
  Boise Cascade Corp........................................        669,400      20,751,400
  Champion International Corp...............................        404,400      16,378,200
  Fort James Corp...........................................         35,200       1,408,000
  Georgia-Pacific Corp......................................         15,000         878,437
  International Paper Co....................................         49,000       2,195,812
  Louisiana-Pacific Corp....................................        706,600      12,939,612
  Mead Corp.................................................        406,800      11,924,325
  Potlatch Corp.............................................          4,700         173,312
  Temple-Inland, Inc........................................          9,100         539,744
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------

FOREST PRODUCTS (CONT'D.)
  Union Camp Corp...........................................         11,300  $      762,750
  Westvaco Corp.............................................         16,600         445,087
  Weyerhaeuser Co...........................................         32,300       1,641,244
  Willamette Industries, Inc................................        302,500      10,133,750
                                                                             --------------
                                                                                 80,171,673
                                                                             --------------
GAS PIPELINES -- 0.1%
  Columbia Energy Group.....................................         13,500         779,625
  Consolidated Natural Gas Co...............................         15,500         837,000
  Peoples Energy Corp.......................................          5,700         227,287
  Sempra Energy.............................................         37,053         940,220
  Sonat, Inc................................................         17,800         481,712
  Williams Companies, Inc...................................         66,600       2,077,087
                                                                             --------------
                                                                                  5,342,931
                                                                             --------------
HOSPITALS/HOSPITAL MANAGEMENT -- 0.6%
  Columbia/HCA Healthcare Corp..............................        911,500      22,559,625
  HBO & Co..................................................         71,300       2,045,419
  Healthsouth Corp. (a).....................................         65,700       1,014,244
  Humana, Inc. (a)..........................................         26,600         473,812
  IMS Health, Inc...........................................         26,300       1,984,006
  Manor Care, Inc...........................................         13,300         390,687
  Service Corp. International...............................         40,800       1,552,950
  Shared Medical Systems Corp...............................          4,200         209,475
  Tenet Healthcare Corp. (a)................................         49,700       1,304,625
                                                                             --------------
                                                                                 31,534,843
                                                                             --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 0.3%
  Clorox Co.................................................         16,700       1,950,769
  Kimberly-Clark Corp.......................................         90,100       4,910,450
  Leggett & Platt, Inc......................................        470,800      10,357,600
                                                                             --------------
                                                                                 17,218,819
                                                                             --------------
HOUSING RELATED -- 1.3%
  Armstrong World Industries, Inc...........................          6,500         392,031
  Fleetwood Enterprises, Inc................................          6,100         211,975
  Hanson, PLC, ADR, (United Kingdom)........................      1,221,100      47,622,900
  Kaufman & Broad Home Corp.................................          6,400         184,000
  Lowe's Companies, Inc.....................................         56,800       2,907,450
  Masco Corp................................................         53,500       1,538,125
  Maytag Corp...............................................         15,400         958,650
  Owens Corning.............................................        413,400      14,649,862
  Stanley Works.............................................         14,400         399,600
  Tupperware Corp...........................................          9,900         162,731
  Whirlpool Corp............................................         12,100         670,037
                                                                             --------------
                                                                                 69,697,361
                                                                             --------------
INSURANCE -- 2.3%
  Aetna, Inc................................................         24,100       1,894,862
  Allstate Corp.............................................        135,800       5,245,275
  American General Corp.....................................         41,100       3,205,800
  American International Group, Inc.........................        169,200      16,348,950
  Aon Corp..................................................         27,100       1,500,662
  Berkley (W.R.) Corp.......................................        175,850       5,989,891
  Berkshire Hathaway, Inc. (Class "B" Stock)................            494       1,159,725
  Chubb Corp................................................         27,600       1,790,550
  CIGNA Corp................................................         36,000       2,783,250
  Cincinnati Financial Corp.................................         26,700         977,887
  Conseco, Inc..............................................         50,687       1,549,121
  Financial Security Assurance Holdings Ltd.................        140,100       7,600,425

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B13

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
INSURANCE (CONT'D.)
  Hartford Financial Services Group, Inc....................         38,300  $    2,101,712
  Jefferson-Pilot Corp......................................         17,200       1,290,000
  Lincoln National Corp.....................................         16,600       1,358,087
  Marsh & McLennan Companies, Inc...........................         41,300       2,413,469
  MBIA, Inc.................................................         15,900       1,042,444
  Magic Investment Corp.....................................         18,500         736,531
  Progressive Corp..........................................         11,700       1,981,687
  Provident Companies, Inc..................................        238,400       9,893,600
  Reinsurance Group of America, Inc.........................        474,600      33,222,000
  SAFECO Corp...............................................         22,900         983,269
  St. Paul Companies, Inc...................................         37,400       1,299,650
  TIG Holdings, Inc.........................................        351,200       5,465,550
  Torchmark Corp............................................         22,700         801,594
  Trenwick Group, Inc.......................................        273,300       8,916,413
  United Healthcare Corp....................................         30,500       1,313,406
  UNUM Corp.................................................         22,500       1,313,438
                                                                             --------------
                                                                                124,179,248
                                                                             --------------
INTRUMENTS - CONTROLS -- 0.1%
  Parker-Hannifin Corp......................................        194,900       6,382,975
                                                                             --------------
LEISURE -- 0.3%
  Brunswick Corp............................................         16,200         400,950
  Carnival Corp. (Class "A" Stock)..........................         78,500       3,768,000
  Disney (Walt) Co..........................................        328,300       9,849,000
  Harrah's Entertainment, Inc. (a)..........................         16,400         257,275
  Hilton Hotels Corp........................................         40,600         776,475
  King World Productions, Inc...............................         11,900         350,306
  Marriott International, Inc. (Class "A" Stock)............         41,400       1,200,600
  Mirage Resorts, Inc. (a)..................................         29,100         434,681
                                                                             --------------
                                                                                 17,037,287
                                                                             --------------
MACHINERY -- 0.6%
  Briggs & Stratton Corp....................................          4,000         199,500
  Case Corp.................................................        369,200       8,053,175
  Caterpillar, Inc..........................................         60,400       2,778,400
  Cooper Industries, Inc....................................         19,600         934,675
  Deere & Co................................................         40,500       1,341,563
  Dover Corp................................................         36,100       1,322,163
  DT Industries, Inc........................................        146,800       2,312,100
  Eaton Corp................................................         11,600         819,975
  Global Industrial Technologies, Inc. (a)..................        258,100       2,758,444
  Harnischfeger Industries, Inc.............................          7,800          79,463
  Ingersoll-Rand Co.........................................         26,900       1,262,619
  Milacron, Inc.............................................          6,400         123,200
  Paxar Corp................................................        954,575       8,531,514
  Snap-On, Inc..............................................          9,900         344,644
  Timken Co.................................................         10,200         192,525
                                                                             --------------
                                                                                 31,053,960
                                                                             --------------
MANUFACTURING -- 0.5%
  Flowserve Corp............................................        161,991       2,682,976
  Hussmann International, Inc...............................        272,600       5,281,625
  Illinois Tool Works, Inc..................................         40,400       2,343,200
  Smith (A.O.) Corp.........................................        433,350      10,644,159
  Tyco International Ltd....................................        102,157       7,706,469
                                                                             --------------
                                                                                 28,658,429
                                                                             --------------
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
MEDIA -- 2.2%
  CBS Corp. (a).............................................        910,000  $   29,802,500
  Central Newspapers, Inc.(Class "A" Stock).................        205,300      14,666,119
  Clear Channel Communications, Inc. (a)....................         40,000       2,180,000
  Comcast Corp. (Special Class "A" Stock)...................         57,600       3,380,400
  Donnelley (R.R.) & Sons Co................................         23,700       1,038,356
  Dow Jones & Co., Inc......................................         15,600         750,750
  Gannett Co., Inc..........................................         46,000       3,044,625
  Houghton Mifflin Co.......................................        240,700      11,373,075
  Interpublic Group of Companies, Inc.......................         21,200       1,690,700
  Knight-Ridder, Inc........................................        251,600      12,863,051
  Lee Enterprises, Inc......................................        208,900       6,580,350
  McGraw-Hill, Inc..........................................         16,100       1,640,188
  Mediaone Group, Inc.......................................         98,500       4,629,500
  Meredith Corp.............................................          8,600         325,725
  New York Times Co. (Class "A" Stock)......................         31,200       1,082,250
  Tele-Communications, Inc. (Class "A" Stock) (a)...........         82,268       4,550,449
  Time Warner, Inc..........................................        189,400      11,754,638
  Times Mirror Co. (Class "A" Stock)........................         14,300         800,800
  Tribune Co................................................         19,900       1,313,400
  Viacom, Inc. (Class "B" Stock) (a)........................         57,300       4,240,200
                                                                             --------------
                                                                                117,707,076
                                                                             --------------
METALS-FERROUS -- 0.8%
  AK Steel Holding Corp.....................................        880,000      20,680,000
  Allegheny Teledyne, Inc...................................         31,800         649,913
  Bethlehem Steel Corp. (a).................................        924,400       7,741,851
  LTV Corp..................................................        841,400       4,890,638
  Material Sciences Corp. (a)...............................        397,900       3,382,150
  National Steel Corp. (Class "B" Stock) (a)................        172,800       1,231,200
  Nucor Corp................................................         14,200         614,150
  USX-U.S. Steel Group, Inc.................................        291,100       6,695,300
  Worthington Industries, Inc...............................         15,700         196,250
                                                                             --------------
                                                                                 46,081,452
                                                                             --------------
METALS-NON FERROUS -- 1.0%
  Alcan Aluminum Ltd........................................         36,900         998,606
  Aluminum Company of America...............................        678,200      50,568,287
  Cyprus Amax Minerals Co...................................         15,100         151,000
  Inco Ltd..................................................         27,000         285,188
  Reynolds Metals Co........................................         11,900         626,981
                                                                             --------------
                                                                                 52,630,062
                                                                             --------------
MINERAL RESOURCES
  ASARCO, Inc...............................................          6,500          97,906
  Burlington Resources, Inc.................................         28,600       1,024,237
  Homestake Mining Co.......................................         34,300         315,131
  Phelps Dodge Corp.........................................          9,500         483,313
                                                                             --------------
                                                                                  1,920,587
                                                                             --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.9%
  AES Corp..................................................         25,000       1,184,375
  Coltec Industries, Inc....................................        179,200       3,494,400
  Crane Co..................................................         11,100         335,081
  Danaher Corp..............................................         14,000         760,375
  Donaldson Co., Inc........................................        448,600       9,308,450
  Ecolab, Inc...............................................         20,900         756,319

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B14

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
MISCELLANEOUS - BASIC INDUSTRY (CONT'D.)
  IDEX Corp.................................................        246,700  $    6,044,150
  ITT Industries, Inc.......................................         19,300         767,175
  Laidlaw, Inc..............................................         53,300         536,331
  Mark IV Industries, Inc...................................        355,500       4,621,500
  Millipore Corp............................................          7,000         199,063
  NACCO Industries, Inc. (Class "A" Stock)..................          1,300         119,600
  Pall Corp.................................................         20,200         511,313
  PPG Industries, Inc.......................................         28,900       1,683,425
  Textron, Inc..............................................         26,700       2,027,531
  Thermo Electron Corp. (a).................................         25,800         436,988
  Trinity Industries, Inc...................................        214,100       8,242,850
  Wolverine Tube, Inc. (a)..................................        155,300       3,261,300
  York International Corp...................................        110,600       4,513,863
                                                                             --------------
                                                                                 48,804,089
                                                                             --------------
MISCELLANEOUS - CONSUMER GROWTH/STAPLE -- 0.6%
  American Greetings Corp. (Class "A" Stock)................         11,800         484,538
  Black & Decker Corp.......................................         15,400         863,362
  Corning, Inc..............................................         37,400       1,683,000
  Eastman Kodak Co..........................................        195,400      14,068,800
  Jostens, Inc..............................................          6,300         164,981
  Minnesota Mining & Manufacturing Co.......................         66,200       4,708,475
  Polaroid Corp.............................................          7,300         136,419
  Rubbermaid, Inc...........................................         24,300         763,931
  Unilever N.V., ADR, (United Kingdom)......................        103,800       8,608,913
                                                                             --------------
                                                                                 31,482,419
                                                                             --------------
MISCELLANEOUS - INDUSTRIAL
  Tenneco, Inc..............................................         27,600         940,125
                                                                             --------------
OIL & GAS -- 2.4%
  Amerada Hess Corp.........................................         14,800         736,300
  Amoco Corp................................................        154,200       9,309,825
  Anadarko Petroleum Corp...................................         19,400         598,975
  Ashland, Inc..............................................         12,200         590,175
  Atlantic Richfield Co.....................................         52,000       3,393,000
  Basin Exploration, Inc. (a)...............................         71,400         896,963
  Cabot Oil & Gas Corp. (Class "A" Stock)...................        363,800       5,457,000
  Chevron Corp..............................................        106,500       8,832,844
  Coastal Corp..............................................         34,500       1,205,344
  Eastern Enterprises.......................................          3,300         144,375
  Enron Oil & Gas Co........................................        198,700       3,427,575
  Exxon Corp................................................        393,100      28,745,438
  Kerr-McGee Corp...........................................          7,700         294,525
  Mobil Corp................................................        125,500      10,934,188
  Murphy Oil Corp...........................................        114,000       4,702,500
  NICOR, Inc................................................          7,800         329,550
  Noble Affiliates, Inc.....................................        208,900       5,144,163
  Phillips Petroleum Co.....................................         42,600       1,815,825
  Pioneer Natural Resources Co..............................      1,488,431      13,023,771
  Royal Dutch Petroleum Co..................................        345,700      16,550,388
  Seagull Energy Corp. (a)..................................        245,500       1,549,719
  Sunoco, Inc...............................................         15,300         551,756
  Texaco, Inc...............................................         87,700       4,637,138
  Union Pacific Resources Group, Inc........................         41,200         373,375
  Unocal Corp...............................................         39,900       1,164,581
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------

OIL & GAS (CONT'D.)
  USX-Marathon Group........................................         46,800  $    1,409,850
  Western Gas Resources, Inc................................        423,100       2,432,825
                                                                             --------------
                                                                                128,251,968
                                                                             --------------
OIL & GAS EXPLORATION/PRODUCTION -- 0.7%
  Elf Aquitaine SA, ADR, (France)...........................        513,400      29,071,275
  Occidental Petroleum Corp.................................         57,100         963,563
  Oryx Energy Co. (a).......................................        524,100       7,042,594
                                                                             --------------
                                                                                 37,077,432
                                                                             --------------
OIL & GAS SERVICES -- 1.3%
  Apache Corp...............................................         15,500         392,344
  Baker Hughes, Inc.........................................         51,340         908,076
  Enron Corp................................................         53,200       3,035,725
  Halliburton Co............................................         70,900       2,100,413
  Helmerich & Payne, Inc....................................          8,200         158,875
  J. Ray McDermott, SA......................................        672,900      16,443,994
  McDermott International, Inc..............................      1,745,600      43,094,501
  ONEOK, Inc................................................          5,000         180,625
  Rowan Companies, Inc. (a).................................         14,100         141,000
  Schlumberger Ltd..........................................         85,800       3,957,525
                                                                             --------------
                                                                                 70,413,078
                                                                             --------------
PRECIOUS METALS -- 0.1%
  Apex Silver Mines Ltd.....................................        340,400       2,808,300
  Barrick Gold Corp.........................................         60,400       1,177,800
  Battle Mountain Gold Co...................................         37,200         153,450
  Freeport-McMoRan Copper & Gold, Inc. (Class "B" Stock)....         31,400         327,738
  Newmont Mining Corp.......................................         25,400         458,788
  Placer Dome, Inc..........................................         40,000         460,000
                                                                             --------------
                                                                                  5,386,076
                                                                             --------------
RAILROADS -- 0.1%
  Burlington Northern Santa Fe Corp.........................         75,900       2,561,625
  CSX Corp..................................................         35,400       1,469,100
  Norfolk Southern Corp.....................................         61,100       1,936,106
  Union Pacific Corp........................................         40,000       1,802,500
                                                                             --------------
                                                                                  7,769,331
                                                                             --------------
REAL ESTATE DEVELOPMENT -- 1.2%
  Crescent Operating, Inc...................................         67,240         319,390
  Crescent Real Estate Equities Co..........................      1,377,600      31,684,800
  Equity Residential Properties Trust.......................        150,900       6,102,019
  Vornado Operating, Inc. (a)...............................         20,000         161,250
  Vornado Realty Trust (a)..................................        745,100      25,147,125
                                                                             --------------
                                                                                 63,414,584
                                                                             --------------
RESTAURANTS -- 0.2%
  Darden Restaurants, Inc...................................         19,000         342,000
  McDonald's Corp...........................................        111,700       8,559,013
  Tricon Global Restaurants, Inc. (a).......................         24,600       1,233,075
  Wendy's International, Inc................................         21,500         468,969
                                                                             --------------
                                                                                 10,603,057
                                                                             --------------
RETAIL -- 3.7%
  Albertson's, Inc..........................................         39,800       2,534,763
  American Stores Co........................................         44,300       1,636,331
  AutoZone, Inc. (a)........................................         24,600         810,263
  Bombay Co., Inc. (a)......................................        571,600       3,179,525
  Charming Shoppes, Inc. (a)................................      3,332,400      14,370,975
  Circuit City Stores, Inc..................................         16,000         799,000
  Consolidated Stores Corp..................................         17,400         351,263
  Costco Companies, Inc. (a)................................         34,700       2,504,906

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B15

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
RETAIL (CONT'D.)
  CVS Corp..................................................         62,000  $    3,410,000
  Dayton-Hudson Corp........................................         70,800       3,840,900
  Designs, Inc. (a).........................................        203,900         395,056
  Dillard's, Inc............................................        148,300       4,208,013
  Dollar General Corp.......................................         27,500         649,688
  Federated Department Stores, Inc. (a).....................         34,000       1,481,125
  Fred Meyer, Inc...........................................         23,000       1,385,750
  Great Atlantic & Pacific Tea Co., Inc.....................          6,200         183,675
  Harcourt General, Inc.....................................         11,500         611,656
  Home Depot, Inc...........................................        237,200      14,513,675
  IKON Office Solutions, Inc................................         21,800         186,663
  J.C. Penney Co., Inc......................................         40,500       1,898,438
  Jan Bell Marketing, Inc. (a)..............................        295,700       1,903,569
  Kmart Corp. (a)...........................................      2,576,000      39,445,000
  Kohl's Corp. (a)..........................................         25,200       1,548,225
  Kroger Co. (a)............................................         41,300       2,498,650
  Liz Claiborne, Inc........................................         10,900         344,031
  Longs Drug Stores, Inc....................................          6,300         236,250
  May Department Stores Co..................................         37,500       2,264,063
  Newell Co.................................................         25,800       1,064,250
  Nordstrom, Inc............................................         28,900       1,002,469
  Pep Boys - Manny, Moe & Jack..............................         10,300         161,581
  Phillips-Van Heusen Corp..................................        389,200       2,797,375
  Rite Aid Corp.............................................         41,800       2,071,713
  Safeway, Inc. (a).........................................         72,000       4,387,500
  Sears, Roebuck & Co.......................................         63,500       2,698,750
  Sherwin-Williams Co.......................................         28,000         822,500
  Staples, Inc. (a).........................................         43,000       1,878,563
  Supervalu, Inc............................................         19,400         543,200
  Tandy Corp................................................         16,700         687,831
  The Gap, Inc..............................................         96,300       5,416,875
  The Limited, Inc..........................................        826,500      24,071,813
  TJX Companies, Inc........................................         52,400       1,519,600
  Toys 'R' Us, Inc. (a).....................................        404,100       6,819,188
  Wal-Mart Stores, Inc......................................        360,200      29,333,788
  Walgreen Co...............................................         80,300       4,702,569
  Winn-Dixie Stores, Inc....................................         24,100       1,081,488
                                                                             --------------
                                                                                198,252,506
                                                                             --------------
RUBBER -- 0.2%
  Cooper Tire & Rubber Co...................................         12,800         261,600
  Goodyear Tire & Rubber Co.................................        186,400       9,401,550
                                                                             --------------
                                                                                  9,663,150
                                                                             --------------
TELECOMMUNICATIONS -- 3.4%
  Airtouch Communications, Inc. (a).........................         91,400       6,592,225
  Alcatel Alsthom, ADR, (France)............................        513,000      12,536,438
  Alltel Corp...............................................         43,000       2,571,938
  Ameritech Corp............................................        177,500      11,249,063
  Andrew Corp. (a)..........................................         14,300         235,950
  Ascend Communications, Inc. (a)...........................         31,300       2,057,975
  AT&T Corp.................................................        290,800      21,882,700
  Bell Atlantic Corp........................................        251,800      14,305,388
  BellSouth Corp............................................        316,000      15,760,500
  Deutsche Telekom AG, ADR, (Germany).......................        185,000       6,058,750
  Frontier Corp.............................................         26,700         907,800
  General Instrument Corp...................................         24,000         814,500
  GTE Corp..................................................        155,300      10,473,044
  Lucent Technologies, Inc..................................        211,000      23,210,000
                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
TELECOMMUNICATIONS (CONT'D.)
  MCI WorldCom, Inc.........................................        287,270  $   20,611,623
  Nextel Communications, Inc. (Class "A" Stock) (a).........         42,500       1,004,063
  Northern Telecom Ltd......................................        105,800       5,303,225
  SBC Communications, Inc...................................        313,200      16,795,350
  Scientific-Atlanta, Inc...................................         12,800         292,000
  Sprint Corp...............................................         69,700       5,863,513
  Sprint Corp. (PCS Group)..................................         46,850       1,083,406
  Tellabs, Inc. (a).........................................         30,600       2,098,013
  US West, Inc..............................................         80,441       5,198,500
                                                                             --------------
                                                                                186,905,964
                                                                             --------------
TEXTILES -- 0.1%
  National Service Industries, Inc..........................          6,900         262,200
  Pillowtex Corp. (a).......................................         73,932       1,977,681
  Russell Corp..............................................          5,900         119,844
  Springs Industries, Inc...................................          3,300         136,744
  Tultex Corp. (a)..........................................        362,600         317,275
  VF Corp...................................................         19,800         928,125
                                                                             --------------
                                                                                  3,741,869
                                                                             --------------
TOBACCO -- 0.8%
  Philip Morris Co., Inc....................................        801,400      42,874,900
  UST, Inc..................................................         29,800       1,039,275
                                                                             --------------
                                                                                 43,914,175
                                                                             --------------
TOYS
  Hasbro, Inc...............................................         21,600         780,300
  Mattel, Inc...............................................         47,200       1,076,750
                                                                             --------------
                                                                                  1,857,050
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp. (a).................................         23,800       2,118,200
  Ryder System, Inc.........................................         12,400         322,400
  Yellow Corp. (a)..........................................        178,700       3,417,638
                                                                             --------------
                                                                                  5,858,238
                                                                             --------------
UTILITY - ELECTRIC -- 0.7%
  Ameren Corp...............................................         22,200         947,663
  American Electric Power Co., Inc..........................         30,700       1,444,819
  Baltimore Gas & Electric Co...............................         24,000         741,000
  Carolina Power & Light Co.................................         24,400       1,148,325
  Central & South West Corp.................................         34,400         943,850
  CINergy Corp..............................................         25,600         880,000
  Consolidated Edison, Inc..................................         38,100       2,014,538
  Dominion Resources, Inc...................................         31,400       1,467,950
  DTE Energy Co.............................................         23,500       1,007,563
  Duke Energy Corp..........................................         58,300       3,734,844
  Edison International......................................         58,900       1,641,838
  Entergy Corp..............................................         39,600       1,232,550
  FirstEnergy Corp. (a).....................................         37,300       1,214,581
  FPL Group, Inc............................................         29,500       1,817,938
  GPU, Inc..................................................         20,600         910,263
  Houston Industries, Inc...................................         47,600       1,529,150
  New Century Energies, Inc.................................         15,000         731,250
  Niagara Mohawk Power Corp. (a)............................         24,300         391,838
  Northern States Power Co..................................         24,200         671,550
  Pacific Gas & Electric Co.................................         61,800       1,946,700
  PacifiCorp................................................         48,100       1,013,106
  PECO Energy Co............................................         36,100       1,502,663
  PP&L Resources, Inc.......................................         26,900         749,838
  Public Service Enterprise Group, Inc......................         37,600       1,504,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B16

DECEMBER 31, 1998

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
UTILITY - ELECTRIC (CONT'D.)
  Southern Co...............................................        111,800  $    3,249,188
  Texas Utilities Co........................................         44,500       2,077,594
  Unicom Corp...............................................         35,100       1,353,544
                                                                             --------------
                                                                                 37,868,143
                                                                             --------------
TOTAL COMMON STOCKS
  (cost $2,611,554,092)....................................................   2,858,308,143
                                                                             --------------
PREFERRED STOCKS -- 0.8%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Capital Corp. (Portugal)..................      1,000,000      25,000,000
                                                                             --------------
TELECOMMUNICATIONS -- 0.3%
  Telecomunicacoes Brasileiras S.A., ADR (Brazil)...........        223,400      16,238,388
                                                                             --------------
TOTAL PREFERRED STOCKS
  (cost $47,988,630).......................................................      41,238,388
                                                                             --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
LONG-TERM BONDS -- 35.1%                            (UNAUDITED)     (000)
                                                    ------------  ---------
AEROSPACE -- 0.7%
  Raytheon Co.,
    5.95%, 03/15/01...............................      Baa1      $  14,000      14,122,920
    6.40%, 12/15/18...............................      Baa1         25,000      24,812,500
                                                                             --------------
                                                                                 38,935,420
                                                                             --------------
AIRLINES -- 2.3%
  Continental Airlines, Inc.,
    8.00%, 12/15/05...............................      Ba2          15,000      14,821,500
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      24,187,118
    10.375%, 02/01/11.............................      Ba1          31,250      39,896,250
  United Airlines, Inc.,
    10.67%, 05/01/04..............................      Baa3         19,500      23,072,400
    11.21%, 05/01/14..............................      Baa3         17,500      22,981,000
                                                                             --------------
                                                                                124,958,268
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.2%
  California Infrastructure,
    1997-1 6.17%, 03/25/03........................       A3           4,000       4,049,040
  Standard Credit Card Master Trust, 1993-2A
    5.95%, 10/07/04...............................      Aaa           4,500       4,566,060
                                                                             --------------
                                                                                  8,615,100
                                                                             --------------
AUTO - CARS & TRUCKS -- 0.2%
  Navistar International Corp.,
    7.00%, 02/01/03...............................      Ba1          11,500      11,501,797
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 1.9%
  Banco de Commercio Exterior de Columbia, SA,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................       NR           5,500       5,390,000
  Bank of Nova Scotia (Canada),
    6.50%, 07/15/07...............................       A1           5,400       5,437,692
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
BANKS AND SAVINGS & LOANS (CONT'D.)
  Bayerische Landesbank Girozentrale (Germany),
    5.875%, 12/01/08..............................      Aaa       $  12,500  $   12,780,000
  Capital One Bank,
    6.844%, 06/13/00..............................      Baa3         23,900      24,081,401
  Central Hispano Financial Services (Portugal),
    6.188%, 04/28/05..............................       A3           5,000       4,966,600
  Citicorp, M.T.N.,
    6.375%, 11/15/08..............................       A1          12,500      12,924,625
  Kansallis-Osake-Pankki (Finland),
    8.65%, 01/01/49...............................      Baa1          9,000       9,132,480
  National Australia Bank (Australia),
    6.40%, 12/10/07...............................       A1           8,700       8,874,000
    6.60%, 12/10/07...............................       A1           5,000       5,182,500
  Okobank (Finland),
    6.75%, 09/27/49...............................       A3          16,250      16,233,750
                                                                             --------------
                                                                                105,003,048
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.0%
  Cable & Wire Communications PLC (United
    Kingdom),
    6.75%, 12/01/08...............................      Baa1         12,100      12,334,740
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Ba2           5,100       5,409,876
  Rogers Cablesystems, Inc. (Canada),
    10.00%, 03/15/05..............................      Ba3           2,000       2,240,000
  Tele-Communications, Inc.,
    6.34%, 02/01/02...............................      Ba1           8,500       8,706,125
    7.375%, 02/15/00..............................      Ba1           6,000       6,130,500
    9.875%, 06/15/22..............................      Baa3         12,878      18,257,784
                                                                             --------------
                                                                                 53,079,025
                                                                             --------------
COMPUTERS SOFTWARE & SERVICES -- 0.3%
  Computer Associates International, Inc.,
    6.375%, 04/15/05..............................      Baa1         13,750      13,607,550
                                                                             --------------
CONSULTING -- 0.6%
  Comdisco, Inc.,
    5.94%, 04/13/00...............................      Baa1         12,500      12,468,750
    6.32%, 11/27/00...............................      Baa1         19,000      19,088,540
    6.375%, 11/30/01..............................      Baa1          2,700       2,711,691
                                                                             --------------
                                                                                 34,268,981
                                                                             --------------
CONSUMER SERVICES -- 0.6%
  Loewen Group, Inc.,
    7.20%, 06/01/03...............................      Ba3          20,000      16,800,000
    7.60%, 06/01/08...............................      Ba3          16,200      12,798,000
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,588,375
                                                                             --------------
                                                                                 32,186,375
                                                                             --------------
CONTAINERS -- 0.7%
  Owens-Illinois, Inc.,
    7.15%, 05/15/05...............................      Ba1          40,000      40,088,400
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B17

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
DRUGS & MEDICAL SUPPLIES -- 0.1%
  Mallinckrodt, Inc.,
    6.30%, 03/15/11 (b)...........................      Baa2      $   8,000  $    7,876,500
                                                                             --------------
FINANCIAL SERVICES -- 7.7%
  Advanta Corp., M.T.N.,
    6.99%, 10/18/99...............................      Ba3          10,000       9,632,000
  Associates Corp.,
    6.95%, 11/01/18...............................      Aa3          29,000      30,901,820
  AT&T Capital Corp,
    7.50%, 11/15/00...............................      Baa3         40,000      40,489,600
  AT&T Capital Corp., M.T.N.,
    6.25%, 05/15/01...............................      Baa3         16,500      16,275,435
  Calair Capital Corp.,
    8.125%, 04/01/08..............................      Ba2           6,000       5,867,700
  Conseco, Inc.,
    6.40%, 06/15/11...............................      Baa2         25,000      23,972,500
    6.80%, 06/15/05...............................      Baa3          2,000       1,815,600
    8.70%, 11/15/26...............................      Ba2          30,038      27,443,161
    8.796%, 04/01/27..............................      Ba2          10,200       9,325,860
  ContiFinancial Corp.,
    7.50%, 03/15/02...............................      Ba1           7,740       5,418,000
    8.125%, 04/01/08..............................      Ba1          10,700       7,276,000
    8.375%, 08/15/03..............................      Ba1           8,000       5,600,000
  Enterprise Rent-A-Car USA Finance Co.,
    6.35%, 01/15/01...............................      Baa3         21,000      21,050,610
    6.95%, 03/01/04...............................      Baa2          7,500       7,569,900
    7.00%, 06/15/00...............................      Baa3         13,500      13,557,645
  General Motors Acceptance Corp., M.T.N.,
    5.95%, 04/20/01...............................       A3          14,700      14,817,600
  International Lease Finance Corp.,
    6.00%, 05/15/02...............................       A1          43,100      43,502,123
  Lehman Brothers Holdings, Inc.,
    6.40%, 08/30/00...............................      Baa1         25,650      25,656,413
  MCN Investment Corp.,
    6.30%, 04/02/11...............................      Baa2          8,250       8,194,725
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,
    6.875%, 11/15/18..............................      Aa3          18,500      19,178,025
  Morgan Stanley Dean Witter & Co., M.T.N.,
    5.89%, 03/20/00...............................       A1          15,000      15,105,600
    6.09%, 03/09/11...............................       A1          15,000      15,200,250
  PT Alatief Freeport Co. (Netherlands),
    9.75%, 04/15/01(a)/(c)........................      Ba2           7,600       5,472,000
  Salomon, Inc., M.T.N.,
    6.59%, 02/21/01...............................      Baa1          8,250       8,408,400
    6.75%, 08/15/03...............................      Baa1          5,000       5,162,200
    7.25%, 05/01/01...............................      Baa1          8,625       8,933,430
  Textron Financial Corp.,
    6.05%, 03/16/09 1997-A........................      Aaa          17,639      17,672,740
                                                                             --------------
                                                                                413,499,337
                                                                             --------------
FOREST PRODUCTS -- 0.2%
  Fort James Corp.,
    6.234%, 03/15/11 1997-A.......................      Baa3         11,000      11,103,510
                                                                             --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
INDUSTRIAL -- 2.0%
  Compania Sud Americana de Vapores, S.A. (Chile),
    7.375%, 12/08/03..............................       NR       $   5,650  $    5,070,875
  Scotia Pacific Co.,
    7.71%, 01/20/14...............................       NR           9,800       9,327,248
    7.71%, 01/20/14...............................       NR          29,500      26,428,460
  Security Capital Group,
    6.95%, 06/15/05...............................      Baa1          4,500       4,297,500
  U.S. Filter Corp.,
    6.375%, 05/15/01..............................      Ba1          20,000      19,785,600
    6.50%, 05/15/03...............................      Ba1          42,000      40,911,780
                                                                             --------------
                                                                                105,821,463
                                                                             --------------
LODGING -- 1.0%
  ITT Corp.,
    6.25%, 11/15/00...............................      Baa2         41,983      40,502,679
    6.75%, 11/15/03...............................      Baa2         14,000      12,891,620
                                                                             --------------
                                                                                 53,394,299
                                                                             --------------
MEDIA -- 1.2%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,496,123
  Time Warner Inc.,
    6.625%, 05/15/29..............................      Baa3         36,000      36,628,560
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2          16,850      18,279,386
                                                                             --------------
                                                                                 64,404,069
                                                                             --------------
MISCELLANEOUS -- 0.1%
  Tokai Preferred Capital,
    9.98%, 12/29/49...............................       A3           6,000       5,040,000
                                                                             --------------
OIL & GAS -- 0.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,139,880
                                                                             --------------
OIL & GAS SERVICES -- 2.0%
  KN Energy, Inc.,
    6.30%, 03/01/21...............................      Baa2         20,000      20,056,200
  R&B Falcon Corp.,
    6.50%, 04/15/03...............................      Ba1          15,375      13,965,420
    6.75%, 04/15/05...............................      Ba1          30,000      25,800,000
  Seagull Energy Co.,
    7.50%, 09/15/27...............................      Ba1           8,225       7,366,886
  Williams Companies, Inc.,
    5.95%, 02/15/10...............................      Baa2         41,000      41,045,100
                                                                             --------------
                                                                                108,233,606
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 2.1%
  Colonial Realty,
    7.00%, 07/14/07...............................      Baa3          3,350       3,212,349
  EOP Operating, L.P.,
    6.50%, 06/15/04...............................      Baa1          6,000       5,900,400
    6.625%, 02/15/05..............................      Bbb          18,187      17,827,443
  Equity Residential Properties Trust,
    6.15%, 09/15/00...............................       A3          25,000      24,835,000
    6.63%, 04/13/15...............................       A3          15,300      15,097,428
  Felcor Suites, L.P.,
    7.375%, 10/01/04..............................      Ba1          25,000      23,812,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B18

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REAL ESTATE INVESTMENT TRUST (CONT'D.)
  Gables Realty Trust,
    6.80%, 03/15/05...............................      Baa2      $   7,500  $    7,157,175
  Simon DeBartolo Group, Inc.,
    6.75%, 06/15/05...............................      Baa1         17,500      16,969,750
                                                                             --------------
                                                                                114,812,045
                                                                             --------------
RETAIL -- 2.8%
  Dayton Hudson,
    5.95%, 06/15/00...............................       A3           9,000       9,072,270
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           3,600       3,880,548
    8.50%, 06/15/03...............................      Ba1          54,890      60,542,572
  Meyer (Fred), Inc.,
    7.15%, 03/01/03...............................      Ba2          12,445      12,947,529
  Saks, Inc.,
    7.50%, 12/01/10...............................      Baa3         29,000      28,997,970
    8.25%, 11/15/08...............................      Baa3         19,700      20,882,000
  Sears Roebuck & Co.,
    6.50%, 12/01/28...............................       A2          17,000      16,686,010
                                                                             --------------
                                                                                153,008,899
                                                                             --------------
TELECOMMUNICATIONS -- 2.1%
  360 Communication Co.,
    7.125%, 03/01/03..............................      Ba2          23,776      25,160,952
    7.60%, 04/01/09...............................      Ba1          12,885      14,601,926
  Qwest Communications International Inc.,
    7.50%, 11/01/08...............................      Ba1          39,000      40,560,000
  Sprint Corp.,
    6.875%, 11/15/28..............................      Baa1         26,000      27,021,800
  Worldcom Inc,
    6.125%, 08/15/01..............................      Baa2          7,600       7,721,448
                                                                             --------------
                                                                                115,066,126
                                                                             --------------
TOBACCO -- 0.6%
  Philip Morris Companies, Inc.,
    6.15%, 03/15/10...............................       A2          20,000      20,166,000
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          4,600       4,641,722
    9.25%, 08/15/13...............................      Baa3          7,000       7,197,120
                                                                             --------------
                                                                                 32,004,842
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.2%
  Ryder System, Inc.,
    7.51%, 03/24/00...............................      Baa1          3,000       3,076,080
    8.34%, 01/26/00...............................      Baa1          5,000       5,152,750
                                                                             --------------
                                                                                  8,228,830
                                                                             --------------
UTILITIES -- 1.3%
  Calenergy Co., Inc.,
    6.96%, 09/15/03...............................      Ba1          15,000      15,267,450
    8.48%, 09/15/28...............................      Ba1          23,000      25,427,190
  Enersis SA, (Chile)
    7.40%, 12/01/16...............................      Baa1          6,400       5,267,200
  Niagara Mohawk Power,
    7.00%, 10/01/00...............................      Ba3          25,000      25,250,000
                                                                             --------------
                                                                                 71,211,840
                                                                             --------------
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONT'D)                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.1%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................                $  11,800  $    3,521,592
  U.S. Treasury Bond,
    6.25%, 08/15/23...............................                   10,000      11,176,600
  U.S. Treasury Note,
    4.75%, 11/15/08 (b)...........................                    3,700       3,728,897
    5.50%, 08/15/28...............................                    2,475       2,590,632
    6.50%, 05/15/05...............................                    9,600      10,521,024
    7.50%, 02/15/05...............................                    3,100       3,549,500
    6.75%, 08/15/26...............................                  109,900     131,656,903
                                                                             --------------
                                                                                166,745,148
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,900,228,227)....................................................   1,896,834,358
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,559,770,949)....................................................   4,796,380,889
                                                                             --------------

SHORT-TERM INVESTMENTS -- 10.9%
COMMERCIAL PAPER -- 0.4%
  Barton Capital Corp,
    5.35%, 01/04/99...............................       P1           1,700       1,699,242
  Campbell Soup Co.
    4.80%, 01/04/99...............................       P1           1,198       1,197,521
  Countrywide Home Loan,
    5.40%, 01/04/99...............................       P2           1,700       1,699,235
  CXC Inc.,
    5.30%, 01/04/99...............................       P1           1,700       1,699,249
  Dover,
    5.30%, 01/04/99...............................       NR           1,700       1,699,249
  Hershey,
    5.00%, 01/04/99...............................       P1           1,427       1,426,405
  John Hancock Capital Corp.,
    5.25%, 01/07/99...............................       P1           1,700       1,698,513
  Novartis Finance Corp.,
    5.25%, 01/04/99...............................       P1           1,500       1,499,344
  Reed Elsevier, Inc.,
    5.05%, 01/04/99...............................       P1           1,700       1,699,285
  SBC Communications,
    5.00%, 01/04/99...............................       P1           1,700       1,699,291
  Sonoco Products,
    5.35%, 01/04/99...............................       P1           1,000         999,554
  Triple-A One Plus Funding,
    5.30%, 01/04/99...............................       P1           1,500       1,499,338
  Xerox Capital Corp,
    5.30%, 01/04/99...............................       P1           1,700       1,699,249
                                                                             --------------
                                                                                 20,215,475
                                                                             --------------
LOAN PARTICIPATIONS
  Alltel Corp.,
    5.75%, 01/04/99...............................       P1           1,700       1,700,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 1.2%
  AT&T Capital Corp., M.T.N.,
    6.65%, 04/30/99...............................      Baa3         24,500      24,579,870

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B19

DECEMBER 31, 1998

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
OTHER CORPORATE OBLIGATIONS (CONT'D.)
  Banco Ganadero, SA, M.T.N., (Colombia),
    9.75%, 08/26/99...............................       NR       $   7,300  $    7,263,500
  Comdisco, Inc.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,541,375
  Okobank (Finland)
    6.793%, 1/14/99 (d)...........................       NR          12,500      12,500,000
  Tele-Communications, Inc.
    6.375%, 09/15/99..............................      Ba1           6,400       6,444,992
                                                                             --------------
                                                                                 63,329,737
                                                                             --------------
U. S. GOVERNMENT OBLIGATION -- 0.4%
  U.S. Treasury Bill,
    4.32%, 03/18/99 (b).........................................        100          99,088
    4.36%, 03/18/99 (b).........................................     22,400      22,193,820
                                                                             --------------
                                                                                 22,292,908
                                                                             --------------
REPURCHASE AGREEMENT -- 8.9%
  Joint Repurchase Agreement Account
    4.693%, 01/04/99 (Note 5)...................................    482,631     482,631,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $590,187,085)......................................................     590,169,120
                                                                             --------------
TOTAL INVESTMENTS -- 99.6%.................................................   5,386,550,009
    (cost $5,149,958,034; Note 6)
VARIATION MARGIN ON OPEN FUTURES
  CONTRACTS (e)............................................................         809,059
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%......................................................      22,622,320
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $5,409,981,388
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:
  ADR   American Depository Receipt
  AG    Aktiengesellschaft (German Stock Company)
  L.P.  Limited Partnership
M.T.N.  Medium Term Note
  PLC   Public Limited Company (British Corporation)
  SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c)  Issue in default.

(d) Indicates a variable rate security. The maturity date presented for this instrument is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 1998.

(e)  Open futures contracts as of December 31, 1998 are as follows:

NUMBER OF                        EXPIRATION    VALUE AT         VALUE AT         APPRECIATION/
CONTRACTS          TYPE             DATE      TRADE DATE   DECEMBER 31, 1998     DEPRECIATION
Long positions:
  1,241      U.S. Treasury Bond    Mar 99    $159,480,156     $158,576,531        $  (903,625)
  1,134           S&P 500 Index    Mar 99     337,073,687      353,099,250         16,025,563
                                                                                ---------------
                                                                                  $15,121,938
                                                                                ---------------
                                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B20

                      NOTES TO THE FINANCIAL STATEMENTS OF
   THE CONSERVATIVE BALANCED PORTFOLIO AND THE FLEXIBLE MANAGED PORTFOLIO OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only two Portfolios: Conservative Balanced Portfolio and Flexible Managed Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices or at the bid price on such day in the absence of an asked price. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors. Short-term securities are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investments securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

                                       C1

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Conservative Balanced Portfolio and Flexible Managed Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the buyer. The proceeds of the short sale will be retained by the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sales or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain

                                       C2
portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at a Portfolio level.

CUSTODY FEE CREDITS: The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Portfolio. Each Portfolio will declare and distribute dividends from net investment income, if any, quarterly and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolio's average daily net assets.

                 Fund                    Investment Advisory Fee
---------------------------------------  ------------------------
Conservative Balanced Portfolio........             0.55%
Flexible Managed Portfolio.............             0.60

The Prudential has agreed to refund to a Portfolio, the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1998.

PIC is an indirect, wholly-owned subsidiary of The Prudential.

The Series Fund has a credit agreement (the "Agreement") with an unaffiliated lender. The maximum commitment under the Agreement is $250,000,000. The Agreement expired on December 18, 1998 and has been extended through February 28, 1999 under the same terms. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Series Fund did not borrow any amounts pursuant to the Agreement during the year ended December 31, 1998. The Series Fund pays a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly by the Series Fund.

                                       C3

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1998, Prudential Securities Incorporated, an indirect, wholly-owned subsidiary of The Prudential, earned $135,511 in brokerage commissions from transactions executed on behalf of the Conservative Balanced Portfolio and the Flexible Managed Portfolio as follows:

                 Fund                    Commission
---------------------------------------  -----------
Conservative Balanced Portfolio........   $  32,490
Flexible Managed Portfolio.............     103,021
                                         -----------
                                          $ 135,511

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios of the Series Fund (excluding Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $932,710,000 as of December 31, 1998. The Portfolios of the Series Fund with cash invested in the joint accounts had the following principal amounts and percentage participation in the account:

                                           Principal    Percentage
                                            Amount       Interest
                                         -------------  ----------
Conservative Balanced Portfolio........  $ 109,421,000     11.73%
Flexible Managed Portfolio.............    482,631,000     51.75
All other portfolios (currently not
  available to PRUvider)...............    340,658,000     36.52
                                         -------------  ----------
                                         $ 932,710,000    100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 4.75%, in the principal amount of $255,000,000, repurchase price $255,134,583, due 1/4/99. The value of the collateral including accrued interest was $260,454,041.

Credit Suisse First Boston Corp., 4.88%, in the principal amount of $50,000,000, repurchase price $50,027,111, due 1/4/99. The value of the collateral including accrued interest was $52,533,163.

CIBC Oppenheimer, 4.75%, in the principal amount of $255,000,000, repurchase price $255,134,583, due 1/4/99. The value of the collateral including accrued interest was $260,553,672.

SBC Warburg Dillon Reed Inc., 4.70%, in the principal amount of $255,000,000, repurchase price $255,133,167, due 1/4/99. The value of the collateral including accrued interest was $261,037,802.

Morgan (JP) Securities, Inc., 4.35%, in the principal amount of $117,710,000, repurchase price $117,766,893, due 1/4/99. The value of the collateral including accrued interest was $120,272,486.

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchases and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1998 were as follows:

Cost of Purchases:

                                          CONSERVATIVE       FLEXIBLE
                                            BALANCED          MANAGED
                                         ---------------  ---------------
Government Securities..................  $ 2,907,392,972  $ 2,497,336,303
Non-Government Securities..............  $ 4,664,947,720  $ 4,533,514,880

Proceeds from Sales:

                                          CONSERVATIVE       FLEXIBLE
                                            BALANCED          MANAGED
                                         ---------------  ---------------
Government Securities..................  $ 2,956,094,381  $ 2,461,697,036
Non-Government Securities..............  $ 4,778,976,239  $ 5,139,626,859

                                       C4

The federal income tax basis and unrealized appreciation (depreciation) of the Fund's investments as of December 31, 1998 were as follows:

                                          CONSERVATIVE       FLEXIBLE
                                            BALANCED          MANAGED
                                         ---------------  ---------------
Gross Unrealized Appreciation..........  $   429,047,409  $   555,358,703
Gross Unrealized Depreciation..........      164,278,673      320,658,740
Total Net Unrealized...................      264,768,736      234,699,963
Tax Basis..............................    4,497,706,049    5,151,850,046

                                       C5

FINANCIAL HIGHLIGHTS

                                                         CONSERVATIVE BALANCED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   14.97  $   15.52  $   15.31  $   14.10  $   14.91
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.66       0.76       0.66       0.63       0.53
Net realized and unrealized gains
  (losses) on investments..............       1.05       1.26       1.24       1.78      (0.68)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.71       2.02       1.90       2.41      (0.15)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.66)     (0.76)     (0.66)     (0.64)     (0.51)
Distributions from net realized
  gains................................      (0.94)     (1.81)     (1.03)     (0.56)     (0.15)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (1.60)     (2.57)     (1.69)     (1.20)     (0.66)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   15.08  $   14.97  $   15.52  $   15.31  $   14.10
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      11.74%     13.45%     12.63%     17.27%     (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $4,796.0   $4,744.2   $4,478.8   $3,940.8   $3,501.1
Ratios to average net assets:
  Expenses.............................       0.57%      0.56%      0.59%      0.58%      0.61%
  Net investment income................       4.19%      4.48%      4.13%      4.19%      3.61%
Portfolio turnover rate................        167%       295%       295%       201%       125%

FINANCIAL HIGHLIGHTS

                                                           FLEXIBLE MANAGED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.28  $   17.79  $   17.86  $   15.50  $   16.96
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.58       0.59       0.57       0.56       0.47
Net realized and unrealized gains
  (losses) on investments..............       1.14       2.52       1.79       3.15      (1.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.72       3.11       2.36       3.71      (0.55)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.59)     (0.58)     (0.58)     (0.56)     (0.45)
Distributions from net realized
  gains................................      (1.85)     (3.04)     (1.85)     (0.79)     (0.46)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (2.44)     (3.62)     (2.43)     (1.35)     (0.91)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   16.56  $   17.28  $   17.79  $   17.86  $   15.50
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      10.24%     17.96%     13.64%     24.13%     (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $5,410.0   $5,490.1   $4,896.9   $4,261.2   $3,481.5
Ratios to average net assets:
  Expenses.............................       0.61%      0.62%      0.64%      0.63%      0.66%
  Net investment income................       3.21%      3.02%      3.07%      3.30%      2.90%
Portfolio turnover rate................        138%       227%       233%       173%       124%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       D1

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the Portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Conservative Balanced and Flexible Managed Portfolios (the "Portfolios"), two of the fifteen portfolios that comprise The Prudential Series Fund, Inc. at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the two years in the period ended December 31, 1995 for each of the Portfolios were audited by other independent accountants, whose opinion dated February 15, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036
February 12, 1999

                          TAX INFORMATION (UNAUDITED)

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1998) as to the federal tax status of dividends paid by the Series Fund during such fiscal year. Accordingly, we are advising you that in 1998, the Series Fund paid dividends as follows:

                                            ORDINARY DIVIDENDS
                                   ----------------------------
                                                  SHORT-TERM        LONG-TERM        TOTAL
                                     INCOME      CAPITAL GAINS    CAPITAL GAINS    DIVIDENDS
                                   -----------  ---------------  ---------------  -----------
Conservative Balanced Portfolio     $   0.664      $   0.898        $   0.044      $   1.606
Flexible Managed Portfolio              0.586          0.949            0.901          2.436

                                       E1

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER, CFA                       W. SCOTT McDONALD, JR., Ph.D.               E. MICHAEL CAULFIELD
  CHAIRMAN,                                   VICE PRESIDENT,                             EXECUTIVE VICE PRESIDENT,
  THE PRUDENTIAL SERIES FUND, INC.            KALUDIS CONSULTING GROUP                    PRUDENTIAL FINANCIAL MANAGEMENT
                                                                                          THE PRUDENTIAL INSURANCE
                                                                                          COMPANY OF AMERICA

SAUL K. FENSTER, Ph.D.                              JOSEPH WEBER, Ph.D.
  PRESIDENT,                                          VICE PRESIDENT,
  NEW JERSEY INSTITUTE OF TECHNOLOGY                  INTERCLASS (INTERNATIONAL CORPORATE LEARNING)

PRUvider(SM)
Variable Appreciable Life(R)
Insurance



[LOGO] Prudential
Pruco Life Insurance Company of New Jersey
213 Washington Street, Newark, NJ 07102-2992
Telephone: (800) 778-2255


SVAL-2SAI Ed 5-99 CAT # 64M087E

                                     PART C

                                OTHER INFORMATION
ITEM 23.

EXHIBITS


(a) (1) Articles of Incorporation of The              Filed herewith.
        Prudential Series Fund, Inc.

    (2) Articles Supplementary to the Articles of     Incorporated by reference to Post-Effective
        Incorporation of The Prudential Series        Amendment No. 33 to this Registration Statement,
        Fund, Inc.                                    filed April 28, 1997.

    (3) Articles Supplementary to the Articles of     Filed herewith.
        Incorporation of The Prudential Series
        Fund, Inc. [April 8, 1999]

    (4) Articles Supplementary to the Articles of     Filed herewith.
        Incorporation of The Prudential Series
        Fund, Inc. [August 30, 1996]

    (5) Articles Supplementary to the Articles of     Filed herewith.
        Incorporation of The Prudential Series
        Fund, Inc. [September 2, 1994]

    (6) Articles Supplementary to the Articles of     Filed herewith.
        Incorporation of The Prudential Series
        Fund, Inc. [July 18, 1988]

    (7) Articles Supplementary to the Articles of     Filed herewith.
        Incorporation of The Prudential Series
        Fund, Inc. [May 2, 1988]

    (8) Articles Supplementary to the Articles of     Filed herewith.
        Incorporation of The Prudential Series
        Fund, Inc. [February 17, 1988]

    (9) Articles Supplementary to the Articles of     Filed herewith.
        Incorporation of The Prudential Series
        Fund, Inc. [October 26, 1987]

   (10) Articles Supplementary to the Articles of     Filed herewith.
        Incorporation of The Prudential Series
        Fund, Inc. [June 4, 1986]

(b)     By-laws of The Prudential Series Fund,        Incorporated by reference to Post-Effective
        Inc., as amended February 16, 1990.           Amendment No. 33 to this Registration Statement,
                                                      filed April 28, 1997.

(d) (1) Investment Advisory Agreement, as             Incorporated by reference to Post-Effective
        amended July 14, 1988 between The             Amendment No. 33 to this Registration Statement,
        Prudential Insurance Company of America       filed April 28, 1997.
        and The Prudential Series Fund, Inc.


    (2) Supplemental Investment Advisory Agreement    Incorporated by reference to Post-Effective
        between The Prudential Insurance Company      Amendment No. 28 to this Registration Statement,
        of America and The Prudential Series Fund,    filed April 28, 1997.
        Inc.

    (3) Subadvisory Agreement between The             Incorporated by reference to Post-Effective
        Prudential Insurance Company of America       Amendment No. 28 to this Registration Statement,
        and Jennison Associates Capital Corp.

    (4) Subadvisory Agreement between The             Filed herewith.
        Prudential Insurance Company of America
        and Jennison Associates LLC.

    (5) Subadvisory Agreement between The             Filed herewith.
        Prudential Insurance Company of America
        and The Dreyfus Corporation.

    (6) Subadvisory Agreement between The             Filed herewith.
        Prudential Insurance Company of
        America and Franklin Advisers, Inc.

    (7) Subadvisory Agreement between The             Filed herewith.
        Prudential Insurance Company of America
        and Pacific Investment Management Company.

    (8) Service  Agreement between The Prudential     Incorporated by reference to Post-Effective
        Insurance  Company of America  and The        Amendment No. 33 to this Registration Statement,
        Prudential Investment Corporation.            filed April 28, 1997.

(e)     Distribution Agreement between The            Incorporated by reference to Post-Effective
        Prudential Series Fund, Inc. and Pruco        Amendment No. 33 to this Registration Statement,
        Securities Corporation.                       filed April 28, 1997.

(g) (1) Custodian Agreement between Chase             Incorporated by reference to Post-Effective
        Manhattan Bank (formerly Chemical Bank and    Amendment No. 33 to this Registration Statement,
        Manufacturers Hanover Trust Company) and      filed April 28, 1997.
        The Prudential Series Fund, Inc.

        (1)(a) Addendum  #2 to Custodian  Contract    Incorporated by reference to Post-Effective
            Between Chase  Manhattan Bank and The     Amendment No. 32 to this Registration Statement,
            Prudential Series Fund, Inc.              filed February 28, 1997.

        (2) Custodian   Agreement  between  Brown     Incorporated by reference to Post-Effective
            Brothers   Harriman  &  Co.  and  The     Amendment No. 33 to this Registration Statement,
            Prudential Series Fund, Inc.              filed April 28, 1997.

        (3) Form of Custodian Agreement between       Incorporated by reference to Post-Effective
            Investors Fiduciary Trust Company and     Amendment No. 34 to this Registration Statement,
            The Prudential Series Fund, Inc.          filed April 24, 1998.



        (4) Transfer Agent Agreement between          Filed herewith.
            Prudential Mutual Fund Services LLC
            and The Prudential Series Fund, Inc.




(h) (1) Indemnification Agreement Regarding Reg.      Incorporated by reference to Post-Effective
        No. 33-49994.                                 Amendment No. 33 to this Registration Statement,
                                                      filed April 28, 1997.

    (2) Indemnification Agreement Regarding Reg.      Incorporated by reference to Post-Effective
        No. 33-57186.                                 Amendment No. 33 to this Registration Statement,
                                                      filed April 28, 1997.

(j) (1) Consent of PricewaterhouseCoopers LLP         Filed herewith.
        Independent accountants.

    (2) Shea & Gardner Legal Opinion.                 Filed herewith.

(m)     Rule 12b-1 Plan.                              Filed herewith.

(n)     Financial Data Schedules.                     Filed herewith.

(o)     Rule 18f-3 Plan. [February 15, 1999]          Filed herewith.




ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

All of Registrant's outstanding securities are owned by the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a corporation organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a corporation organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.

Registrant's shares will be voted in proportion to the directions of persons having interests in the above-referenced separate accounts. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.

The subsidiaries of Prudential are set forth in Schedule D of Prudential's Annual Statement as shown on the following pages. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. The Gibraltar Fund is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of Prudential which are registered as open-end, diversified management investment companies) and The Prudential Variable Contract Account-24 (separate account of Prudential which is registered as a unit investment trust under the Act).

                         ANNUAL STATEMENT FOR THE YEAR 1998 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                                  SCHEDULE D - PART 6 - SECTION 1
                               Valuation of Shares of Subsidiary, Controlled or Affiliated Companies
-----------------------------------------------------------------------------------------------------------
                                1                                        2             3            4
                                                                                               Do Insurer's
                                                                                                 Admitted
                                                                                                  Assets
                                                                                      NAIC       Include
                                                                        NAIC       Valuation   Intangible
                                                                      Company      Method (See    Assets
                                                                      Code or         SVO       Connected
                                                                       Alien        Purposes   with Holding
   CUSIP                    Description                               Insurer         and        of Such
Identifica-      Name of Subsidiary, Controlled or                 Identification  Procedures   Company's
   tion                 Affiliated Company                             Number        manual)     Stock?
-----------------------------------------------------------------------------------------------------------
74429#-12-0  Prudential of America Life Ins. Co.
             (Canada) Class A .....................................  AA-1560018 ..... 3(f) ....... No
74429#-13-8  Prudential of America Life Ins. Co.
             (Canada) Class B .....................................  AA-1560018 ..... 3(f) ....... No
74429#-14-6  Prudential of America Life Ins. Co.
             (Canada) Class C .....................................  AA-1560018 ..... 3(f) ....... No
-----------------------------------------------------------------------------------------------------------
   0499999 - Preferred Stock - Alien Insurer
-----------------------------------------------------------------------------------------------------------
74438*-11-5  Prudential Timber Investments, Inc. .................................... 3(f) ....... No
71953K-77-2  PIC Holdings, Ltd ...................................................... 3(f) ....... No
000000-00-0  Prudential Realty Securities ........................................... 3(f) ....... No
-----------------------------------------------------------------------------------------------------------
   0799999 - Preferred Stock - Other Affiliates
-----------------------------------------------------------------------------------------------------------
   0899999 - Total Preferred Stocks
-----------------------------------------------------------------------------------------------------------
37465@-10-8  Gibraltar Casualty Company ...........................  35947 .......... 3(c) ....... No
-----------------------------------------------------------------------------------------------------------
   1099999 - Common Stock - U.S. P&C Insurer
-----------------------------------------------------------------------------------------------------------
74408#-10-9  Pruco Life Insurance Company .......................... 79227 .......... 3(c) ....... No
74445@-10-6  Prudential HealthCare and Life Insurance
             Co. of America ........................................ 74020 .......... 3(c) ....... No
-----------------------------------------------------------------------------------------------------------
   1199999 - Common Stock - U.S LAH Insurer
-----------------------------------------------------------------------------------------------------------
T7415#-10-9  PRICOA Vita S.p.A. .................................... AA-1360003 ..... 3(g) ....... No
74429#-10-4  Prudential of America Life Ins. (Canada) Series 1 ..... AA-1560018 ..... 3(g) ....... No
74429#-11-2  Prudential of America Life Ins. (Canada) Series 2 ..... AA-1560018 ..... 3(g) ....... No
Y7443@-10-1  The Prudential Life Insurance Company of Korea, Ltd. .. AA-130001 ...... 3(g) ....... No
J7443#-10-6  The Prudential Life Insurance Company, Ltd. ........... AA-1580001 ..... 3(g) ....... No
AMPRU1-23-2  The American Prudential Insurance Company, Inc. ........................ 3(g) ....... No
PRUARG-12-0  Prudential Seguros, S.A. ............................................... 3(g) ....... No
P            Prudential Towarzystwo Ubezpieczen na Zycie, S.A. ...................... 3(g) ....... No
-----------------------------------------------------------------------------------------------------------
   1299999 - Common Stock - Alien Insurer
-----------------------------------------------------------------------------------------------------------
74408@-10-1  PRUCO, Inc. ............................................................ 3(b) ....... Yes
744400-10-2  Prudential Select Holdings, Inc. ....................................... 3(b) ....... No
74441@-10-0  PruServicos Participacoes, S.A. ........................................ 3(g) ....... No
-----------------------------------------------------------------------------------------------------------
   1399999 - Common Stock - Non-Insurer Which Controls Insurer
-----------------------------------------------------------------------------------------------------------
BREE00-07-9  BREE Investors Inc. .................................................... 3(b) ....... No
42223@-10-1  Health Ventures Partner, Inc. .......................................... 3(a) ....... No
69337*-10-9  PIC Realty Canada, Ltd. ................................................ 3(b) ....... No
74430*-10-5  Prudential Mortgage Asset Corporation II ............................... 3(b) ....... No
RE           Prudential Realty Securities, Inc. ..................................... 3(a) ....... No
74390@-10-1  Prudential Realty Securities II, Inc.. ................................. 3(a) ....... No
GATWAY-00-5  Gateway Holdings, Inc. ................................................. 3(a) ....... No
26244*-10-1  Dryden Holdings, Inc. .................................................. 3(a) ....... No
26243*-10-2  Dryden Finance, Inc. ................................................... 3(a) ....... No
37475X-10-5  Gibraltar Properties, Inc. ............................................. 3(a) ....... No
78487@-10-6  SVIIT Holdings, Inc. ................................................... 3(a) ....... No
78457#-10-0  SMP Holdings, Inc. ..................................................... 3(a) ....... No
-----------------------------------------------------------------------------------------------------------
   1499999 - Common Stock - Investment Subsidiary
-----------------------------------------------------------------------------------------------------------
47620*-10-1  Jennison Associates Capital Corporation ................................ 3(d) ....... No
69332#-10-0  PGR Advisors I, Inc. ................................................... 3(a) ....... Yes
PGA100-AB-0  PGA European Holdings, Inc. ............................................ 3(a) ....... No
71953K-69-9  PIC Holdings, Ltd ...................................................... 3(b) ....... Yes
PLA100-12-9  Prudential Latin American Investments, Ltd. ............................ 3(b) ....... No
PPC100-12-8  Prudential Private Capital Management .................................. 3(b) ....... No
74408@-10-1  PRUCO, Inc. ............................................................ 3(b) ....... No
744400-10-2  Prudential Select Holdings, Inc. ....................................... 3(b) ....... Yes
74445#-10-4  Prudential Direct Distributors, Inc. ................................... 3(a) ....... No
744299-20-7  Prudential Global Funding .............................................. 3(a) ....... No
74440@-10-1  Prudential Homes Corporation ........................................... 3(a) ....... No
74442@-10-9  Prudential Private Placement Investors, Inc. ........................... 3(a) ....... No
76111#-10-2  Residential Services Corporation of America ............................ 3(d) ....... No
74437#-10-4  The Prudential Investment Corporation .................................. 3(b) ....... No
74390*-10-3  The Prudential Real Estate Affiliates, Inc. ............................ 3(b) ....... Yes
91204*-10-3  U.S. High Yield Management Company ..................................... 3(a) ....... No
74446@-10-5  Prudential Assigned Settlement Services, Inc. .......................... 3(a) ....... No
-----------------------------------------------------------------------------------------------------------
   1599999 - Common Stock - Other Affiliates
-----------------------------------------------------------------------------------------------------------
   1699999 - Total Common Stocks
-----------------------------------------------------------------------------------------------------------
   1799999 - Totals
-----------------------------------------------------------------------------------------------------------
Amount of insurer's capital and surplus from the prior year's annual statement $ ......9,241,931,258












--------------------------------------------------------------------------------------------------------------------------------
                                1                                           5         6            Stock of Such Company Owned
                                                                                                   by Insurer on Statement Date
                                                                                                  ------------------------------
                                                                                                          7                 8
   CUSIP                    Description
Identifica-      Name of Subsidiary, Controlled or                     Intangible  Statement                              % of
   tion                 Affiliated Company                               Assets      Value          Number of Shares   Outstanding
--------------------------------------------------------------------------------------------------------------------------------
74429#-12-0  Prudential of America Life Ins. Co.
             (Canada) Class A ............................................. 0 .... 6,000,000 ......... 60,000.000 ........ 100.0
74429#-13-8  Prudential of America Life Ins. Co.
             (Canada) Class B ............................................. 0 .... 8,875,000 ......... 88,750.000 ........ 100.0
74429#-14-6  Prudential of America Life Ins. Co.
             (Canada) Class C ............................................. 0 ... 10,000,000 ........ 100,000.000 ........ 100.0
--------------------------------------------------------------------------------------------------------------------------------
   0499999 - Preferred Stock - Alien Insurer                                0     24,875,000              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
74438*-11-5  Prudential Timber Investments, Inc. .......................... 0 ...... 875,461 .............. 7.000 ........ 100.0
71953K-77-2  PIC Holdings, Ltd ............................................ 0 ... 11,873,000 ...... 7,750,000.000 ........ 100.0
000000-00-0  Prudential Realty Securities ................................. 0 ...... 126,000 ............ 126.000 ........ 100.0
--------------------------------------------------------------------------------------------------------------------------------
   0799999 - Preferred Stock - Other Affiliates                             0     12,874,461              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
   0899999 - Total Preferred Stocks                                         0     37,749,461              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
37465@-10-8  Gibraltar Casualty Company ................................... 0 ............ 0 .......... 2,000.000 ........ 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1099999 - Common Stock - U.S. P&C Insurer                                0              0              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
74408#-10-9  Pruco Life Insurance Company ................................. 0 .. 931,237,453 ........ 250,000.000 ........ 100.0
74445@-10-6  Prudential HealthCare and Life Insurance
             Co. of America ............................................... 0 ... 11,271,567 ........ 500,000.000 ........ 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1199999 - Common Stock - U.S LAH Insurer                                 0    942,509,020              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
T7415#-10-9  PRICOA Vita S.p.A. ........................................... 0 ... 15,583,345 ..... 20,000,000.000 ........ 100.0
74429#-10-4  Prudential of America Life Ins. (Canada) Series 1 ............ 0 ... (3,592,249)......... 35,715.000 ........ 100.0
74429#-11-2  Prudential of America Life Ins. (Canada) Series 2 ............ 0 ..... (179,537).......... 1,785.000 ......... 50.0
Y7443@-10-1  The Prudential Life Insurance Company of Korea, Ltd. ......... 0 ... 29,085,657 ...... 2,640,000.000 ........ 100.0
J7443#-10-6  The Prudential Life Insurance Company , Ltd. ................. 0 .. 265,045,567 ........ 100,000.000 ........ 100.0
AMPRU1-23-2  The American Prudential Insurance Company, Inc. .............. 0 .... 8,266,726 ..... 24,999,995.000 ........ 100.0
PRUARG-12-0  Prudential Seguros, S.A. ..................................... 0 .... 5,542,902 ......... 10,000.000 ........ 100.0
P            Prudential Towarzystwo Ubezpieczen na Zycie, S.A. ............ 0 .... 5,316,092 ........ 999,998.000 ........ 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1299999 - Common Stock - Alien Insurer                                   0    325,068,503              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
74408@-10-1  PRUCO, Inc. ..........................................12,543,225  1,535,524,517 ............. 94.000 ........ 100.0
744400-10-2  Prudential Select Holdings, Inc. ............................. 0 ... 14,617,986 ......... 44,977.000 ........ 100.0
74441@-10-0  PruServicos Participacoes, S.A. .............................. 0 ... 26,933,687 ........ 422,168.000 ........ 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1399999 - Common Stock - Non-Insurer Which Controls Insurer     12,543,225  1,577,076,190              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
BREE00-07-9  BREE Investors Inc. .......................................... 0 .... 3,187,502 .............. 1.000 ......... 50.0
42223@-10-1  Health Ventures Partner, Inc. ................................ 0 ... 34,226,486 .......... 1,000.000 ........ 100.0
69337*-10-9  PIC Realty Canada, Ltd. ...................................... 0 .... 1,932,361 ..... 16,561,003.000 ........ 100.0
74430*-10-5  Prudential Mortgage Asset Corporation II ..................... 0 ....... 41,420 ............ 500.000 ......... 50.0
RE           Prudential Realty Securities, Inc. ........................... 0 .. 460,927,927 ............. 92.000 ........ 100.0
74390@-10-1  Prudential Realty Securities II, Inc.. ....................... 0 ... 92,014,183 ............ 115.000 ......... 87.0
GATWAY-00-5  Gateway Holdings, Inc. ....................................... 0 .. 115,710,426 ............ 810.000 ........ 100.0
26244*-10-1  Dryden Holdings, Inc. ........................................ 0 .. 126,689,479 ............ 234.000 ........ 100.0
26243*-10-2  Dryden Finance, Inc. ......................................... 0 ... 50,500,186 ............ 278.000 ........ 100.0
37475X-10-5  Gibraltar Properties, Inc. ................................... 0 ... 45,072,649 .......... 1,000.000 ........ 100.0
78487@-10-6  SVIIT Holdings, Inc. ......................................... 0 .. 134,780,979 .......... 1,000.000 ........ 100.0
78457#-10-0  SMP Holdings, Inc. ........................................... 0 .. 181,361,894 .......... 1,000.000 ........ 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1499999 - Common Stock - Investment Subsidiary                           0  1,246,445,492              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
47620*-10-1  Jennison Associates Capital Corporation ...................... 0 ... 49,364,011 ........ 913,497.000 ........ 100.0
69332#-10-0  PGR Advisors I, Inc. ................................. 5,764,644 ... 11,754,793 ............ 100.000 ........ 100.0
PGA100-AB-0  PGA European Holdings, Inc. .................................. 0 .... 1,512,000 ......... 12,000.000 ........ 100.0
71953K-69-9  PIC Holdings, Ltd .................................... 1,210,078 ... 67,717,839 ..... 32,810,256.000 ........ 100.0
PLA100-12-9  Prudential Latin American Investments, Ltd. .................. 0 ...... 100,532 ............ 100.000 ........ 100.0
PPC100-12-8  Prudential Private Capital Management ........................ 0 ...... 200,241 .............. 1.000 .......... 1.0
74408@-10-1  PRUCO, Inc. .................................................. 0  1,129,591,235 ............. 94.000 ........ 100.0
744400-10-2  Prudential Select Holdings, Inc. ....................... 974,879 .... 6,047,918 ......... 44,977.000 ........ 100.0
74445#-10-4  Prudential Direct Distributors, Inc. ......................... 0 ....... 22,665 ............ 100.000 ........ 100.0
744299-20-7  Prudential Global Funding .................................... 0 ... 15,017,148 ............ 100.000 ........ 100.0
74440@-10-1  Prudential Homes Corporation ................................. 0 ... 10,456,464 .............. 1.000 ........ 100.0
74442@-10-9  Prudential Private Placement Investors, Inc. ................. 0 ....... 73,180 ......... 40,000.000 ........ 100.0
76111#-10-2  Residential Services Corporation of America .................. 0 .... 9,451,793 .......... 1,000.000 ........ 100.0
74437#-10-4  The Prudential Investment Corporation ........................ 0 ... 55,129,874 ............. 83.000 ........ 100.0
74390*-10-3  The Prudential Real Estate Affiliates, Inc. ............ 698,138 ... 28,600,957 ............. 99.000 ........ 100.0
91204*-10-3  U.S. High Yield Management Company ........................... 0 ........ 1,000 ............ 100.000 ........ 100.0
74446@-10-5  Prudential Assigned Settlement Services, Inc. ................ 0 ...... 115,844 ............ 100.000 ........ 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1599999 - Common Stock - Other Affiliates                        8,647,739  1,385,157,494              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
   1699999 - Total Common Stocks                                   21,190,964  5,476,256,699              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------
   1799999 - Totals                                                21,190,964  5,514,006,160              XXX             XXX
--------------------------------------------------------------------------------------------------------------------------------


                                                  SCHEDULE D - PART 6 - SECTION 2
------------------------------------------------------------------------------------------------------------------------------------
                                   1                                           2                                          3

                                                                         Name of Company                        Amount of Intangible
CUSIP                                                                  Listed in Section 1                       Assets Included in
Identifica-                                                              Which Controls                            Amount Shown in
tion           Name of Lower-tier Company                              Lower-tier Company                        Column 5, Section 1
------------------------------------------------------------------------------------------------------------------------------------
000000-00-0 .. Clivwell Securities, Ltd. ..............................PIC Holdings, Ltd. .......................................0
000000-00-0 .. PRICOA Investment Company ..............................PIC Holdings, Ltd. .......................................0
000000-00-0 .. PRICOA Mezzanine Investment Co. ........................PIC Holdings, Ltd. .......................................0
000000-00-0 .. Prudential Capital and Investment Services, Inc. .......PRUCO, Inc. ..............................................0
------------------------------------------------------------------------------------------------------------------------------------







----------------------------------------------------------------------------
                                    Stock in Lower-tier Company Owned
                                 Indirectly by Insurer on Statement Date
                              ----------------------------------------------
CUSIP                                 4                             5
Identifica-
tion                          Number of Shares              % of Outstanding
----------------------------------------------------------------------------
000000-00-0 .....................7,750,000.000 ...................100.0
000000-00-0 ....................82,132,601.000 ...................100.0
000000-00-0 .....................4,282,789.000 ...................100.0
000000-00-0 .............................0.000 .....................0.0
----------------------------------------------------------------------------

                         ANNUAL STATEMENT FOR THE YEAR 1998 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                                  SCHEDULE D - PART 6 - SECTION 2
------------------------------------------------------------------------------------------------------------------------------------
                                   1                                           2                                          3

                                                                         Name of Company                        Amount of Intangible
CUSIP                                                                  Listed in Section 1                       Assets Included in
Identifica-                                                              Which Controls                            Amount Shown in
tion           Name of Lower-tier Company                              Lower-tier Company                        Column 5, Section 1
------------------------------------------------------------------------------------------------------------------------------------
000000-00-0 ...Lapine Holding Company .................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Asia Investments, Ltd. ......................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Asia Investments, Ltd. ......................Prudential Investment Company ............................0
000000-00-0 ...Prudential-Bradesco Seguros, S.A. ......................PruServicos Participacoes, S.A. ..........................0
------------------------------------------------------------------------------------------------------------------------------------
0199999 - Preferred Stock                                                                                                        0
------------------------------------------------------------------------------------------------------------------------------------
000000-00-0 ...ML/MSB Acquisition, Inc. ...............................Prudential Residential Services, L.P. ....................0
000000-00-0 ...PRICOA Relocation Management, Ltd. .....................Prudential Residential Services, L.P. ....................0
000000-00-0 ...Prudential Community Interaction Consulting, Inc. ......Prudential Residential Services, L.P. ....................0
000000-00-0 ...Prudential Resources Management Asia, Limited ..........Prudential Residential Services, L.P. ....................0
000000-00-0 ...Prudential Relocation  Canada Ltd. .....................Prudential Residential Services, L.P. ....................0
000000-00-0 ...Prudential Relocation, Ltd. ............................Prudential Residential Services, L.P. ....................0
000000-00-0 ...The Relocation Funding Corporation of America ..........Prudential Residential Services, L.P. ....................0
000000-00-0 ...Clivwell Securities, Ltd. ..............................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Capital Group, Ltd. .............................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Funding, Ltd. ...................................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Investment Company ..............................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Property Investment Management Ltd. .............PIC Holdings, Ltd. ...............................1,210,078
000000-00-0 ...Euro Invest (General Partner) Ltd. .....................PIC Holdings, Ltd. .......................................0
000000-00-0 ...Industrial Properties (Gen Partner), Ltd. ..............PIC Holdings, Ltd. .......................................0
000000-00-0 ...Industrial Properties (Gen Partner) II, Ltd. ...........PIC Holdings, Ltd. .......................................0
000000-00-0 ...Northern Retail Properties (General Partner) Ltd. ......PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA P.I.M. (Regulated) Ltd. .........................PIC Holdings, Ltd. .......................................0
000000-00-0 ...South Downs Properties (General Partner) Ltd. ..........PIC Holdings, Ltd. .......................................0
000000-00-0 ...South Downs Trading (General Partner) Ltd. .............PIC Holdings, Ltd. .......................................0
000000-00-0 ...TransEuropean Properties (General Partner) Ltd. ........PIC Holdings, Ltd. .......................................0
000000-00-0 ...TransEuropean Properties (General Partner) II Ltd. .....PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Asset Management, Ltd. ..........................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Capital Management ..............................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA General Partner Ltd. ............................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Management Partner Ltd. .........................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Mezzanine Funding, Ltd. .........................PIC Holdings, Ltd. .......................................0
000000-00-0 ...PRICOA Mezzanine Investment Co. ........................PIC Holdings, Ltd. .......................................0
000000-00-0 ...Argus General Partner, Ltd. ............................PIC Holdings, Ltd. .......................................0
000000-00-0 ...Argus Capital Limited ..................................PIC Holdings, Ltd. .......................................0
000000-00-0 ...Argus Capital International Ltd. .......................PIC Holdings, Ltd. .......................................0
000000-00-0 ...BREE Investments Ltd.. .................................PRUCO, Inc. ..............................................0
000000-00-0 ...Barafor ................................................PRUCO, Inc. ..............................................0
000000-00-0 ...Capital Agricultural Property Services, Inc. ...........PRUCO, Inc. ..............................................0
000000-00-0 ...Flor-Ag Corporation ....................................PRUCO, Inc. ..............................................0
000000-00-0 ...PIC Realty Corporation .................................PRUCO, Inc. ..............................................0
000000-00-0 ...Pruco Securities Corporation ...........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Agricultural Credit, Inc. ...................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Capital and Investment Services, Inc. .......PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Group Inc. - Series A ............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Group Inc. - Series B ............PRUCO, Inc. ..............................................0
000000-00-0 ...Bache Insurance Agency of Louisiana, Inc. ..............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities (Germany) Inc. .............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Management GmbH .......................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Management GmbH & Co. KG. .............PRUCO, Inc. ..............................................0
000000-00-0 ...BraeLoch Successor Corporation .........................PRUCO, Inc. ..............................................0
000000-00-0 ...BraeLoch Holdings, Inc. ................................PRUCO, Inc. ..............................................0
000000-00-0 ...Graham Resources, Inc. .................................PRUCO, Inc. ..............................................0
000000-00-0 ...Graham Depository Company II ...........................PRUCO, Inc. ..............................................0
000000-00-0 ...Graham Energy, Ltd. ....................................PRUCO, Inc. ..............................................0
000000-00-0 ...Graham Exploration, Ltd. ...............................PRUCO, Inc. ..............................................0
000000-00-0 ...Graham Royalty, Ltd. ...................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Global Markets ........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache International (Hong Kong) Ltd. ........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Finance (Hong Kong) Ltd. ..............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Bache Futures (Hong Kong) Ltd. ..............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Bache Nominees (Hong Kong) Ltd. .............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Bache Securities (Hong Kong) Ltd. ...........PRUCO, Inc. ..............................................0
000000-00-0 ...PB Financial Services, Inc. ............................PRUCO, Inc. ..............................................0
000000-00-0 ...P-B Finance Ltd. .......................................PRUCO, Inc. ..............................................0
000000-00-0 ...PGR Advisors, Inc. .....................................PRUCO, Inc. ..............................................0
000000-00-0 ...PBML Custodian Limited .................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Capital Funding BV ....................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Energy Corp. ..........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Energy Production, Inc. ...............PRUCO, Inc. ..............................................0
000000-00-0 ...Commodity Admin Services, Inc. .........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Commodities de Mexico, S, de RL de CV .......PRUCO, Inc. ..............................................0
000000-00-0 ...Mexico Commodity Funding Corp. .........................PRUCO, Inc. ..............................................0
000000-00-0 ...Mexico Commodity Sourcing Corp. ........................PRUCO, Inc. ..............................................0
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                    Stock in Lower-tier Company Owned
                                 Indirectly by Insurer on Statement Date
                              ----------------------------------------------
CUSIP                                   4                           5
Identifica-
tion                            Number of Shares            % of Outstanding
----------------------------------------------------------------------------
000000-00-0 ......................7,499,999.000 ..................100.0
000000-00-0 ..............................1.000 ...................50.0
000000-00-0 ..............................1.000 ...................50.0
000000-00-0 ..........................5,372.000 ...................99.0
----------------------------------------------------------------------------
0199999 - Preferred Stock                 XXX                     XXX
----------------------------------------------------------------------------
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .............................99.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ..........................9,999.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .............................49.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .....................13,266,766.000 ..................100.0
000000-00-0 ......................6,204,230.000 ..................100.0
000000-00-0 .....................11,213,375.000 ..................100.0
000000-00-0 .........................15,000.000 ..................100.0
000000-00-0 ..............................2.000 ..................100.0
000000-00-0 .........................49,998.000 ...................99.0
000000-00-0 .........................30,000.000 ...................75.0
000000-00-0 .........................49,998.000 ...................99.0
000000-00-0 .........................40,000.000 ...................80.0
000000-00-0 .........................10,000.000 ..................100.0
000000-00-0 .............................99.000 ...................99.0
000000-00-0 .............................99.000 ...................99.0
000000-00-0 .........................40,000.000 ..................100.0
000000-00-0 .........................30,000.000 ...................75.0
000000-00-0 ......................1,500,000.000 ..................100.0
000000-00-0 ........................100,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ........................873,985.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .........................50,000.000 ..................100.0
000000-00-0 ..............................2.000 ..................100.0
000000-00-0 ..............................2.000 ..................100.0
000000-00-0 ..............................1.000 ...................50.0
000000-00-0 .....................10,000,001.000 ..................100.0
000000-00-0 ............................995.000 ..................100.0
000000-00-0 .............................50.000 ..................100.0
000000-00-0 ............................236.000 ..................100.0
000000-00-0 ............................995.000 ..................100.0
000000-00-0 ............................999.000 ...................99.9
000000-00-0 .............................99.000 ..................100.0
000000-00-0 ..............................0.000 ....................0.0
000000-00-0 .............................57.020 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .........................50,000.000 ..................100.0
000000-00-0 ..............................0.000 ....................0.0
000000-00-0 ........................330,000.000 ..................100.0
000000-00-0 ......................7,758,803.000 ..................100.0
000000-00-0 ......................7,734,234.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .............................90.000 ..................100.0
000000-00-0 ............................130.000 ..................100.0
000000-00-0 .............................20.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..........................1,502.000 ..................100.0
000000-00-0 ..............................3.000 ..................100.0
000000-00-0 ..........................1,500.000 ..................100.0
000000-00-0 ..........................1,750.000 ..................100.0
000000-00-0 ........................550,000.000 ..................100.0
000000-00-0 .............................50.000 ..................100.0
000000-00-0 ..............................3.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ......................5,000,000.000 ..................100.0
000000-00-0 .........................40,000.000 ..................100.0
000000-00-0 ..............................1.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .............................50.000 ..................100.0
000000-00-0 ..........................2,999.000 ...................99.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
----------------------------------------------------------------------------

                         ANNUAL STATEMENT FOR THE YEAR 1998 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                                  SCHEDULE D - PART 6 - SECTION 2
------------------------------------------------------------------------------------------------------------------------------------
                                   1                                           2                                          3

                                                                         Name of Company                        Amount of Intangible
CUSIP                                                                  Listed in Section 1                       Assets Included in
Identifica-                                                              Which Controls                            Amount Shown in
tion           Name of Lower-tier Company                              Lower-tier Company                        Column 5, Section 1
------------------------------------------------------------------------------------------------------------------------------------
000000-00-0 ...Prudential Commodities de Mexico, S, de RL de CV .......PRUCO, Inc. ..............................................0
000000-00-0 ...PSI  Partners Inc. .....................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache International Banking Corporation .....PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache International Bank Ltd. ...............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache International, (U.K.) Ltd. ............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Bache International Ltd. ....................PRUCO, Inc. ..............................................0
000000-00-0 ...Circle (Nominees) Limited ..............................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Forex, (U.K.) Ltd. ....................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Bache International Trust Co. (Cayman) ......PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Bache Corp. Director Services, Inc. .........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Bache Corp. Trustee Services, Inc. ..........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Investor Services Inc. ................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Investor Services II, Inc. ............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Leasing Inc. ..........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Program Services Inc. .................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Properties Inc. .......................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities, (Australia) Ltd. ..........PRUCO, Inc. ..............................................0
000000-00-0 ...Bache Nominees Ltd. ....................................PRUCO, Inc. ..............................................0
000000-00-0 ...Corcarr Funds Management Limited .......................PRUCO, Inc. ..............................................0
000000-00-0 ...Corcarr Management Pty. Limited ........................PRUCO, Inc. ..............................................0
000000-00-0 ...Corcarr Nominees Pty. Limited ..........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Bache Funds Management, Ltd. ................PRUCO, Inc. ..............................................0
000000-00-0 ...Divsplit Nominees Pty. Limited .........................PRUCO, Inc. ..............................................0
000000-00-0 ...PruBache Nominees Pty. Limited .........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Trade Services Inc. ...................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Transfer Agent Services, Inc. .........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Capmark Inc. .....................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Credit Corp. .....................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Municipal Derivatives, Inc. ......PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Secured Financing Corporation ....PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Structured Assets, Inc. ..........PRUCO, Inc. ..............................................0
000000-00-0 ...R & D Funding Corp. ....................................PRUCO, Inc. ..............................................0
000000-00-0 ...Seaport Futures Management, Inc. .......................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Incorporated .....................PRUCO, Inc. ..............................................0
000000-00-0 ...Lapine Holding Company .................................PRUCO, Inc. ..............................................0
000000-00-0 ...Lapine Development Corporation .........................PRUCO, Inc. ..............................................0
000000-00-0 ...Lapine Technology Corporation ..........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Investments Fund Management, L.L.C. .........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Mutual Fund Distributors, Inc. ..............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Mutual Fund Services,  L.L.C. ...............PRUCO, Inc. ..............................................0
000000-00-0 ...Bache & Co. (Lebanon) S.A.L. ...........................PRUCO, Inc. ..............................................0
000000-00-0 ...Bache & Co. S.A. de C.V. (Mexico) ......................PRUCO, Inc. ..............................................0
000000-00-0 ...Bache Insurance Agency Inc.. ...........................PRUCO, Inc. ..............................................0
000000-00-0 ...P-B Holding Japan Inc. .................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities (Japan) Ltd. .....................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Futures Asia Pacific Ltd. .............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities Agencia de Valores S.A. ....PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities Asia Pacific Ltd. ..........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities (Holland) Inc. .............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities (Holland) N.V ..............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities (Monaco) Inc. ..............PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities (Switzerland) Inc. .........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential-Bache Securities (U.K.) Inc. ................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities (Brazil) LTDA ....................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities (Chile) Inc. .....................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities CMO Issuer Inc. ..................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities Futures Management Inc. ..........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities (Argentina) Inc. .................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Securities (Uruguay) S.A. ...................PRUCO, Inc. ..............................................0
000000-00-0 ...Wexford Clearing Services Corporation ..................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Dental Maintenance Organization, Inc. .......PRUCO, Inc. ..............................................0
               Prudential Dental Maintenance Organization of
000000-00-0 ...California, Inc. .......................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Direct, Inc. ................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Equity Investors, Inc. ......................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Funding Corporation .........................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Health and Dental Group Holdings, Inc. ......PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential HealthCare Group Inc. .......................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Health Care Plan, Inc. ......................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Health Care Plan of California, Inc. ........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Health Care Plan of Connecticut, Inc. .......PRUCO, Inc. ..............................................0
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                    Stock in Lower-tier Company Owned
                                 Indirectly by Insurer on Statement Date
                              ----------------------------------------------
CUSIP                                   4                           5
Identifica-
tion                            Number of Shares            % of Outstanding
----------------------------------------------------------------------------
000000-00-0 ..............................1.000 ....................1.0
000000-00-0 ..............................1.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .....................35,000,000.000 ..................100.0
000000-00-0 .....................41,400,211.000 ..................100.0
000000-00-0 ......................7,500,000.000 ..................100.0
000000-00-0 ..............................2.000 ..................100.0
000000-00-0 ......................3,000,000.000 ..................100.0
000000-00-0 ............................500.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................500.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..............................1.000 ..................100.0
000000-00-0 .........................10,000.000 ..................100.0
000000-00-0 ..............................4.000 ..................100.0
000000-00-0 .........................50,050.000 ..................100.0
000000-00-0 ..............................2.000 ..................100.0
000000-00-0 ..............................4.000 ..................100.0
000000-00-0 ..............................4.000 ..................100.0
000000-00-0 ..............................4.000 ..................100.0
000000-00-0 ..............................2.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .........................10,000.000 ..................100.0
000000-00-0 .............................20.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .............................99.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .........................46,350.000 ..................100.0
000000-00-0 ............................664.000 ..................100.0
000000-00-0 .....................12,500,000.000 ...................71.0
000000-00-0 ......................4,650,000.000 ..................100.0
000000-00-0 ..............................1.000 ..................100.0
000000-00-0 ..............................0.000 ....................0.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..............................0.000 ....................0.0
000000-00-0 ..........................2,000.000 ..................100.0
000000-00-0 .............................96.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ........................200,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ........................150,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .........................40,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................200.000 ..................100.0
000000-00-0 ........................750,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .............................50.000 ..................100.0

000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ............................150.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .............................99.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
----------------------------------------------------------------------------

                         ANNUAL STATEMENT FOR THE YEAR 1998 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                                  SCHEDULE D - PART 6 - SECTION 2
------------------------------------------------------------------------------------------------------------------------------------
                                   1                                           2                                          3

                                                                         Name of Company                        Amount of Intangible
CUSIP                                                                  Listed in Section 1                       Assets Included in
Identifica-                                                              Which Controls                            Amount Shown in
tion           Name of Lower-tier Company                              Lower-tier Company                        Column 5, Section 1
------------------------------------------------------------------------------------------------------------------------------------
000000-00-0 ...Prudential Health Care Plan of Georgia, Inc. ...........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Health Care Plan of New York, Inc. ..........PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Human Resources Management Co., Inc. ........PRUCO, Inc. ..............................................0
000000-00-0 ...Human Resource Finance Company, Inc. ...................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Property and Casualty Insurance Company .....PRUCO, Inc. .....................................12,543,225
000000-00-0 ...Prudential Commercial Insurance Company ................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential General Insurance Company ...................PRUCO, Inc. ..............................................0
000000-00-0 ...Merastar Corporation ...................................PRUCO, Inc. ..............................................0
000000-00-0 ...Merastar Insurance Company .............................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Insurance Brokerage, Inc. ...................PRUCO, Inc. ..............................................0
               The Prudential Property and Casualty General
000000-00-0 ...Agency, Inc. ...........................................PRUCO, Inc. ..............................................0
               The Prudential Property and Casualty of
000000-00-0 ...New Jersey Holdings, Inc. ..............................PRUCO, Inc. ..............................................0
               The Prudential Property and Casualty Insurance
000000-00-0 ...Co. of  New Jersey .....................................PRUCO, Inc. ..............................................0
               The Prudential General Insurance Company of
000000-00-0 ...New Jersey .............................................PRUCO, Inc. ..............................................0
               The Prudential Commercial Insurance Co. of
000000-00-0 ...New Jersey .............................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Realty Partnerships, Inc. ...................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Realty Securities II, Inc. ..................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Trust Company ...............................PRUCO, Inc. ..............................................0
000000-00-0 ...PTC Services, Inc. .....................................PRUCO, Inc. ..............................................0
000000-00-0 ...Prudential Uniformed Services Administrators, Inc. .....PRUCO, Inc. ..............................................0
000000-00-0 ...The Prudential Bank and Trust Company ..................PRUCO, Inc. ..............................................0
000000-00-0 ...PBT Mortgage Corporation ...............................PRUCO, Inc. ..............................................0
000000-00-0 ...The Prudential Savings Bank, F.S.B. ....................PRUCO, Inc. ..............................................0
000000-00-0 ...PBT Home Equity Holdings ...............................PRUCO, Inc. ..............................................0
000000-00-0 ...Pruco Life Insurance Company of New Jersey .............Pruco Life Insurance Company .............................0
000000-00-0 ...The Prudential Life Insurance Company of Arizona .......Pruco Life Insurance Company .............................0
000000-00-0 ...Prudential Texas Residential Services Corporation ......Prudential Homes Corporation .............................0
000000-00-0 ...Prudential Select Life Insurance Company of America ....Prudential Select Holdings, Inc. .........................0
000000-00-0 ...Private Label Mortgage Services Corporation ............Residential Services Corp of America .....................0
000000-00-0 ...Residential Information Services, Inc. .................Residential Services Corp of America .....................0
000000-00-0 ...Securitized Asset Sales, Inc. ..........................Residential Services Corp of America .....................0
000000-00-0 ...PHMC Services Corporation ..............................Residential Services Corp of America .....................0
000000-00-0 ...The Prudential Home Mortgage Company, Inc. .............Residential Services Corp of America .....................0
000000-00-0 ...The Prudential Home Mortgage Securities Co., Inc. ......Residential Services Corp of America .....................0
000000-00-0 ...Gateway Holdings, S.A. .................................The Prudential Investment Corporation ....................0
000000-00-0 ...Amicus Investment Company ..............................The Prudential Investment Corporation ....................0
000000-00-0 ...Global Income Fund Management Company, S.A. ............The Prudential Investment Corporation ....................0
000000-00-0 ...Global Series Fund II Management Company, S.A. .........The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Home Building Investors, Inc. ...............The Prudential Investment Corporation ....................0
000000-00-0 ...The Prudential Asset Management Company, Inc. ..........The Prudential Investment Corporation ....................0
000000-00-0 ...Enhanced Investment Technologies, Inc. .................The Prudential Investment Corporation ....................0
000000-00-0 ...PCM International, Inc. ................................The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Asia Investments Limited ....................The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Asia Management Ltd. (BVI) ..................The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Asia Fund Management Ltd. ...................The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Asia Fund Managers (HK) Ltd. ................The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Asset Management Ltd. (BVI) .................The Prudential Investment Corporation ....................0
000000-00-0 ...PAMA (Indonesia) Limited ...............................The Prudential Investment Corporation ....................0
000000-00-0 ...PAMA (Singapore) Private Ltd. ..........................The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Asset Management Asia H K Ltd. ..............The Prudential Investment Corporation ....................0
000000-00-0 ...PT PAMA Indonesia ......................................The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Asia Infrastructure Investors Ltd. ..........The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Asia Infrastructure Investors (H.K.) Ltd. ...The Prudential Investment Corporation ....................0
000000-00-0 ...Asian Infrastructure Investors HK, Ltd. ................The Prudential Investment Corporation ....................0
000000-00-0 ...Prudential Timber Investments, Inc. ....................The Prudential Investment Corporation ....................0
000000-00-0 ...Texas Rio Grande Other Asset Group Company, Inc. .......The Prudential Investment Corporation ....................0
000000-00-0 ...The Prudential Investment Advisory Company, Ltd. .......The Prudential Investment Corporation ....................0
000000-00-0 ...The Prudential Property Company, Inc. ..................The Prudential Investment Corporation ....................0
000000-00-0 ...The Prudential Realty Advisors, Inc. ...................The Prudential Investment Corporation ....................0
000000-00-0 ...Countrywide International Realty, Ltd. .................Prudential Real Estate Affiliates, Inc. ............454,344
000000-00-0 ...Prudential Referral Services, Inc. .....................Prudential Real Estate Affiliates, Inc. ..................0
               The Prudential Real Estate Financial Services
000000-00-0 ...of America, Inc. .......................................Prudential Real Estate Affiliates, Inc. ..................0
000000-00-0 ...Preferred Coastal Realty, Inc. .........................Prudential Real Estate Affiliates, Inc. ............243,794
000000-00-0 ...Real Estate Connecticut, Inc. ..........................Prudential Real Estate Affiliates, Inc. ..................0
000000-00-0 ...Referral Associates of Connecticut, Inc. ...............Prudential Real Estate Affiliates, Inc. ..................0
000000-00-0 ...Prudential-Bradesco Seguros, S.A. ......................PruServicos Participacoes, S.A. ..........................0
000000-00-0 ...Gibraltar Servicos Ltda. ...............................PruServicos Participacoes, S.A. ..........................0
------------------------------------------------------------------------------------------------------------------------------------
   0299999 - Common Stock                                                                                               14,451,441
------------------------------------------------------------------------------------------------------------------------------------
   0399999 TOTAL                                                                                                        14,451,441
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                    Stock in Lower-tier Company Owned
                                 Indirectly by Insurer on Statement Date
                              ----------------------------------------------
CUSIP                                   4                           5
Identifica-
tion                            Number of Shares            % of Outstanding
----------------------------------------------------------------------------
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ............................200.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................800.000 ..................100.0
000000-00-0 ..........................2,000.000 ..................100.0
000000-00-0 ..........................2,000.000 ..................100.0
000000-00-0 ........................100,000.000 ..................100.0
000000-00-0 .........................25,000.000 ..................100.0
000000-00-0 .........................25,000.000 ..................100.0

000000-00-0 ............................100.000 ..................100.0

000000-00-0 ..............................1.000 ..................100.0

000000-00-0 ............................400.000 ..................100.0

000000-00-0 ............................240.000 ..................100.0

000000-00-0 ............................240.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .............................17.000 ..................100.0
000000-00-0 ........................300,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ........................500,000.000 ..................100.0
000000-00-0 ........................203,996.000 ..................100.0
000000-00-0 ..........................2,250.000 ..................100.0
000000-00-0 .........................10,000.000 ..................100.0
000000-00-0 ..........................4,000.000 ..................100.0
000000-00-0 ........................400,000.000 ..................100.0
000000-00-0 ........................200,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ......................2,500,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .........................20,000.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 ..........................5,000.000 ..................100.0
000000-00-0 ..........................1,400.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .............................84.000 ..................100.0
000000-00-0 .............................98.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ......................6,300,000.000 ..................100.0
000000-00-0 ........................200,000.000 ..................100.0
000000-00-0 ............................180.000 ..................100.0
000000-00-0 .............................20.000 ..................100.0
000000-00-0 ......................1,500,000.000 ..................100.0
000000-00-0 ..........................7,500.000 ...................75.0
000000-00-0 ......................1,000,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................650.000 ...................65.0
000000-00-0 ........................800,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 .........................42,500.000 ...................85.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..........................5,000.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0

000000-00-0 ............................100.000 ..................100.0
000000-00-0 .............................80.000 ...................80.0
000000-00-0 ............................100.000 ..................100.0
000000-00-0 ..........................1,000.000 ..................100.0
000000-00-0 .........................54,772.000 ...................48.0
000000-00-0 ..........................1,020.000 ...................51.0
----------------------------------------------------------------------------
   0299999 - Common Stock               XXX                       XXX
----------------------------------------------------------------------------
   0399999 TOTAL                        XXX                       XXX
----------------------------------------------------------------------------

ITEM 25. INDEMNIFICATION

Article VI, paragraph (4) of Registrant's Articles of Incorporation provides that "each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and as provided in the by-laws of the Corporation." Article VIII of the Registrant's Articles of Incorporation provides, in pertinent part, that "no provision of these Articles of Incorporation shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

Paragraph 6 of both the Investment Advisory Agreement and the Supplemental Investment Advisory Agreement between Registrant and Prudential provides that "Prudential will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties on behalf of the Fund or from reckless disregard of its obligation and duties under this Agreement."

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Prudential Investment Corporation (PIC) is the investment unit of Prudential and actively engages in the business of giving investment advice. The officers and directors of Prudential and PIC who are engaged directly or indirectly in activities relating to the registrant have no business, profession, vocation, or employment of a substantial nature other than with Prudential and PIC, and have not had such other connections during the past two years.


The business and other connections of Prudential's Directors are listed in the Post-Effective Amendment No. 21 to the Registration Statement of The Prudential Variable Appreciable Account, Registration No. 33-20000, filed on April 19, 1999, the text of which is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS


(a)Prudential Investment Management Services LLC (PIMS) is principal underwriter for Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Contract Account, Pruco Life Flexible Premium Variable Annuity Account, Pruco Life of New Jersey Flexible Premium Variable Annuity Account, Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity
Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc. The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential 20/20 Focus Fund, Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust.



(b) NAME AND PRINCIPAL             POSITIONS AND OFFICES                                 POSITIONS AND OFFICES
    BUSINESS ADDRESS               WITH UNDERWRITER                                      WITH REGISTRANT
    ----------------               ----------------                                      ---------------

    Robert F. Gunia***             President                                             None
    Jean D. Hamilton*              Executive Vice President                              None
    John R. Strangfeld, Jr.***     Executive Vice President                              None
    Brian Henderson***             Sr. Vice President and Chief Operating Officer        None
    William V. Healey***           Vice President, Secretary and Chief Legal Officer     None
    Margaret M. Deverell***        Vice President, Comptroller and Chief Financial       None
    C. Edward Chaplin *            Treasurer                                             None
    Kevin B. Frawley **            Sr. Vice President and Chief Compliance Officer       None



*   Principal Business Address: 751 Broad Street,  Newark, NJ  07102
** Principal Business Address: 213 Washington Street, Newark, NJ 07102 *** Principal Business Address: 100 Mulberry Street, Newark, NJ 07102

    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant, 751 Broad Street, Newark, New Jersey 07102-3777; the Registrant's Investment Advisor, The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777, the Registrant's Accounting Agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716 or the Registrant's Custodians, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716, and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.


The Fund has entered into Sub-Advisory Agreements with Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Prudential Investment Corporation, 751 Broad Street, Newark, New Jersey 07102; Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California 94404; The Dreyfus Corporation, 200 Park Avenue, New York, NY 10266; and Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660.




ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 26th day of April, 1999.



                                       THE PRUDENTIAL SERIES FUND, INC.


                                       By: /s/ E. Michael Caulfield
                                           ----------------------------
                                           E. Michael Caulfield
                                           President and Director


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE AND TITLE                       DATE
-------------------                       ----



/s/ E. Michael Caulfield                  April 26, 1999
---------------------------------
E. Michael Caulfield
President and Director



/s/ Grace C. Torres                       April 26, 1999
---------------------------------
Grace C. Torres
Treasurer and Principal Financial
and Accounting Officer

                                                     *By: /s/ Caren Cunningham
                                                          ----------------------
                                                              Caren Cunningham
                                                              (Attorney-in-Fact)

/s/*                                      April 26, 1999
---------------------------------
Saul K. Fenster
Director


/s/*                                      April 26, 1999
---------------------------------
W. Scott McDonald, Jr.
Director


/s/*                                      April 26, 1999
---------------------------------
Joseph Weber
Director

EXHIBIT INDEX                                                               PAGE


(a) (1) Articles of Incorporation of The Prudential Series Fund, Inc.

    (3) Articles Supplementary to the Articles of Incorporation of The Prudential Series Fund, Inc. [April 8, 1999]

    (4) Articles Supplementary to the Articles of Incorporation of The Prudential Series Fund, Inc. [August 30, 1996]

    (5) Articles Supplementary to the Articles of Incorporation of The Prudential Series Fund, Inc. [September 2, 1994]

    (6) Articles Supplementary to the Articles of Incorporation of The Prudential Series Fund, Inc. [July 18, 1988]

    (7) Articles Supplementary to the Articles of Incorporation of The Prudential Series Fund, Inc. [May 2, 1988]

    (8) Articles Supplementary to the Articles of Incorporation of The Prudential Series Fund, Inc. [February 17, 1988]

    (9) Articles Supplementary to the Articles of Incorporation of The Prudential Series Fund, Inc. [October 26, 1987]

   (10) Articles Supplementary to the Articles of Incorporation of The Prudential Series Fund, Inc. [June 4, 1986]

(d) (4) Subadvisory Agreement between the Prudential Insurance Company of America and Jennison Associates LLC.

    (5) Subadvisory Agreement between the Prudential Insurance Company of America and The Dreyfus Corporation.

    (6) Subadvisory Agreement between the Prudential Insurance Company of America and Franklin Advisers, Inc.

    (7) Subadvisory Agreement between the Prudential Insurance Company of America and Pacific Investment Management Company.

(g) (4) Transfer Agent Agreement between Prudential Mutual Fund Services LLC and The Prudential Series Fund, Inc.

(j) (1) Consent of PricewaterhouseCoopers LLP Independent accountants.

    (2)  Shea & Gardner Legal Opinion.

(m)     Rule 12b-1 Plan.

(n)     Financial Data Schedules.

(o)     Rule 18f-3 Plan. [February 25, 1999]

(